UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1. Reports to Stockholders.	January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P North American Technology Sector Index Fund  |  IGM  |  NYSE Arca

iShares S&P North American Technology - Multimedia Networking Index Fund  |  IGN  |  NYSE Arca

iShares S&P North American Technology - Software Index Fund  |  IGV  |  NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund  |  IGE  |  NYSE Arca

iShares PHLX SOX Semiconductor Sector Index Fund  |  SOXX  |  NASDAQ

iShares NYSE Composite Index Fund  |  NYC  |  NYSE Arca

iShares NYSE 100 Index Fund  |  NY  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.49%	2.54%	2.90%	4.64%	4.65%	5.09%	2.75%	2.77%	3.23%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.49%	2.54%	2.90%	25.45%	25.50%	28.16%	31.20%	31.46%	37.40%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was 3.69%, net of fees, while the total return for the Index was 3.90%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Computers	29.02%
Software	20.31
Semiconductors	18.14
Internet	14.31
Telecommunications	7.79
Commercial Services	6.63
Electronics	2.38
Other*	1.39
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Apple Inc.	9.37%
Microsoft Corp.	8.47
International Business Machines Corp.	8.06
Google Inc. Class A	5.62
Intel Corp.	5.15
Oracle Corp.	4.25
Cisco Systems Inc.	4.04
QUALCOMM Inc.	3.79
Amazon.com Inc.	2.71
Hewlett-Packard Co.	2.13

TOTAL	53.59%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.64)%	(13.61)%	(13.62)%	(1.44)%	(1.40)%	(1.16)%	0.06%	0.10%	0.47%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.64)%	(13.61)%	(13.62)%	(6.98)%	(6.83)%	(5.67)%	0.59%	0.97%	4.78%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2012

The iShares S&P North American Technology - Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology - Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was 1.75%, net of fees, while the total return for the Index was 1.72%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Wireless Equipment	23.02%
Telecommunication Equipment	22.55
Networking Products	17.80
Semiconductor Components/Integrated Circuits	9.80
Telecommunication Equipment Fiber Optics	7.54
Computer — Integrated Systems	6.89
Internet Infrastructure Software	4.60
Computers	4.35
Satellite Telecommunications	2.15
Internet Security	1.27
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

QUALCOMM Inc.	8.77%
Cisco Systems Inc.	8.53
Juniper Networks Inc.	8.42
Motorola Mobility Holdings Inc.	8.02
Motorola Solutions Inc.	8.00
Harris Corp.	4.99
F5 Networks Inc.	4.60
Research in Motion Ltd.	4.35
Polycom Inc.	4.07
Riverbed Technology Inc.	3.95

TOTAL	63.70%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - SOFTWARE INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.63%	0.65%	1.04%	5.70%	5.70%	6.12%	2.62%	2.64%	3.09%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.63%	0.65%	1.04%	31.92%	31.95%	34.60%	29.49%	29.74%	35.60%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - SOFTWARE INDEX FUND

Performance as of January 31, 2012

The iShares S&P North American Technology - Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology - Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was 0.23%, net of fees, while the total return for the Index was 0.43%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Applications Software	39.27%
Enterprise Software/Services	21.18
Computer-Aided Design	6.25
Electronic Forms	6.12
Entertainment Software	5.26
Internet Security	4.78
Electronic Design Automation	3.38
Transactional Software	2.14
Internet Infrastructure Software	1.70
Computer — Integrated Systems	1.61
Multi-Media	1.61
Data Processing/Management	1.54
Electronic Components — Semiconductors	1.43
Other*	3.69
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Microsoft Corp.	9.58%
Oracle Corp.	7.55
Intuit Inc.	6.75
Salesforce.com Inc.	6.39
Adobe Systems Inc.	6.12
Citrix Systems Inc.	4.90
Symantec Corp.	4.78
CA Inc.	3.86
Red Hat Inc.	3.62
Autodesk Inc.	3.30

TOTAL	56.85%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.54)%	(6.57)%	(6.10)%	4.73%	4.72%	5.22%	11.32%	11.33%	11.79%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.54)%	(6.57)%	(6.10)%	25.99%	25.95%	28.96%	192.21%	192.40%	204.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (8.85)%, net of fees, while the total return for the Index was (8.65)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Oil & Gas	59.03%
Mining	16.98
Oil & Gas Services	14.29
Pipelines	3.18
Packaging & Containers	2.19
Coal	1.68
Forest Products & Paper	1.27
Other*	1.35
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	7.54%
Chevron Corp.	7.25
Schlumberger Ltd.	5.51
ConocoPhillips	4.95
Occidental Petroleum Corp.	4.42
Suncor Energy Inc.	2.97
Barrick Gold Corp.	2.69
Freeport-McMoRan Copper & Gold Inc.	2.39
Canadian Natural Resources Ltd.	2.37
Anadarko Petroleum Corp.	2.20

TOTAL	42.29%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.06)%	(6.04)%	(5.89)%	(0.98)%	(0.97)%	(0.68)%	(1.78)%	(1.74)%	(1.40)%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.06)%	(6.04)%	(5.89)%	(4.80)%	(4.74)%	(3.37)%	(16.40)%	(16.08)%	(13.16)%

Index performance reflects the S&P North American Technology - Semiconductors Index through October 14, 2010 and the PHLX Semiconductor Sector Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

Performance as of January 31, 2012

The iShares PHLX SOX Semiconductor Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the PHLX Semiconductor Sector IndexSM (the “Index”). The Index measures the performance of U.S.-traded securities of companies engaged in the semiconductor business. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was 6.33%, net of fees, while the total return for the Index was 6.41%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Electronic Components — Semiconductors	51.15%
Semiconductor Components/Integrated Circuits	22.31
Semiconductor Equipment	21.87
Computers — Memory Devices	3.40
Wireless Equipment	1.20
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Broadcom Corp. Class A	8.27%
Applied Materials Inc.	8.10
Texas Instruments Inc.	7.86
Intel Corp.	7.75
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	7.70
Micron Technology Inc.	4.63
Avago Technologies Ltd.	4.14
KLA-Tencor Corp.	4.05
Marvell Technology Group Ltd.	4.02
Xilinx Inc.	4.00

TOTAL	60.52%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.35)%	(1.31)%	(1.34)%	(0.87)%	(0.90)%	(0.86)%	4.57%	4.56%	4.68%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.35)%	(1.31)%	(1.34)%	(4.25)%	(4.41)%	(4.22)%	41.95%	41.86%	43.11%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2012

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (1.86)%, net of fees, while the total return for the Index was (1.78)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.30%
Financial	19.93
Energy	16.14
Industrial	11.53
Consumer Cyclical	8.81
Basic Materials	7.89
Communications	6.90
Technology	4.55
Utilities	3.70
Diversified	0.03
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.51%
International Business Machines Corp.	1.42
Chevron Corp.	1.29
General Electric Co.	1.23
Johnson & Johnson	1.13
AT&T Inc.	1.09
Procter & Gamble Co. (The)	1.08
Pfizer Inc.	1.02
HSBC Holdings PLC SP ADR	0.93
Berkshire Hathaway Inc. Class B	0.92

TOTAL	12.62%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.85%	2.91%	3.05%	(1.48)%	(1.51)%	(1.35)%	2.51%	2.50%	2.68%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.85%	2.91%	3.05%	(7.20)%	(7.33)%	(6.55)%	21.51%	21.40%	23.06%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2012

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was 2.28%, net of fees, while the total return for the Index was 2.38%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	27.65%
Energy	17.55
Financial	14.53
Industrial	12.45
Consumer Cyclical	9.28
Communications	6.51
Technology	5.97
Basic Materials	3.89
Utilities	1.96
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	6.45%
International Business Machines Corp.	3.64
Chevron Corp.	3.32
General Electric Co.	3.17
Johnson & Johnson	2.89
AT&T Inc.	2.81
Procter & Gamble Co. (The)	2.78
Pfizer Inc.	2.64
Wells Fargo & Co.	2.34
J.P. Morgan Chase & Co.	2.28

TOTAL	32.32%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
S&P North American Technology Sector
Actual	$1,000.00	$1,036.90	0.48%	$2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P North American Technology - Multimedia Networking
Actual	1,000.00	1,017.50	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P North American Technology - Software
Actual	1,000.00	1,002.30	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P North American Natural Resources Sector
Actual	1,000.00	911.50	0.48	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
PHLX SOX Semiconductor Sector
Actual	$1,000.00	$1,063.30	0.48%	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
NYSE Composite
Actual	1,000.00	981.40	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
NYSE 100
Actual	1,000.00	1,022.80	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.97%

COMMERCIAL SERVICES — 6.63%
Alliance Data Systems Corp.[a,b]	7,404	$820,363
Automatic Data Processing Inc.	72,463	3,969,523
Booz Allen Hamilton Holding Corp.[a]	5,041	88,722
Cardtronics Inc.[a,b]	6,499	166,049
Convergys Corp.[a,b]	17,965	239,114
CoreLogic Inc.[a]	15,588	221,350
Euronet Worldwide Inc.[a,b]	7,410	136,048
FleetCor Technologies Inc.[a]	5,423	184,328
Gartner Inc.[a,b]	14,090	534,152
Genpact Ltd.[a]	19,434	284,319
Global Payments Inc.	11,598	580,132
Lender Processing Services Inc.	12,617	209,821
MasterCard Inc. Class A	15,823	5,626,184
MAXIMUS Inc.	4,931	222,043
Monster Worldwide Inc.[a]	19,325	139,140
Paychex Inc.	47,897	1,508,756
SAIC Inc.[a]	41,006	527,337
TeleTech Holdings Inc.[a]	3,819	64,770
Total System Services Inc.	24,066	515,975
Visa Inc. Class A	75,463	7,594,596
Western Union Co.	91,963	1,756,493
Wright Express Corp.[a,b]	5,739	314,038

		25,703,253
COMPUTERS — 29.02%
3D Systems Corp.[a,b]	4,853	92,789
Accenture PLC Class A	95,122	5,454,295
Apple Inc.[a]	79,529	36,303,398
Brocade Communications Systems Inc.[a]	67,483	378,580
CACI International Inc. Class Aa,b	3,920	230,065
Cadence Design Systems Inc.[a,b]	40,425	426,888
CGI Group Inc.[a]	33,749	681,055
Cognizant Technology Solutions Corp. Class Aa	44,797	3,214,185
Computer Sciences Corp.	23,025	594,736
Dell Inc.[a]	226,425	3,901,303
Diebold Inc.	9,200	291,548
DST Systems Inc.	4,933	240,780
Electronics For Imaging Inc.[a,b]	6,715	115,229
EMC Corp.[a]	302,680	7,797,037
Fortinet Inc.[a]	13,486	307,616

Security	Shares	Value

Hewlett-Packard Co.	294,805	$8,248,644
iGATE Corp.[a]	4,537	82,664
International Business Machines Corp.	162,170	31,233,942
j2 Global Inc.	7,034	189,637
Jack Henry & Associates Inc.	12,853	439,573
Lexmark International Inc. Class A	10,656	371,894
Mentor Graphics Corp.[a,b]	13,783	191,170
MICROS Systems Inc.[a]	11,899	591,499
NCR Corp.[a]	23,362	437,570
NetApp Inc.[a]	53,173	2,006,749
RealD Inc.[a]	5,940	52,094
Research in Motion Ltd.[a]	70,063	1,165,148
Riverbed Technology Inc.[a,b]	23,017	551,027
SanDisk Corp.[a]	35,595	1,633,099
Seagate Technology PLC	68,945	1,457,497
Spansion Inc. Class Aa,b	7,313	73,349
Synaptics Inc.[a,b]	4,765	182,547
Synopsys Inc.[a]	21,278	620,892
Syntel Inc.	2,478	116,268
Teradata Corp.[a]	24,865	1,331,769
Unisys Corp.[a,b]	6,420	134,627
Western Digital Corp.[a]	34,725	1,262,254

		112,403,417
DISTRIBUTION & WHOLESALE — 0.29%
Arrow Electronics Inc.[a]	16,620	686,240
Ingram Micro Inc. Class Aa	22,702	430,884

		1,117,124
DIVERSIFIED FINANCIAL SERVICES — 0.02%
Higher One Holdings Inc.[a,b]	4,594	77,822

		77,822
ELECTRICAL COMPONENTS & EQUIPMENT — 0.26%
Littelfuse Inc.	3,444	174,645
Molex Inc.	20,403	539,456
SunPower Corp.[a,b]	5,786	39,634
Universal Display Corp.[a,b]	5,938	250,049

		1,003,784
ELECTRONICS — 2.38%
Amphenol Corp. Class A	24,542	1,335,821
Avnet Inc.[a]	21,921	764,385
AVX Corp.	6,891	90,686
Benchmark Electronics Inc.[a,b]	8,624	148,333

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Celestica Inc.[a]	29,367	$249,913
Coherent Inc.[a,b]	3,721	207,929
Cymer Inc.[a]	4,578	227,939
FEI Co.[a,b]	5,602	246,824
FLIR Systems Inc.	23,056	593,692
Itron Inc.[a]	6,094	236,386
Jabil Circuit Inc.	27,151	615,242
National Instruments Corp.	13,758	370,228
Plexus Corp.[a,b]	5,121	185,636
Rofin-Sinar Technologies Inc.[a,b]	4,120	116,884
Sanmina-SCI Corp.[a,b]	12,220	134,176
TE Connectivity Ltd.	62,917	2,145,470
Tech Data Corp.[a]	6,107	317,075
Trimble Navigation Ltd.[a,b]	18,314	857,645
TTM Technologies Inc.[a,b]	7,574	92,933
Vishay Intertechnology Inc.[a]	23,516	288,776

		9,225,973
ENTERTAINMENT — 0.07%
Dolby Laboratories Inc. Class Aa,b	7,640	277,867

		277,867
HOME FURNISHINGS — 0.05%
TiVo Inc.[a,b]	18,001	186,850

		186,850
INTERNET — 14.31%
Amazon.com Inc.[a]	53,977	10,495,288
Ancestry.com Inc.[a,b]	3,779	111,859
AOL Inc.[a,b]	14,512	235,240
Bankrate Inc.[a,b]	2,951	69,024
Blue Coat Systems Inc.[a,b]	6,345	163,447
Blue Nile Inc.[a,b]	2,064	83,282
BroadSoft Inc.[a]	4,006	111,687
DealerTrack Holdings Inc.[a,b]	6,175	168,763
Digital River Inc.[a]	5,427	86,886
EarthLink Inc.	15,592	112,418
eBay Inc.[a]	170,520	5,388,432
Equinix Inc.[a,b]	7,041	844,638
Expedia Inc.	14,102	456,482
F5 Networks Inc.[a]	11,806	1,413,651
Google Inc. Class Aa	37,484	21,744,843
IAC/InterActiveCorp	12,101	521,190
Netflix Inc.[a]	8,220	988,044
OpenTable Inc.[a,b]	3,519	169,510

Security	Shares	Value

Priceline.com Inc.[a]	7,382	$3,908,621
Rackspace Hosting Inc.[a,b]	15,377	667,516
Sapient Corp.	16,311	210,412
Shutterfly Inc.[a,b]	4,383	103,965
Symantec Corp.[a]	109,486	1,882,064
TIBCO Software Inc.[a]	23,937	624,038
TripAdvisor Inc.[a]	13,975	459,917
ValueClick Inc.[a,b]	12,308	214,652
VeriSign Inc.	23,585	874,060
VirnetX Holding Corp.[a,b]	5,532	128,453
WebMD Health Corp.[a]	8,453	237,022
Websense Inc.[a,b]	5,747	108,618
Yahoo! Inc.[a]	183,907	2,845,041

		55,429,063
MACHINERY — 0.14%
Cognex Corp.	6,296	261,599
Zebra Technologies Corp. Class Aa,b	7,757	293,680

		555,279
MEDIA — 0.15%
FactSet Research Systems Inc.	6,668	588,918

		588,918
OFFICE & BUSINESS EQUIPMENT — 0.41%
Xerox Corp.	205,426	1,592,051

		1,592,051
SEMICONDUCTORS — 18.14%
Advanced Micro Devices Inc.[a]	86,903	583,119
Aeroflex Holding Corp.[a,b]	4,745	60,119
Altera Corp.	47,650	1,895,993
Amkor Technology Inc.[a,b]	16,438	94,190
Analog Devices Inc.	44,248	1,731,424
Applied Materials Inc.	193,485	2,375,996
Atmel Corp.[a,b]	68,684	666,922
Broadcom Corp. Class Aa	71,893	2,468,806
Cabot Microelectronics Corp.[a,b]	3,383	170,571
Cavium Inc.[a]	7,277	233,883
Cirrus Logic Inc.[a,b]	9,433	192,716
Cree Inc.[a]	17,125	435,489
Cypress Semiconductor Corp.[a]	22,986	395,244
Diodes Inc.[a,b]	5,539	142,795
Emulex Corp.[a,b]	12,696	132,546
Entegris Inc.[a,b]	20,047	192,050
Fairchild Semiconductor International Inc.[a]	18,543	259,231

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

First Solar Inc.[a,b]	8,720	$368,682
GT Advanced Technologies Inc.[a,b]	18,995	163,737
Hittite Microwave Corp.[a,b]	4,137	227,618
Integrated Device Technology Inc.[a,b]	21,147	134,072
Intel Corp.	755,519	19,960,812
International Rectifier Corp.[a]	10,237	233,404
Intersil Corp. Class A	18,771	211,361
KLA-Tencor Corp.	24,754	1,265,672
Lam Research Corp.[a]	17,715	754,482
Linear Technology Corp.	33,828	1,127,149
LSI Corp.[a]	83,493	632,042
Marvell Technology Group Ltd.[a]	77,135	1,197,907
Maxim Integrated Products Inc.	43,329	1,162,950
MEMC Electronic Materials Inc.[a]	34,565	157,962
Micrel Inc.	7,288	84,249
Microchip Technology Inc.	28,387	1,047,764
Micron Technology Inc.[a]	146,665	1,113,187
Microsemi Corp.[a,b]	12,978	256,705
MKS Instruments Inc.	7,690	231,854
NetLogic Microsystems Inc.[a]	10,334	514,633
Novellus Systems Inc.[a]	9,870	465,371
NVIDIA Corp.[a]	90,704	1,339,698
OmniVision Technologies Inc.[a]	8,826	117,474
ON Semiconductor Corp.[a]	66,771	580,908
PMC-Sierra Inc.[a]	34,009	221,059
Power Integrations Inc.	4,204	151,302
QLogic Corp.[a,b]	15,056	260,770
QUALCOMM Inc.	249,401	14,669,767
Rambus Inc.[a,b]	16,279	118,674
Rovi Corp.[a]	16,407	526,501
Semtech Corp.[a,b]	9,831	280,184
Silicon Laboratories Inc.[a,b]	6,210	272,246
Skyworks Solutions Inc.[a,b]	27,890	601,866
Teradyne Inc.[a]	27,444	448,709
Tessera Technologies Inc.[a]	7,723	152,915
Texas Instruments Inc.	169,587	5,491,227
TriQuint Semiconductor Inc.[a,b]	24,952	149,462
Veeco Instruments Inc.[a,b]	5,836	142,457
Xilinx Inc.	38,986	1,397,648

		70,265,574
SOFTWARE — 20.31%
ACI Worldwide Inc.[a,b]	5,016	152,386
Activision Blizzard Inc.	66,159	816,402

Security	Shares	Value

Acxiom Corp.[a,b]	11,797	$161,855
Adobe Systems Inc.[a]	72,751	2,251,643
Advent Software Inc.[a]	4,760	124,950
Akamai Technologies Inc.[a]	26,529	855,560
ANSYS Inc.[a,b]	13,721	829,983
Ariba Inc.[a]	14,807	404,231
Aspen Technology Inc.[a,b]	13,930	250,879
Autodesk Inc.[a]	33,688	1,212,768
Blackbaud Inc.	6,457	196,487
BMC Software Inc.[a]	25,183	912,632
Broadridge Financial Solutions Inc.	18,424	441,623
CA Inc.	54,867	1,414,471
Citrix Systems Inc.[a]	27,627	1,801,557
CommVault Systems Inc.[a,b]	6,493	305,171
Compuware Corp.[a]	32,537	255,090
Concur Technologies Inc.[a,b]	6,851	358,650
Electronic Arts Inc.[a]	49,225	914,108
Fair Isaac Corp.	5,330	193,159
Fidelity National Information Services Inc.	35,966	1,027,189
Fiserv Inc.[a]	20,923	1,315,848
Informatica Corp.[a]	15,790	667,917
Intuit Inc.	44,068	2,487,198
JDA Software Group Inc.[a,b]	6,375	187,871
ManTech International Corp. Class A	3,450	121,268
Microsoft Corp.	1,110,866	32,803,873
MicroStrategy Inc. Class Aa	1,201	138,259
NetSuite Inc.[a,b]	3,321	139,084
Nuance Communications Inc.[a]	34,761	991,384
Open Text Corp.[a]	8,587	435,275
Oracle Corp.	583,814	16,463,555
Parametric Technology Corp.[a]	17,363	437,027
Pegasystems Inc.	2,376	67,383
Progress Software Corp.[a,b]	9,566	223,175
QLIK Technologies Inc.[a]	10,794	304,391
Quest Software Inc.[a,b]	8,449	171,937
RealPage Inc.[a]	5,106	131,326
Red Hat Inc.[a]	28,644	1,328,222
Salesforce.com Inc.[a]	20,156	2,354,221
SolarWinds Inc.[a,b]	7,916	250,225
Solera Holdings Inc.	10,526	502,827
SS&C Technologies Holdings Inc.[a,b]	3,477	65,263
SuccessFactors Inc.[a]	12,604	501,639

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Synchronoss Technologies Inc.[a,b]	3,954	$132,143
SYNNEX Corp.[a,b]	3,808	137,773
Take-Two Interactive Software Inc.[a,b]	12,909	201,380
Taleo Corp. Class Aa,b	6,155	221,642
Ultimate Software Group Inc. (The)[a,b]	3,862	257,557
VeriFone Systems Inc.[a,b]	15,631	667,444
Verint Systems Inc.[a,b]	3,211	90,903

		78,678,804
TELECOMMUNICATIONS — 7.79%
Acme Packet Inc.[a,b]	8,366	244,538
ADTRAN Inc.	9,396	325,383
Anixter International Inc.[a]	4,106	268,984
ARRIS Group Inc.[a]	17,267	201,679
Aruba Networks Inc.[a,b]	15,878	352,174
Ciena Corp.[a,b]	14,467	210,495
Cisco Systems Inc.	797,628	15,657,438
Comtech Telecommunications Corp.	2,964	91,469
Corning Inc.	233,029	2,999,083
EchoStar Corp. Class Aa	5,767	151,268
Finisar Corp.[a,b]	13,465	272,801
Harris Corp.	17,169	703,929
Infinera Corp.[a]	15,801	112,819
InterDigital Inc.[b]	6,749	251,873
IPG Photonics Corp.[a,b]	4,085	215,647
Ixia[a,b]	7,479	91,319
JDS Uniphase Corp.[a]	34,003	431,498
Juniper Networks Inc.[a]	78,108	1,634,800
LogMeIn Inc.[a]	3,132	124,748
Loral Space & Communications Inc.[a,b]	1,819	125,438
Motorola Mobility Holdings Inc.[a]	39,083	1,509,776
Motorola Solutions Inc.	42,477	1,971,358
NETGEAR Inc.[a,b]	5,630	224,187
NeuStar Inc. Class Aa	9,614	351,007
Plantronics Inc.	6,473	241,055
Polycom Inc.[a]	26,296	524,605
RF Micro Devices Inc.[a,b]	41,302	206,097
Sonus Networks Inc.[a,b]	40,273	103,904
Sycamore Networks Inc.[a,b]	2,932	56,939
Tellabs Inc.	54,629	207,590
ViaSat Inc.[a,b]	6,266	297,886

		30,161,787

TOTAL COMMON STOCKS
(Cost: $370,480,194)		387,267,566

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.30%

MONEY MARKET FUNDS — 4.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.22%[c,d,e]	15,186,647	$15,186,647
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%[c,d,e]	1,164,570	1,164,570
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%[c,d]	298,540	298,540

		16,649,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,649,757)		16,649,757

TOTAL INVESTMENTS IN SECURITIES — 104.27%
(Cost: $387,129,951)		403,917,323
Other Assets, Less Liabilities — (4.27)%		(16,553,138)

NET ASSETS — 100.00%		$387,364,185

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - MULTIMEDIA NETWORKING INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.97%

COMPUTER — INTEGRATED SYSTEMS — 6.89%
Brocade Communications Systems Inc.[a]	1,096,305	$6,150,271
Riverbed Technology Inc.[a]	345,007	8,259,468

		14,409,739
COMPUTERS — 4.35%
Research in Motion Ltd.[a]	547,195	9,099,853

		9,099,853
INTERNET INFRASTRUCTURE SOFTWARE — 4.60%
F5 Networks Inc.[a]	80,436	9,631,407

		9,631,407
INTERNET SECURITY — 1.27%
Blue Coat Systems Inc.[a,b]	103,116	2,656,268

		2,656,268
NETWORKING PRODUCTS — 17.80%
Acme Packet Inc.[a,b]	135,836	3,970,486
Cisco Systems Inc.	909,402	17,851,561
Infinera Corp.[a,b]	257,295	1,837,086
Ixia[a,b]	120,967	1,477,007
NETGEAR Inc.[a,b]	90,487	3,603,193
Polycom Inc.[a]	426,742	8,513,503

		37,252,836
SATELLITE TELECOMMUNICATIONS — 2.15%
EchoStar Corp. Class Aa	93,827	2,461,082
Loral Space & Communications Inc.[a,b]	29,596	2,040,940

		4,502,022
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 9.80%
Emulex Corp.[a]	205,943	2,150,045
QUALCOMM Inc.	312,103	18,357,898

		20,507,943
TELECOMMUNICATION EQUIPMENT — 22.55%
ADTRAN Inc.	153,352	5,310,580
ARRIS Group Inc.[a,b]	283,999	3,317,108
Comtech Telecommunications Corp.	49,042	1,513,436
Harris Corp.	254,941	10,452,581
Juniper Networks Inc.[a]	841,821	17,619,314
Plantronics Inc.	104,812	3,903,199
Sonus Networks Inc.[a]	672,856	1,735,968

Security	Shares	Value

Tellabs Inc.	879,192	$3,340,930

		47,193,116
TELECOMMUNICATION EQUIPMENT FIBER OPTICS — 7.54%
Ciena Corp.[a,b]	233,401	3,395,985
Finisar Corp.[a,b]	218,730	4,431,470
JDS Uniphase Corp.[a]	552,002	7,004,905
Sycamore Networks Inc.[a,b]	49,175	954,978

		15,787,338
WIRELESS EQUIPMENT — 23.02%
Aruba Networks Inc.[a,b]	257,764	5,717,205
InterDigital Inc.	109,601	4,090,309
Motorola Mobility Holdings Inc.[a]	434,565	16,787,246
Motorola Solutions Inc.	360,807	16,745,053
ViaSat Inc.[a,b]	101,738	4,836,625

		48,176,438

TOTAL COMMON STOCKS
(Cost: $260,028,522)		209,216,960

SHORT-TERM INVESTMENTS — 11.81%

MONEY MARKET FUNDS — 11.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	22,960,806	22,960,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	1,760,723	1,760,723

		24,721,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,721,529)		24,721,529

TOTAL INVESTMENTS IN SECURITIES — 111.78%
(Cost: $284,750,051)		233,938,489
Other Assets, Less Liabilities — (11.78)%		(24,659,692)

NET ASSETS — 100.00%		$209,278,797

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - SOFTWARE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

APPLICATIONS SOFTWARE — 39.27%
Citrix Systems Inc.[a]	382,223	$24,924,762
Compuware Corp.[a]	450,211	3,529,654
Intuit Inc.	609,241	34,385,562
Microsoft Corp.	1,650,965	48,752,996
NetSuite Inc.[a,b]	46,028	1,927,653
Nuance Communications Inc.[a,b]	483,409	13,786,825
Parametric Technology Corp.[a]	240,569	6,055,122
Progress Software Corp.[a,b]	131,962	3,078,673
Quest Software Inc.[a,b]	116,419	2,369,127
RealPage Inc.[a]	70,834	1,821,851
Red Hat Inc.[a]	397,399	18,427,392
Salesforce.com Inc.[a,b]	278,738	32,556,598
SuccessFactors Inc.[a]	178,638	7,109,792
Verint Systems Inc.[a,b]	44,562	1,261,550

		199,987,557
AUDIO/VIDEO PRODUCTS — 0.51%
TiVo Inc.[a]	248,478	2,579,202

		2,579,202
COMMUNICATIONS SOFTWARE — 0.68%
SolarWinds Inc.[a,b]	109,987	3,476,689

		3,476,689
COMPUTER — INTEGRATED SYSTEMS — 1.61%
MICROS Systems Inc.[a]	165,072	8,205,729

		8,205,729
COMPUTER DATA SECURITY — 0.84%
Fortinet Inc.[a]	187,317	4,272,701

		4,272,701
COMPUTER SOFTWARE — 0.71%
Blackbaud Inc.	89,288	2,717,034
SS&C Technologies Holdings Inc.[a,b]	48,281	906,234

		3,623,268
COMPUTER-AIDED DESIGN — 6.25%
ANSYS Inc.[a]	190,336	11,513,424
Aspen Technology Inc.[a,b]	193,572	3,486,232
Autodesk Inc.[a]	467,362	16,825,032

		31,824,688
DATA PROCESSING/MANAGEMENT — 1.54%
CommVault Systems Inc.[a,b]	89,710	4,216,370

Security	Shares	Value

Fair Isaac Corp.	73,430	$2,661,103
Pegasystems Inc.	34,178	969,288

		7,846,761
E-SERVICES/CONSULTING — 0.30%
Websense Inc.[a,b]	79,697	1,506,273

		1,506,273
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 1.43%
Rovi Corp.[a]	226,554	7,270,118

		7,270,118
ELECTRONIC DESIGN AUTOMATION — 3.38%
Cadence Design Systems Inc.[a]	560,813	5,922,185
Mentor Graphics Corp.[a]	192,346	2,667,839
Synopsys Inc.[a]	295,215	8,614,374

		17,204,398
ELECTRONIC FORMS — 6.12%
Adobe Systems Inc.[a]	1,006,116	31,139,290

		31,139,290
ENTERPRISE SOFTWARE/SERVICES — 21.18%
Advent Software Inc.[a]	65,735	1,725,544
Ariba Inc.[a]	205,381	5,606,901
BMC Software Inc.[a]	350,681	12,708,679
CA Inc.	762,570	19,659,055
Concur Technologies Inc.[a,b]	95,893	5,019,999
Informatica Corp.[a]	219,067	9,266,534
JDA Software Group Inc.[a,b]	87,689	2,584,195
MicroStrategy Inc. Class Aa,b	16,579	1,908,575
Oracle Corp.	1,363,775	38,458,455
QLIK Technologies Inc.[a]	149,930	4,228,026
Taleo Corp. Class Aa,b	85,525	3,079,755
Ultimate Software Group Inc. (The)[a,b]	53,644	3,577,518

		107,823,236
ENTERTAINMENT SOFTWARE — 5.26%
Activision Blizzard Inc.	919,391	11,345,285
Electronic Arts Inc.[a]	682,894	12,681,342
Take-Two Interactive Software Inc.[a,b]	178,242	2,780,575

		26,807,202
INTERNET APPLICATIONS SOFTWARE — 0.35%
VirnetX Holding Corp.[a,b]	76,815	1,783,644

		1,783,644

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY - SOFTWARE INDEX FUND

January 31, 2012

Security	Shares	Value

INTERNET INFRASTRUCTURE SOFTWARE — 1.70%
TIBCO Software Inc.[a]	332,101	$8,657,873

		8,657,873
INTERNET SECURITY — 4.78%
Symantec Corp.[a]	1,415,323	24,329,402

		24,329,402
INTERNET TELEPHONY — 0.30%
BroadSoft Inc.[a]	55,543	1,548,539

		1,548,539
MULTI-MEDIA — 1.61%
FactSet Research Systems Inc.	93,040	8,217,293

		8,217,293
TRANSACTIONAL SOFTWARE — 2.14%
ACI Worldwide Inc.[a]	68,859	2,091,937
Solera Holdings Inc.	146,029	6,975,805
Synchronoss Technologies Inc.[a,b]	54,862	1,833,488

		10,901,230

TOTAL COMMON STOCKS
(Cost: $544,354,269)		509,005,093

SHORT-TERM INVESTMENTS — 14.65%

MONEY MARKET FUNDS — 14.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	69,029,531	69,029,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	5,293,449	5,293,449
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	285,234	285,234

		74,608,214

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,608,214)		74,608,214

TOTAL INVESTMENTS IN SECURITIES — 114.61%
(Cost: $618,962,483)		583,613,307
Other Assets, Less Liabilities — (14.61)%		(74,408,889)

NET ASSETS — 100.00%		$509,204,418

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.97%

BUILDING MATERIALS — 0.28%
Eagle Materials Inc.	46,135	$1,356,830
Martin Marietta Materials Inc.	46,952	3,874,010

		5,230,840
COAL — 1.68%
Alpha Natural Resources Inc.[a]	225,847	4,544,042
Arch Coal Inc.	217,436	3,137,601
CONSOL Energy Inc.	233,061	8,329,600
Patriot Coal Corp.[a,b]	93,803	712,903
Peabody Energy Corp.	278,325	9,488,099
SunCoke Energy Inc.[a,b]	71,929	966,006
Walter Energy Inc.	64,158	4,435,243

		31,613,494
ENGINEERING & CONSTRUCTION — 0.16%
McDermott International Inc.[a]	241,509	2,936,749

		2,936,749
FOREST PRODUCTS & PAPER — 1.27%
AbitibiBowater Inc.[a,b]	99,757	1,445,479
Domtar Corp.	37,446	3,234,585
International Paper Co.	449,082	13,984,414
MeadWestvaco Corp.	175,438	5,164,895

		23,829,373
GAS — 0.29%
Southern Union Co.	128,176	5,558,993

		5,558,993
MANUFACTURING — 0.19%
AptarGroup Inc.	67,888	3,558,689

		3,558,689
MINING — 16.98%
Agnico-Eagle Mines Ltd.	175,375	6,559,025
Alcoa Inc.	1,093,560	11,110,570
Allied Nevada Gold Corp.[a,b]	91,791	3,298,051
AuRico Gold Inc.[a]	289,278	2,733,677
Barrick Gold Corp.	1,027,269	50,603,271
Cameco Corp.	405,565	9,437,498
Coeur d’Alene Mines Corp.[a,b]	92,098	2,547,431
Compass Minerals International Inc.	33,819	2,471,154
Eldorado Gold Corp.	566,669	8,562,369
First Majestic Silver Corp.[a]	107,826	2,228,763
Freeport-McMoRan Copper & Gold Inc.	973,963	45,006,830

Security	Shares	Value

Globe Specialty Metals Inc.	63,936	$874,644
Goldcorp Inc.	831,983	40,259,657
Hecla Mining Co.	287,316	1,511,282
IAMGOLD Corp.	386,182	6,464,687
Ivanhoe Mines Ltd.[a,b]	296,097	4,779,006
Kinross Gold Corp.	1,168,660	13,194,171
Molycorp Inc.[a,b]	56,895	1,762,607
New Gold Inc.[a]	462,884	5,420,372
Newmont Mining Corp.	508,412	31,257,170
NovaGold Resources Inc.[a,b]	192,114	1,988,380
Pan American Silver Corp.	108,714	2,487,376
Royal Gold Inc.	60,400	4,598,856
Silver Standard Resources Inc.[a]	82,834	1,430,543
Silver Wheaton Corp.	363,208	12,933,837
Silvercorp Metals Inc.[b]	175,309	1,444,546
Stillwater Mining Co.[a,b]	118,166	1,521,978
Teck Resources Ltd. Class B	497,811	21,067,361
Thompson Creek Metals Co. Inc.[a,b]	172,514	1,454,293
Titanium Metals Corp.	84,599	1,301,133
Vulcan Materials Co.	132,786	5,823,994
Yamana Gold Inc.	766,156	13,231,514

		319,366,046
OIL & GAS — 59.03%
Anadarko Petroleum Corp.	511,660	41,301,195
Apache Corp.	394,614	39,019,432
Atwood Oceanics Inc.[a,b]	58,066	2,669,875
Baytex Energy Corp.	120,565	6,914,403
Berry Petroleum Co. Class A	47,967	2,158,995
Bill Barrett Corp.[a,b]	48,120	1,329,074
Cabot Oil & Gas Corp.	214,732	6,849,951
Canadian Natural Resources Ltd.	1,124,930	44,558,477
Cenovus Energy Inc.	775,030	28,242,093
Chesapeake Energy Corp.	677,388	14,313,209
Chevron Corp.	1,322,240	136,296,499
Cimarex Energy Co.	88,095	5,142,986
Cobalt International Energy Inc.[a,b]	136,996	2,745,400
Concho Resources Inc.[a,b]	106,534	11,362,916
ConocoPhillips	1,364,232	93,054,265
Continental Resources Inc.[a,b]	57,489	4,638,213
CVR Energy Inc.[a]	88,889	2,216,892
Denbury Resources Inc.[a]	408,189	7,698,445
Devon Energy Corp.	414,997	26,480,959
Diamond Offshore Drilling Inc.	71,423	4,449,653

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Encana Corp.	756,540	$14,472,610
Energen Corp.	74,073	3,568,096
Energy XXI (Bermuda) Ltd.[a,b]	78,621	2,581,127
Enerplus Corp.	185,688	4,423,088
EOG Resources Inc.	276,243	29,320,432
EQT Corp.	153,545	7,757,093
EXCO Resources Inc.	154,501	1,214,378
Exxon Mobil Corp.	1,692,742	141,750,215
Forest Oil Corp.[a,b]	114,923	1,493,999
Gulfport Energy Corp.[a,b]	45,811	1,505,808
Helmerich & Payne Inc.	110,090	6,793,654
Hess Corp.	306,202	17,239,173
HollyFrontier Corp.	213,763	6,271,806
Marathon Oil Corp.	723,060	22,696,853
Marathon Petroleum Corp.	366,317	14,000,636
McMoRan Exploration Co.[a,b]	112,718	1,322,182
Murphy Oil Corp.	198,842	11,850,983
Nabors Industries Ltd.[a]	295,458	5,501,428
Newfield Exploration Co.[a]	136,136	5,147,302
Nexen Inc.	541,907	9,710,973
Noble Corp.[a]	259,380	9,036,799
Noble Energy Inc.	180,387	18,159,559
Oasis Petroleum Inc.[a]	60,797	2,051,291
Occidental Petroleum Corp.	834,105	83,218,656
Patterson-UTI Energy Inc.	158,576	2,992,329
Pengrowth Energy Corp.	368,247	3,689,835
Penn West Petroleum Ltd.	484,277	10,537,868
Pioneer Natural Resources Co.	125,750	12,486,975
Plains Exploration & Production Co.[a]	144,875	5,464,685
Precision Drilling Corp.[a]	283,653	2,898,934
Provident Energy Ltd.	280,270	3,141,827
QEP Resources Inc.	181,817	5,207,239
Quicksilver Resources Inc.[a,b]	123,110	616,781
Range Resources Corp.	160,722	9,244,729
Rosetta Resources Inc.[a,b]	54,489	2,614,927
Rowan Companies Inc.[a,b]	128,420	4,367,564
SandRidge Energy Inc.[a,b]	423,429	3,294,278
SM Energy Co.	65,759	4,772,788
Southwestern Energy Co.[a,b]	356,928	11,114,738
Suncor Energy Inc.	1,617,566	55,806,027
Sunoco Inc.	109,697	4,207,977
Swift Energy Co.[a,b]	43,651	1,447,031
Talisman Energy Inc.	1,059,564	12,630,003

Security	Shares	Value

Tesoro Corp.[a,b]	146,139	$3,657,859
Transocean Ltd.[b]	375,171	17,745,588
Ultra Petroleum Corp.[a]	156,913	3,770,619
Unit Corp.[a]	42,551	1,925,433
Valero Energy Corp.	575,108	13,796,841
W&T Offshore Inc.	35,898	775,756
Whiting Petroleum Corp.[a]	120,609	6,041,305
WPX Energy Inc.[a]	201,875	3,326,900

		1,110,107,909
OIL & GAS SERVICES — 14.29%
Baker Hughes Inc.	448,463	22,032,987
Cameron International Corp.[a,b]	251,946	13,403,527
CARBO Ceramics Inc.[b]	20,416	1,985,456
Complete Production Services Inc.[a,b]	81,468	2,745,472
Core Laboratories NV	47,908	5,089,267
Dresser-Rand Group Inc.[a,b]	77,311	3,960,642
Dril-Quip Inc.[a,b]	35,408	2,335,866
FMC Technologies Inc.[a,b]	244,830	12,513,261
Halliburton Co.	945,452	34,773,725
Helix Energy Solutions Group Inc.[a,b]	108,376	1,782,785
Key Energy Services Inc.[a,b]	154,891	2,242,822
Lufkin Industries Inc.	31,307	2,354,913
National Oilwell Varco Inc.	435,495	32,217,920
Oceaneering International Inc.	111,004	5,393,684
Oil States International Inc.[a,b]	52,640	4,194,882
RPC Inc.	44,130	672,982
Schlumberger Ltd.	1,379,012	103,660,332
SEACOR Holdings Inc.[a]	22,309	2,041,943
Superior Energy Services Inc.[a,b]	82,059	2,339,502
Weatherford International Ltd.[a]	779,298	13,045,448

		268,787,416
PACKAGING & CONTAINERS — 2.19%
Ball Corp.	167,119	6,561,092
Bemis Co. Inc.	105,815	3,309,893
Crown Holdings Inc.[a]	155,324	5,602,537
Graphic Packaging Holding Co.[a,b]	123,483	618,650
Greif Inc. Class A	31,605	1,531,262
Owens-Illinois Inc.[a]	168,764	4,058,774
Packaging Corp. of America	100,443	2,826,466
Rock-Tenn Co. Class A	72,452	4,481,881
Sealed Air Corp.	165,732	3,303,039
Silgan Holdings Inc.	50,924	2,116,401

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Sonoco Products Co.	102,732	$3,215,511
Temple-Inland Inc.	112,649	3,592,377

		41,217,883
PIPELINES — 3.18%
El Paso Corp.	792,395	21,291,653
Spectra Energy Corp.	668,224	21,042,374
Williams Companies Inc. (The)	605,611	17,453,709

		59,787,736
RETAIL — 0.18%
World Fuel Services Corp.	73,096	3,317,097

		3,317,097
TRANSPORTATION — 0.25%
Bristow Group Inc.	37,162	1,823,168
Tidewater Inc.	53,324	2,871,497

		4,694,665

TOTAL COMMON STOCKS
(Cost: $1,791,272,782)		1,880,006,890

SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS — 3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	62,844,531	62,844,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	4,819,160	4,819,160
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	753,121	753,121

		68,416,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,416,812)		68,416,812

TOTAL INVESTMENTS IN SECURITIES — 103.61%
(Cost: $1,859,689,594)		1,948,423,702
Other Assets, Less Liabilities — (3.61)%		(67,923,679)

NET ASSETS — 100.00%		$1,880,500,023

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

COMPUTERS — MEMORY DEVICES — 3.40%
SanDisk Corp.[a]	191,032	$8,764,548

		8,764,548
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 51.15%
Advanced Micro Devices Inc.[a,b]	1,268,318	8,510,414
Altera Corp.	250,060	9,949,887
Avago Technologies Ltd.	314,832	10,685,398
Broadcom Corp. Class Aa	620,842	21,319,714
Cree Inc.[a]	210,983	5,365,298
Intel Corp.	756,302	19,981,499
MEMC Electronic Materials Inc.[a]	419,552	1,917,353
Micron Technology Inc.[a]	1,572,579	11,935,875
NVIDIA Corp.[a]	602,672	8,901,465
Rubicon Technology Inc.[a,b]	41,171	445,882
Spreadtrum Communications Inc. SP ADR[b]	74,143	1,146,992
STMicroelectronics NV NYS	174,535	1,165,894
Texas Instruments Inc.	625,896	20,266,513
Xilinx Inc.	287,977	10,323,975

		131,916,159
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 22.31%
Cirrus Logic Inc.[a,b]	116,376	2,377,562
Hittite Microwave Corp.[a,b]	57,025	3,137,515
Linear Technology Corp.	307,533	10,247,000
Marvell Technology Group Ltd.[a]	667,121	10,360,389
NXP Semiconductors NVa,b	458,159	9,726,716
Power Integrations Inc.	51,067	1,837,901
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[b]	1,411,293	19,871,005

		57,558,088
SEMICONDUCTOR EQUIPMENT — 21.87%
Applied Materials Inc.	1,702,279	20,903,986
KLA-Tencor Corp.	204,333	10,447,546
Lam Research Corp.[a,b]	217,568	9,266,221
MKS Instruments Inc.	95,452	2,877,878
Novellus Systems Inc.[a]	121,185	5,713,873
Teradyne Inc.[a,b]	334,916	5,475,877

Security	Shares	Value

Veeco Instruments Inc.[a,b]	70,478	$1,720,368

		56,405,749
WIRELESS EQUIPMENT — 1.20%
InterDigital Inc.	82,761	3,088,640

		3,088,640

TOTAL COMMON STOCKS
(Cost: $299,671,892)		257,733,184

SHORT-TERM INVESTMENTS — 10.70%

MONEY MARKET FUNDS — 10.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	25,469,809	25,469,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	1,953,123	1,953,123
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	161,395	161,395

		27,584,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,584,327)		27,584,327

TOTAL INVESTMENTS IN SECURITIES — 110.63%
(Cost: $327,256,219)		285,317,511
Other Assets, Less Liabilities — (10.63)%		(27,403,715)

NET ASSETS — 100.00%		$257,913,796

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.12%
Clear Channel Outdoor Holdings Inc. Class Aa	181	$2,190
Harte-Hanks Inc.	198	1,911
Interpublic Group of Companies Inc. (The)	2,130	22,003
Omnicom Group Inc.	1,250	57,012

		83,116
AEROSPACE & DEFENSE — 1.55%
AAR Corp.	175	3,708
Alliant Techsystems Inc.	148	8,793
Boeing Co. (The)	2,953	219,054
CAE Inc.	1,141	12,505
Cubic Corp.	70	3,237
Curtiss-Wright Corp.	208	7,771
Ducommun Inc.	47	679
Embraer SA SP ADR	605	16,589
Esterline Technologies Corp.[a]	135	8,255
Exelis Inc.	826	8,252
GenCorp Inc.[a]	246	1,351
General Dynamics Corp.	1,338	92,536
Goodrich Corp.	555	69,236
HEICO Corp.	56	3,114
HEICO Corp. Class A	103	3,971
L-3 Communications Holdings Inc.	472	33,389
Lockheed Martin Corp.	1,164	95,820
Moog Inc. Class Aa	187	7,970
National Presto Industries Inc.[b]	22	2,150
Northrop Grumman Corp.	1,106	64,203
Orbital Sciences Corp.[a]	259	3,753
Raytheon Co.	1,575	75,584
Rockwell Collins Inc.	690	39,944
Spirit AeroSystems Holdings Inc. Class Aa	524	11,916
Teledyne Technologies Inc.[a,b]	163	9,252
TransDigm Group Inc.[a]	203	21,220
Triumph Group Inc.	172	10,762
United Technologies Corp.	3,521	275,870

		1,110,884
AGRICULTURE — 1.55%
Adecoagro SAa	336	3,081
Alliance One International Inc.[a,b]	384	1,117
Altria Group Inc.	9,335	265,114
Archer-Daniels-Midland Co.	2,766	79,191

Security	Shares	Value

Bunge Ltd.[b]	650	$37,226
Lorillard Inc.	611	65,615
Philip Morris International Inc.	7,869	588,365
Reynolds American Inc.	1,507	59,120
Tejon Ranch Co.[a]	66	1,881
Universal Corp.	105	4,712
Vector Group Ltd.	171	2,977

		1,108,399
AIRLINES — 0.22%
Alaska Air Group Inc.[a]	160	12,181
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	183	3,296
China Southern Airlines Co. Ltd. Class H SP ADR[a]	156	4,017
Copa Holdings SA Class A	146	9,948
Delta Air Lines Inc.[a]	3,767	39,742
LAN Airlines SA SP ADR[b]	710	17,821
Southwest Airlines Co.	3,582	34,315
United Continental Holdings Inc.[a]	1,471	33,980
US Airways Group Inc.[a,b]	715	6,035

		161,335
APPAREL — 0.61%
Carter’s Inc.[a]	225	9,432
Coach Inc.	1,294	90,645
Gildan Activewear Inc.	539	11,718
Hanesbrands Inc.[a]	430	10,578
Jones Group Inc. (The)	382	3,488
Maidenform Brands Inc.[a]	105	2,100
Nike Inc. Class B	1,694	176,159
Oxford Industries Inc.	64	3,260
Quiksilver Inc.[a]	590	2,631
Ralph Lauren Corp.	274	41,648
SKECHERS U.S.A. Inc. Class Aa	171	2,079
Under Armour Inc. Class Aa,b	175	13,933
Unifi Inc.[a]	70	681
VF Corp.	384	50,492
Warnaco Group Inc. (The)[a]	191	11,126
Wolverine World Wide Inc.	219	8,561

		438,531
AUTO MANUFACTURERS — 1.54%
Ford Motor Co.	16,651	206,805
General Motors Co.[a]	2,554	61,347

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Honda Motor Co. Ltd. SP ADR	8,077	$275,022
Navistar International Corp.[a]	324	14,026
Oshkosh Corp.[a]	403	9,785
Tata Motors Ltd. SP ADR[b]	1,546	37,228
Toyota Motor Corp. SP ADR	6,725	494,153
Wabash National Corp.[a]	302	2,679

		1,101,045
AUTO PARTS & EQUIPMENT — 0.45%
Accuride Corp.[a]	196	1,468
American Axle & Manufacturing Holdings Inc.[a,b]	294	3,546
Autoliv Inc.	398	25,110
BorgWarner Inc.[a,b]	489	36,494
China Yuchai International Ltd.	91	1,419
Cooper Tire & Rubber Co.	277	4,172
Dana Holding Corp.[a]	651	9,667
Delphi Automotive PLC[a]	100	2,683
Douglas Dynamics Inc.	90	1,225
Goodyear Tire & Rubber Co. (The)[a]	1,089	14,157
Johnson Controls Inc.	3,018	95,882
Lear Corp.	463	19,400
Magna International Inc. Class A	998	41,257
Meritor Inc.[a]	419	2,631
Miller Industries Inc.	50	815
Modine Manufacturing Co.[a]	205	2,243
Standard Motor Products Inc.	91	1,883
Superior Industries International Inc.	106	1,926
Tenneco Inc.[a,b]	270	8,667
Titan International Inc.	187	4,514
TRW Automotive Holdings Corp.[a]	460	17,259
Visteon Corp.[a]	230	11,040
WABCO Holdings Inc.[a]	300	15,555

		323,013
BANKS — 10.92%
Banco Bilbao Vizcaya Argentaria SA SP ADR	20,850	182,646
Banco de Chile SP ADR	222	19,956
Banco Latinoamericano de Comercio Exterior SA Class E	121	2,240
Banco Macro SA SP ADR	155	3,835
Banco Santander (Chile) SA SP ADR	179	14,589
Banco Santander SA SP ADR[b]	37,784	297,738
BancorpSouth Inc.	347	3,897

Security	Shares	Value

Bank of America Corp.	45,397	$323,681
Bank of Hawaii Corp.	210	9,601
Bank of Montreal New	2,852	165,758
Bank of New York Mellon Corp. (The)	5,479	110,292
Bank of Nova Scotia	4,839	248,337
Barclays PLC SP ADR	13,586	183,819
BB&T Corp.	3,081	83,772
BBVA Banco Frances SA SP ADR	161	990
Canadian Imperial Bank of Commerce	1,777	135,176
Capital One Financial Corp.	2,043	93,467
CapitalSource Inc.	1,429	9,874
CIT Group Inc.[a]	890	33,945
Citigroup Inc.	12,987	398,961
City National Corp.	217	9,956
Comerica Inc.	893	24,709
Community Bank System Inc.	166	4,542
CorpBanca SA SP ADR	359	7,973
Credicorp Ltd.	235	26,710
Credit Suisse Group PLC SP ADR	4,931	128,403
Cullen/Frost Bankers Inc.	341	18,983
Deutsche Bank AG	4,155	177,377
F.N.B. Corp.	565	6,622
First BanCorp (Puerto Rico)[a,b]	94	348
First Commonwealth Financial Corp.	465	2,576
First Horizon National Corp.	1,099	9,594
First Republic Bank San Francisco[a]	349	10,463
Goldman Sachs Group Inc. (The)	1,915	213,465
Governor & Co. of the Bank of Ireland (The) SP ADR	1,757	11,016
HDFC Bank Ltd. SP ADR	2,524	78,320
HSBC Holdings PLC SP ADR	15,953	667,314
Hudson Valley Holding Corp.	77	1,690
ICICI Bank Ltd. SP ADR	1,874	67,858
J.P. Morgan Chase & Co.	16,983	633,466
KeyCorp	4,236	32,914
Lloyds TSB Group PLC SP ADR[a]	45,566	87,031
M&T Bank Corp.	560	44,654
Mitsubishi UFJ Financial Group Inc. SP ADR[b]	63,329	290,680
Mizuho Financial Group Inc. SP ADR[b]	53,587	160,761
Morgan Stanley	6,010	112,087
National Bank of Greece SA SP ADR[a]	4,461	16,283
Old National Bancorp	421	4,955
Oriental Financial Group Inc.	194	2,219

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

PNC Financial Services Group Inc. (The)[c]	2,353	$138,639
Prosperity Bancshares Inc.	209	8,676
Regions Financial Corp.	5,594	29,201
Royal Bank of Canada	6,442	337,368
Royal Bank of Scotland Group PLC SP ADR[a]	3,896	32,804
State Street Corp.	2,230	87,371
Sterling Bancorp	137	1,308
Sumitomo Mitsui Financial Group Inc. SP ADR[b]	32,921	209,048
SunTrust Banks Inc.	2,388	49,121
Synovus Financial Corp.	2,787	4,849
TCF Financial Corp.	670	6,727
Toronto-Dominion Bank (The)	4,030	310,794
U.S. Bancorp	8,527	240,632
UBS AGa	16,080	218,527
Valley National Bancorp	755	9,000
Walker & Dunlop Inc.[a]	50	594
Webster Financial Corp.	330	6,996
Wells Fargo & Co.	22,255	650,069
Western Alliance Bancorp[a]	361	2,884
Westpac Banking Corp. SP ADR[b]	2,711	304,472

		7,824,623
BEVERAGES — 2.54%
Anheuser-Busch InBev NV SP ADR	3,319	201,795
Beam Inc.	672	35,152
Boston Beer Co. Inc. (The) Class Aa,b	40	4,002
Brown-Forman Corp. Class A	83	6,596
Brown-Forman Corp. Class B NVS	390	31,672
Coca-Cola Co. (The)	9,353	631,608
Coca-Cola Enterprises Inc.	1,421	38,069
Coca-Cola FEMSA SAB de CV SP ADR	121	11,858
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	870	16,243
Companhia de Bebidas das Americas-AmBev SP ADR	1,052	30,792
Compania Cervecerias Unidas SA SP ADR	96	6,015
Constellation Brands Inc.[a]	43	895
Constellation Brands Inc. Class Aa	833	17,410
Cott Corp.[a]	365	2,566
Diageo PLC SP ADR	2,788	246,989
Dr Pepper Snapple Group Inc.	967	37,539
Embotelladora Andina SA Class A SP ADR	101	2,275
Embotelladora Andina SA Class B SP ADR	131	3,629
Molson Coors Brewing Co. Class B NVS	710	30,452

Security	Shares	Value

PepsiCo Inc.	6,990	$459,033
Vina Concha y Toro SA SP ADR	92	3,795

		1,818,385
BIOTECHNOLOGY — 0.03%
Bio-Rad Laboratories Inc. Class Aa	87	8,836
Cambrex Corp.[a]	130	1,022
Charles River Laboratories International Inc.[a]	230	7,767
Emergent BioSolutions Inc.[a]	103	1,748
Enzo Biochem Inc.[a,b]	171	436

		19,809
BUILDING MATERIALS — 0.30%
Armstrong World Industries Inc.[a]	95	4,436
Cemex SAB de CV SP ADR[a,b]	4,523	30,802
Comfort Systems USA Inc.	170	2,033
CRH PLC SP ADR	3,232	64,414
Desarrolladora Homex SAB CV SP ADR[a,b]	150	3,030
Drew Industries Inc.[a]	87	2,259
Eagle Materials Inc.	200	5,882
Fortune Brands Home & Security Inc.[a]	672	12,479
Griffon Corp.	235	2,343
Interline Brands Inc.[a]	149	2,534
Lennox International Inc.	224	8,109
Louisiana-Pacific Corp.[a]	587	5,001
Martin Marietta Materials Inc.	202	16,667
Masco Corp.	1,600	19,312
NCI Building Systems Inc.[a]	87	1,019
Owens Corning[a]	522	17,617
Quanex Building Products Corp.	167	2,744
Simpson Manufacturing Co. Inc.	190	6,152
Texas Industries Inc.	106	3,314
Trex Co. Inc.[a]	63	1,564
USG Corp.[a,b]	295	3,788

		215,499
CHEMICALS — 2.88%
Agrium Inc.	703	56,423
Air Products and Chemicals Inc.	890	78,347
Airgas Inc.	290	22,890
Albemarle Corp.	408	26,238
American Vanguard Corp.	109	1,638
Ashland Inc.	316	19,927
Cabot Corp.	268	9,702
Celanese Corp. Series A	698	34,000

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

CF Industries Holdings Inc.	316	$56,052
Chemtura Corp.[a]	430	6,041
China Green Agriculture Inc.[a]	72	321
Cytec Industries Inc.	221	11,019
Dow Chemical Co. (The)	5,262	176,330
E.I. du Pont de Nemours and Co.	4,184	212,924
Eastman Chemical Co.	590	29,689
Ecolab Inc.	1,228	74,220
Ferro Corp.[a,b]	384	2,596
FMC Corp.	319	29,565
Georgia Gulf Corp.[a]	150	5,257
H.B. Fuller Co.	220	6,296
Huntsman Corp.	871	11,088
International Flavors & Fragrances Inc.	358	19,980
Intrepid Potash Inc.[a]	226	5,399
Kraton Performance Polymers Inc.[a]	142	4,038
Kronos Worldwide Inc.	88	2,026
LyondellBasell Industries NV Class A	1,505	64,865
Minerals Technologies Inc.	80	5,076
Monsanto Co.	2,390	196,099
Mosaic Co. (The)	1,370	76,679
NewMarket Corp.	43	9,296
Oil-Dri Corp. of America	22	462
Olin Corp.	317	7,037
OM Group Inc.[a,b]	144	3,907
OMNOVA Solutions Inc.[a]	198	982
PolyOne Corp.	412	5,941
Potash Corp. of Saskatchewan	3,814	178,266
PPG Industries Inc.	704	63,064
Praxair Inc.	1,358	144,220
Quaker Chemical Corp.	56	2,481
Rockwood Holdings Inc.[a,b]	308	15,554
RPM International Inc.	584	14,618
Sasol Ltd. SP ADR	2,210	113,461
Sensient Technologies Corp.	223	8,835
Sherwin-Williams Co. (The)	398	38,817
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	104	3,682
Sociedad Quimica y Minera de Chile SA Series B SP ADR	397	23,320
Solutia Inc.[a]	540	14,850
Spartech Corp.[a]	137	736
Stepan Co.	35	3,008

Security	Shares	Value

Syngenta AG SP ADR[a]	2,115	$128,380
Valhi Inc.	25	1,346
Valspar Corp. (The)	388	16,777
W.R. Grace & Co.[a]	274	14,670
Westlake Chemical Corp.	88	5,144
Zep Inc.	97	1,589

		2,065,168
COAL — 0.23%
Alpha Natural Resources Inc.[a]	1,002	20,160
Arch Coal Inc.	950	13,708
Cloud Peak Energy Inc.[a]	270	5,117
CONSOL Energy Inc.	1,006	35,954
Patriot Coal Corp.[a,b]	407	3,093
Peabody Energy Corp.	1,206	41,113
SunCoke Energy Inc.[a]	320	4,298
Walter Energy Inc.	269	18,596
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	872	20,745

		162,784
COMMERCIAL SERVICES — 1.46%
Aaron’s Inc.	315	8,382
ABM Industries Inc.	197	4,275
Accretive Health Inc.[a,b]	175	4,695
Advance America Cash Advance Centers Inc.	224	1,763
Aegean Marine Petroleum Network Inc.	142	723
Alliance Data Systems Corp.[a,b]	227	25,152
Ambow Education Holding Ltd. SP ADR[a]	76	578
American Reprographics Co.[a]	170	1,022
AMN Healthcare Services Inc.[a]	177	901
Arbitron Inc.	121	4,321
Booz Allen Hamilton Holding Corp.[a]	68	1,197
Bridgepoint Education Inc.[a,b]	83	2,041
Carriage Services Inc.	62	355
CBIZ Inc.[a]	191	1,198
CDI Corp.	59	883
Cenveo Inc.[a]	257	861
Chemed Corp.	94	5,277
Consolidated Graphics Inc.[a]	44	2,235
Convergys Corp.[a,b]	467	6,216
CoreLogic Inc.[a]	427	6,063
Corporate Executive Board Co. (The)	153	6,017
Corrections Corp. of America[a,b]	477	11,224
Deluxe Corp.	229	5,856

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

DeVry Inc.	267	$10,082
Dollar Thrifty Automotive Group Inc.[a,b]	118	8,691
Equifax Inc.	550	21,433
ExamWorks Group Inc.[a]	154	1,700
FleetCor Technologies Inc.[a]	143	4,861
Franklin Covey Co.[a]	67	590
FTI Consulting Inc.[a]	185	7,922
Gartner Inc.[a,b]	396	15,012
Genpact Ltd.[a]	470	6,876
GEO Group Inc. (The)[a]	287	5,045
Global Payments Inc.	354	17,707
Green Dot Corp. Class Aa	90	2,554
H&R Block Inc.	1,359	22,233
Heartland Payment Systems Inc.	162	3,888
Hertz Global Holdings Inc.[a]	1,052	14,307
Hill International Inc.[a]	117	696
Insperity Inc.	106	2,970
Iron Mountain Inc.	792	24,409
iSoftStone Holdings Ltd. SP ADR[a]	183	1,945
ITT Educational Services Inc.[a,b]	120	7,904
K12 Inc.[a,b]	159	3,560
KAR Auction Services Inc.[a]	139	2,049
Kenexa Corp.[a]	140	3,363
Korn/Ferry International[a]	210	3,450
Landauer Inc.	42	2,386
Lender Processing Services Inc.	375	6,236
Live Nation Entertainment Inc.[a]	702	7,217
Mac-Gray Corp.	54	753
Manpower Inc.	370	14,841
MasterCard Inc. Class A	473	168,185
MAXIMUS Inc.	152	6,845
Medifast Inc.[a]	69	1,137
Midas Inc.[a]	62	527
MoneyGram International Inc.[a]	48	891
Monster Worldwide Inc.[a]	577	4,154
Moody’s Corp.	879	32,725
Navigant Consulting Inc.[a]	232	2,972
New Oriental Education & Technology Group Inc. SP ADR[a,b]	536	12,768
PHH Corp.[a]	250	2,898
Quad Graphics Inc.[b]	99	1,163
Quanta Services Inc.[a]	924	19,958
Ritchie Bros. Auctioneers Inc.[b]	399	9,396

Security	Shares	Value

Robert Half International Inc.	646	$17,888
Rollins Inc.	333	7,123
RSC Holdings Inc.[a]	279	5,912
SAIC Inc.[a,b]	1,564	20,113
Service Corp. International	1,063	11,799
Sotheby’s	300	10,059
Stantec Inc.[a]	203	5,664
TAL Education Group SP ADR[a]	60	646
Team Health Holdings Inc.[a]	129	2,657
Team Inc.[a]	149	4,349
TMS International Corp.[a]	46	489
TNS Inc.[a]	112	2,065
Total System Services Inc.	866	18,567
Towers Watson & Co. Class A	243	14,531
TrueBlue Inc.[a]	190	3,137
United Rentals Inc.[a]	278	10,631
Universal Technical Institute Inc.[a]	96	1,339
Valassis Communications Inc.[a,b]	200	4,550
Viad Corp.	90	1,821
Visa Inc. Class A	2,353	236,806
Weight Watchers International Inc.	134	10,201
Western Union Co.	2,796	53,404
WNS Holdings Ltd. SP ADR[a]	95	924
Wright Express Corp.[a,b]	171	9,357
WuXi PharmaTech Cayman Inc. SP ADR[a]	314	4,264
Xueda Education Group SP ADR[a,b]	112	538

		1,048,368
COMPUTERS — 2.64%
3D Systems Corp.[a,b]	189	3,614
Accenture PLC Class A	2,855	163,706
CACI International Inc. Class Aa,b	134	7,864
Camelot Information Systems Inc. SP ADR[a]	146	371
CGI Group Inc.[a]	1,030	20,785
CIBER Inc.[a]	275	1,196
Computer Sciences Corp.	685	17,694
Diebold Inc.	286	9,063
DST Systems Inc.	164	8,005
EMC Corp.[a,b]	9,149	235,678
Fusion-io Inc.[a,b]	168	3,882
Hewlett-Packard Co.	8,907	249,218
IHS Inc. Class Aa	210	18,791
Imation Corp.[a]	144	854
International Business Machines Corp.	5,272	1,015,387

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Lexmark International Inc. Class A	352	$12,285
NCR Corp.[a]	700	13,111
Quantum Corp.[a]	1,028	2,591
RealD Inc.[a]	181	1,587
Spansion Inc. Class Aa	222	2,227
Teradata Corp.[a]	750	40,170
Unisys Corp.[a]	173	3,628
VanceInfo Technologies Inc. SP ADR[a,b]	185	2,325
Western Digital Corp.[a,b]	1,035	37,622
Wipro Ltd. SP ADR	2,028	22,065

		1,893,719
COSMETICS & PERSONAL CARE — 1.47%
Avon Products Inc.	1,919	34,101
Colgate-Palmolive Co.	2,010	182,347
Estee Lauder Companies Inc. (The) Class A	1,063	61,580
Procter & Gamble Co. (The)	12,289	774,698
Revlon Inc. Class Aa	52	819

		1,053,545
DISTRIBUTION & WHOLESALE — 0.24%
Arrow Electronics Inc.[a]	517	21,347
Corporate Express NV SP ADR[a]	1,296	15,693
Genuine Parts Co.	703	44,837
Ingram Micro Inc. Class Aa,b	697	13,229
Owens & Minor Inc.	284	8,636
W.W. Grainger Inc.	263	50,165
Watsco Inc.	111	7,656
WESCO International Inc.[a,b]	191	12,010

		173,573
DIVERSIFIED FINANCIAL SERVICES — 1.58%
AerCap Holdings[a]	405	5,058
Affiliated Managers Group Inc.[a]	231	23,218
Air Lease Corp.[a,b]	314	7,932
Aircastle Ltd.	219	3,088
American Express Co.	4,615	231,396
Ameriprise Financial Inc.	1,031	55,210
Apollo Residential Mortgage Inc.	46	783
Artio Global Investors Inc. Class A	141	633
BlackRock Inc.[c]	464	84,448
Cash Store Financial Services Inc. (The)	58	392
Charles Schwab Corp. (The)	4,589	53,462
Cohen & Steers Inc.[b]	92	3,107
Discover Financial Services	2,423	65,857

Security	Shares	Value

Doral Financial Corp.[a]	518	$673
Duff & Phelps Corp. Class A	126	1,932
Eaton Vance Corp.	526	13,513
Evercore Partners Inc. Class A	117	3,298
Federal Agricultural Mortgage Corp. Class C NVS	38	737
Federated Investors Inc. Class B	464	7,925
Franklin Resources Inc.	658	69,814
FXCM Inc.[b]	76	800
GAMCO Investors Inc. Class A	19	884
GFI Group Inc.	294	1,361
Greenhill & Co. Inc.	130	6,053
Higher One Holdings Inc.[a,b]	150	2,541
Imperial Holdings Inc.[a]	77	182
IntercontinentalExchange Inc.[a]	329	37,664
Invesco Ltd.	2,010	45,366
Investment Technology Group Inc.[a]	183	2,075
Janus Capital Group Inc.	829	6,524
Jefferies Group Inc.	649	9,871
JMP Group Inc.	78	576
KB Financial Group Inc. SP ADR[a]	1,710	64,809
KBW Inc.	137	2,374
Knight Capital Group Inc. Class Aa	442	5,742
Lazard Ltd. Class Ab	493	14,159
Legg Mason Inc.	609	15,511
National Financial Partners Corp.[a,b]	190	2,926
Nelnet Inc. Class A	124	3,057
Noah Holdings Ltd. SP ADR[a]	79	507
Nomura Holdings Inc. SP ADR	16,106	58,787
NYSE Euronext Inc.	1,168	31,022
Ocwen Financial Corp.[a]	438	6,303
Oppenheimer Holdings Inc. Class A	48	837
ORIX Corp. SP ADR	950	45,324
Piper Jaffray Companies Inc.[a]	86	1,914
Raymond James Financial Inc.	452	15,820
SeaCube Container Leasing Ltd.	50	772
Shinhan Financial Group Co. Ltd. SP ADR[a]	988	78,210
Stifel Financial Corp.[a]	240	8,654
SWS Group Inc.	143	1,051
Teton Advisors Inc. Class B	3	47
Waddell & Reed Financial Inc. Class A	383	10,513
Westwood Holdings Group Inc.	30	1,197

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Woori Finance Holdings Co. Ltd. SP ADR[a,b]	513	$15,272

		1,131,181
ELECTRIC — 2.98%
AES Corp. (The)[a]	3,486	44,481
ALLETE Inc.	145	6,010
Alliant Energy Corp.	490	20,771
Ameren Corp.	1,069	33,823
Ameresco Inc. Class Aa	82	1,075
American Electric Power Co. Inc.	2,125	84,065
Atlantic Power Corp.[a]	430	6,377
Avista Corp.	258	6,538
Black Hills Corp.	175	5,908
Calpine Corp.[a]	1,788	26,105
Centrais Eletricas Brasileiras SA SP ADR	1,332	13,600
Central Vermont Public Service Corp.	52	1,829
CH Energy Group Inc.	69	3,925
China Hydroelectric Corp. SP ADR[a,b]	104	141
Companhia Energetica de Minas Gerais SP ADR	187	3,104
Cleco Corp.	271	10,775
CMS Energy Corp.	1,124	24,537
Consolidated Edison Inc.	1,303	76,825
Constellation Energy Group Inc.	792	28,853
CPFL Energia SA SP ADR	288	8,539
Dominion Resources Inc.	2,546	127,402
DTE Energy Co.	750	39,907
Duke Energy Corp.	5,901	125,750
Dynegy Inc.[a,b]	463	861
Edison International	1,333	54,706
El Paso Electric Co.	187	6,508
Empire District Electric Co. (The)	187	3,895
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	96	613
Empresa Nacional de Electricidad SA SP ADR	488	22,882
Enersis SA SP ADR	1,147	21,002
Entergy Corp.	788	54,671
Exelon Corp.	2,952	117,431
FirstEnergy Corp.	1,841	77,727
Genie Energy Ltd. Class B	87	910
GenOn Energy Inc.[a]	3,520	7,498
Great Plains Energy Inc.	594	12,248
Hawaiian Electric Industries Inc.	428	11,107

Security	Shares	Value

Huaneng Power International Inc. Class H SP ADR	340	$8,180
IDACORP Inc.	221	9,315
Integrys Energy Group Inc.	348	18,065
ITC Holdings Corp.	229	16,880
Korea Electric Power Corp. SP ADR[a]	2,330	28,729
MDU Resources Group Inc.	773	16,527
National Fuel Gas Co.	350	17,598
NextEra Energy Inc.	1,885	112,817
Northeast Utilities	780	27,105
NorthWestern Corp.	160	5,622
NRG Energy Inc.[a]	1,073	18,112
NSTAR	450	20,218
NV Energy Inc.	1,041	16,864
OGE Energy Corp.	432	22,836
Ormat Technologies Inc.	80	1,300
Pampa Energia SA SP ADR	200	2,238
Pepco Holdings Inc.	1,004	19,739
PG&E Corp.	1,770	71,968
Pike Electric Corp.[a,b]	78	621
Pinnacle West Capital Corp.	486	22,968
PNM Resources Inc.	350	6,234
Portland General Electric Co.	334	8,330
PPL Corp.	2,590	71,976
Progress Energy Inc.	1,311	71,227
Public Service Enterprise Group Inc.	2,278	69,115
SCANA Corp.	515	23,087
Southern Co. (The)	3,831	174,540
TECO Energy Inc.	898	16,209
TransAlta Corp.	980	19,914
UIL Holdings Corp.	225	7,781
UniSource Energy Corp.	163	6,073
Unitil Corp.	217	5,996
Westar Energy Inc.	515	14,647
Wisconsin Energy Corp.	1,042	35,428
Xcel Energy Inc.	2,157	57,376

		2,138,034
ELECTRICAL COMPONENTS & EQUIPMENT — 0.64%
Acuity Brands Inc.	191	11,122
AMETEK Inc.	716	33,652
Belden Inc.	210	8,234
China Ming Yang Wind Power Group Ltd. SP ADR[a,b]	291	815

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Emerson Electric Co.	3,327	$170,941
Energizer Holdings Inc.[a]	310	23,907
EnerSys Inc.[a,b]	224	6,492
Generac Holdings Inc.[a]	123	3,574
General Cable Corp.[a]	230	7,098
GrafTech International Ltd.[a]	583	9,573
Hitachi Ltd. SP ADR	1,978	109,641
Hubbell Inc. Class A	14	937
Hubbell Inc. Class B	234	16,839
Nidec Corp. SP ADR[b]	2,284	54,679
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	633	2,057
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	467	1,975

		461,536
ELECTRONICS — 1.34%
Advantest Corp. SP ADR[b]	632	7,236
Agilent Technologies Inc.[a]	1,538	65,319
Amphenol Corp. Class A	757	41,203
AU Optronics Corp. SP ADR	3,519	18,545
Avnet Inc.[a,b]	680	23,712
AVX Corp.	229	3,014
Badger Meter Inc.	67	2,153
Benchmark Electronics Inc.[a,b]	266	4,575
Brady Corp. Class A	221	7,154
Celestica Inc.[a]	878	7,472
Checkpoint Systems Inc.[a,b]	178	1,873
China Digital TV Holding Co. Ltd. SP ADR[b]	239	853
CTS Corp.	152	1,529
Elster Group SE SP ADR[a]	150	2,029
ESCO Technologies Inc.	117	3,518
Honeywell International Inc.	3,187	184,973
Imax Corp.[a]	238	4,929
Jabil Circuit Inc.	893	20,235
Kemet Corp.[a]	195	1,792
Koninklijke Philips Electronics NV NYS	4,479	90,745
Kyocera Corp. SP ADR	808	68,842
LG Display Co. Ltd. SP ADR[a]	1,785	23,009
Methode Electronics Inc.	163	1,619
Mettler-Toledo International Inc.[a,b]	142	24,921
NAM TAI Electronics Inc.[b]	133	786
Park Electrochemical Corp.	84	2,551
PerkinElmer Inc.	507	12,158
Pulse Electronics Corp.	186	534
Rogers Corp.[a]	70	2,690

Security	Shares	Value

Stoneridge Inc.[a]	111	$1,040
TE Connectivity Ltd.	1,930	65,813
Thermo Fisher Scientific Inc.[a]	1,690	89,401
Thomas & Betts Corp.[a,b]	234	16,705
Tyco International Ltd.	2,100	106,995
Vishay Intertechnology Inc.[a,b]	639	7,847
Vishay Precision Group Inc.[a]	54	851
Waters Corp.[a,b]	408	35,321
Watts Water Technologies Inc. Class A	134	5,166

		959,108
ENERGY — ALTERNATE SOURCES — 0.01%
FutureFuel Corp.	62	740
Headwaters Inc.[a]	270	715
JinkoSolar Holding Co. Ltd. SP ADR[a]	54	345
LDK Solar Co. Ltd. SP ADR[a,b]	333	1,618
Renesola Ltd. SP ADR[a]	280	664
REX American Resources Corp.[a]	33	848
Trina Solar Ltd. SP ADR[a,b]	320	2,573

		7,503
ENGINEERING & CONSTRUCTION — 0.58%
ABB Ltd. SP ADR[a]	10,369	215,986
AECOM Technology Corp.[a]	460	10,529
Chicago Bridge & Iron Co. NV	424	18,054
Dycom Industries Inc.[a]	156	3,334
EMCOR Group Inc.	295	8,505
Empresas ICA SAB de CV SP ADR[a]	663	4,309
Fluor Corp.	770	43,305
Granite Construction Inc.	170	4,527
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	161	6,033
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	90	5,928
Jacobs Engineering Group Inc.[a]	570	25,513
KBR Inc.	670	21,534
MasTec Inc.[a,b]	283	4,610
McDermott International Inc.[a]	1,039	12,634
Mistras Group Inc.[a]	68	1,531
Orion Marine Group Inc.[a,b]	119	862
Shaw Group Inc. (The)[a]	322	8,739
Tutor Perini Corp.[a]	145	2,203
URS Corp.[a]	354	14,567

		412,703

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.11%
Bally Technologies Inc.[a]	210	$8,866
Cinemark Holdings Inc.	390	7,691
Dolby Laboratories Inc. Class Aa,b	236	8,583
International Game Technology	1,335	21,267
Lions Gate Entertainment Corp.[a,b]	230	2,318
Marriott Vacations Worldwide Corp.[a,b]	137	2,843
Pinnacle Entertainment Inc.[a]	276	2,677
Regal Entertainment Group Class A	351	4,370
Six Flags Entertainment Corp.	244	10,695
Speedway Motorsports Inc.	58	930
Vail Resorts Inc.	161	7,021

		77,261
ENVIRONMENTAL CONTROL — 0.24%
Calgon Carbon Corp.[a]	249	4,069
Clean Harbors Inc.[a]	208	13,198
Covanta Holding Corp.	535	7,645
Darling International Inc.[a]	519	7,930
EnergySolutions Inc.[a]	362	1,289
Met-Pro Corp.	64	671
Mine Safety Appliances Co.	143	4,882
Progressive Waste Solutions Ltd.	537	12,168
Republic Services Inc.	1,375	40,260
Waste Connections Inc.	506	16,349
Waste Management Inc.	1,830	63,611

		172,072
FOOD — 2.24%
B&G Foods Inc. Class A	212	4,804
BRF — Brasil Foods SA SP ADR	2,970	59,489
Campbell Soup Co.	884	28,023
Chiquita Brands International Inc.[a]	201	1,767
ConAgra Foods Inc.	1,848	49,286
Corn Products International Inc.	342	18,978
Cosan Ltd. Class A	692	8,885
Dean Foods Co.[a]	817	8,791
Delhaize Group SP ADR	451	24,674
Dole Food Co. Inc.[a,b]	160	1,536
Flowers Foods Inc.	612	11,842
Fresh Del Monte Produce Inc.[b]	175	4,284
General Mills Inc.	2,690	107,143
Gruma SAB de CV Series B SP ADR[a]	157	1,380
H.J. Heinz Co.	1,442	74,768

Security	Shares	Value

Hershey Co. (The)	690	$42,145
Hormel Foods Corp.	643	18,505
Industrias Bachoco SAB CV SP ADR	38	763
J.M. Smucker Co. (The)	510	40,178
Kellogg Co.	1,097	54,323
Kraft Foods Inc. Class A	7,370	282,271
Kroger Co. (The)	2,505	59,519
McCormick & Co. Inc	38	1,917
McCormick & Co. Inc. NVS	533	26,938
Pilgrim’s Pride Corp.[a]	209	1,124
Ralcorp Holdings Inc.[a]	244	21,338
Ruddick Corp.	190	7,665
Safeway Inc.	1,570	34,509
Sara Lee Corp.	2,713	51,954
Smithfield Foods Inc.[a]	690	15,408
SUPERVALU Inc.[b]	943	6,516
Sysco Corp.	2,609	78,557
Tootsie Roll Industries Inc.	125	3,030
TreeHouse Foods Inc.[a]	159	8,990
Tyson Foods Inc. Class A	1,370	25,537
Unilever NV NYS	6,922	230,849
Unilever PLC SP ADR	5,845	189,319
Weis Markets Inc.	50	2,113

		1,609,118
FOREST PRODUCTS & PAPER — 0.20%
AbitibiBowater Inc.[a,b]	329	4,767
Boise Inc.	539	4,118
Buckeye Technologies Inc.	179	6,002
Clearwater Paper Corp.[a]	103	3,762
Deltic Timber Corp.	55	3,747
Domtar Corp.	175	15,116
Fibria Celulose SA SP ADR	826	6,600
International Paper Co.	1,800	56,052
KapStone Paper and Packaging Corp.[a]	188	3,282
MeadWestvaco Corp.	760	22,374
Neenah Paper Inc.	67	1,593
P.H. Glatfelter Co.	204	3,015
Sappi Ltd. SP ADR[a]	2,233	7,324
Schweitzer-Mauduit International Inc.	71	4,937
Wausau Paper Corp.	217	1,875
Xerium Technologies Inc.[a]	54	471

		145,035

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

GAS — 0.60%
AGL Resources Inc.	524	$21,751
Atmos Energy Corp.	402	13,029
CenterPoint Energy Inc.	1,758	32,470
Chesapeake Utilities Corp.	43	1,850
Laclede Group Inc. (The)	92	3,833
National Grid PLC SP ADR	3,290	164,138
New Jersey Resources Corp.	190	9,067
NiSource Inc.	1,250	28,412
Northwest Natural Gas Co.	118	5,611
Piedmont Natural Gas Co.	319	10,501
Questar Corp.	790	15,231
Sempra Energy	994	56,559
South Jersey Industries Inc.	132	7,244
Southern Union Co.	518	22,466
Southwest Gas Corp.	204	8,527
UGI Corp.	490	13,186
Vectren Corp.	352	10,064
WGL Holdings Inc.	222	9,468

		433,407
HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.	365	15,735
Regal Beloit Corp.	171	9,708
Snap-on Inc.	259	14,636
Stanley Black & Decker Inc.	746	52,354

		92,433
HEALTH CARE — PRODUCTS — 1.49%
Alere Inc.[a]	383	9,249
Baxter International Inc.	2,596	144,026
Becton, Dickinson and Co.	923	72,372
Boston Scientific Corp.[a]	6,809	40,582
C.R. Bard Inc.	386	35,713
Cantel Medical Corp.	59	1,863
CareFusion Corp.[a]	996	23,854
China Kanghui Holdings Inc. SP ADR[a]	90	1,566
Cooper Companies Inc. (The)	210	15,149
Covidien PLC	2,179	112,219
CryoLife Inc.[a]	123	657
Edwards Lifesciences Corp.[a]	511	42,244
Greatbatch Inc.[a]	103	2,412
Haemonetics Corp.[a]	114	7,405
Hanger Orthopedic Group Inc.[a]	149	2,919

Security	Shares	Value

Hill-Rom Holdings Inc.	278	$9,177
Hospira Inc.[a]	734	25,294
Invacare Corp.	137	2,340
Luxottica Group SpA SP ADR[b]	664	21,859
Medtronic Inc.	4,740	182,822
Mindray Medical International Ltd. SP ADR	381	11,339
Nordion Inc.	248	2,413
ResMed Inc.[a]	681	19,769
Smith & Nephew PLC SP ADR	787	38,264
St. Jude Medical Inc.	1,434	59,812
Steris Corp.	240	7,219
Stryker Corp.	1,339	74,221
Symmetry Medical Inc.[a]	160	1,202
Teleflex Inc.	181	11,075
Varian Medical Systems Inc.[a]	522	34,384
West Pharmaceutical Services Inc.	150	6,072
Zimmer Holdings Inc.[a]	857	52,063

		1,071,555
HEALTH CARE — SERVICES — 1.29%
Aetna Inc.	1,646	71,930
AMERIGROUP Corp.[a]	221	15,030
Assisted Living Concepts Inc. Class A	89	1,396
Brookdale Senior Living Inc.[a]	450	7,920
Capital Senior Living Corp.[a]	121	980
Centene Corp.[a]	223	10,080
China Cord Blood Corp.[a,b]	173	438
Cigna Corp.	1,263	56,620
Community Health Systems Inc.[a]	414	7,742
Concord Medical Services Holdings Ltd. SP ADR	100	361
Covance Inc.[a]	270	11,829
Coventry Health Care Inc.[a]	660	19,846
DaVita Inc.[a]	416	34,033
Emeritus Corp.[a,b]	131	2,287
Five Star Quality Care Inc.[a]	211	766
Fresenius Medical Care AG & Co. KGaA SP ADR	910	65,065
HCA Holdings Inc.[a]	733	17,915
Health Management Associates Inc. Class Aa	1,130	7,243
Health Net Inc.[a]	396	14,945
HealthSouth Corp.[a]	425	8,198
Humana Inc.	738	65,697
Kindred Healthcare Inc.[a]	230	2,822

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Laboratory Corp. of America Holdings[a]	451	$41,217
MEDNAX Inc.[a]	217	15,455
Metropolitan Health Networks Inc.[a]	322	2,582
Molina Healthcare Inc.[a,b]	134	4,102
Quest Diagnostics Inc.	700	40,656
Select Medical Holdings Corp.[a,b]	250	2,073
Sunrise Senior Living Inc.[a]	239	1,699
Tenet Healthcare Corp.[a,b]	2,108	11,151
Triple-S Management Corp. Class Ba	88	1,877
UnitedHealth Group Inc.	4,799	248,540
Universal American Corp.	160	1,758
Universal Health Services Inc. Class B	400	16,516
Vanguard Health Systems Inc.[a]	110	1,231
WellCare Health Plans Inc.[a]	190	11,354
WellPoint Inc.	1,569	100,918

		924,272
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Administradora Fondos Pensiones Provida SA SP ADR	48	3,429
Arlington Asset Investment Corp. Class A	30	672
Leucadia National Corp.	861	23,901

		28,002
HOME BUILDERS — 0.14%
Beazer Homes USA Inc.[a,b]	337	1,028
Brookfield Residential Properties Inc.[a]	145	1,276
D.R. Horton Inc.	1,216	16,927
Hovnanian Enterprises Inc. Class Aa,b	175	423
KB Home[b]	297	2,679
Lennar Corp. Class A	692	14,871
Lennar Corp. Class B	48	826
M.D.C. Holdings Inc.	163	3,231
M/I Homes Inc.[a]	82	931
Meritage Homes Corp.[a,b]	118	2,856
NVR Inc.[a]	23	15,945
PulteGroup Inc.[a]	1,450	10,802
Ryland Group Inc. (The)	195	3,549
Standard-Pacific Corp.[a]	482	1,754
Thor Industries Inc.	210	6,439
Toll Brothers Inc.[a]	667	14,547
Winnebago Industries Inc.[a,b]	129	1,179

		99,263

Security	Shares	Value

HOME FURNISHINGS — 0.31%
Ethan Allen Interiors Inc.	120	$2,832
Furniture Brands International Inc.[a,b]	210	355
Harman International Industries Inc.	309	13,040
La-Z-Boy Inc.[a]	230	3,031
Panasonic Corp. SP ADR	10,215	82,639
Sony Corp. SP ADR[b]	4,461	81,280
Tempur-Pedic International Inc.[a]	299	19,946
Whirlpool Corp.	338	18,360

		221,483
HOUSEHOLD PRODUCTS & WARES — 0.37%
ACCO Brands Corp.[a]	242	2,570
American Greetings Corp. Class A	169	2,429
Avery Dennison Corp.	475	12,896
Blyth Inc.	25	1,574
Church & Dwight Co. Inc.	636	28,855
Clorox Co. (The)	593	40,715
CSS Industries Inc.	40	857
Ennis Inc.	114	1,886
Jarden Corp.	410	13,813
Kimberly-Clark Corp.	1,758	125,802
Prestige Brands Holdings Inc.[a]	222	2,850
Scotts Miracle-Gro Co. (The) Class Ab	190	8,998
Spectrum Brands Holdings Inc.[a]	110	3,185
Tupperware Brands Corp.	270	16,967

		263,397
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	1,307	24,140
Toro Co. (The)	137	8,685

		32,825
INSURANCE — 4.17%
ACE Ltd.	1,514	105,374
Aegon NV SP ADR[a]	7,581	36,844
Aflac Inc.	2,110	101,765
Alleghany Corp.[a,b]	36	10,417
Allied World Assurance Co. Holdings Ltd.	170	10,460
Allstate Corp. (The)	2,150	62,028
American Equity Investment Life Holding Co.	266	3,067
American Financial Group Inc.	396	14,521
American International Group Inc.[a]	1,934	48,563
American Safety Insurance Holdings Ltd.[a]	46	1,001
Aon Corp.	1,455	70,466

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Arthur J. Gallagher & Co.	510	$17,003
Aspen Insurance Holdings Ltd.	315	8,366
Assurant Inc.	421	16,672
Assured Guaranty Ltd.[b]	750	11,633
Aviva PLC SP ADR	6,102	67,244
Axis Capital Holdings Ltd.	576	17,729
Berkshire Hathaway Inc. Class Ba	8,384	657,054
Brown & Brown Inc.	517	11,777
China Life Insurance Co. Ltd. Class H SP ADR[b]	2,243	98,557
Chubb Corp. (The)	1,257	84,734
Citizens Inc.[a,b]	175	1,804
CNA Financial Corp.	130	3,579
CNO Financial Group Inc.[a,b]	1,005	6,754
Delphi Financial Group Inc. Class A	219	9,748
Endurance Specialty Holdings Ltd.	180	6,732
Everest Re Group Ltd.	201	17,165
FBL Financial Group Inc. Class A	60	2,084
Fidelity National Financial Inc. Class A	994	18,081
First American Financial Corp.	469	6,951
Flagstone Reinsurance Holdings SA	238	2,078
Genworth Financial Inc. Class Aa	2,175	16,769
Hanover Insurance Group Inc. (The)	202	7,345
Hartford Financial Services Group Inc. (The)	1,968	34,479
HCC Insurance Holdings Inc.	490	13,602
Hilltop Holdings Inc.[a,b]	183	1,579
Horace Mann Educators Corp.	177	2,768
ING Groep NV SP ADR[a]	17,504	159,461
Kemper Corp.	196	5,835
Kingsway Financial Services Inc.[a]	174	108
Lincoln National Corp.	1,373	29,574
Loews Corp.	1,567	58,465
Manulife Financial Corp.	7,951	93,186
Markel Corp.[a]	44	17,735
Marsh & McLennan Companies Inc.	2,430	76,764
MBIA Inc.[a,b]	681	8,390
Meadowbrook Insurance Group Inc.	235	2,343
Mercury General Corp.	129	5,637
MetLife Inc.	3,676	129,873
MGIC Investment Corp.[a]	800	3,032
Montpelier Re Holdings Ltd.[b]	273	4,742
Old Republic International Corp.	1,085	10,720
OneBeacon Insurance Group Ltd.[b]	104	1,652

Security	Shares	Value

PartnerRe Ltd.	301	$19,691
Phoenix Companies Inc. (The)[a]	489	1,007
Platinum Underwriters Holdings Ltd.[b]	166	5,686
Primerica Inc.	180	4,410
Principal Financial Group Inc.	1,314	35,885
ProAssurance Corp.	130	10,612
Progressive Corp. (The)	2,677	54,290
Protective Life Corp.	377	9,429
Prudential Financial Inc.	2,160	123,638
Prudential PLC SP ADR	5,687	126,195
Radian Group Inc.	589	1,620
Reinsurance Group of America Inc.	329	17,927
RenaissanceRe Holdings Ltd.	230	16,815
RLI Corp.	78	5,563
SeaBright Insurance Holdings Inc.	98	786
StanCorp Financial Group Inc.	198	7,655
Stewart Information Services Corp.	80	1,092
Sun Life Financial Inc.	2,559	51,231
Symetra Financial Corp.	348	3,209
Torchmark Corp.	469	21,419
Transatlantic Holdings Inc.	278	15,415
Travelers Companies Inc. (The)	1,855	108,147
Unum Group	1,351	30,843
Validus Holdings Ltd.	314	10,070
W.R. Berkley Corp.	546	18,711
White Mountains Insurance Group Ltd.	30	13,537
Willis Group Holdings PLC	764	29,697
XL Group PLC	1,462	29,635

		2,988,525
INTERNET — 0.11%
AboveNet Inc.[a]	103	6,844
Active Network Inc. (The)[a]	50	744
AOL Inc.[a]	471	7,635
Bankrate Inc.[a]	247	5,777
Dice Holdings Inc.[a]	230	2,178
E-Commerce China Dangdang Inc. SP ADR[a]	450	3,308
Giant Interactive Group Inc. SP ADR	480	2,040
IntraLinks Holdings Inc.[a]	157	1,075
LinkedIn Corp.[a]	73	5,267
Pandora Media Inc.[a,b]	415	5,474
Qihoo 360 Technology Co. Ltd. SP ADR[a]	51	923
Rackspace Hosting Inc.[a]	480	20,837
Renren Inc. SP ADR[a,b]	854	4,740

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Safeguard Scientifics Inc.[a]	86	$1,367
SouFun Holdings Ltd. SP ADR	53	992
XO Group Inc.[a]	133	1,096
Youku Inc. SP ADR[a,b]	302	6,460

		76,757
IRON & STEEL — 1.33%
AK Steel Holding Corp.	486	4,588
Allegheny Technologies Inc.	473	21,470
ArcelorMittal Class A NYS	4,116	84,460
Carpenter Technology Corp.	196	10,286
Cliffs Natural Resources Inc.	650	46,963
Commercial Metals Co.	513	7,356
Companhia Siderurgica Nacional SA SP ADR	3,510	36,048
Mechel OAO SP ADR	259	2,872
Metals USA Holdings Corp.[a]	59	789
Nucor Corp.	1,270	56,502
POSCO SP ADR	1,210	111,030
Reliance Steel & Aluminum Co.	330	17,556
Rio Tinto PLC SP ADR	6,310	381,503
Ternium SA SP ADR	241	5,463
United States Steel Corp.	638	19,261
Vale SA SP ADR	5,774	146,082

		952,229
LEISURE TIME — 0.26%
Brunswick Corp.	394	8,408
Callaway Golf Co.	286	1,916
Carnival Corp.	1,836	55,447
Carnival PLC SP ADR	772	23,191
Harley-Davidson Inc.	1,053	46,532
Life Time Fitness Inc.[a]	179	8,796
Polaris Industries Inc.	284	18,290
Royal Caribbean Cruises Ltd.	610	16,580
WMS Industries Inc.[a]	254	5,560

		184,720
LODGING — 0.39%
7 Days Group Holdings Ltd. SP ADR[a]	84	1,235
Boyd Gaming Corp.[a]	252	2,210
Choice Hotels International Inc.	145	5,269
Gaylord Entertainment Co.[a]	188	5,273
Hyatt Hotels Corp. Class Aa	176	7,501
InterContinental Hotels Group PLC SP ADR[b]	1,287	26,306
Las Vegas Sands Corp.[a]	1,790	87,907

Security	Shares	Value

Marcus Corp.	90	$1,090
Marriott International Inc. Class A	1,339	46,129
MGM Resorts International[a]	1,450	18,922
Orient-Express Hotels Ltd. Class Aa	419	3,545
Red Lion Hotels Corp.[a]	78	571
Starwood Hotels & Resorts Worldwide Inc.	870	47,189
Wyndham Worldwide Corp.	730	29,025

		282,172
MACHINERY — 1.27%
AGCO Corp.[a,b]	430	21,900
Alamo Group Inc.	40	1,164
Albany International Corp. Class A	116	2,786
Applied Industrial Technologies Inc.	172	6,636
Babcock & Wilcox Co. (The)[a]	520	12,922
Briggs & Stratton Corp.	223	3,481
Cascade Corp.	38	2,159
Caterpillar Inc.	2,622	286,113
CNH Global NVa	116	4,842
Cummins Inc.	782	81,328
Deere & Co.	1,861	160,325
Flowserve Corp.	249	27,432
Gardner Denver Inc.	232	17,307
Graco Inc.	270	12,415
IDEX Corp.	370	14,992
Intermec Inc.[a]	227	1,916
Joy Global Inc.	467	42,352
Kadant Inc.[a]	54	1,310
Kubota Corp. SP ADR	1,062	47,949
Lindsay Corp.	55	3,362
Manitowoc Co. Inc. (The)	584	7,849
NACCO Industries Inc. Class A	25	2,555
Robbins & Myers Inc.	170	8,255
Rockwell Automation Inc.	626	48,747
Roper Industries Inc.	430	40,158
Sauer-Danfoss Inc.[a]	49	2,470
Tennant Co.	75	2,886
Terex Corp.[a]	489	9,682
Wabtec Corp.	213	14,652
Xylem Inc.	826	21,402

		911,347
MANUFACTURING — 3.22%
3M Co.	2,881	249,812

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

A.O. Smith Corp.	173	$7,349
Actuant Corp. Class A	306	7,757
AptarGroup Inc.	276	14,468
AZZ Inc.	55	2,700
Barnes Group Inc.	215	5,437
Blount International Inc.[a]	217	3,563
Brink’s Co. (The)	210	5,920
Carlisle Companies Inc.	268	12,792
CLARCOR Inc.	225	11,567
Colfax Corp.[a]	250	7,590
Cooper Industries PLC	735	43,453
Crane Co.	226	10,848
Danaher Corp.	2,545	133,638
Donaldson Co. Inc.	317	22,919
Dover Corp.	829	52,567
Eaton Corp.	1,519	74,477
EnPro Industries Inc.[a]	90	3,178
Fabrinet[a]	84	1,383
Federal Signal Corp.[a]	277	1,172
General Electric Co.	47,153	882,233
GP Strategies Corp.[a]	70	1,029
Harsco Corp.	357	7,936
Hexcel Corp.[a]	438	10,981
Hillenbrand Inc.	279	6,543
Illinois Tool Works Inc.	1,875	99,431
Ingersoll-Rand PLC[b]	1,429	49,929
ITT Corp.	433	9,413
John Bean Technologies Corp.	128	2,100
Koppers Holdings Inc.	91	3,457
Leggett & Platt Inc.	636	13,649
LSB Industries Inc.[a]	82	2,874
Lydall Inc.[a]	74	697
Movado Group Inc.	80	1,473
Myers Industries Inc.	154	2,050
NL Industries Inc.	23	318
Pall Corp.	514	30,676
Parker Hannifin Corp.	690	55,669
Pentair Inc.	444	16,348
Polypore International Inc.[a,b]	180	6,854
Siemens AG SP ADR	3,872	365,091
SPX Corp.	220	15,319
Standex International Corp.	55	2,205
STR Holdings Inc.[a]	183	1,956

Security	Shares	Value

Sturm, Ruger & Co. Inc.	85	$3,370
Textron Inc.	1,240	31,595
Tredegar Corp.	101	2,491
Trinity Industries Inc.	353	11,105

		2,309,382
MEDIA — 1.55%
A.H. Belo Corp. Class A	83	493
Belo Corp. Class A	414	3,076
Cablevision NY Group Class A	1,028	14,957
CBS Corp.	39	1,141
CBS Corp. Class B NVS	2,785	79,317
Demand Media Inc.[a]	151	951
Dolan Co. (The)[a]	124	1,169
E.W. Scripps Co. (The) Class Aa	140	1,186
Entercom Communications Corp.[a]	117	903
Entravision Communications Corp. Class A	238	426
FactSet Research Systems Inc.	187	16,516
Gannett Co. Inc.	1,098	15,559
Grupo Televisa SAB SP ADR	2,477	48,846
John Wiley & Sons Inc. Class A	229	10,394
Journal Communications Inc. Class Aa	178	915
McGraw-Hill Companies Inc. (The)	1,343	61,778
Meredith Corp.	162	5,101
New York Times Co. (The) Class Aa	571	4,254
Nielsen Holdings NVa	319	9,245
Pearson PLC SP ADR	3,604	66,890
Promotora de Informaciones SA Class B SP ADR	410	2,107
Promotora de Informaciones SA SP ADR[a,b]	319	1,356
Reed Elsevier NV SP ADR	1,611	38,439
Reed Elsevier PLC SP ADR[b]	1,352	44,792
Scripps Networks Interactive Inc. Class A	391	16,954
Shaw Communications Inc. Class B	1,740	34,504
Thomson Reuters Corp.	1,650	45,359
Time Warner Cable Inc.	1,438	106,009
Time Warner Inc.	4,496	166,622
Walt Disney Co. (The)	7,677	298,635
Washington Post Co. (The) Class B	22	8,332
World Wrestling Entertainment Inc. Class A	154	1,461

		1,107,687
METAL FABRICATE & HARDWARE — 0.30%
A.M. Castle & Co.[a]	80	830

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Ampco-Pittsburgh Corp.	37	$794
CIRCOR International Inc.	76	2,881
Furmanite Corp.[a]	164	1,264
Kaydon Corp.	144	4,913
Mueller Industries Inc.	169	7,472
Mueller Water Products Inc. Class A	689	1,888
Precision Castparts Corp.	643	105,246
RTI International Metals Inc.[a]	133	3,348
Sims Metal Management Ltd. SP ADR	770	12,312
Tenaris SA SP ADR	1,040	40,830
Timken Co. (The)	350	17,091
Valmont Industries Inc.	100	10,491
Worthington Industries Inc.	262	4,823

		214,183
MINING — 3.48%
Agnico-Eagle Mines Ltd.	752	28,125
Alcoa Inc.	4,735	48,108
Alumina Ltd. SP ADR[b]	2,732	14,862
Aluminum Corp. of China Ltd. Class H SP ADR[b]	702	8,543
AMCOL International Corp.	119	3,399
AngloGold Ashanti Ltd. SP ADR	1,724	78,959
AuRico Gold Inc.[a]	1,221	11,538
Barrick Gold Corp.	4,453	219,355
BHP Billiton Ltd. SP ADR	7,191	571,253
BHP Billiton PLC SP ADR	4,805	323,521
Cameco Corp.	1,748	40,676
Coeur d’Alene Mines Corp.[a,b]	399	11,036
Compania de Minas Buenaventura SA SP ADR	709	30,416
Compass Minerals International Inc.	146	10,668
Eldorado Gold Corp.	2,433	36,763
Endeavour Silver Corp.[a]	373	4,222
First Majestic Silver Corp.[a]	450	9,301
Fortuna Silver Mines Inc.[a]	542	3,637
Franco-Nevada Corp.	635	28,715
Freeport-McMoRan Copper & Gold Inc.	4,227	195,330
Gold Fields Ltd. SP ADR	3,210	52,740
Goldcorp Inc.	3,607	174,543
Harmony Gold Mining Co. Ltd. SP ADR	1,539	18,560
Hecla Mining Co.	1,243	6,538
HudBay Minerals Inc.	767	8,951
IAMGOLD Corp.	1,661	27,805
Ivanhoe Mines Ltd.[a]	1,286	20,756

Security	Shares	Value

Jaguar Mining Inc.[a,b]	361	$2,596
Kinross Gold Corp.	4,982	56,247
Materion Corp.[a]	91	2,676
McEwen Mining Inc.[a,b]	470	2,726
Molycorp Inc.[a,b]	272	8,427
Newmont Mining Corp.	2,162	132,920
Noranda Aluminium Holding Corp.	98	1,028
Primero Mining Corp.[a]	1,210	3,860
Silver Wheaton Corp.	1,571	55,943
Silvercorp Metals Inc.	778	6,411
Southern Copper Corp.	757	26,260
Sterlite Industries (India) Ltd. SP ADR	1,648	15,079
Stillwater Mining Co.[a]	458	5,899
Teck Resources Ltd. Class B	2,137	90,438
Thompson Creek Metals Co. Inc.[a]	670	5,648
Titanium Metals Corp.	386	5,937
USEC Inc.[a]	591	1,129
Vulcan Materials Co.	519	22,763
Yamana Gold Inc.	3,300	56,991

		2,491,298
OFFICE & BUSINESS EQUIPMENT — 0.39%
Canon Inc. SP ADR	5,026	215,364
Pitney Bowes Inc.	832	15,783
Xerox Corp.	6,164	47,771

		278,918
OFFICE FURNISHINGS — 0.02%
HNI Corp.	166	4,503
Knoll Inc.	210	3,352
Steelcase Inc. Class A	387	3,371

		11,226
OIL & GAS — 13.42%
Advantage Oil & Gas Ltd.[a]	728	2,584
Alon USA Energy Inc.	33	319
Anadarko Petroleum Corp.	2,224	179,521
Apache Corp.	1,711	169,184
Atwood Oceanics Inc.[a]	250	11,495
Baytex Energy Corp.	516	29,593
Berry Petroleum Co. Class A	230	10,352
Bill Barrett Corp.[a,b]	191	5,275
Bonanza Creek Energy Inc.[a]	66	1,077
BP PLC SP ADR	14,013	643,337
BPZ Resources Inc.[a,b]	467	1,522

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Cabot Oil & Gas Corp.	926	$29,539
Callon Petroleum Co.[a]	171	1,026
Canadian Natural Resources Ltd.	4,841	191,752
Cenovus Energy Inc.	3,366	122,657
Chesapeake Energy Corp.	2,903	61,340
Chevron Corp.	8,992	926,895
China Petroleum & Chemical Corp. Class H SP ADR[b]	751	90,233
Cimarex Energy Co.	381	22,243
CNOOC Ltd. SP ADR[b]	670	136,278
Cobalt International Energy Inc.[a]	680	13,627
Comstock Resources Inc.[a]	211	2,540
Concho Resources Inc.[a]	463	49,384
ConocoPhillips	5,526	376,928
Continental Resources Inc.[a,b]	257	20,735
CVR Energy Inc.[a]	376	9,377
Delek US Holdings Inc.	69	869
Denbury Resources Inc.[a]	1,792	33,797
Devon Energy Corp.	1,758	112,178
Diamond Offshore Drilling Inc.[b]	290	18,067
Ecopetrol SA SP ADR	910	46,474
Encana Corp.	3,330	63,703
Endeavour International Corp.[a]	168	1,777
Energen Corp.	322	15,511
Energy Partners Ltd.[a,b]	129	2,061
Eni SpA SP ADR	5,948	264,686
Ensco International PLC SP ADR	1,006	52,956
EOG Resources Inc.	1,201	127,474
EQT Corp.	665	33,596
Equal Energy Ltd.[a]	151	642
EXCO Resources Inc.	677	5,321
Exxon Mobil Corp.	21,468	1,797,730
Forest Oil Corp.[a]	506	6,578
GMX Resources Inc.[a,b]	253	223
Goodrich Petroleum Corp.[a]	122	2,106
Harvest Natural Resources Inc.[a,b]	150	1,032
Helmerich & Payne Inc.	437	26,967
Hess Corp.	1,370	77,131
HollyFrontier Corp.	864	25,350
Hyperdynamics Corp.[a,b]	610	1,598
Kodiak Oil & Gas Corp.[a,b]	1,190	10,793
Kosmos Energy Ltd.[a,b]	485	6,092
Laredo Petroleum Holdings Inc.[a]	78	1,728

Security	Shares	Value

Lone Pine Resources Inc.[a]	376	$2,508
Magnum Hunter Resources Corp.[a,b]	560	3,298
Marathon Oil Corp.	3,184	99,946
Marathon Petroleum Corp.	1,583	60,502
McMoRan Exploration Co.[a]	479	5,619
Miller Energy Resources Inc.[a,b]	143	578
Murphy Oil Corp.	847	50,481
Nabors Industries Ltd.[a]	1,281	23,852
Newfield Exploration Co.[a,b]	594	22,459
Nexen Inc.	2,339	41,915
Noble Corp.[a]	1,164	40,554
Noble Energy Inc.	786	79,127
Oasis Petroleum Inc.[a]	311	10,493
Occidental Petroleum Corp.	3,627	361,866
Panhandle Oil and Gas Inc.	34	977
Parker Drilling Co.[a,b]	518	3,367
Penn Virginia Corp.	201	931
Penn West Petroleum Ltd.	1,981	43,107
Petrobras Energia SA SP ADR	141	2,290
PetroChina Co. Ltd. Class H SP ADR	943	137,207
Petroleo Brasileiro SA SP ADR	7,397	225,978
PetroQuest Energy Inc.[a]	265	1,701
Pioneer Natural Resources Co.	567	56,303
Plains Exploration & Production Co.[a]	629	23,726
Precision Drilling Corp.[a]	1,227	12,540
Provident Energy Ltd.	1,194	13,385
QEP Resources Inc.	789	22,597
Quicksilver Resources Inc.[a,b]	539	2,700
Range Resources Corp.	717	41,242
Resolute Energy Corp.[a]	226	2,543
Rowan Companies Inc.[a]	560	19,046
Royal Dutch Shell PLC Class A SP ADR	8,091	577,374
Royal Dutch Shell PLC Class B SP ADR	5,971	437,913
SandRidge Energy Inc.[a,b]	1,710	13,304
Seadrill Ltd.[b]	1,419	52,645
SM Energy Co.	284	20,613
Southwestern Energy Co.[a]	1,542	48,018
Statoil ASA SP ADR	4,784	120,844
Stone Energy Corp.[a,b]	218	6,115
Suncor Energy Inc.	7,041	242,914
Sunoco Inc.	505	19,372
Swift Energy Co.[a]	190	6,299
Talisman Energy Inc.	4,594	54,760

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Tesoro Corp.[a]	637	$15,944
Texas Pacific Land Trust	42	1,848
Total SA SP ADR	9,948	526,946
Transocean Ltd.	1,433	67,781
Ultra Petroleum Corp.[a]	677	16,268
Unit Corp.[a]	213	9,638
VAALCO Energy Inc.[a]	250	1,555
Valero Energy Corp.	2,504	60,071
Venoco Inc.[a]	127	1,347
W&T Offshore Inc.	161	3,479
Western Refining Inc.[b]	244	4,033
Whiting Petroleum Corp.[a]	522	26,147
WPX Energy Inc.[a]	874	14,404
YPF SA SP ADR	280	9,800

		9,617,523
OIL & GAS SERVICES — 1.69%
Baker Hughes Inc.	1,973	96,933
Basic Energy Services Inc.[a]	130	2,341
C&J Energy Services Inc.[a]	50	833
Cal Dive International Inc.[a]	419	1,261
Cameron International Corp.[a]	1,071	56,977
CARBO Ceramics Inc.[b]	90	8,752
Compagnie Generale de Geophysique-Veritas SP ADR[a,b]	630	17,640
Complete Production Services Inc.[a]	352	11,862
Core Laboratories NV	208	22,096
Dresser-Rand Group Inc.[a]	359	18,392
Dril-Quip Inc.[a]	161	10,621
Exterran Holdings Inc.[a,b]	284	2,636
Flotek Industries Inc.[a]	220	2,583
FMC Technologies Inc.[a,b]	1,070	54,688
Global Geophysical Services Inc.[a]	94	847
Halliburton Co.	4,112	151,239
Helix Energy Solutions Group Inc.[a]	449	7,386
Hornbeck Offshore Services Inc.[a]	110	3,596
ION Geophysical Corp.[a,b]	527	3,916
Key Energy Services Inc.[a]	636	9,209
National Oilwell Varco Inc.	1,888	139,674
Natural Gas Services Group Inc.[a]	53	731
Newpark Resources Inc.[a,b]	403	3,280
North American Energy Partners Inc.[a]	141	897
Oceaneering International Inc.	483	23,469
Oil States International Inc.[a]	229	18,249

Security	Shares	Value

RPC Inc.	217	$3,309
Schlumberger Ltd.	6,056	455,230
SEACOR Holdings Inc.[a]	96	8,787
Superior Energy Services Inc.[a]	355	10,121
Targa Resources Corp.	145	6,009
Tetra Technologies Inc.[a]	340	3,176
Thermon Group Holdings Inc.[a]	45	788
Weatherford International Ltd.[a]	3,335	55,828
Willbros Group Inc.[a,b]	214	912

		1,214,268
PACKAGING & CONTAINERS — 0.24%
Ball Corp.	729	28,621
Bemis Co. Inc.	461	14,420
Crown Holdings Inc.[a]	670	24,167
Graphic Packaging Holding Co.[a]	570	2,856
Greif Inc. Class A	110	5,329
Greif Inc. Class B	70	3,465
Owens-Illinois Inc.[a]	746	17,941
Packaging Corp. of America	456	12,832
Rock-Tenn Co. Class A	317	19,610
Sealed Air Corp.	846	16,861
Sonoco Products Co.	450	14,085
Temple-Inland Inc.	479	15,275

		175,462
PHARMACEUTICALS — 7.86%
Abbott Laboratories	6,949	376,288
Allergan Inc.	1,376	120,964
AmerisourceBergen Corp.	1,200	46,764
AstraZeneca PLC SP ADR	5,930	285,529
Bristol-Myers Squibb Co.	7,698	248,184
Cardinal Health Inc.	1,547	66,567
Dr. Reddy’s Laboratories Ltd. SP ADR	553	18,885
Elan Corp. PLC SP ADR[a,b]	2,133	29,030
Eli Lilly and Co.	4,389	174,419
Forest Laboratories Inc.[a]	1,137	36,134
GlaxoSmithKline PLC SP ADR	11,408	508,112
Herbalife Ltd.	524	30,329
Johnson & Johnson	12,238	806,607
McKesson Corp.	1,090	89,075
Mead Johnson Nutrition Co. Class A	910	67,422
Medco Health Solutions Inc.[a]	1,726	107,047
Medicis Pharmaceutical Corp. Class A	282	9,331

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Merck & Co. Inc.	13,740	$525,692
Novartis AG SP ADR	11,733	637,806
Novo-Nordisk A/S SP ADR	1,780	212,140
Omega Protein Corp.[a]	86	740
Omnicare Inc.	518	17,006
Opko Health Inc.[a]	676	3,556
Par Pharmaceutical Companies Inc.[a]	161	5,814
Pfizer Inc.	34,338	734,833
PharMerica Corp.[a]	130	1,632
Sanofi SP ADR	10,121	375,793
Schiff Nutrition International Inc.[a]	57	608
Simcere Pharmaceutical Group SP ADR[a,b]	109	1,067
USANA Health Sciences Inc.[a,b]	33	1,148
Valeant Pharmaceuticals International Inc.[a]	1,222	59,255
Watson Pharmaceuticals Inc.[a]	581	34,064

		5,631,841
PIPELINES — 0.78%
El Paso Corp.	3,410	91,627
Enbridge Inc.	3,130	117,563
Kinder Morgan Inc.[b]	493	16,008
ONEOK Inc.	430	35,759
SemGroup Corp.[a]	165	4,367
Spectra Energy Corp.	2,903	91,415
TransCanada Corp.	3,114	127,829
Transportadora de Gas del Sur SA SP ADR	316	945
Williams Companies Inc. (The)	2,623	75,595

		561,108
REAL ESTATE — 0.25%
Brookfield Asset Management Inc. Class A	2,490	75,870
Brookfield Office Properties Inc.	1,153	19,958
CBRE Group Inc. Class Aa	1,310	25,283
E-House (China) Holdings Ltd. SP ADR[b]	232	1,297
Forest City Enterprises Inc. Class Aa	542	7,116
Forestar Group Inc.[a,b]	159	2,531
Gafisa SA SP ADR	954	5,171
HFF Inc. Class Aa	160	2,258
Howard Hughes Corp. (The)[a]	112	5,804
IRSA Inversiones y Representaciones SA SP ADR	116	1,175
Jones Lang LaSalle Inc.	206	16,225
Kennedy-Wilson Holdings Inc.	126	1,692
MI Developments Inc. Class A	208	7,274

Security	Shares	Value

Sovran Self Storage Inc.	122	$5,675
St. Joe Co. (The)[a,b]	370	5,909

		183,238
REAL ESTATE INVESTMENT TRUSTS — 2.95%
Acadia Realty Trust	178	3,742
AG Mortgage Investment Trust Inc.	20	381
Agree Realty Corp.	315	7,862
Alexander’s Inc.[b]	15	5,820
Alexandria Real Estate Equities Inc.	270	19,551
American Assets Trust Inc.	132	2,922
American Campus Communities Inc.	310	13,268
American Tower Corp.	1,778	112,921
Annaly Capital Management Inc.[b]	4,267	71,856
Anworth Mortgage Asset Corp.	588	3,822
Apartment Investment and Management Co. Class Ab	538	13,213
Apollo Commercial Real Estate Finance Inc.	90	1,325
ARMOUR Residential Inc.	339	2,444
Ashford Hospitality Trust Inc.[b]	302	2,721
Associated Estates Realty Corp.	184	3,075
AvalonBay Communities Inc.	419	56,988
BioMed Realty Trust Inc.	668	12,405
Boston Properties Inc.	654	68,049
Brandywine Realty Trust	598	6,363
BRE Properties Inc. Class A	332	17,204
Camden Property Trust[b]	317	20,446
Campus Crest Communities Inc.	136	1,454
CapLease Inc.	299	1,244
Capstead Mortgage Corp.	375	4,856
CBL & Associates Properties Inc.	650	11,291
Cedar Realty Trust Inc.[b]	231	1,153
Chatham Lodging Trust	60	742
Chesapeake Lodging Trust	143	2,435
Chimera Investment Corp.	4,559	13,859
Cogdell Spencer Inc.	223	948
Colonial Properties Trust	389	8,317
Colony Financial Inc.	147	2,493
CommonWealth REIT	368	7,239
CoreSite Realty Corp.	89	1,784
Corporate Office Properties Trust[b]	320	7,754
Cousins Properties Inc.	371	2,734
CreXus Investment Corp.	299	3,310
CubeSmart	713	8,114

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

CYS Investments Inc.	368	$4,968
DCT Industrial Trust Inc.[b]	1,091	6,022
DDR Corp.[b]	1,010	13,999
DiamondRock Hospitality Co.	750	7,905
Digital Realty Trust Inc.	475	33,658
Douglas Emmett Inc.	569	11,898
Duke Realty Corp.	1,132	15,157
DuPont Fabros Technology Inc.	278	7,089
Dynex Capital Inc.	170	1,574
EastGroup Properties Inc.[b]	120	5,700
Education Realty Trust Inc.	320	3,424
Entertainment Properties Trust	208	9,250
Equity Lifestyle Properties Inc.	173	12,134
Equity One Inc.	275	5,184
Equity Residential	1,320	78,606
Essex Property Trust Inc.	150	21,600
Excel Trust Inc.	129	1,638
Extra Space Storage Inc.	420	11,054
Federal Realty Investment Trust	277	26,165
FelCor Lodging Trust Inc.[a]	550	2,096
First Industrial Realty Trust Inc.[a]	355	4,075
First Potomac Realty Trust[b]	222	3,303
General Growth Properties Inc.	1,713	27,031
Getty Realty Corp.	127	2,129
Glimcher Realty Trust	477	4,594
Government Properties Income Trust	166	4,001
Gramercy Capital Corp.[a]	169	455
Hatteras Financial Corp.	334	9,272
HCP Inc.	1,799	75,612
Health Care REIT Inc.	845	48,342
Healthcare Realty Trust Inc.	347	7,311
Hersha Hospitality Trust	666	3,616
Highwoods Properties Inc.	354	11,714
Home Properties Inc.	227	13,525
Hospitality Properties Trust	550	13,326
Host Hotels & Resorts Inc.[b]	3,147	51,674
Hudson Pacific Properties Inc.	105	1,614
Inland Real Estate Corp.	344	2,941
Invesco Mortgage Capital Inc.	513	8,044
iStar Financial Inc.[a]	381	2,659
Kilroy Realty Corp.	260	10,824
Kimco Realty Corp.[b]	1,810	33,032
Kite Realty Group Trust	267	1,335

Security	Shares	Value

LaSalle Hotel Properties	379	$10,252
Lexington Realty Trust	619	5,323
Liberty Property Trust	510	16,978
LTC Properties Inc.[b]	134	4,281
Macerich Co. (The)[b]	588	31,928
Mack-Cali Realty Corp.	388	11,159
Medical Properties Trust Inc.[b]	494	5,296
MFA Financial Inc.[b]	1,570	11,524
Mid-America Apartment Communities Inc.	166	10,611
Monmouth Real Estate Investment Corp. Class A	143	1,331
MPG Office Trust Inc.[a,b]	190	485
National Health Investors Inc.[b]	105	5,083
National Retail Properties Inc.[b]	419	11,317
Newcastle Investment Corp.[b]	350	1,876
NorthStar Realty Finance Corp.[b]	424	2,112
Omega Healthcare Investors Inc.[b]	459	9,566
One Liberty Properties Inc.[b]	53	920
Parkway Properties Inc.	96	928
Pebblebrook Hotel Trust	227	5,035
Pennsylvania Real Estate Investment Trust	246	3,021
PennyMac Mortgage Investment Trust[c]	124	2,196
Piedmont Office Realty Trust Inc. Class A	770	14,260
Plum Creek Timber Co. Inc.[b]	726	28,154
Post Properties Inc.	225	10,055
Prologis Inc.	2,046	64,879
PS Business Parks Inc.	85	5,282
Public Storage	632	87,760
RAIT Financial Trust[b]	170	957
Ramco-Gershenson Properties Trust	172	1,990
Rayonier Inc.	542	24,786
Realty Income Corp.[b]	566	20,602
Redwood Trust Inc.[b]	313	3,678
Regency Centers Corp.	384	15,867
Resource Capital Corp.	330	1,931
RLJ Lodging Trust	350	6,244
Rouse Properties Inc.[a]	64	791
Saul Centers Inc.	34	1,212
Senior Housing Properties Trust	683	15,490
Simon Property Group Inc.	1,308	177,705
SL Green Realty Corp.	381	28,015
Starwood Property Trust Inc.	417	8,215
Strategic Hotels & Resorts Inc.[a,b]	659	4,092

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Summit Hotel Properties Inc.	176	$1,646
Sun Communities Inc.	89	3,570
Sunstone Hotel Investors Inc.[a,b]	525	4,877
Tanger Factory Outlet Centers Inc.	383	11,298
Taubman Centers Inc.	258	17,294
Terreno Realty Corp.	468	6,608
Two Harbors Investment Corp.	626	6,216
UDR Inc.	976	25,396
Universal Health Realty Income Trust	52	2,079
Urstadt Biddle Properties Inc. Class A	92	1,800
Ventas Inc.	1,290	75,220
Vornado Realty Trust	821	66,402
Washington Real Estate Investment Trust	293	8,731
Weingarten Realty Investors[b]	538	13,057
Weyerhaeuser Co.	2,379	47,628
Winthrop Realty Trust	114	1,362

		2,112,026
RETAIL — 4.45%
Abercrombie & Fitch Co. Class A	392	18,009
Advance Auto Parts Inc.	329	25,215
Aeropostale Inc.[a]	358	5,861
American Eagle Outfitters Inc.	870	12,258
ANN INC.[a,b]	230	5,580
Arcos Dorados Holdings Inc.	585	12,578
Asbury Automotive Group Inc.[a]	144	3,299
AutoNation Inc.[a,b]	174	6,222
AutoZone Inc.[a]	134	46,616
Barnes & Noble Inc.[a,b]	184	2,221
Best Buy Co. Inc.	1,357	32,500
Big Lots Inc.[a,b]	310	12,242
Biglari Holdings Inc.[a]	6	2,376
Brinker International Inc.	377	9,745
Brown Shoe Co. Inc.	198	1,871
Buckle Inc. (The)	121	5,279
Cabela’s Inc.[a]	218	5,685
CarMax Inc.[a]	1,007	30,643
Cash America International Inc.	131	5,746
Cato Corp. (The) Class A	123	3,298
CEC Entertainment Inc.	87	3,060
Chico’s FAS Inc.	785	8,980
Chipotle Mexican Grill Inc.[a]	138	50,686
Christopher & Banks Corp.	142	294
Collective Brands Inc.[a]	273	4,548

Security	Shares	Value

Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	54	$560
CVS Caremark Corp.	5,995	250,291
Darden Restaurants Inc.	600	27,522
Dick’s Sporting Goods Inc.	425	17,514
Dillard’s Inc. Class A	166	7,346
DineEquity Inc.[a]	72	3,421
Dollar General Corp.[a]	539	22,967
Domino’s Pizza Inc.[a]	257	8,391
DSW Inc. Class A	110	5,497
Express Inc.[a]	252	5,453
Family Dollar Stores Inc.	505	28,179
Foot Locker Inc.	690	18,106
GameStop Corp. Class Aa,b	627	14,647
Gap Inc. (The)	1,173	22,264
Genesco Inc.[a,b]	106	6,473
GNC Holdings Inc. Class Aa	263	7,235
Group 1 Automotive Inc.	106	5,654
Guess? Inc.	287	8,610
Harry Winston Diamond Corp.[a]	339	3,966
Haverty Furniture Companies Inc.	82	1,023
hhgregg Inc.[a,b]	100	1,018
Home Depot Inc. (The)	6,903	306,424
J.C. Penney Co. Inc.	665	27,631
Kenneth Cole Productions Inc. Class Aa	46	565
Kohl’s Corp.	1,156	53,164
Krispy Kreme Doughnuts Inc.[a]	258	1,891
Limited Brands Inc.	1,170	48,976
Lithia Motors Inc. Class A	101	2,243
Liz Claiborne Inc.[a,b]	420	3,906
Lowe’s Companies Inc.	5,666	152,019
Lumber Liquidators Holdings Inc.[a,b]	105	2,243
Macy’s Inc.	1,897	63,910
MarineMax Inc.[a]	103	847
McDonald’s Corp.	4,603	455,927
Men’s Wearhouse Inc. (The)	209	7,208
Michael Kors Holdings Ltd.[a]	187	5,788
MSC Industrial Direct Co. Inc. Class A	211	16,040
New York & Co. Inc.[a]	94	262
Nordstrom Inc.	758	37,430
Nu Skin Enterprises Inc. Class A	261	13,037
Office Depot Inc.[a]	1,231	3,361
OfficeMax Inc.[a,b]	381	2,107

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

Penske Automotive Group Inc.	200	$4,476
Pep Boys — Manny, Moe & Jack (The)	243	3,645
Pier 1 Imports Inc.[a]	521	8,102
PVH Corp.	274	21,150
RadioShack Corp.	445	3,195
Regis Corp.	257	4,405
Rite Aid Corp.[a]	2,688	3,736
Ruby Tuesday Inc.[a,b]	281	2,110
Saks Inc.[a,b]	546	5,449
Sally Beauty Holdings Inc.[a,b]	507	10,454
Signet Jewelers Ltd.	387	17,640
Sonic Automotive Inc.	161	2,510
Stage Stores Inc.	155	2,384
Steinway Musical Instruments Inc.[a]	34	848
Systemax Inc.[a,b]	49	863
Talbots Inc. (The)[a,b]	312	1,011
Target Corp.	2,735	138,965
Teavana Holdings Inc.[a,b]	31	588
Tiffany & Co.	570	36,366
Tim Hortons Inc.	718	34,974
TJX Companies Inc. (The)	1,700	115,838
Vitamin Shoppe Inc.[a]	123	5,257
Wal-Mart Stores Inc.	7,897	484,560
Walgreen Co.	3,950	131,772
Williams-Sonoma Inc.	420	15,061
World Fuel Services Corp.	315	14,295
Yum! Brands Inc.	2,091	132,423
Zale Corp.[a]	116	331

		3,188,336
SAVINGS & LOANS — 0.05%
Astoria Financial Corp.	399	3,324
BankUnited Inc.	176	4,032
Flagstar Bancorp Inc.[a]	864	596
New York Community Bancorp Inc.	1,940	24,619
Provident Financial Services Inc.	250	3,460

		36,031
SEMICONDUCTORS — 0.73%
Advanced Micro Devices Inc.[a,b]	2,553	17,131
Advanced Semiconductor Engineering Inc. SP ADR[b]	4,822	25,412
Aeroflex Holding Corp.[a]	79	1,001
Analog Devices Inc.	1,327	51,925

Security	Shares	Value

Emulex Corp.[a]	390	$4,071
Fairchild Semiconductor International Inc.[a,b]	568	7,941
Freescale Semiconductor Holdings I Ltd.[a,b]	196	3,130
Inphi Corp.[a]	90	1,320
International Rectifier Corp.[a]	310	7,068
LSI Corp.[a]	2,550	19,303
Magnachip Semiconductor Corp.[a]	85	826
MaxLinear Inc.[a]	80	478
MEMC Electronic Materials Inc.[a]	1,025	4,684
Semiconductor Manufacturing International Corp. SP ADR[a,b]	1,603	4,136
STMicroelectronics NV NYS	2,935	19,606
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[b]	21,959	309,183
Teradyne Inc.[a]	826	13,505
United Microelectronics Corp. SP ADR[b]	11,570	31,355

		522,075
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.[a,b]	195	7,348

		7,348
SOFTWARE — 0.79%
Broadridge Financial Solutions Inc.	550	13,183
Dun & Bradstreet Corp. (The)	218	18,053
Envestnet Inc.[a]	100	1,151
Fair Isaac Corp.	171	6,197
Fidelity National Information Services Inc.	1,150	32,844
InterXion Holding[a]	128	1,804
Konami Corp. SP ADR	444	11,730
MSCI Inc. Class Aa	534	17,398
NetSuite Inc.[a]	131	5,486
Patni Computer Systems Ltd. SP ADR[a]	97	1,792
PROS Holdings Inc.[a]	90	1,460
Red Hat Inc.[a]	860	39,878
Rosetta Stone Inc.[a,b]	55	429
Salesforce.com Inc.[a,b]	543	63,422
SAP AG SP ADR	4,152	251,113
Schawk Inc.	48	645
SolarWinds Inc.[a]	255	8,061
Solera Holdings Inc.	312	14,904
SuccessFactors Inc.[a]	390	15,522
SYNNEX Corp.[a,b]	109	3,944
Tyler Technologies Inc.[a]	141	4,953

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

VeriFone Systems Inc.[a]	462	$19,727
VMware Inc. Class Aa	371	33,861

		567,557
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	94	1,315

		1,315
TELECOMMUNICATIONS — 5.13%
Alcatel-Lucent SP ADR[a,b]	10,095	17,565
Amdocs Ltd.[a]	860	25,318
America Movil SAB de CV Series L SP ADR	8,617	200,001
Anixter International Inc.[a]	135	8,844
AT&T Inc.	26,636	783,365
BCE Inc.	1,151	46,961
Brasil Telecom SA SP ADR	184	1,174
British Telecom PLC SP ADR	3,648	117,903
Calix Inc.[a]	158	1,196
Cellcom Israel Ltd.	225	3,272
CenturyLink Inc.	2,748	101,758
China Mobile Ltd. SP ADR[b]	4,651	237,573
China Telecom Corp. Ltd. Class H SP ADR	618	34,664
China Unicom (Hong Kong) Ltd. SP ADR	2,111	38,990
Chunghwa Telecom Co. Ltd. SP ADR	1,704	55,227
Cincinnati Bell Inc.[a,b]	883	3,046
Corning Inc.	6,997	90,051
Crown Castle International Corp.[a]	1,086	52,649
DigitalGlobe Inc.[a]	158	2,479
France Telecom SA SP ADR	8,535	128,708
Harris Corp.	539	22,099
IDT Corp. Class B	87	766
Juniper Networks Inc.[a]	2,352	49,227
KT Corp. SP ADR[a]	1,062	15,813
Level 3 Communications Inc.[a]	767	14,228
Mahanagar Telephone Nigam Ltd. SP ADR[a]	610	744
MetroPCS Communications Inc.[a]	1,422	12,571
Mobile TeleSystems OJSC SP ADR	2,302	38,582
Motorola Mobility Holdings Inc.[a]	1,310	50,605
Motorola Solutions Inc.	1,302	60,426
NeoPhotonics Corp.[a]	70	385
NeuStar Inc. Class Aa	313	11,428
Nippon Telegraph and Telephone Corp. SP ADR	3,770	94,363
Nokia OYJ SP ADR[b]	16,726	84,299

Security	Shares	Value

NTT DoCoMo Inc. SP ADR	7,098	$126,203
Philippine Long Distance Telephone Co. SP ADR	389	24,709
Plantronics Inc.	208	7,746
Portugal Telecom SGPS SA SP ADR[b]	2,984	15,039
Premiere Global Services Inc.[a,b]	229	2,015
Primus Telecommunications Group Inc.[a]	51	647
PT Indosat Tbk SP ADR	100	3,017
PT Telekomunikasi Indonesia SP ADR	1,096	33,592
Rogers Communications Inc. Class B	1,734	66,672
SK Telecom Co. Ltd. SP ADR	1,396	19,558
Sprint Nextel Corp.[a]	13,330	28,260
Tata Communications Ltd. SP ADR	150	1,377
Telecom Argentina SA SP ADR	359	7,521
Telecom Corp. of New Zealand Ltd. SP ADR[b]	1,796	15,751
Telecom Italia SpA SP ADR[b]	4,563	46,634
Telefonica SA SP ADR	17,873	311,348
Telephone & Data Systems Inc.	428	11,256
TELUS Corp. NVS	657	35,228
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,290	16,628
United States Cellular Corp.[a]	67	3,073
Verizon Communications Inc.	12,636	475,872
VimpelCom Ltd. SP ADR[b]	1,398	14,903
Vonage Holdings Corp.[a]	638	1,614

		3,674,943
TEXTILES — 0.03%
Mohawk Industries Inc.[a]	246	15,045
UniFirst Corp.	67	4,046

		19,091
TOYS, GAMES & HOBBIES — 0.00%
LeapFrog Enterprises Inc.[a]	222	1,285

		1,285
TRANSPORTATION — 1.67%
Alexander & Baldwin Inc.	184	8,703
Baltic Trading Ltd.	74	313
Bristow Group Inc.	153	7,506
CAI International Inc.[a]	56	976
Canadian National Railway Co.	1,999	150,765
Canadian Pacific Railway Ltd.	742	52,919
Celadon Group Inc.	100	1,495
Con-way Inc.	246	7,808
Costamare Inc.	59	858

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

Security	Shares	Value

CSX Corp.	4,737	$106,819
Danaos Corp.[a]	200	730
DHT Maritime Inc.	278	295
Diana Shipping Inc.[a]	291	2,427
Excel Maritime Carriers Ltd.[a,b]	221	325
FedEx Corp.	1,315	120,309
Frontline Ltd.[b]	228	1,147
Genco Shipping & Trading Ltd.[a,b]	138	966
Genesee & Wyoming Inc. Class Aa	178	11,054
Guangshen Railway Co. Ltd. Class H SP ADR	128	2,337
GulfMark Offshore Inc. Class Aa	118	5,395
International Shipholding Corp.	29	660
Kansas City Southern Industries Inc.[a]	490	33,634
Kirby Corp.[a,b]	249	16,626
Knight Transportation Inc.	251	4,420
MFC Industrial Ltd.	206	1,590
Navios Maritime Holdings Inc.	344	1,245
Nordic American Tankers Ltd.[b]	209	2,897
Norfolk Southern Corp.	1,515	109,383
Overseas Shipholding Group Inc.[b]	119	1,513
RailAmerica Inc.[a]	92	1,375
Roadrunner Transportation Systems Inc.[a]	48	722
Ryder System Inc.	228	12,832
Safe Bulkers Inc.	110	784
Scorpio Tankers Inc.[a]	111	640
Seaspan Corp.[b]	302	4,560
Ship Finance International Ltd.[b]	190	2,134
Swift Transportation Co.[a,b]	353	4,070
Teekay Corp.	189	5,182
Teekay Tankers Ltd. Class A	211	947
Tidewater Inc.	230	12,386
Tsakos Energy Navigation Ltd.	127	848
Union Pacific Corp.	2,167	247,710
United Parcel Service Inc. Class B	3,284	248,435

		1,197,740
TRUCKING & LEASING — 0.03%
Fly Leasing Ltd. SP ADR	117	1,592
GATX Corp.	208	8,932
Greenbrier Companies Inc. (The)[a]	105	2,336
TAL International Group Inc.	102	3,398
Textainer Group Holdings Ltd.	81	2,559

		18,817

Security	Shares	Value

WATER — 0.12%
American States Water Co.	83	$3,002
American Water Works Co. Inc.	780	26,309
Aqua America Inc.	616	13,589
California Water Service Group	186	3,432
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	235	15,484
SJW Corp.	58	1,374
Veolia Environnement SP ADR	1,730	19,722

		82,912

TOTAL COMMON STOCKS
(Cost: $85,798,220)		71,503,344

RIGHTS — 0.00%

FOOD — 0.00%
Pilgrim’s Pride Corp.[a]	219	40

		40

TOTAL RIGHTS
(Cost: $0)		40

SHORT-TERM INVESTMENTS — 3.11%

MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,995,017	1,995,017
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	152,986	152,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	79,398	79,398

		2,227,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,227,401)		2,227,401

TOTAL INVESTMENTS IN SECURITIES — 102.89%
(Cost: $88,025,621)		73,730,785
Other Assets, Less Liabilities — (2.89)%		(2,072,858)

NET ASSETS — 100.00%		$71,657,927

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2012

NVS — Non-Voting Shares

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.45%
Boeing Co. (The)	5,926	$439,591
General Dynamics Corp.	2,656	183,689
Lockheed Martin Corp.	2,298	189,171
United Technologies Corp.	7,075	554,326

		1,366,777
AGRICULTURE — 3.06%
Altria Group Inc.	18,632	529,149
Philip Morris International Inc.	15,722	1,175,534

		1,704,683
APPAREL — 0.63%
Nike Inc. Class B	3,379	351,382

		351,382
AUTO MANUFACTURERS — 0.97%
Ford Motor Co.	33,377	414,542
General Motors Co.[a]	5,185	124,544

		539,086
BANKS — 10.12%
Bank of America Corp.	90,271	643,632
Bank of New York Mellon Corp. (The)	11,068	222,799
Citigroup Inc.	25,916	796,140
Goldman Sachs Group Inc. (The)	3,819	425,704
J.P. Morgan Chase & Co.	34,006	1,268,424
Morgan Stanley	11,870	221,375
PNC Financial Services Group Inc. (The)[b]	4,694	276,570
U.S. Bancorp	17,116	483,014
Wells Fargo & Co.	44,592	1,302,532

		5,640,190
BEVERAGES — 3.92%
Coca-Cola Co. (The)	18,690	1,262,136
PepsiCo Inc.	13,999	919,314

		2,181,450
CHEMICALS — 2.62%
Dow Chemical Co. (The)	10,515	352,358
E.I. du Pont de Nemours and Co.	8,353	425,084
Monsanto Co.	4,790	393,019
Praxair Inc.	2,723	289,183

		1,459,644
COMMERCIAL SERVICES — 1.45%
MasterCard Inc. Class A	949	337,436

Security	Shares	Value

Visa Inc. Class A	4,684	$471,398

		808,834
COMPUTERS — 5.98%
Accenture PLC Class A	5,744	329,361
EMC Corp.[a,c]	18,272	470,687
Hewlett-Packard Co.	17,789	497,736
International Business Machines Corp.	10,547	2,031,352

		3,329,136
COSMETICS & PERSONAL CARE — 3.44%
Colgate-Palmolive Co.	4,011	363,878
Procter & Gamble Co. (The)	24,588	1,550,027

		1,913,905
DIVERSIFIED FINANCIAL SERVICES — 1.08%
American Express Co.	9,217	462,140
Franklin Resources Inc.	1,336	141,750

		603,890
ELECTRIC — 1.96%
Dominion Resources Inc.	5,079	254,153
Duke Energy Corp.	11,766	250,734
Exelon Corp.	5,889	234,264
Southern Co. (The)	7,687	350,220

		1,089,371
ELECTRICAL COMPONENTS & EQUIPMENT — 0.62%
Emerson Electric Co.	6,676	343,013

		343,013
ELECTRONICS — 0.67%
Honeywell International Inc.	6,393	371,050

		371,050
FOOD — 1.39%
General Mills Inc.	5,400	215,082
Kraft Foods Inc. Class A	14,651	561,133

		776,215
HEALTH CARE — PRODUCTS — 1.58%
Baxter International Inc.	5,120	284,058
Covidien PLC	4,406	226,909
Medtronic Inc.	9,506	366,646

		877,613
HEALTH CARE — SERVICES — 1.25%
UnitedHealth Group Inc.	9,632	498,842
WellPoint Inc.	3,104	199,649

		698,491

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.45%
Kimberly-Clark Corp.	3,506	$250,889

		250,889
INSURANCE — 2.68%
American International Group Inc.[a]	3,906	98,080
Berkshire Hathaway Inc. Class Ba	8,610	674,766
MetLife Inc.	7,344	259,463
Prudential Financial Inc.	4,313	246,876
Travelers Companies Inc. (The)	3,683	214,719

		1,493,904
LODGING — 0.31%
Las Vegas Sands Corp.[a]	3,512	172,474

		172,474
MACHINERY — 1.60%
Caterpillar Inc.	5,237	571,461
Deere & Co.	3,711	319,703

		891,164
MANUFACTURING — 4.90%
3M Co.	5,753	498,843
Danaher Corp.	5,077	266,593
General Electric Co.	94,468	1,767,496
Illinois Tool Works Inc.	3,703	196,370

		2,729,302
MEDIA — 1.67%
Time Warner Inc.	8,971	332,465
Walt Disney Co. (The)	15,422	599,916

		932,381
MINING — 1.27%
Freeport-McMoRan Copper & Gold Inc.	8,429	389,504
Newmont Mining Corp.	4,314	265,225
Southern Copper Corp.	1,518	52,659

		707,388
OIL & GAS — 14.53%
Anadarko Petroleum Corp.	4,461	360,092
Apache Corp.	3,432	339,356
Chevron Corp.	17,937	1,848,946
ConocoPhillips	11,065	754,744
Devon Energy Corp.	3,506	223,718
EOG Resources Inc.	2,395	254,205
Exxon Mobil Corp.	42,891	3,591,692
Occidental Petroleum Corp.	7,243	722,634

		8,095,387

Security	Shares	Value

OIL & GAS SERVICES — 3.02%
Baker Hughes Inc.	3,875	$190,379
Halliburton Co.	8,248	303,362
National Oilwell Varco Inc.	3,791	280,458
Schlumberger Ltd.	12,084	908,354

		1,682,553
PHARMACEUTICALS — 11.11%
Abbott Laboratories	13,916	753,552
Allergan Inc.	2,751	241,841
Bristol-Myers Squibb Co.	15,371	495,561
Eli Lilly and Co.	8,799	349,672
Johnson & Johnson	24,475	1,613,147
Medco Health Solutions Inc.[a]	3,440	213,349
Merck & Co. Inc.	27,513	1,052,647
Pfizer Inc.	68,783	1,471,956

		6,191,725
REAL ESTATE INVESTMENT TRUSTS — 0.64%
Simon Property Group Inc.[c]	2,625	356,633

		356,633
RETAIL — 7.37%
CVS Caremark Corp.	12,037	502,545
Home Depot Inc. (The)	13,792	612,227
Lowe’s Companies Inc.	11,302	303,232
McDonald’s Corp.	9,238	915,024
Target Corp.	5,459	277,372
Wal-Mart Stores Inc.	15,856	972,924
Walgreen Co.	7,833	261,309
Yum! Brands Inc.	4,169	264,023

		4,108,656
TELECOMMUNICATIONS — 4.84%
AT&T Inc.	53,161	1,563,465
Corning Inc.	13,958	179,639
Verizon Communications Inc.	25,307	953,062

		2,696,166
TRANSPORTATION — 2.21%
FedEx Corp.	2,624	240,070
Union Pacific Corp.	4,325	494,391
United Parcel Service Inc. Class B	6,593	498,760

		1,233,221

TOTAL COMMON STOCKS
(Cost: $60,009,159)		55,596,573

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.22%[b,d,e]	526,222	$526,222
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%[b,d,e]	40,353	40,353
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%[b,d]	42,402	42,402

		608,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $608,977)		608,977

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $60,618,136)		56,205,550
Other Assets, Less Liabilities — (0.88)%		(490,457)

NET ASSETS — 100.00%		$55,715,093

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology - Multimedia Networking Index Fund	iShares S&P North American Technology - Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$370,480,194	$260,028,522	$544,354,269
Affiliated (Note 2)	16,649,757	24,721,529	74,608,214

Total cost of investments	$387,129,951	$284,750,051	$618,962,483

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$387,267,566	$209,216,960	$509,005,093
Affiliated (Note 2)	16,649,757	24,721,529	74,608,214

Total fair value of investments	403,917,323	233,938,489	583,613,307
Receivables:
Investment securities sold	99,330	1,620,366	—
Dividends and interest	88,894	31,213	116,204

Total Assets	404,105,547	235,590,068	583,729,511

LIABILITIES
Payables:
Investment securities purchased	236,503	—	—
Collateral for securities on loan (Note 5)	16,351,217	24,721,529	74,322,980
Due to custodian	—	1,504,548	—
Investment advisory fees (Note 2)	153,642	85,194	202,113

Total Liabilities	16,741,362	26,311,271	74,525,093

NET ASSETS	$387,364,185	$209,278,797	$509,204,418

Net assets consist of:
Paid-in capital	$400,650,434	$342,385,734	$566,507,409
Undistributed (distributions in excess of) net investment income	(133,585)	(528,692)	9,719
Accumulated net realized loss	(29,940,036)	(81,766,683)	(21,963,534)
Net unrealized appreciation (depreciation)	16,787,372	(50,811,562)	(35,349,176)

NET ASSETS	$387,364,185	$209,278,797	$509,204,418

Shares outstanding[b]	6,050,000	7,100,000	8,600,000

Net asset value per share	$64.03	$29.48	$59.21

[a]	Securities on loan with values of $15,905,676, $24,095,248 and $72,714,960, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,791,272,782	$299,671,892	$85,538,974
Affiliated (Note 2)	68,416,812	27,584,327	2,486,647

Total cost of investments	$1,859,689,594	$327,256,219	$88,025,621

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,880,006,890	$257,733,184	$71,278,101
Affiliated (Note 2)	68,416,812	27,584,327	2,452,684

Total fair value of investments	1,948,423,702	285,317,511	73,730,785
Cash	—	—	21,097
Receivables:
Investment securities sold	—	—	3,541
Dividends and interest	511,374	114,990	90,076

Total Assets	1,948,935,076	285,432,501	73,845,499

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	67,663,691	27,422,932	2,148,003
Capital shares redeemed	7,076	4,052	23,919
Investment advisory fees (Note 2)	764,286	91,721	15,650

Total Liabilities	68,435,053	27,518,705	2,187,572

NET ASSETS	$1,880,500,023	$257,913,796	$71,657,927

Net assets consist of:
Paid-in capital	$1,956,793,365	$350,447,005	$99,869,071
Undistributed (distributions in excess of) net investment income	(3,717,931)	(17,829)	50,300
Accumulated net realized loss	(161,309,605)	(50,576,672)	(13,966,635)
Net unrealized appreciation (depreciation)	88,734,194	(41,938,708)	(14,294,809)

NET ASSETS	$1,880,500,023	$257,913,796	$71,657,927

Shares outstanding[b]	47,100,000	4,650,000	1,000,000

Net asset value per share	$39.93	$55.47	$71.66

[a]	Securities on loan with values of $66,037,315, $26,564,742 and $2,078,177, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

iShares NYSE 100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$59,755,103
Affiliated (Note 2)	863,033

Total cost of investments	$60,618,136

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$55,320,003
Affiliated (Note 2)	885,547

Total fair value of investments	56,205,550
Receivables:
Dividends and interest	85,494

Total Assets	56,291,044

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	566,575
Investment advisory fees (Note 2)	9,376

Total Liabilities	575,951

NET ASSETS	$55,715,093

Net assets consist of:
Paid-in capital	$82,225,145
Undistributed net investment income	85,701
Accumulated net realized loss	(22,183,167)
Net unrealized depreciation	(4,412,586)

NET ASSETS	$55,715,093

Shares outstanding[b]	900,000

Net asset value per share	$61.91

[a]	Securities on loan with a value of $542,907. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology - Multimedia Networking Index Fund	iShares S&P North American Technology - Software Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$2,008,947	$510,330	$1,343,606
Interest — affiliated (Note 2)	82	51	82
Securities lending income — affiliated (Note 2)	38,367	23,840	135,441

Total investment income	2,047,396	534,221	1,479,129

EXPENSES
Investment advisory fees (Note 2)	900,855	455,352	1,259,024

Total expenses	900,855	455,352	1,259,024

Net investment income	1,146,541	78,869	220,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,119,523)	(6,551,987)	(8,783,481)
In-kind redemptions — unaffiliated	7,647,880	(2,580,833)	32,713,853

Net realized gain (loss)	6,528,357	(9,132,820)	23,930,372

Net change in unrealized appreciation/depreciation	3,044,302	10,224,808	(35,009,975)

Net realized and unrealized gain (loss)	9,572,659	1,091,988	(11,079,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,719,200	$1,170,857	$(10,859,498)

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,002,185	$1,313,264	$934,278
Dividends — affiliated (Note 2)	—	—	3,153
Interest — affiliated (Note 2)	328	35	29
Securities lending income — affiliated (Note 2)	144,513	36,880	9,348

	15,147,026	1,350,179	946,808
Less: Other foreign taxes (Note 1)	—	—	(357)

Total investment income	15,147,026	1,350,179	946,451

EXPENSES
Investment advisory fees (Note 2)	4,520,640	503,007	91,319

Total expenses	4,520,640	503,007	91,319

Net investment income	10,626,386	847,172	855,132

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,954,202)	(7,376,177)	(1,657,283)
Investments — affiliated (Note 2)	—	—	(3,120)
In-kind redemptions — unaffiliated	59,250,559	10,372,616	(272,272)
In-kind redemptions — affiliated (Note 2)	—	—	(1,319)

Net realized gain (loss)	45,296,357	2,996,439	(1,933,994)

Net change in unrealized appreciation/depreciation	(258,143,217)	8,754,862	(1,158,274)

Net realized and unrealized gain (loss)	(212,846,860)	11,751,301	(3,092,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(202,220,474)	$12,598,473	$(2,237,136)

[a]	Net of foreign withholding tax of $443,208, $3,158 and $32,263, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

iShares NYSE 100 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$723,601
Dividends — affiliated (Note 2)	3,277
Interest — affiliated (Note 2)	16
Securities lending income — affiliated (Note 2)	319

Total investment income	727,213

EXPENSES
Investment advisory fees (Note 2)	53,569

Total expenses	53,569

Net investment income	673,644

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(580,540)
Investments — affiliated (Note 2)	(279)
In-kind redemptions — unaffiliated	(144,296)
In-kind redemptions — affiliated (Note 2)	(952)

Net realized loss	(726,067)

Net change in unrealized appreciation/depreciation	1,014,824

Net realized and unrealized gain	288,757

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$962,401

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology - Multimedia Networking Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,146,541	$1,992,443	$78,869	$(118,564)
Net realized gain (loss)	6,528,357	20,722,606	(9,132,820)	38,779,373
Net change in unrealized appreciation/depreciation	3,044,302	48,703,671	10,224,808	(52,299,356)

Net increase (decrease) in net assets resulting from operations	10,719,200	71,418,720	1,170,857	(13,638,547)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,280,126)	(2,110,834)	(607,561)	(186,261)

Total distributions to shareholders	(1,280,126)	(2,110,834)	(607,561)	(186,261)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,155,077	91,290,004	85,595,474	290,553,032
Cost of shares redeemed	(46,443,519)	(130,238,741)	(71,554,626)	(265,741,240)

Net increase (decrease) in net assets from capital share transactions	(37,288,442)	(38,948,737)	14,040,848	24,811,792

INCREASE (DECREASE) IN NET ASSETS	(27,849,368)	30,359,149	14,604,144	10,986,984

NET ASSETS
Beginning of period	415,213,553	384,854,404	194,674,653	183,687,669

End of period	$387,364,185	$415,213,553	$209,278,797	$194,674,653

Distributions in excess of net investment income included in net assets at end of period	$(133,585)	$—	$(528,692)	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,500,000	3,050,000	8,200,000
Shares redeemed	(800,000)	(2,200,000)	(2,650,000)	(8,200,000)

Net increase (decrease) in shares outstanding	(650,000)	(700,000)	400,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology - Software Index Fund		iShares S&P North American Natural Resources Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$220,105	$(559,566)	$10,626,386	$20,589,653
Net realized gain	23,930,372	27,697,772	45,296,357	43,843,441
Net change in unrealized appreciation/depreciation	(35,009,975)	35,618,395	(258,143,217)	507,578,356

Net increase (decrease) in net assets resulting from operations	(10,859,498)	62,756,601	(202,220,474)	572,011,450

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(210,386)	—	(13,096,089)	(29,187,096)

Total distributions to shareholders	(210,386)	—	(13,096,089)	(29,187,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	175,102,353	386,247,020	119,002,295	338,734,011
Cost of shares redeemed	(239,941,554)	(128,432,018)	(247,427,267)	(239,363,444)

Net increase (decrease) in net assets from capital share transactions	(64,839,201)	257,815,002	(128,424,972)	99,370,567

INCREASE (DECREASE) IN NET ASSETS	(75,909,085)	320,571,603	(343,741,535)	642,194,921

NET ASSETS
Beginning of period	585,113,503	264,541,900	2,224,241,558	1,582,046,637

End of period	$509,204,418	$585,113,503	$1,880,500,023	$2,224,241,558

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,719	$—	$(3,717,931)	$(1,248,228)

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	6,500,000	3,100,000	8,050,000
Shares redeemed	(4,350,000)	(2,200,000)	(6,400,000)	(5,700,000)

Net increase (decrease) in shares outstanding	(1,300,000)	4,300,000	(3,300,000)	2,350,000

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX SOX Semiconductor Sector Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$847,172	$1,835,188	$855,132	$2,081,923
Net realized gain (loss)	2,996,439	9,823,827	(1,933,994)	1,211,313
Net change in unrealized appreciation/depreciation	8,754,862	6,597,414	(1,158,274)	12,917,904

Net increase (decrease) in net assets resulting from operations	12,598,473	18,256,429	(2,237,136)	16,211,140

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(971,770)	(1,728,419)	(919,382)	(2,185,923)

Total distributions to shareholders	(971,770)	(1,728,419)	(919,382)	(2,185,923)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	579,243,092	961,553,354	—	—
Cost of shares redeemed	(498,009,848)	(1,093,493,094)	(10,249,089)	(28,432,759)

Net increase (decrease) in net assets from capital share transactions	81,233,244	(131,939,740)	(10,249,089)	(28,432,759)

INCREASE (DECREASE) IN NET ASSETS	92,859,947	(115,411,730)	(13,405,607)	(14,407,542)

NET ASSETS
Beginning of period	165,053,849	280,465,579	85,063,534	99,471,076

End of period	$257,913,796	$165,053,849	$71,657,927	$85,063,534

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,829)	$106,769	$50,300	$114,550

SHARES ISSUED AND REDEEMED
Shares sold	11,250,000	17,300,000	—	—
Shares redeemed	(9,750,000)	(20,250,000)	(150,000)	(400,000)

Net increase (decrease) in shares outstanding	1,500,000	(2,950,000)	(150,000)	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$673,644	$1,412,394
Net realized gain (loss)	(726,067)	339,632
Net change in unrealized appreciation/depreciation	1,014,824	8,591,714

Net increase in net assets resulting from operations	962,401	10,343,740

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(695,155)	(1,430,469)

Total distributions to shareholders	(695,155)	(1,430,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,284,648
Cost of shares redeemed	(2,817,076)	(20,353,480)

Net decrease in net assets from capital share transactions	(2,817,076)	(12,068,832)

DECREASE IN NET ASSETS	(2,549,830)	(3,155,561)

NET ASSETS
Beginning of period	58,264,923	61,420,484

End of period	$55,715,093	$58,264,923

Undistributed net investment income included in net assets at end of period	$85,701	$107,212

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000
Shares redeemed	(50,000)	(350,000)

Net decrease in shares outstanding	(50,000)	(200,000)

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$61.97	$52.01	$45.93	$51.89	$56.11	$42.86

Income from investment operations:
Net investment income[a]	0.18	0.28	0.19	0.21	0.11	0.05
Net realized and unrealized gain (loss)[b]	2.09	9.98	6.10	(5.94)	(4.21)	13.27

Total from investment operations	2.27	10.26	6.29	(5.73)	(4.10)	13.32

Less distributions from:
Net investment income	(0.21)	(0.30)	(0.21)	(0.23)	(0.10)	(0.05)
Return of capital	—	—	—	—	(0.02)	(0.02)

Total distributions	(0.21)	(0.30)	(0.21)	(0.23)	(0.12)	(0.07)

Net asset value, end of period	$64.03	$61.97	$52.01	$45.93	$51.89	$56.11

Total return	3.69%[c]	19.73%	13.67%	(10.91)%	(7.32)%	31.09%

Ratios/Supplemental data:
Net assets, end of period (000s)	$387,364	$415,214	$384,854	$332,973	$337,314	$367,498
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.61%	0.46%	0.36%	0.52%	0.20%	0.09%
Portfolio turnover rate[e]	4%	12%	11%	9%	6%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P North American Technology - Multimedia Networking Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$29.06	$27.42	$24.70	$28.86	$35.33	$26.25

Income from investment operations:
Net investment income (loss)[a]	0.01	(0.02)	0.05	0.05	(0.03)	(0.08)
Net realized and unrealized gain (loss)[b]	0.49	1.69	2.74	(4.15)	(6.44)	9.16

Total from investment operations	0.50	1.67	2.79	(4.10)	(6.47)	9.08

Less distributions from:
Net investment income	(0.08)	(0.03)	(0.05)	(0.05)	—	—
Return of capital	—	—	(0.02)	(0.01)	(0.00)[c]	—

Total distributions	(0.08)	(0.03)	(0.07)	(0.06)	(0.00)[c]	—

Net asset value, end of period	$29.48	$29.06	$27.42	$24.70	$28.86	$35.33

Total return	1.75%[d]	6.07%	11.31%	(14.12)%	(18.31)%	34.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$209,279	$194,675	$183,688	$161,778	$93,811	$226,132
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.08%	(0.05)%	0.18%	0.24%	(0.10)%	(0.25)%
Portfolio turnover rate[f]	11%	28%	25%	34%	23%	53%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology - Software Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$59.10	$47.24	$40.70	$47.47	$45.83	$37.63

Income from investment operations:
Net investment income (loss)[a]	0.02	(0.07)	(0.05)	(0.03)	(0.14)	(0.12)
Net realized and unrealized gain (loss)[b]	0.11	11.93	6.59	(6.74)	1.78	8.32

Total from investment operations	0.13	11.86	6.54	(6.77)	1.64	8.20

Less distributions from:
Net investment income	(0.02)	—	—	—	—	—

Total distributions	(0.02)	—	—	—	—	—

Net asset value, end of period	$59.21	$59.10	$47.24	$40.70	$47.47	$45.83

Total return	0.23%[c]	25.11%	16.07%	(14.26)%	3.58%	21.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$509,204	$585,114	$264,542	$301,147	$441,477	$190,202
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.08%	(0.12)%	(0.11)%	(0.09)%	(0.30)%	(0.26)%
Portfolio turnover rate[e]	5%	18%	14%	22%	18%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]
Net asset value, beginning of period	$44.13	$32.93	$29.75	$43.45	$40.04	$33.87

Income from investment operations:
Net investment income[b]	0.22	0.41	0.49	0.37	0.32	0.40
Net realized and unrealized gain (loss)[c]	(4.15)	11.37	3.06	(13.72)	3.41	6.17

Total from investment operations	(3.93)	11.78	3.55	(13.35)	3.73	6.57

Less distributions from:
Net investment income	(0.27)	(0.58)	(0.37)	(0.35)	(0.32)	(0.40)
Return of capital	—	—	—	—	—	(0.00)[d]

Total distributions	(0.27)	(0.58)	(0.37)	(0.35)	(0.32)	(0.40)

Net asset value, end of period	$39.93	$44.13	$32.93	$29.75	$43.45	$40.04

Total return	(8.85)%[e]	35.89%	11.88%	(30.55)%	9.25%	19.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,880,500	$2,224,242	$1,582,047	$1,427,861	$2,157,091	$1,867,679
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.13%	1.00%	1.46%	1.30%	0.73%	1.14%
Portfolio turnover rate[g]	3%	11%	7%	18%	8%	18%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX SOX Semiconductor Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$52.40	$45.98	$42.29	$46.99	$65.92	$55.51

Income from investment operations:
Net investment income[a]	0.20	0.44	0.40	0.38	0.31	0.20
Net realized and unrealized gain (loss)[b]	3.09	6.49	3.73	(4.70)	(18.94)	10.43

Total from investment operations	3.29	6.93	4.13	(4.32)	(18.63)	10.63

Less distributions from:
Net investment income	(0.22)	(0.51)	(0.44)	(0.38)	(0.29)	(0.21)
Return of capital	—	—	—	—	(0.01)	(0.01)

Total distributions	(0.22)	(0.51)	(0.44)	(0.38)	(0.30)	(0.22)

Net asset value, end of period	$55.47	$52.40	$45.98	$42.29	$46.99	$65.92

Total return	6.33%[c]	15.02%	9.72%	(8.87)%	(28.35)%	19.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$257,914	$165,054	$280,466	$226,250	$180,919	$303,210
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.81%	0.81%	0.86%	1.07%	0.55%	0.32%
Portfolio turnover rate[e]	20%	52%	9%	15%	14%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$73.97	$64.17	$58.96	$77.38	$87.41	$75.53

Income from investment operations:
Net investment income[a]	0.79	1.55	1.41	1.69	2.10	1.70
Net realized and unrealized gain (loss)[b]	(2.24)	9.93	5.26	(18.44)	(10.14)	11.90

Total from investment operations	(1.45)	11.48	6.67	(16.75)	(8.04)	13.60

Less distributions from:
Net investment income	(0.86)	(1.68)	(1.46)	(1.67)	(1.99)	(1.72)

Total distributions	(0.86)	(1.68)	(1.46)	(1.67)	(1.99)	(1.72)

Net asset value, end of period	$71.66	$73.97	$64.17	$58.96	$77.38	$87.41

Total return	(1.86)%[c]	17.97%	11.34%	(21.44)%	(9.38)%	18.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,658	$85,064	$99,471	$100,239	$116,068	$117,998
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.34%	2.15%	2.18%	3.08%	2.45%	2.02%
Portfolio turnover rate[e]	5%	5%	8%	6%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$61.33	$53.41	$49.68	$64.74	$76.24	$68.41

Income from investment operations:
Net investment income[a]	0.73	1.34	1.22	1.45	1.82	1.56
Net realized and unrealized gain (loss)[b]	0.60	7.92	3.74	(15.02)	(11.32)	7.79

Total from investment operations	1.33	9.26	4.96	(13.57)	(9.50)	9.35

Less distributions from:
Net investment income	(0.75)	(1.34)	(1.23)	(1.49)	(2.00)	(1.52)

Total distributions	(0.75)	(1.34)	(1.23)	(1.49)	(2.00)	(1.52)

Net asset value, end of period	$61.91	$61.33	$53.41	$49.68	$64.74	$76.24

Total return	2.28%[c]	17.42%	9.96%	(20.90)%	(12.76)%	13.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,715	$58,265	$61,420	$64,583	$90,640	$255,405
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.52%	2.24%	2.26%	2.97%	2.47%	2.09%
Portfolio turnover rate[e]	3%	7%	9%	15%	15%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P North American Technology Sector	Non-diversified
S&P North American Technology - Multimedia Networking	Non-diversified
S&P North American Technology - Software	Non-diversified
S&P North American Natural Resources Sector	Non-diversified
PHLX SOX Semiconductor Sector	Non-diversified
NYSE Composite	Diversified
NYSE 100	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector
Assets:
Common Stocks	$387,267,566	$—	$—	$387,267,566
Short-Term Investments	16,649,757	—	—	16,649,757

	$403,917,323	$—	$—	$403,917,323

S&P North American Technology - Multimedia Networking
Assets:
Common Stocks	$209,216,960	$—	$—	$209,216,960
Short-Term Investments	24,721,529	—	—	24,721,529

	$233,938,489	$—	$—	$233,938,489

S&P North American Technology - Software
Assets:
Common Stocks	$509,005,093	$—	$—	$509,005,093
Short-Term Investments	74,608,214	—	—	74,608,214

	$583,613,307	$—	$—	$583,613,307

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,880,006,890	$—	$—	$1,880,006,890
Short-Term Investments	68,416,812	—	—	68,416,812

	$1,948,423,702	$—	$—	$1,948,423,702

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$257,733,184	$—	$—	$257,733,184
Short-Term Investments	27,584,327	—	—	27,584,327

	$285,317,511	$—	$—	$285,317,511

NYSE Composite
Assets:
Common Stocks	$71,487,604	$15,740	$—	$71,503,344
Rights	—	40	—	40
Short-Term Investments	2,227,401	—	—	2,227,401

	$73,715,005	$15,780	$—	$73,730,785

NYSE 100
Assets:
Common Stocks	$55,596,573	$—	$—	$55,596,573
Short-Term Investments	608,977	—	—	608,977

	$56,205,550	$—	$—	$56,205,550

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P North American Technology Sector	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$6,671,782	$27,703,435
S&P North American Technology - Multimedia Networking	3,242,309	981,871	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	14,653,934	68,102,553
S&P North American Technology - Software	761,567	—	38,268	2,827,824	289,827	6,215,064	27,274,356	441,006	37,847,912
S&P North American Natural Resources Sector	187,450	—	1,870,831	785,924	2,497,939	17,704,391	84,798,764	13,660,242	121,505,541

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
PHLX SOX Semiconductor Sector	$510,075	$2,373	$1,635,360	$5,309,649	$17,237,123	$6,663,495	$4,103,013	$12,256,265	$47,717,353
NYSE Composite	—	—	—	8,687	506,184	1,332,864	6,691,026	2,072,488	10,611,249
NYSE 100	25,021	—	208,513	123,690	775,077	4,111,123	14,666,625	1,103,778	21,013,827

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology Sector	$394,484,708	$64,929,807	$(55,497,192)	$9,432,615
S&P North American Technology - Multimedia Networking	287,543,500	7,531,833	(61,136,844)	(53,605,011)
S&P North American Technology - Software	627,008,477	20,675,175	(64,070,345)	(43,395,170)
S&P North American Natural Resources Sector	1,930,480,125	253,214,574	(235,270,997)	17,943,577
PHLX SOX Semiconductor Sector	333,111,977	732,609	(48,527,075)	(47,794,466)
NYSE Composite	89,055,776	6,687,086	(22,012,077)	(15,324,991)
NYSE 100	61,008,192	5,462,530	(10,265,172)	(4,802,642)

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology - Multimedia Networking, iShares S&P North American Technology - Software, iShares S&P North American Natural Resources Sector and iShares PHLX SOX Semiconductor Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$20,659
S&P North American Technology - Multimedia Networking	12,837
S&P North American Technology - Software	72,930
S&P North American Natural Resources Sector	77,815
PHLX SOX Semiconductor Sector	19,858
NYSE Composite	5,033
NYSE 100	172

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Funds. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the six months ended January 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
NYSE Composite
BlackRock Inc.	507	47	(90)	464	$84,448	$1,328	$(1,325)
PennyMac Mortgage Investment Trust	—	136	(12)	124	2,196	65	(1)
PNC Financial Services Group Inc. (The)	2,653	128	(428)	2,353	138,639	1,760	(3,113)

					$225,283	$3,153	$(4,439)

NYSE 100
PNC Financial Services Group Inc. (The)	4,928	83	(317)	4,694	$276,570	$3,277	$(1,231)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$14,808,275	$14,620,983
S&P North American Technology - Multimedia Networking	21,756,719	21,613,630
S&P North American Technology - Software	28,717,522	29,119,881
S&P North American Natural Resources Sector	66,097,099	67,316,258
PHLX SOX Semiconductor Sector	41,011,202	40,880,712
NYSE Composite	3,620,524	3,707,255
NYSE 100	1,891,415	1,948,202

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$9,141,969	$46,344,239
S&P North American Technology - Multimedia Networking	85,506,380	71,493,791
S&P North American Technology - Software	174,757,961	239,104,218
S&P North American Natural Resources Sector	118,752,675	247,025,590
PHLX SOX Semiconductor Sector	578,881,516	497,682,593
NYSE Composite	—	10,180,592
NYSE 100	—	2,809,813

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
NYSE Composite	$0.85125	$—	$0.00505	$0.85630	99%	—%	1%	100%

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2012 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-71-0112

Item 1. Reports to Stockholders.

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Growth Index Fund  |  EFG  |  NYSE Arca

iShares MSCI EAFE Value Index Fund  |  EFV  |  NYSE Arca

iShares MSCI EAFE Small Cap Index Fund  |  SCZ  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.77)%	(7.63)%	(7.58)%	(2.37)%	(2.51)%	(2.28)%	2.97%	3.02%	3.14%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.77)%	(7.63)%	(7.58)%	(11.31)%	(11.94)%	(10.91)%	21.00%	21.33%	22.23%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.72)%, net of fees, while the total return for the Index was (10.60)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	29.95%
Industrial	16.06
Basic Materials	14.25
Consumer Cyclical	13.38
Financial	9.24
Energy	4.88
Communications	4.34
Technology	3.85
Utilities	2.29
Diversified	1.45
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	2.55%
Nestle SA Registered (Switzerland)	2.44
Roche Holding AG Genusschein (Switzerland)	2.36
Toyota Motor Corp. (Japan)	1.99
British American Tobacco PLC (United Kingdom)	1.80
BG Group PLC (United Kingdom)	1.51
GlaxoSmithKline PLC (United Kingdom)	1.47
BASF SE (Germany)	1.40
BHP Billiton PLC (United Kingdom)	1.39
Standard Chartered PLC (United Kingdom)	1.15

TOTAL	18.06%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.64)%	(11.74)%	(11.59)%	(5.52)%	(5.73)%	(5.48)%	1.25%	1.24%	1.37%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.64)%	(11.74)%	(11.59)%	(24.72)%	(25.54)%	(24.54)%	8.45%	8.34%	9.26%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.34)%, net of fees, while the total return for the Index was (10.23)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Financial	35.14%
Energy	12.32
Consumer Non-Cyclical	11.29
Communications	11.02
Consumer Cyclical	9.05
Industrial	6.64
Utilities	6.48
Basic Materials	6.07
Other*	1.74
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	2.98%
BP PLC (United Kingdom)	2.81
Vodafone Group PLC (United Kingdom)	2.74
Royal Dutch Shell PLC Class A (United Kingdom)	2.54
Novartis AG Registered (Switzerland)	2.53
Total SA (France)	2.25
Royal Dutch Shell PLC Class B (United Kingdom)	1.98
Sanofi (France)	1.70
Commonwealth Bank of Australia (Australia)	1.67
Telefonica SA (Spain)	1.43

TOTAL	22.63%

*	Other includes industries which individually represent less than 1% of net assets.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.69)%	(8.35)%	(9.70)%	(4.53)%	(4.41)%	(4.35)%	(17.49)%	(17.05)%	(16.81)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Small Cap Index (the “Index”). The Index represents the small capitalization segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.62)%, net of fees, while the total return for the Index was (11.42)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Industrial	24.15%
Financial	18.94
Consumer Cyclical	14.92
Consumer Non-Cyclical	14.16
Basic Materials	10.17
Communications	5.93
Energy	5.08
Technology	4.33
Utilities	1.21
Diversified	0.79
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Gemalto NV (France)	0.37%
Elekta AB Class B (Sweden)	0.37
Bilfinger Berger AG (Germany)	0.36
APA Group (Australia)	0.36
PSP Swiss Property AG Registered (Switzerland)	0.34
Pennon Group PLC (United Kingdom)	0.34
Nishi-Nippon Railroad Co. Ltd. (Japan)	0.33
Informa PLC (United Kingdom)	0.33
Zodiac Aerospace (France)	0.33
MTU Aero Engines Holding AG (Germany)	0.33

TOTAL	3.46%

FUND PERFORMANCE OVERVIEWS	7

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
MSCI EAFE Growth
Actual	$1,000.00	$892.80	0.40%	$1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
MSCI EAFE Value
Actual	1,000.00	896.60	0.40	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
MSCI EAFE Small Cap
Actual	1,000.00	893.80	0.40	1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.07%

AUSTRALIA — 8.74%
Alumina Ltd.	560,634	$762,642
Asciano Group	225,515	1,126,431
BHP Billiton Ltd.	747,194	29,762,136
Brambles Ltd.	343,493	2,653,893
Campbell Brothers Ltd.	15,688	866,966
Coca-Cola Amatil Ltd.	130,433	1,601,034
Cochlear Ltd.	13,515	853,166
Computershare Ltd.	102,131	830,329
Crown Ltd.	108,650	934,134
CSL Ltd.	116,335	3,848,759
Fortescue Metals Group Ltd.	286,518	1,537,710
Iluka Resources Ltd.	97,414	1,896,610
Incitec Pivot Ltd.	377,307	1,287,156
Insurance Australia Group Ltd.	481,611	1,489,431
James Hardie Industries SE	102,979	775,936
Leighton Holdings Ltd.	12,773	318,051
Lynas Corp. Ltd.[a,b]	409,531	576,679
Newcrest Mining Ltd.	178,716	6,404,455
Orica Ltd.	84,959	2,234,682
Origin Energy Ltd.	248,994	3,641,149
QR National Ltd.	402,588	1,587,325
Ramsay Health Care Ltd.	31,323	631,816
Rio Tinto Ltd.	97,891	7,194,968
Santos Ltd.	221,699	3,171,319
Sims Metal Management Ltd.	20,299	324,670
Suncorp Group Ltd.	107,219	958,294
Transurban Group	308,778	1,801,565
Wesfarmers Ltd.	234,313	7,545,190
Westfield Retail Trust	457,602	1,230,381
Woodside Petroleum Ltd.	148,188	5,387,624
Woolworths Ltd.	280,317	7,385,112
WorleyParsons Ltd.	44,944	1,303,486

		101,923,099
AUSTRIA — 0.07%
Erste Group Bank AG	19,292	424,018
Verbund AG	15,052	409,248

		833,266
BELGIUM — 1.23%
Ageas	180,147	374,720
Anheuser-Busch InBev NV	184,175	11,175,922

Security	Shares	Value

Bekaert NVb	5,035	$204,916
Colruyt SA	17,490	661,788
UCB SA	15,158	616,906
Umicore	26,977	1,255,244

		14,289,496
DENMARK — 1.81%
Carlsberg A/S Class B	24,963	1,897,120
Coloplast A/S Class B	5,459	806,477
Danske Bank A/Sa	151,580	2,215,321
DSV A/S	46,958	959,972
Novo Nordisk A/S Class B	99,163	11,733,716
Novozymes A/S Class B	53,999	1,521,326
TDC A/S	86,019	670,988
TrygVesta A/S	5,936	322,662
Vestas Wind Systems A/Sa	46,592	525,879
William Demant Holding A/Sa,b	5,459	452,454

		21,105,915
FINLAND — 0.64%
Fortum OYJ	103,297	2,271,711
Kone OYJ Class B	36,305	1,977,992
Metso OYJ	10,388	452,827
Neste Oil OYJ	29,680	333,355
Nokian Renkaat OYJ	25,392	907,768
Pohjola Bank PLC Class A	16,059	171,435
Wartsila OYJ Abp	38,849	1,310,032

		7,425,120
FRANCE — 7.56%
Accor SA	34,185	1,039,539
Aeroports de Paris	8,025	593,014
Alcatel-Lucent[a,b]	535,247	952,204
ALSTOM	47,594	1,815,507
Arkema SA	6,731	544,357
AtoS	11,342	570,431
Bureau Veritas SA	12,614	925,848
Cap Gemini SA	17,172	627,389
Casino Guichard-Perrachon SA	12,826	1,141,711
Christian Dior SA	12,826	1,816,664
Compagnie de Saint-Gobain	93,174	4,149,399
Compagnie Generale de Geophysique-Veritas[a]	33,549	936,317
Danone SA	133,242	8,230,026
Dassault Systemes SA	13,992	1,160,882

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

Edenred SA	36,358	$883,353
Eiffage SA	3,286	100,893
Essilor International SA	47,011	3,446,225
European Aeronautic Defence and Space Co. NV	95,241	3,201,659
Eutelsat Communications	23,744	881,954
Groupe Eurotunnel SA	126,564	1,043,609
Icade	5,671	462,195
Iliad SA	4,452	538,380
Imerys SA	7,844	437,117
JCDecaux SAa	15,264	387,338
L’Air Liquide SA	66,303	8,351,310
L’Oreal SA	56,074	5,968,450
Legrand SA	51,463	1,776,484
LVMH Moet Hennessy Louis Vuitton SA	57,823	9,355,676
Pernod Ricard SA	43,937	4,221,078
Publicis Groupe SA	33,655	1,694,396
Safran SA	38,637	1,204,762
Schneider Electric SA	113,897	7,079,117
SES SA Class A FDR	70,543	1,666,814
Societe BIC SA	6,678	595,494
Societe Television Francaise 1	15,370	169,210
Sodexo	22,207	1,649,435
Suez Environnement SA	21,836	279,727
Technip SA	23,320	2,189,399
Unibail-Rodamco SE	21,412	4,114,711
Vallourec SA	26,129	1,765,961
Wendel	3,021	225,058

		88,193,093
GERMANY — 7.40%
Adidas AG	48,813	3,519,537
BASF SE	212,053	16,316,616
Bayerische Motoren Werke AG	77,062	6,596,411
Beiersdorf AG	23,638	1,420,298
Brenntag AG	7,897	826,385
Continental AGa	18,815	1,504,140
Fraport AG	5,830	349,382
Fresenius Medical Care AG & Co. KGaA	48,707	3,478,101
Fresenius SE & Co. KGaA	26,659	2,705,987
GEA Group AG	40,439	1,299,860
HeidelbergCement AG	16,377	805,544
Henkel AG & Co. KGaA	30,263	1,573,538
Hochtief AG	9,911	639,618

Security	Shares	Value

Infineon Technologies AG	249,206	$2,275,732
K+S AG	40,174	1,917,160
Kabel Deutschland Holding AGa	21,147	1,103,423
LANXESS AG	19,504	1,271,351
Linde AG	38,531	6,118,249
MAN SE	14,840	1,561,097
METRO AG	30,157	1,161,019
QIAGEN NVa	54,272	886,283
Salzgitter AG	8,639	516,477
SAP AG	210,304	12,716,032
Siemens AG Registered	122,112	11,531,627
Suedzucker AG	15,370	454,513
ThyssenKrupp AG	89,729	2,545,352
United Internet AG Registered	24,963	466,639
Volkswagen AG	3,498	565,513
Wacker Chemie AGb	1,590	145,843

		86,271,727
GREECE — 0.11%
Coca-Cola Hellenic Bottling Co. SAa	13,554	251,949
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	33,450	624,511
National Bank of Greece SAa,b	112,968	406,672

		1,283,132
HONG KONG — 2.93%
AIA Group Ltd.	1,961,000	6,549,732
ASM Pacific Technology Ltd.[b]	47,700	613,896
Bank of East Asia Ltd. (The)	360,400	1,470,973
Cheung Kong Infrastructure Holdings Ltd.	106,000	603,508
First Pacific Co. Ltd.	318,000	363,335
Foxconn International Holdings Ltd.[a]	265,000	182,488
Galaxy Entertainment Group Ltd.[a]	265,000	578,219
Hang Lung Properties Ltd.	583,000	2,003,604
Hong Kong and China Gas Co. Ltd. (The)	1,111,985	2,638,536
Hong Kong Exchanges and Clearing Ltd.[b]	238,500	4,139,803
Li & Fung Ltd.[b]	1,272,400	2,782,888
Lifestyle International Holdings Ltd.	132,500	309,956
Link REIT (The)	530,000	1,930,814
MTR Corp. Ltd.	344,500	1,148,407
Sands China Ltd.[a]	551,200	1,865,884

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

Shangri-La Asia Ltd.	354,666	$736,362
SJM Holdings Ltd.	371,000	664,063
Sun Hung Kai Properties Ltd.	218,000	3,019,305
Swire Pacific Ltd. Class A	106,000	1,178,993
Wing Hang Bank Ltd.	53,000	488,684
Wynn Macau Ltd.[b]	360,400	923,948

		34,193,398
IRELAND — 0.24%
Elan Corp. PLC[a]	114,374	1,525,659
Kerry Group PLC Class A	27,083	995,697
Ryanair Holdings PLC SP ADR[a]	9,805	328,860

		2,850,216
ISRAEL — 0.62%
Delek Group Ltd. (The)	1,060	226,463
Elbit Systems Ltd.	5,353	223,232
Israel Chemicals Ltd.	102,290	1,071,901
Israel Corp. Ltd. (The)	530	323,316
Mizrahi Tefahot Bank Ltd.	18,656	163,380
NICE Systems Ltd.[a]	13,038	470,871
Teva Pharmaceutical Industries Ltd.	106,371	4,794,202

		7,273,365
ITALY — 1.60%
Assicurazioni Generali SpA	271,625	4,241,957
Atlantia SpA	73,015	1,137,405
Autogrill SpA	26,765	293,433
Banca Carige SpA	52,629	104,099
Enel Green Power SpA	402,641	802,211
Exor SpA	5,194	120,006
Fiat Industrial SpA[a]	178,663	1,751,752
Fiat SpA	92,803	557,124
Luxottica Group SpA	27,507	907,042
Mediobanca SpA	86,814	510,715
Pirelli & C. SpA	54,623	505,535
Prysmian SpA	46,322	696,122
Saipem SpA	61,851	2,896,964
Tenaris SA	109,710	2,149,929
UniCredit SpA	337,509	1,674,483
Unione di Banche Italiane ScpA	64,978	298,729

		18,647,506
JAPAN — 20.97%
ABC-MART Inc.	5,300	189,618
Advantest Corp.	37,100	425,738

Security	Shares	Value

AEON Mall Co. Ltd.	17,500	$386,951
Aisin Seiki Co. Ltd.	42,400	1,339,006
Ajinomoto Co. Inc.	159,000	1,918,426
All Nippon Airways Co. Ltd.[b]	212,000	617,233
Asahi Group Holdings Ltd.	90,100	1,991,062
Asahi Kasei Corp.	106,000	670,059
ASICS Corp.	37,100	420,386
Benesse Holdings Inc.	15,900	740,262
Bridgestone Corp.	153,700	3,503,352
Canon Inc.	265,000	11,434,098
Casio Computer Co. Ltd.	53,000	311,397
Central Japan Railway Co.	325	2,791,803
Chiyoda Corp.	53,000	617,928
Chugai Pharmaceutical Co. Ltd.	47,700	757,570
Dai-ichi Life Insurance Co. Ltd. (The)	2,067	2,168,656
Daihatsu Motor Co. Ltd.	53,000	1,021,770
Daikin Industries Ltd.	53,000	1,536,131
Dainippon Sumitomo Pharma Co. Ltd.	37,100	427,684
Daito Trust Construction Co. Ltd.	15,900	1,497,207
Dena Co. Ltd.	21,200	536,325
Dentsu Inc.	42,400	1,416,299
East Japan Railway Co.	79,500	5,145,344
FamilyMart Co. Ltd.	15,900	643,298
FANUC Corp.	43,900	7,375,200
Fast Retailing Co. Ltd.	10,900	2,165,705
Furukawa Electric Co. Ltd.	53,000	141,102
Gree Inc.	21,200	611,672
GS Yuasa Corp.	106,000	624,184
Hakuhodo DY Holdings Inc.	4,770	292,456
Hamamatsu Photonics K.K.	15,900	571,357
Hino Motors Ltd.	53,000	339,895
Hirose Electric Co. Ltd.	5,900	566,400
Hiroshima Bank Ltd. (The)	53,000	248,839
Hisamitsu Pharmaceutical Co. Inc.	15,900	689,174
Hitachi Construction Machinery Co. Ltd.[b]	27,000	534,689
Hitachi Metals Ltd.	53,000	608,197
Hokuriku Electric Power Co.	37,100	719,618
Hoya Corp.	100,700	2,134,180
IHI Corp.	318,000	834,098
INPEX Corp.	159	1,084,328
ITOCHU Corp.	127,200	1,382,935
Itochu Techno-Solutions Corp.	5,300	245,016
Iyo Bank Ltd. (The)	53,000	508,800

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

Japan Retail Fund Investment Corp.	159	$230,420
Japan Steel Works Ltd. (The)	53,000	428,170
Japan Tobacco Inc.	1,060	5,213,115
JFE Holdings Inc.	37,100	661,718
JGC Corp.	54,000	1,486,505
JS Group Corp.	63,600	1,314,539
Jupiter Telecommunications Co. Ltd.	410	408,118
Kansai Paint Co. Ltd.	53,000	499,764
Kao Corp.	121,900	3,206,969
Kawasaki Heavy Industries Ltd.	318,000	934,190
KDDI Corp.	212	1,342,898
Keikyu Corp.	106,000	970,334
Keio Corp.	136,059	1,002,822
Keisei Electric Railway Co. Ltd.	53,000	398,977
Keyence Corp.	10,625	2,646,148
Kintetsu Corp.	371,000	1,493,731
Kirin Holdings Co. Ltd.	212,000	2,596,826
Kobe Steel Ltd.	106,000	173,770
Koito Manufacturing Co. Ltd.	23,000	370,715
Komatsu Ltd.	222,600	6,273,671
Konami Corp.	21,200	558,846
Kubota Corp.	265,000	2,391,082
Kuraray Co. Ltd.	53,000	769,456
Kurita Water Industries Ltd.	26,500	719,410
Kyocera Corp.	37,100	3,162,623
Kyowa Hakko Kirin Co. Ltd.	53,000	652,682
Lawson Inc.	15,900	965,469
Mabuchi Motor Co. Ltd.	5,300	226,944
Makita Corp.	15,900	599,925
Mazda Motor Corp.[a]	212,000	350,321
McDonald’s Holdings Co. (Japan) Ltd.	15,900	431,437
Medipal Holdings Corp.	31,800	346,568
Meiji Holdings Co. Ltd.	5,300	231,810
Miraca Holdings Inc.	10,600	396,614
Mitsubishi Electric Corp.	477,000	4,278,925
Mitsubishi Estate Co. Ltd.	292,000	4,660,511
Mitsubishi Heavy Industries Ltd.	689,000	3,153,587
Mitsubishi Motors Corp.[a,b]	901,000	1,087,108
Mitsubishi Tanabe Pharma Corp.	53,066	747,448
Mitsui Fudosan Co. Ltd.	183,500	3,015,416
MS&AD Insurance Group Holdings Inc.	47,700	977,772
Murata Manufacturing Co. Ltd.	47,700	2,730,629
Nabtesco Corp.	21,200	450,413

Security	Shares	Value

Namco Bandai Holdings Inc.	47,700	$678,748
NEC Corp.[a]	594,000	1,184,105
NGK Insulators Ltd.	53,000	679,790
NHK Spring Co. Ltd.	21,269	203,903
Nidec Corp.	26,500	2,537,049
Nikon Corp.	79,500	1,945,534
Nintendo Co. Ltd.	23,100	3,132,511
Nippon Express Co. Ltd.	106,000	424,000
Nippon Meat Packers Inc.	53,000	672,839
Nishi-Nippon City Bank Ltd. (The)	53,000	155,003
Nisshin Seifun Group Inc.	53,000	640,866
Nissin Foods Holdings Co. Ltd.	15,900	605,555
Nitori Holdings Co. Ltd.	8,150	748,197
Nitto Denko Corp.	37,100	1,315,651
Nomura Research Institute Ltd.	21,700	493,764
NSK Ltd.	106,000	788,223
NTT Data Corp.	271	887,814
NTT Urban Development Corp.	265	193,928
Odakyu Electric Railway Co. Ltd.	159,000	1,578,531
Oji Paper Co. Ltd.	212,000	1,089,889
Olympus Corp.	53,000	893,180
Omron Corp.	47,700	961,507
Oracle Corp. Japan	10,600	370,896
Oriental Land Co. Ltd.	11,500	1,221,639
Otsuka Corp.	5,300	379,515
Otsuka Holdings Co. Ltd.	58,300	1,649,986
Panasonic Corp.	514,100	4,159,996
Rakuten Inc.[a]	1,696	1,710,458
Rinnai Corp.	5,300	367,698
Rohm Co. Ltd.	21,200	1,050,964
Sanrio Co. Ltd.	10,600	474,741
Santen Pharmaceutical Co. Ltd.	15,900	650,597
Secom Co. Ltd.	47,700	2,230,170
Seiko Epson Corp.	10,600	135,124
Seven & I Holdings Co. Ltd.	63,600	1,789,975
Seven Bank Ltd.	121,900	255,790
Sharp Corp.	212,000	1,823,895
Shikoku Electric Power Co. Inc.	42,400	1,228,349
Shimadzu Corp.	53,000	461,534
Shimamura Co. Ltd.	5,400	556,643
Shimano Inc.	15,900	785,095
Shimizu Corp.	53,000	242,584
Shin-Etsu Chemical Co. Ltd.	31,800	1,651,515

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

Shionogi & Co. Ltd.	68,600	$914,967
Shiseido Co. Ltd.	84,800	1,555,871
SMC Corp.	11,300	1,960,643
SoftBank Corp.	206,700	5,755,070
Sony Corp.	233,200	4,254,180
Sony Financial Holdings Inc.	40,549	673,778
Square Enix Holdings Co. Ltd.	10,600	213,390
Sumco Corp.[a]	10,600	90,778
Sumitomo Realty & Development Co. Ltd.	106,000	2,012,957
Sumitomo Rubber Industries Inc.	42,400	503,795
Suruga Bank Ltd.	53,000	471,266
Suzuki Motor Corp.	79,500	1,812,079
Sysmex Corp.	15,900	524,648
T&D Holdings Inc.	42,400	430,951
Taisho Pharmaceutical Holdings Co. Ltd.[a]	10,600	931,410
Taiyo Nippon Sanso Corp.	53,000	369,089
Terumo Corp.	37,100	1,778,367
THK Co. Ltd.	15,900	341,563
Tobu Railway Co. Ltd.	122,000	638,400
Toho Co. Ltd.	26,500	460,144
Toho Gas Co. Ltd.	106,000	686,741
Tokyo Electric Power Co. Inc. (The)[a]	121,900	334,126
Tokyo Electron Ltd.	15,900	904,997
Tokyu Corp.	265,000	1,303,279
Toppan Printing Co. Ltd.	106,000	848,000
Toray Industries Inc.	318,000	2,385,521
Toshiba Corp.	954,000	4,041,207
Tosoh Corp.	53,000	149,443
TOTO Ltd.	53,000	431,646
Toyo Seikan Kaisha Ltd.	31,800	470,849
Toyota Boshoku Corp.	15,900	171,616
Toyota Motor Corp.	630,700	23,242,846
Trend Micro Inc.[a]	26,500	841,744
Tsumura & Co.	15,900	473,559
Unicharm Corp.	26,500	1,391,902
Ushio Inc.	26,500	386,118
Yahoo! Japan Corp.	3,340	1,019,740
Yakult Honsha Co. Ltd.	21,200	649,485
Yamada Denki Co. Ltd.	19,080	1,216,115
Yamaha Corp.	10,600	97,590
Yamaha Motor Co. Ltd.	42,400	560,514
Yamato Holdings Co. Ltd.	90,100	1,490,047
Yamato Kogyo Co. Ltd.	10,600	333,222

Security	Shares	Value

Yamazaki Baking Co. Ltd.	53,000	$701,338
Yaskawa Electric Corp.	54,000	476,616
Yokogawa Electric Corp.[a]	47,700	471,057

		244,524,259
NETHERLANDS — 2.41%
ASML Holding NV	100,170	4,305,571
Fugro NV CVA	16,205	1,065,961
Heineken Holding NV	26,659	1,077,823
Heineken NV	60,261	2,786,205
Koninklijke Ahold NV	178,557	2,367,786
Randstad Holding NV	27,560	940,538
Royal Boskalis Westminster NV CVA	16,218	628,838
Royal Vopak NV	16,589	902,075
SBM Offshore NV	40,068	680,027
TNT Express NV	82,150	688,031
Unilever NV CVA	380,540	12,677,809

		28,120,664
NEW ZEALAND — 0.09%
Auckland International Airport Ltd.	184,599	374,517
Contact Energy Ltd.[a]	80,825	319,274
Fletcher Building Ltd.	31,800	171,343
Sky City Entertainment Group Ltd.	63,600	185,533

		1,050,667
NORWAY — 0.89%
Aker Solutions ASA	38,796	476,498
Norsk Hydro ASA	214,067	1,132,804
Orkla ASA	176,702	1,434,284
Seadrill Ltd.	38,849	1,445,705
Subsea 7 SAa	66,197	1,342,449
Telenor ASA	169,547	2,768,333
Yara International ASA	43,990	1,772,936

		10,373,009
PORTUGAL — 0.20%
CIMPOR-Cimentos de Portugal SGPS SA	45,474	306,568
EDP Renovaveis SAa	53,583	308,628
Galp Energia SGPS SA Class B	54,378	878,049
Jeronimo Martins SGPS SAa	50,933	851,091

		2,344,336
SINGAPORE — 1.85%
CapitaMalls Asia Ltd.	106,000	111,836
City Developments Ltd.[b]	106,000	832,233

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

COSCO Corp. (Singapore) Ltd.[b]	235,043	$220,847
Fraser and Neave Ltd.	159,000	859,665
Genting Singapore PLC[a]	1,431,000	1,857,332
Global Logistic Properties Ltd.[a]	212,000	335,932
Golden Agri-Resources Ltd.	636,600	372,577
Hutchison Port Holdings Trust	1,219,000	914,250
Jardine Cycle & Carriage Ltd.	28,000	1,145,328
Keppel Corp. Ltd.	352,200	3,042,855
Noble Group Ltd.	901,181	968,742
Olam International Ltd.[b]	318,000	658,359
Oversea-Chinese Banking Corp. Ltd.	265,000	1,814,707
SembCorp Marine Ltd.	212,000	838,985
Singapore Exchange Ltd.	212,000	1,097,265
Singapore Press Holdings Ltd.	108,000	319,051
Singapore Technologies Engineering Ltd.	371,000	871,481
Singapore Telecommunications Ltd.	1,219,000	3,009,038
StarHub Ltd.	106,000	238,866
Wilmar International Ltd.	424,000	1,806,267
Yangzijiang Shipbuilding (Holdings) Ltd.	265,000	233,169

		21,548,785
SPAIN — 1.79%
Abertis Infraestructuras SA	46,768	788,535
Acciona SA	3,710	297,999
Acerinox SAb	20,087	284,511
Amadeus IT Holding SA Class A	36,941	633,484
Bankia SAa	201,135	912,583
Distribuidora Internacional de Alimentacion SAa	136,740	632,047
Enagas SA	41,499	831,161
Ferrovial SA	71,179	833,933
Grifols SAa,b	32,436	592,322
Iberdrola SA	898,494	5,295,132
Industria de Diseno Textil SA	51,092	4,461,027
International Consolidated Airlines Group SAa	206,965	577,075
Red Electrica Corporacion SA	24,862	1,144,466
Repsol YPF SA	120,893	3,323,353
Zardoya Otis SA	18,497	263,927

		20,871,555
SWEDEN — 3.73%
Alfa Laval AB	65,826	1,346,603

Security	Shares	Value

Assa Abloy AB Class B	74,200	$2,011,531
Atlas Copco AB Class A	144,637	3,434,635
Atlas Copco AB Class B	93,068	1,965,398
Getinge AB Class B	47,117	1,276,630
Hennes & Mauritz AB Class B	238,447	7,798,359
Hexagon AB Class B	58,989	1,015,289
Holmen AB Class B	12,296	355,550
Industrivarden AB Class C	24,751	351,124
Kinnevik Investment AB Class B	24,645	515,021
Lundin Petroleum ABa	52,629	1,184,064
Millicom International Cellular SA SDR	17,967	1,774,431
Modern Times Group MTG AB Class B	11,289	564,500
Ratos AB Class B	28,832	363,501
Sandvik AB	236,221	3,486,388
Scania AB Class B	74,253	1,278,006
SKF AB Class B	90,895	2,142,428
SSAB AB Class A	17,914	187,311
Swedbank AB Class A	190,853	2,738,323
Swedish Match AB	50,403	1,753,528
Tele2 AB Class B	74,465	1,419,443
Telefonaktiebolaget LM Ericsson Class B	244,966	2,275,399
Volvo AB Class B	325,473	4,203,799

		43,441,261
SWITZERLAND — 10.71%
ABB Ltd. Registered[a]	509,860	10,656,274
Actelion Ltd. Registered[a]	25,493	977,195
Adecco SA Registered[a]	29,806	1,414,132
Aryzta AGa	19,716	911,190
Barry Callebaut AG Registered[a]	424	399,287
Compagnie Financiere Richemont SA Class A Bearer	121,688	6,894,242
GAM Holding AGa	31,058	396,837
Geberit AG Registered[a]	6,201	1,281,873
Givaudan SA Registered[a]	1,908	1,783,304
Julius Baer Group Ltd.[a]	48,071	1,955,041
Kuehne & Nagel International AG Registered	12,773	1,607,042
Lindt & Spruengli AG Participation Certificates	212	613,223
Lindt & Spruengli AG Registered	24	822,097
Lonza Group AG Registered[a]	11,644	629,176
Nestle SA Registered	495,974	28,450,009

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

Pargesa Holding SA Bearer	2,968	$208,334
Partners Group Holding AG	3,127	547,463
Roche Holding AG Genusschein	162,604	27,548,612
Schindler Holding AG Participation Certificates	11,240	1,306,607
Schindler Holding AG Registered	4,982	580,764
SGS SA Registered	1,272	2,285,063
Sika AG Bearer	477	985,537
Sonova Holding AG Registered[a]	11,397	1,165,602
Straumann Holding AG Registered	1,802	324,501
Sulzer AG Registered	5,565	697,138
Swatch Group AG (The) Bearer	7,208	3,039,650
Swatch Group AG (The) Registered	10,229	750,824
Swiss Re AGa	40,757	2,212,915
Syngenta AG Registered[a]	22,101	6,690,864
Synthes Inc.[c]	15,264	2,602,648
Transocean Ltd.	80,560	3,823,008
UBS AG Registered[a]	833,054	11,350,768

		124,911,220
UNITED KINGDOM — 23.48%
3i Group PLC	79,023	230,201
Admiral Group PLC	46,746	694,153
Aggreko PLC	61,614	2,036,969
AMEC PLC	77,751	1,231,858
Anglo American PLC	307,824	12,746,396
Antofagasta PLC	92,803	1,893,571
ARM Holdings PLC	311,587	2,996,913
Associated British Foods PLC	82,521	1,501,464
Babcock International Group PLC	81,918	943,030
BG Group PLC	781,909	17,582,967
BHP Billiton PLC	484,208	16,221,949
British American Tobacco PLC	456,330	21,005,670
British Sky Broadcasting Group PLC	265,530	2,891,238
BT Group PLC	1,808,148	5,806,567
Bunzl PLC	76,484	1,039,190
Burberry Group PLC	102,184	2,163,996
Cairn Energy PLC[a]	224,879	1,000,025
Capita PLC	141,934	1,377,472
Carnival PLC	42,400	1,264,587
Centrica PLC	401,422	1,858,585
Cobham PLC	265,265	766,460
Compass Group PLC	447,373	4,158,207

Security	Shares	Value

Diageo PLC	582,152	$12,879,693
Essar Energy PLC[a]	71,974	146,744
Eurasian Natural Resources Corp.	61,003	664,716
Experian PLC	231,822	3,144,283
Fresnillo PLC	43,407	1,189,133
G4S PLC	324,148	1,378,552
GKN PLC	357,273	1,181,714
GlaxoSmithKline PLC	767,175	17,070,044
Glencore International PLC	193,238	1,253,911
ICAP PLC	130,017	689,383
Imperial Tobacco Group PLC	235,797	8,446,664
Inmarsat PLC	106,689	674,116
InterContinental Hotels Group PLC	67,575	1,377,748
International Power PLC	355,471	1,881,431
Intertek Group PLC	36,199	1,206,456
Invensys PLC	185,682	592,478
ITV PLC	851,074	1,005,936
Johnson Matthey PLC	50,032	1,619,327
Kazakhmys PLC	49,238	882,673
Kingfisher PLC	554,963	2,239,318
Lloyds Banking Group PLC[a]	9,635,453	4,655,844
London Stock Exchange Group PLC	34,556	474,421
Lonmin PLC	36,888	600,739
Man Group PLC	217,671	397,425
Meggitt PLC	180,783	1,035,584
Next PLC	41,923	1,732,642
Pearson PLC	189,475	3,507,285
Petrofac Ltd.	60,155	1,381,198
Randgold Resources Ltd.	21,412	2,420,999
Reckitt Benckiser Group PLC	141,828	7,555,888
Reed Elsevier PLC	148,681	1,231,788
Resolution Ltd.	165,784	714,472
Rio Tinto PLC	207,495	12,459,006
Rolls-Royce Holdings PLC[a]	434,388	5,041,753
Royal Bank of Scotland Group PLC[a]	4,193,837	1,761,735
SABMiller PLC	217,883	8,279,439
Sage Group PLC (The)	302,524	1,399,255
Schroders PLC	25,811	590,601
Serco Group PLC	113,262	907,965
Severn Trent PLC	45,898	1,104,548
Shire PLC	126,564	4,206,197
Smith & Nephew PLC	207,283	2,011,685
Smiths Group PLC	90,842	1,376,192

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

SSE PLC	108,332	$2,090,761
Standard Chartered PLC	555,122	13,438,008
Tate & Lyle PLC	108,703	1,135,588
Tesco PLC	1,847,686	9,318,715
Tullow Oil PLC	211,470	4,638,576
Unilever PLC	298,390	9,634,096
Vedanta Resources PLC	27,931	526,715
Weir Group PLC (The)	48,972	1,510,830
Whitbread PLC	41,340	1,072,490
Wm Morrison Supermarkets PLC	513,570	2,317,858
Wolseley PLC	65,932	2,285,848

		273,751,934

TOTAL COMMON STOCKS
(Cost: $1,089,865,945)		1,155,227,023

PREFERRED STOCKS — 0.62%

GERMANY — 0.62%
Henkel AG & Co. KGaA	41,552	2,564,660
Porsche Automobil Holding SE	12,985	796,697
Volkswagen AG	21,942	3,887,680

		7,249,037

TOTAL PREFERRED STOCKS
(Cost: $6,369,220)		7,249,037

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	7,507,499	7,507,499
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	575,704	575,704
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	46,555	46,555

		8,129,758

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,129,758)		8,129,758

Value

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $1,104,364,923)	$1,170,605,818
Other Assets, Less Liabilities — (0.39)%	(4,503,785)

NET ASSETS — 100.00%	$1,166,102,033

FDR — Fiduciary Depositary Receipts

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.17%

AUSTRALIA — 9.00%
AGL Energy Ltd.	118,996	$1,845,095
Amcor Ltd.	312,116	2,335,177
AMP Ltd.	712,414	3,232,894
ASX Ltd.	44,943	1,432,418
Australia and New Zealand Banking Group Ltd.	667,400	15,185,672
Bendigo and Adelaide Bank Ltd.	94,856	835,700
BGP Holdings PLC[a,b]	2,256,851	295
Boral Ltd.	188,789	810,567
Caltex Australia Ltd.	35,216	476,431
CFS Retail Property Trust	457,950	834,667
Commonwealth Bank of Australia	395,754	21,306,968
Dexus Property Group	1,258,546	1,190,393
Echo Entertainment Group Ltd.[a]	173,808	666,819
Fairfax Media Ltd.[c]	570,982	449,040
Goodman Group	1,816,535	1,235,535
GPT Group	448,365	1,472,385
Harvey Norman Holdings Ltd.	130,782	286,316
Leighton Holdings Ltd.	26,270	654,129
Lend Lease Group	140,296	1,095,882
Macquarie Group Ltd.	89,176	2,416,681
Metcash Ltd.	194,398	834,650
Mirvac Group	870,105	1,142,010
National Australia Bank Ltd.	559,480	14,180,910
OneSteel Ltd.	343,995	270,530
OZ Minerals Ltd.	82,928	961,517
Qantas Airways Ltd.[a]	274,131	458,849
QBE Insurance Group Ltd.	281,373	3,426,874
Sims Metal Management Ltd.	21,229	339,545
Sonic Healthcare Ltd.	93,933	1,121,061
SP AusNet	339,380	348,052
Stockland Corp. Ltd.	615,570	2,198,102
Suncorp Group Ltd.	213,923	1,911,986
Sydney Airport	95,200	270,134
Tabcorp Holdings Ltd.	166,424	514,683
Tatts Group Ltd.	329,724	890,052
Telstra Corp. Ltd.	1,116,617	3,951,660
Toll Holdings Ltd.	170,897	906,288
Westfield Group	564,663	5,100,813
Westfield Retail Trust	268,522	721,991

Security	Shares	Value

Westpac Banking Corp.	770,066	$17,308,900

		114,621,671
AUSTRIA — 0.44%
Erste Group Bank AG	31,737	697,546
IMMOFINANZ AGa	239,980	772,484
IMMOFINANZ AG Escrow[a,b]	269,008	35
OMV AG	41,677	1,367,478
Raiffeisen International Bank Holding AG	11,715	398,724
Telekom Austria AG	84,561	986,288
Vienna Insurance Group AG	9,798	423,260
voestalpine AG	28,329	929,512

		5,575,327
BELGIUM — 0.63%
Ageas	363,307	755,708
Bekaert NV	5,041	205,160
Belgacom SA	37,488	1,171,143
Delhaize Group SA	25,205	1,373,730
Groupe Bruxelles Lambert SA	20,164	1,462,320
KBC Groep NV	41,464	786,766
Mobistar SA	7,242	362,473
Solvay SA	14,839	1,464,450
UCB SA	9,372	381,425

		7,963,175
DENMARK — 0.27%
A.P. Moeller-Maersk A/S Class A	142	999,650
A.P. Moeller-Maersk A/S Class B	334	2,463,030

		3,462,680
FINLAND — 1.07%
Elisa OYJ	36,920	777,148
Kesko OYJ Class B	17,253	609,344
Metso OYJ	21,797	950,161
Nokia OYJ	958,713	4,791,601
Orion OYJ Class B	24,353	473,089
Pohjola Bank PLC Class A	15,833	169,022
Sampo OYJ Class A	107,139	2,824,640
Sanoma OYJ	19,525	263,771
Stora Enso OYJ Class R	146,118	1,040,540
UPM-Kymmene OYJ	133,835	1,716,927

		13,616,243
FRANCE — 10.56%
ArcelorMittal	221,165	4,454,203
Arkema SA	6,887	556,973

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

AXA	444,034	$6,745,552
BNP Paribas SA	246,086	10,427,632
Bouygues SAc	48,919	1,521,208
Cap Gemini SA	19,241	702,981
Carrefour SA	147,041	3,358,845
CNP Assurances SA	36,565	493,253
Compagnie Generale des Etablissements Michelin Class B	45,511	3,115,833
Credit Agricole SA	258,227	1,592,469
Eiffage SA	6,106	187,477
Electricite de France	62,906	1,450,955
Eurazeo	8,094	352,722
Fonciere des Regions	7,100	469,639
France Telecom SA	472,008	7,084,016
GDF Suez	315,311	8,564,723
Gecina SA	5,396	515,574
Klepierre	27,122	814,995
Lafarge SA	51,475	2,098,654
Lagardere SCA	29,891	850,269
Natixis	233,448	718,148
Neopost SA	8,662	612,305
PPR SA	19,454	3,063,590
PSA Peugeot Citroen SA	37,417	690,383
Renault SA	48,351	2,061,164
Sanofi	291,952	21,581,685
SCOR SE	44,020	1,108,405
Societe Generale	168,838	4,501,018
Societe Television Francaise 1	15,123	166,491
STMicroelectronics NV	168,483	1,120,407
Suez Environnement SA	45,085	577,555
Thales SA	25,347	867,835
Total SA	540,736	28,600,689
Veolia Environnement	91,590	1,041,655
Vinci SA	115,020	5,339,102
Vivendi SA	318,577	6,672,529
Wendel	5,254	391,413

		134,472,347
GERMANY — 7.90%
Allianz SE Registered	115,588	12,719,154
Axel Springer AG	10,153	476,408
Bayer AG Registered	210,515	14,754,263
Celesio AG	21,229	409,483
Commerzbank AGa	910,504	2,179,976

Security	Shares	Value

Daimler AG Registered	229,685	$12,701,764
Deutsche Bank AG Registered	236,785	10,038,162
Deutsche Boerse AGa	50,268	2,961,149
Deutsche Lufthansa AG Registered	58,149	804,207
Deutsche Post AG Registered	214,633	3,568,258
Deutsche Telekom AG Registered	715,964	8,058,324
E.ON AG	458,376	9,807,603
Fraport AG	3,124	187,216
Hannover Rueckversicherung AG Registered	14,981	797,868
HeidelbergCement AG	18,105	890,540
Merck KGaA	16,472	1,719,838
Muenchener Rueckversicherungs-Gesellschaft AG Registered	45,582	5,943,042
RWE AGc	124,994	4,784,347
Siemens AG Registered	73,556	6,946,249
Volkswagen AG	3,479	562,442
Wacker Chemie AGc	2,627	240,962

		100,551,255
GREECE — 0.13%
Hellenic Telecommunications Organization SA	24,578	91,052
Hellenic Telecommunications Organization SA SP ADR	74,656	143,340
National Bank of Greece SAa	19	68
National Bank of Greece SA SP ADR[a,c]	225,074	821,520
OPAP SA	52,960	543,526

		1,599,506
HONG KONG — 2.88%
BOC Hong Kong (Holdings) Ltd.	958,500	2,533,916
Cathay Pacific Airways Ltd.	284,000	562,543
Cheung Kong (Holdings) Ltd.	355,000	4,779,418
CLP Holdings Ltd.	497,000	4,069,830
First Pacific Co. Ltd.	142,000	162,244
Foxconn International Holdings Ltd.[a]	284,000	195,572
Hang Lung Group Ltd.[c]	213,000	1,352,795
Hang Seng Bank Ltd.[c]	198,800	2,566,236
Henderson Land Development Co. Ltd.	213,000	1,156,399
HKT Trust and HKT Ltd.[a]	22,826	14,630
Hopewell Holdings Ltd.	177,500	463,521
Hutchison Whampoa Ltd.	568,000	5,402,025
Hysan Development Co. Ltd.	142,000	558,514

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

Kerry Properties Ltd.	177,500	$680,976
New World Development Co. Ltd.	923,000	1,011,735
NWS Holdings Ltd.	317,000	513,446
Orient Overseas International Ltd.	71,000	370,817
PCCW Ltd.	1,050,000	331,743
Power Assets Holdings Ltd.	355,000	2,561,384
Sino Land Co. Ltd.	778,000	1,296,249
Sun Hung Kai Properties Ltd.	142,000	1,966,703
Swire Pacific Ltd. Class A	71,000	789,703
Wharf (Holdings) Ltd. (The)	355,625	2,022,447
Wheelock and Co. Ltd.	213,000	679,831
Yue Yuen Industrial (Holdings) Ltd.	213,000	652,363

		36,695,040
IRELAND — 0.28%
CRH PLC	182,115	3,609,339
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	32

		3,609,371
ISRAEL — 0.69%
Bank Hapoalim Ltd.	269,374	939,727
Bank Leumi le-Israel	296,709	969,254
Bezeq The Israel Telecommunication Corp. Ltd.	448,223	777,632
Cellcom Israel Ltd.	14,271	207,572
Israel Discount Bank Ltd. Class Aa	195,329	281,443
Mizrahi Tefahot Bank Ltd.	12,141	106,325
Partner Communications Co. Ltd.	22,223	184,102
Teva Pharmaceutical Industries Ltd.	119,351	5,379,218

		8,845,273
ITALY — 3.01%
A2A SpA	265,129	252,491
Banca Carige SpA[c]	110,192	217,957
Banca Monte dei Paschi di Siena SpA	1,222,265	464,162
Banco Popolare SpA	448,507	676,947
Enel SpA	1,674,748	6,853,218
Eni SpA	612,588	13,552,246
Exor SpA	9,798	226,380
Fiat SpA	95,140	571,154
Finmeccanica SpA	100,749	453,686
Intesa Sanpaolo SpA	2,575,738	4,922,782
Mediaset SpA	177,642	525,080
Mediobanca SpA	42,174	248,104
Snam Rete Gas SpA	405,481	1,829,119

Security	Shares	Value

Telecom Italia SpA	2,412,935	$2,455,852
Terna SpA	303,170	1,112,015
UniCredit SpA	669,372	3,320,954
Unione di Banche Italiane ScpA	131,777	605,829

		38,287,976
JAPAN — 21.80%
AEON Co. Ltd.	156,200	2,058,767
AEON Credit Service Co. Ltd.	21,300	325,995
Air Water Inc.	71,000	934,872
Alfresa Holdings Corp.	7,100	311,003
Amada Co. Ltd.	71,000	490,715
Aozora Bank Ltd.	142,000	394,807
Asahi Glass Co. Ltd.	243,000	1,979,056
Asahi Kasei Corp.	213,000	1,346,439
Astellas Pharma Inc.	113,600	4,663,187
Bank of Kyoto Ltd. (The)	71,000	611,764
Bank of Yokohama Ltd. (The)	284,000	1,314,780
Brother Industries Ltd.	63,900	860,660
Chiba Bank Ltd. (The)	213,000	1,318,505
Chubu Electric Power Co. Inc.	177,500	3,263,672
Chugoku Electric Power Co. Inc. (The)	78,100	1,427,822
Citizen Holdings Co. Ltd.	71,000	431,121
Coca-Cola West Co. Ltd.	14,200	243,961
Cosmo Oil Co. Ltd.	142,000	413,429
Credit Saison Co. Ltd.	35,500	722,105
Dai Nippon Printing Co. Ltd.	142,000	1,527,082
Daicel Corp.	71,000	445,088
Daido Steel Co. Ltd.	71,000	464,643
Daiichi Sankyo Co. Ltd.	177,500	3,377,738
Daiwa House Industry Co. Ltd.	71,000	896,695
Daiwa Securities Group Inc.	426,000	1,530,807
Denki Kagaku Kogyo K.K.	142,000	560,551
Denso Corp.	127,800	3,796,288
Eisai Co. Ltd.	63,900	2,643,993
Electric Power Development Co. Ltd.	28,420	754,388
Elpida Memory Inc.[a,c]	63,900	270,685
Fuji Electric Holdings Co. Ltd.	142,000	374,321
Fuji Heavy Industries Ltd.	142,000	964,669
FUJIFILM Holdings Corp.	120,700	2,860,392
Fujitsu Ltd.	497,000	2,652,839
Fukuoka Financial Group Inc.	213,000	907,869
Furukawa Electric Co. Ltd.	71,000	189,023
Gunma Bank Ltd. (The)	71,000	386,426

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

Hachijuni Bank Ltd. (The)	71,000	$416,223
Hirose Electric Co. Ltd.	2,700	259,200
Hiroshima Bank Ltd. (The)	71,000	333,351
Hitachi Chemical Co. Ltd.	28,400	499,840
Hitachi High-Technologies Corp.	21,300	466,226
Hitachi Ltd.	1,136,000	6,346,702
Hokkaido Electric Power Co. Inc.	49,700	707,858
Hokuhoku Financial Group Inc.	355,000	707,672
Honda Motor Co. Ltd.	411,800	14,398,148
IBIDEN Co. Ltd.	28,400	579,174
Idemitsu Kosan Co. Ltd.	7,100	768,197
INPEX Corp.	355	2,420,984
Isetan Mitsukoshi Holdings Ltd.	99,400	1,119,798
Isuzu Motors Ltd.	284,000	1,437,692
ITOCHU Corp.	255,600	2,778,917
J. Front Retailing Co. Ltd.	142,000	698,361
Japan Petroleum Exploration Co. Ltd.	7,100	313,797
Japan Prime Realty Investment Corp.	142	338,751
Japan Real Estate Investment Corp.	142	1,242,151
Japan Retail Fund Investment Corp.	284	411,567
JFE Holdings Inc.	78,100	1,392,997
Joyo Bank Ltd. (The)	142,000	627,593
JSR Corp.	42,600	870,437
JTEKT Corp.	63,900	683,835
JX Holdings Inc.	575,100	3,469,456
Kajima Corp.	213,000	720,708
Kamigumi Co. Ltd.	71,000	624,800
Kaneka Corp.	71,000	396,669
Kansai Electric Power Co. Inc. (The)	191,700	3,084,799
Kawasaki Kisen Kaisha Ltd.	213,000	402,256
KDDI Corp.	497	3,148,210
Kinden Corp.	22,000	192,734
Kobe Steel Ltd.	284,000	465,574
Konica Minolta Holdings Inc.	106,500	775,180
Kuraray Co. Ltd.	28,400	412,312
Kyowa Hakko Kirin Co. Ltd.	32,000	394,072
Kyushu Electric Power Co. Inc.	106,500	1,529,410
Marubeni Corp.	426,000	2,938,702
Marui Group Co. Ltd.	56,800	456,635
Maruichi Steel Tube Ltd.	14,200	331,675
Mazda Motor Corp.[a]	213,000	351,974
Meiji Holdings Co. Ltd.	14,200	621,075
Mitsubishi Chemical Holdings Corp.	355,000	1,992,656

Security	Shares	Value

Mitsubishi Corp.	362,100	$8,258,254
Mitsubishi Gas Chemical Co. Inc.	71,000	400,393
Mitsubishi Materials Corp.	284,000	886,452
Mitsubishi UFJ Financial Group Inc.	3,266,000	14,948,643
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,910	623,776
Mitsui & Co. Ltd.	440,200	7,470,410
Mitsui Chemicals Inc.	213,000	673,220
Mitsui O.S.K. Lines Ltd.	284,000	1,072,682
Mizuho Financial Group Inc.	5,878,800	8,866,387
MS&AD Insurance Group Holdings Inc.	99,408	2,037,701
NGK Spark Plug Co. Ltd.	71,000	876,210
NHK Spring Co. Ltd.	14,200	136,134
Nippon Building Fund Inc.	142	1,273,810
Nippon Electric Glass Co. Ltd.	71,000	618,282
Nippon Express Co. Ltd.	142,000	568,000
Nippon Paper Group Inc.	28,400	607,853
Nippon Sheet Glass Co. Ltd.	213,000	430,190
Nippon Steel Corp.	1,278,000	3,134,243
Nippon Telegraph and Telephone Corp.	120,700	6,031,043
Nippon Yusen K.K.	426,000	1,078,269
Nishi-Nippon City Bank Ltd. (The)	142,000	415,292
Nissan Motor Co. Ltd.	639,000	6,025,456
Nisshin Steel Co. Ltd.	213,000	329,626
NKSJ Holdings Inc.	95,900	2,085,275
NOK Corp.	28,400	530,382
Nomura Holdings Inc.	951,400	3,481,188
Nomura Real Estate Holdings Inc.	28,400	440,619
Nomura Real Estate Office Fund Inc.	71	379,443
NTN Corp.	142,000	584,761
NTT DoCoMo Inc.	3,976	7,060,333
Obayashi Corp.	142,000	685,325
Ono Pharmaceutical Co. Ltd.	21,300	1,201,180
ORIX Corp.	26,980	2,522,851
Osaka Gas Co. Ltd.	497,000	1,994,518
Resona Holdings Inc.	482,800	2,146,481
Ricoh Co. Ltd.	142,000	1,197,456
Sankyo Co. Ltd.	14,200	693,705
SBI Holdings Inc.	6,816	514,887
Sega Sammy Holdings Inc.	56,800	1,229,115
Seiko Epson Corp.	21,300	271,523
Sekisui Chemical Co. Ltd.	142,000	1,244,013
Sekisui House Ltd.	142,000	1,333,403

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

Seven & I Holdings Co. Ltd.	127,800	$3,596,837
Shimizu Corp.	71,000	324,970
Shin-Etsu Chemical Co. Ltd.	63,900	3,318,610
Shinsei Bank Ltd.	355,000	400,393
Shizuoka Bank Ltd. (The)	142,000	1,456,315
Showa Denko K.K.	355,000	772,852
Showa Shell Sekiyu K.K.	49,700	340,893
Sojitz Corp.	348,500	598,734
Square Enix Holdings Co. Ltd.	7,100	142,931
Stanley Electric Co. Ltd.	35,500	545,187
Sumco Corp.[a]	21,300	182,412
Sumitomo Chemical Co. Ltd.	426,000	1,715,174
Sumitomo Corp.	291,100	4,180,387
Sumitomo Electric Industries Ltd.	198,800	2,393,422
Sumitomo Heavy Industries Ltd.	142,000	908,800
Sumitomo Metal Industries Ltd.	852,000	1,519,633
Sumitomo Metal Mining Co. Ltd.	71,000	1,023,331
Sumitomo Mitsui Financial Group Inc.	340,800	10,838,557
Sumitomo Mitsui Trust Holdings Inc.	781,050	2,437,900
Suzuken Co. Ltd.	21,300	620,982
T&D Holdings Inc.	78,100	793,803
Taisei Corp.	284,000	785,888
Takashimaya Co. Ltd.	71,000	552,170
Takeda Pharmaceutical Co. Ltd.	198,800	8,629,875
TDK Corp.	28,400	1,353,888
Teijin Ltd.	213,000	689,980
THK Co. Ltd.	14,200	305,044
Tobu Railway Co. Ltd.	142,000	743,056
Tohoku Electric Power Co. Inc.	113,600	1,071,192
Tokio Marine Holdings Inc.	184,600	4,621,658
Tokyo Electric Power Co. Inc. (The)[a]	241,400	661,673
Tokyo Electron Ltd.	28,400	1,616,472
Tokyo Gas Co. Ltd.	639,000	2,949,875
Tokyu Land Corp.	142,000	590,347
TonenGeneral Sekiyu K.K.	71,000	676,944
Toppan Printing Co. Ltd.	71,000	568,000
Tosoh Corp.	71,000	200,197
Toyoda Gosei Co. Ltd.	14,200	230,552
Toyota Industries Corp.	49,700	1,424,842
Toyota Tsusho Corp.	56,800	1,076,407
Ube Industries Ltd.	284,000	815,685
USS Co. Ltd.	5,680	542,300
West Japan Railway Co.	43,900	1,859,633

Security	Shares	Value

Yamaguchi Financial Group Inc.	71,000	$679,738
Yamaha Corp.	28,400	261,466
Yamaha Motor Co. Ltd.	21,300	281,579

		277,503,893
NETHERLANDS — 2.47%
AEGON NVa	443,963	2,153,233
Akzo Nobel NV	59,001	3,071,645
Corio NV	15,904	740,432
Delta Lloyd NV	25,063	458,994
ING Groep NV CVA[a]	975,966	8,889,457
Koninklijke Ahold NV	105,506	1,399,081
Koninklijke DSM NV	39,334	2,019,701
Koninklijke KPN NV	372,750	4,089,006
Koninklijke Philips Electronics NV	257,304	5,203,926
Reed Elsevier NV	175,512	2,089,842
Wolters Kluwer NV	74,834	1,357,745

		31,473,062
NEW ZEALAND — 0.12%
Fletcher Building Ltd.	110,405	594,876
Telecom Corp. of New Zealand Ltd.	503,603	871,892

		1,466,768
NORWAY — 0.93%
DNB ASA	247,151	2,611,537
Gjensidige Forsikring ASA	49,203	569,882
Seadrill Ltd.	41,464	1,543,018
Statoil ASA	284,284	7,138,522

		11,862,959
PORTUGAL — 0.20%
Banco Espirito Santo SA Registered[c]	168,767	279,028
Energias de Portugal SA	486,918	1,422,039
Portugal Telecom SGPS SA Registered[c]	171,749	854,346

		2,555,413
SINGAPORE — 1.78%
Ascendas Real Estate Investment Trust	426,546	633,442
CapitaLand Ltd.	639,000	1,338,193
CapitaMall Trust Management Ltd.	568,800	774,494
CapitaMalls Asia Ltd.[c]	213,000	224,728
ComfortDelGro Corp. Ltd.	497,000	587,686
DBS Group Holdings Ltd.	448,000	4,833,698
Fraser and Neave Ltd.	71,000	383,876
Global Logistic Properties Ltd.[a]	213,000	337,516
Golden Agri-Resources Ltd.	1,136,000	664,857

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

Keppel Land Ltd.[c]	213,000	$483,378
Neptune Orient Lines Ltd.[c]	213,000	220,488
Oversea-Chinese Banking Corp. Ltd.[c]	284,000	1,944,818
SembCorp Industries Ltd.	284,000	1,080,957
Singapore Airlines Ltd.	142,000	1,255,086
Singapore Press Holdings Ltd.[c]	272,000	803,535
Singapore Telecommunications Ltd.	710,000	1,752,598
StarHub Ltd.	71,000	159,995
United Overseas Bank Ltd.	322,000	4,445,977
UOL Group Ltd.	142,000	520,126
Yangzijiang Shipbuilding (Holdings) Ltd.	284,000	249,887

		22,695,335
SPAIN — 4.46%
Abertis Infraestructuras SA	47,983	809,020
Acciona SA	2,343	188,197
Actividades de Construcciones y Servicios SA	35,642	1,100,175
Amadeus IT Holding SA Class A	41,038	703,742
Banco Bilbao Vizcaya Argentaria SA	1,166,886	10,194,613
Banco de Sabadell SAc	370,123	1,365,832
Banco Popular Espanol SAc	249,315	1,073,743
Banco Santander SA	2,150,874	16,752,824
Bankinter SAc	53,605	359,279
CaixaBank	197,167	991,625
Fomento de Construcciones y Contratas SAc	12,638	297,209
Gas Natural SDG SA	88,395	1,446,418
Indra Sistemas SAc	25,986	342,381
Mapfre SA	196,670	653,925
Repsol YPF SA	70,929	1,949,841
Telefonica SA	1,046,611	18,262,976
Zardoya Otis SA	18,957	270,491

		56,762,291
SWEDEN — 2.45%
Boliden AB	71,568	1,222,334
Electrolux AB Class B	60,989	1,115,991
Husqvarna AB Class B	110,902	585,178
Investor AB Class B	116,298	2,351,784
Kinnevik Investment AB Class B	26,767	559,366
Nordea Bank AB	668,678	5,592,448
Ratos AB Class B	18,105	228,260
Securitas AB Class B	78,881	739,647

Security	Shares	Value

Skandinaviska Enskilda Banken AB Class A	362,455	$2,276,588
Skanska AB Class B	105,009	1,832,036
SSAB AB Class A	20,519	214,549
Svenska Cellulosa AB Class B	149,384	2,492,146
Svenska Handelsbanken AB Class A	123,256	3,692,576
Telefonaktiebolaget LM Ericsson Class B	501,615	4,659,316
TeliaSonera AB	554,155	3,682,485

		31,244,704
SWITZERLAND — 6.03%
Baloise Holding AG Registered	11,431	877,587
Credit Suisse Group AG Registered[a]	290,816	7,551,855
GAM Holding AGa	17,750	226,797
Geberit AG Registered[a]	3,692	763,211
Holcim Ltd. Registered[a]	63,190	3,604,084
Nestle SA Registered	294,224	16,877,247
Novartis AG Registered	594,057	32,170,551
Pargesa Holding SA Bearer	4,473	313,976
Swiss Life Holding AG Registered[a]	7,810	776,244
Swiss Re AGa	43,949	2,386,226
Swisscom AG Registered	5,893	2,328,107
Zurich Financial Services AG Registered[a]	37,062	8,906,809

		76,782,694
UNITED KINGDOM — 22.07%
3i Group PLC	161,596	470,743
AstraZeneca PLC	341,226	16,447,630
Aviva PLC	722,070	3,981,285
BAE Systems PLC	851,503	4,135,956
Balfour Beatty PLC	174,660	755,205
Barclays PLC	2,948,133	9,888,474
BP PLC	4,823,172	35,837,393
British Land Co. PLC	215,130	1,658,729
Cairn Energy PLC[a]	128,510	571,477
Capital Shopping Centres Group PLC	139,941	713,736
Centrica PLC	852,781	3,948,378
GlaxoSmithKline PLC	450,566	10,025,329
Hammerson PLC	180,624	1,074,863
HSBC Holdings PLC	4,546,272	38,002,002
Investec PLC	127,019	753,062
J Sainsbury PLC	306,436	1,394,621
Land Securities Group PLC	198,942	2,117,530

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

Legal & General Group PLC	1,499,449	$2,730,603
Man Group PLC	245,802	448,787
Marks & Spencer Group PLC	398,949	2,057,408
National Grid PLC	899,286	8,968,834
Old Mutual PLC	1,425,680	3,284,702
Prudential PLC	648,514	7,168,835
Reed Elsevier PLC	154,993	1,284,081
Resolution Ltd.	179,701	774,450
Rexam PLC	219,816	1,297,335
Rio Tinto PLC	126,309	7,584,205
Royal Dutch Shell PLC Class A	914,409	32,330,062
Royal Dutch Shell PLC Class B	690,404	25,150,943
RSA Insurance Group PLC	865,206	1,447,260
SEGRO PLC	185,807	644,482
SSE PLC	117,789	2,273,277
Standard Life PLC	588,874	2,023,957
TUI Travel PLC	124,463	375,730
United Utilities Group PLC	168,696	1,602,590
Vodafone Group PLC	12,936,768	34,868,619
WPP PLC	325,109	3,824,703
Xstrata PLC	534,346	9,060,456

		280,977,732

TOTAL COMMON STOCKS
(Cost: $1,355,341,936)		1,262,624,715

PREFERRED STOCKS — 0.55%
GERMANY — 0.42%
Bayerische Motoren Werke AG	12,354	703,967
Porsche Automobil Holding SE	25,276	1,550,813
ProSiebenSat.1 Media AG	19,738	463,534
RWE AG NVS	9,159	326,596
Volkswagen AG	13,064	2,314,678

		5,359,588
ITALY — 0.13%
Intesa Sanpaolo SpA RNC	228,904	342,496
Telecom Italia SpA RNC	1,495,757	1,252,154

		1,594,650

TOTAL PREFERRED STOCKS
(Cost: $8,135,928)		6,954,238

Security	Shares	Value

RIGHTS — 0.03%

SPAIN — 0.03%
Banco Santander SAa	2,150,874	$360,397

		360,397

TOTAL RIGHTS
(Cost: $324,358)		360,397

SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	10,139,823	10,139,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	777,561	777,561
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	28,047	28,047

		10,945,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,945,431)		10,945,431

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $1,374,747,653)		1,280,884,781
Other Assets, Less Liabilities — (0.61)%		(7,764,450)

NET ASSETS — 100.00%		$1,273,120,331

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.57%

AUSTRALIA — 9.94%
Abacus Property Group	188,022	$365,671
Acrux Ltd.[a]	191,542	696,180
Adelaide Brighton Ltd.	803,531	2,536,239
Aditya Birla Minerals Ltd.	453,257	428,712
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	18
Alesco Corp. Ltd.	143,030	193,047
Alkane Resources Ltd.[a]	155,919	156,589
Ampella Mining Ltd.[a]	135,417	201,480
Ansell Ltd.	203,881	3,221,951
APA Group	955,681	4,875,120
APN News & Media Ltd.	909,377	705,502
Aquarius Platinum Ltd.[c]	441,442	1,243,228
Aquila Resources Ltd.[a,c]	140,522	899,025
Arafura Resources Ltd.[a,c]	589,384	313,184
ARB Corp. Ltd.	15,037	131,360
Ardent Leisure Group	327,029	366,665
Aristocrat Leisure Ltd.	189,573	499,642
Aspen Group Ltd.	1,089,731	526,941
Aston Resources Ltd.[a,c]	69,994	713,363
Astro Japan Property Trust	107,777	234,807
Atlas Iron Ltd.	585,546	1,929,096
Aurora Oil and Gas Ltd.[a,c]	215,172	672,302
Ausdrill Ltd.	162,722	615,641
Ausenco Ltd.	53,167	165,554
Austal Ltd.	108,129	233,276
Austar United Communications Ltd.[a]	1,251,210	1,582,371
Austin Engineering Ltd.	35,087	166,308
Australand Property Group	91,571	253,024
Australian Agricultural Co. Ltd.[a]	246,515	364,158
Australian Infrastructure Fund	120,627	257,675
AWE Ltd.[a]	760,261	1,211,951
Bandanna Energy Ltd.[a]	81,005	57,679
Bank of Queensland Ltd.[c]	193,333	1,557,422
Bathurst Resources Ltd.[a,c]	257,096	180,331
Beach Energy Ltd.	1,527,049	2,401,850
Beadell Resources Ltd.[a]	380,578	301,322
Billabong International Ltd.	108,481	217,318
Biota Holdings Ltd.[a,c]	283,183	246,781
BlueScope Steel Ltd.	2,547,509	1,096,483
Boart Longyear Group	503,738	1,884,424

Security	Shares	Value

Bradken Ltd.	181,876	$1,519,249
Brockman Resources Ltd.[a]	68,861	156,610
BT Investment Management Ltd.	33,834	66,700
Bunnings Warehouse Property Trust	407,967	756,574
Cabcharge Australia Ltd.	67,101	323,042
Cardno Ltd.	98,636	628,952
carsales.com Ltd.[c]	73,753	376,229
Centamin PLC[a]	869,458	1,291,098
Challenger Diversified Property Group	357,140	185,980
Challenger Financial Services Group Ltd.	490,312	2,303,170
Challenger Infrastructure Fund Class A	280,708	335,613
Charter Hall Office REIT	608,817	2,296,922
Charter Hall Retail REIT	300,560	1,038,116
Clough Ltd.	142,135	104,227
Coal of Africa Ltd.[a]	558,694	590,783
Coalspur Mines Ltd.[a,c]	462,923	883,089
Commonwealth Property Office Fund	1,127,950	1,162,767
CSR Ltd.	231,104	503,492
Cudeco Ltd.[a]	81,266	308,325
Customers Ltd.	147,506	133,248
Dart Energy Ltd.[a]	539,182	249,262
David Jones Ltd.[c]	616,157	1,695,986
Decmil Group Ltd.	80,106	205,170
Deep Yellow Ltd.[a]	2,603,897	318,239
Discovery Metals Ltd.[a]	168,699	276,995
Downer EDI Ltd.[a]	432,850	1,660,641
DUET Group	1,780,720	3,425,353
DuluxGroup Ltd.	99,672	301,890
Elders Ltd.[a]	714,434	182,224
Elemental Minerals Ltd.[a]	192,438	251,552
Emeco Holdings Ltd.	577,133	628,682
Energy Resources of Australia Ltd.[a]	295,907	484,292
Energy World Corp. Ltd.[a,c]	996,556	746,658
Envestra Ltd.	1,106,290	887,661
Evolution Mining Ltd.[a]	323,832	626,358
Extract Resources Ltd.[a]	151,444	1,376,098
FKP Property Group	507,709	342,626
Fleetwood Corp. Ltd.	60,506	783,851
FlexiGroup Ltd.	116,406	248,658
Flight Centre Ltd.[c]	76,080	1,560,483
Flinders Mines Ltd.[a]	1,789,396	560,996
Focus Minerals Ltd.[a]	3,609,585	214,821

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Forge Group Ltd.	18,843	$109,138
G.U.D Holdings Ltd.	33,110	264,611
Gindalbie Metals Ltd.[a,c]	690,329	458,529
Gloucester Coal Ltd.[a]	31,685	279,488
Goodman Fielder Ltd.	1,268,116	707,537
GrainCorp Ltd.	100,426	836,745
Grange Resources Ltd.	354,622	220,472
Gryphon Minerals Ltd.[a,c]	116,537	161,624
Guildford Coal Ltd.[a]	109,376	97,641
GWA Group Ltd.	70,615	179,360
Hastings Diversified Utilities Fund	594,855	1,314,939
Hills Industries Ltd.	225,734	248,295
Horizon Oil Ltd.[a]	1,350,541	344,469
iiNET Ltd.	139,828	445,807
Imdex Ltd.	100,784	230,283
Independence Group NL	217,678	913,782
Indophil Resources NLa	464,355	175,190
Industrea Ltd.	252,009	305,318
Infigen Energy[a]	1,527,682	454,592
ING Office Fund	2,986,447	2,015,393
Integra Mining Ltd.[a]	501,162	316,903
Intrepid Mines Ltd.[a,c]	446,454	604,948
Invocare Ltd.	30,289	240,135
IOOF Holdings Ltd.	342,091	2,032,285
Iress Market Technology Ltd.	25,712	189,912
Ivanhoe Australia Ltd.[a]	250,616	502,055
JB Hi-Fi Ltd.[c]	132,639	1,776,123
Jupiter Mines Ltd.[a]	614,188	159,918
Kagara Ltd.[a,c]	858,001	314,585
Kangaroo Resources Ltd.[a]	1,253,079	179,781
Karoon Gas Australia Ltd.[a]	174,715	961,814
Kingsgate Consolidated Ltd.	170,598	1,386,968
Kingsrose Mining Ltd.[a]	274,783	411,756
Linc Energy Ltd.[a]	385,949	568,082
M2 Telecommunications Group Ltd.	39,095	132,954
Macmahon Holdings Ltd.[a]	1,604,657	1,125,531
Macquarie Atlas Roads Group[a]	123,972	208,167
Matrix Composites & Engineering Ltd.	19,871	66,099
Medusa Mining Ltd.	82,704	474,626
Mesoblast Ltd.[a,c]	58,895	403,710
Metals X Ltd.[a]	623,317	145,735
Metminco Ltd.[a]	570,867	115,271
Miclyn Express Offshore Ltd.	132,827	273,854

Security	Shares	Value

Mincor Resources NL	725,354	$574,298
Mineral Deposits Ltd.[a]	63,388	383,310
Mineral Resources Ltd.	54,957	709,628
Mirabela Nickel Ltd.[a,c]	322,400	315,220
Molopo Energy Ltd.[a]	445,022	288,498
Moly Mines Ltd.[a]	199,956	68,001
Monadelphous Group Ltd.	48,155	1,125,888
Mount Gibson Iron Ltd.	821,662	1,235,608
Multiplex SITES Trust[a]	4,607	376,607
Murchison Metals Ltd.[a,c]	937,303	433,312
Myer Holdings Ltd.	323,295	735,265
Navitas Ltd.	108,124	330,937
Nexus Energy Ltd.[a]	1,304,813	291,205
Nkwe Platinum Ltd.[a]	947,481	246,699
Northern Iron Ltd.[a]	151,444	122,320
NRW Holdings Ltd.	245,425	790,301
Nufarm Ltd.[a]	98,278	476,269
OM Holdings Ltd.	411,726	166,273
Pacific Brands Ltd.	1,258,628	829,316
Paladin Energy Ltd.[a]	494,608	967,186
PanAust Ltd.[a]	488,164	1,820,975
Panoramic Resources Ltd.	351,578	493,204
Perilya Ltd.[a,c]	973,821	424,321
Perpetual Ltd.	23,272	500,829
Perseus Mining Ltd.[a]	312,912	954,411
Pharmaxis Ltd.[a]	279,258	292,330
Platinum Asset Management Ltd.	61,458	222,069
Primary Health Care Ltd.	459,343	1,454,737
Programmed Maintenance Services Ltd.	166,246	362,190
Publishing and Broadcasting Ltd.	772,255	2,199,514
Ramelius Resources Ltd.[a]	250,795	277,194
REA Group Ltd.	26,852	373,549
Regis Resources Ltd.[a]	344,955	1,459,072
Reject Shop Ltd. (The)	7,877	92,084
Resolute Mining Ltd.[a]	446,096	971,882
Rex Minerals Ltd.[a]	216,604	361,408
Roc Oil Co. Ltd.[a]	1,425,916	515,233
SAI Global Ltd.	216,425	1,138,528
Salmat Ltd.	73,037	187,064
Sandfire Resources NLa	44,907	349,824
Saracen Mineral Holdings Ltd.[a]	411,010	375,649
Sedgman Ltd.	130,501	264,204

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Seek Ltd.	230,388	$1,287,884
Senex Energy Ltd.[a]	523,754	436,946
Sigma Pharmaceuticals Ltd.	1,818,640	1,159,656
Silex Systems Ltd.[a]	153,038	349,678
Silver Lake Resources Ltd.[a]	167,818	654,539
Skilled Group Ltd.	186,145	347,184
Southern Cross Media Group Ltd.	226,629	279,386
Spark Infrastructure Group[d]	1,071,024	1,519,538
Spotless Group Ltd.	108,123	275,779
St Barbara Ltd.[a]	440,189	1,094,677
STW Communications Group Ltd.	619,916	586,346
Sundance Resources Ltd.[a,c]	2,998,441	1,370,235
Super Retail Group Ltd.	38,488	241,328
Tassal Group Ltd.	362,677	493,357
Ten Network Holdings Ltd.	238,624	223,166
Tiger Resources Ltd.[a]	496,398	213,657
TPG Telecom Ltd.	114,389	182,350
Transfield Services Ltd.	411,547	874,743
Transpacific Industries Group Ltd.[a]	893,120	797,297
Treasury Wine Estates Ltd.	670,574	2,472,904
Troy Resources Ltd.	54,241	266,895
UGL Ltd.	204,252	2,908,722
West Australian Newspapers Holdings Ltd.	250,616	924,207
Western Areas NLc	191,005	1,120,508
White Energy Co. Ltd.[a,c]	206,042	99,632
White Energy Co. Ltd. (2011 Performance Contingent)[a,b]	3,154	—

		133,787,823
AUSTRIA — 1.37%
Andritz AG	45,290	4,204,031
Atrium European Real Estate Ltd.	287,134	1,319,313
Austria Technologie & Systemtechnik AG	15,149	174,709
CA Immobilien Anlagen AGa	26,947	262,799
conwert Immobilien Invest SE	177,222	1,917,185
EVN AG	16,379	220,413
Intercell AGa,c	59,432	182,829
Lenzing AG	5,550	508,566
Oesterreichische Post AGc	69,457	2,268,520
RHI AG	53,346	1,225,561
Rosenbauer International AG	5,729	289,108
S IMMO AGa	286,060	1,639,415

Security	Shares	Value

Schoeller-Bleckmann Oilfield Equipment AG	14,858	$1,249,070
Wienerberger AG	145,179	1,672,599
Zumtobel AG	72,858	1,325,232

		18,459,350
BELGIUM — 1.46%
Ackermans & van Haaren NV	41,710	3,351,922
Agfa-Gevaert NVa,c	209,623	378,682
Barco NV	23,449	1,272,345
Cofinimmo SA	20,229	2,370,558
Compagnie Maritime Belge SA	20,254	460,009
Deceuninck NVa	80,483	112,731
Devgen NVa	24,834	168,396
Econocom Group SA	4,407	88,900
Elia System Operator SA	12,330	469,207
Euronav SAa	17,184	109,099
EVS Broadcast Equipment SA	13,963	686,714
Galapagos NVa	39,099	537,417
Hamon & Cie (International) SA	1,952	47,272
Intervest Offices & Warehouses	6,982	177,129
Ion Beam Applications SA	12,173	96,088
KBC Ancora SCA[a]	5,315	41,537
Leasinvest Real Estate SCA	538	45,278
Nyrstar NVa	122,802	1,147,622
Recticel SA	32,760	224,715
RHJ International SAa	190,642	868,468
Roularta Media Group NV	2,686	55,730
SA D’Ieteren NV	7,877	391,833
SIPEF NV	17,902	1,457,633
Telenet Group Holding NVa	59,611	2,362,082
Tessenderlo Chemie NV	58,000	1,981,639
ThromboGenics NVa	27,031	628,082
Wereldhave Belgium NV	716	64,110

		19,595,198
DENMARK — 1.67%
ALK-Abello A/S	18,081	1,071,332
Alm. Brand A/Sa	78,407	132,539
Amagerbanken A/Sa,b	130,550	2
Auriga Industries A/S Class B	19,373	279,722
Bakkafrost P/F	12,352	85,396
Bang & Olufsen A/S Class Ba	82,167	991,071
Bavarian Nordic A/Sa	39,025	360,760

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Christian Hansen Holding A/S	46,006	$1,126,830
D/S Norden A/S	29,179	731,125
East Asiatic Co. Ltd. A/S	54,957	1,258,007
FLSmidth & Co. A/S	50,124	3,706,907
Genmab A/Sa,c	31,327	246,296
GN Store Nord A/S	290,517	2,949,087
Greentech Energy Systems A/Sa	128,030	410,298
IC Companys A/S	7,877	142,861
Jyske Bank A/S Registered[a]	43,500	1,283,748
NKT Holding A/Sc	35,087	1,325,227
Pandora A/Sc	48,334	634,053
Rockwool International A/S Class B	4,476	425,205
Royal Unibrew A/S	11,628	661,339
Schouw & Co. A/S	15,574	323,593
SimCorp A/S	9,130	1,387,389
Solar Holdings A/S Class B	7,340	374,163
Sydbank A/S	78,228	1,334,070
Topdanmark A/Sa	6,624	1,038,071
United International Enterprises Ltd.	1,791	240,623

		22,519,714
FINLAND — 1.59%
Amer Sports OYJ Class A	193,857	2,461,554
Atria PLC	10,231	88,393
Biotie Therapies OYJ[a]	179,012	117,168
Cargotec Corp. Class B	17,723	643,576
Citycon OYJ	455,763	1,491,541
HKScan OYJ Class A	28,642	233,586
Huhtamaki OYJ	145,895	1,783,789
Kemira OYJ	36,698	451,091
Konecranes OYJ	77,328	1,890,905
Lassila & Tikanoja OYJ	23,954	358,724
Outokumpu OYJ	47,975	393,766
Outotec OYJ	56,568	2,975,342
Poyry OYJ	30,969	253,780
Raisio PLC Series V	85,588	275,616
Ramirent OYJ	52,272	543,308
Rautaruukki OYJ	21,838	240,131
Sponda OYJ	47,080	201,530
SRV Group PLC	10,756	61,389
Stockmann OYJ Abp Class B	16,112	303,716
Talvivaara Mining Co. PLC[a]	104,364	516,415
Technopolis OYJ	66,749	312,812
Tieto OYJ	109,555	1,654,985

Security	Shares	Value

Uponor OYJ	107,228	$1,097,668
Vacon OYJ	4,476	212,927
YIT OYJ	151,086	2,788,685

		21,352,397
FRANCE — 3.90%
Air France-KLM[a]	131,744	836,428
Altran Technologies SAa	206,400	975,648
Aperam	27,389	560,750
Artprice.com[a]	2,685	182,770
Beneteau SAc	92,907	993,026
BOURBON SAc	53,525	1,820,688
CFAO SA	18,439	629,266
Club Mediterranee SAa	56,926	1,139,767
Derichebourg[a]	210,518	777,958
Etablissements Maurel et Prom[c]	112,591	1,872,554
Euler Hermes SA	1,244	82,335
Eurofins Scientific SA	16,468	1,325,135
Faurecia	33,476	836,119
Gemalto NV	93,080	4,999,355
GFI Informatique[a]	20,254	71,056
Groupe Steria SCA	55,494	1,078,406
Haulotte Group[a,c]	75,901	694,514
Havas SA	523,250	2,422,704
IMS International Metal Service[a]	55,136	646,695
Ingenico SA	53,879	2,262,964
Ipsen SA	2,660	78,190
Ipsos SA	2,593	82,839
Maurel & Prom Nigeria[a]	126,203	297,371
Mercialys	2,483	86,265
Mersen	1,421	48,122
Nexans SA	30,432	1,890,863
Nexity	38,846	1,124,323
Orpea SAc	60,259	1,920,777
PagesJaunes Groupe SAc	57,409	266,261
Parrot SAa	11,628	315,088
Rallye SA	1,598	51,732
Remy Cointreau SA	35,442	3,122,870
Rubis SA	10,741	580,136
SA des Ciments Vicat	1,421	86,088
Saft Groupe SA	48,871	1,481,011
SEB SA	33,655	2,797,560
Sechilienne-Sidec[c]	42,784	678,237

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Societe Immobiliere de Location pour l’Industrie et le Commerce	24,704	$2,508,194
Soitec SAa,c	91,835	559,849
Spir Communication[a]	6,266	195,712
Technicolor SA Registered[a]	15,501	46,326
Teleperformance SA	85,926	2,154,581
Ubisoft Entertainment SAa	23,809	186,380
Valeo SA	70,710	3,321,620
Zodiac Aerospace	49,404	4,413,884

		52,502,417
GERMANY — 5.18%
Aareal Bank AGa	23,809	543,088
ADVA AG Optical Networking[a]	81,709	441,001
AIXTRON AGc	104,364	1,407,845
Alstria Office REIT AG	17,902	214,028
Asian Bamboo AGc	13,784	268,855
Aurubis AG	49,945	2,813,322
Balda AGa	76,617	484,427
Bertrandt AG	9,864	732,524
Bilfinger Berger AG	53,521	4,911,321
Borussia Dortmund GmbH & Co. KGaA[a]	18,000	57,022
CENTROTEC Sustainable AG	15,149	235,986
Colonia Real Estate AGa	42,267	193,654
Constantin Medien AGa,c	100,784	187,342
CTS Eventim AG	8,414	272,605
Deutsche EuroShop AG	5,669	193,503
Deutsche Wohnen AG Bearer	96,846	1,286,145
DEUTZ AGa	179,728	1,218,714
Douglas Holding AG	56,926	2,406,962
ElringKlinger AGc	63,191	1,898,014
Freenet AG	131,932	1,772,822
Fuchs Petrolub AG	7,340	307,085
GAGFAH SA	112,241	564,501
Gerresheimer AG	43,679	2,074,703
Gesco AG	4,076	363,093
GFK SE	8,772	390,421
Gildemeister AGa	101,858	1,522,044
Grammer AGa	3,402	65,799
Heidelberger Druckmaschinen AGa,c	270,844	602,732
IVG Immobilien AGa	165,136	389,108
Kloeckner & Co. SE	114,739	1,595,114
Kontron AG	131,037	1,028,518
KUKA AGa	67,130	1,424,478

Security	Shares	Value

LEONI AG	45,466	$2,043,822
MLP AG	105,617	740,509
MorphoSys AGa,c	64,266	1,655,206
MTU Aero Engines Holding AG	63,191	4,409,811
Nordex SEa,c	35,226	212,671
NORMA Group[a]	13,426	301,416
PATRIZIA Immobilien AGa	24,128	120,022
Pfeiffer Vacuum Technology AG	5,371	552,910
Praktiker Bau-und Heimwerkermaerkte Holding AGc	97,743	299,404
Prime Office REIT AGa	36,877	186,578
QSC AGa	141,777	405,521
R. Stahl AG	2,487	73,902
Rheinmetall AG	47,259	2,536,130
Rhoen Klinikum AG	163,080	3,382,588
SAF-Holland SAa	24,883	150,162
SGL Carbon SEa,c	58,712	2,966,677
Sky Deutschland AGa,c	282,659	664,546
Software AG	76,612	2,498,197
SolarWorld AGc	38,919	194,108
Stada Arzneimittel AG	76,617	2,273,698
Stroer Out-Of-Home Media AGa	16,828	274,698
Suss Microtec AGa,c	8,454	78,574
Symrise AG	150,728	4,296,435
Thrane & Thrane AS	5,013	270,548
TUI AGa,c	72,679	529,171
Vossloh AG	17,365	1,774,887
Wincor Nixdorf AG	48,871	2,279,734
Wirecard AG	132,290	2,379,413
XING AGa	5,669	342,554

		69,760,668
GREECE — 0.66%
Alpha Bank AEa	346,920	690,286
Athens Water Supply & Sewage Co. SA	3,770	15,990
Bank of Cyprus Public Co. Ltd.	1,084,302	1,095,781
EFG Eurobank Ergasias SAa	131,511	158,382
Ellaktor SA	115,050	206,330
Eurobank Properties Real Estate Investment Co.	2,465	12,262
Folli Follie Group[a]	24,780	214,092
Fourlis Holdings SAa	13,275	26,414
Frigoglass SAa	27,221	142,178
Hellenic Exchanges SA	18,960	81,905

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Hellenic Petroleum SA	142,350	$1,075,200
Intralot SA	58,410	63,463
Jumbo SAa	116,550	553,828
Marfin Investment Group SAa,c	599,853	329,800
Marfin Popular Bank Public Co. Ltd.[a,c]	864,686	452,767
Metka SA	19,116	175,166
Motor Oil (Hellas) Corinth Refineries SA	34,157	266,044
Mytilineos Holdings SAa	81,585	339,620
Piraeus Bank SAa,c	1,093,755	973,610
Public Power Corp. SA	92,040	479,530
Sidenor Steel Products Manufacturing Co. SAa	14,000	21,625
Terna Energy SA	90,150	164,035
Titan Cement Co. SAc	69,000	1,157,056
Viohalco SAa	44,400	185,409

		8,880,773
HONG KONG — 2.87%
AAC Acoustic Technologies Holdings Inc.[c]	716,000	1,748,796
APAC Resources Ltd.[a]	3,600,000	157,844
Bonjour Holdings Ltd.	1,436,000	242,590
Brightoil Petroleum (Holdings) Ltd.[c]	2,149,512	457,373
Cafe de Coral Holdings Ltd.[c]	1,434,000	3,276,869
Century City International Holdings Ltd.	768,000	55,462
Champion REIT	3,959,000	1,567,365
China Daye Non-Ferrous Metals Mining Ltd.[a]	3,940,000	203,237
China WindPower Group Ltd.[a]	5,380,000	218,544
Chow Sang Sang Holdings International Ltd.	180,000	426,178
Citic Telecom International Holdings Ltd.	1,244,000	261,490
City Telecom HK Ltd.	538,000	305,962
CK Life Sciences International (Holdings) Inc.	5,014,000	281,268
CSI Properties Ltd.	7,144,000	219,263
CST Mining Group Ltd.[a]	8,488,000	97,419
Dah Sing Banking Group Ltd.[c]	215,200	217,295
Dejin Resources Group Co. Ltd.[a]	8,142,000	66,148
Dickson Concepts International Ltd.	443,500	247,072
Emperor Watch & Jewellery Ltd.	1,800,000	229,802
ERA Mining Machinery Ltd.[a]	2,868,000	318,071

Security	Shares	Value

Esprit Holdings Ltd.	1,074,100	$1,584,590
eSun Holdings Ltd.[a]	718,000	99,073
EVA Precision Industrial Holdings Ltd.	718,000	128,702
G-Resources Group Ltd.[a]	15,039,000	930,907
Giordano International Ltd.[c]	3,222,000	2,571,949
Great Eagle Holdings Ltd.	180,000	443,356
HKR International Ltd.	430,400	157,074
Honbridge Holdings Ltd.[a]	1,440,000	211,696
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,224,000	1,317,955
I.T Ltd.[c]	362,000	207,737
IRC Ltd.[a,c]	718,000	107,406
Johnson Electric Holdings Ltd.	3,043,500	1,801,491
K. Wah International Holdings Ltd.[c]	1,244,000	351,326
Kingston Financial Group Ltd.	1,611,000	164,123
Lai Sun Development Co. Ltd.[a]	26,492,665	461,217
Luk Fook Holdings International Ltd.[c]	359,000	1,324,057
Man Wah Holdings Ltd.	286,800	147,570
Melco International Development Ltd.[a,c]	1,439,000	1,219,193
Midland Holdings Ltd.	1,082,000	580,453
Ming Fung Jewellery Group Ltd.[a]	1,800,000	113,740
Mongolia Energy Corp. Ltd.[a]	4,476,000	409,821
Neo-Neon Holdings Ltd.[c]	806,000	137,200
Next Media Ltd.[a]	362,000	33,145
Oriental Press Group Ltd.	2,150,000	224,579
Pacific Andes International Holdings Ltd.	2,508,000	239,335
Pacific Basin Shipping Ltd.[c]	2,881,000	1,370,932
Pacific Century Premium Developments Ltd.[a]	1,591,000	289,291
Perennial China Retail Trust[a]	1,254,000	509,249
Pico Far East Holdings Ltd.	720,000	149,487
Prosperity REIT	1,952,000	412,829
Richfield Group Holdings Ltd.	1,448,000	72,825
Rising Development Holdings Ltd.[a]	392,363	48,068
Ruifeng Petroleum Chemical Holdings Ltd.[a]	1,795,000	56,712
Sa Sa International Holdings Ltd.[c]	716,000	462,591
Samson Holding Ltd.	1,433,000	166,316
Sateri Holdings Ltd.[a]	627,000	181,118
Shun Tak Holdings Ltd.[c]	1,442,000	611,797
Singamas Container Holdings Ltd.	1,066,000	240,570

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Sinopoly Battery Ltd.[a]	3,600,000	$192,662
SITC International Holdings Co. Ltd.	359,000	92,591
SmarTone Telecommunications Holding Ltd.	179,500	304,163
Stella International Holdings Ltd.	269,000	617,474
Sun Innovation Holdings Ltd.[a]	3,174,000	51,982
Techtronic Industries Co. Ltd.[c]	1,800,500	2,001,459
Television Broadcasts Ltd.	181,000	1,053,859
Texwinca Holdings Ltd.	360,000	395,074
Tom Group Ltd.[a]	362,000	33,611
Trinity Ltd.	360,000	289,690
Value Partners Group Ltd.	359,000	210,645
Victory City International Holdings Ltd.	718,000	74,073
Vitasoy International Holdings Ltd.	360,000	272,513
VTech Holdings Ltd.[c]	180,100	1,877,759
Xinyi Glass Holdings Co. Ltd.[c]	1,792,000	1,060,711

		38,665,794
IRELAND — 1.27%
Bank of Ireland[a]	23,004,185	3,432,953
Beazley PLC	43,679	96,637
C&C Group PLC	405,461	1,668,736
DCC PLC	107,765	2,602,737
FBD Holdings PLC	82,167	752,925
Fyffes PLC	302,547	152,479
Glanbia PLC	141,419	892,300
Grafton Group PLC	274,604	966,616
Greencore Group PLC	674,920	665,661
Independent News & Media PLC[a]	482,794	139,040
Kingspan Group PLC	51,600	482,420
Paddy Power PLC	53,163	2,949,351
San Leon Energy PLC[a]	337,795	53,306
Smurfit Kappa Group PLC[a]	131,932	1,105,315
Total Produce PLC	154,798	75,989
United Drug PLC	398,658	1,017,633

		17,054,098
ISRAEL — 1.06%
Africa Israel Investments Ltd.[a]	36,064	127,065
Africa Israel Properties Ltd.[a]	18,845	155,110
Airport City Ltd.[a]	66,772	287,558
AL-ROV (Israel) Ltd.[a]	8,456	183,619
Alon Holdings Blue Square-Israel Ltd.	31,171	124,657

Security	Shares	Value

Alony Hetz Properties & Investments Ltd.	45,968	$215,045
Alrov Properties and Lodgings Ltd.	9,846	154,370
Amot Investments Ltd.	108,305	273,165
AudioCodes Ltd.[a]	64,280	269,781
Bayside Land Corp. Ltd.	1,067	232,180
British Israel Investments Ltd.	68,157	253,257
Ceragon Networks Ltd.[a]	77,333	649,954
Clal Industries and Investments Ltd.	42,426	207,094
Clal Insurance Enterprises Holdings Ltd.	6,731	102,455
Delek Automotive Systems Ltd.	4,784	31,256
Discount Investment Corp. Ltd.	12,710	84,024
Elco Holdings Ltd.[a]	11,628	73,639
Electra (Israel) Ltd.	1,952	163,328
Elron Electronic Industries Ltd.[a,c]	45,616	194,741
FMS Enterprises Migun Ltd.	12,332	177,919
Frutarom	58,179	522,099
Gilat Satellite Networks Ltd.[a]	71,700	289,039
Given Imaging Ltd.[a]	12,508	231,048
Golf & Co. Ltd.	33,834	129,609
Granite Hacarmel Investments Ltd.	125,036	159,470
Hadera Paper Ltd.[a]	4,430	184,623
Hot Telecommunication Systems Ltd.[a]	28,707	353,773
Israel Land Development Co. Ltd. (The)	23,451	188,007
Ituran Location and Control Ltd.	40,457	531,236
Jerusalem Economy Ltd.	21,486	155,941
Jerusalem Oil Exploration Ltd.[a]	20,958	370,776
Koor Industries Ltd.[a]	7,793	104,370
MATRIX IT Ltd.[c]	82,947	422,629
Melisron Ltd.[c]	23,470	427,884
Mellanox Technologies Ltd.[a]	27,210	988,515
Menorah Mivtachim Holdings Ltd.[a]	25,420	194,686
Migdal Insurance & Financial Holdings Ltd.	119,398	175,867
Naphtha Israel Petroleum Corp. Ltd.[a]	101,440	363,913
Nitsba Holdings (1995) Ltd.[a]	30,115	256,889
Norstar Holdings Inc.	16,557	312,657
Oil Refineries Ltd.[a]	269,968	160,431
Osem Investment Ltd.	34,192	520,905
Paz Oil Co. Ltd.	2,647	354,721
Phoenix Holdings Ltd.	20,606	55,195
Plasson Industries Ltd.	9,864	236,659
Property & Building Corp. Ltd.	4,297	194,817

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[c]	29,716	$1,084,323
Retalix Ltd.[a]	20,254	355,452
Shikun & Binui Ltd.	66,749	117,053
Shufersal Ltd.	103,469	388,064
Strauss Group Ltd.[a]	30,115	370,319
Tower Semiconductor Ltd.[a]	75,022	55,051
Union Bank of Israel[a]	35,578	109,850

		14,326,088
ITALY — 2.48%
Alerion Cleanpower SpA	45,230	244,293
Arnoldo Mondadori Editore SpA	622,780	1,131,567
Ascopiave SpA	59,174	110,305
Azimut Holding SpA	201,733	1,715,190
Banca Piccolo Credito Valtellinese Scrl	390,066	1,082,505
Banca Popolare dell’Emilia Romagna Scrl	181,864	1,365,326
Banca Popolare dell’Etruria e del Lazio Scrl[a]	310,227	516,156
Banca Popolare di Milano Scrl	1,904,897	993,452
Banca Popolare di Sondrio Scrl	248,094	2,065,520
Benetton Group SpA[c]	149,475	792,464
Beni Stabili SpA	1,557,219	771,767
Biesse SpA[a]	45,648	212,132
Buongiorno SpA[a]	225,415	307,178
Buzzi Unicem SpA[a]	132,290	1,404,443
Cam Finanziara SpA[a]	300,611	99,441
Carraro SpA[a]	70,445	164,882
CIR SpA	1,048,290	1,670,045
Danieli SpA RNC	98,099	1,262,334
Davide Campari-Milano SpA	510,150	3,402,500
EI Towers[a]	12,156	267,653
Engineering Ingegneria Informatica SpA	2,306	67,890
ERG SpA	103,290	1,181,751
Gemina SpA[a,c]	942,852	781,274
Gruppo Editoriale L’Espresso SpA	631,194	874,188
Hera SpA	929,247	1,301,581
Immsi SpA	254,122	203,254
Impregilo SpA	416,918	1,430,999
Interpump Group SpA	38,570	286,279
Italcementi SpA	82,167	240,936
Juventus Football Club SpA[a]	1,625,857	322,229
Marr SpA	119,401	1,237,910
Poltrona Frau SpA[a]	61,638	69,189

Security	Shares	Value

Recordati SpA	289,264	$2,292,792
Reply SpA	3,722	78,687
Sabaf SpA	10,744	181,994
Salvatore Ferragamo Italia SpA[a]	17,544	294,653
Saras SpA[a]	219,991	301,226
Societa Cattolica di Assicurazioni Scrl	90,401	1,749,056
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	895	24,604
Sogefi SpA	76,613	214,822
Telecom Italia Media SpA[a]	381,445	80,192
Unipol Gruppo Finanziario SpA[a]	1,217,916	304,992
Vittoria Assicurazioni SpA	10,568	49,803
Yoox SpA[a]	15,574	176,349

		33,325,803
JAPAN — 28.83%
77 Bank Ltd. (The)	180,000	826,230
Access Co. Ltd.[a]	896	355,462
Accordia Golf Co. Ltd.	896	692,123
Achilles Corp.	81,000	118,977
Adeka Corp.	107,500	1,068,656
Advance Residence Investment Corp.	1,081	1,949,344
Aeon Delight Co. Ltd.	18,100	371,495
Aida Engineering Ltd.	53,800	265,296
AIFUL Corp.[a,c]	349,100	517,355
Airport Facilities Co. Ltd.	18,100	81,895
Akebono Brake Industry Co. Ltd.	35,900	181,266
Alpha Systems Inc.	5,000	79,803
Alps Electric Co. Ltd.	214,900	1,660,014
Anritsu Corp.[c]	179,000	2,131,567
AOC Holdings Inc.	53,300	365,586
Aoyama Trading Co. Ltd.	35,900	645,494
Arisawa Manufacturing Co. Ltd.	36,000	135,502
Arnest One Corp.	35,900	393,605
Asahi Diamond Industrial Co. Ltd.	18,000	231,108
Awa Bank Ltd. (The)	538,000	3,640,761
Bank of Iwate Ltd. (The)	53,800	2,455,397
Bank of Nagoya Ltd. (The)	361,000	1,264,092
Calsonic Kansei Corp.	361,000	2,258,321
Canon Marketing Japan Inc.	18,000	220,249
Capcom Co. Ltd.	72,100	1,598,020
Chuetsu Pulp & Paper Co. Ltd.	46,000	89,285
Circle K Sunkus Co. Ltd.	35,900	618,186
CMK Corp.[a]	125,400	452,262

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

COMSYS Holdings Corp.	198,100	$2,216,122
CyberAgent Inc.	717	2,096,931
DA Office Investment Corp.	361	814,321
Daiei Inc. (The)[a]	98,500	352,662
Daifuku Co. Ltd.	180,500	1,017,902
Daihen Corp.	361,000	1,434,531
Daikokutenbussan Co. Ltd.	3,000	87,344
Daikyo Inc.[a]	360,000	802,623
Dainippon Screen Manufacturing Co. Ltd.	179,000	1,504,774
Daio Paper Corp.	181,000	1,205,875
Daishi Bank Ltd. (The)	896,000	2,996,459
Daiwabo Holdings Co. Ltd.	180,000	448,525
Daiwahouse Residential Investment Corp.	180	1,150,820
DIC Corp.	359,000	673,272
Digital Garage Inc.[a]	180	521,705
DISCO Corp.	36,100	1,948,216
Don Quijote Co. Ltd.	72,100	2,677,865
Dowa Holdings Co. Ltd.	180,000	1,194,492
Dr. Ci:Labo Co. Ltd.	360	1,749,246
Duskin Co. Ltd.	143,300	2,834,051
eAccess Ltd.	1,970	447,997
Ebara Corp.	541,000	2,107,239
EDION Corp.	144,100	1,130,122
Exedy Corp.	72,100	2,198,459
Ferrotec Corp.	18,000	182,715
Frontier Real Estate Investment Corp.	181	1,445,626
Fudo Tetra Corp.[a]	71,700	154,214
Fuji Machine Manufacturing Co. Ltd.	107,400	1,990,245
Fuji Oil Co. Ltd.	89,600	1,256,163
Fuji Soft Inc.	72,100	1,400,395
Fujikura Ltd.	541,000	1,674,439
Funai Electric Co. Ltd.	36,100	857,878
Furuno Electric Co. Ltd.	35,900	180,324
Fuso Pharmaceutical Industries Ltd.	28,000	73,810
Futaba Industrial Co. Ltd.	53,800	323,153
Gakken Holdings Co. Ltd.	180,000	389,508
Global One Real Estate Investment Corp. Ltd.	360	2,483,410
Glory Ltd.	108,100	2,351,972
GMO Internet Inc.	161,200	644,800
Growell Holdings Co. Ltd.	4,000	98,466
Gulliver International Co. Ltd.	5,380	209,908

Security	Shares	Value

Gun-Ei Chemical Industry Co. Ltd.	24,000	$62,951
Gunze Ltd.	181,000	555,462
H.I.S. Co. Ltd.	72,100	2,087,827
H2O Retailing Corp.[c]	360,000	2,818,623
Hanwa Co. Ltd.	541,000	2,582,610
Haseko Corp.[a]	1,621,500	1,169,607
Heiwa Real Estate Co. Ltd.	630,500	1,463,587
Heiwa Real Estate REIT Inc.	181	93,052
Higo Bank Ltd. (The)	538,000	3,132,748
Hitachi Zosen Corp.	1,350,500	1,965,974
Hogy Medical Co. Ltd.	36,000	1,534,426
Hokkoku Bank Ltd. (The)	721,000	2,865,089
Honeys Co. Ltd.	51,920	881,108
Hosiden Corp.	143,900	1,054,952
House Foods Corp.	71,700	1,335,266
Hyakugo Bank Ltd. (The)	541,000	2,284,616
Hyakujushi Bank Ltd. (The)	717,000	3,394,584
Iino Kaiun Kaisha Ltd.	198,500	952,800
Inabata & Co. Ltd.	107,500	680,951
Iseki & Co. Ltd.[a]	361,000	823,790
Ishihara Sangyo Kaisha Ltd.[a]	181,000	218,387
IT Holdings Corp.	126,100	1,547,929
ITO EN Ltd.	18,000	305,705
Izumi Co. Ltd.	144,100	2,545,609
JAFCO Co. Ltd.	18,000	355,043
Japan Airport Terminal Co. Ltd.	90,500	1,253,351
Japan Digital Laboratory Co. Ltd.	197,000	2,170,229
Japan Excellent Inc.	361	1,507,915
Japan Logistics Fund Inc.	360	2,913,049
Japan Rental Housing Investments Inc.	717	330,055
Japan Securities Finance Co. Ltd.	214,900	1,101,979
Japan Wind Development Co. Ltd.[a,c]	359	334,753
Juki Corp.	358,000	845,115
Juroku Bank Ltd. (The)	541,000	1,816,341
JVC Kenwood Corp.[a,c]	148,580	611,857
K’s Holdings Corp.	71,760	2,508,071
kabu.com Securities Co. Ltd.	141,700	459,015
Kagome Co. Ltd.	89,600	1,796,700
Kagoshima Bank Ltd. (The)	361,000	2,490,308
Kakaku.com Inc.	53,700	1,739,528
Kanematsu Corp.[a]	1,441,000	1,549,666
Kasumi Co. Ltd.	53,800	366,193
Keihin Corp.	90,100	1,657,840

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Keiyo Bank Ltd. (The)	538,000	$2,645,902
Kenedix Inc.[a,c]	2,675	353,626
Kenedix Realty Investment Corp.	362	1,063,449
Kewpie Corp.	214,900	3,181,929
Kitz Corp.	322,300	1,479,410
Kiyo Holdings Inc.	1,621,000	2,529,823
Kobayashi Pharmaceutical Co. Ltd.	71,700	3,686,085
Kojima Co. Ltd.	53,800	362,665
Komeri Co. Ltd.	72,100	2,214,534
KYB Co. Ltd.[c]	361,000	1,922,177
Kyodo Printing Co. Ltd.	41,000	114,531
Leopalace21 Corp.[a,c]	299,700	660,323
Lion Corp.	181,000	1,089,561
Macnica Inc.	18,100	427,279
Macromill Inc.[c]	35,900	349,348
Maruha Nichiro Holdings Inc.	901,000	1,725,193
Marusan Securities Co. Ltd.	288,100	1,005,044
Matsui Securities Co. Ltd.	53,300	288,694
Matsuya Co. Ltd.[a,c]	53,800	323,858
Megane Top Co. Ltd.	53,800	619,494
MEGMILK SNOW BRAND Co. Ltd.	35,900	707,171
Meidensha Corp.	181,000	640,918
Meitec Corp.	90,600	1,810,812
Meito Sangyo Co. Ltd.	5,700	74,679
MID REIT Inc.	541	1,311,171
Minebea Co. Ltd.	180,000	802,623
Ministop Co. Ltd.	18,100	336,126
Misumi Group Inc.	161,200	3,756,753
Mitsubishi Steel Manufacturing Co. Ltd.	541,000	1,674,439
Mitsui Engineering & Shipbuilding Co. Ltd.	716,000	1,258,282
Mitsui Mining & Smelting Co. Ltd.	538,000	1,467,593
Mitsumi Electric Co. Ltd.	71,700	585,824
Mizuno Corp.	538,000	2,906,964
Monex Group Inc.	2,149	343,276
Mori Hills REIT Investment Corp.	181	598,665
Mori Seiki Co. Ltd.	144,100	1,400,369
MORI TRUST Sogo REIT Inc.	361	3,105,784
Moshi Moshi Hotline Inc.	35,900	330,045
Musashino Bank Ltd. (The)	72,100	2,423,506
Nagase & Co. Ltd.	179,100	2,074,037
Nagatanien Co. Ltd.	8,000	91,908
Namura Shipbuilding Co. Ltd.	18,100	72,400

Security	Shares	Value

Nanto Bank Ltd. (The)	361,000	$1,964,787
Net One Systems Co. Ltd.	895	2,272,420
Nice Holdings Inc.	32,000	107,436
Nichi-Iko Pharmaceutical Co. Ltd.	71,700	1,679,426
Nichicon Corp.	107,900	1,069,802
Nifco Inc.	107,500	2,870,426
Nihon Dempa Kogyo Co. Ltd.	54,100	655,586
Nihon Kohden Corp.	72,300	1,716,236
Nihon Unisys Ltd.	180,100	1,162,088
Nippon Carbon Co. Ltd.	359,000	1,031,095
Nippon Chemi-Con Corp.[c]	179,000	619,751
Nippon Coke & Engineering Co. Ltd.	448,500	664,662
Nippon Denko Co. Ltd.	181,000	875,921
Nippon Gas Co. Ltd.	5,000	80,590
Nippon Kayaku Co. Ltd.	360,000	3,456,000
Nippon Konpo Unyu Soko Co. Ltd.	179,100	1,881,431
Nippon Light Metal Co. Ltd.	1,261,000	1,670,308
Nippon Paint Co. Ltd.	538,000	3,965,325
Nippon Seiki Co. Ltd.	181,000	2,143,515
Nippon Sharyo Ltd.	361,000	1,548,157
Nippon Shinyaku Co. Ltd.	181,000	2,124,525
Nippon Shokubai Co. Ltd.	181,000	2,039,069
Nippon Suisan Kaisha Ltd.	555,000	1,979,803
Nippon Yakin Kogyo Co. Ltd.[a]	358,500	606,511
Nishi-Nippon Railroad Co. Ltd.	896,000	4,465,311
Nishimatsuya Chain Co. Ltd.	144,100	1,169,809
Nishio Rent All Co. Ltd.	35,900	295,204
Nissan Chemical Industries Ltd.	53,800	537,647
Nisshin OilliO Group Ltd. (The)	361,000	1,543,423
Nisshinbo Holdings Inc.	180,000	1,805,902
Nitto Boseki Co. Ltd.	538,000	1,834,492
Noritsu Koki Co. Ltd.[a]	18,000	83,095
NSD Co. Ltd.	144,100	1,254,851
OBIC Co. Ltd.	5,380	1,041,427
Ogaki Kyoritsu Bank Ltd. (The)	541,000	1,802,151
Okasan Securities Group Inc.	541,000	1,809,246
Oki Electric Industry Co. Ltd.[a]	1,439,000	1,377,666
Okinawa Electric Power Co. Inc. (The)	36,100	1,531,587
Okuma Corp.	182,000	1,319,948
Onoken Co. Ltd.	18,100	154,770
Orient Corp.[a]	629,500	619,180
ORIX JREIT Inc.	541	2,305,902
Osaka Securities Exchange Co. Ltd.[c]	361	2,109,187

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

OSAKA Titanium technologies Co. Ltd.[c]	18,000	$810,885
OSG Corp.	196,900	2,946,399
Otsuka Kagu Ltd.	18,100	173,760
Pacific Metals Co. Ltd.	181,000	1,015,974
PARK24 Co. Ltd.	286,500	3,678,472
Penta-Ocean Construction Co. Ltd.[c]	179,500	645,023
Pioneer Corp.[a]	288,100	1,375,323
Point Inc.	28,750	1,178,279
Premier Investment Corp.	181	600,089
Press Kogyo Co. Ltd.	361,000	1,822,754
Prima Meat Packers Ltd.	181,000	327,580
Pronexus Inc.	19,700	102,052
Proto Corp.	4,000	130,885
Rengo Co. Ltd.	361,000	2,561,325
Resorttrust Inc.	143,300	2,270,248
Roland Corp.	126,100	1,180,792
Ryohin Keikaku Co. Ltd.	54,100	2,692,584
S Foods Inc.	16,000	148,144
Saizeriya Co. Ltd.	54,400	862,552
San-in Godo Bank Ltd. (The)	361,000	2,727,029
Sanken Electric Co. Ltd.[c]	361,000	1,283,030
Sankyu Inc.	541,000	2,078,859
Sanshin Electronics Co. Ltd.	18,100	153,108
Sanwa Holdings Corp.	723,000	2,361,010
Sanyo Shokai Ltd.	181,000	451,016
Sanyo Special Steel Co. Ltd.	361,000	2,026,334
Sapporo Hokuyo Holdings Inc.	143,300	514,940
Sapporo Holdings Ltd.	180,000	694,033
Sato Holding Corp.	18,100	231,917
Sawai Pharmaceutical Co. Ltd.	36,000	3,871,475
SCSK Corp.	39,280	657,843
SEC Carbon Ltd.	14,000	49,390
Seino Holdings Co. Ltd.	361,000	2,755,436
Senshu Ikeda Holdings Inc.	537,100	810,052
Shiga Bank Ltd. (The)	538,000	3,633,705
Shikoku Chemicals Corp.	15,000	84,000
Shima Seiki Manufacturing Ltd.	54,100	978,412
Shimachu Co. Ltd.	108,300	2,575,054
Shinko Electric Industries Co. Ltd.	35,900	266,013
Shinko Plantech Co. Ltd.	126,100	1,036,914
Simplex Technology Inc.	1,244	411,295
Sinanen Co. Ltd.	26,000	117,298
Sinfonia Technology Co. Ltd.	361,000	837,993

Security	Shares	Value

Skymark Airlines Inc.	53,800	$536,236
So-net Entertainment Corp.	360	1,379,095
So-net M3 Inc.	361	1,559,993
Sodick Co. Ltd.	35,900	183,149
Sotetsu Holdings Inc.	717,000	2,313,207
Star Micronics Co. Ltd.	108,100	1,039,178
Start Today Co. Ltd.	35,900	700,580
Sumitomo Bakelite Co. Ltd.	538,000	3,132,748
Sumitomo Forestry Co. Ltd.	288,300	2,586,193
Sumitomo Light Metal Industries Ltd.[a]	359,000	357,823
Sumitomo Osaka Cement Co. Ltd.	723,000	2,237,744
Sumitomo Warehouse Co. Ltd. (The)	538,000	2,631,790
Systena Corp.	180	122,518
Tadano Ltd.	361,000	2,471,370
Taiheiyo Cement Corp.	1,075,000	2,354,426
Taiyo Yuden Co. Ltd.	89,500	805,207
Takara Holdings Inc.	361,000	2,348,275
Takihyo Co. Ltd.	20,000	117,770
Takiron Co. Ltd.	28,000	96,577
Toagosei Co. Ltd.	538,000	2,250,780
TOC Co. Ltd.	287,900	1,442,332
Toda Corp.	541,000	2,156,905
Toho Holdings Co. Ltd.	90,100	1,469,959
Toho Zinc Co. Ltd.	361,000	1,486,610
Tohokushinsha Film Corp.	35,900	244,355
Tokai Carbon Co. Ltd.	361,000	1,964,787
Tokai Rika Co. Ltd.	53,800	899,607
Tokai Tokyo Financial Holdings Inc.	541,000	1,638,964
Tokuyama Corp.	359,000	1,238,256
Tokyo Broadcasting System Holdings Inc.	18,000	241,967
Tokyo Dome Corp.[a,c]	541,000	1,475,777
Tokyo Ohka Kogyo Co. Ltd.	35,900	784,856
Tokyo Seimitsu Co. Ltd.	90,300	1,811,921
Tokyo Steel Manufacturing Co. Ltd.	35,900	269,780
Tokyo Tatemono Co. Ltd.[a]	180,000	658,623
Tokyo Tomin Bank Ltd. (The)	72,100	926,662
Tokyu Construction Co. Ltd.	98,460	275,042
TOKYU REIT Inc.	361	1,803,816
TOMONY Holdings Inc.	35,900	162,904
Tomy Co. Ltd.	197,000	1,418,400
Topcon Corp.	180,100	930,615
Topre Corp.	35,900	370,064

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Toshiba Machine Co. Ltd.	179,000	$983,620
Toyo Construction Co. Ltd.	181,000	197,023
Toyo Kanetsu K.K.	181,000	405,915
TPR Co. Ltd.	53,800	752,142
TS Tech Co. Ltd.	72,100	1,247,212
Tsukuba Bank Ltd.	179,100	652,981
ULVAC Inc.[a]	54,100	722,989
Unipres Corp.	18,000	561,364
United Urban Investment Corp.	1,970	2,144,393
Universal Entertainment Corp.	18,000	481,574
UNY Co. Ltd.	107,500	1,005,213
USEN Corp.[a]	560,310	367,416
VeriSign Japan K.K.	538	192,551
Wacom Co. Ltd.	721	1,214,117
Xebio Co. Ltd.	72,100	1,774,842
Yahagi Construction Co. Ltd.	18,000	92,302
Yamatake Corp.	108,100	2,377,491
Yodogawa Steel Works Ltd.	538,000	2,483,620
Yonekyu Corp.	53,800	537,647
Yoshinoya Holdings Co. Ltd.	2,328	3,306,523
Zeon Corp.	361,000	3,167,331

		387,916,932
NETHERLANDS — 2.01%
Aalberts Industries NV	136,935	2,569,616
Arcadis NV	96,846	1,871,851
ASM International NV	42,963	1,421,484
BinckBank NV	91,654	989,832
CSM NV CVA	98,457	1,824,369
Eurocommercial Properties NV	21,124	731,543
Grontmij NV	10,920	73,189
Heijmans NV	6,517	77,147
Imtech NV	96,488	2,983,385
Kardan NVa	66,397	151,236
Koninklijke BAM Groep NV	252,406	1,090,360
Koninklijke Wessanen NV	271,560	985,406
Mediq NV	131,574	2,095,262
Nutreco NV	45,111	3,199,466
PostNL NV	126,732	509,308
SNS REAAL NVa	148,580	355,154
Tetragon Financial Group Ltd.	56,529	364,612
TKH Group NV	17,723	406,005
TomTom NVa,c	20,958	94,651
USG People NV	106,691	909,211

Security	Shares	Value

VastNed Retail NV	38,846	$1,729,963
Wavin NVa,c	40,636	487,262
Wereldhave NV	28,821	2,113,906

		27,034,218
NEW ZEALAND — 0.74%
Fisher & Paykel Appliances Holdings Ltd.[a]	1,557,219	443,976
Fisher & Paykel Healthcare Corp. Ltd.	815,933	1,436,231
Freightways Ltd.	1,056,995	3,223,217
Kiwi Income Property Trust	2,615,533	2,258,742
Mainfreight Ltd.	319,873	2,577,344

		9,939,510
NORWAY — 2.30%
Algeta ASA[a]	12,531	323,216
Austevoll Seafood ASA	93,444	408,352
BW Offshore Ltd.	177,096	267,846
BWG Homes ASA	55,673	120,696
Cermaq ASA[a]	115,276	1,590,971
Deep Sea Supply PLC[a]	88,547	154,176
Det norske oljeselskap ASA[a]	43,142	659,123
DNO International ASA[a,c]	960,037	1,334,819
EDB Business Partner ASA[a]	37,951	68,023
Electromagnetic GeoServices ASa	90,043	253,616
Eltek ASA[a]	513,584	338,409
Fred Olsen Energy ASA	53,704	2,026,929
Golden Ocean Group Ltd.[c]	234,749	191,948
Kvaerner ASA[a]	157,794	350,169
Leroey Seafood Group ASA	14,142	237,185
Marine Harvest ASA	2,981,972	1,620,764
Morpol ASA[a]	116,895	199,544
Nordic Semiconductor ASA	42,602	133,084
Northern Offshore Ltd.	168,887	376,227
Northland Resources SAa	240,771	476,766
Norwegian Air Shuttle ASa	15,216	202,599
Norwegian Energy Co. ASA[a]	353,011	358,549
Norwegian Property ASA	599,867	865,277
Opera Software ASA	70,841	353,111
Panoro Energy ASA[a]	327,412	267,715
Petroleum Geo-Services ASA[a]	180,981	2,320,150
Polarcus Ltd.[a]	282,808	187,795
Pronova Biopharma ASA[a]	171,314	193,595
Prosafe SE	147,864	1,148,463

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Schibsted ASA	67,488	$1,928,525
Seawell Ltd.[a]	44,027	101,836
Sevan Drilling ASa	232,357	273,683
Songa Offshore SEa	151,444	586,842
SpareBank 1 SMN	283,178	1,841,737
Statoil Fuel & Retail ASA[a]	61,580	456,954
Stolt-Nielsen Ltd.	75,543	1,624,830
Storebrand ASA	382,905	1,895,537
TGS-NOPEC Geophysical Co. ASA	115,813	2,902,195
Tomra Systems ASA	313,091	2,298,171

		30,939,427
PORTUGAL — 0.38%
BRISA-Auto-estradas de Portugal SAc	81,181	238,045
Mota-Engil SGPS SA	205,859	279,720
Portucel Empresa Produtore de Pasta e Papel SAa	990,827	2,347,645
Redes Energeticas Nacionais SA	372,702	1,007,483
Semapa-Sociedade de Investimento e Gestao SGPS SAa	171,493	1,182,853

		5,055,746
SINGAPORE — 2.52%
Ascendas India Trust	180,000	109,647
Biosensors International Group Ltd.[a]	1,799,000	2,320,643
Boustead Singapore Ltd.	180,000	123,980
Cambridge Industrial Trust	1,612,000	654,632
CapitaCommercial Trust	2,328,000	1,992,754
CDL Hospitality Trusts[c]	1,254,000	1,772,385
CH Offshore Ltd.	716,000	222,351
China XLX Fertiliser Ltd.	538,000	139,228
CSE Global Ltd.	359,000	260,135
Ezra Holdings Ltd.[a,c]	1,081,000	903,810
Frasers Centrepoint Trust	359,000	410,212
Frasers Commercial Trust	887,000	543,847
Gallant Venture Ltd.[a,c]	885,000	207,887
GMG Global Ltd.[c]	1,790,000	196,696
Hi-P International Ltd.	181,000	95,843
Hong Leong Asia Ltd.	180,000	246,526
Hyflux Ltd.[c]	256,500	280,836
Indofood Agri Resources Ltd.[a,c]	541,000	622,483
K-Green Trust	180,000	144,763
k1 Ventures Ltd.	359,000	28,872
KS Energy Services Ltd.[a]	181,000	142,684

Security	Shares	Value

Lippo Malls Indonesia Retail Trust	890,000	$269,300
M1 Ltd.	360,000	693,713
Mapletree Industrial Trust	571,960	510,089
Mapletree Logistics Trust	1,116,000	773,118
Metro Holdings Ltd.	5,013,600	2,874,382
Mewah International Inc.[c]	538,000	227,049
Midas Holdings Ltd.[c]	181,000	55,488
Oceanus Group Ltd.[a,c]	4,118,000	239,371
OSIM International Ltd.	359,000	371,621
Overseas Union Enterprise Ltd.[c]	180,000	321,058
Raffles Education Corp. Ltd.[c]	538,998	199,573
Sakari Resources Ltd.[c]	721,000	1,354,907
SATS Ltd.	181,000	330,047
Singapore Post Ltd.[c]	4,297,000	3,336,047
SMRT Corp. Ltd.[c]	1,612,000	2,233,452
Sound Global Ltd.[c]	896,000	420,942
STX OSV Holdings Ltd.	180,000	203,528
Suntec REIT	3,939,000	3,528,586
Swiber Holdings Ltd.[a]	359,000	171,517
Tat Hong Holdings Ltd.	181,000	126,110
Venture Corp. Ltd.	361,000	2,075,423
Wing Tai Holdings Ltd.	1,261,000	1,235,044
Yanlord Land Group Ltd.	717,000	656,567
Ying Li International Real Estate Ltd.[a,c]	1,254,000	334,507

		33,961,653
SPAIN — 1.41%
Abengoa SAc	49,587	1,048,326
Almirall SAc	75,185	528,520
Banco de Valencia SAa,c	89,458	53,868
Bolsas y Mercados Espanoles[c]	72,500	1,979,741
Construcciones y Auxiliar de Ferrocarriles SA	3,760	1,958,967
Deoleo SAa	259,567	156,302
Ebro Puleva SA	133,006	2,548,121
FAES FARMA SA	338,523	587,165
Gamesa Corporacion Tecnologica SA	61,401	240,327
Mediaset Espana Comunicacion SA	56,926	332,876
NH Hoteles SAa,c	113,673	370,521
Obrascon Huarte Lain SA	51,373	1,381,647
Papeles y Cartones de Europa SA	251,777	863,522
Sacyr Vallehermoso SA	34,908	166,975
Seda Barcelona SAa	1,070,649	64,471
Tecnicas Reunidas SAc	34,013	1,233,557

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Tubacex SAa,c	323,653	$932,091
Tubos Reunidos SAc	355,338	776,809
Viscofan SA	80,192	3,093,622
Zeltia SAa,c	278,363	637,684

		18,955,112
SWEDEN — 3.25%
Active Biotech ABa	33,294	132,992
Alliance Oil Co. Ltd. SDR[a]	48,155	553,018
Avanza Bank Holding AB	1,765	45,619
Axfood AB	2,129	77,539
Axis Communications AB	33,118	770,876
B & B Tools AB Class B	19,692	191,587
Billerud AB	8,104	71,110
BioInvent International ABa	75,198	206,509
Black Earth Farming Ltd. SDR[a]	63,012	135,566
Castellum AB	270,307	3,433,717
Concentric ABa	48,155	325,305
D. Carnegie & Co. ABa,b	25,632	—
Elekta AB Class B	103,111	4,922,811
Eniro ABa,c	91,833	203,642
Fabege AB	257,044	2,242,255
Fastighets AB Balder Class Ba	30,817	139,843
Gunnebo AB	51,424	207,678
Hakon Invest AB	108,660	1,614,884
Haldex AB	11,452	57,013
Hexpol AB	58,175	1,794,101
HiQ International ABa	60,406	311,371
Hoganas AB Class B	6,087	211,410
Hufvudstaden AB Class A	41,559	436,683
Industrial & Financial Systems Class B	13,741	194,227
Intrum Justitia AB	144,821	2,280,972
JM AB	100,777	1,861,061
Kungsleden AB	230,388	1,733,983
Lindab International AB	108,660	711,698
Loomis AB Class B	125,129	1,823,810
Lundbergforetagen AB	14,795	470,396
Meda AB Class A	253,480	2,672,756
NCC AB Class B	108,660	2,243,604
Net Entertainment NE ABa	30,115	256,509
Net Insight AB Class Ba	453,794	146,613
Nibe Industrier AB Class B	155,551	2,370,020
Nobia ABa	301,455	1,151,031
Nordic Mines ABa	25,599	231,201

Security	Shares	Value

Oriflame Cosmetics SA SDR	46,543	$1,479,118
PA Resources ABa,c	705,000	172,901
Peab AB	264,400	1,475,490
Proffice AB Class B	70,841	272,569
Saab AB	8,104	173,281
SAS ABa,c	137,540	178,757
Swedish Orphan Biovitrum ABa	51,910	135,695
TradeDoubler ABa	88,547	410,915
Trelleborg AB Class B	286,937	2,698,963
Unibet Group PLC	11,626	286,834
Wallenstam AB Class B	8,502	83,654
Wihlborgs Fastigheter AB	5,315	72,590

		43,674,177
SWITZERLAND — 4.56%
Acino Holding AG Registered[a]	4,231	476,194
AFG Arbonia-Forster Holding AGa	17,544	391,096
Allreal Holding AG Registered[a]	10,392	1,577,559
Ascom Holding AG Registered	57,105	552,669
Autoneum Holding AGa	5,713	323,360
Bank Sarasin & Compagnie AG Class B Registered	64,440	1,955,063
Banque Cantonale Vaudoise Registered	359	181,823
Basilea Pharmaceutica AG Registered[a,c]	11,452	485,676
BKW FMB Energie AG	5,890	216,488
Bobst Group AGa,c	12,531	340,664
Bossard Holding AG	1,061	144,220
Bucher Industries AG Registered	11,100	2,194,411
Burckhardt Compression Holding AG	7,340	1,842,184
Charles Voegele Holding AG Bearer[a]	20,050	408,805
Clariant AG Registered[a]	203,715	2,476,657
COLTENE Holding AG Registered[a]	1,791	60,375
Dufry AG Registered[a,c]	15,932	1,810,455
EMS-Chemie Holding AG Registered	5,908	1,065,187
Flughafen Zurich AG Registered	6,266	2,384,841
Forbo Holding AG Registered[a]	3,222	1,935,793
Galenica Holding AG Registered	6,623	3,863,897
Gategroup Holding AGa,c	38,130	1,078,056
Georg Fischer AG Registered[a]	5,371	2,255,925
Gurit Holding AGa	716	375,285
Helvetia Holding AG	1,791	601,804
Huber & Suhner AG	6,341	296,502
Inficon Holding AGa	890	173,045
Kaba Holding AG Class B Registered	7,519	2,810,631

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Komax Holding AGa	4,253	$404,673
Kudelski SA Bearer	23,093	199,640
Kuoni Reisen Holding AG Class B Registered[a]	5,371	1,591,559
Logitech International SA Registered[a,c]	164,691	1,261,688
Meyer Burger Technology AGa,c	29,895	572,153
Micronas Semiconductor Holding AGa	16,289	136,391
Mobilezone Holding AG	73,574	804,066
Mobimo Holding AG Registered[a]	3,760	869,265
Nobel Biocare Holding AG Registered[a]	84,852	1,177,372
OC Oerlikon Corp. AG Registered[a,c]	86,463	592,341
Orascom Development Holding AGa	20,766	307,109
Panalpina Welttransport Holding AG Registered[a]	19,871	2,135,981
Petroplus Holdings AGa,c	118,506	46,392
Phoenix Mecano AG	538	301,294
PSP Swiss Property AG Registered[a]	54,778	4,577,740
PubliGroupe SA Registered	1,970	280,633
Rieter Holding AG Registered[a]	5,729	1,060,949
Schweiter Technologies AG	359	214,713
Schweizerische National-Versicherungs-Gesellschaft AG	5,492	189,317
Swiss Prime Site AG Registered[a]	47,080	3,578,612
Swisslog Holding AG Registered[a]	410,324	370,345
Swissquote Group Holding SA	6,087	244,579
Tecan AG Registered[a]	25,776	1,883,588
Temenos Group AG Registered[a,c]	79,660	1,437,969
U-Blox AGa,c	5,371	261,658
Valiant Holding Registered	14,321	1,784,674
Valora Holding AG Registered	7,161	1,654,755
Vetropack Holding AG	180	348,412
Von Roll Holding AG Bearer[a,c]	114,118	318,925
Zehnder Group AG	7,201	450,650
Zueblin Immobilien Holding AG Registered[a]	31,701	80,666

		61,416,774
UNITED KINGDOM — 20.07%
Abcam PLC	80,556	425,857
Aberdeen Asset Management PLC	882,705	3,327,766
Aegis Group PLC	1,211,254	3,016,222
Afren PLC[a]	868,026	1,650,596
African Barrick Gold PLC	65,519	532,471
African Minerals Ltd.[a,c]	219,110	1,737,478

Security	Shares	Value

Allied Gold Mining PLC[a]	191,542	$400,801
Amerisur Resources PLC[a]	581,250	171,983
Amlin PLC	596,466	3,200,263
Anglo Pacific Group PLC	46,672	214,177
Ashmore Group PLC	131,574	771,140
Ashtead Group PLC	578,528	2,147,251
ASOS PLC[a]	41,352	1,122,396
Aurelian Oil & Gas PLC[a]	80,829	21,046
Avanti Communications Group PLC[a,c]	32,760	147,336
AVEVA Group PLC	106,154	2,641,734
Avocet Mining PLC	120,283	425,181
AZ Electronic Materials SA	169,166	807,799
Bahamas Petroleum Co. PLC[a]	530,926	59,989
Barratt Developments PLC[a]	851,915	1,468,047
BBA Aviation PLC	735,557	2,163,632
Bellway PLC	169,345	1,969,523
Berkeley Group Holdings PLC (The)[a]	96,846	1,936,330
Betfair Group PLC	53,704	738,152
Blinkx PLC[a]	142,815	150,998
Bodycote PLC	319,356	1,537,582
Booker Group PLC	724,638	821,616
Borders & Southern Petroleum PLC[a]	342,699	366,390
Bovis Homes Group PLC	228,240	1,600,255
Bowleven PLC[a,c]	191,184	237,587
Britvic PLC	264,042	1,433,351
BTG PLC[a]	418,887	2,209,807
Cable & Wireless Communications PLC	2,486,287	1,683,176
Cable & Wireless Worldwide PLC	2,557,891	837,570
Cape PLC	97,025	599,887
Capital & Counties Properties PLC	440,010	1,318,586
Carillion PLC	652,496	3,180,657
Catlin Group Ltd.	418,887	2,679,796
Chemring Group PLC	269,949	1,634,962
Chime Communications PLC	42,605	147,072
Close Brothers Group PLC	242,024	2,578,002
COLT Group SAa	561,917	815,795
Computacenter PLC	93,981	589,520
Cookson Group PLC	297,338	2,707,368
Costain Group PLC	44,932	138,265
Cove Energy PLC[a]	206,400	442,965
Croda International PLC	114,031	3,481,970
CSR PLC	204,431	747,470

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Daily Mail & General Trust PLC Class A NVS	326,517	$2,251,173
Dairy Crest Group PLC	255,628	1,264,640
Davis Service Group PLC (The)	379,301	2,757,549
De La Rue PLC	129,247	1,910,070
Debenhams PLC	1,356,010	1,450,821
Derwent London PLC	62,833	1,658,841
Development Securities PLC	113,414	263,090
Devro PLC	288,746	1,212,956
Dialog Semiconductor PLC[a,c]	49,229	1,063,313
Domino’s Pizza UK & IRL PLC	10,040	72,500
Drax Group PLC	278,005	2,331,723
DS Smith PLC	573,910	2,054,941
DSG International PLC[a]	3,590,610	798,929
easyJet PLC[a]	231,820	1,633,038
Electrocomponents PLC	665,343	2,263,682
Elementis PLC	411,905	996,461
EnQuest PLC[a]	501,009	841,217
Enterprise Inns PLC[a]	554,219	325,783
Falkland Oil & Gas Ltd.[a]	126,024	118,329
Faroe Petroleum PLC[a]	121,339	320,249
Fenner PLC	121,370	845,213
Ferrexpo PLC	175,252	941,675
Fidessa Group PLC	29,716	777,961
Filtrona PLC	621,667	3,718,075
FirstGroup PLC	422,109	2,064,940
Galiform PLC[a]	907,229	1,537,596
Galliford Try PLC	17,613	132,439
Gem Diamonds Ltd.[a]	129,605	429,499
Genus PLC	37,056	595,873
Go-Ahead Group PLC (The)	63,728	1,276,183
Grainger PLC	270,665	422,852
Great Portland Estates PLC	144,821	823,411
Greene King PLC	283,375	2,200,574
Greggs PLC	117,611	946,541
Gulf Keystone Petroleum Ltd.[a,c]	648,916	2,839,103
Halfords Group PLC	258,672	1,302,151
Halma PLC	621,667	3,472,819
Hardy Oil & Gas PLC[a]	27,475	72,623
Hargreaves Lansdown PLC	109,376	712,497
Hays PLC	1,498,503	1,687,224
Henderson Group PLC	1,113,808	1,949,229
Heritage Oil PLC[a]	236,295	699,161

Security	Shares	Value

Highland Gold Mining Ltd.	86,821	$241,477
Hikma Pharmaceuticals PLC	108,839	1,233,190
Hill & Smith Holdings PLC	34,870	163,016
Hiscox Ltd.	589,663	3,545,275
Hochschild Mining PLC	193,512	1,509,453
Home Retail Group PLC	494,071	837,365
Homeserve PLC	438,399	1,964,066
Hunting PLC	189,394	2,408,920
IG Group Holdings PLC	390,961	2,922,523
Imagination Technologies Group PLC[a]	154,666	1,410,730
IMI PLC	294,116	3,961,350
Inchcape PLC	489,596	2,633,047
Informa PLC	719,983	4,442,425
Intermediate Capital Group PLC	490,491	2,128,555
International Personal Finance PLC	334,214	1,003,655
Interserve PLC	272,993	1,251,465
ITE Group PLC	110,808	357,940
Jardine Lloyd Thompson Group PLC	132,127	1,421,992
Jazztel PLC[a]	293,400	1,617,725
JD Wetherspoon PLC	195,481	1,255,818
JKX Oil & Gas PLC	140,703	311,406
John Wood Group PLC	331,708	3,444,316
Jupiter Fund Management PLC	55,852	200,601
Kesa Electricals PLC	657,330	699,140
Kier Group PLC	10,383	219,558
Ladbrokes PLC	966,124	2,160,348
Laird PLC	264,579	699,762
Lancashire Holdings Ltd.	124,592	1,353,677
Lavendon Group PLC	70,531	98,224
Logica PLC	1,778,656	2,127,562
Majestic Wine PLC	7,616	47,833
Marston’s PLC	977,581	1,496,393
McBride PLC[a]	158,321	292,311
Mecom Group PLC	99,531	336,119
Melrose PLC	400,444	2,376,023
Melrose Resources PLC	52,272	100,017
Michael Page International PLC	410,984	2,523,523
Micro Focus International PLC	206,993	1,380,731
Millennium & Copthorne Hotels PLC	56,210	394,725
Misys PLC[a]	359,074	1,830,805
Mitchells & Butlers PLC[a]	329,202	1,333,550
Mitie Group PLC	30,995	124,480
Mondi PLC	419,245	3,341,030

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Moneysupermarket.com Group PLC	337,258	$614,171
Morgan Crucible Co. PLC (The)	388,609	1,917,004
Morgan Sindall Group PLC	27,475	287,890
Nanoco Group PLC[a]	48,871	48,201
National Express Group PLC	437,683	1,498,098
Nautical Petroleum PLC[a]	38,757	198,619
New World Resources PLC	71,831	520,744
Northgate PLC[a]	64,104	229,328
Ocado Group PLC[a,c]	172,567	237,190
Ophir Energy PLC[a,c]	108,478	503,794
Pace PLC	332,245	446,965
Pan African Resources PLC	1,487,046	404,795
Paragon Group of Companies PLC	485,658	1,356,516
PartyGaming PLC	522,713	1,323,088
Patagonia Gold PLC[a]	184,200	124,991
Pendragon PLC[a]	1,618,441	287,323
Pennon Group PLC	415,843	4,564,021
Persimmon PLC	339,943	2,824,396
Petra Diamonds Ltd.[a,c]	384,158	782,025
Petropavlovsk PLC	167,555	2,000,264
Playtech Ltd.	188,320	889,307
Premier Farnell PLC	513,909	1,677,096
Premier Foods PLC[a]	1,914,047	362,456
Premier Oil PLC[a]	539,003	3,495,010
Primary Health Properties PLC	110,092	566,362
Promethean World PLC	98,636	86,387
Provident Financial PLC	162,543	2,459,846
Pursuit Dynamics PLC[a,c]	70,967	114,229
PZ Cussons PLC	194,765	938,030
QinetiQ Group PLC	727,860	1,483,992
Quintain Estates and Development PLC[a]	393,569	245,323
Rathbone Brothers PLC	3,722	67,252
Raven Russia Ltd.	357,140	301,518
Redrow PLC[a]	458,806	892,716
Regus PLC	919,939	1,335,574
Renishaw PLC	9,510	209,201
Rentokil Initial PLC[a]	1,978,611	2,343,323
Restaurant Group PLC (The)	505,170	2,364,448
Rightmove PLC	55,852	1,131,683
Rockhopper Exploration PLC[a]	192,975	1,036,144
Rotork PLC	45,648	1,369,383
RPS Group PLC	115,526	380,108

Security	Shares	Value

Salamander Energy PLC[a]	87,000	$313,022
Savills PLC	59,969	317,971
SDL PLC	237,369	2,431,027
Senior PLC	172,925	491,192
Severfield-Rowen PLC	54,957	170,198
Shaftesbury PLC	412,263	3,256,114
Shanks Group PLC	262,047	406,907
SIG PLC	675,231	1,061,820
SOCO International PLC[a]	237,369	1,092,651
Spectris PLC	152,329	3,680,263
Speedy Hire PLC	445,201	189,689
Spirax-Sarco Engineering PLC	45,287	1,414,296
Spirent Communications PLC	664,490	1,245,736
Spirit Pub Co. PLC[a]	461,491	364,128
Sports Direct International PLC[a]	74,827	289,062
St James’s Place PLC	17,085	94,364
St. Modwen Properties PLC	63,048	123,869
Stagecoach Group PLC	166,407	738,690
Sthree PLC	56,568	242,807
SuperGroup PLC[a,c]	27,123	278,210
Synergy Health PLC	4,784	63,943
TalkTalk Telecom Group PLC	231,641	449,616
Taylor Wimpey PLC[a]	3,326,568	2,225,786
Telecity Group PLC[a]	106,691	1,089,314
Telecom plus PLC	9,336	99,519
Thomas Cook Group PLC	841,532	179,277
Travis Perkins PLC	259,209	3,587,325
Trinity Mirror PLC[a]	580,402	423,606
TT electronics PLC	138,420	364,785
Tullett Prebon PLC	317,208	1,490,699
UBM PLC	182,413	1,581,775
UK Coal PLC[a]	297,875	155,120
Ultra Electronics Holdings PLC	135,333	3,271,776
UNITE Group PLC	224,481	630,552
Valiant Petroleum PLC[a]	21,662	142,290
Vectura Group PLC[a]	1,054,018	977,185
Victrex PLC	65,340	1,316,713
Volex PLC	33,834	135,615
W.S. Atkins PLC	140,882	1,558,456
WH Smith PLC	257,777	2,245,455
William Hill PLC	744,150	2,638,667
Wincanton PLC[a]	322,400	422,274
Wolfson Microelectronics PLC[a]	79,075	198,407

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2012

Security	Shares	Value

Workspace Group PLC	64,041	$228,901
WSP Group PLC	62,342	245,701
Xchanging PLC[a]	71,605	77,968
Xcite Energy Ltd.[a,c]	69,207	103,752
Yell Group PLC[a,c]	3,783,226	343,879
Yule Catto & Co. PLC	99,352	307,137
Zanaga Iron Ore Co. Ltd.[a]	45,648	73,476

		270,026,678
UNITED STATES — 0.05%
Colfax Corp.[a]	22,075	670,197

		670,197

TOTAL COMMON STOCKS
(Cost: $1,367,818,666)		1,339,820,547

PREFERRED STOCKS — 0.11%

AUSTRALIA — 0.02%
Gunns Ltd.	4,860	194,822

		194,822
GERMANY — 0.09%
Fuchs Petrolub AG	27,210	1,260,921

		1,260,921

TOTAL PREFERRED STOCKS
(Cost: $1,345,362)		1,455,743

RIGHTS — 0.00%

CYPRUS — 0.00%
Bank of Cyprus PLC[a]	546,399	71

		71

TOTAL RIGHTS
(Cost: $0)		71

SHORT-TERM INVESTMENTS — 4.88%

MONEY MARKET FUNDS — 4.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.22%[e,f,g]	60,898,578	60,898,578
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%[e,f,g]	4,669,937	4,669,937

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%[e,f]	136,822	$136,822

		65,705,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,705,337)		65,705,337

TOTAL INVESTMENTS IN SECURITIES — 104.56%
(Cost: $1,434,869,365)		1,406,981,698
Other Assets, Less Liabilities — (4.56)%		(61,326,190)

NET ASSETS — 100.00%		$1,345,655,508

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,096,235,165	$1,363,802,222	$1,369,164,028
Affiliated (Note 2)	8,129,758	10,945,431	65,705,337

Total cost of investments	$1,104,364,923	$1,374,747,653	$1,434,869,365

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,162,476,060	$1,269,939,350	$1,341,276,361
Affiliated (Note 2)	8,129,758	10,945,431	65,705,337

Total fair value of investments	1,170,605,818	1,280,884,781	1,406,981,698
Foreign currencies, at value[b]	2,108,152	1,095,953	4,599,865
Receivables:
Investment securities sold	—	—	302,633
Dividends and interest	2,758,080	2,488,553	2,486,606
Capital shares sold	—	—	224,801

Total Assets	1,175,472,050	1,284,469,287	1,414,595,603

LIABILITIES
Payables:
Investment securities purchased	902,783	13,128	2,939,808
Collateral for securities on loan (Note 5)	8,083,203	10,917,384	65,568,515
Investment advisory fees (Note 2)	384,031	418,444	431,772

Total Liabilities	9,370,017	11,348,956	68,940,095

NET ASSETS	$1,166,102,033	$1,273,120,331	$1,345,655,508

Net assets consist of:
Paid-in capital	$1,518,826,631	$1,683,086,321	$1,386,090,400
Distributions in excess of net investment income	(87,499)	(2,592,598)	(14,173,932)
Undistributed net realized gain (accumulated net realized loss)	(419,080,566)	(313,560,536)	1,553,321
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	66,443,467	(93,812,856)	(27,814,281)

NET ASSETS	$1,166,102,033	$1,273,120,331	$1,345,655,508

Shares outstanding[c]	21,200,000	28,400,000	35,800,000

Net asset value per share	$55.00	$44.83	$37.59

[a]	Securities on loan with values of $7,640,991, $10,320,818 and $61,882,309, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,066,819, $1,081,962 and $4,554,590, respectively.
c	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,663,665	$20,153,587	$15,453,409
Interest — unaffiliated	—	504	—
Interest — affiliated (Note 2)	168	186	174
Securities lending income — affiliated (Note 2)	65,349	125,754	614,158

	10,729,182	20,280,031	16,067,741
Less: Other foreign taxes (Note 1)	—	—	(50,320)

Total investment income	10,729,182	20,280,031	16,017,421

EXPENSES
Investment advisory fees (Note 2)	2,389,364	2,424,546	2,621,709

Total expenses	2,389,364	2,424,546	2,621,709

Net investment income	8,339,818	17,855,485	13,395,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,789,834)	(28,905,489)	(36,537)
In-kind redemptions — unaffiliated	16,941,988	1,238,710	26,918,611
Foreign currency transactions	(250,198)	(463,562)	(294,964)

Net realized gain (loss)	(26,098,044)	(28,130,341)	26,587,110

Net change in unrealized appreciation/depreciation on:
Investments	(138,031,666)	(133,459,612)	(212,260,952)
Translation of assets and liabilities in foreign currencies	(277,425)	(105,953)	(65,320)

Net change in unrealized appreciation/depreciation	(138,309,091)	(133,565,565)	(212,326,272)

Net realized and unrealized loss	(164,407,135)	(161,695,906)	(185,739,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(156,067,317)	$(143,840,421)	$(172,343,450)

[a]	Net of foreign withholding tax of $443,060, $1,256,364 and $619,803, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,339,818	$27,331,577	$17,855,485	$50,248,456
Net realized gain (loss)	(26,098,044)	30,304,264	(28,130,341)	(22,315,347)
Net change in unrealized appreciation/depreciation	(138,309,091)	188,296,043	(133,565,565)	140,393,103

Net increase (decrease) in net assets resulting from operations	(156,067,317)	245,931,884	(143,840,421)	168,326,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,540,670)	(27,513,374)	(19,873,784)	(52,179,560)

Total distributions to shareholders	(10,540,670)	(27,513,374)	(19,873,784)	(52,179,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	48,478,438	50,416,307	62,437,803
Cost of shares redeemed	(85,516,944)	(139,309,962)	(16,893,911)	—

Net increase (decrease) in net assets from capital share transactions	(85,516,944)	(90,831,524)	33,522,396	62,437,803

INCREASE (DECREASE) IN NET ASSETS	(252,124,931)	127,586,986	(130,191,809)	178,584,455

NET ASSETS
Beginning of period	1,418,226,964	1,290,639,978	1,403,312,140	1,224,727,685

End of period	$1,166,102,033	$1,418,226,964	$1,273,120,331	$1,403,312,140

Undistributed (distributions in excess of ) net investment income included in net assets at end of period	$(87,499)	$2,113,353	$(2,592,598)	$(574,299)

SHARES ISSUED AND REDEEMED
Shares sold	—	800,000	1,200,000	1,200,000
Shares redeemed	(1,600,000)	(2,400,000)	(400,000)	—

Net increase (decrease) in shares outstanding	(1,600,000)	(1,600,000)	800,000	1,200,000

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,395,712	$33,993,362
Net realized gain	26,587,110	80,886,851
Net change in unrealized appreciation/depreciation	(212,326,272)	149,468,512

Net increase (decrease) in net assets resulting from operations	(172,343,450)	264,348,725

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,398,435)	(49,381,658)

Total distributions to shareholders	(20,398,435)	(49,381,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,751,957	455,407,765
Cost of shares redeemed	(101,738,503)	(184,909,498)

Net increase (decrease) in net assets from capital share transactions	(9,986,546)	270,498,267

INCREASE (DECREASE) IN NET ASSETS	(202,728,431)	485,465,334

NET ASSETS
Beginning of period	1,548,383,939	1,062,918,605

End of period	$1,345,655,508	$1,548,383,939

Distributions in excess of net investment income included in net assets at end of period	$(14,173,932)	$(7,171,209)

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	10,800,000
Shares redeemed	(2,800,000)	(4,400,000)

Net increase (decrease) in shares outstanding	(400,000)	6,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$62.20	$52.90	$49.95	$68.42	$75.32	$61.72

Income from investment operations:
Net investment income[a]	0.38	1.20	1.02	1.12	1.70	1.35
Net realized and unrealized gain (loss)[b]	(7.09)	9.32	2.99	(18.41)	(6.97)	12.94

Total from investment operations	(6.71)	10.52	4.01	(17.29)	(5.27)	14.29

Less distributions from:
Net investment income	(0.49)	(1.22)	(1.06)	(1.18)	(1.61)	(0.69)
Net realized gain	—	—	—	—	(0.02)	—

Total distributions	(0.49)	(1.22)	(1.06)	(1.18)	(1.63)	(0.69)

Net asset value, end of period	$55.00	$62.20	$52.90	$49.95	$68.42	$75.32

Total return	(10.72)%[c]	19.95%	8.06%	(25.03)%	(7.11)%	23.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,166,102	$1,418,227	$1,290,640	$1,198,696	$1,340,995	$512,154
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.40%	2.00%	1.92%	2.44%	2.30%	1.93%
Portfolio turnover rate[f]	14%	27%	28%	33%	37%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$50.84	$46.39	$46.06	$59.26	$76.71	$63.05

Income from investment operations:
Net investment income[a]	0.65	1.86	1.46	1.53	2.72	2.16
Net realized and unrealized gain (loss)[b]	(5.95)	4.50	0.42	(13.43)	(15.42)	12.69

Total from investment operations	(5.30)	6.36	1.88	(11.90)	(12.70)	14.85

Less distributions from:
Net investment income	(0.71)	(1.91)	(1.55)	(1.30)	(3.83)	(1.19)
Net realized gain	—	—	—	—	(0.92)	—

Total distributions	(0.71)	(1.91)	(1.55)	(1.30)	(4.75)	(1.19)

Net asset value, end of period	$44.83	$50.84	$46.39	$46.06	$59.26	$76.71

Total return	(10.34)%[c]	13.77%	4.15%	(19.73)%	(17.21)%	23.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,273,120	$1,403,312	$1,224,728	$1,142,401	$924,447	$1,196,658
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.95%	3.63%	2.99%	3.79%	3.88%	2.95%
Portfolio turnover rate[e]	15%	29%	30%	35%	28%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$42.77	$35.67	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.37	1.02	0.75	0.74	0.87
Net realized and unrealized gain (loss)[c]	(4.97)	7.56	3.63	(9.19)	(9.98)

Total from investment operations	(4.60)	8.58	4.38	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.58)	(1.48)	(0.74)	(0.56)	(0.55)

Total distributions	(0.58)	(1.48)	(0.74)	(0.56)	(0.55)

Net asset value, end of period	$37.59	$42.77	$35.67	$32.03	$41.04

Total return	(10.62)%[d]	24.21%	13.77%	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,345,656	$1,548,384	$1,062,919	$377,999	$155,933
Ratio of expenses to average net assets[e,f]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.04%	2.46%	2.13%	2.76%	3.10%
Portfolio turnover rate[g]	7%	12%	15%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
MSCI EAFE Growth	Non-diversified
MSCI EAFE Value	Non-diversified
MSCI EAFE Small Cap	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
MSCI EAFE Growth
Assets:
Common Stocks	$1,155,227,023	$—	$—	$1,155,227,023
Preferred Stocks	7,249,037	—	—	7,249,037
Short-Term Investments	8,129,758	—	—	8,129,758

	$1,170,605,818	$—	$—	$1,170,605,818

MSCI EAFE Value
Assets:
Common Stocks	$1,262,624,353	$—	$362	$1,262,624,715
Preferred Stocks	6,954,238	—	—	6,954,238
Rights	—	360,397	—	360,397
Short-Term Investments	10,945,431	—	—	10,945,431

	$1,280,524,022	$360,397	$362	$1,280,884,781

MSCI EAFE Small Cap
Assets:
Common Stocks	$1,339,284,537	$535,990	$20	$1,339,820,547
Preferred Stocks	1,455,743	—	—	1,455,743
Rights	—	71	—	71
Short-Term Investments	65,705,337	—	—	65,705,337

	$1,406,445,617	$536,061	$20	$1,406,981,698

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$368,517,631
MSCI EAFE Value	3,201,806	26,442,709	117,568,907	84,394,874	231,608,296
MSCI EAFE Small Cap	—	—	7,305,376	—	7,305,376

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$1,119,320,847	$150,032,690	$(98,747,719)	$51,284,971
MSCI EAFE Value	1,427,099,798	97,527,423	(243,742,440)	(146,215,017)
MSCI EAFE Small Cap	1,464,407,717	144,181,256	(201,607,275)	(57,426,019)

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
MSCI EAFE Growth	$35,188
MSCI EAFE Value	67,714
MSCI EAFE Small Cap	330,701

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
MSCI EAFE Growth	$170,626,318	$172,664,465
MSCI EAFE Value	180,876,136	180,903,649
MSCI EAFE Small Cap	98,283,170	93,888,280

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$—	$84,690,193
MSCI EAFE Value	49,937,679	16,706,918
MSCI EAFE Small Cap	75,891,803	96,173,245

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor do this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-75-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Index Fund  |  EFA  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.63)%	(9.52)%	(9.59)%	(3.91)%	(4.09)%	(3.85)%	5.69%	5.74%	5.79%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Ten Years Ended 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.63)%	(9.52)%	(9.59)%	(18.10)%	(18.86)%	(17.84)%	73.90%	74.81%	75.53%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.51)%, net of fees, while the total return for the Index was (10.42)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Financial	22.11%
Consumer Non-Cyclical	20.65
Industrial	11.49
Consumer Cyclical	11.13
Basic Materials	10.21
Energy	8.57
Communications	7.61
Utilities	4.36
Technology	2.35
Diversified	1.20
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.89%
HSBC Holdings PLC (United Kingdom)	1.48
BP PLC (United Kingdom)	1.40
Vodafone Group PLC (United Kingdom)	1.37
Royal Dutch Shell PLC Class A (United Kingdom)	1.29
BHP Billiton Ltd. (Australia)	1.27
Novartis AG Registered (Switzerland)	1.26
Roche Holding AG Genusschein (Switzerland)	1.19
GlaxoSmithKline PLC (United Kingdom)	1.13
Total SA (France)	1.12

TOTAL	13.40%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
Actual	$1,000.00	$894.90	0.34%	$1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.34	1.73

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.09%

AUSTRALIA — 8.85%
AGL Energy Ltd.	1,749,440	$27,125,983
Alumina Ltd.	9,072,448	12,341,433
Amcor Ltd.	4,634,784	34,676,344
AMP Ltd.	11,127,424	50,495,614
Asciano Group	3,686,543	18,414,007
ASX Ltd.	654,192	20,850,326
Australia and New Zealand Banking Group Ltd.	10,117,184	230,201,136
Bendigo and Adelaide Bank Ltd.	1,297,296	11,429,435
BGP Holdings PLC[a,b]	33,026,812	4,323
BHP Billiton Ltd.	12,297,824	489,845,363
Boral Ltd.	2,816,352	12,092,036
Brambles Ltd.	5,661,040	43,738,288
Caltex Australia Ltd.	526,064	7,117,019
Campbell Brothers Ltd.	250,096	13,821,056
CFS Retail Property Trust	6,084,848	11,090,344
Coca-Cola Amatil Ltd.	2,167,088	26,600,493
Cochlear Ltd.	220,528	13,921,349
Commonwealth Bank of Australia	6,008,464	323,489,206
Computershare Ltd.	1,764,224	14,343,208
Crown Ltd.	1,753,136	15,072,846
CSL Ltd.	2,020,480	66,844,368
Dexus Property Group	17,175,312	16,245,227
Echo Entertainment Group Ltd.[a]	2,638,944	10,124,382
Fairfax Media Ltd.[c]	9,188,256	7,225,967
Fortescue Metals Group Ltd.	4,985,904	26,758,788
Goodman Group	25,991,504	17,678,383
GPT Group	6,189,568	20,325,908
Harvey Norman Holdings Ltd.	2,380,224	5,210,941
Iluka Resources Ltd.	1,567,104	30,510,859
Incitec Pivot Ltd.	6,323,856	21,573,378
Insurance Australia Group Ltd.	8,095,472	25,036,079
James Hardie Industries SE	1,637,328	12,337,100
Leighton Holdings Ltd.	597,520	14,878,388
Lend Lease Group	1,993,376	15,570,685
Lynas Corp. Ltd.[a,c]	6,509,888	9,166,859
Macquarie Group Ltd.	1,373,680	37,226,902
Metcash Ltd.	2,873,024	12,335,358
Mirvac Group	12,430,880	16,315,485
National Australia Bank Ltd.	8,461,376	214,467,023

Security	Shares	Value

Newcrest Mining Ltd.	2,935,856	$105,209,138
OneSteel Ltd.	5,819,968	4,577,027
Orica Ltd.	1,406,944	37,006,939
Origin Energy Ltd.	4,101,328	59,975,528
OZ Minerals Ltd.	1,211,056	14,041,714
Qantas Airways Ltd.[a]	4,849,152	8,116,663
QBE Insurance Group Ltd.	4,234,384	51,571,054
QR National Ltd.	6,214,208	24,501,397
Ramsay Health Care Ltd.	527,296	10,636,086
Rio Tinto Ltd.	1,661,968	122,154,308
Santos Ltd.	3,629,472	51,918,203
Sims Metal Management Ltd.	628,320	10,049,594
Sonic Healthcare Ltd.	1,452,528	17,335,462
SP AusNet	5,674,592	5,819,600
Stockland Corp. Ltd.	8,896,272	31,767,166
Suncorp Group Ltd.	4,988,368	44,584,677
Sydney Airport	1,454,498	4,127,200
Tabcorp Holdings Ltd.	2,553,936	7,898,309
Tatts Group Ltd.	4,999,456	13,495,458
Telstra Corp. Ltd.	16,946,160	59,971,744
Toll Holdings Ltd.	2,549,008	13,517,703
Transurban Group	4,861,472	28,364,248
Wesfarmers Ltd.	3,856,160	124,173,471
Westfield Group	8,346,800	75,399,780
Westfield Retail Trust	10,467,072	28,143,420
Westpac Banking Corp.	11,657,184	262,020,438
Woodside Petroleum Ltd.	2,444,288	88,866,197
Woolworths Ltd.	4,674,208	123,144,695
WorleyParsons Ltd.	744,128	21,581,535

		3,406,470,643
AUSTRIA — 0.26%
Erste Group Bank AG	717,024	15,759,429
IMMOEAST AG Escrow[a,b]	1,571,072	206
IMMOFINANZ AGa	3,562,944	11,468,949
IMMOFINANZ AG Escrow[a,b]	1,157,632	152
OMV AG	608,608	19,969,237
Raiffeisen International Bank Holding AGc	197,120	6,709,036
Telekom Austria AG	1,308,384	15,260,509
Verbund AG	294,448	8,005,735
Vienna Insurance Group AG	179,872	7,770,225
voestalpine AG	417,648	13,703,585

		98,647,063

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

BELGIUM — 0.94%
Ageas	8,881,488	$18,474,204
Anheuser-Busch InBev NV	3,082,464	187,046,979
Bekaert NVc	156,464	6,367,827
Belgacom SA	602,448	18,820,758
Colruyt SA	285,824	10,815,031
Delhaize Group SA	388,080	21,151,245
Groupe Bruxelles Lambert SA	311,696	22,604,614
KBC Groep NV	643,104	12,202,688
Mobistar SA	110,880	5,549,711
Solvay SA	230,384	22,736,424
UCB SA	396,704	16,145,199
Umicore	442,288	20,579,735

		362,494,415
DENMARK — 1.04%
A.P. Moeller-Maersk A/S Class A	1,388	9,771,223
A.P. Moeller-Maersk A/S Class B	5,623	41,465,931
Carlsberg A/S Class B	412,720	31,365,601
Coloplast A/S Class B	91,168	13,468,556
Danske Bank A/Sa	2,499,728	36,533,183
DSV A/S	766,304	15,665,706
Novo Nordisk A/S Class B	1,631,168	193,012,140
Novozymes A/S Class B	925,232	26,066,774
TDC A/S	1,402,016	10,936,374
TrygVesta A/S	85,008	4,620,756
Vestas Wind Systems A/Sa,c	788,480	8,899,495
William Demant Holding A/Sa,c	86,240	7,147,754

		398,953,493
FINLAND — 0.84%
Elisa OYJ	524,832	11,047,460
Fortum OYJ	1,700,160	37,389,975
Kesko OYJ Class B	247,632	8,745,906
Kone OYJ Class B	571,648	31,144,895
Metso OYJ	490,336	21,374,409
Neste Oil OYJ	523,600	5,880,890
Nokia OYJ	14,393,456	71,937,793
Nokian Renkaat OYJ	441,056	15,767,816
Orion OYJ Class B	352,352	6,844,894
Pohjola Bank PLC Class A	564,256	6,023,602
Sampo OYJ Class A	1,596,672	42,095,074
Sanoma OYJ[c]	294,448	3,977,813
Stora Enso OYJ Class R	2,228,688	15,870,999

Security	Shares	Value

UPM-Kymmene OYJ	2,002,000	$25,683,029
Wartsila OYJ Abp	630,784	21,270,741

		325,055,296
FRANCE — 9.06%
Accor SA	560,560	17,046,194
Aeroports de Paris	117,040	8,648,770
Alcatel-Lucent[a],c	9,009,616	16,028,092
ALSTOM	790,944	30,171,117
ArcelorMittal	3,304,224	66,546,173
Arkema SA	211,904	17,137,330
AtoS	189,728	9,542,120
AXA[c]	6,714,400	102,001,945
BNP Paribas SA	3,715,712	157,449,340
Bouygues SAc	729,344	22,680,026
Bureau Veritas SA	195,888	14,377,868
Cap Gemini SA	574,112	20,975,512
Carrefour SA	2,221,296	50,740,877
Casino Guichard-Perrachon SA	204,512	18,204,712
Christian Dior SA	227,920	32,282,399
CNP Assurances SA	590,128	7,960,683
Compagnie de Saint-Gobain	1,536,304	68,417,558
Compagnie Generale de Geophysique-Veritas[a]	556,864	15,541,482
Compagnie Generale des Etablissements Michelin Class B	726,880	49,764,599
Credit Agricole SA	3,898,048	24,038,999
Danone SA	2,228,688	137,660,497
Dassault Systemes SA	225,456	18,705,535
Edenred SA	593,824	14,427,524
Eiffage SA	171,248	5,257,957
Electricite de France	948,640	21,880,812
Essilor International SA	765,072	56,084,963
Eurazeo	138,367	6,029,793
European Aeronautic Defence and Space Co. NV	1,548,624	52,059,154
Eutelsat Communications	367,136	13,637,003
Fonciere des Regions	93,632	6,193,408
France Telecom SA	7,164,080	107,520,329
GDF Suez	4,755,520	129,173,139
Gecina SA	73,920	7,062,873
Groupe Eurotunnel SA	1,985,874	16,374,928
Icade	79,244	6,458,499
Iliad SA	71,456	8,641,174

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Imerys SA	121,968	$6,796,818
JCDecaux SAa	246,400	6,252,628
Klepierre	385,616	11,587,465
L’Air Liquide SA	1,082,928	136,402,093
L’Oreal SA	925,232	98,480,604
Lafarge SA	783,552	31,945,689
Lagardere SCA	462,000	13,141,889
Legrand SA	829,136	28,621,474
LVMH Moet Hennessy Louis Vuitton SA	976,976	158,073,280
Natixis	3,576,496	11,002,255
Neopost SA	134,288	9,492,641
Pernod Ricard SA	757,680	72,791,189
PPR SA	300,608	47,339,347
PSA Peugeot Citroen SA	702,240	12,957,068
Publicis Groupe SA	537,152	27,043,480
Renault SA	777,392	33,139,599
Safran SA	618,464	19,284,673
Sanofi	4,405,632	325,673,263
Schneider Electric SA	1,871,408	116,314,884
SCOR SE	641,872	16,162,060
SES SA Class A FDR	1,155,616	27,305,294
Societe BIC SA	118,272	10,546,605
Societe Generale	2,552,704	68,052,012
Societe Television Francaise 1	448,448	4,937,012
Sodexo	351,120	26,079,604
STMicroelectronics NV	2,616,768	17,401,434
Suez Environnement SA	1,066,912	13,667,526
Technip SA	376,992	35,393,908
Thales SA	359,744	12,316,984
Total SA	8,139,824	430,532,782
Unibail-Rodamco SE	338,800	65,106,681
Vallourec SA	433,664	29,309,715
Veolia Environnement	1,432,816	16,295,449
Vinci SA	1,729,728	80,292,068
Vivendi SA	4,794,944	100,429,112
Wendel	134,288	10,004,189

		3,486,896,158
GERMANY — 7.67%
Adidas AG	797,104	57,473,153
Allianz SE Registered	1,745,744	192,099,415
Axel Springer AG	145,376	6,821,461
BASF SE	3,518,592	270,741,351

Security	Shares	Value

Bayer AG Registered	3,177,328	$222,687,847
Bayerische Motoren Werke AG	1,319,472	112,945,158
Beiersdorf AG	379,456	22,799,757
Brenntag AG	119,504	12,505,547
Celesio AG	346,192	6,677,644
Commerzbank AGa,c	13,994,288	33,505,848
Continental AGa	321,552	25,706,043
Daimler AG Registered	3,533,376	195,398,519
Deutsche Bank AG Registered	3,583,098	151,900,319
Deutsche Boerse AGa	742,896	43,761,947
Deutsche Lufthansa AG Registered	899,360	12,438,247
Deutsche Post AG Registered	3,179,792	52,863,819
Deutsche Telekom AG Registered	10,786,160	121,400,478
E.ON AG	6,912,752	147,908,114
Fraport AG	124,432	7,456,997
Fresenius Medical Care AG & Co. KGaA	793,408	56,656,198
Fresenius SE & Co. KGaA	433,664	44,018,503
GEA Group AG	646,800	20,790,553
Hannover Rueckversicherung AG Registered	222,992	11,876,260
HeidelbergCement AG	540,848	26,602,982
Henkel AG & Co. KGaA	508,816	26,456,117
Hochtief AG	158,928	10,256,600
Infineon Technologies AG	4,243,008	38,746,852
K+S AG	651,728	31,101,374
Kabel Deutschland Holding AGa	335,104	17,485,297
LANXESS AG	317,856	20,719,165
Linde AG	648,032	102,899,521
MAN SE	239,008	25,142,500
Merck KGaA	247,632	25,855,206
METRO AG	491,568	18,924,949
Muenchener Rueckversicherungs-Gesellschaft AG Registered	683,760	89,149,545
QIAGEN NVa,c	896,896	14,646,665
RWE AG	1,916,980	73,375,496
Salzgitter AG	140,448	8,396,585
SAP AG	3,521,056	212,900,653
Siemens AG Registered	3,146,528	297,141,860
Suedzucker AG	231,616	6,849,216
ThyssenKrupp AG	1,464,848	41,553,497
United Internet AG Registered	434,896	8,129,610
Volkswagen AG	124,432	20,116,626

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Wacker Chemie AGc	62,832	$5,763,272

		2,952,646,766
GREECE — 0.10%
Coca-Cola Hellenic Bottling Co. SAa	634,920	11,802,213
Hellenic Telecommunications Organization SA	51,533	190,910
Hellenic Telecommunications Organization SA SP ADR	2,219,706	4,261,835
National Bank of Greece SAa,c	1,242,778	4,473,860
National Bank of Greece SA SP ADR[a,c]	2,925,396	10,677,695
OPAP SA	812,246	8,336,039

		39,742,552
HONG KONG — 2.89%
AIA Group Ltd.	30,800,000	102,871,881
ASM Pacific Technology Ltd.[c]	644,900	8,299,828
Bank of East Asia Ltd. (The)[c]	5,667,240	23,130,846
BOC Hong Kong (Holdings) Ltd.	12,320,000	32,569,476
Cathay Pacific Airways Ltd.[c]	2,749,000	5,445,179
Cheung Kong (Holdings) Ltd.	6,160,000	82,933,007
Cheung Kong Infrastructure Holdings Ltd.[c]	1,232,000	7,014,353
CLP Holdings Ltd.	7,392,000	60,531,562
First Pacific Co. Ltd.	7,392,000	8,445,821
Foxconn International Holdings Ltd.[a]	7,738,000	5,328,638
Galaxy Entertainment Group Ltd.[a,c]	4,928,000	10,752,693
Hang Lung Group Ltd.[c]	2,486,000	15,788,961
Hang Lung Properties Ltd.	9,856,000	33,872,255
Hang Seng Bank Ltd.[c]	2,710,400	34,987,561
Henderson Land Development Co. Ltd.	4,928,000	26,754,633
HKT Trust and HKT Ltd.[a]	166,021	106,406
Hong Kong and China Gas Co. Ltd. (The)	20,260,522	48,074,486
Hong Kong Exchanges and Clearing Ltd.[c]	3,696,000	64,153,924
Hopewell Holdings Ltd.	1,232,000	3,217,229
Hutchison Whampoa Ltd.	8,652,000	82,285,770
Hysan Development Co. Ltd.	1,232,000	4,845,702
Kerry Properties Ltd.	2,466,000	9,460,765
Li & Fung Ltd.[c]	22,176,400	48,502,385
Lifestyle International Holdings Ltd.	791,000	1,850,376

Security	Shares	Value

Link REIT (The)	8,008,000	$29,173,512
MTR Corp. Ltd.	6,776,000	22,588,123
New World Development Co. Ltd.	14,784,599	16,205,957
NWS Holdings Ltd.	5,484,000	8,882,460
Orient Overseas International Ltd.	1,236,000	6,455,348
PCCW Ltd.	7,535,000	2,380,650
Power Assets Holdings Ltd.	6,180,000	44,589,722
Sands China Ltd.[a]	8,377,600	28,359,275
Shangri-La Asia Ltd.	5,308,666	11,021,926
Sino Land Co. Ltd.	7,462,000	12,432,657
SJM Holdings Ltd.	6,160,000	11,025,959
Sun Hung Kai Properties Ltd.	6,160,000	85,316,139
Swire Pacific Ltd. Class A	3,696,000	41,109,033
Swire Properties Ltd.[a]	35,700	89,958
Wharf (Holdings) Ltd. (The)	6,694,912	38,074,101
Wheelock and Co. Ltd.	2,464,000	7,864,337
Wing Hang Bank Ltd.[c]	616,000	5,679,799
Wynn Macau Ltd.[c]	5,420,800	13,897,157
Yue Yuen Industrial (Holdings) Ltd.[c]	2,464,000	7,546,586

		1,113,916,436
IRELAND — 0.27%
CRH PLC	2,772,000	54,938,298
Elan Corp. PLC[a]	1,983,520	26,458,600
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	468
Kerry Group PLC Class A	549,472	20,201,150
Ryanair Holdings PLC[a]	177,504	971,271

		102,569,787
ISRAEL — 0.67%
Bank Hapoalim Ltd.	3,843,840	13,409,461
Bank Leumi le-Israel	4,341,568	14,182,517
Bezeq The Israel Telecommunication Corp. Ltd.	6,863,472	11,907,596
Cellcom Israel Ltd.[c]	240,240	3,494,295
Delek Group Ltd. (The)	17,248	3,684,934
Elbit Systems Ltd.	87,472	3,647,785
Israel Chemicals Ltd.	1,727,264	18,100,072
Israel Corp. Ltd. (The)	8,624	5,260,898
Israel Discount Bank Ltd. Class Aa	2,785,594	4,013,674
Mizrahi Tefahot Bank Ltd.	409,024	3,582,022
NICE Systems Ltd.[a,c]	239,008	8,631,838
Partner Communications Co. Ltd.	385,616	3,194,568
Teva Pharmaceutical Industries Ltd.	3,625,776	163,415,802

		256,525,462

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

ITALY — 2.31%
A2A SpA[c]	4,356,352	$4,148,700
Assicurazioni Generali SpA	4,516,512	70,534,195
Atlantia SpA	1,176,125	18,321,311
Autogrill SpA	431,200	4,727,371
Banca Carige SpA[c]	2,219,796	4,390,699
Banca Monte dei Paschi di Siena SpA	17,956,400	6,819,038
Banco Popolare SpA[c]	6,980,512	10,535,925
Enel Green Power SpA	6,400,240	12,751,668
Enel SpA	25,308,976	103,566,583
Eni SpA	9,270,800	205,097,334
Exor SpA	245,168	5,664,539
Fiat Industrial SpA[a]	3,008,544	29,498,116
Fiat SpA	3,108,336	18,660,278
Finmeccanica SpA	1,592,976	7,173,379
Intesa Sanpaolo SpA	39,044,544	74,622,417
Luxottica Group SpA	457,072	15,071,931
Mediaset SpA	2,844,688	8,408,425
Mediobanca SpA	1,982,288	11,661,540
Pirelli & C. SpA	997,920	9,235,730
Prysmian SpA	768,768	11,552,960
Saipem SpA	1,015,168	47,548,230
Snam Rete Gas SpA	5,994,912	27,042,958
Telecom Italia SpA	36,366,176	37,012,987
Tenaris SA	1,823,360	35,731,424
Terna SpA	4,594,128	16,851,064
UniCredit SpA[c]	15,574,384	77,269,159
Unione di Banche Italiane ScpA	3,203,200	14,726,335

		888,624,296
JAPAN — 21.39%
ABC-MART Inc.	18,700	669,031
Advantest Corp.	492,800	5,655,082
AEON Co. Ltd.	1,848,000	24,357,246
AEON Credit Service Co. Ltd.	492,890	7,543,641
AEON Mall Co. Ltd.	369,600	8,172,401
Air Water Inc.	106,000	1,395,725
Aisin Seiki Co. Ltd.	739,200	23,344,178
Ajinomoto Co. Inc.	2,472,000	29,826,098
Alfresa Holdings Corp.	123,200	5,396,564
All Nippon Airways Co. Ltd.[c]	2,875,000	8,370,492
Amada Co. Ltd.	2,472,000	17,085,167

Security	Shares	Value

Aozora Bank Ltd.	3,696,000	$10,276,092
Asahi Glass Co. Ltd.	4,111,000	33,481,062
Asahi Group Holdings Ltd.	1,355,200	29,947,698
Asahi Kasei Corp.	4,944,000	31,252,564
ASICS Corp.	201,200	2,279,827
Astellas Pharma Inc.	1,601,690	65,748,062
Bank of Kyoto Ltd. (The)	2,464,000	21,230,793
Bank of Yokohama Ltd. (The)	4,965,000	22,985,508
Benesse Holdings Inc.	370,800	17,263,475
Bridgestone Corp.	2,340,800	53,354,891
Brother Industries Ltd.	739,200	9,956,176
Canon Inc.	4,312,000	186,052,197
Casio Computer Co. Ltd.[c]	739,200	4,343,103
Central Japan Railway Co.	6,180	53,087,213
Chiba Bank Ltd. (The)	3,696,000	22,878,846
Chiyoda Corp.	210,000	2,448,393
Chubu Electric Power Co. Inc.	2,587,200	47,570,550
Chugai Pharmaceutical Co. Ltd.	862,400	13,696,609
Chugoku Bank Ltd. (The)	16,000	218,230
Chugoku Electric Power Co. Inc. (The)	985,600	18,018,707
Citizen Holdings Co. Ltd.	862,400	5,236,606
Coca-Cola West Co. Ltd.	428,400	7,360,052
Cosmo Oil Co. Ltd.	1,232,000	3,586,938
Credit Saison Co. Ltd.	492,800	10,024,037
Dai Nippon Printing Co. Ltd.	2,472,000	26,584,131
Dai-ichi Life Insurance Co. Ltd. (The)	32,032	33,607,344
Daicel Corp.	1,236,000	7,748,302
Daido Steel Co. Ltd.	1,599,000	10,464,275
Daihatsu Motor Co. Ltd.	390,000	7,518,689
Daiichi Sankyo Co. Ltd.	2,340,895	44,546,081
Daikin Industries Ltd.	862,400	24,995,462
Dainippon Sumitomo Pharma Co. Ltd.	157,300	1,813,334
Daito Trust Construction Co. Ltd.	369,600	34,802,990
Daiwa House Industry Co. Ltd.	2,464,000	31,119,108
Daiwa Securities Group Inc.	6,180,000	22,207,475
Dena Co. Ltd.	369,600	9,350,274
Denki Kagaku Kogyo K.K.	1,232,000	4,863,371
Denso Corp.	1,724,800	51,235,043
Dentsu Inc.	739,200	24,691,704
East Japan Railway Co.	1,355,200	87,710,321
Eisai Co. Ltd.	985,600	40,781,220
Electric Power Development Co. Ltd.	618,000	16,404,354
Elpida Memory Inc.[a,c]	862,400	3,653,183

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

FamilyMart Co. Ltd.	370,800	$15,002,203
FANUC Corp.	766,000	128,688,000
Fast Retailing Co. Ltd.	246,400	48,956,852
Fuji Electric Holdings Co. Ltd.	2,464,000	6,495,266
Fuji Heavy Industries Ltd.	2,464,000	16,739,043
FUJIFILM Holdings Corp.	1,724,800	40,874,932
Fujitsu Ltd.	7,392,000	39,456,315
Fukuoka Financial Group Inc.	3,701,000	15,774,754
Furukawa Electric Co. Ltd.	2,472,000	6,581,193
Gree Inc.[c]	369,600	10,663,869
GS Yuasa Corp.	1,232,000	7,254,662
Gunma Bank Ltd. (The)	2,472,000	13,454,164
Hachijuni Bank Ltd. (The)	1,232,000	7,222,348
Hakuhodo DY Holdings Inc.	65,800	4,034,295
Hamamatsu Photonics K.K.	246,400	8,854,243
Hino Motors Ltd.	1,236,000	7,926,610
Hirose Electric Co. Ltd.	124,100	11,913,600
Hiroshima Bank Ltd. (The)	3,696,000	17,353,023
Hisamitsu Pharmaceutical Co. Inc.	123,200	5,340,013
Hitachi Chemical Co. Ltd.	246,400	4,336,640
Hitachi Construction Machinery Co. Ltd.[c]	369,600	7,319,292
Hitachi High-Technologies Corp.	246,400	5,393,332
Hitachi Ltd.	17,248,000	96,362,597
Hitachi Metals Ltd.	178,000	2,042,623
Hokkaido Electric Power Co. Inc.	369,600	5,264,073
Hokuhoku Financial Group Inc.	6,160,000	12,279,607
Hokuriku Electric Power Co.	386,100	7,489,074
Honda Motor Co. Ltd.	6,160,000	215,377,836
Hoya Corp.	1,601,600	33,943,418
IBIDEN Co. Ltd.	369,600	7,537,416
Idemitsu Kosan Co. Ltd.	123,800	13,394,754
IHI Corp.	4,928,000	12,925,902
INPEX Corp.	8,624	58,812,852
Isetan Mitsukoshi Holdings Ltd.	1,232,000	13,879,187
Isuzu Motors Ltd.	4,928,000	24,946,990
ITOCHU Corp.	5,297,600	57,596,202
Itochu Techno-Solutions Corp.	247,200	11,427,934
Iyo Bank Ltd. (The)	107,000	1,027,200
J. Front Retailing Co. Ltd.	2,464,600	12,120,984
Japan Petroleum Exploration Co. Ltd.	123,200	5,445,036
Japan Prime Realty Investment Corp.	1,232	2,939,027
Japan Real Estate Investment Corp.	1,324	11,581,744

Security	Shares	Value

Japan Retail Fund Investment Corp.	3,896	$5,646,007
Japan Steel Works Ltd. (The)	1,234,000	9,969,102
Japan Tobacco Inc.	17,490	86,016,393
JFE Holdings Inc.	1,478,475	26,370,177
JGC Corp.	1,236,000	34,024,446
Joyo Bank Ltd. (The)	3,708,000	16,388,144
JS Group Corp.	1,109,780	22,937,879
JSR Corp.	647,300	13,226,143
JTEKT Corp.	616,000	6,592,210
Jupiter Telecommunications Co. Ltd.	6,160	6,131,725
JX Holdings Inc.	7,884,800	47,567,318
Kajima Corp.	3,696,000	12,505,810
Kamigumi Co. Ltd.	1,236,000	10,876,800
Kaneka Corp.	1,232,000	6,883,043
Kansai Electric Power Co. Inc. (The)	2,710,400	43,615,224
Kansai Paint Co. Ltd.	166,000	1,565,298
Kao Corp.	1,848,000	48,617,548
Kawasaki Heavy Industries Ltd.	4,928,000	14,477,010
Kawasaki Kisen Kaisha Ltd.	2,464,000	4,653,325
KDDI Corp.	11,088	70,236,118
Keikyu Corp.	2,472,000	22,628,931
Keio Corp.	2,472,000	18,219,856
Keisei Electric Railway Co. Ltd.	506,000	3,809,102
Keyence Corp.	150,449	37,469,200
Kikkoman Corp.	1,236,000	14,329,495
Kinden Corp.	1,236,000	10,828,171
Kintetsu Corp.[c]	7,416,000	29,858,518
Kirin Holdings Co. Ltd.	3,708,000	45,419,961
Kobe Steel Ltd.	9,896,000	16,222,951
Koito Manufacturing Co. Ltd.	14,000	225,652
Komatsu Ltd.	3,572,800	100,694,390
Konami Corp.	369,600	9,742,898
Konica Minolta Holdings Inc.	1,848,000	13,451,016
Kubota Corp.	4,944,000	44,609,469
Kuraray Co. Ltd.	1,232,000	17,886,216
Kurita Water Industries Ltd.	494,600	13,427,174
Kyocera Corp.	616,000	52,511,475
Kyowa Hakko Kirin Co. Ltd.	1,232,000	15,171,777
Kyushu Electric Power Co. Inc.	1,478,400	21,230,793
Lawson Inc.	370,800	22,515,462
Makita Corp.	495,200	18,684,464
Marubeni Corp.	6,160,000	42,493,902
Marui Group Co. Ltd.	739,200	5,942,683

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Maruichi Steel Tube Ltd.	123,200	$2,877,629
Mazda Motor Corp.[a]	6,160,000	10,179,148
McDonald’s Holdings Co. (Japan) Ltd.	180,700	4,903,191
Medipal Holdings Corp.	144,000	1,569,364
Meiji Holdings Co. Ltd.	283,852	12,415,035
Miraca Holdings Inc.	246,400	9,219,399
Mitsubishi Chemical Holdings Corp.	4,928,000	27,661,430
Mitsubishi Corp.	5,174,400	118,010,251
Mitsubishi Electric Corp.	7,801,000	69,978,807
Mitsubishi Estate Co. Ltd.	4,933,000	78,733,915
Mitsubishi Gas Chemical Co. Inc.	2,464,000	13,895,344
Mitsubishi Heavy Industries Ltd.	11,088,000	50,750,321
Mitsubishi Materials Corp.	4,928,000	15,381,823
Mitsubishi Motors Corp.[a]	14,820,000	17,881,180
Mitsubishi Tanabe Pharma Corp.	985,600	13,882,418
Mitsubishi UFJ Financial Group Inc.	46,446,480	212,587,823
Mitsubishi UFJ Lease & Finance Co. Ltd.	221,760	9,277,566
Mitsui & Co. Ltd.	6,406,400	108,719,759
Mitsui Chemicals Inc.	3,087,000	9,756,944
Mitsui Fudosan Co. Ltd.	3,696,000	60,735,580
Mitsui O.S.K. Lines Ltd.	3,729,000	14,084,616
Mizuho Financial Group Inc.	82,544,060	124,492,681
MS&AD Insurance Group Holdings Inc.	2,094,488	42,933,570
Murata Manufacturing Co. Ltd.	865,600	49,552,052
Nabtesco Corp.	369,600	7,852,485
Namco Bandai Holdings Inc.	739,200	10,518,452
NEC Corp.[a]	9,282,000	18,503,134
NGK Insulators Ltd.	1,232,000	15,801,915
NGK Spark Plug Co. Ltd.	524,000	6,466,675
NHK Spring Co. Ltd.	50,400	483,179
Nidec Corp.	494,400	47,332,721
Nikon Corp.	1,355,200	33,164,632
Nintendo Co. Ltd.	371,500	50,377,836
Nippon Building Fund Inc.	2,464	22,103,292
Nippon Electric Glass Co. Ltd.	1,367,500	11,908,459
Nippon Express Co. Ltd.	3,708,000	14,832,000
Nippon Meat Packers Inc.	1,236,000	15,691,121
Nippon Paper Group Inc.[c]	370,500	7,929,915
Nippon Sheet Glass Co. Ltd.	2,464,000	4,976,472
Nippon Steel Corp.	19,801,000	48,561,141

Security	Shares	Value

Nippon Telegraph and Telephone Corp.	1,848,000	$92,339,410
Nippon Yusen K.K.	4,928,000	12,473,495
Nishi-Nippon City Bank Ltd. (The)	3,697,000	10,812,210
Nissan Motor Co. Ltd.	9,116,800	85,966,940
Nisshin Seifun Group Inc.	1,293,200	15,637,120
Nisshin Steel Co. Ltd.	3,696,000	5,719,711
Nissin Foods Holdings Co. Ltd.	370,800	14,122,009
Nitori Holdings Co. Ltd.	123,200	11,310,164
Nitto Denko Corp.	741,600	26,298,838
NKSJ Holdings Inc.	1,412,350	30,710,509
NOK Corp.	494,800	9,240,593
Nomura Holdings Inc.	12,320,000	45,079,082
Nomura Real Estate Holdings Inc.	246,400	3,822,835
Nomura Real Estate Office Fund Inc.	76	406,164
Nomura Research Institute Ltd.	246,400	5,606,610
NSK Ltd.	2,472,000	18,381,954
NTN Corp.	2,472,000	10,179,777
NTT Data Corp.	4,944	16,196,868
NTT DoCoMo Inc.	54,208	96,259,190
NTT Urban Development Corp.	1,232	901,582
Obayashi Corp.	2,464,000	11,891,830
Odakyu Electric Railway Co. Ltd.	2,464,000	24,462,269
Oji Paper Co. Ltd.	3,708,000	19,062,767
Olympus Corp.[c]	739,200	12,457,338
Omron Corp.	862,400	17,383,722
Ono Pharmaceutical Co. Ltd.	179,200	10,105,705
Oracle Corp. Japan	123,200	4,310,788
Oriental Land Co. Ltd.	247,200	26,259,934
ORIX Corp.	357,280	33,408,609
Osaka Gas Co. Ltd.	8,652,000	34,721,469
Otsuka Corp.	4,200	300,748
Otsuka Holdings Co. Ltd.	985,600	27,894,096
Panasonic Corp.	8,008,068	64,799,711
Rakuten Inc.[a]	24,640	24,850,046
Resona Holdings Inc.	6,283,200	27,934,489
Ricoh Co. Ltd.	2,686,000	22,650,466
Rinnai Corp.	123,200	8,547,252
Rohm Co. Ltd.	369,600	18,322,466
Sankyo Co. Ltd.	246,400	12,037,246
Sanrio Co. Ltd.[c]	123,200	5,517,744
Santen Pharmaceutical Co. Ltd.	160,600	6,571,436
SBI Holdings Inc.	52,976	4,001,859

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Secom Co. Ltd.	862,400	$40,320,734
Sega Sammy Holdings Inc.	739,238	15,996,626
Seiko Epson Corp.	492,800	6,281,988
Sekisui Chemical Co. Ltd.	2,472,000	21,656,341
Sekisui House Ltd.	2,472,000	23,212,485
Seven & I Holdings Co. Ltd.	2,710,480	76,284,460
Seven Bank Ltd.	1,108,800	2,326,662
Sharp Corp.	3,696,000	31,797,718
Shikoku Electric Power Co. Inc.	392,600	11,373,815
Shimadzu Corp.	295,000	2,568,918
Shimamura Co. Ltd.	123,200	12,699,698
Shimano Inc.	370,800	18,309,010
Shimizu Corp.	2,464,000	11,277,849
Shin-Etsu Chemical Co. Ltd.	1,601,600	83,178,177
Shinsei Bank Ltd.	3,696,000	4,168,603
Shionogi & Co. Ltd.	1,108,800	14,788,847
Shiseido Co. Ltd.	1,232,000	22,604,171
Shizuoka Bank Ltd. (The)	3,077,000	31,556,905
Showa Denko K.K.	4,944,000	10,763,331
Showa Shell Sekiyu K.K.	492,800	3,380,123
SMC Corp.	247,200	42,891,226
SoftBank Corp.	3,326,400	92,615,701
Sojitz Corp.	3,203,200	5,503,203
Sony Corp.	3,696,000	67,424,734
Sony Financial Holdings Inc.	739,800	12,292,808
Square Enix Holdings Co. Ltd.	246,400	4,960,315
Stanley Electric Co. Ltd.	647,300	9,940,830
Sumco Corp.[a]	369,600	3,165,230
Sumitomo Chemical Co. Ltd.	6,160,000	24,801,574
Sumitomo Corp.	3,819,200	54,846,216
Sumitomo Electric Industries Ltd.	2,464,000	29,664,944
Sumitomo Heavy Industries Ltd.	2,472,000	15,820,800
Sumitomo Metal Industries Ltd.	12,320,000	21,974,033
Sumitomo Metal Mining Co. Ltd.	2,464,000	35,513,915
Sumitomo Mitsui Financial Group Inc.	4,804,800	152,808,393
Sumitomo Mitsui Trust Holdings Inc.	11,611,600	36,243,420
Sumitomo Realty & Development Co. Ltd.	1,550,000	29,434,754
Sumitomo Rubber Industries Inc.	616,000	7,319,292
Suruga Bank Ltd.	1,236,000	10,990,269
Suzuken Co. Ltd.	370,840	10,811,506
Suzuki Motor Corp.	1,232,000	28,081,521

Security	Shares	Value

Sysmex Corp.	246,400	$8,130,392
T&D Holdings Inc.	1,848,000	18,782,951
Taisei Corp.	2,464,000	6,818,413
Taisho Pharmaceutical Holdings Co. Ltd.[a]	370,100	32,520,262
Taiyo Nippon Sanso Corp.	1,236,000	8,607,423
Takashimaya Co. Ltd.	1,332,000	10,359,030
Takeda Pharmaceutical Co. Ltd.	2,833,600	123,006,111
TDK Corp.	492,800	23,492,826
Teijin Ltd.	3,708,000	12,011,489
Terumo Corp.	741,600	35,548,171
THK Co. Ltd.	369,600	7,939,735
Tobu Railway Co. Ltd.	3,708,000	19,403,174
Toho Co. Ltd.	739,200	12,835,420
Toho Gas Co. Ltd.	1,232,000	7,981,744
Tohoku Electric Power Co. Inc.	1,619,300	15,269,203
Tokio Marine Holdings Inc.	2,587,200	64,773,309
Tokyo Electric Power Co. Inc. (The)[a]	5,297,600	14,520,635
Tokyo Electron Ltd.	616,000	35,061,508
Tokyo Gas Co. Ltd.	8,624,000	39,811,777
Tokyu Corp.	4,944,000	24,314,754
Tokyu Land Corp.	2,472,000	10,277,036
TonenGeneral Sekiyu K.K.	1,232,000	11,746,413
Toppan Printing Co. Ltd.	2,472,000	19,776,000
Toray Industries Inc.	6,180,000	46,360,131
Toshiba Corp.	16,016,000	67,844,826
Tosoh Corp.	2,472,000	6,970,230
TOTO Ltd.	1,240,000	10,098,885
Toyo Seikan Kaisha Ltd.	739,200	10,945,007
Toyo Suisan Kaisha Ltd.	136,000	3,347,830
Toyoda Gosei Co. Ltd.	370,800	6,020,333
Toyota Boshoku Corp.	123,200	1,329,752
Toyota Industries Corp.	862,400	24,724,018
Toyota Motor Corp.	10,472,000	385,918,951
Toyota Tsusho Corp.	865,200	16,396,249
Trend Micro Inc.[a]	492,800	15,653,267
Tsumura & Co.	246,400	7,338,681
Ube Industries Ltd.	4,944,000	14,199,816
Unicharm Corp.	492,800	25,884,118
Ushio Inc.	369,600	5,385,254
USS Co. Ltd.	98,560	9,410,056
West Japan Railway Co.	742,000	31,431,607
Yahoo! Japan Corp.	45,584	13,917,318

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Yakult Honsha Co. Ltd.	369,600	$11,323,090
Yamada Denki Co. Ltd.	271,040	17,275,468
Yamaguchi Financial Group Inc.	1,242,000	11,890,623
Yamaha Corp.	770,300	7,091,811
Yamaha Motor Co. Ltd.	985,600	13,029,309
Yamato Holdings Co. Ltd.	1,478,400	24,449,343
Yamato Kogyo Co. Ltd.	123,200	3,872,923
Yamazaki Baking Co. Ltd.	55,000	727,803
Yaskawa Electric Corp.	1,236,000	10,909,220
Yokogawa Electric Corp.[a]	739,200	7,299,903

		8,230,537,365
NETHERLANDS — 2.44%
AEGON NVa	6,819,120	33,072,928
Akzo Nobel NV	894,432	46,564,937
ASML Holding NV	1,681,680	72,283,052
Corio NV	205,744	9,578,689
Delta Lloyd NV	389,312	7,129,706
Fugro NV CVA	267,344	17,585,819
Heineken Holding NV	443,520	17,931,512
Heineken NV	992,992	45,911,612
ING Groep NV CVA[a]	14,845,600	135,219,174
Koninklijke Ahold NV	4,426,576	58,699,374
Koninklijke DSM NV	593,824	30,491,360
Koninklijke KPN NV	5,754,672	63,127,806
Koninklijke Philips Electronics NV	3,873,408	78,338,965
Randstad Holding NV	458,304	15,640,505
Reed Elsevier NV	2,604,448	31,011,462
Royal Boskalis Westminster NV CVA	262,416	10,174,931
Royal Vopak NV	247,632	13,465,713
SBM Offshore NV	662,616	11,245,805
TNT Express NV	1,355,200	11,350,206
Unilever NV CVA	6,231,456	207,602,901
Wolters Kluwer NV	1,196,272	21,704,474

		938,130,931
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	3,363,360	6,823,624
Contact Energy Ltd.[a]	719,488	2,842,115
Fletcher Building Ltd.	2,545,312	13,714,464
Sky City Entertainment Group Ltd.	2,169,552	6,328,999
Telecom Corp. of New Zealand Ltd.	7,606,230	13,168,724

		42,877,926

Security	Shares	Value

NORWAY — 0.91%
Aker Solutions ASA	664,048	$8,155,930
DNB ASA	3,767,456	39,809,072
Gjensidige Forsikring ASA	747,824	8,661,487
Norsk Hydro ASA	3,473,008	18,378,527
Orkla ASA	2,919,840	23,700,243
Seadrill Ltd.	1,265,264	47,084,814
Statoil ASA	4,292,288	107,781,630
Subsea 7 SAa	1,076,768	21,836,438
Telenor ASA	2,790,480	45,562,454
Yara International ASA	737,968	29,742,450

		350,713,045
PORTUGAL — 0.19%
Banco Espirito Santo SA Registered[c]	2,054,976	3,397,553
CIMPOR—Cimentos de Portugal SGPS SA	432,432	2,915,286
EDP Renovaveis SAa,c	1,047,200	6,031,682
Energias de Portugal SA	7,435,120	21,714,191
Galp Energia SGPS SA Class B	852,544	13,766,136
Jeronimo Martins SGPS SAa	797,104	13,319,622
Portugal Telecom SGPS SA Registered[c]	2,585,968	12,863,609

		74,008,079
SINGAPORE — 1.79%
Ascendas Real Estate Investment Trust	6,160,000	9,147,908
CapitaLand Ltd.	8,624,000	18,060,374
CapitaMall Trust Management Ltd.	6,160,000	8,387,626
CapitaMalls Asia Ltd.[c]	4,928,000	5,199,347
City Developments Ltd.	2,464,000	19,345,495
ComfortDelGro Corp. Ltd.	11,088,000	13,111,184
COSCO Corp. (Singapore) Ltd.[c]	2,464,000	2,315,181
DBS Group Holdings Ltd.	7,442,000	80,295,497
Fraser and Neave Ltd.	4,928,150	26,645,012
Genting Singapore PLC[a,c]	20,944,000	27,183,756
Global Logistic Properties Ltd.[a]	6,160,000	9,761,038
Golden Agri-Resources Ltd.	20,944,194	12,257,820
Hutchison Port Holdings Trust[c]	18,480,000	13,860,000
Jardine Cycle & Carriage Ltd.	111,000	4,540,407
Keppel Corp. Ltd.	5,380,000	46,480,870
Keppel Land Ltd.	1,232,000	2,795,875
Neptune Orient Lines Ltd.[c]	2,464,000	2,550,623

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Noble Group Ltd.	12,320,727	$13,244,401
Olam International Ltd.[c]	4,976,000	10,301,867
Oversea-Chinese Banking Corp. Ltd.	11,088,200	75,931,457
SembCorp Industries Ltd.	2,050,000	7,802,683
SembCorp Marine Ltd.[c]	1,694,000	6,703,969
Singapore Airlines Ltd.[c]	2,464,200	21,780,165
Singapore Exchange Ltd.[c]	3,702,000	19,160,728
Singapore Press Holdings Ltd.[c]	7,615,750	22,498,254
Singapore Technologies Engineering Ltd.	8,624,000	20,257,833
Singapore Telecommunications Ltd.	28,336,285	69,946,637
StarHub Ltd.	138,000	310,977
United Overseas Bank Ltd.	4,928,000	68,042,776
UOL Group Ltd.	3,957,000	14,493,928
Wilmar International Ltd.	7,392,000	31,490,385
Yangzijiang Shipbuilding (Holdings) Ltd.	4,928,000	4,336,059

		688,240,132
SPAIN — 3.13%
Abertis Infraestructuras SA	1,410,640	23,784,179
Acciona SA	98,560	7,916,663
Acerinox SAc	365,904	5,182,634
Actividades de Construcciones y Servicios SAc	549,472	16,960,766
Amadeus IT Holding SA Class A	1,195,040	20,493,203
Banco Bilbao Vizcaya Argentaria SA	17,612,672	153,874,817
Banco de Sabadell SAc	5,572,336	20,563,094
Banco Popular Espanol SAc	3,705,419	15,958,399
Banco Santander SA	32,391,744	252,294,275
Bankia SAa	3,194,576	14,494,321
Bankinter SAc	853,210	5,718,498
CaixaBank	3,113,264	15,657,752
Distribuidora Internacional de Alimentacion SAa	2,151,072	9,942,801
Enagas SA	694,848	13,916,734
Ferrovial SA	1,421,728	16,656,956
Fomento de Construcciones y Contratas SAc	195,888	4,606,713
Gas Natural SDG SA	1,289,904	21,106,854
Grifols SAa,c	466,928	8,526,685
Iberdrola SA	15,182,391	89,475,011
Indra Sistemas SAc	343,728	4,528,817
Industria de Diseno Textil SA	837,760	73,147,848

Security	Shares	Value

International Consolidated Airlines Group SAa	3,989,216	$11,123,034
Mapfre SA	3,028,256	10,068,909
Red Electrica Corporacion SA	416,416	19,168,765
Repsol YPF SA	3,040,576	83,585,560
Telefonica SA	15,815,184	275,969,126
Zardoya Otis SAc	548,862	7,831,515

		1,202,553,929
SWEDEN — 3.10%
Alfa Laval AB	1,265,264	25,883,525
Assa Abloy AB Class B	1,188,880	32,230,042
Atlas Copco AB Class A	2,489,872	59,125,959
Atlas Copco AB Class B	1,576,960	33,302,031
Boliden AB	1,039,808	17,759,226
Electrolux AB Class B	952,336	17,426,068
Getinge AB Class B	782,320	21,196,881
Hennes & Mauritz AB Class B	3,936,240	128,733,904
Hexagon AB Class B	1,047,200	18,023,885
Holmen AB Class B	188,496	5,450,533
Husqvarna AB Class B	1,861,552	9,822,534
Industrivarden AB Class C	459,536	6,519,103
Investor AB Class B	1,729,728	34,978,639
Kinnevik Investment AB Class B	768,768	16,065,393
Lundin Petroleum ABa	847,616	19,069,928
Millicom International Cellular SA SDR	291,984	28,836,497
Modern Times Group MTG AB Class B	196,229	9,812,314
Nordea Bank AB	10,023,552	83,831,363
Ratos AB Class B	762,608	9,614,635
Sandvik AB	3,884,496	57,331,314
Scania AB Class B	1,246,784	21,459,025
Securitas AB Class B	1,209,824	11,344,210
Skandinaviska Enskilda Banken AB Class A	5,487,328	34,466,035
Skanska AB Class B	1,507,968	26,308,720
SKF AB Class B	1,495,648	35,252,960
SSAB AB Class A	632,016	6,608,444
Svenska Cellulosa AB Class B	2,179,408	36,358,673
Svenska Handelsbanken AB Class A	1,865,248	55,880,194
Swedbank AB Class A	3,104,640	44,544,795
Swedish Match AB	813,120	28,288,561
Tele2 AB Class B	1,199,968	22,873,652

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Telefonaktiebolaget LM Ericsson Class B	11,570,944	$107,478,222
TeliaSonera AB	8,413,328	55,908,464
Volvo AB Class B	5,357,968	69,203,349

		1,190,989,078
SWITZERLAND — 8.35%
ABB Ltd. Registered[a]	8,403,472	175,635,854
Actelion Ltd. Registered[a]	426,272	16,339,809
Adecco SA Registered[a]	516,208	24,491,252
Aryzta AGa	330,176	15,259,330
Baloise Holding AG Registered	200,816	15,417,148
Barry Callebaut AG Registered[a]	7,392	6,961,148
Compagnie Financiere Richemont SA Class A Bearer	2,026,640	114,819,426
Credit Suisse Group AG Registered[a]	4,441,360	115,332,402
GAM Holding AGa	783,552	10,011,675
Geberit AG Registered[a]	152,768	31,580,249
Givaudan SA Registered[a]	32,032	29,938,565
Holcim Ltd. Registered[a]	949,872	54,176,584
Julius Baer Group Ltd.[a]	795,872	32,368,000
Kuehne & Nagel International AG Registered	200,816	25,265,780
Lindt & Spruengli AG Participation Certificates	2,735	7,911,157
Lindt & Spruengli AG Registered	60	2,055,241
Lonza Group AG Registered[a]	202,048	10,917,535
Nestle SA Registered	12,655,104	725,920,765
Novartis AG Registered	8,975,120	486,038,469
Pargesa Holding SA Bearer	71,456	5,015,751
Partners Group Holding AG	48,048	8,412,057
Roche Holding AG Genusschein	2,704,240	458,156,364
Schindler Holding AG Participation Certificates	231,616	26,924,478
Schindler Holding AG Registered	22,176	2,585,110
SGS SA Registered	20,944	37,624,498
Sika AG Bearer	6,160	12,727,273
Sonova Holding AG Registered[a]	190,960	19,530,000
Straumann Holding AG Registered	33,264	5,990,124
Sulzer AG Registered	91,168	11,420,785
Swatch Group AG (The) Bearer	114,576	48,317,282
Swatch Group AG (The) Registered	198,352	14,559,330
Swiss Life Holding AG Registered[a]	120,736	12,000,077
Swiss Re AGa	1,342,880	72,912,134

Security	Shares	Value

Swisscom AG Registered	92,400	$36,503,828
Syngenta AG Registered[a]	365,904	110,773,895
Synthes Inc.[d]	250,096	42,643,598
Transocean Ltd.[c]	1,286,208	61,037,535
UBS AG Registered[a]	14,094,080	192,038,737
Zurich Financial Services AG Registered[a]	564,256	135,603,062

		3,215,216,307
UNITED KINGDOM — 22.78%
3i Group PLC	3,716,944	10,827,765
Admiral Group PLC	756,448	11,232,846
Aggreko PLC	1,003,262	33,168,015
AMEC PLC	1,261,568	19,987,822
Anglo American PLC	5,102,944	211,303,029
Antofagasta PLC	1,493,184	30,467,228
ARM Holdings PLC	5,233,536	50,337,311
Associated British Foods PLC	1,335,488	24,299,111
AstraZeneca PLC	5,178,096	249,592,377
Aviva PLC	11,187,792	61,686,251
Babcock International Group PLC	1,347,808	15,515,809
BAE Systems PLC	12,885,488	62,587,928
Balfour Beatty PLC	2,544,827	11,003,476
Barclays PLC	44,642,752	149,738,390
BG Group PLC	12,997,600	292,280,016
BHP Billiton PLC	8,075,760	270,554,330
BP PLC	72,701,552	540,191,003
British American Tobacco PLC	7,575,568	348,716,679
British Land Co. PLC	3,056,592	23,567,419
British Sky Broadcasting Group PLC	4,378,528	47,675,835
BT Group PLC	30,076,816	96,586,708
Bunzl PLC	1,227,072	16,672,253
Burberry Group PLC	1,682,912	35,639,780
Cairn Energy PLC[a]	5,407,248	24,045,752
Capita PLC	2,338,336	22,693,586
Capital Shopping Centres Group PLC	2,070,992	10,562,601
Carnival PLC	707,168	21,091,404
Centrica PLC	19,816,720	91,751,458
Cobham PLC	4,215,904	12,181,483
Compass Group PLC	7,204,736	66,966,015
Diageo PLC	9,594,816	212,278,375
Essar Energy PLC[a]	1,398,320	2,850,954
Eurasian Natural Resources Corp.	984,368	10,726,110
Experian PLC	3,804,416	51,600,626

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

Fresnillo PLC	665,280	$18,225,325
G4S PLC	5,388,768	22,917,611
GKN PLC	6,360,816	21,039,005
GlaxoSmithKline PLC	19,517,344	434,271,091
Glencore International PLC[c]	3,181,024	20,641,495
Hammerson PLC	2,577,344	15,337,339
HSBC Holdings PLC	68,392,016	571,684,568
ICAP PLC	2,128,896	11,287,943
Imperial Tobacco Group PLC	3,882,032	139,061,227
Inmarsat PLC	1,775,312	11,217,339
InterContinental Hotels Group PLC	1,113,728	22,707,156
International Power PLC	5,900,048	31,227,678
Intertek Group PLC	604,912	20,160,774
Invensys PLC	3,115,728	9,941,726
Investec PLC	1,963,808	11,642,904
ITV PLC	14,524,048	17,166,849
J Sainsbury PLC	4,679,136	21,295,214
Johnson Matthey PLC	829,136	26,835,675
Kazakhmys PLC	826,672	14,819,469
Kingfisher PLC	9,138,976	36,876,471
Land Securities Group PLC	2,861,936	30,462,319
Legal & General Group PLC	22,676,192	41,294,958
Lloyds Banking Group PLC[a]	159,133,744	76,893,310
London Stock Exchange Group PLC	560,560	7,695,954
Lonmin PLC	607,376	9,891,415
Man Group PLC	7,309,456	13,345,643
Marks & Spencer Group PLC	6,140,288	31,665,903
Meggitt PLC	2,914,912	16,697,566
National Grid PLC	13,664,112	136,276,064
Next PLC	665,280	27,495,464
Old Mutual PLC	21,258,160	48,977,839
Pearson PLC	3,114,496	57,651,005
Petrofac Ltd.	986,832	22,658,299
Prudential PLC	9,807,952	108,419,540
Randgold Resources Ltd.	340,032	38,446,523
Reckitt Benckiser Group PLC	2,383,920	127,003,358
Reed Elsevier PLC	4,615,072	38,234,804
Resolution Ltd.	5,504,576	23,722,839
Rexam PLC	3,280,816	19,363,086
Rio Tinto PLC	5,357,968	321,718,375
Rolls-Royce Holdings PLC[a]	7,125,888	82,707,094
Royal Bank of Scotland Group PLC[a]	69,327,104	29,122,738
Royal Dutch Shell PLC Class A	14,023,856	495,830,779

Security	Shares	Value

Royal Dutch Shell PLC Class B	10,168,928	$370,447,051
RSA Insurance Group PLC	13,341,328	22,316,497
SABMiller PLC	3,650,416	138,713,884
Sage Group PLC (The)	5,106,640	23,619,579
Schroders PLC	431,200	9,866,607
SEGRO PLC	2,725,184	9,452,455
Serco Group PLC	1,845,536	14,794,739
Severn Trent PLC	916,608	22,058,429
Shire PLC	2,156,000	71,651,983
Smith & Nephew PLC	3,438,512	33,370,810
Smiths Group PLC	1,488,256	22,546,024
SSE PLC	3,586,352	69,215,038
Standard Chartered PLC	9,108,176	220,484,398
Standard Life PLC	9,033,024	31,046,463
Tate & Lyle PLC	1,765,456	18,443,187
Tesco PLC	30,716,224	154,915,790
TUI Travel PLC	1,947,792	5,880,018
Tullow Oil PLC	3,470,544	76,126,076
Unilever PLC	4,907,056	158,433,762
United Utilities Group PLC	2,648,800	25,163,251
Vedanta Resources PLC	482,944	9,107,219
Vodafone Group PLC	195,191,920	526,103,017
Weir Group PLC (The)	803,264	24,781,418
Whitbread PLC	667,744	17,323,391
Wm Morrison Supermarkets PLC	8,258,096	37,270,657
Wolseley PLC	1,090,320	37,801,160
WPP PLC	4,849,152	57,047,227
Xstrata PLC	8,038,800	136,307,180

		8,768,598,789

TOTAL COMMON STOCKS (Cost: $41,121,829,331)		38,134,407,948

PREFERRED STOCKS — 0.57%

GERMANY — 0.51%
Bayerische Motoren Werke AG	136,752	7,792,529
Henkel AG & Co. KGaA	672,672	41,518,451
Porsche Automobil Holding SE	601,216	36,887,700
ProSiebenSat.1 Media AG	308,000	7,233,180
RWE AG NVS	107,184	3,822,022
Volkswagen AG	560,560	99,319,944

		196,573,826

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

Security	Shares	Value

ITALY — 0.06%
Intesa Sanpaolo SpA RNC	3,280,816	$4,908,900
Telecom Italia SpA RNC	23,085,216	19,325,494

		24,234,394

TOTAL PREFERRED STOCKS
(Cost: $199,687,172)		220,808,220

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAa	32,523,204	5,449,535

		5,449,535

TOTAL RIGHTS
(Cost: $4,904,591)		5,449,535

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	367,222,732	367,222,732
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[e,f,g]	28,160,048	28,160,048
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	6,202,264	6,202,264

		401,585,044

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,585,044)		401,585,044

TOTAL INVESTMENTS IN SECURITIES — 100.72%
(Cost: $41,728,006,138)		38,762,250,747
Other Assets, Less Liabilities — (0.72)%		(275,681,650)

NET ASSETS — 100.00%		$38,486,569,097

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$41,326,421,094
Affiliated (Note 2)	401,585,044

Total cost of investments	$41,728,006,138

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$38,360,665,703
Affiliated (Note 2)	401,585,044

Total fair value of investments	38,762,250,747
Foreign currencies, at value[b]	53,419,079
Receivables:
Due from custodian (Note 4)	1,747,490
Dividends and interest	81,166,567

Total Assets	38,898,583,883

LIABILITIES
Payables:
Investment securities purchased	1,842,977
Collateral for securities on loan (Note 5)	395,382,780
Capital shares redeemed	3,889,972
Investment advisory fees (Note 2)	10,899,057

Total Liabilities	412,014,786

NET ASSETS	$38,486,569,097

Net assets consist of:
Paid-in capital	$45,842,249,520
Distributions in excess of net investment income	(27,286,390)
Accumulated net realized loss	(4,365,543,446)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(2,962,850,587)

NET ASSETS	$38,486,569,097

Shares outstanding[c]	739,200,000

Net asset value per share	$52.07

[a]	Securities on loan with a value of $374,445,626. See Note 5.
[b]	Cost of foreign currencies: $52,637,918.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Six months ended January 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$454,373,606
Interest — unaffiliated	11,556
Interest — affiliated (Note 2)	4,229
Securities lending income — affiliated (Note 2)	3,728,454

Total investment income	458,117,845

EXPENSES
Investment advisory fees (Note 2)	61,859,051

Total expenses	61,859,051

Net investment income	396,258,794

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(501,888,758)
In-kind redemptions — unaffiliated	616,580,357
Foreign currency transactions	(9,831,515)

Net realized gain	104,860,084

Net change in unrealized appreciation/depreciation on:
Investments	(4,309,259,083)
Translation of assets and liabilities in foreign currencies	(4,885,896)

Net change in unrealized appreciation/depreciation	(4,314,144,979)

Net realized and unrealized loss	(4,209,284,895)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,813,026,101)

[a]	Net of foreign withholding tax of $24,934,262.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® MSCI EAFE INDEX FUND

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$396,258,794	$1,070,999,236
Net realized gain (loss)	104,860,084	(463,827,174)
Net change in unrealized appreciation/depreciation	(4,314,144,979)	4,956,795,493

Net increase (decrease) in net assets resulting from operations	(3,813,026,101)	5,563,967,555

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(409,844,160)	(1,093,008,823)

Total distributions to shareholders	(409,844,160)	(1,093,008,823)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,829,916,600	2,279,474,686
Cost of shares redeemed	(2,077,859,644)	(1,179,051,600)

Net increase in net assets from capital share transactions	3,752,056,956	1,100,423,086

INCREASE (DECREASE) IN NET ASSETS	(470,813,305)	5,571,381,818

NET ASSETS
Beginning of period	38,957,382,402	33,386,000,584

End of period	$38,486,569,097	$38,957,382,402

Distributions in excess of net investment income included in net assets at end of period	$(27,286,390)	$(13,701,024)

SHARES ISSUED AND REDEEMED
Shares sold	118,200,000	39,000,000
Shares redeemed	(40,800,000)	(22,200,000)

Net increase in shares outstanding	77,400,000	16,800,000

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EAFE INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007
Net asset value, beginning of period	$58.87	$51.76	$50.11	$66.76	$79.60	$65.68

Income from investment operations:
Net investment income[a]	0.56	1.66	1.33	1.45	2.32	1.85
Net realized and unrealized gain (loss)[b]	(6.79)	7.13	1.67	(16.61)	(11.85)	13.60

Total from investment operations	(6.23)	8.79	3.00	(15.16)	(9.53)	15.45

Less distributions from:
Net investment income	(0.57)	(1.68)	(1.35)	(1.49)	(3.31)	(1.53)

Total distributions	(0.57)	(1.68)	(1.35)	(1.49)	(3.31)	(1.53)

Net asset value, end of period	$52.07	$58.87	$51.76	$50.11	$66.76	$79.60

Total return	(10.51)%[c]	17.04%	6.05%	(22.38)%	(12.35)%	23.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,486,569	$38,957,382	$33,386,001	$32,048,098	$40,697,376	$46,326,553
Ratio of expenses to average net assets[d,e]	0.34%	0.34%	0.35%	0.35%	0.34%	0.34%
Ratio of net investment income to average net assets[d]	2.20%	2.86%	2.50%	3.19%	3.07%	2.48%
Portfolio turnover rate[f]	2%	6%	5%	7%	12%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
EAFE	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”).

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of January 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$38,134,402,799	$—	$5,149	$38,134,407,948
Preferred Stocks	220,808,220	—	—	220,808,220
Rights	—	5,449,535	—	5,449,535
Short-Term Investments	401,585,044	—	—	401,585,044

	$38,756,796,063	$5,449,535	$5,149	$38,762,250,747

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Fund had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Fund, as follows:

Expiring 2012	Expiring 2013	Expiring 2017	Expiring 2018	Expiring 2019	Total
$17,452,072	$150,352	$587,985,426	$1,597,347,728	$896,354,758	$3,099,290,336

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2012, the cost of investments for federal income tax purposes was $42,701,920,418. Net unrealized depreciation was $3,939,669,671, of which $4,490,529,626 represented gross unrealized appreciation on securities and $8,430,199,297 represented gross unrealized depreciation on securities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate. For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Fund of $2,007,629.

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012, aggregated $668,040,491 and $660,240,984, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2012, aggregated $5,770,548,866 and $2,055,980,818, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-73-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares S&P Conservative Allocation Fund  |  AOK  |  NYSE Arca

iShares S&P Moderate Allocation Fund  |  AOM  |  NYSE Arca

iShares S&P Growth Allocation Fund  |  AOR  |  NYSE Arca

iShares S&P Aggressive Allocation Fund  |  AOA  |  NYSE Arca

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD   |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE   |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG   |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI    |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL   |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO   |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV   |  NYSE Arca

iShares S&P Target Date 2045 Index Fund  |  TZW  |  NYSE Arca

iShares S&P Target Date 2050 Index Fund  |  TZY   |  NYSE Arca

Fund Performance Overviews

iSHARES® ALLOCATION SERIES

Performance as of January 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	5.54%	5.54%	5.60%	7.33%	7.33%	7.42%	25.81%	25.79%	26.10%
S&P Moderate	3.84%	3.81%	3.97%	7.87%	7.87%	7.98%	27.85%	27.84%	28.25%
S&P Growth	3.61%	3.58%	3.76%	9.51%	9.51%	9.63%	34.26%	34.25%	34.68%
S&P Aggressive	2.10%	2.09%	2.31%	11.72%	11.73%	11.91%	43.28%	43.31%	43.95%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of their assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by the Index provider. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the six-month period ended January 31, 2012, the total return for the Fund was 2.34%, net of fees, while the total return for the Index was 2.34%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by the Index provider. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the six-month period ended January 31, 2012, the total return for the Fund was 1.16%, net of fees, while the total return for the Index was 1.15%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by the Index provider. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the six-month period ended January 31, 2012, the total return for the Fund was 1.00%, net of fees, while the total return for the Index was 1.01%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® ALLOCATION SERIES

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by the Index provider. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the six-month period ended January 31, 2012, the total return for the Fund rounded to 0.00%, net of fees, while the total return for the Index was 0.02%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of January 31, 2012)

Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	11.78%	21.47%	33.60%	41.83%
iShares S&P MidCap 400 Index Fund	1.99%	3.98%	8.93%	13.98%
iShares S&P SmallCap 600 Index Fund	1.99%	1.99%	2.99%	4.00%
Total Domestic Equity	15.76%	27.44%	45.52%	59.81%

International Equity
iShares MSCI EAFE Index Fund	8.12%	10.00%	10.27%	18.13%
iShares MSCI Emerging Markets Index Fund	1.77%	2.89%	3.01%	3.01%
Total International Equity	9.89%	12.89%	13.28%	21.14%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	30.09%	25.60%	20.10%	13.01%
iShares Barclays Short Treasury Bond Fund	25.82%	18.89%	9.95%	1.99%
iShares Barclays TIPS Bond Fund	13.44%	11.18%	8.14%	2.04%
iShares iBoxx $ High Yield Corporate Bond Fund	5.00%	4.00%	3.01%	2.01%
Total Domestic Fixed Income	74.35%	59.67%	41.20%	19.05%

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2012, and will vary over time. Holdings are subject to change.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® S&P TARGET DATE SERIES

Performance as of January 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	5.53%	5.22%	5.52%	8.58%	8.50%	8.68%	30.61%	30.28%	30.93%
S&P Target Date 2010	4.51%	4.42%	4.55%	9.32%	9.28%	9.43%	33.50%	33.37%	33.90%
S&P Target Date 2015	3.76%	3.82%	3.77%	9.93%	9.94%	10.04%	35.94%	35.98%	36.34%
S&P Target Date 2020	3.07%	2.91%	3.05%	10.37%	10.33%	10.48%	37.71%	37.54%	38.09%
S&P Target Date 2025	2.29%	2.51%	2.40%	10.62%	10.68%	10.77%	38.73%	38.97%	39.26%
S&P Target Date 2030	1.67%	1.64%	1.70%	10.69%	10.68%	10.84%	39.04%	39.00%	39.54%
S&P Target Date 2035	1.26%	1.29%	1.30%	10.76%	10.77%	10.89%	39.30%	39.33%	39.78%
S&P Target Date 2040	0.91%	0.85%	0.95%	10.77%	10.76%	10.91%	39.33%	39.29%	39.84%
S&P Target Date 2045	N/A	N/A	N/A	N/A	N/A	N/A	6.86%	6.86%	6.81%
S&P Target Date 2050	N/A	N/A	N/A	N/A	N/A	N/A	6.84%	6.92%	6.80%

Total returns for the periods since inception are calculated from the inception date of each Fund (8/16/11 for S&P Target Date 2045 and S&P Target Date 2050 and 11/4/08 for all other Funds). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (8/18/11 for S&P Target Date 2045 and S&P Target Date 2050 and 11/7/08 for all other Funds), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of their assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the six-month period ended January 31, 2012, the total return for the Retirement Income Fund was 2.16%, net of fees, while the total return for the Retirement Income Index was 2.16%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the six-month period ended January 31, 2012, the total return for the 2010 Fund was 1.49%, net of fees, while the total return for the 2010 Index was 1.48%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015. For the six-month period ended January 31, 2012, the total return for the 2015 Fund was 0.97%, net of fees, while the total return for the 2015 Index was 0.96%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the six-month period ended January 31, 2012, the total return for the 2020 Fund was 0.51%, net of fees, while the total return for the 2020 Index was 0.45%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the six-month period ended January 31, 2012, the total return for the 2025 Fund was (0.05)%, net of fees, while the total return for the 2025 Index was (0.01)%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the six-month period ended January 31, 2012, the total return for the 2030 Fund was (0.44)%, net of fees, while the total return for the 2030 Index was (0.47)%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the six-month period ended January 31, 2012, the total return for the 2035 Fund was (0.76)%, net of fees, while the total return for the 2035 Index was (0.77)%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the six-month period ended January 31, 2012, the total return for the 2040 Fund was (1.03)%, net of fees, while the total return for the 2040 Index was (1.03)%.

The iShares S&P Target Date 2045 Index Fund (the “2045 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2045 Index (the “2045 Index”). The 2045 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2045. For the period from August 16, 2011 (inception date of the Fund) through January 31, 2012, the total return for the 2045 Fund was 6.86%, net of fees, while the total return for the 2045 Index was 6.81%.

The iShares S&P Target Date 2050 Index Fund (the “2050 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2050 Index (the “2050 Index”). The 2050 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2050. For the period from August 16, 2011 (inception date of the Fund) through January 31, 2012, the total return for the 2050 Fund was 6.84%, net of fees, while the total return for the 2050 Index was 6.80%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all the securities that are included in its underlying index.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of January 31, 2012)

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Domestic Equity
iShares S&P 500 Index Fund	17.88%	23.85%	28.99%	33.65%	37.60%	41.20%	43.47%	45.13%	46.24%	46.78%
iShares S&P MidCap 400 Index Fund	2.20%	3.36%	4.37%	5.29%	6.07%	6.79%	7.26%	7.63%	7.88%	8.04%
iShares S&P SmallCap 600 Index Fund	1.40%	2.11%	2.75%	3.35%	3.88%	4.39%	4.77%	5.09%	5.36%	5.59%
Total Domestic Equity	21.48%	29.32%	36.11%	42.29%	47.55%	52.38%	55.50%	57.85%	59.48%	60.41%

International Equity
iShares MSCI EAFE Index Fund	9.15%	12.45%	15.34%	17.99%	20.30%	22.46%	23.92%	25.09%	25.99%	26.63%
iShares MSCI Emerging Markets Index Fund	—	1.62%	2.18%	2.69%	3.12%	3.52%	3.78%	3.99%	4.13%	4.21%
Total International Equity	9.15%	14.07%	17.52%	20.68%	23.42%	25.98%	27.70%	29.08%	30.12%	30.84%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	41.59%	35.13%	29.23%	24.13%	19.50%	15.50%	11.72%	8.51%	5.84%	3.66%
iShares Barclays Short Treasury Bond Fund	15.87%	11.79%	8.38%	5.69%	3.61%	2.15%	1.28%	1.04%	1.42%	2.44%
iShares Barclays TIPS Bond Fund	9.68%	7.15%	5.00%	3.28%	1.92%	—	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond Fund	2.23%	2.54%	2.73%	2.83%	2.83%	2.74%	2.50%	2.16%	1.71%	1.16%
Total Domestic Fixed Income	69.37%	56.61%	45.34%	35.93%	27.86%	20.39%	15.50%	11.71%	8.97%	7.26%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	—	—	1.03%	1.10%	1.17%	1.25%	1.30%	1.36%	1.43%	1.49%
Total Domestic Real Estate	—	—	1.03%	1.10%	1.17%	1.25%	1.30%	1.36%	1.43%	1.49%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2012, and will vary over time. Holdings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value [a] (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio [b]	Expenses Paid During Period [b,c] (8/1/11 to 1/31/12)
S&P Conservative
Actual	$1,000.00	$1,023.40	0.11%	$0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Moderate
Actual	1,000.00	1,011.60	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Growth
Actual	1,000.00	1,010.00	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Aggressive
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value [a] (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio [b]	Expenses Paid During Period [b,c] (8/1/11 to 1/31/12)
S&P Target Date Retirement Income
Actual	$1,000.00	$1,021.60	0.11%	$0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2010
Actual	1,000.00	1,014.90	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2015
Actual	1,000.00	1,009.70	0.11	0.56
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2020
Actual	1,000.00	1,005.10	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2025
Actual	1,000.00	999.50	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2030
Actual	1,000.00	995.60	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2035
Actual	1,000.00	992.40	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2040
Actual	1,000.00	989.70	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2045
Actual	1,000.00	1,068.60	0.11	0.52
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56
S&P Target Date 2050
Actual	1,000.00	1,068.40	0.11	0.52
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.11	0.56

[a]	The beginning of the period is August 16, 2011 (commencement of operations) for the iShares S&P Target Date 2045 and iShares S&P Target Date 2050 Index Funds.
[b]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[c]

The actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (168 days for the iShares S&P Target Date 2045 and iShares S&P Target Date 2050 Index Funds and 184 days for all other Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.89%

DOMESTIC FIXED INCOME — 74.27%
iShares Barclays Aggregate Bond Fund	262,247	$29,122,529
iShares Barclays Short Treasury Bond Fund[a]	226,786	24,994,085
iShares Barclays TIPS Bond Fund	108,978	13,007,614
iShares iBoxx $ High Yield Corporate Bond Fund	53,340	4,840,072

		71,964,300
DOMESTIC EQUITY — 15.74%
iShares S&P 500 Index Fund	86,510	11,399,423
iShares S&P MidCap 400 Index Fund[a]	20,613	1,925,048
iShares S&P SmallCap 600 Index Fund[a]	26,488	1,928,326

		15,252,797
INTERNATIONAL EQUITY — 9.88%
iShares MSCI EAFE Index Fund	150,775	7,861,409
iShares MSCI Emerging Markets Index Fund	40,717	1,715,407

		9,576,816

TOTAL INVESTMENT COMPANIES (Cost: $94,538,320)		96,793,913

SHORT-TERM INVESTMENTS — 7.08%

MONEY MARKET FUNDS — 7.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	6,304,279	6,304,279
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	483,436	483,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	72,472	72,472

		6,860,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,860,187)		6,860,187

Value

TOTAL INVESTMENTS IN SECURITIES — 106.97% (Cost: $101,398,507)	$103,654,100
Other Assets, Less Liabilities — (6.97)%	(6,751,795)

NET ASSETS — 100.00%	$96,902,305

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC FIXED INCOME — 59.64%
iShares Barclays Aggregate Bond Fund	331,018	$36,759,549
iShares Barclays Short Treasury Bond Fund	246,073	27,119,705
iShares Barclays TIPS Bond Fund	134,541	16,058,814
iShares iBoxx $ High Yield Corporate Bond Fund	63,359	5,749,195

		85,687,263
DOMESTIC EQUITY — 27.42%
iShares S&P 500 Index Fund[a]	233,845	30,813,756
iShares S&P MidCap 400 Index Fund[a]	61,213	5,716,682
iShares S&P SmallCap 600 Index Fund[a]	39,330	2,863,224

		39,393,662
INTERNATIONAL EQUITY — 12.89%
iShares MSCI EAFE Index Fund	275,364	14,357,479
iShares MSCI Emerging Markets Index Fund	98,598	4,153,934

		18,511,413

TOTAL INVESTMENT COMPANIES
(Cost: $138,312,180)		143,592,338

SHORT-TERM INVESTMENTS — 8.60%

MONEY MARKET FUNDS — 8.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	11,374,032	11,374,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	872,205	872,205
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	105,676	105,676

		12,351,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,351,913)		12,351,913

Value

TOTAL INVESTMENTS IN SECURITIES — 108.55%
(Cost: $150,664,093)	$155,944,251
Other Assets, Less Liabilities — (8.55)%	(12,277,828)

NET ASSETS — 100.00%	$143,666,423

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 45.49%
iShares S&P 500 Index Fund	328,178	$43,244,015
iShares S&P MidCap 400 Index Fund[a]	123,055	11,492,107
iShares S&P SmallCap 600 Index Fund[a]	52,955	3,855,124

		58,591,246
DOMESTIC FIXED INCOME — 41.19%
iShares Barclays Aggregate Bond Fund	233,013	25,876,094
iShares Barclays Short Treasury Bond Fund	116,253	12,812,243
iShares Barclays TIPS Bond Fund	87,831	10,483,508
iShares iBoxx $ High Yield Corporate Bond Fund	42,654	3,870,424

		53,042,269
INTERNATIONAL EQUITY — 13.27%
iShares MSCI EAFE Index Fund	253,521	13,218,585
iShares MSCI Emerging Markets Index Fund	91,940	3,873,432

		17,092,017

TOTAL INVESTMENT COMPANIES
(Cost: $122,076,282)		128,725,532

SHORT-TERM INVESTMENTS — 11.55%

MONEY MARKET FUNDS — 11.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	13,719,933	13,719,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	1,052,097	1,052,097
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	94,876	94,876

		14,866,906

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,866,906)		14,866,906

Value

TOTAL INVESTMENTS IN SECURITIES — 111.50%
(Cost: $136,943,188)	$143,592,438
Other Assets, Less Liabilities — (11.50)%	(14,806,150)

NET ASSETS — 100.00%	$128,786,288

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

DOMESTIC EQUITY — 59.80%
iShares S&P 500 Index Fund	280,834	$37,005,496
iShares S&P MidCap 400 Index Fund[a]	132,378	12,362,782
iShares S&P SmallCap 600 Index Fund[a]	48,603	3,538,298

		52,906,576
INTERNATIONAL EQUITY — 21.14%
iShares MSCI EAFE Index Fund	307,613	16,038,942
iShares MSCI Emerging Markets Index Fund	63,288	2,666,324

		18,705,266
DOMESTIC FIXED INCOME — 19.05%
iShares Barclays Aggregate Bond Fund	103,618	11,506,779
iShares Barclays Short Treasury Bond Fund	16,005	1,763,911
iShares Barclays TIPS Bond Fund	15,115	1,804,126
iShares iBoxx $ High Yield Corporate Bond Fund	19,574	1,776,145

		16,850,961

TOTAL INVESTMENT COMPANIES
(Cost: $84,364,239)		88,462,803

SHORT-TERM INVESTMENTS — 8.13%

MONEY MARKET FUNDS — 8.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	6,634,919	6,634,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	508,791	508,791
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	51,836	51,836

		7,195,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,195,546)		7,195,546

Value

TOTAL INVESTMENTS IN SECURITIES — 108.12%
(Cost: $91,559,785)	$95,658,349
Other Assets, Less Liabilities — (8.12)%	(7,186,829)

NET ASSETS — 100.00%	$88,471,520

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC FIXED INCOME — 69.32%
iShares Barclays Aggregate Bond Fund	28,708	$3,188,023
iShares Barclays Short Treasury Bond Fund	11,036	1,216,278
iShares Barclays TIPS Bond Fund	6,215	741,822
iShares iBoxx $ High Yield Corporate Bond Fund	1,884	170,954

		5,317,077
DOMESTIC EQUITY — 21.46%
iShares S&P 500 Index Fund[a]	10,403	1,370,803
iShares S&P MidCap 400 Index Fund[a]	1,804	168,476
iShares S&P SmallCap 600 Index Fund	1,469	106,943

		1,646,222
INTERNATIONAL EQUITY — 9.15%
iShares MSCI EAFE Index Fund	13,457	701,648

		701,648

TOTAL INVESTMENT COMPANIES
(Cost: $7,570,147)		7,664,947

SHORT-TERM INVESTMENTS — 8.39%

MONEY MARKET FUNDS — 8.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	592,104	592,104
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	45,405	45,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	5,950	5,950

		643,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $643,459)		643,459

Value

TOTAL INVESTMENTS IN SECURITIES — 108.32%
(Cost: $8,213,606)	$8,308,406
Other Assets, Less Liabilities — (8.32)%	(638,041)

NET ASSETS — 100.00%	$7,670,365

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC FIXED INCOME — 56.57%
iShares Barclays Aggregate Bond Fund	15,058	$1,672,191
iShares Barclays Short Treasury Bond Fund[a]	5,094	561,409
iShares Barclays TIPS Bond Fund	2,850	340,176
iShares iBoxx $ High Yield Corporate Bond Fund	1,331	120,775

		2,694,551
DOMESTIC EQUITY — 29.30%
iShares S&P 500 Index Fund	8,614	1,135,067
iShares S&P MidCap 400 Index Fund[a]	1,714	160,070
iShares S&P SmallCap 600 Index Fund	1,382	100,610

		1,395,747
INTERNATIONAL EQUITY — 14.06%
iShares MSCI EAFE Index Fund	11,367	592,675
iShares MSCI Emerging Markets Index Fund	1,827	76,972

		669,647

TOTAL INVESTMENT COMPANIES
(Cost: $4,813,119)		4,759,945

SHORT-TERM INVESTMENTS — 5.77%

MONEY MARKET FUNDS — 5.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	251,922	251,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	19,318	19,318
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	3,644	3,644

		274,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $274,884)		274,884

Value

TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $5,088,003)	$5,034,829
Other Assets, Less Liabilities — (5.70)%	(271,663)

NET ASSETS — 100.00%	$4,763,166

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC FIXED INCOME — 45.31%
iShares Barclays Aggregate Bond Fund	25,820	$2,867,311
iShares Barclays Short Treasury Bond Fund	7,464	822,607
iShares Barclays TIPS Bond Fund	4,114	491,047
iShares iBoxx $ High Yield Corporate Bond Fund	2,948	267,502

		4,448,467
DOMESTIC EQUITY — 37.12%
iShares Cohen & Steers Realty Majors Index Fund	1,361	101,313
iShares S&P 500 Index Fund[a]	21,579	2,843,465
iShares S&P MidCap 400 Index Fund	4,595	429,127
iShares S&P SmallCap 600 Index Fund	3,712	270,233

		3,644,138
INTERNATIONAL EQUITY — 17.51%
iShares MSCI EAFE Index Fund	28,857	1,504,604
iShares MSCI Emerging Markets Index Fund	5,081	214,063

		1,718,667

TOTAL INVESTMENT COMPANIES (Cost: $9,881,372)		9,811,272

SHORT-TERM INVESTMENTS — 7.75%

MONEY MARKET FUNDS — 7.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	699,555	699,555
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	53,645	53,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	7,437	7,437

		760,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $760,637)		760,637

Value

TOTAL INVESTMENTS IN SECURITIES — 107.69%
(Cost: $10,642,009)	$10,571,909
Other Assets, Less Liabilities — (7.69)%	(754,740)

NET ASSETS — 100.00%	$9,817,169

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 43.36%
iShares Cohen & Steers Realty Majors Index Fund	2,702	$201,137
iShares S&P 500 Index Fund	46,631	6,144,567
iShares S&P MidCap 400 Index Fund	10,342	965,839
iShares S&P SmallCap 600 Index Fund	8,408	612,102

		7,923,645
DOMESTIC FIXED INCOME — 35.91%
iShares Barclays Aggregate Bond Fund	39,677	4,406,131
iShares Barclays Short Treasury Bond Fund	9,432	1,039,500
iShares Barclays TIPS Bond Fund	5,025	599,784
iShares iBoxx $ High Yield Corporate Bond Fund	5,701	517,309

		6,562,724
INTERNATIONAL EQUITY — 20.67%
iShares MSCI EAFE Index Fund	63,022	3,285,967
iShares MSCI Emerging Markets Index Fund	11,660	491,236

		3,777,203

TOTAL INVESTMENT COMPANIES (Cost: $18,092,882)		18,263,572

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a]	13,392	13,392

		13,392

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,392)		13,392

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $18,106,274)		18,276,964
Other Assets, Less Liabilities — (0.01)%		(2,925)

NET ASSETS — 100.00%		$18,274,039

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 48.69%
iShares Cohen & Steers Realty Majors Index Fund	4,475	$333,119
iShares S&P 500 Index Fund[a]	81,335	10,717,513
iShares S&P MidCap 400 Index Fund[a]	18,535	1,730,983
iShares S&P SmallCap 600 Index Fund[a]	15,210	1,107,288

		13,888,903
DOMESTIC FIXED INCOME — 27.84%
iShares Barclays Aggregate Bond Fund	50,059	5,559,052
iShares Barclays Short Treasury Bond Fund	9,331	1,028,370
iShares Barclays TIPS Bond Fund	4,580	546,669
iShares iBoxx $ High Yield Corporate Bond Fund	8,887	806,406

		7,940,497
INTERNATIONAL EQUITY — 23.41%
iShares MSCI EAFE Index Fund	110,981	5,786,549
iShares MSCI Emerging Markets Index Fund	21,143	890,755

		6,677,304

TOTAL INVESTMENT COMPANIES (Cost: $28,355,378)		28,506,704

SHORT-TERM INVESTMENTS — 30.84%

MONEY MARKET FUNDS — 30.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	8,151,961	8,151,961
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	625,124	625,124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	19,738	19,738

		8,796,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,796,823)		8,796,823

Value

TOTAL INVESTMENTS IN SECURITIES — 130.78%
(Cost: $37,152,201)	$37,303,527
Other Assets, Less Liabilities — (30.78)%	(8,780,051)

NET ASSETS — 100.00%	$28,523,476

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 53.61%
iShares Cohen & Steers Realty Majors Index Fund	2,256	$167,937
iShares S&P 500 Index Fund	42,146	5,553,578
iShares S&P MidCap 400 Index Fund	9,792	914,475
iShares S&P SmallCap 600 Index Fund	8,130	591,864

		7,227,854
INTERNATIONAL EQUITY — 25.96%
iShares MSCI EAFE Index Fund	58,044	3,026,414
iShares MSCI Emerging Markets Index Fund	11,255	474,173

		3,500,587
DOMESTIC FIXED INCOME — 20.38%
iShares Barclays Aggregate Bond Fund	18,806	2,088,406
iShares Barclays Short Treasury Bond Fund	2,635	290,404
iShares iBoxx $ High Yield Corporate Bond Fund	4,069	369,221

		2,748,031

TOTAL INVESTMENT COMPANIES (Cost: $13,360,492)		13,476,472

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a]	8,468	8,468

		8,468

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,468)		8,468

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $13,368,960)		13,484,940
Other Assets, Less Liabilities — (0.01)%		(1,740)

NET ASSETS — 100.00%		$13,483,200

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 56.77%
iShares Cohen & Steers Realty Majors Index Fund	1,473	$109,650
iShares S&P 500 Index Fund[a]	27,761	3,658,067
iShares S&P MidCap 400 Index Fund[a]	6,544	611,144
iShares S&P SmallCap 600 Index Fund[a]	5,511	401,201

		4,780,062
INTERNATIONAL EQUITY — 27.68%
iShares MSCI EAFE Index Fund	38,600	2,012,604
iShares MSCI Emerging Markets Index Fund	7,559	318,461

		2,331,065
DOMESTIC FIXED INCOME — 15.50%
iShares Barclays Aggregate Bond Fund	8,885	986,679
iShares Barclays Short Treasury Bond Fund	979	107,896
iShares iBoxx $ High Yield Corporate Bond Fund	2,316	210,154

		1,304,729

TOTAL INVESTMENT COMPANIES (Cost: $8,455,624)		8,415,856

SHORT-TERM INVESTMENTS — 42.59%

MONEY MARKET FUNDS — 42.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	3,326,033	3,326,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	255,053	255,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	4,696	4,696

		3,585,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,585,782)		3,585,782

Value

TOTAL INVESTMENTS IN SECURITIES — 142.54%
(Cost: $12,041,406)	$12,001,638
Other Assets, Less Liabilities — (42.54)%	(3,581,556)

NET ASSETS — 100.00%	$8,420,082

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 59.18%
iShares Cohen & Steers Realty Majors Index Fund	3,101	$230,839
iShares S&P 500 Index Fund[a]	58,034	7,647,140
iShares S&P MidCap 400 Index Fund[a]	13,836	1,292,144
iShares S&P SmallCap 600 Index Fund[a]	11,844	862,243

		10,032,366
INTERNATIONAL EQUITY — 29.06%
iShares MSCI EAFE Index Fund	81,516	4,250,244
iShares MSCI Emerging Markets Index Fund	16,033	675,471

		4,925,715
DOMESTIC FIXED INCOME — 11.71%
iShares Barclays Aggregate Bond Fund	12,992	1,442,761
iShares Barclays Short Treasury Bond Fund	1,600	176,336
iShares iBoxx $ High Yield Corporate Bond Fund	4,025	365,229

		1,984,326

TOTAL INVESTMENT COMPANIES (Cost: $16,724,337)		16,942,407

SHORT-TERM INVESTMENTS — 43.73%

MONEY MARKET FUNDS — 43.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	6,875,289	6,875,289
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	527,224	527,224
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	9,123	9,123

		7,411,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,411,636)		7,411,636

Value

TOTAL INVESTMENTS IN SECURITIES — 143.68%
(Cost: $24,135,973)	$24,354,043
Other Assets, Less Liabilities — (43.68)%	(7,403,645)

NET ASSETS — 100.00%	$16,950,398

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 60.89%
iShares Cohen & Steers Realty Majors Index Fund	751	$55,904
iShares S&P 500 Index Fund	13,766	1,813,946
iShares S&P MidCap 400 Index Fund[a]	3,312	309,308
iShares S&P SmallCap 600 Index Fund	2,890	210,392

		2,389,550
INTERNATIONAL EQUITY — 30.10%
iShares MSCI EAFE Index Fund	19,553	1,019,494
iShares MSCI Emerging Markets Index Fund	3,845	161,990

		1,181,484
DOMESTIC FIXED INCOME — 8.97%
iShares Barclays Aggregate Bond Fund	2,062	228,985
iShares Barclays Short Treasury Bond Fund	507	55,876
iShares iBoxx $ High Yield Corporate Bond Fund	740	67,148

		352,009

TOTAL INVESTMENT COMPANIES (Cost: $3,781,559)		3,923,043

SHORT-TERM INVESTMENTS — 8.22%

MONEY MARKET FUNDS — 8.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	297,671	297,671
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	22,827	22,827
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	1,990	1,990

		322,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,488)		322,488

Value

TOTAL INVESTMENTS IN SECURITIES — 108.18%
(Cost: $4,104,047)	$4,245,531
Other Assets, Less Liabilities — (8.18)%	(320,886)

NET ASSETS — 100.00%	$3,924,645

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

January 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 61.89%
iShares Cohen & Steers Realty Majors Index Fund	1,049	$78,088
iShares S&P 500 Index Fund	18,580	2,448,287
iShares S&P MidCap 400 Index Fund[a]	4,503	420,535
iShares S&P SmallCap 600 Index Fund	4,019	292,583

		3,239,493
INTERNATIONAL EQUITY — 30.83%
iShares MSCI EAFE Index Fund	26,724	1,393,389
iShares MSCI Emerging Markets Index Fund	5,231	220,382

		1,613,771
DOMESTIC FIXED INCOME — 7.25%
iShares Barclays Aggregate Bond Fund	1,724	191,450
iShares Barclays Short Treasury Bond Fund	1,157	127,513
iShares iBoxx $ High Yield Corporate Bond Fund	669	60,705

		379,668

TOTAL INVESTMENT COMPANIES (Cost: $5,007,391)		5,232,932

SHORT-TERM INVESTMENTS — 8.25%

MONEY MARKET FUNDS — 8.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c]	399,409	399,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c]	30,628	30,628
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b]	1,830	1,830

		431,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,867)		431,867

Value

TOTAL INVESTMENTS IN SECURITIES — 108.22%
(Cost: $5,439,258)	$5,664,799
Other Assets, Less Liabilities — (8.22)%	(430,455)

NET ASSETS — 100.00%	$5,234,344

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

ASSETS
Investments, at cost:	$101,398,507	$150,664,093	$136,943,188

Investments in securities, at fair value (including securities on loana) (Note 1):	$103,654,100	$155,944,251	$143,592,438
Receivables:
Investment securities sold	9,946,866	10,004,686	4,875,170
Securities lending income (Note 5)	7,002	13,207	11,145
Capital shares sold	10,300	9,095	6,133

Total Assets	113,618,268	165,971,239	148,484,886

LIABILITIES
Payables:
Investment securities purchased	9,911,723	10,023,052	4,877,883
Collateral for securities on loan (Note 5)	6,787,715	12,246,237	14,772,030
Capital shares redeemed	7,893	23,338	37,128
Investment advisory fees (Note 2)	8,632	12,189	11,557

Total Liabilities	16,715,963	22,304,816	19,698,598

NET ASSETS	$96,902,305	$143,666,423	$128,786,288

Net assets consist of:
Paid-in capital	$93,211,285	$137,452,252	$119,308,896
Distributions in excess of net investment income	(76,758)	(90,439)	(72,875)
Undistributed net realized gain	1,512,185	1,024,452	2,901,017
Net unrealized appreciation	2,255,593	5,280,158	6,649,250

NET ASSETS	$96,902,305	$143,666,423	$128,786,288

Shares outstanding [b]	3,250,000	4,700,000	4,000,000

Net asset value per share	$29.82	$30.57	$32.20

[a]	Securities on loan with values of $6,650,481, $12,002,206 and $14,476,137, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

ASSETS
Investments, at cost:	$91,559,785	$8,213,606	$5,088,003

Investments in securities, at fair value (including securities on loana) (Note 1):	$95,658,349	$8,308,406	$5,034,829
Receivables:
Investment securities sold	9,969,167	82,058	60,205
Securities lending income (Note 5)	6,683	299	108
Capital shares sold	5,843	—	—

Total Assets	105,640,042	8,390,763	5,095,142

LIABILITIES
Payables:
Investment securities purchased	9,997,195	82,164	60,256
Collateral for securities on loan (Note 5)	7,143,710	637,509	271,240
Capital shares redeemed	19,629	—	—
Investment advisory fees (Note 2)	7,988	725	480

Total Liabilities	17,168,522	720,398	331,976

NET ASSETS	$88,471,520	$7,670,365	$4,763,166

Net assets consist of:
Paid-in capital	$80,975,493	$7,571,195	$4,758,019
Distributions in excess of net investment income	(28,625)	(10,257)	(6,252)
Undistributed net realized gain	3,426,088	14,627	64,573
Net unrealized appreciation (depreciation)	4,098,564	94,800	(53,174)

NET ASSETS	$88,471,520	$7,670,365	$4,763,166

Shares outstanding [b]	2,550,000	250,000	150,000

Net asset value per share	$34.69	$30.68	$31.75

[a]	Securities on loan with values of $6,998,405, $624,747 and $265,833, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

ASSETS
Investments, at cost:	$10,642,009	$18,106,274	$37,152,201

Investments in securities, at fair value (including securities on loana) (Note 1):	$10,571,909	$18,276,964	$37,303,527
Receivables:
Investment securities sold	123,225	211,333	284,779
Securities lending income (Note 5)	386	673	2,361

Total Assets	10,695,520	18,488,970	37,590,667

LIABILITIES
Payables:
Investment securities purchased	124,250	213,256	287,495
Collateral for securities on loan (Note 5)	753,200	—	8,777,085
Investment advisory fees (Note 2)	901	1,675	2,611

Total Liabilities	878,351	214,931	9,067,191

NET ASSETS	$9,817,169	$18,274,039	$28,523,476

Net assets consist of:
Paid-in capital	$9,670,987	$17,772,838	$28,123,097
Distributions in excess of net investment income	(7,913)	(11,835)	(13,450)
Undistributed net realized gain	224,195	342,346	262,503
Net unrealized appreciation (depreciation)	(70,100)	170,690	151,326

NET ASSETS	$9,817,169	$18,274,039	$28,523,476

Shares outstanding [b]	300,000	550,000	850,000

Net asset value per share	$32.72	$33.23	$33.56

[a]	Securities on loan with values of $738,024, $ — and $8,600,693, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

ASSETS
Investments, at cost:	$13,368,960	$12,041,406	$24,135,973

Investments in securities, at fair value (including securities on loana) (Note 1):	$13,484,940	$12,001,638	$24,354,043
Receivables:
Investment securities sold	107,214	53,792	85,542
Securities lending income (Note 5)	450	718	1,266

Total Assets	13,592,604	12,056,148	24,440,851

LIABILITIES
Payables:
Investment securities purchased	108,171	54,211	86,392
Collateral for securities on loan (Note 5)	—	3,581,086	7,402,513
Investment advisory fees (Note 2)	1,233	769	1,548

Total Liabilities	109,404	3,636,066	7,490,453

NET ASSETS	$13,483,200	$8,420,082	$16,950,398

Net assets consist of:
Paid-in capital	$13,238,196	$8,519,832	$16,799,517
Distributions in excess of net investment income	(5,839)	(2,703)	(4,075)
Undistributed net realized gain (accumulated net realized loss)	134,863	(57,279)	(63,114)
Net unrealized appreciation (depreciation)	115,980	(39,768)	218,070

NET ASSETS	$13,483,200	$8,420,082	$16,950,398

Shares outstanding [b]	400,000	250,000	500,000

Net asset value per share	$33.71	$33.68	$33.90

[a]	Securities on loan with values of $ —, $3,509,143 and $7,253,414, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund

ASSETS
Investments, at cost:	$4,104,047	$5,439,258

Investments in securities, at fair value (including securities on loana) (Note 1):	$4,245,531	$5,664,799
Receivables:
Investment securities sold	16,119	19,993
Securities lending income (Note 5)	81	123

Total Assets	4,261,731	5,684,915

LIABILITIES
Payables:
Investment securities purchased	16,227	20,054
Collateral for securities on loan (Note 5)	320,498	430,037
Investment advisory fees (Note 2)	361	480

Total Liabilities	337,086	450,571

NET ASSETS	$3,924,645	$5,234,344

Net assets consist of:
Paid-in capital	$3,731,588	$4,975,619
Distributions in excess of net investment income	(1,172)	(466)
Undistributed net realized gain	52,745	33,650
Net unrealized appreciation	141,484	225,541

NET ASSETS	$3,924,645	$5,234,344

Shares outstanding [b]	150,000	200,000

Net asset value per share	$26.16	$26.17

[a]	Securities on loan with values of $314,189 and $421,571, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$700,258	$1,080,020	$1,156,410
Interest	31	26	37
Securities lending income	39,571	52,593	51,363

Total investment income	739,860	1,132,639	1,207,810

EXPENSES
Investment advisory fees (Note 2)	93,286	136,344	134,296

Total expenses	93,286	136,344	134,296
Less investment advisory fees waived (Note 2)	(52,240)	(76,353)	(75,206)

Net expenses	41,046	59,991	59,090

Net investment income	698,814	1,072,648	1,148,720

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(36,215)	(74,222)	(309,980)
In-kind redemptions	1,631,930	1,257,710	3,585,157
Realized gain distributions from Underlying Funds	15,040	20,439	16,167

Net realized gain	1,610,755	1,203,927	3,291,344

Net change in unrealized appreciation/depreciation	(31,077)	23,327	(2,654,251)

Net realized and unrealized gain	1,579,678	1,227,254	637,093

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,278,492	$2,299,902	$1,785,813

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$852,191	$100,494	$90,849
Interest	26	2	2
Securities lending income	38,461	1,818	1,251

Total investment income	890,678	102,314	92,102

EXPENSES
Investment advisory fees (Note 2)	98,251	10,569	9,050

Total expenses	98,251	10,569	9,050
Less investment advisory fees waived (Note 2)	(55,021)	(5,919)	(5,068)

Net expenses	43,230	4,650	3,982

Net investment income	847,448	97,664	88,120

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(199,938)	(42,240)	(42,736)
In-kind redemptions	3,861,108	63,093	112,345
Realized gain distributions from Underlying Funds	3,552	2,869	1,667

Net realized gain	3,664,722	23,722	71,276

Net change in unrealized appreciation/depreciation	(4,320,643)	55,898	(62,770)

Net realized and unrealized gain (loss)	(655,921)	79,620	8,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,527	$177,284	$96,626

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$130,339	$220,389	$271,882
Interest	3	5	6
Securities lending income	1,914	4,814	6,122

Total investment income	132,256	225,208	278,010

EXPENSES
Investment advisory fees (Note 2)	13,648	23,159	26,352

Total expenses	13,648	23,159	26,352
Less investment advisory fees waived (Note 2)	(7,643)	(12,969)	(14,757)

Net expenses	6,005	10,190	11,595

Net investment income	126,251	215,018	266,415

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(58,123)	(101,556)	(166,921)
In-kind redemptions	320,272	459,586	440,250
Realized gain distributions from Underlying Funds	2,139	3,278	4,032

Net realized gain	264,288	361,308	277,361

Net change in unrealized appreciation/depreciation	(256,813)	(356,779)	(310,967)

Net realized and unrealized gain (loss)	7,475	4,529	(33,606)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,726	$219,547	$232,809

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund

NET INVESTMENT INCOME
Dividends from Underlying Funds	$157,024	$93,272	$166,943
Interest	4	3	4
Securities lending income	3,024	1,980	3,705

Total investment income	160,052	95,255	170,652

EXPENSES
Investment advisory fees (Note 2)	16,587	9,826	18,510

Total expenses	16,587	9,826	18,510
Less investment advisory fees waived (Note 2)	(9,289)	(5,503)	(10,366)

Net expenses	7,298	4,323	8,144

Net investment income	152,754	90,932	162,508

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(62,623)	(39,883)	(67,968)
In-kind redemptions	252,024	—	—
Realized gain distributions from Underlying Funds	1,431	730	880

Net realized gain (loss)	190,832	(39,153)	(67,088)

Net change in unrealized appreciation/depreciation	(400,299)	(6,939)	(193,181)

Net realized and unrealized loss	(209,467)	(46,092)	(260,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,713)	$44,840	$(97,761)

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2012

	iShares S&P Target Date 2045 Index Fund[a]	iShares S&P Target Date 2050 Index Fund[a]

NET INVESTMENT INCOME
Dividends from Underlying Funds	$40,600	$48,578
Interest	1	1
Securities lending income	630	485

Total investment income	41,231	49,064

EXPENSES
Investment advisory fees (Note 2)	4,058	4,512

Total expenses	4,058	4,512
Less investment advisory fees waived (Note 2)	(2,272)	(2,527)

Net expenses	1,786	1,985

Net investment income	39,445	47,079

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,825)	(4,440)
In-kind redemptions	56,415	37,993
Realized gain distributions from Underlying Funds	155	97

Net realized gain	52,745	33,650

Net change in unrealized appreciation/depreciation	141,484	225,541

Net realized and unrealized gain	194,229	259,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,674	$306,270

[a]	For the period from August 16, 2011 (commencement of operations) to January 31, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$698,814	$1,116,568	$1,072,648	$1,843,107
Net realized gain	1,610,755	1,673,129	1,203,927	2,147,067
Net change in unrealized appreciation/depreciation	(31,077)	846,949	23,327	2,875,810

Net increase in net assets resulting from operations	2,278,492	3,636,646	2,299,902	6,865,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(775,572)	(1,122,314)	(1,321,074)	(1,729,635)

Total distributions to shareholders	(775,572)	(1,122,314)	(1,321,074)	(1,729,635)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,834,878	29,061,948	52,412,717	45,045,769
Cost of shares redeemed	(16,257,785)	(10,163,188)	(7,583,784)	(10,586,637)

Net increase in net assets from capital share transactions	33,577,093	18,898,760	44,828,933	34,459,132

INCREASE IN NET ASSETS	35,080,013	21,413,092	45,807,761	39,595,481

NET ASSETS
Beginning of period	61,822,292	40,409,200	97,858,662	58,263,181

End of period	$96,902,305	$61,822,292	$143,666,423	$97,858,662

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(76,758)	$—	$(90,439)	$157,987

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	1,000,000	1,750,000	1,500,000
Shares redeemed	(550,000)	(350,000)	(250,000)	(350,000)

Net increase in shares outstanding	1,150,000	650,000	1,500,000	1,150,000

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,148,720	$2,024,970	$847,448	$1,284,979
Net realized gain	3,291,344	1,981,038	3,664,722	3,130,743
Net change in unrealized appreciation/depreciation	(2,654,251)	5,422,045	(4,320,643)	4,424,097

Net increase in net assets resulting from operations	1,785,813	9,428,053	191,527	8,839,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,356,230)	(1,929,204)	(915,331)	(1,249,358)

Total distributions to shareholders	(1,356,230)	(1,929,204)	(915,331)	(1,249,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,006,788	47,579,520	21,989,924	41,674,079
Cost of shares redeemed	(15,779,574)	(7,978,924)	(15,262,574)	(10,457,221)

Net increase in net assets from capital share transactions	20,227,214	39,600,596	6,727,350	31,216,858

INCREASE IN NET ASSETS	20,656,797	47,099,445	6,003,546	38,807,319

NET ASSETS
Beginning of period	108,129,491	61,030,046	82,467,974	43,660,655

End of period	$128,786,288	$108,129,491	$88,471,520	$82,467,974

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(72,875)	$134,635	$(28,625)	$39,258

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,500,000	650,000	1,200,000
Shares redeemed	(500,000)	(250,000)	(450,000)	(300,000)

Net increase in shares outstanding	650,000	1,250,000	200,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$97,664	$170,698	$88,120	$130,864
Net realized gain	23,722	415,676	71,276	388,724
Net change in unrealized appreciation/depreciation	55,898	28,737	(62,770)	37,095

Net increase in net assets resulting from operations	177,284	615,111	96,626	556,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(107,921)	(172,485)	(94,372)	(173,667)

Total distributions to shareholders	(107,921)	(172,485)	(94,372)	(173,667)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,482,424	8,996,149	6,100,420	14,080,491
Cost of shares redeemed	(2,999,857)	(7,457,933)	(12,424,553)	(6,318,529)

Net increase (decrease) in net assets from capital share transactions	(1,517,433)	1,538,216	(6,324,133)	7,761,962

INCREASE (DECREASE) IN NET ASSETS	(1,448,070)	1,980,842	(6,321,879)	8,144,978

NET ASSETS
Beginning of period	9,118,435	7,137,593	11,085,045	2,940,067

End of period	$7,670,365	$9,118,435	$4,763,166	$11,085,045

Distributions in excess of net investment income included in net assets at end of period	$(10,257)	$—	$(6,252)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	300,000	200,000	450,000
Shares redeemed	(100,000)	(250,000)	(400,000)	(200,000)

Net increase (decrease) in shares outstanding	(50,000)	50,000	(200,000)	250,000

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$126,251	$256,056	$215,018	$343,893
Net realized gain	264,288	509,587	361,308	741,018
Net change in unrealized appreciation/depreciation	(256,813)	258,486	(356,779)	498,919

Net increase in net assets resulting from operations	133,726	1,024,129	219,547	1,583,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(150,870)	(301,849)	(244,941)	(410,856)

Total distributions to shareholders	(150,870)	(301,849)	(244,941)	(410,856)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,299,760	13,062,976	4,717,917	13,390,593
Cost of shares redeemed	(11,257,113)	(4,975,590)	(6,519,601)	(5,040,243)

Net increase (decrease) in net assets from capital share transactions	(4,957,353)	8,087,386	(1,801,684)	8,350,350

INCREASE (DECREASE) IN NET ASSETS	(4,974,497)	8,809,666	(1,827,078)	9,523,324

NET ASSETS
Beginning of period	14,791,666	5,982,000	20,101,117	10,577,793

End of period	$9,817,169	$14,791,666	$18,274,039	$20,101,117

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,913)	$16,706	$(11,835)	$18,088

SHARES ISSUED AND REDEEMED
Shares sold	200,000	400,000	150,000	400,000
Shares redeemed	(350,000)	(150,000)	(200,000)	(150,000)

Net increase (decrease) in shares outstanding	(150,000)	250,000	(50,000)	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$266,415	$301,365	$152,754	$262,788
Net realized gain	277,361	908,671	190,832	666,225
Net change in unrealized appreciation/depreciation	(310,967)	336,978	(400,299)	629,696

Net increase (decrease) in net assets resulting from operations	232,809	1,547,014	(56,713)	1,558,709

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(292,993)	(366,304)	(164,648)	(332,934)

Total distributions to shareholders	(292,993)	(366,304)	(164,648)	(332,934)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,359,701	15,109,594	3,282,578	6,929,694
Cost of shares redeemed	(11,483,116)	(5,142,123)	(3,291,731)	(3,528,160)

Net increase (decrease) in net assets from capital share transactions	9,876,585	9,967,471	(9,153)	3,401,534

INCREASE (DECREASE) IN NET ASSETS	9,816,401	11,148,181	(230,514)	4,627,309

NET ASSETS
Beginning of period	18,707,075	7,558,894	13,713,714	9,086,405

End of period	$28,523,476	$18,707,075	$13,483,200	$13,713,714

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,450)	$13,128	$(5,839)	$6,055

SHARES ISSUED AND REDEEMED
Shares sold	650,000	450,000	100,000	200,000
Shares redeemed	(350,000)	(150,000)	(100,000)	(100,000)

Net increase in shares outstanding	300,000	300,000	—	100,000

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$90,932	$126,331	$162,508	$263,222
Net realized gain (loss)	(39,153)	556,841	(67,088)	1,185,171
Net change in unrealized appreciation/depreciation	(6,939)	105,506	(193,181)	350,269

Net increase (decrease) in net assets resulting from operations	44,840	788,678	(97,761)	1,798,662

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(96,051)	(169,662)	(170,621)	(350,873)

Total distributions to shareholders	(96,051)	(169,662)	(170,621)	(350,873)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,601,432	8,454,168	1,622,781	10,441,049
Cost of shares redeemed	—	(5,221,096)	—	(6,909,916)

Net increase in net assets from capital share transactions	1,601,432	3,233,072	1,622,781	3,531,133

INCREASE IN NET ASSETS	1,550,221	3,852,088	1,354,399	4,978,922

NET ASSETS
Beginning of period	6,869,861	3,017,773	15,595,999	10,617,077

End of period	$8,420,082	$6,869,861	$16,950,398	$15,595,999

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,703)	$2,416	$(4,075)	$4,038

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	50,000	300,000
Shares redeemed	—	(150,000)	—	(200,000)

Net increase in shares outstanding	50,000	100,000	50,000	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund
	Period from August 16, 2011[a] to January 31, 2012 (Unaudited)	Period from August 16, 2011[a] to January 31, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,445	$47,079
Net realized gain	52,745	33,650
Net change in unrealized appreciation/depreciation	141,484	225,541

Net increase in net assets resulting from operations	233,674	306,270

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,617)	(47,545)

Total distributions to shareholders	(40,617)	(47,545)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,999,539	6,243,104
Cost of shares redeemed	(1,267,951)	(1,267,485)

Net increase in net assets from capital share transactions	3,731,588	4,975,619

INCREASE IN NET ASSETS	3,924,645	5,234,344

NET ASSETS
Beginning of period	—	—

End of period	$3,924,645	$5,234,344

Distributions in excess of net investment income included in net assets at end of period	$(1,172)	$(466)

SHARES ISSUED AND REDEEMED
Shares sold	200,000	250,000
Shares redeemed	(50,000)	(50,000)

Net increase in shares outstanding	150,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$29.44	$27.87	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.27	0.65	0.54	0.49
Net realized and unrealized gain[c]	0.41	1.56	1.64	0.77

Total from investment operations	0.68	2.21	2.18	1.26

Less distributions from:
Net investment income	(0.30)	(0.64)	(0.58)	(0.43)

Total distributions	(0.30)	(0.64)	(0.58)	(0.43)

Net asset value, end of period	$29.82	$29.44	$27.87	$26.27

Total return	2.34%[d]	7.99%	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$96,902	$61,822	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.87%	2.26%	1.98%	2.65%
Portfolio turnover rate[g]	13%	7%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.58	$28.42	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.29	0.69	0.58	0.52
Net realized and unrealized gain[c]	0.05	2.09	1.82	0.86

Total from investment operations	0.34	2.78	2.40	1.38

Less distributions from:
Net investment income	(0.35)	(0.62)	(0.54)	(0.42)

Total distributions	(0.35)	(0.62)	(0.54)	(0.42)

Net asset value, end of period	$30.57	$30.58	$28.42	$26.56

Total return	1.16%[d]	9.84%	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$143,666	$97,859	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.97%	2.30%	2.06%	2.80%
Portfolio turnover rate[g]	9%	9%	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.28	$29.06	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.33	0.73	0.63	0.58
Net realized and unrealized gain (loss)[c]	(0.03)	3.17	2.22	0.88

Total from investment operations	0.30	3.90	2.85	1.46

Less distributions from:
Net investment income	(0.38)	(0.68)	(0.59)	(0.45)

Total distributions	(0.38)	(0.68)	(0.59)	(0.45)

Net asset value, end of period	$32.20	$32.28	$29.06	$26.80

Total return	1.00%[d]	13.49%	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,786	$108,129	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.14%	2.29%	2.18%	3.22%
Portfolio turnover rate[g]	5%	10%	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$35.09	$30.11	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.35	0.69	0.56	0.59
Net realized and unrealized gain (loss)[c]	(0.38)	4.93	3.15	0.91

Total from investment operations	(0.03)	5.62	3.71	1.50

Less distributions from:
Net investment income	(0.37)	(0.64)	(0.57)	(0.49)

Total distributions	(0.37)	(0.64)	(0.57)	(0.49)

Net asset value, end of period	$34.69	$35.09	$30.11	$26.97

Total return	0.00%[d,e]	18.75%	13.78%	6.04%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,472	$82,468	$43,661	$18,876
Ratio of expenses to average net assets[f,g]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[g]	2.16%	2.00%	1.89%	3.38%
Portfolio turnover rate[h]	13%	13%	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Rounds to less than 0.01%.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Target Date Retirement Income Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.39	$28.55	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.35	0.78	0.67	0.53
Net realized and unrealized gain[c]	0.30	1.84	1.97	1.05

Total from investment operations	0.65	2.62	2.64	1.58

Less distributions from:
Net investment income	(0.36)	(0.78)	(0.71)	(0.54)

Total distributions	(0.36)	(0.78)	(0.71)	(0.54)

Net asset value, end of period	$30.68	$30.39	$28.55	$26.62

Total return	2.16%[d]	9.30%	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,670	$9,118	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.31%	2.63%	2.39%	2.88%
Portfolio turnover rate[g]	12%	20%	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$31.67	$29.40	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.37	0.79	0.69	0.54
Net realized and unrealized gain[c]	0.09	2.48	2.32	1.09

Total from investment operations	0.46	3.27	3.01	1.63

Less distributions from:
Net investment income	(0.38)	(1.00)	(0.72)	(0.18)

Total distributions	(0.38)	(1.00)	(0.72)	(0.18)

Net asset value, end of period	$31.75	$31.67	$29.40	$27.11

Total return	1.49%[d]	11.22%	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,763	$11,085	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.43%	2.53%	2.38%	2.94%
Portfolio turnover rate[g]	13%	28%	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.87	$29.91	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.37	0.85	0.70	0.54
Net realized and unrealized gain (loss)[c]	(0.07)	3.00	2.56	1.09

Total from investment operations	0.30	3.85	3.26	1.63

Less distributions from:
Net investment income	(0.45)	(0.89)	(0.53)	(0.19)

Total distributions	(0.45)	(0.89)	(0.53)	(0.19)

Net asset value, end of period	$32.72	$32.87	$29.91	$27.18

Total return	0.97%[d]	12.95%	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,817	$14,792	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.31%	2.63%	2.40%	2.98%
Portfolio turnover rate[g]	13%	24%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$33.50	$30.22	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.37	0.84	0.66	0.54
Net realized and unrealized gain (loss)[c]	(0.22)	3.49	2.80	1.04

Total from investment operations	0.15	4.33	3.46	1.58

Less distributions from:
Net investment income	(0.42)	(1.05)	(0.44)	(0.19)

Total distributions	(0.42)	(1.05)	(0.44)	(0.19)

Net asset value, end of period	$33.23	$33.50	$30.22	$27.20

Total return	0.51%[d]	14.43%	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,274	$20,101	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.32%	2.54%	2.22%	3.01%
Portfolio turnover rate[g]	9%	20%	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.01	$30.24	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.41	0.86	0.66	0.57
Net realized and unrealized gain (loss)[c]	(0.45)	3.84	2.94	0.95

Total from investment operations	(0.04)	4.70	3.60	1.52

Less distributions from:
Net investment income	(0.41)	(0.93)	(0.56)	(0.20)

Total distributions	(0.41)	(0.93)	(0.56)	(0.20)

Net asset value, end of period	$33.56	$34.01	$30.24	$27.20

Total return	(0.05)%[d]	15.64%	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,523	$18,707	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.53%	2.56%	2.22%	3.22%
Portfolio turnover rate[g]	15%	17%	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.28	$30.29	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.37	0.80	0.64	0.54
Net realized and unrealized gain (loss)[c]	(0.54)	4.19	3.04	0.86

Total from investment operations	(0.17)	4.99	3.68	1.40

Less distributions from:
Net investment income	(0.40)	(1.00)	(0.52)	(0.21)

Total distributions	(0.40)	(1.00)	(0.52)	(0.21)

Net asset value, end of period	$33.71	$34.28	$30.29	$27.13

Total return	(0.44)%[d]	16.55%	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,483	$13,714	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.30%	2.37%	2.15%	3.08%
Portfolio turnover rate[g]	9%	23%	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.35	$30.18	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.37	0.78	0.59	0.52
Net realized and unrealized gain (loss)[c]	(0.66)	4.42	3.13	0.79

Total from investment operations	(0.29)	5.20	3.72	1.31

Less distributions from:
Net investment income	(0.38)	(1.03)	(0.63)	(0.20)

Total distributions	(0.38)	(1.03)	(0.63)	(0.20)

Net asset value, end of period	$33.68	$34.35	$30.18	$27.09

Total return	(0.76)%[d]	17.34%	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,420	$6,870	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.31%	2.30%	1.99%	3.01%
Portfolio turnover rate[g]	8%	30%	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.66	$30.33	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.35	0.73	0.68	0.51
Net realized and unrealized gain (loss)[c]	(0.73)	4.65	3.06	0.75

Total from investment operations	(0.38)	5.38	3.74	1.26

Less distributions from:
Net investment income	(0.38)	(1.05)	(0.46)	(0.21)

Total distributions	(0.38)	(1.05)	(0.46)	(0.21)

Net asset value, end of period	$33.90	$34.66	$30.33	$27.05

Total return	(1.03)%[d]	17.85%	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,950	$15,596	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.19%	2.14%	2.26%	2.94%
Portfolio turnover rate[g]	6%	15%	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2045 Index Fund
Period from Aug. 16, 2011[a] to Jan. 31, 2012 (Unaudited)
Net asset value, beginning of period	$24.75

Income from investment operations:
Net investment income[b]	0.28
Net realized and unrealized gain[c]	1.40

Total from investment operations	1.68

Less distributions from:
Net investment income	(0.27)

Total distributions	(0.27)

Net asset value, end of period	$26.16

Total return	6.86%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,925
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.43%
Portfolio turnover rate[g]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2050 Index Fund
Period from Aug. 16, 2011[a] to Jan. 31, 2012 (Unaudited)
Net asset value, beginning of period	$24.75

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized gain[c]	1.38

Total from investment operations	1.68

Less distributions from:
Net investment income	(0.26)

Total distributions	(0.26)

Net asset value, end of period	$26.17

Total return	6.84%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,234
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[f]	2.61%
Portfolio turnover rate[g]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Allocation/Index Fund	Diversification Classification
S&P Conservative	Diversified
S&P Moderate	Diversified
S&P Growth	Diversified
S&P Aggressive	Diversified
S&P Target Date Retirement Income	Diversified
S&P Target Date 2010	Diversified
S&P Target Date 2015	Diversified

iShares Allocation/Index Fund	Diversification Classification
S&P Target Date 2020	Diversified
S&P Target Date 2025	Diversified
S&P Target Date 2030	Diversified
S&P Target Date 2035	Diversified
S&P Target Date 2040	Diversified
S&P Target Date 2045[a]	Diversified
S&P Target Date 2050[a]	Diversified

[a]	The Fund commenced operations on August 16, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2012, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares Allocation/Index Fund	Expiring 2018	Expiring 2019	Total
S&P Conservative	$—	$41,357	$41,357
S&P Moderate	—	4,198	4,198
S&P Growth	13,993	—	13,993
S&P Aggressive	1,496	—	1,496
S&P Target Date Retirement Income	—	136	136
S&P Target Date 2015	—	24,567	24,567
S&P Target Date 2020	—	731	731
S&P Target Date 2030	—	6,033	6,033

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Conservative	$101,453,058	$2,383,562	$(182,520)	$2,201,042
S&P Moderate	150,836,978	5,935,162	(827,889)	5,107,273
S&P Growth	137,301,623	7,211,822	(921,007)	6,290,815
S&P Aggressive	91,796,923	4,674,246	(812,820)	3,861,426
S&P Target Date Retirement Income	8,222,565	177,462	(91,621)	85,841
S&P Target Date 2010	5,097,926	42,924	(106,021)	(63,097)
S&P Target Date 2015	10,657,535	150,499	(236,125)	(85,626)
S&P Target Date 2020	18,124,505	530,282	(377,823)	152,459
S&P Target Date 2025	37,168,643	557,926	(423,042)	134,884
S&P Target Date 2030	13,418,896	448,581	(382,537)	66,044
S&P Target Date 2035	12,060,227	218,574	(277,163)	(58,589)
S&P Target Date 2040	24,143,804	588,553	(378,314)	210,239
S&P Target Date 2045	4,104,047	173,263	(31,779)	141,484
S&P Target Date 2050	5,439,258	234,884	(9,343)	225,541

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of the investment advisory fees it is entitled to receive from each Fund through June 30, 2013 in an amount equal to 0.14%. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$21,307
S&P Moderate	28,319
S&P Growth	27,657
S&P Aggressive	20,710
S&P Target Date Retirement Income	982
S&P Target Date 2010	676
S&P Target Date 2015	1,034

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2020	$2,592
S&P Target Date 2025	3,339
S&P Target Date 2030	1,628
S&P Target Date 2035	1,083
S&P Target Date 2040	2,019
S&P Target Date 2045	340
S&P Target Date 2050	261

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$9,983,448	$10,022,116
S&P Moderate	10,579,614	10,779,827
S&P Growth	5,252,674	5,410,475
S&P Aggressive	10,069,666	10,087,502
S&P Target Date Retirement Income	989,243	999,688
S&P Target Date 2010	939,103	946,475
S&P Target Date 2015	1,503,605	1,528,227
S&P Target Date 2020	1,669,773	1,690,842
S&P Target Date 2025	3,338,004	3,411,158
S&P Target Date 2030	1,177,101	1,189,642
S&P Target Date 2035	613,385	618,009
S&P Target Date 2040	984,670	991,507
S&P Target Date 2045	173,075	175,341
S&P Target Date 2050	179,549	180,822

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$49,768,468	$16,240,225
S&P Moderate	52,364,623	7,555,332
S&P Growth	35,956,664	15,733,282
S&P Aggressive	21,970,338	15,236,546
S&P Target Date Retirement Income	1,482,105	2,998,165
S&P Target Date 2010	6,098,325	12,418,789
S&P Target Date 2015	6,290,864	11,246,204
S&P Target Date 2020	4,712,117	6,506,202
S&P Target Date 2025	20,773,150	10,855,224
S&P Target Date 2030	3,279,423	3,287,958
S&P Target Date 2035	1,600,208	—
S&P Target Date 2040	1,621,822	—
S&P Target Date 2045	4,996,781	1,265,546
S&P Target Date 2050	6,240,555	1,265,443

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

iShares S&P Target Date 2045 and iShares Target Date 2050 Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 22-23, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”) in December 2009. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account prior discussions at Board meetings held during 2009, 2010, and 2011, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration because a contractual advisory fee waiver set the investment advisory fee rate for the Funds at the low end of the market place, effectively giving Fund shareholders, from inception, the benefit of lower fees. The Board further considered the contractual fee waivers that had been implemented by BFA. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds regulated under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Allocation/Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Conservative	$0.28710	$—	$0.01389	$0.30099	95%	—%	5%	100%
S&P Moderate	0.33773	—	0.01317	0.35090	96	—	4	100
S&P Growth	0.36991	—	0.01302	0.38293	97	—	3	100
S&P Aggressive	0.36609	—	0.00840	0.37449	98	—	2	100
S&P Target Date Retirement Income	0.34204	—	0.02287	0.36491	94	—	6	100
S&P Target Date 2010	0.35481	—	0.02136	0.37617	94	—	6	100
S&P Target Date 2015	0.42696	—	0.01977	0.44673	96	—	4	100
S&P Target Date 2020	0.40307	—	0.01608	0.41915	96	—	4	100
S&P Target Date 2025	0.39783	—	0.01336	0.41119	97	—	3	100
S&P Target Date 2030	0.38404	—	0.01164	0.39568	97	—	3	100
S&P Target Date 2035	0.37449	—	0.00971	0.38420	97	—	3	100
S&P Target Date 2040	0.37102	—	0.00814	0.37916	98	—	2	100
S&P Target Date 2045	0.26633	—	0.00445	0.27078	98	—	2	100
S&P Target Date 2050	0.25301	—	0.00342	0.25643	99	—	1	100

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES TO FINANCIAL STATEMENTS	69

Notes:

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-74-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares FTSE Developed Small Cap ex-North America Index Fund  |  IFSM  |  NASDAQ

iShares MSCI ACWI Index Fund  |  ACWI  |  NASDAQ

iShares MSCI ACWI ex US Index Fund  |  ACWX  |  NASDAQ

iShares MSCI Emerging Markets Financials Sector Index Fund  |  EMFN  |  NASDAQ

iShares MSCI Emerging Markets Materials Sector Index Fund  |  EMMT  |  NASDAQ

iShares MSCI Europe Financials Sector Index Fund  |  EUFN  |  NASDAQ

iShares MSCI Far East Financials Sector Index Fund  |  FEFN  |  NASDAQ

iShares MSCI Kokusai Index Fund  |  TOK  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.68)%	(12.41)%	(10.23)%	(6.11)%	(6.11)%	(5.33)%	(23.38)%	(23.37)%	(20.61)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside North America, as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (12.14)%, net of fees, while the total return for the Index was (12.83)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Industrial	24.38%
Financial	18.45
Consumer Cyclical	16.56
Consumer Non-Cyclical	13.17
Basic Materials	10.75
Energy	5.54
Communications	4.82
Technology	4.05
Utilities	1.14
Diversified	0.87
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Croda International PLC (United Kingdom)	0.45%
Symrise AG (Germany)	0.35
MTU Aero Engines Holding AG (Germany)	0.34
Bank of Ireland (Ireland)	0.34
Travis Perkins PLC (United Kingdom)	0.33
Campbell Brothers Ltd. (Australia)	0.32
Topdanmark A/S (Denmark)	0.32
Aberdeen Asset Management PLC (United Kingdom)	0.31
Babcock International Group PLC (United Kingdom)	0.31
Galenica Holding AG Registered (Switzerland)	0.31

TOTAL	3.38%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.49)%	(3.70)%	(3.47)%	(1.33)%	(1.35)%	(1.51)%	(5.04)%	(5.11)%	(5.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (4.51)%, net of fees, while the total return for the Index was (4.80)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	18.47%
Financial	18.37
Energy	11.63
Industrial	10.40
Consumer Cyclical	9.98
Communications	9.38
Technology	8.78
Basic Materials	8.00
Utilities	3.65
Diversified	1.06
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Apple Inc.	1.54%
Exxon Mobil Corp.	1.49
International Business Machines Corp.	0.87
Microsoft Corp.	0.81
Chevron Corp.	0.73
Nestle SA Registered (Switzerland)	0.72
General Electric Co.	0.68
Pfizer Inc.	0.62
Johnson & Johnson	0.60
AT&T Inc.	0.60

TOTAL	8.66%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.14)%	(9.23)%	(8.75)%	(4.26)%	(4.25)%	(3.57)%	(15.45)%	(15.41)%	(13.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (9.92)%, net of fees, while the total return for the Index was (10.00)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Financial	23.48%
Consumer Non-Cyclical	16.04
Basic Materials	12.19
Energy	11.04
Consumer Cyclical	9.93
Industrial	9.86
Communications	7.73
Technology	3.93
Utilities	3.88
Diversified	1.31
Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	1.36%
HSBC Holdings PLC (United Kingdom)	0.99
BHP Billiton Ltd. (Australia)	0.96
Vodafone Group PLC (United Kingdom)	0.92
BP PLC (United Kingdom)	0.91
Novartis AG Registered (Switzerland)	0.84
Roche Holding AG Genusschein (Switzerland)	0.82
Royal Dutch Shell PLC Class A (United Kingdom)	0.80
GlaxoSmithKline PLC (United Kingdom)	0.79
Toyota Motor Corp. (Japan)	0.71

TOTAL	9.10%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.19)%	(5.03)%	(8.58)%	1.71%	2.57%	1.12%	3.51%	5.30%	2.29%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.40)%, net of fees, while the total return for the Index was (11.68)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Banks	73.04%
Diversified Financial Services	8.37
Insurance	7.73
Real Estate	7.18
Holding Companies – Diversified	3.37
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Itau Unibanco Holding SA Preferred SP ADR (Brazil)	5.60%
China Construction Bank Corp. Class H (China)	5.26
Banco Bradesco SA Preferred SP ADR (Brazil)	5.08
Industrial and Commercial Bank of China Ltd. Class H (China)	4.99
Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	4.22
Sberbank of Russia SP ADR (Russia)	3.84
Bank of China Ltd. Class H (China)	3.35
HDFC Bank Ltd. SP ADR (India)	3.16
China Life Insurance Co. Ltd. Class H (China)	3.00
ICICI Bank Ltd. SP ADR (India)	2.88

TOTAL	41.38%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.65)%	(16.07)%	(14.88)%	(2.79)%	(3.03)%	(0.20)%	(5.59)%	(6.06)%	(0.41)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (15.22)%, net of fees, while the total return for the Index was (15.84)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Iron & Steel	37.03%
Mining	30.17
Chemicals	16.00
Building Materials	10.57
Holding Companies – Diversified	2.52
Forest Products & Paper	1.76
Coal	1.45
Manufacturing	0.30
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Vale SA Class A Preferred SP ADR (Brazil)	9.73%
POSCO SP ADR (South Korea)	7.92
Vale SA SP ADR (Brazil)	7.56
Sociedad Quimica y Minera de Chile SA Series B SP ADR (Chile)	4.06
AngloGold Ashanti Ltd. (South Africa)	4.02
Grupo Mexico SAB de CV Series B (Mexico)	2.80
MMC Norilsk Nickel OJSC SP ADR (Russia)	2.79
Impala Platinum Holdings Ltd. (South Africa)	2.63
Siam Cement PCL NVDR (Thailand)	2.52
China Steel Corp. SP GDR (Taiwan)	2.44

TOTAL	46.47%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(26.34)%	(25.70)%	(26.32)%	(13.71)%	(13.40)%	(13.58)%	(25.90)%	(25.36)%	(25.65)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (18.94)%, net of fees, while the total return for the Index was (18.96)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Banks	61.56%
Insurance	27.02
Real Estate Investment Trusts	4.41
Diversified Financial Services	3.55
Holding Companies – Diversified	2.82
Other*	0.48
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	12.29%
Banco Santander SA (Spain)	5.43
Standard Chartered PLC (United Kingdom)	4.74
Allianz SE Registered (Germany)	4.12
UBS AG Registered (Switzerland)	4.09
BNP Paribas SA (France)	3.37
Banco Bilbao Vizcaya Argentaria SA (Spain)	3.29
Deutsche Bank AG Registered (Germany)	3.24
Barclays PLC (United Kingdom)	3.20
Zurich Financial Services AG Registered (Switzerland)	2.87

TOTAL	46.64%

*	Other includes industries which individually represent less than 1% of net assets.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.16)%	(12.54)%	(11.39)%	(1.73)%	(1.74)%	(1.29)%	(3.49)%	(3.50)%	(2.60)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.07)%, net of fees, while the total return for the Index was (9.79)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Industry	Percentage of Net Assets

Banks	44.90%
Real Estate	22.01
Insurance	13.51
Diversified Financial Services	9.39
Real Estate Investment Trusts	4.70
Holding Companies — Diversified	3.31
Home Builders	1.12
Other*	0.98
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Mitsubishi UFJ Financial Group Inc. (Japan)	9.28%
Sumitomo Mitsui Financial Group Inc. (Japan)	6.93
Mizuho Financial Group Inc. (Japan)	5.49
AIA Group Ltd. (Hong Kong)	4.43
Sun Hung Kai Properties Ltd. (Hong Kong)	3.08
Oversea-Chinese Banking Corp. Ltd. (Singapore)	3.05
Cheung Kong (Holdings) Ltd. (Hong Kong)	2.99
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	2.93
Tokio Marine Holdings Inc. (Japan)	2.90
DBS Group Holdings Ltd. (Singapore)	2.88

TOTAL	43.96%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.94)%	(1.47)%	(2.16)%	(3.87)%	(3.72)%	(4.19)%	(15.10)%	(14.52)%	(16.23)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (3.42)%, net of fees, while the total return for the Index was (3.50)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.13%
Financial	18.16
Energy	12.28
Industrial	9.72
Technology	9.26
Communications	9.20
Consumer Cyclical	8.03
Basic Materials	7.51
Utilities	3.71
Diversified	0.72
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

Apple Inc.	1.97%
Exxon Mobil Corp.	1.89
International Business Machines Corp.	1.07
Microsoft Corp.	1.03
Chevron Corp.	0.95
General Electric Co.	0.92
Nestle SA Registered (Switzerland)	0.90
Johnson & Johnson	0.83
AT&T Inc.	0.81
Procter & Gamble Co. (The)	0.81

TOTAL	11.18%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$878.60	0.50%	$2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
MSCI ACWI
Actual	1,000.00	954.90	0.34	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.34	1.73
MSCI ACWI ex US
Actual	1,000.00	900.80	0.34	1.62
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.34	1.73
MSCI Emerging Markets Financials Sector
Actual	1,000.00	896.00	0.70	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.70	3.56

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
MSCI Emerging Markets Materials Sector
Actual	$1,000.00	$847.80	0.69%	$3.20
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.69	3.51
MSCI Europe Financials Sector
Actual	1,000.00	810.60	0.48	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
MSCI Far East Financials Sector
Actual	1,000.00	899.30	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
MSCI Kokusai
Actual	1,000.00	965.80	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.10%

AUSTRALIA — 10.87%
Acrux Ltd.[a]	5,045	$18,337
AED Oil Ltd.[a,b]	11,395	1
Alesco Corp. Ltd.	6,720	9,070
Ampella Mining Ltd.[a]	5,750	8,555
APA Group	19,180	97,841
Arafura Resources Ltd.[a]	12,795	6,799
ARB Corp. Ltd.	1,880	16,423
Ardent Leisure Group	37,430	41,967
Aston Resources Ltd.[a]	1,900	19,364
Astro Japan Property Trust	8,604	18,745
Atlas Iron Ltd.	20,595	67,851
Aurora Oil and Gas Ltd.[a]	10,310	32,213
Ausdrill Ltd.	7,750	29,321
Austal Ltd.	10,890	23,494
Austar United Communications Ltd.[a,c]	14,485	18,319
Austin Engineering Ltd.	3,535	16,755
Australian Agricultural Co. Ltd.[a]	14,320	21,154
Australian Pharmaceutical Industries Ltd.	30,660	9,775
AWE Ltd.[a]	18,455	29,420
Bathurst Resources Ltd.[a]	23,070	16,182
Beach Energy Ltd.	49,515	77,881
Beadell Resources Ltd.[a,c]	23,280	18,432
Biota Holdings Ltd.[a]	16,315	14,218
Boart Longyear Group	15,855	59,312
Bradken Ltd.	5,975	49,910
Brockman Resources Ltd.[a]	2,815	6,402
Bunnings Warehouse Property Trust	7,164	13,286
Campbell Brothers Ltd.	1,940	107,210
Cardno Ltd.	4,005	25,538
carsales.com Ltd.[c]	4,810	24,537
Centamin PLC[a]	31,020	46,063
Centro Retail Australia[a]	37,465	73,261
Charter Hall Retail REIT	8,994	31,065
Coal of Africa Ltd.[a]	13,810	14,603
Coalspur Mines Ltd.[a]	17,060	32,544
Cockatoo Coal Ltd.[a]	39,300	16,080
Coffey International Ltd.[a]	20,080	10,883
Cudeco Ltd.[a]	1,430	5,425
Dart Energy Ltd.[a]	18,490	8,548
David Jones Ltd.[c]	20,360	56,041

Security	Shares	Value

Discovery Metals Ltd.[a,c]	14,240	$23,381
Emeco Holdings Ltd.	34,385	37,456
Energy World Corp. Ltd.[a,c]	42,970	32,195
Equatorial Resources Ltd.[a]	4,745	11,800
Evolution Mining Ltd.[a]	14,065	27,205
Extract Resources Ltd.[a]	3,380	30,712
FKP Property Group	44,164	29,804
Fleetwood Corp. Ltd.	2,320	30,055
FlexiGroup Ltd.	7,885	16,843
Flinders Mines Ltd.[a]	73,030	22,896
G.U.D Holdings Ltd.	4,830	38,601
Galaxy Resources Ltd.[a]	9,625	9,002
Geodynamics Ltd.[a]	22,660	3,853
Gindalbie Metals Ltd.[a,c]	17,135	11,381
GrainCorp Ltd.	5,590	46,576
Gryphon Minerals Ltd.[a,c]	11,475	15,915
Hastie Group Ltd.[a]	7,198	4,322
Hills Industries Ltd.	16,390	18,028
Imdex Ltd.	7,345	16,783
Independence Group NL	6,745	28,315
Industrea Ltd.	12,295	14,896
Infigen Energy[a]	44,535	13,252
ING Office Fund	99,355	67,049
Integra Mining Ltd.[a,c]	21,900	13,848
Intrepid Mines Ltd.[a,c]	17,940	24,309
Invocare Ltd.	6,165	48,877
Iress Market Technology Ltd.	3,265	24,116
Ivanhoe Australia Ltd.[a]	8,060	16,147
JB Hi-Fi Ltd.[c]	6,415	85,901
Karoon Gas Australia Ltd.[a,c]	6,230	34,296
Kingsgate Consolidated Ltd.	5,275	42,886
Linc Energy Ltd.[a]	13,140	19,341
Macmahon Holdings Ltd.[a]	34,490	24,192
McMillan Shakespeare Ltd.	2,190	21,622
Medusa Mining Ltd.	4,695	26,944
Mesoblast Ltd.[a,c]	6,675	45,755
Miclyn Express Offshore Ltd.[c]	5,285	10,896
Mineral Deposits Ltd.[a]	1,688	10,207
Mineral Resources Ltd.	4,235	54,684
Mirabela Nickel Ltd.[a]	13,425	13,126
Monadelphous Group Ltd.	4,335	101,355
Mount Gibson Iron Ltd.	21,675	32,595
Murchison Metals Ltd.[a]	35,860	16,578

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Myer Holdings Ltd.	16,050	$36,502
Navitas Ltd.	8,650	26,475
Nexus Energy Ltd.[a,c]	50,085	11,178
Northern Iron Ltd.[a]	6,535	5,278
NRW Holdings Ltd.	11,440	36,838
OM Holdings Ltd.[c]	13,690	5,529
Pacific Brands Ltd.	30,898	20,359
PanAust Ltd.[a]	17,615	65,708
Panoramic Resources Ltd.	6,515	9,139
PaperlinX Ltd.[a]	195,280	13,697
Peet Ltd.	5,680	4,950
Perseus Mining Ltd.[a,c]	13,330	40,658
Pharmaxis Ltd.[a]	10,135	10,609
Platinum Australia Ltd.[a]	77,735	7,931
Premier Investments Ltd.	6,870	35,629
Primary Health Care Ltd.	16,240	51,432
Ramelius Resources Ltd.[a]	13,040	14,413
REA Group Ltd.	1,330	18,502
Regis Resources Ltd.[a]	15,030	63,573
Resolute Mining Ltd.[a,c]	18,480	40,261
Rex Minerals Ltd.[a]	6,020	10,045
Roc Oil Co. Ltd.[a,c]	25,925	9,368
SAI Global Ltd.	5,830	30,669
Sandfire Resources NLa	3,115	24,266
Saracen Mineral Holdings Ltd.[a,c]	15,890	14,523
Seek Ltd.	10,785	60,289
Seven Group Holdings Ltd.	3,455	28,824
Sigma Pharmaceuticals Ltd.	36,530	23,293
Silex Systems Ltd.[a]	7,390	16,886
Silver Lake Resources Ltd.[a,c]	5,820	22,700
Skilled Group Ltd.	12,655	23,603
Spark Infrastructure Group	36,560	51,870
Spotless Group Ltd.	8,035	20,494
St Barbara Ltd.[a]	9,186	22,844
Straits Resources Ltd.[a]	9,725	6,976
Sundance Resources Ltd.[a,c]	75,440	34,475
Sunland Group Ltd.[a]	15,675	12,327
Super Retail Group Ltd.	2,555	16,020
Tiger Resources Ltd.[a]	27,955	12,032
TPG Telecom Ltd.	9,095	14,499
Transfield Services Ltd.	16,950	36,027
Transpacific Industries Group Ltd.[a,c]	42,048	37,537
Troy Resources Ltd.	2,265	11,145

Security	Shares	Value

UGL Ltd.	5,780	$82,312
Virgin Australia Holdings Ltd.[a]	95,775	32,571
Watpac Ltd.	7,075	8,384
Western Areas NL	6,080	35,668
White Energy Co. Ltd.[a]	7,050	3,409
White Energy Co. Ltd. (2011 Performance Contingent)[a,b]	155	—

		3,632,537
AUSTRIA — 0.72%
Atrium European Real Estate Ltd.	7,440	34,185
BWT AG	965	18,898
Intercell AGa,c	2,495	7,675
Oesterreichische Post AG	355	11,595
Palfinger AG	1,205	26,019
RHI AG	1,385	31,819
Schoeller-Bleckmann Oilfield Equipment AG	535	44,976
Semperit AG Holding	360	15,387
Wienerberger AG	3,760	43,319
Zumtobel AG	415	7,548

		241,421
BELGIUM — 1.64%
Ackermans & van Haaren NV	1,165	93,622
Agfa-Gevaert NVa	8,130	14,687
Barco NV	350	18,991
Befimmo SCA	730	49,376
Cofinimmo SA	590	69,140
Compagnie Maritime Belge SA	765	17,375
EVS Broadcast Equipment SA	500	24,590
Ion Beam Applications SA	1,610	12,709
Nyrstar NVa	4,085	38,176
Rezidor Hotel Group ABa	5,055	19,078
RHJ International SAa	6,536	29,775
SA D’Ieteren NV	1,140	56,708
Sofina SA	485	36,963
Tessenderlo Chemie NV	710	24,258
ThromboGenics NVa	1,450	33,692
Van de Velde NV	190	9,252

		548,392
DENMARK — 1.41%
A/S Dampskibsselskabet TORM[a]	7,140	5,041
ALK-Abello A/S	400	23,701
Alm. Brand A/Sa	8,140	13,760

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Bang & Olufsen A/S Class Ba	1,160	$13,992
Genmab A/Sa	1,980	15,567
GN Store Nord A/S	8,885	90,193
Jyske Bank A/S Registered[a]	2,345	69,204
NKT Holding A/S	830	31,349
Pandora A/S	1,380	18,103
SimCorp A/S	220	33,431
Sydbank A/S	2,990	50,990
Topdanmark A/Sa	675	105,782

		471,113
FINLAND — 1.98%
Amer Sports OYJ Class A	3,725	47,299
Cargotec Corp. Class B	1,285	46,662
Citycon OYJ	5,415	17,721
Elisa OYJ	3,925	82,619
Huhtamaki OYJ	3,655	44,688
Konecranes OYJ	1,860	45,483
M-real OYJ Class Ba	7,690	17,315
Orion OYJ Class B	2,125	41,281
Outotec OYJ	1,295	68,114
Pohjola Bank PLC Class A	3,070	32,773
Ramirent OYJ	3,450	35,859
Sponda OYJ	8,010	34,288
Talvivaara Mining Co. PLC[a]	2,485	12,274
Tieto OYJ	2,070	31,270
Uponor OYJ	2,760	28,254
YIT OYJ	4,085	75,399

		661,299
FRANCE — 3.40%
Altran Technologies SAa	4,525	21,390
BOURBON SAc	1,915	65,140
CFAO SA	1,260	43,000
Compagnie Plastic Omnium SA	1,510	39,593
Derichebourg[a]	5,535	20,454
Etablissements Maurel et Prom	3,180	52,888
Eurofins Scientific SA	215	17,300
Guerbet	100	8,445
Havas SA	12,735	58,964
IMS International Metal Service[a]	1,400	16,421
Ingenico SA	615	25,831
Ipsos SA	1,246	39,806
Laurent-Perrier Group	160	16,023

Security	Shares	Value

M6-Metropole Television	2,570	$42,978
Maurel & Prom Nigeria[a]	3,180	7,493
Medica SA	1,200	19,322
Mercialys	1,145	39,780
Mersen	605	20,488
Neopost SA	1,100	77,758
Nexans SA	910	56,542
Nexity	950	27,496
Orpea SA	1,156	36,848
Remy Cointreau SA	520	45,818
Rubis SA	790	42,669
SA des Ciments Vicat	405	24,536
Saft Groupe SA	1,387	42,032
Sechilienne-Sidec	1,355	21,480
Societe de la Tour Eiffel	385	19,907
Societe Immobiliere de Location pour l’Industrie et le Commerce	570	57,872
Soitec SAa,c	4,210	25,665
Technicolor SA Registered[a]	4,003	11,963
Teleperformance SA	2,050	51,403
Ubisoft Entertainment SAa	2,730	21,371
Virbac SA	125	17,509

		1,136,185
GERMANY — 5.77%
Aareal Bank AGa	2,254	51,414
Air Berlin PLC[a]	3,945	11,976
AIXTRON AG	3,335	44,988
Alstria Office REIT AG	2,425	28,992
Aurubis AG	1,260	70,974
Bauer AG	710	22,083
BayWa AG Registered[c]	1,235	46,851
Biotest AG	280	14,551
centrotherm photovoltaics AG	400	6,051
Delticom AG	190	18,992
Demag Cranes AG	195	13,529
Deutsche EuroShop AG	1,410	48,128
Deutsche Wohnen AG Bearer	3,132	41,594
DEUTZ AGa	5,905	40,041
DIC Asset AG	2,596	19,972
Douglas Holding AG	1,605	67,863
ElringKlinger AG	1,735	52,113
Freenet AG	3,455	46,426
Fuchs Petrolub AG	2,050	85,766

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

GAGFAH SA	3,090	$15,541
Gerry Weber International AG	975	33,070
Gildemeister AGa	2,574	38,463
Grenkeleasing AG	620	31,373
H&R AG	855	18,915
Heidelberger Druckmaschinen AGa	8,570	19,072
IVG Immobilien AGa	7,620	17,955
Jenoptik AGa	4,250	29,692
Kloeckner & Co. SE	2,063	28,680
Kontron AG	3,955	31,043
Krones AG	600	34,374
KUKA AGa	1,345	28,541
LEONI AG	1,390	62,484
Manz Automation AGa	325	8,939
MorphoSys AGa	655	16,870
MTU Aero Engines Holding AG	1,650	115,146
Nordex SEa	1,540	9,298
Pfeiffer Vacuum Technology AG	335	34,486
Praktiker Bau-und Heimwerkermaerkte Holding AGc	3,070	9,404
Rational AG	155	34,757
Rheinmetall AG	900	48,298
Rhoen Klinikum AG	2,940	60,981
SGL Carbon SEa,c	1,745	88,174
Singulus Technologies AGa	2,930	10,249
Sky Deutschland AGa,c	15,765	37,064
Stada Arzneimittel AG	1,895	56,236
Symrise AG	4,095	116,726
Vossloh AG	470	48,039
Wincor Nixdorf AG	1,300	60,642
Wirecard AG	2,920	52,520

		1,929,336
GREECE — 0.24%
Ellaktor SA	1,080	1,937
Jumbo SAa	780	3,706
Marfin Investment Group SAa	4,644	2,553
Mytilineos Holdings SAa	2,866	11,931
Piraeus Bank SAa,c	35,550	31,645
Titan Cement Co. SA	1,740	29,178

		80,950
HONG KONG — 6.10%
Ajisen (China) Holdings Ltd.	15,000	17,274

Security	Shares	Value

AMVIG Holdings Ltd.	60,000	$28,551
Anxin-China Holdings Ltd.[a]	60,000	11,451
APAC Resources Ltd.[a]	200,000	8,769
Apollo Solar Energy Technology Holdings Ltd.[a]	130,000	4,862
BaWang International (Group) Holding Ltd.[a,c]	20,000	2,424
Boshiwa International Holding Ltd.	20,000	5,339
BYD Electronic International Co. Ltd.[a]	17,500	5,913
Chigo Holding Ltd.	100,000	2,308
Chiho-Tiande Group Ltd.	20,000	11,348
China Automation Group Ltd.	35,000	9,975
China Gas Holdings Ltd.	100,000	46,554
China Grand Forestry Green Resources Group Ltd.[a]	26,000	2,414
China Green Holdings Ltd.[c]	60,000	17,022
China High Precision Automation Group Ltd.[b,c]	20,000	3,069
China Hongxing Sports Ltd.[a,b]	198,000	16
China ITS Holdings Co. Ltd.[a]	15,000	2,244
China Liansu Group Holdings Ltd.	30,000	15,939
China Lilang Ltd.[c]	10,000	9,169
China Lumena New Materials Corp.[c]	90,000	17,757
China Medical System Holdings Ltd.	15,000	9,807
China Mining Resources Group Ltd.[a,b]	300,000	4,372
China Oil and Gas Group Ltd.[a]	100,000	8,253
China Precious Metal Resources Holdings Co. Ltd.[a,c]	80,000	14,959
China Rare Earth Holdings Ltd.[a,c]	30,000	6,577
China Resources and Transportation Group Ltd.[a]	500,000	17,087
China SCE Property Holdings Ltd.	35,000	6,996
China Shanshui Cement Group Ltd.	80,000	58,805
China Shineway Pharmaceutical Group Ltd.	5,000	7,209
China Singyes Solar Technologies Holdings Ltd.	20,000	9,414
China South City Holdings Ltd.	110,000	15,320
China Tontine Wines Group Ltd.	50,000	5,674
China Vanadium Titano-Magnetite Mining Co. Ltd.[c]	25,000	5,158
China Wireless Technologies Ltd.	60,000	10,678
Chow Sang Sang Holdings International Ltd.	15,000	35,515
CITIC 21CN Co. Ltd.[a]	100,000	5,610
Citic Telecom International Holdings Ltd.[c]	20,000	4,204

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Coastal Greenland Ltd.[a]	130,000	$4,862
CP Pokphand Co. Ltd.	220,000	27,519
CST Mining Group Ltd.[a]	600,000	6,886
Daphne International Holdings Ltd.	30,000	38,687
Dejin Resources Group Co. Ltd.[a]	1,110,000	9,018
Dickson Concepts International Ltd.	30,000	16,713
Digital China Holdings Ltd.	40,000	66,026
Dongyue Group Ltd.	45,000	37,604
Emperor Watch & Jewellery Ltd.	100,000	12,767
eSun Holdings Ltd.[a]	50,000	6,899
EVA Precision Industrial Holdings Ltd.	50,000	8,963
Fantasia Holdings Group Co. Ltd.	45,000	4,700
Far East Consortium International Ltd.[c]	20,000	3,121
Fook Woo Group Holdings Ltd.[a,b]	50,000	8,834
Fufeng Group Ltd.	30,000	15,165
G-Resources Group Ltd.[a]	384,000	23,769
Giordano International Ltd.	40,000	31,930
Global Bio-Chem Technology Group Co. Ltd.	90,000	20,311
Glorious Property Holdings Ltd.[a]	80,000	12,793
Golden Meditech Holdings Ltd.[a]	80,000	11,142
Haier Electronics Group Co. Ltd.[a]	20,000	20,582
Haitian International Holdings Ltd.	20,000	20,968
Henderson Investment Ltd.	280,000	21,304
Heng Tai Consumables Group Ltd.[a]	105,000	4,671
Hengdeli Holdings Ltd.	40,000	15,372
Hi Sun Technology (China) Ltd.[a,c]	60,000	16,094
HKC (Holdings) Ltd.[c]	189,500	6,720
HKR International Ltd.	84,000	30,656
I.T Ltd.	20,000	11,477
Inspur International Ltd.	130,000	4,124
Interchina Holdings Co. Ltd.[a]	100,000	6,319
International Mining Machinery Holdings Ltd.[c]	20,000	21,871
Intime Department Store Group Co. Ltd.	22,500	27,333
Jinchuan Group International Resources Co. Ltd.[a]	40,000	10,471
Ju Teng International Holdings Ltd.	30,000	3,907
Kaisa Group Holdings Ltd.[a,c]	50,000	10,123
King Stone Energy Group Ltd.[a,c]	110,000	10,072
Kingdee International Software Group Co. Ltd.[c]	59,600	17,754
Kingsoft Corp. Ltd.	30,045	12,243

Security	Shares	Value

Lai Fung Holdings Ltd.	325,000	$8,089
Lai Sun Development Co. Ltd.[a]	389,583	6,782
Lijun International Pharmaceutical Holding Co. Ltd.	25,000	3,159
Lonking Holdings Ltd.	45,000	18,512
Luk Fook Holdings International Ltd.	15,000	55,323
Man Wah Holdings Ltd.	6,000	3,087
Midland Holdings Ltd.	40,000	21,459
Mingyuan Medicare Development Co. Ltd.[a]	100,000	3,417
Minth Group Ltd.	30,000	32,381
Nan Hai Corp. Ltd.[a]	640,425	2,808
Neo-Neon Holdings Ltd.	25,000	4,256
New Times Energy Corp. Ltd.[a]	20,500	1,692
North Mining Shares Co. Ltd.[a,c]	250,000	9,188
NVC Lighting Holdings Ltd.	30,000	12,341
O-Net Communications Group Ltd.[a]	15,000	4,023
Oriental Press Group Ltd.	50,000	5,223
Pacific Basin Shipping Ltd.	55,000	26,172
PCD Stores Ltd.	90,000	13,695
Peace Mark Holdings Ltd.[a,b]	30,000	—
Ports Design Ltd.	22,500	36,850
Pou Sheng International Holdings Ltd.[a]	40,000	5,004
Powerlong Real Estate Holdings Ltd.	40,000	5,313
Prosperity REIT	40,000	8,460
Real Gold Mining Ltd.[a,b,c]	27,000	15,425
Real Nutriceutical Group Ltd.	10,000	3,443
Regal Hotels International Holdings Ltd.[c]	40,000	13,773
REXLot Holdings Ltd.	250,000	17,087
Road King Infrastructure Ltd.	20,000	11,658
Sa Sa International Holdings Ltd.[c]	30,000	19,382
Samling Global Ltd.	230,000	19,279
Shenguan Holdings Group Ltd.	30,000	17,061
Silver Base Group Holdings Ltd.[c]	15,000	12,167
Singamas Container Holdings Ltd.	60,000	13,541
Sino Biopharmaceutical Ltd.	100,000	27,984
Sino Oil And Gas Holdings Ltd.[a,c]	375,000	13,057
Sino Prosper State Gold Resources Holdings Ltd.[a]	250,000	2,837
Sino Union Energy Investment Group Ltd.[a]	100,000	6,254
Sinolink Worldwide Holdings Ltd.[a]	180,000	14,624
Skyworth Digital Holdings Ltd.	60,000	25,766
SmarTone Telecommunications Holding Ltd.[c]	15,000	25,417

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Sparkle Roll Group Ltd.	80,000	$9,182
SRE Group Ltd.	150,000	7,254
Stella International Holdings Ltd.	12,500	28,693
Sunlight Real Estate Investment Trust	65,000	20,117
Synear Food Holdings Ltd.	45,000	4,837
TCC International Holdings Ltd.	50,000	18,119
TCL Communication Technology Holdings Ltd.	10,000	4,604
Tianneng Power International Ltd.	30,000	13,270
Titan Petrochemicals Group Ltd.[a]	300,000	11,219
Tomson Group Ltd.	30,000	7,931
Trinity Ltd.	40,000	32,188
Truly International Holdings Ltd.	55,000	9,504
Uni-President China Holdings Ltd.[c]	35,000	20,627
United Energy Group Ltd.[a,c]	105,000	19,498
United Laboratories International Holdings Ltd. (The)	10,000	6,319
Value Partners Group Ltd.	20,000	11,735
Varitronix International Ltd.	30,000	12,728
Vinda International Holdings Ltd.	15,000	18,280
Vitar International Holdings Ltd.[a]	100,000	10,703
Vitasoy International Holdings Ltd.[c]	20,000	15,140
VODone Ltd.[c]	60,000	8,666
Welling Holding Ltd.	39,600	6,077
West China Cement Ltd.	130,000	21,626
Xingda International Holdings Ltd.[c]	15,000	5,958
Yingde Gases Group Co. Ltd.	32,500	37,510
Yip’s Chemical Holdings Ltd.	10,000	7,544
Yuexiu Real Estate Investment	75,000	35,205

		2,038,329
IRELAND — 1.34%
Bank of Ireland[a]	753,405	112,432
Beazley PLC	12,710	28,120
C&C Group PLC	9,710	39,963
DCC PLC	2,360	56,999
Grafton Group PLC	7,445	26,207
Greencore Group PLC	11,953	11,789
Kenmare Resources PLC[a]	64,470	48,579
Kingspan Group PLC	4,795	44,829
Paddy Power PLC	730	40,498
Smurfit Kappa Group PLC[a]	4,770	39,963

		449,379

Security	Shares	Value

ISRAEL — 0.53%
Allot Communications Ltd.[a]	1,015	$16,106
EZchip Semiconductor Ltd.[a]	805	26,490
Hadera Paper Ltd.[a]	880	36,675
Internet Gold-Golden Lines Ltd.[a]	815	7,863
Mellanox Technologies Ltd.[a]	1,000	36,329
Phoenix Holdings Ltd.	10,000	26,786
Retalix Ltd.[a]	1,555	27,290

		177,539
ITALY — 2.99%
ACEA SpA	2,150	13,307
Amplifon SpA	2,670	12,023
Ansaldo STS SpA	2,701	26,200
Autostrada Torino-Milano SpA	1,140	10,595
Azimut Holding SpA	5,109	43,438
Banca Generali SpA	1,150	12,939
Banca Piccolo Credito Valtellinese Scrl	9,600	26,642
Banca Popolare dell’Emilia Romagna Scrl	7,655	57,469
Banca Popolare dell’Etruria e del Lazio Scrl[a]	4,215	7,013
Banca Popolare di Milano Scrl	96,511	50,333
Banca Popolare di Sondrio Scrl	8,725	72,640
Banco di Desio e della Brianza SpA	2,880	10,971
Benetton Group SpA	1,840	9,755
Beni Stabili SpA	17,965	8,904
CIR SpA	12,500	19,914
COFIDE SpA	44,035	31,618
Credito Emiliano SpA	4,470	18,491
Danieli SpA RNC	2,525	32,492
DiaSorin SpA	1,040	31,517
ERG SpA	1,545	17,676
Fondiaria-Sai SpA[a]	9,800	9,083
Geox SpA	3,135	10,407
Gruppo Editoriale L’Espresso SpA	9,140	12,659
Hera SpA	20,370	28,532
Impregilo SpA	12,885	44,225
Indesit Co. SpA	1,865	10,757
Industria Macchine Automatiche SpA	575	10,621
Interpump Group SpA	5,240	38,893
Iren SpA	15,305	14,235
Italcementi SpA	3,905	29,240
Juventus Football Club SpA[a]	18,845	3,735
KME Group SpA	24,150	9,740

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Maire Tecnimont SpA	9,980	$9,948
Piaggio & C. SpA	9,575	25,444
Prelios SpA[a]	25,550	2,987
Premafin Finanziaria SpA[a,c]	33,110	10,402
Recordati SpA	1,980	15,694
SAES Getters SpA	1,255	11,681
SAES Getters SpA Risp	1,850	10,171
Safilo Group SpA[a]	1,100	7,862
Societa Cattolica di Assicurazioni Scrl	2,225	43,049
Societa Iniziative Autostradali e Servizi SpA	2,275	16,260
Sorin SpA[a]	18,880	34,255
Tod’s SpA	315	28,287
Yoox SpA[a]	1,715	19,419
Zignago Vetro SpA	4,390	26,895

		998,418
JAPAN — 21.11%
Accordia Golf Co. Ltd.	45	34,761
Adeka Corp.	8,000	79,528
Advan Co. Ltd.	1,500	14,616
Aeon Delight Co. Ltd.	1,000	20,525
Akebono Brake Industry Co. Ltd.	8,500	42,918
Amano Corp.	7,000	62,885
Anritsu Corp.	5,000	59,541
AS ONE Corp.	1,000	21,416
Asahi Diamond Industrial Co. Ltd.	2,000	25,679
Asahi Organic Chemicals Industry Co. Ltd.	10,000	28,590
Asunaro Aoki Construction Co. Ltd.	2,500	14,197
Bank of Okinawa Ltd. (The)	1,500	64,820
Best Denki Co. Ltd.[a]	5,000	12,721
Calbee Inc.	500	24,393
Central Glass Co. Ltd.	5,000	24,197
Chuetsu Pulp & Paper Co. Ltd.	10,000	19,410
CMK Corp.[a]	3,000	10,820
Colowide Co. Ltd.	5,000	38,951
Dai Nippon Toryo Co. Ltd.	15,000	20,066
Daibiru Corp.	4,500	30,157
Daiei Inc. (The)[a]	5,000	17,902
Daifuku Co. Ltd.	5,000	28,197
Daihen Corp.	10,000	39,738
Daikokutenbussan Co. Ltd.	500	14,557
Daio Paper Corp.	5,000	33,311
Daiseki Co. Ltd.	1,500	27,187
Daisyo Corp.	1,500	20,282

Security	Shares	Value

Daiwabo Holdings Co. Ltd.	10,000	$24,918
Denyo Co. Ltd.	1,500	20,361
Doutor Nichires Holdings Co. Ltd.	4,500	63,030
Duskin Co. Ltd.	4,000	79,108
eAccess Ltd.	95	21,604
EDION Corp.	4,000	31,371
Eighteenth Bank Ltd. (The)	10,000	29,377
Eiken Chemical Co. Ltd.	1,000	13,771
ESPEC Corp.	4,000	27,489
Foster Electric Co. Ltd.	1,500	19,771
FP Corp.	1,000	66,754
Fuji Kyuko Co. Ltd.	5,000	30,426
Fuji Oil Co. Ltd.	2,000	28,039
Fuji Soft Inc.	2,500	48,557
Fujita Kanko Inc.[a]	5,000	16,918
Fujitsu Frontech Ltd.	1,000	6,557
Furukawa Co. Ltd.[a]	30,000	28,328
Furuno Electric Co. Ltd.	4,500	22,603
Futaba Industrial Co. Ltd.	4,000	24,026
Fuyo General Lease Co. Ltd.	2,000	73,285
Gecoss Corp.	1,500	6,964
Geo Holdings Corp.	35	38,007
GMO Internet Inc.	3,500	14,000
Goldcrest Co. Ltd.	1,450	25,102
Gourmet Kineya Co. Ltd.[a]	5,000	29,049
Gun-Ei Chemical Industry Co. Ltd.	5,000	13,115
Hanwa Co. Ltd.	15,000	71,607
Heiwa Real Estate Co. Ltd.	17,500	40,623
Hioki E.E. Corp.	1,000	16,879
Hitachi Kokusai Electric Inc.	5,000	43,541
Hitachi Tool Engineering Ltd.	1,500	16,780
Hitachi Zosen Corp.	35,000	50,951
Hogy Medical Co. Ltd.	1,000	42,623
Hokkan Holdings Ltd.	5,000	15,475
Hokuetsu Kishu Paper Co. Ltd.	7,500	51,541
Honeys Co. Ltd.	1,800	30,547
HORIBA Ltd.	2,000	63,816
Hosiden Corp.	4,500	32,990
Ichibanya Co. Ltd.	1,000	29,534
Inaba Denki Sangyo Co. Ltd.	2,500	73,803
Inaba Seisakusho Co. Ltd.	1,500	18,236
Iseki & Co. Ltd.[a]	10,000	22,820
Ishihara Sangyo Kaisha Ltd.[a]	20,000	24,131

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Japan Airport Terminal Co. Ltd.	4,000	$55,397
Japan Digital Laboratory Co. Ltd.	3,000	33,049
Japan Securities Finance Co. Ltd.	6,500	33,331
Japan Transcity Corp.	10,000	35,672
JBCC Holdings Inc.	2,000	13,849
Joshin Denki Co. Ltd.	5,000	56,000
Juki Corp.	10,000	23,607
JVC Kenwood Corp.[a]	4,500	18,531
Kadokawa Group Holdings Inc.[c]	1,500	48,157
Kanematsu Corp.[a]	35,000	37,639
Keiyo Co. Ltd.[c]	5,000	34,492
Kenedix Inc.[a]	200	26,439
Kinugawa Rubber Industrial Co. Ltd.	5,000	41,902
Kisoji Co. Ltd.	3,000	58,348
Kiyo Holdings Inc.	45,000	70,230
Komori Corp.	4,000	26,072
Kourakuen Corp.	2,000	32,079
Kureha Corp.	15,000	72,197
Kyoei Steel Ltd.	1,000	18,072
Kyoritsu Maintenance Co. Ltd.	1,500	27,974
Kyowa Exeo Corp.	5,000	50,098
Maezawa Kasei Industries Co. Ltd.	1,000	10,492
Makino Milling Machine Co. Ltd.	5,000	34,754
Mars Engineering Corp.	1,000	18,413
Maruha Nichiro Holdings Inc.	20,000	38,295
Marusan Securities Co. Ltd.	7,500	26,164
Matsuya Co. Ltd.[a]	2,000	12,039
Matsuya Foods Co. Ltd.	2,000	42,439
Megachips Corp.	1,500	22,918
MEGMILK SNOW BRAND Co. Ltd.	2,000	39,397
Meidensha Corp.	10,000	35,410
Meitec Corp.	3,000	59,961
Mikuni Coca-Cola Bottling Co. Ltd.	4,500	40,131
Mitsubishi Paper Mills Ltd.[a,c]	40,000	40,393
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	30,951
Mitsuuroko Holdings Co. Ltd.	3,000	19,475
Miura Co. Ltd.	1,500	42,649
Mr Max Corp.	2,500	10,820
Nachi-Fujikoshi Corp.	15,000	74,557
Nagaileben Co. Ltd.	2,000	29,220
Net One Systems Co. Ltd.	15	38,085
Nice Holdings Inc.	5,000	16,787
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	35,134

Security	Shares	Value

Nichicon Corp.	2,000	$19,830
Nifco Inc.	3,000	80,105
Nihon Dempa Kogyo Co. Ltd.	1,500	18,177
Nihon Kohden Corp.	2,500	59,344
Nihon Unisys Ltd.	4,500	29,036
Nikkiso Co. Ltd.	5,000	44,656
Nippon Carbon Co. Ltd.	10,000	28,721
Nippon Chemi-Con Corp.	5,000	17,311
Nippon Chemiphar Co. Ltd.	5,000	19,475
Nippon Coke & Engineering Co. Ltd.	15,000	22,230
Nippon Denko Co. Ltd.	5,000	24,197
Nippon Gas Co. Ltd.	1,500	24,177
Nippon Parking Development Co. Ltd.	470	21,759
Nippon Suisan Kaisha Ltd.	10,500	37,456
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	8,459
Nishio Rent All Co. Ltd.	1,000	8,223
Nissin Kogyo Co. Ltd.	3,000	46,151
Nitto Boseki Co. Ltd.	10,000	34,098
NOF Corp.	15,000	76,131
Noritsu Koki Co. Ltd.[a]	4,000	18,466
Noritz Corp.	3,000	53,193
Oenon Holdings Inc.	5,000	12,000
Ohashi Technica Inc.	1,000	7,882
Oita Bank Ltd. (The)	10,000	29,639
Okumura Corp.	20,000	87,082
Olympic Corp.	1,000	10,623
Onoken Co. Ltd.	3,500	29,928
Optex Co. Ltd.	1,500	19,751
Orient Corp.[a]	17,500	17,213
OSG Corp.	5,000	74,820
Panasonic Electric Works SUNX Co. Ltd.	4,000	21,193
Parco Co. Ltd.	5,000	40,984
Pasona Group Inc.	20	18,571
Penta-Ocean Construction Co. Ltd.[c]	10,000	35,934
Pioneer Corp.[a]	11,000	52,511
Resorttrust Inc.	1,500	23,764
Right On Co. Ltd.	2,000	15,659
Riken Technos Corp.	5,000	14,623
Ringer Hut Co. Ltd.[c]	3,000	42,138
Round One Corp.	3,000	18,492
Royal Holdings Co. Ltd.	5,000	60,787
Ryosan Co. Ltd.	2,500	55,213
S.T. Corp.	1,500	20,105

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Sagami Chain Co. Ltd.[a]	5,000	$35,344
Saibu Gas Co. Ltd.	10,000	28,066
Saizeriya Co. Ltd.	3,500	55,495
San-Ai Oil Co. Ltd.	5,000	23,607
Sanken Electric Co. Ltd.	10,000	35,541
Sankyu Inc.	15,000	57,639
Sanshin Electronics Co. Ltd.	2,000	16,918
Sanyo Special Steel Co. Ltd.	5,000	28,066
SCSK Corp.	1,460	24,451
Seiko Holdings Corp.	10,000	21,377
Senshukai Co. Ltd.	1,500	10,052
Shibaura Mechatronics Corp.	5,000	13,770
Shikoku Chemicals Corp.	5,000	28,000
Shimojima Co. Ltd.	1,000	13,757
Shin Nippon Biomedical Laboratories Ltd.	5,000	21,180
Shinwa Co. Ltd.	1,000	11,856
Ship Healthcare Holdings Inc.	1,500	32,636
Shoei Co. Ltd.	6,500	29,836
Showa Corp.[a]	5,500	35,921
Sinfonia Technology Co. Ltd.	5,000	11,607
Star Micronics Co. Ltd.	2,500	24,033
Sumitomo Warehouse Co. Ltd. (The)	15,000	73,377
T-Gaia Corp.	15	28,367
Tadano Ltd.	10,000	68,459
Taisei Lamick Co. Ltd.	500	16,367
Takiron Co. Ltd.	5,000	17,246
Tamura Corp.	10,000	28,459
Tenma Corp.	3,000	27,384
Toa Oil Co. Ltd.	10,000	12,590
Toagosei Co. Ltd.	20,000	83,672
TOC Co. Ltd.	10,000	50,098
Toda Kogyo Corp.	5,000	46,426
Toho Bank Ltd. (The)	20,000	64,787
Toho Holdings Co. Ltd.	3,000	48,944
Toho Zinc Co. Ltd.	10,000	41,180
Tokai Tokyo Financial Holdings Inc.	15,000	45,443
Tokyo Dome Corp.[a]	10,000	27,279
Tokyo Ohka Kogyo Co. Ltd.	4,000	87,449
Tokyo Tomin Bank Ltd. (The)	2,000	25,705
TOLI Corp.	10,000	21,639
Topcon Corp.	6,000	31,003
Tosho Printing Co. Ltd.	5,000	11,213
Toyo Electric Manufacturing Co. Ltd.	5,000	19,475

Security	Shares	Value

Toyo Tanso Co. Ltd.	1,000	$40,787
Toyo Wharf & Warehouse Co. Ltd.	5,000	9,574
Trans Cosmos Inc.	3,500	46,269
Tsubakimoto Chain Co.	5,000	29,115
Wacom Co. Ltd.	15	25,259
Watami Co. Ltd.	1,500	34,387
Wood One Co. Ltd.	5,000	17,967
Yachiyo Bank Ltd. (The)	1,500	36,098
Yamanashi Chuo Bank Ltd. (The)	10,000	45,246
Yodogawa Steel Works Ltd.	10,000	46,164
Yomiuri Land Co. Ltd.	5,000	16,328
Zensho Holdings Co. Ltd.	4,500	60,964

		7,055,390

NETHERLANDS — 2.84%
Aalberts Industries NV	3,860	72,434
Arcadis NV	2,160	41,749
ASM International NV	2,545	84,204
BinckBank NV	2,975	32,129
CSM NV CVA	2,702	50,067
Delta Lloyd NV	5,285	96,787
Draka Holding NVa	1,674	35,436
Eurocommercial Properties NV	1,270	43,981
Imtech NV	3,195	98,789
KAS Bank NV CVA	2,200	24,911
Koninklijke BAM Groep NV	7,349	31,747
Koninklijke Ten Cate NV	775	24,084
Koninklijke Wessanen NV	6,385	23,169
Mediq NV	3,385	53,905
Nutreco NV	1,195	84,754
TomTom NVa,c	2,670	12,058
Unit 4 NV	995	23,289
USG People NV	3,067	26,137
Wavin NVa	2,335	27,999
Wereldhave NV	860	63,078

		950,707
NEW ZEALAND — 1.23%
AMP NZ Office Trust	57,805	41,082
Fisher & Paykel Appliances Holdings Ltd.[a]	45,205	12,888
Freightways Ltd.	27,235	83,051
Goodman Property Trust	81,760	68,918
Infratil Ltd.	47,135	73,036
Mainfreight Ltd.	6,275	50,560

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

New Zealand Oil & Gas Ltd.	23,725	$14,215
Nuplex Industries Ltd.	12,575	25,876
Tower Ltd.	35,870	42,093

		411,719
NORWAY — 2.45%
Algeta ASA[a]	2,000	51,587
Atea ASA	5,364	52,421
BW Offshore Ltd.	14,367	21,729
DNO International ASA[a]	34,280	47,662
Fred Olsen Energy ASA	1,060	40,007
Frontline Ltd.[c]	2,640	13,475
Kongsberg Gruppen AS	1,190	24,072
Marine Harvest ASA	81,455	44,273
Norske Skogindustrier ASA[a,c]	17,145	20,194
Norwegian Energy Co. ASA[a]	7,500	7,618
Norwegian Property ASA	21,610	31,171
Petroleum Geo-Services ASA[a]	6,070	77,817
Pronova Biopharma ASA[a]	12,500	14,126
Prosafe SE	10,755	83,534
Renewable Energy Corp. ASA[a,c]	14,535	10,828
Schibsted ASA	2,585	73,868
Seawell Ltd.[a]	4,385	10,143
Songa Offshore SEa	3,095	11,993
Statoil Fuel & Retail ASA[a]	3,535	26,231
TGS-NOPEC Geophysical Co. ASA	3,710	92,970
Tomra Systems ASA	8,520	62,539

		818,258
PORTUGAL — 0.66%
Altri SGPS SA	15,385	22,758
Banco BPI SAa,c	22,200	13,949
Banif SGPS SA Registered[a]	12,190	4,644
Martifer SGPS SAa	3,115	4,567
Mota-Engil SGPS SA	13,025	17,698
Portucel Empresa Produtore de Pasta e Papel SAa	21,490	50,918
Semapa — Sociedade de Investimento e Gestao SGPS SAa	4,810	33,177
Sonae Industria SGPS SAa	33,510	27,460
Sonae SGPS SA	36,930	21,174
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,000	25,783

		222,128

Security	Shares	Value

SINGAPORE — 3.97%
AIMS AMP Capital Industrial REIT	15,000	$12,123
ARA Asset Management Ltd.[d]	20,600	22,883
Ascott Residence Trust	30,000	23,649
Biosensors International Group Ltd.[a]	65,000	83,848
Cache Logistics Trust	20,000	15,687
Cambridge Industrial Trust	55,200	22,417
CapitaRetail China Trust	45,000	44,074
CDL Hospitality Trusts	40,000	56,535
CH Offshore Ltd.	90,000	27,949
China Fishery Group Ltd.	43,200	37,151
China XLX Fertiliser Ltd.	50,000	12,939
CitySpring Infrastructure Trust	95,000	27,989
CSE Global Ltd.	25,000	18,115
Ezion Holdings Ltd.	15,000	8,958
Ezra Holdings Ltd.[a]	25,000	20,902
First Resources Ltd.[c]	20,000	26,118
First Ship Lease Trust	195,000	31,831
Fortune REIT	60,000	30,563
Frasers Centrepoint Trust	15,000	17,140
Frasers Commercial Trust	45,200	27,714
Gallant Venture Ltd.[a]	75,000	17,618
GMG Global Ltd.	230,000	25,274
Goodpack Ltd.	15,000	18,275
GuocoLeisure Ltd.	35,000	18,812
Hi-P International Ltd.	15,000	7,943
Hyflux Ltd.[c]	27,500	30,109
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	5
K-REIT Asia	35,000	24,525
k1 Ventures Ltd.	440,000	35,386
KS Energy Services Ltd.[a]	30,000	23,649
LionGold Corp. Ltd.[a,c]	25,000	17,518
Lippo Malls Indonesia Retail Trust	85,000	25,720
Mapletree Logistics Trust	65,600	45,445
Midas Holdings Ltd.[c]	50,000	15,328
Oceanus Group Ltd.[a]	160,000	9,300
OSIM International Ltd.	20,000	20,703
Pacific Andes Resources Development Ltd.[c]	25,000	4,479
Parkway Life REIT	20,000	28,268
Raffles Education Corp. Ltd.[c]	49,000	18,143
Raffles Medical Group Ltd.	15,000	26,396
Sakari Resources Ltd.[c]	25,000	46,980
SATS Ltd.	15,000	27,352

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Sound Global Ltd.[c]	35,000	$16,443
Starhill Global REIT	35,000	16,861
Suntec REIT	105,000	94,060
Super Group Ltd.	15,000	16,602
Swiber Holdings Ltd.[a]	20,000	9,555
Tat Hong Holdings Ltd.	60,000	41,804
Tiger Airways Holdings Ltd.[a,c]	60,000	33,205
United Engineers Ltd.	10,000	16,483
UOB-Kay Hian Holdings Ltd.	5,000	6,370
Ying Li International Real Estate Ltd.[a]	80,000	21,340

		1,328,536
SPAIN — 2.08%
Abengoa SAc	1,995	42,177
Almirall SAc	1,560	10,966
Bolsas y Mercados Espanoles[c]	2,355	64,307
Caja de Ahorros del Mediterraneo[c]	3,485	6,113
Codere SAa	1,775	15,382
Construcciones y Auxiliar de Ferrocarriles SA	105	54,705
Ebro Puleva SA	3,360	64,371
FAES FARMA SA	7,801	13,531
Gamesa Corporacion Tecnologica SA	8,640	33,817
Grupo Catalana Occidente SA	2,825	50,811
Grupo Empresarial ENCE SA	8,645	21,219
NH Hoteles SAa,c	8,713	28,400
Obrascon Huarte Lain SA	2,712	72,938
Papeles y Cartones de Europa SA	5,016	17,203
Prosegur Compania de Seguridad SA	885	40,861
Sacyr Vallehermoso SA	5,814	27,810
Sol Melia SA	3,615	21,390
Tecnicas Reunidas SA	645	23,392
Tubacex SAa,c	2,060	5,933
Tubos Reunidos SA	390	853
Viscofan SA	1,370	52,851
Zeltia SAa,c	11,370	26,047

		695,077
SWEDEN — 3.89%
AarhusKarlshamn AB	940	27,816
Active Biotech ABa	3,085	12,323
Avanza Bank Holding AB	2,080	53,761
Axfood AB	480	17,482
Axis Communications AB	2,000	46,553

Security	Shares	Value

BE Group ABa	4,065	$14,685
Betsson ABa	1,330	33,985
Billerud AB	5,650	49,577
Castellum AB	7,725	98,131
CDON Group ABa	3,390	21,009
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa,c	2,859	6,340
Fabege AB	6,185	53,953
Hakon Invest AB	3,075	45,700
Hoganas AB Class B	1,110	38,552
Hufvudstaden AB Class A	4,050	42,556
Intrum Justitia AB	1,630	25,673
JM AB	3,000	55,401
KappAhl ABa	4,825	5,775
Klovern AB	4,735	18,218
Kungsleden AB	6,510	48,997
Lindab International AB	4,000	26,199
Loomis AB Class B	1,910	27,839
Lundbergforetagen AB	655	20,825
Meda AB Class A	7,500	79,082
Mekonomen AB	500	17,770
NCC AB Class B	2,710	55,956
Nibe Industrier AB Class B	2,685	40,909
Peab AB	7,150	39,901
Saab AB	1,495	31,966
SAS ABa	9,963	12,949
SkiStar AB	2,550	33,142
TradeDoubler ABa	1,500	6,961
Trelleborg AB Class B	9,000	84,655
Wallenstam AB Class B	3,715	36,553
Wihlborgs Fastigheter AB	5,110	69,790

		1,300,984
SWITZERLAND — 3.12%
Autoneum Holding AGa	65	3,679
Bank Sarasin & Compagnie AG Class B Registered	995	30,188
BB BIOTECH AG Registered	965	74,977
Belimo Holding AG	10	19,019
Bucher Industries AG Registered	410	81,055
Dufry AG Registered[a]	461	52,386
Flughafen Zurich AG Registered	82	31,209
Forbo Holding AG Registered[a]	95	57,076
Galenica Holding AG Registered	175	102,096

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Georg Fischer AG Registered[a]	120	$50,402
Helvetia Holding AG	255	85,684
Kaba Holding AG Class B Registered	160	59,809
Kudelski SA Bearer	1,955	16,901
Kuoni Reisen Holding AG Class B Registered[a]	100	29,632
Logitech International SA Registered[a,c]	5,620	43,055
Meyer Burger Technology AGa,c	1,220	23,349
Mobimo Holding AG Registered[a]	180	41,614
OC Oerlikon Corp. AG Registered[a]	6,080	41,653
Panalpina Welttransport Holding AG Registered[a]	545	58,583
Petroplus Holdings AGa,c	2,400	940
Rieter Holding AG Registered[a]	60	11,111
Schmolz + Bickenbach AG Registered[a]	850	5,943
Temenos Group AG Registered[a,c]	1,295	23,377
Valiant Holding Registered	400	49,848
Valora Holding AG Registered	110	25,419
Vontobel Holding AG Registered	925	24,996

		1,044,001
UNITED KINGDOM — 20.70%
Aberdeen Asset Management PLC	27,660	104,277
Afren PLC[a]	27,730	52,730
Amlin PLC	14,935	80,132
Aquarius Platinum Ltd.	13,235	35,610
Ashtead Group PLC	23,120	85,812
AVEVA Group PLC	2,390	59,477
AZ Electronic Materials SA	6,790	32,424
Babcock International Group PLC	8,990	103,492
Balfour Beatty PLC	19,571	84,622
Barratt Developments PLC[a]	29,370	50,611
BBA Aviation PLC	12,310	36,210
Bellway PLC	3,870	45,009
Berkeley Group Holdings PLC (The)[a]	3,825	76,477
Betfair Group PLC	3,030	41,647
Bodycote PLC	7,256	34,935
Booker Group PLC	34,285	38,873
Bovis Homes Group PLC	5,670	39,754
Britvic PLC	9,480	51,462
BTG PLC[a]	9,235	48,719
Bumi PLC[a]	2,770	38,029
Cable & Wireless Communications PLC	62,590	42,372

Security	Shares	Value

Cable & Wireless Worldwide PLC	56,525	$18,509
Cape PLC	3,460	21,393
Capital & Counties Properties PLC	16,095	48,232
Carillion PLC	15,700	76,531
Carpetright PLC	2,250	19,528
Carphone Warehouse Group PLC	3,695	9,679
Catlin Group Ltd.	11,845	75,777
Chemring Group PLC	7,625	46,181
Close Brothers Group PLC	5,860	62,420
Collins Stewart Hawkpoint PLC	14,885	21,375
COLT Group SAa	7,470	10,845
Cookson Group PLC	8,310	75,666
Croda International PLC	4,920	150,234
CSR PLC	6,055	22,139
Dairy Crest Group PLC	4,525	22,386
Davis Service Group PLC (The)	3,700	26,899
De La Rue PLC	2,660	39,311
Debenhams PLC	32,465	34,735
Derwent London PLC	3,465	91,479
Dialog Semiconductor PLC[a]	1,935	41,795
Dignity PLC	1,680	20,679
Domino Printing Sciences PLC	2,110	19,745
Domino’s Pizza UK & IRL PLC	3,620	26,141
DS Smith PLC	17,630	63,126
DSG International PLC[a]	110,871	24,669
Dunelm Group PLC	2,435	17,637
easyJet PLC[a]	10,605	74,706
Electrocomponents PLC	11,835	40,266
Elementis PLC	13,720	33,191
EnQuest PLC[a]	9,565	16,060
Enterprise Inns PLC[a]	15,085	8,867
Fenner PLC	6,405	44,604
Fidessa Group PLC	1,130	29,583
Filtrona PLC	6,660	39,832
FirstGroup PLC	13,695	66,995
Galiform PLC[a]	23,815	40,362
Galliford Try PLC	4,540	34,138
GAME Group PLC (The)	8,815	729
Gem Diamonds Ltd.[a]	3,680	12,195
Genus PLC	1,760	28,301
Go-Ahead Group PLC (The)	1,500	30,038
Great Portland Estates PLC	8,525	48,471
Greene King PLC	8,295	64,416

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Halfords Group PLC	7,200	$36,245
Halma PLC	10,265	57,343
Henderson Group PLC	27,355	47,873
Heritage Oil PLC[a]	6,265	18,537
Hikma Pharmaceuticals PLC	4,890	55,406
Hiscox Ltd.	15,810	95,056
Hochschild Mining PLC	4,705	36,700
Home Retail Group PLC	18,560	31,456
Homeserve PLC	10,870	48,699
Hunting PLC	4,065	51,703
IG Group Holdings PLC	11,860	88,656
Imagination Technologies Group PLC[a]	8,405	76,663
Inchcape PLC	13,875	74,620
Informa PLC	13,695	84,501
Intermediate Capital Group PLC	14,325	62,165
International Personal Finance PLC	7,925	23,799
Interserve PLC	6,320	28,972
ITE Group PLC	6,090	19,672
Jardine Lloyd Thompson Group PLC	4,411	47,473
JD Wetherspoon PLC	7,295	46,865
JKX Oil & Gas PLC	3,845	8,510
Jupiter Fund Management PLC	9,025	32,415
Keller Group PLC	3,295	18,355
Kesa Electricals PLC	11,375	12,099
Kier Group PLC	1,800	38,063
Laird PLC	9,525	25,192
Lamprell PLC	3,995	18,881
Lancashire Holdings Ltd.	5,220	56,715
Marston’s PLC	28,455	43,556
Melrose PLC	11,689	69,356
Michael Page International PLC	10,715	65,792
Micro Focus International PLC	5,055	33,719
Millennium & Copthorne Hotels PLC	3,125	21,945
Misys PLC[a]	11,785	60,088
Mitchells & Butlers PLC[a]	12,540	50,798
Mitie Group PLC	7,215	28,976
Mondi PLC	11,440	91,167
Morgan Crucible Co. PLC (The)	10,520	51,895
N Brown Group PLC	5,715	20,743
National Express Group PLC	13,870	47,474
New World Resources PLC	3,050	22,111
Ocado Group PLC[a]	11,255	15,470
Pace PLC	9,040	12,161

Security	Shares	Value

Paragon Group of Companies PLC	9,385	$26,214
PartyGaming PLC[a]	19,935	50,459
Pennon Group PLC	9,260	101,632
Persimmon PLC	9,420	78,266
Petropavlovsk PLC	5,365	64,047
Phoenix Group Holdings	4,820	44,344
Premier Farnell PLC	16,170	52,769
Premier Foods PLC[a]	62,921	11,915
Premier Oil PLC[a]	13,180	85,462
Provident Financial PLC	3,470	52,513
Punch Taverns PLC[a]	49,280	8,554
PZ Cussons PLC	440	2,119
QinetiQ Group PLC	17,855	36,404
Rathbone Brothers PLC	1,800	32,524
Redrow PLC[a]	11,990	23,329
Regus PLC	23,260	33,769
Renishaw PLC	800	17,598
Restaurant Group PLC (The)	4,675	21,881
Rightmove PLC	2,870	58,152
Rotork PLC	2,355	70,647
RPC Group PLC	5,435	32,660
RPS Group PLC	9,655	31,767
Savills PLC	4,570	24,231
SDL PLC	1,720	17,615
Senior PLC	12,370	35,137
Shaftesbury PLC	9,337	73,745
Shanks Group PLC	13,240	20,559
SIG PLC	15,828	24,890
SOCO International PLC[a]	9,340	42,994
Spectris PLC	4,055	97,969
Spirax-Sarco Engineering PLC	2,095	65,426
Spirent Communications PLC	19,810	37,138
Spirit Pub Co. PLC[a]	23,070	18,203
Sportingbet PLC	18,105	11,357
Sports Direct International PLC[a]	7,685	29,688
St James’s Place PLC	7,550	41,700
Stagecoach Group PLC	17,844	79,211
SuperGroup PLC[a,c]	925	9,488
TalkTalk Telecom Group PLC	13,230	25,680
Taylor Wimpey PLC[a]	90,880	60,807
Telecity Group PLC[a]	3,980	40,636
Thomas Cook Group PLC	28,690	6,112
Travis Perkins PLC	8,014	110,910

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

Tullett Prebon PLC	8,700	$40,885
UBM PLC	4,335	37,591
Ultra Electronics Holdings PLC	1,855	44,846
UNITE Group PLC	8,170	22,949
Victrex PLC	3,775	76,073
W.S. Atkins PLC	3,695	40,875
WH Smith PLC	4,990	43,467
Xchanging PLC[a]	6,445	7,018
Yell Group PLC[a,c]	78,215	7,109
Yule Catto & Co. PLC	8,410	25,999

		6,917,757

UNITED STATES — 0.06%
Colfax Corp.[a]	608	18,459

		18,459

TOTAL COMMON STOCKS
(Cost: $38,988,944)		33,127,914

INVESTMENT COMPANIES — 0.20%

SWITZERLAND — 0.20%
Schroder ImmoPLUS	25	29,796
Swisscanto CH Real Estate Fund Ifca	275	35,586

		65,382

TOTAL INVESTMENT COMPANIES
(Cost: $67,339)		65,382

PREFERRED STOCKS — 0.43%

GERMANY — 0.42%
Draegerwerk AG & Co. KGaA	240	21,348
Fuchs Petrolub AG	1,025	47,499
ProSiebenSat.1 Media AG	3,040	71,393

		140,240
SWEDEN — 0.01%
Klovern AB	118	2,244

		2,244

TOTAL PREFERRED STOCKS
(Cost: $100,600)		142,484

Security	Shares	Value

RIGHTS — 0.00%

AUSTRALIA — 0.00%
AJ Lucas Group Ltd.[a]	2,436	$—
Platinum Australia Ltd.[a]	1,651	28

		28

TOTAL RIGHTS
(Cost: $0)		28

SHORT-TERM INVESTMENTS — 4.70%

MONEY MARKET FUNDS — 4.70%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[e,f,g]	1,455,630	1,455,630
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[e,f,g]	111,623	111,623
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[e,f]	4,890	4,890

		1,572,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,572,143)		1,572,143

TOTAL INVESTMENTS IN SECURITIES — 104.43%
(Cost: $40,729,026)		34,907,951
Other Assets, Less Liabilities — (4.43)%		(1,480,659)

NET ASSETS — 100.00%		$33,427,292

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.32%

AUSTRALIA — 3.31%
Alumina Ltd.	256,434	$348,832
Amcor Ltd.	52,676	394,109
AMP Ltd.	404,802	1,836,968
Asciano Group	59,478	297,088
ASX Ltd.	67,178	2,141,089
Australia and New Zealand Banking Group Ltd.	209,114	4,758,071
Bendigo and Adelaide Bank Ltd.	28,490	251,003
BHP Billiton Ltd.	282,246	11,242,387
Boral Ltd.	54,383	233,494
Brambles Ltd.	311,262	2,404,870
Campbell Brothers Ltd.	4,818	266,257
Coca-Cola Amatil Ltd.	22,572	277,066
Commonwealth Bank of Australia	102,662	5,527,211
CSL Ltd.	80,090	2,649,650
Dexus Property Group	234,914	222,193
Fortescue Metals Group Ltd.	214,494	1,151,165
Goodman Group	487,606	331,650
GPT Group	93,002	305,409
Iluka Resources Ltd.	91,926	1,789,761
Incitec Pivot Ltd.	125,796	429,144
James Hardie Industries SEa	47,296	356,371
Lend Lease Group	10,736	83,861
Lynas Corp. Ltd.[a]	396,756	558,690
Macquarie Group Ltd.	53,214	1,442,106
Mirvac Group	196,226	257,546
National Australia Bank Ltd.	139,222	3,528,803
Newcrest Mining Ltd.	80,790	2,895,185
Orica Ltd.	103,754	2,729,048
Origin Energy Ltd.	94,156	1,376,885
OZ Minerals Ltd.	29,818	345,728
QBE Insurance Group Ltd.	112,346	1,368,275
QR National Ltd.	32,794	129,300
Rio Tinto Ltd.	55,966	4,113,490
Santos Ltd.	141,912	2,029,997
SP AusNet	272,550	279,515
Stockland Corp. Ltd.	98,382	351,306
Suncorp Group Ltd.	246,770	2,205,563
Telstra Corp. Ltd.	544,586	1,927,267
Transurban Group	61,822	360,700

Security	Shares	Value

Wesfarmers Ltd.	119,340	$3,842,906
Westfield Group	174,168	1,573,325
Westfield Retail Trust	246,750	663,451
Westpac Banking Corp.	196,226	4,410,604
Woodside Petroleum Ltd.	70,423	2,560,347
Woolworths Ltd.	120,954	3,186,603
WorleyParsons Ltd.	16,116	467,403

		79,901,692
AUSTRIA — 0.14%
Erste Group Bank AG	34,922	767,549
IMMOFINANZ AGa	67,178	216,243
OMV AG	23,676	776,841
Telekom Austria AG	37,690	439,602
voestalpine AG	33,846	1,110,532

		3,310,767
BELGIUM — 0.30%
Ageas	253,744	527,808
Anheuser-Busch InBev NV	79,552	4,827,294
Groupe Bruxelles Lambert SA	23,234	1,684,961
KBC Groep NV	16,654	316,004

		7,356,067
BRAZIL — 0.70%
BM&F Bovespa SA	54,200	340,298
BR Malls Participacoes SA	27,100	295,245
BRF — Brasil Foods SA	54,200	1,071,367
BRF — Brasil Foods SA SP ADR	66,707	1,336,141
CCR SA	27,100	188,263
Companhia Hering SA	27,100	650,251
Companhia Siderurgica Nacional SA	46,000	479,605
Companhia Siderurgica Nacional SA SP ADR	56,246	577,646
Embraer SA	27,100	186,715
Embraer SA SP ADR	37,606	1,031,156
OGX Petroleo e Gas Participacoes SAa	72,000	680,759
OGX Petroleo e Gas Participacoes SA SP ADR[a]	87,000	822,150
Petroleo Brasileiro SA	228,400	3,511,337
Petroleo Brasileiro SA SP ADR	74,029	2,261,586
Souza Cruz SA	27,100	352,065
Ultrapar Participacoes SA	27,100	547,295
Vale SA	45,000	1,149,166

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Vale SA SP ADR	55,514	$1,404,504

		16,885,549
CANADA — 4.44%
Agnico-Eagle Mines Ltd.	8,046	301,590
Agrium Inc.	11,812	952,051
Bank of Montreal	64,227	3,733,152
Bank of Nova Scotia	80,628	4,142,953
Barrick Gold Corp.	90,850	4,480,671
Baytex Energy Corp.	2,128	122,309
Bombardier Inc. Class B	61,822	286,039
Brookfield Asset Management Inc. Class A	87,622	2,658,760
Brookfield Office Properties Inc.	16,116	278,175
Cameco Corp.	67,716	1,570,598
Canadian Imperial Bank of Commerce	44,068	3,350,636
Canadian National Railway Co.	63,974	4,824,603
Canadian Natural Resources Ltd.	107,504	4,257,924
Canadian Oil Sands Ltd.	3,742	92,762
Canadian Pacific Railway Ltd.	38,688	2,758,717
Canadian Tire Corp. Ltd. Class A	4,280	274,251
Cenovus Energy Inc.	54,397	1,984,730
Centerra Gold Inc.	2,666	52,770
Eldorado Gold Corp.	46,220	700,087
Enbridge Inc.	136,532	5,136,713
Encana Corp.	54,832	1,050,329
First Quantum Minerals Ltd.	42,992	941,421
Fortis Inc.	8,584	285,805
Gildan Activewear Inc.	8,584	186,771
Goldcorp Inc.	79,014	3,821,288
Husky Energy Inc.	51,600	1,260,093
IAMGOLD Corp.	95,154	1,587,402
Imperial Oil Ltd.	44,606	2,125,218
Inmet Mining Corp.	4,818	321,889
Ivanhoe Mines Ltd.[a]	65,114	1,049,901
Kinross Gold Corp.	136,727	1,544,714
Magna International Inc. Class A	12,888	532,304
Manulife Financial Corp.	121,492	1,418,628
National Bank of Canada	8,584	643,853
New Gold Inc.[a]	37,612	440,310
Nexen Inc.	81,704	1,464,048
Niko Resources Ltd.	2,666	130,236
Osisko Mining Corp.[a]	11,812	140,870

Security	Shares	Value

Pacific Rubiales Energy Corp.	33,308	$837,973
Pan American Silver Corp.	5,894	135,236
Penn West Petroleum Ltd.	101,586	2,213,346
Potash Corp. of Saskatchewan Inc.	80,628	3,777,139
Power Corp. of Canada	81,166	1,973,203
Precision Drilling Corp.[a]	15,578	159,842
Research In Motion Ltd.[a]	48,372	806,481
Rogers Communications Inc. Class B	64,536	2,480,793
Royal Bank of Canada	97,306	5,081,433
Shaw Communications Inc. Class B	128,486	2,549,605
Silver Wheaton Corp.	39,226	1,399,126
Sino-Forest Corp. Class Aa,c	12,731	127
SNC-Lavalin Group Inc.	55,366	2,850,423
Sun Life Financial Inc.	57,518	1,152,253
Suncor Energy Inc.	151,058	5,202,716
Talisman Energy Inc.	145,678	1,740,263
Teck Resources Ltd. Class B	70,406	2,985,155
Thomson Reuters Corp.	30,720	843,624
Toronto-Dominion Bank (The)	64,512	4,988,045
Tourmaline Oil Corp.[a]	54,200	1,312,236
TransCanada Corp.	69,330	2,851,735
Valeant Pharmaceuticals International Inc.[a]	21,496	1,040,879

		107,286,204
CHILE — 0.23%
Banco de Chile	534,420	80,394
Banco Santander (Chile) SA	482,999	38,036
Banco Santander (Chile) SA SP ADR	9,783	797,314
CorpBanca SA	5,032,223	74,461
CorpBanca SA SP ADR[b]	26,732	593,718
Enersis SA	534,420	193,776
LAN Airlines SA	8,130	203,329
LAN Airlines SA SP ADR[b]	99,269	2,491,652
Sociedad Quimica y Minera de Chile SA Series B	7,588	445,097
Sociedad Quimica y Minera de Chile SA Series B SP ADR	12,399	728,317

		5,646,094
CHINA — 2.36%
Bank of China Ltd. Class H	6,432,000	2,762,081
Belle International Holdings Ltd.[b]	514,000	835,180
Bosideng International Holdings Ltd.	1,028,000	295,627

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Brilliance China Automotive Holdings Ltd.[a,b]	1,084,000	$1,158,857
China Communications Construction Co. Ltd. Class H	1,052,000	978,131
China Construction Bank Corp. Class H	5,032,260	4,029,961
China COSCO Holdings Co. Ltd. Class H	1,064,000	605,099
China Dongxiang (Group) Co. Ltd.	514,000	85,506
China Gas Holdings Ltd.[b]	692,000	322,151
China Life Insurance Co. Ltd. Class H	1,084,000	3,194,197
China Mengniu Dairy Co. Ltd.	542,000	1,450,319
China Merchants Bank Co. Ltd. Class H	257,000	567,392
China Mobile Ltd.	542,000	5,542,666
China National Building Material Co. Ltd. Class H	1,084,000	1,311,228
China Petroleum & Chemical Corp. Class H	2,168,000	2,633,640
China Shanshui Cement Group Ltd.	1,052,000	773,280
China Shenhua Energy Co. Ltd. Class H	542,000	2,383,416
China Shipping Container Lines Co. Ltd. Class Ha,b	3,204,000	710,669
CNOOC Ltd.	2,168,000	4,456,499
Country Garden Holdings Co. Ltd.[b]	514,000	220,726
CSG Holding Co. Ltd. Class B	100	77
Dongfang Electric Corp. Ltd. Class H	102,800	303,581
Dongyue Group Ltd.	85,000	71,030
Evergrande Real Estate Group Ltd.[b]	514,000	243,925
Fosun International Ltd.[b]	1,333,000	811,369
GCL-Poly Energy Holdings Ltd.[b]	1,052,000	362,221
GOME Electrical Appliances Holdings Ltd.	1,052,000	250,977
Great Wall Motor Co. Ltd. Class Hb	257,000	440,789
Guangdong Investment Ltd.	1,028,000	595,231
Haier Electronics Group Co. Ltd.[a,b]	514,000	528,947
Industrial and Commercial Bank of China Ltd. Class H	6,530,260	4,572,740
Kunlun Energy Co. Ltd.[b]	1,084,000	1,711,027
Lee & Man Paper Manufacturing Ltd.	1,052,000	430,052
Lonking Holdings Ltd.[b]	1,052,000	432,765
Parkson Retail Group Ltd.[b]	257,000	307,227
PetroChina Co. Ltd. Class H	2,168,000	3,170,433
Ping An Insurance (Group) Co. of China Ltd. Class H	295,500	2,339,764

Security	Shares	Value

Shimao Property Holdings Ltd.[b]	526,000	$541,974
Shougang Fushan Resources Group Ltd.	1,028,000	413,613
Sino-Ocean Land Holdings Ltd.[b]	526,000	270,648
Tencent Holdings Ltd.	108,400	2,651,813
Want Want China Holdings Ltd.[b]	1,590,000	1,474,254
Zhaojin Mining Industry Co. Ltd. Class H	257,000	461,337
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	131,420	176,933

		56,879,352
COLOMBIA — 0.10%
Bancolombia SA SP ADR	39,226	2,432,404

		2,432,404
CZECH REPUBLIC — 0.14%
CEZ AS	37,716	1,525,293
Komercni Banka AS	9,906	1,894,976

		3,420,269
DENMARK — 0.35%
Carlsberg A/S Class B	11,812	897,680
Danske Bank A/Sa	101,640	1,485,455
DSV A/S	23,110	472,442
Novo Nordisk A/S Class B	41,378	4,896,158
Novozymes A/S Class B	21,496	605,612

		8,357,347
EGYPT — 0.08%
Orascom Construction Industries SAE SP GDR	26,982	1,119,753
Orascom Telecom Holding SAE SP GDR[a,d]	237,142	725,655
Orascom Telecom Media and Technology Holding SAE SP GDR[a,d]	237,142	214,386

		2,059,794
FINLAND — 0.33%
Fortum OYJ	65,050	1,430,582
Metso OYJ	41,916	1,827,175
Nokia OYJ	217,722	1,088,164
Sampo OYJ Class A	76,324	2,012,226
UPM-Kymmene OYJ	119,340	1,530,975

		7,889,122

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

FRANCE — 3.30%
Accor SA	36,536	$1,111,031
Alcatel-Lucent[a,b]	352,126	626,432
ALSTOM	23,648	902,070
ArcelorMittal	66,362	1,336,513
Arkema SA	3,742	302,627
AXA	110,732	1,682,187
BNP Paribas SA	74,710	3,165,757
Bouygues SA	36,010	1,119,784
Cap Gemini SA	39,226	1,433,144
Carrefour SA	47,296	1,080,379
Compagnie de Saint-Gobain	46,231	2,058,845
Compagnie Generale de Geophysique-Veritas[a]	44,606	1,244,906
Compagnie Generale des Etablissements Michelin Class B	30,642	2,097,852
Credit Agricole SA	120,416	742,597
Danone SA	50,030	3,090,228
Edenred SA	36,183	879,101
Essilor International SA	35,998	2,638,897
European Aeronautic Defence and Space Co. NV	13,964	469,419
France Telecom SA	146,216	2,194,447
GDF Suez	76,872	2,088,057
Groupe Eurotunnel SA	13,475	111,111
L’Air Liquide SA	22,224	2,799,263
L’Oreal SA	21,496	2,288,009
Lafarge SA	19,410	791,353
LVMH Moet Hennessy Louis Vuitton SA	25,262	4,087,354
Pernod Ricard SA	29,614	2,845,051
PPR SA	14,502	2,283,756
PSA Peugeot Citroen SA	35,998	664,201
Renault SA	33,308	1,419,893
Sanofi	80,628	5,960,186
Schneider Electric SA	47,296	2,939,620
SES SA Class A FDR	88,160	2,083,075
Societe Generale	44,715	1,192,048
Suez Environnement SA	30,121	385,861
Technip SA	24,724	2,321,214
Total SA	174,706	9,240,576
Unibail-Rodamco SE	10,736	2,063,121
Vallourec SA	24,724	1,671,002
Veolia Environnement	33,846	384,931

Security	Shares	Value

Vinci SA	39,764	$1,845,801
Vivendi SA	96,230	2,015,517
Wendel	1,590	118,452

		79,775,668
GERMANY — 2.91%
Adidas AG	46,220	3,332,575
Allianz SE Registered	38,150	4,197,977
BASF SE	61,822	4,756,952
Bayer AG Registered	62,898	4,408,302
Bayerische Motoren Werke AG	48,372	4,140,583
Commerzbank AGa	245,883	588,706
Continental AGa	4,280	342,159
Daimler AG Registered	86,008	4,756,311
Deutsche Bank AG Registered	70,045	2,969,458
Deutsche Boerse AGa	19,064	1,123,007
Deutsche Post AG Registered	94,078	1,564,040
Deutsche Telekom AG Registered	206,424	2,323,345
E.ON AG	133,842	2,863,739
Fresenius Medical Care AG & Co. KGaA	39,764	2,839,494
GEA Group AG	8,046	258,628
HeidelbergCement AG	15,578	766,243
Infineon Technologies AG	94,616	864,027
K+S AG	32,256	1,539,302
Kabel Deutschland Holding AGa	5,356	279,469
LANXESS AG	7,508	489,402
Linde AG	21,496	3,413,301
MAN SE	19,344	2,034,896
Merck KGaA	17,192	1,795,013
METRO AG	29,566	1,138,266
Muenchener Rueckversicherungs-Gesellschaft AG Registered	18,268	2,381,806
RWE AG	38,406	1,470,052
SAP AG	81,704	4,940,232
Siemens AG Registered	74,710	7,055,227
ThyssenKrupp AG	53,752	1,524,789

		70,157,301
GREECE — 0.01%
National Bank of Greece SA SP ADR[a,b]	73,930	269,844

		269,844
HONG KONG — 1.31%
AIA Group Ltd.	640,800	2,140,270
Bank of East Asia Ltd. (The)	102,800	419,578

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Cheung Kong (Holdings) Ltd.	271,500	$3,655,245
Galaxy Entertainment Group Ltd.[a]	542,000	1,182,622
Hang Lung Properties Ltd.	542,000	1,862,699
Hang Seng Bank Ltd.[b]	105,200	1,357,988
Henderson Land Development Co. Ltd.	542,000	2,942,575
Hong Kong and China Gas Co. Ltd. (The)[b]	1,210,544	2,872,398
Hong Kong Exchanges and Clearing Ltd.	54,200	940,785
Hutchison Whampoa Ltd.	542,000	5,154,749
Li & Fung Ltd.	1,084,000	2,370,835
New World Development Co. Ltd.	514,000	563,415
Swire Pacific Ltd. Class Ab	271,000	3,014,218
Swire Properties Ltd.[a]	3,500	8,820
Wharf (Holdings) Ltd. (The)	577,200	3,282,548

		31,768,745
HUNGARY — 0.09%
OTP Bank Nyrt	52,676	939,382
Richter Gedeon Nyrt	7,008	1,152,275

		2,091,657
INDIA — 0.87%
Axis Bank Ltd. SP GDR[d]	41,920	907,568
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	25,941	885,885
HDFC Bank Ltd. SP ADR	124,413	3,860,535
ICICI Bank Ltd. SP ADR	81,997	2,969,111
Infosys Ltd. SP ADR[b]	73,174	4,023,838
Larsen & Toubro Ltd. SP GDR[d]	30,113	800,404
Reliance Industries Ltd. SP GDR[b,e]	82,786	2,740,217
Satyam Computer Services Ltd. SP ADR[a,b]	212,566	607,939
Sterlite Industries (India) Ltd. SP ADR	81,166	742,669
Tata Motors Ltd. SP ADR[b]	77,938	1,876,747
Wipro Ltd. SP ADR	152,055	1,654,358

		21,069,271
INDONESIA — 0.49%
PT Aneka Tambang Tbk	1,871,000	391,266
PT Astra International Tbk	271,000	2,378,409
PT Bank Central Asia Tbk	3,754,000	3,340,601
PT Bank Danamon Indonesia Tbk	599,410	301,705
PT Bank Mandiri Tbk	578,957	431,481
PT Bank Negara Indonesia (Persero) Tbk	907,088	365,761
PT Bank Rakyat Indonesia Tbk	526,000	400,790

Security	Shares	Value

PT Bumi Resources Tbk	2,678,000	$759,611
PT Charoen Pokphand Indonesia Tbk	1,241,945	345,368
PT Indocement Tunggal Prakarsa Tbk	257,000	484,555
PT Indofood Sukses Makmur Tbk	795,000	424,472
PT Kalbe Farma Tbk	526,000	206,246
PT Perusahaan Gas Negara Tbk	795,000	298,456
PT Semen Gresik (Persero) Tbk	257,000	323,037
PT Telekomunikasi Indonesia Tbk	257,000	195,823
PT United Tractors Tbk	291,606	919,581
PT Vale Indonesia Tbk	526,000	234,038

		11,801,200
IRELAND — 0.10%
CRH PLC	41,916	830,734
Elan Corp. PLC[a]	103,738	1,383,784
Kerry Group PLC Class A	8,046	295,808

		2,510,326
ISRAEL — 0.24%
Israel Chemicals Ltd.	118,878	1,245,728
Teva Pharmaceutical Industries Ltd.	103,200	4,651,283

		5,897,011
ITALY — 0.85%
Assicurazioni Generali SpA	62,537	976,638
Atlantia SpA	73,493	1,144,851
Banco Popolare SpA	174,895	263,975
Enel SpA	451,649	1,848,188
Eni SpA	222,564	4,923,770
Fiat Industrial SpA[a]	26,471	259,542
Fiat SpA	71,482	429,128
Finmeccanica SpA	147,514	664,275
Intesa Sanpaolo SpA	381,568	729,257
Mediobanca SpA	202,120	1,189,045
Saipem SpA	56,980	2,668,818
Snam Rete Gas SpA	453,286	2,044,766
Telecom Italia SpA	1,048,432	1,067,079
UniCredit SpA	277,251	1,375,525
Unione di Banche Italiane ScpA	192,998	887,286

		20,472,143
JAPAN — 7.98%
AEON Co. Ltd.	162,600	2,143,121
AEON Credit Service Co. Ltd.	162,600	2,488,580
Aisin Seiki Co. Ltd.	54,200	1,711,654
Asahi Group Holdings Ltd.	108,400	2,395,462

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

ASICS Corp.	51,400	$582,421
Astellas Pharma Inc.	54,200	2,224,866
Bank of Yokohama Ltd. (The)	542,000	2,509,193
Bridgestone Corp.	109,800	2,502,720
Canon Inc.	108,400	4,677,193
Casio Computer Co. Ltd.	51,400	301,996
Chubu Electric Power Co. Inc.	108,400	1,993,138
Chugoku Electric Power Co. Inc. (The)	54,200	990,883
Dai-ichi Life Insurance Co. Ltd. (The)	514	539,279
Daiichi Sankyo Co. Ltd.	108,400	2,062,799
Daikin Industries Ltd.	54,200	1,570,911
Dena Co. Ltd.	54,200	1,371,171
Denso Corp.	108,400	3,220,013
East Japan Railway Co.	54,200	3,507,895
Eisai Co. Ltd.	54,200	2,242,636
FUJIFILM Holdings Corp.	54,200	1,284,451
Fujitsu Ltd.	542,000	2,893,036
Gree Inc.	54,200	1,563,803
Hitachi Ltd.	542,000	3,028,092
Honda Motor Co. Ltd.	108,400	3,790,091
Hoya Corp.	108,400	2,297,369
ITOCHU Corp.	51,400	558,828
Japan Prime Realty Investment Corp.	542	1,292,981
Japan Tobacco Inc.	542	2,665,574
JFE Holdings Inc.	54,200	966,715
JTEKT Corp.	51,400	550,064
JX Holdings Inc.	320,480	1,933,388
Kansai Electric Power Co. Inc. (The)	162,600	2,616,527
Kao Corp.	54,200	1,425,904
Kintetsu Corp.[b]	542,000	2,182,216
Kobe Steel Ltd.	1,084,000	1,777,049
Komatsu Ltd.	162,600	4,582,654
Kyocera Corp.	54,200	4,620,328
Marubeni Corp.	542,000	3,738,912
Mitsubishi Chemical Holdings Corp.	542,000	3,042,308
Mitsubishi Corp.	108,400	2,472,231
Mitsubishi Heavy Industries Ltd.	542,000	2,480,761
Mitsubishi Motors Corp.[a,b]	1,052,000	1,269,298
Mitsubishi UFJ Financial Group Inc.	1,127,400	5,160,165
Mitsubishi UFJ Lease & Finance Co. Ltd.	42,800	1,790,584
Mitsui & Co. Ltd.	108,400	1,839,601
Mizuho Financial Group Inc.	1,504,200	2,268,630

Security	Shares	Value

Murata Manufacturing Co. Ltd.	54,200	$3,102,728
Namco Bandai Holdings Inc.	51,400	731,397
NEC Corp.[a]	542,000	1,080,446
Nippon Steel Corp.	542,000	1,329,233
Nippon Telegraph and Telephone Corp.	54,900	2,743,200
Nishi-Nippon City Bank Ltd. (The)	542,000	1,585,128
Nissan Motor Co. Ltd.	320,400	3,021,214
Nitto Denko Corp.	54,200	1,922,056
Nomura Holdings Inc.	374,200	1,369,204
NTT DoCoMo Inc.	1,590	2,823,423
NTT Urban Development Corp.	514	376,147
ORIX Corp.	21,280	1,989,854
Panasonic Corp.	105,200	851,258
Rakuten Inc.	514	518,382
Resona Holdings Inc.	159,000	706,898
SBI Holdings Inc.	7,508	567,162
Secom Co. Ltd.	54,200	2,534,072
Seven & I Holdings Co. Ltd.	108,400	3,050,838
Shin-Etsu Chemical Co. Ltd.	54,200	2,814,846
SoftBank Corp.	108,400	3,018,140
Sojitz Corp.	159,000	273,167
Sony Corp.	108,400	1,977,500
Sumitomo Chemical Co. Ltd.	542,000	2,182,216
Sumitomo Corp.	212,800	3,055,948
Sumitomo Electric Industries Ltd.	212,800	2,561,972
Sumitomo Metal Industries Ltd.	1,084,000	1,933,430
Sumitomo Mitsui Financial Group Inc.	108,400	3,447,475
Sumitomo Mitsui Trust Holdings Inc.	813,080	2,537,876
Suzuki Motor Corp.	108,400	2,470,809
T&D Holdings Inc.	105,200	1,069,246
Takeda Pharmaceutical Co. Ltd.	54,200	2,352,813
TDK Corp.	54,200	2,583,830
Terumo Corp.	54,200	2,598,046
Tokio Marine Holdings Inc.	108,400	2,713,910
Tokyo Electric Power Co. Inc. (The)[a]	105,200	288,351
Tokyo Electron Ltd.	54,200	3,084,957
Toray Industries Inc.	542,000	4,065,889
Toshiba Corp.	542,000	2,295,948
Toyota Motor Corp.	271,000	9,987,016
USS Co. Ltd.	5,140	490,744
Yamada Denki Co. Ltd.	21,280	1,356,338

		192,590,598

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

MALAYSIA — 0.18%
AirAsia Bhd	105,400	$123,001
Alliance Financial Group Bhd	320,600	416,295
Berjaya Sports Toto Bhd	51,600	74,296
CIMB Group Holdings Bhd	415,400	943,594
DiGi.Com Bhd	186,100	242,260
Genting Plantations Bhd	24,700	76,325
Hong Leong Bank Bhd	78,500	293,149
Hong Leong Financial Group Bhd	78,500	306,568
Lafarge Malayan Cement Bhd	51,600	113,310
Malayan Banking Bhd	105,400	284,116
Malaysia Airports Holdings Bhd	51,600	96,687
Maxis Communications Bhd	51,600	96,856
Parkson Holdings Bhd	51,600	95,838
Petronas Gas Bhd	51,600	265,973
Public Bank Bhd Foreign	105,400	470,523
RHB Capital Bhd	24,700	57,812
SP Setia Bhd	159,200	206,719
Telekom Malaysia Bhd	51,600	81,420

		4,244,742
MEXICO — 0.68%
Alfa SAB de CV Series A	51,400	676,636
America Movil SAB de CV Series L	2,687,600	3,129,719
Cemex SAB de CV CPO[a]	1,675,525	1,137,959
Compartamos SAB de CV	51,400	60,369
Fomento Economico Mexicano SAB de CV BD Units	428,000	3,006,575
Grupo Elektra SA de CVb	7,950	697,607
Grupo Financiero Banorte SAB de CV Series O	51,400	205,343
Grupo Mexico SAB de CV Series B	267,228	853,198
Grupo Televisa SAB CPO	589,400	2,331,533
Industrias Penoles SAB de CV	10,640	510,335
Mexichem SAB de CV	51,400	178,183
Minera Frisco SAB de CV Series A1[a]	51,400	232,701
Wal-Mart de Mexico SAB de CV Series V	1,073,600	3,325,363

		16,345,521

NETHERLANDS — 0.98%
AEGON NVa	115,574	560,537
Akzo Nobel NV	35,460	1,846,080
ASML Holding NV	38,688	1,662,912

Security	Shares	Value

Heineken NV	38,688	$1,788,764
ING Groep NV CVA[a]	308,718	2,811,917
Koninklijke Ahold NV	113,960	1,511,186
Koninklijke DSM NV	38,688	1,986,531
Koninklijke KPN NV	138,146	1,515,439
Koninklijke Philips Electronics NV	106,624	2,156,451
Reed Elsevier NV	146,754	1,747,417
TNT Express NV	71,376	597,795
Unilever NV CVA	114,727	3,822,166
Wolters Kluwer NV	92,464	1,677,614

		23,684,809
NEW ZEALAND — 0.01%
Auckland International Airport Ltd.	128,486	260,674

		260,674
NORWAY — 0.34%
Aker Solutions ASA	7,508	92,214
DNB ASA	176,568	1,865,717
Orkla ASA	255,527	2,074,104
Seadrill Ltd.	4,280	159,274
Statoil ASA	58,058	1,457,867
Subsea 7 SAa	26,876	545,035
Telenor ASA	116,650	1,904,640
Yara International ASA	1,590	64,082

		8,162,933
PERU — 0.15%
Compania de Minas Buenaventura SA SP ADR	43,530	1,867,437
Credicorp Ltd.	9,122	1,036,806
Southern Copper Corp.	19,882	689,707

		3,593,950
PHILIPPINES — 0.22%
Aboitiz Equity Ventures Inc.	212,800	207,416
Aboitiz Power Corp.	697,000	490,834
Alliance Global Group Inc.	374,200	95,982
Ayala Land Inc.	374,200	154,095
Bank of the Philippine Islands	345,282	488,314
BDO Unibank Inc.	468,680	655,179
International Container Terminal Services Inc.	51,400	67,179
Jollibee Foods Corp.	214,960	490,220
Manila Electric Co.	112,740	735,564
Metropolitan Bank & Trust Co.	464,163	820,958

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Philippine Long Distance Telephone Co.	10,640	$678,816
SM Prime Holdings Inc.	1,073,600	410,564

		5,295,121
POLAND — 0.16%
Bank Handlowy w Warszawie SA	9,660	223,861
Bank Millennium SA	310,724	404,319
Bank Pekao SA	8,584	419,127
BRE Bank SAa	3,742	342,000
Cyfrowy Polsat SAa	46,220	188,732
Get Bank SAa	6,381	3,638
Globe Trade Centre SAa	47,834	156,791
Kernel Holding SAa	15,176	322,068
KGHM Polska Miedz SA	15,578	673,748
Powszechna Kasa Oszczednosci Bank Polski SA	30,642	330,841
Synthos SA	437,596	700,913
TVN SA	40,840	142,344

		3,908,382
PORTUGAL — 0.06%
Energias de Portugal SA	466,332	1,361,918
Jeronimo Martins SGPS SAa	5,894	98,489

		1,460,407
RUSSIA — 0.84%
Gazprom OAO SP ADR	431,290	5,218,609
LUKOIL OAO SP ADR	42,167	2,460,023
Magnit OJSC SP GDR[d]	17,192	441,662
Mechel OAO SP ADR	33,308	369,386
MMC Norilsk Nickel OJSC SP ADR	54,402	1,045,062
Mobile TeleSystems OJSC SP ADR	83,856	1,405,427
NovaTek OAO SP GDR[d]	17,730	2,388,231
Novolipetsk Steel OJSC SP GDR[d]	8,584	211,510
RusHydro OJSC SP ADR	51,168	198,532
Sberbank of Russia SP ADR[a]	147,905	1,774,860
Surgutneftegas OJSC SP ADR	199,464	1,853,020
Tatneft OAO SP ADR	28,202	983,122
TMK OAO SP GDR[d]	46,220	546,320
Uralkali OJSC SP GDR[d]	40,302	1,432,333

		20,328,097
SINGAPORE — 0.70%
Ascendas Real Estate Investment Trust	514,000	763,316
CapitaLand Ltd.	1,084,000	2,270,112

Security	Shares	Value

CapitaMall Trust Management Ltd.	514,000	$699,877
Genting Singapore PLC[a]	514,000	667,134
Hutchison Port Holdings Trust	514,000	385,500
Keppel Corp. Ltd.	576,400	4,979,846
Neptune Orient Lines Ltd.	1,052,000	1,088,984
Noble Group Ltd.[b]	514,000	552,534
Singapore Exchange Ltd.	542,000	2,805,271
Singapore Telecommunications Ltd.	1,084,000	2,675,797

		16,888,371
SOUTH AFRICA — 1.02%
Absa Group Ltd.	3,742	71,130
African Rainbow Minerals Ltd.	5,356	126,580
AngloGold Ashanti Ltd.	15,578	717,066
Barloworld Ltd.	31,180	350,014
Exxaro Resources Ltd.	12,888	318,914
FirstRand Ltd.	874,678	2,528,992
Gold Fields Ltd.	120,416	1,991,712
Growthpoint Properties Ltd.	161,818	412,888
Impala Platinum Holdings Ltd.	70,406	1,549,913
MMI Holdings Ltd.	137,143	319,156
MTN Group Ltd.	145,813	2,490,309
Naspers Ltd. Class N	64,512	3,240,675
Pretoria Portland Cement Co. Ltd.	13,964	50,634
Sanlam Ltd.	1,038,110	4,017,125
Sappi Ltd.[a]	60,746	200,951
Sasol Ltd.	54,290	2,777,445
Standard Bank Group Ltd.	227,406	3,124,549
Truworths International Ltd.	10,736	107,661
Woolworths Holdings Ltd.	60,746	327,129

		24,722,843
SOUTH KOREA — 1.74%
AmorePacific Corp.[a]	247	220,098
Celltrion Inc.[a]	2,668	89,183
CJ CheilJedang Corp.[a]	247	67,722
Hana Financial Group Inc.	10,540	360,294
Hankook Tire Co. Ltd.[a]	2,470	98,615
Hynix Semiconductor Inc.[a]	29,370	701,994
Hyundai Department Store Co. Ltd.[a]	516	84,059
Hyundai Glovis Co. Ltd.[a]	516	88,423
Hyundai Heavy Industries Co. Ltd.[a]	1,592	441,455
Hyundai Marine & Fire Insurance Co. Ltd.	5,140	150,995

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Hyundai Mobis Co. Ltd.[a]	4,013	$989,541
Hyundai Motor Co.	11,111	2,185,900
KB Financial Group Inc.[a]	28,000	1,061,824
KB Financial Group Inc. SP ADR	39,209	1,486,021
Kia Motors Corp.	11,814	709,881
Korea Aerospace Industries Ltd.[a]	2,470	70,361
Korea Electric Power Corp.[a]	20,000	496,729
Korea Electric Power Corp. SP ADR[a]	236,162	2,911,878
KT Corp.[a]	2,000	59,465
KT Corp. SP ADR[a]	181,133	2,697,070
LG Chem Ltd.	2,399	798,706
LG Corp.[a]	1,054	66,054
LG Display Co. Ltd.[a]	10,000	262,162
LG Display Co. Ltd. SP ADR	173,038	2,230,460
LG Electronics Inc.	4,013	295,433
LG Household & Health Care Ltd.	516	219,565
NCsoft Corp.[a]	516	135,276
NHN Corp.[a]	1,323	249,678
ORION Corp.[a]	247	150,397
POSCO	5,000	1,844,928
POSCO SP ADR	32,968	3,025,144
Samsung C&T Corp.[a]	4,013	247,564
Samsung Electronics Co. Ltd.	4,000	3,941,781
Samsung Electronics Co. Ltd. SP GDR[b,d]	11,636	5,730,730
Samsung Engineering Co. Ltd.	785	149,893
Shinhan Financial Group Co. Ltd.[a]	30,000	1,195,086
Shinhan Financial Group Co. Ltd. SP ADR	26,401	2,089,903
SK Innovation Co. Ltd.[a]	1,861	281,631
SK Telecom Co. Ltd.	1,111	140,933
SK Telecom Co. Ltd. SP ADR	277,636	3,889,680

		41,916,512
SPAIN — 1.14%
Acciona SA	11,274	905,565
Actividades de Construcciones y Servicios SAb	64,512	1,991,317
Banco Bilbao Vizcaya Argentaria SA	419,989	3,669,275
Banco de Sabadell SAb	344,834	1,272,510
Banco Popular Espanol SAb	266,464	1,147,600
Banco Santander SA	586,017	4,564,396
Distribuidora Internacional de Alimentacion SAa	47,296	218,614
Ferrovial SA	11,274	132,086
Iberdrola SA	363,495	2,142,200

Security	Shares	Value

Industria de Diseno Textil SA	35,998	$3,143,115
International Consolidated Airlines Group SAa	42,571	118,700
Repsol YPF SA	112,346	3,088,396
Telefonica SA	288,152	5,028,146

		27,421,920
SWEDEN — 1.14%
Atlas Copco AB Class A	165,584	3,932,055
Boliden AB	19,882	339,571
Hennes & Mauritz AB Class B	99,972	3,269,563
Hexagon AB Class B	6,970	119,964
Lundin Petroleum ABa	24,186	544,144
Millicom International Cellular SA SDR	514	50,763
Nordea Bank AB	298,926	2,500,049
Sandvik AB	172,016	2,538,786
Scania AB Class B	116,112	1,998,462
Skandinaviska Enskilda Banken AB Class A	67,716	425,326
SKF AB Class B	5,894	138,924
Svenska Handelsbanken AB Class A	95,692	2,866,797
Swedbank AB Class A	52,138	748,066
Telefonaktiebolaget LM Ericsson Class B	315,033	2,926,225
TeliaSonera AB	367,704	2,443,476
Volvo AB Class B	198,916	2,569,193

		27,411,364
SWITZERLAND — 3.00%
ABB Ltd. Registered[a]	197,417	4,126,093
Actelion Ltd. Registered[a]	2,128	81,570
Adecco SA Registered[a]	40,353	1,914,530
Aryzta AGa	6,432	297,260
Compagnie Financiere Richemont SA Class A Bearer	51,109	2,895,584
Credit Suisse Group AG Registered[a]	94,896	2,464,241
GAM Holding AGa	39,782	508,306
Geberit AG Registered[a]	1,590	328,685
Givaudan SA Registered[a]	514	480,408
Holcim Ltd. Registered[a]	44,132	2,517,098
Julius Baer Group Ltd.[a]	32,082	1,304,770
Kuehne & Nagel International AG Registered	1,052	132,358
Lindt & Spruengli AG Participation Certificates	1,084	3,135,537

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Lonza Group AG Registered[a]	4,950	$267,470
Nestle SA Registered	303,364	17,401,534
Novartis AG Registered	177,118	9,591,645
Roche Holding AG Genusschein	61,140	10,358,430
Schindler Holding AG Participation Certificates	514	59,751
Schindler Holding AG Registered	1,590	185,350
Sulzer AG Registered	1,052	131,786
Swatch Group AG (The) Bearer	2,128	897,388
Swiss Re AGa	37,214	2,020,547
Syngenta AG Registered[a]	9,186	2,780,973
Transocean Ltd.	29,566	1,403,067
UBS AG Registered[a]	307,634	4,191,664
Zurich Financial Services AG Registered[a]	11,953	2,872,567

		72,348,612
TAIWAN — 1.36%
Advanced Semiconductor Engineering Inc.	271,000	284,853
Advanced Semiconductor Engineering Inc. SP ADR	308,890	1,627,850
AU Optronics Corp.	542,000	289,433
AU Optronics Corp. SP ADR	237,472	1,251,478
China Steel Corp.	542,000	536,733
Chinatrust Financial Holding Co. Ltd.	542,000	349,884
Chunghwa Telecom Co. Ltd.	271,000	881,122
Chunghwa Telecom Co. Ltd. SP ADR[b]	198,624	6,437,404
E.Sun Financial Holding Co. Ltd.	271,000	127,314
Hon Hai Precision Industry Co. Ltd.	542,000	1,745,758
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	330,171	2,146,112
Hua Nan Financial Holdings Co. Ltd.	271,000	153,876
MediaTek Inc.	271,000	2,587,495
Phison Electronics Corp.	271,000	1,987,562
Siliconware Precision Industries Co. Ltd.	271,000	311,415
Siliconware Precision Industries Co. Ltd. SP ADR	470,258	2,656,958
SinoPac Financial Holdings Co. Ltd.	542,000	169,447
Taiwan Business Bank Ltd.[a]	271,000	89,028
Taiwan Semiconductor Manufacturing Co. Ltd.	1,084,000	2,876,012

Security	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[b]	258,780	$3,643,622
United Microelectronics Corp.	813,000	425,906
United Microelectronics Corp. SP ADR	858,433	2,326,353

		32,905,615
THAILAND — 0.30%
Bangkok Bank PCL NVDR	483,280	2,398,819
BEC World PCL NVDR	428,000	598,577
Charoen Pokphand Foods PCL NVDR	804,600	910,623
Glow Energy PCL NVDR	320,400	577,601
Indorama Ventures PCL NVDR	342,933	354,854
Kasikornbank PCL NVDR	592,723	2,472,474

		7,312,948
TURKEY — 0.19%
Akbank TAS[b]	62,360	235,128
Anadolu Efes Biracilik ve Malt Sanayii AS	37,074	520,017
Arcelik AS	53,752	233,619
Asya Katilim Bankasi ASa	673,303	642,272
BIM Birlesik Magazalar AS	11,274	348,405
Coca-Cola Icecek AS	22,572	296,220
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	430,088	514,654
TAV Havalimanlari Holding ASa	54,290	245,150
Turk Hava Yollari AOa	181,578	240,854
Turkiye Garanti Bankasi AS	151,058	547,395
Turkiye Halk Bankasi AS	29,338	193,749
Turkiye Is Bankasi AS	66,640	139,550
Turkiye Sise ve Cam Fabrikalari AS	118,468	244,071
Turkiye Vakiflar Bankasi TAO Class D	91,390	149,080

		4,550,164
UNITED KINGDOM — 8.25%
3i Group PLC	267,170	778,288
Aggreko PLC	2,128	70,352
Anglo American PLC	93,703	3,880,060
Antofagasta PLC	9,660	197,105
ARM Holdings PLC	72,020	692,704
AstraZeneca PLC	120,416	5,804,241
Aviva PLC	251,054	1,384,239
BAE Systems PLC	361,272	1,754,785
Barclays PLC	1,045,642	3,507,238
BG Group PLC	276,316	6,213,581

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

BHP Billiton PLC	184,941	$6,195,898
BP PLC	1,590,790	11,819,974
British American Tobacco PLC	134,387	6,186,069
British Land Co. PLC	229,020	1,765,826
British Sky Broadcasting Group PLC	110,352	1,201,574
BT Group PLC	688,136	2,209,835
Burberry Group PLC	13,426	284,328
Carnival PLC	45,144	1,346,427
Centrica PLC	642,968	2,976,943
Compass Group PLC	302,116	2,808,084
Diageo PLC	183,852	4,067,593
Experian PLC	287,614	3,901,009
Fresnillo PLC	15,578	426,759
GlaxoSmithKline PLC	418,790	9,318,296
HSBC Holdings PLC	1,453,720	12,151,554
Imperial Tobacco Group PLC	81,704	2,926,781
International Power PLC	353,418	1,870,565
J Sainsbury PLC	293,532	1,335,893
Johnson Matthey PLC	68,792	2,226,510
Land Securities Group PLC	150,011	1,596,710
Legal & General Group PLC	960,710	1,749,521
Lloyds Banking Group PLC[a]	3,258,980	1,574,737
Lonmin PLC	34,486	561,621
Man Group PLC	252,130	460,340
Marks & Spencer Group PLC	294,608	1,519,315
National Grid PLC	332,810	3,319,209
Old Mutual PLC	989,200	2,279,072
Pearson PLC	133,842	2,477,488
Petrofac Ltd.	3,742	85,919
Prudential PLC	233,838	2,584,903
Reckitt Benckiser Group PLC	49,448	2,634,343
Reed Elsevier PLC	223,102	1,848,349
Rio Tinto PLC	132,790	7,973,355
Rolls-Royce Holdings PLC[a]	317,245	3,682,125
Royal Bank of Scotland Group PLC[a]	944,570	396,792
Royal Dutch Shell PLC Class A	298,496	10,553,695
Royal Dutch Shell PLC Class B	212,342	7,735,473
SABMiller PLC	115,036	4,371,307
Shire PLC	112,346	3,733,680
Smith & Nephew PLC	145,678	1,413,807
SSE PLC	110,732	2,137,080
Standard Chartered PLC	188,850	4,571,550
Standard Life PLC	508,026	1,746,083

Security	Shares	Value

Tesco PLC	656,418	$3,310,613
Tullow Oil PLC	34,384	754,210
Unilever PLC	120,416	3,887,863
Vodafone Group PLC	4,335,826	11,686,402
Weir Group PLC (The)	5,356	165,238
Wm Morrison Supermarkets PLC	392,452	1,771,225
Wolseley PLC	50,576	1,753,459
WPP PLC	199,968	2,352,498
Xstrata PLC	188,847	3,202,120

		199,192,613
UNITED STATES — 45.23%
3M Co.	60,746	5,267,286
Abbott Laboratories	124,182	6,724,455
Abercrombie & Fitch Co. Class A	1,590	73,045
Accenture PLC Class A	77,938	4,468,965
ACE Ltd.	46,758	3,254,357
Activision Blizzard Inc.	13,964	172,316
Adobe Systems Inc.[a]	70,406	2,179,066
Advanced Micro Devices Inc.[a,b]	33,308	223,497
AES Corp. (The)[a]	144,064	1,838,257
Aetna Inc.	46,220	2,019,814
Aflac Inc.	43,530	2,099,452
AGCO Corp.[a]	3,742	190,580
Agilent Technologies Inc.[a]	10,027	425,847
Air Products and Chemicals Inc.	29,028	2,555,335
Akamai Technologies Inc.[a]	20,420	658,545
Alcoa Inc.	89,236	906,638
Alexion Pharmaceuticals Inc.[a]	6,970	535,017
Allergan Inc.	41,916	3,684,836
Allstate Corp. (The)	59,132	1,705,958
Alpha Natural Resources Inc.[a]	12,888	259,307
Altera Corp.	6,970	277,336
Altria Group Inc.	192,460	5,465,864
Amazon.com Inc.[a]	35,998	6,999,451
Ameren Corp.	2,168	68,596
American Electric Power Co. Inc.	63,974	2,530,811
American Express Co.	81,166	4,069,663
American International Group Inc.[a]	16,802	421,898
American Tower Corp.	66,640	4,232,306
American Water Works Co. Inc.	2,168	73,127
Ameriprise Financial Inc.	44,068	2,359,841
AmerisourceBergen Corp.	4,280	166,792
AMETEK Inc.	3,204	150,588

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Amgen Inc.	81,704	$5,548,519
Anadarko Petroleum Corp.	46,758	3,774,306
Annaly Capital Management Inc.	2,168	36,509
Apache Corp.	31,718	3,136,276
Apollo Group Inc. Class Aa,b	23,648	1,239,392
Apple Inc.[a]	81,166	37,050,656
Applied Materials Inc.	152,672	1,874,812
Archer-Daniels-Midland Co.	61,822	1,769,964
AT&T Inc.	495,138	14,562,009
Automatic Data Processing Inc.	68,254	3,738,954
AvalonBay Communities Inc.	2,666	362,603
Avon Products Inc.	69,330	1,231,994
Baker Hughes Inc.	39,764	1,953,605
Bank of America Corp.	870,912	6,209,603
Bank of New York Mellon Corp. (The)	93,540	1,882,960
Baxter International Inc.	49,986	2,773,223
BB&T Corp.	82,780	2,250,788
Beam Inc.	7,508	392,743
Becton, Dickinson and Co.	22,572	1,769,871
Bed Bath & Beyond Inc.[a,b]	42,992	2,609,614
Berkshire Hathaway Inc. Class Ba	61,284	4,802,827
Best Buy Co. Inc.	41,916	1,003,888
Biogen Idec Inc.[a]	27,952	3,296,100
BlackRock Inc.[f]	8,046	1,464,372
Boeing Co. (The)	65,050	4,825,409
BorgWarner Inc.[a]	1,590	118,662
Boston Properties Inc.	17,296	1,799,649
Boston Scientific Corp.[a]	177,934	1,060,487
Bristol-Myers Squibb Co.	165,751	5,343,812
Broadcom Corp. Class Aa	11,274	387,149
Bunge Ltd.	4,280	245,116
C.H. Robinson Worldwide Inc.	49,448	3,404,000
C.R. Bard Inc.	20,420	1,889,258
CA Inc.	98,382	2,536,288
Cablevision NY Group Class A	7,729	112,457
Cabot Oil & Gas Corp.	8,560	273,064
Calpine Corp.[a]	21,496	313,842
Cameron International Corp.[a]	1,590	84,588
Capital One Financial Corp.	46,758	2,139,179
Cardinal Health Inc.	44,606	1,919,396
CareFusion Corp.[a,b]	22,106	529,439
CarMax Inc.[a]	9,660	293,954
Carnival Corp.	62,360	1,883,272

Security	Shares	Value

Caterpillar Inc.	47,834	$5,219,646
CBRE Group Inc. Class Aa	13,821	266,745
CBS Corp. Class B NVS	89,774	2,556,764
Celanese Corp. Series A	2,128	103,655
Celgene Corp.[a]	48,372	3,516,644
CenturyLink Inc.	53,066	1,965,034
CF Industries Holdings Inc.	3,204	568,326
Charles Schwab Corp. (The)	135,994	1,584,330
Chesapeake Energy Corp.	63,974	1,351,771
Chevron Corp.	169,864	17,509,581
Chipotle Mexican Grill Inc.[a,b]	2,128	781,593
Chubb Corp. (The)	51,600	3,478,356
Church & Dwight Co. Inc.	17,192	780,001
Cigna Corp.	38,150	1,710,265
Cisco Systems Inc.	496,214	9,740,681
Citigroup Inc.	252,130	7,745,434
Citrix Systems Inc.[a]	5,894	384,348
Cliffs Natural Resources Inc.	9,660	697,935
Clorox Co. (The)	9,122	626,317
CME Group Inc.	5,356	1,282,816
Coach Inc.	43,530	3,049,277
Coca-Cola Co. (The)	166,098	11,216,598
Coca-Cola Enterprises Inc.	10,736	287,617
Cognizant Technology Solutions Corp. Class Aa	43,530	3,123,277
Colgate-Palmolive Co.	48,372	4,388,308
Comcast Corp. Class A	104,276	2,772,699
Comcast Corp. Class A Special	65,050	1,658,125
Comerica Inc.	10,880	301,050
ConAgra Foods Inc.	103,200	2,752,344
Concho Resources Inc.[a]	8,584	915,569
ConocoPhillips	116,112	7,920,000
CONSOL Energy Inc.	28,034	1,001,935
Consolidated Edison Inc.	20,958	1,235,684
Constellation Energy Group Inc.	32,794	1,194,685
Cooper Industries PLC	36,660	2,167,339
Corning Inc.	148,906	1,916,420
Costco Wholesale Corp.	41,916	3,448,429
Coventry Health Care Inc.[a,b]	36,536	1,098,638
Covidien PLC	51,600	2,657,400
Cree Inc.[a]	4,280	108,840
Crown Castle International Corp.[a,b]	18,806	911,715
CSX Corp.	162,894	3,673,260

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Cummins Inc.	15,578	$1,620,112
CVS Caremark Corp.	119,340	4,982,445
D.R. Horton Inc.	17,192	239,313
Danaher Corp.	70,944	3,725,269
Deere & Co.	33,308	2,869,484
Dell Inc.[a]	167,712	2,889,678
Delta Air Lines Inc.[a]	49,448	521,676
Denbury Resources Inc.[a]	1,084	20,444
Devon Energy Corp.	39,226	2,503,011
DIRECTV Class Aa	90,312	4,064,943
Discover Financial Services	15,578	423,410
Dollar Tree Inc.[a,b]	8,046	682,381
Dominion Resources Inc.	64,512	3,228,180
Dover Corp.	41,916	2,657,894
Dow Chemical Co. (The)	86,546	2,900,156
Dr Pepper Snapple Group Inc.	35,460	1,376,557
DTE Energy Co.	2,168	115,359
Duke Energy Corp.	154,286	3,287,835
Duke Realty Corp.	9,660	129,347
E.I. du Pont de Nemours and Co.	74,710	3,801,992
Eaton Corp.	60,746	2,978,376
eBay Inc.[a]	101,586	3,210,118
Edison International	51,600	2,117,664
El Paso Corp.	102,662	2,758,528
Electronic Arts Inc.[a]	55,366	1,028,147
Eli Lilly and Co.	86,546	3,439,338
EMC Corp.[a,b]	204,272	5,262,047
Emerson Electric Co.	51,062	2,623,566
Energizer Holdings Inc.[a]	2,168	167,196
Entergy Corp.	24,724	1,715,351
EOG Resources Inc.	27,414	2,909,722
Equity Residential	60,888	3,625,880
Estee Lauder Companies Inc. (The) Class A	4,336	251,184
Exelon Corp.	46,758	1,860,033
Expedia Inc.	6,839	221,378
Expeditors International of Washington Inc.	62,360	2,784,374
Express Scripts Inc.[a,b]	50,524	2,584,808
Exxon Mobil Corp.	430,088	36,015,569
F5 Networks Inc.[a]	9,660	1,156,688
Family Dollar Stores Inc.	7,508	418,946
FedEx Corp.	30,642	2,803,437

Security	Shares	Value

Fidelity National Financial Inc. Class A	2,168	$39,436
Fifth Third Bancorp	99,972	1,300,636
FirstEnergy Corp.	37,612	1,587,979
Fluor Corp.	35,460	1,994,270
FMC Technologies Inc.[a,b]	7,508	383,734
Ford Motor Co.	273,088	3,391,753
Forest Laboratories Inc.[a]	2,168	68,899
Fossil Inc.[a,b]	2,128	202,266
Franklin Resources Inc.	24,724	2,623,216
Freeport-McMoRan Copper & Gold Inc.	78,476	3,626,376
Frontier Communications Corp.	81,166	347,390
Gap Inc. (The)	69,868	1,326,095
General Dynamics Corp.	29,966	2,072,449
General Electric Co.	881,672	16,496,083
General Growth Properties Inc.	32,090	506,380
General Mills Inc.	88,698	3,532,841
General Motors Co.[a]	46,758	1,123,127
Genworth Financial Inc. Class Aa	40,108	309,233
Gilead Sciences Inc.[a]	82,780	4,042,975
Goldman Sachs Group Inc. (The)	43,030	4,796,554
Goodrich Corp.	4,607	574,723
Goodyear Tire & Rubber Co. (The)[a]	40,840	530,920
Google Inc. Class Aa	21,496	12,470,045
Green Mountain Coffee Roasters Inc.[a]	9,122	486,567
H.J. Heinz Co.	66,640	3,455,284
Halliburton Co.	87,622	3,222,737
Harley-Davidson Inc.	15,578	688,392
Harris Corp.	4,818	197,538
Hartford Financial Services Group Inc. (The)	36,656	642,213
HCP Inc.	8,046	338,173
Herbalife Ltd.[b]	2,168	125,484
Hertz Global Holdings Inc.[a]	1,084	14,742
Hess Corp.	29,566	1,664,566
Hewlett-Packard Co.	172,016	4,813,008
HollyFrontier Corp.	15,040	441,274
Home Depot Inc. (The)	154,824	6,872,637
Honeywell International Inc.	56,442	3,275,894
Hospira Inc.[a]	2,168	74,709
Host Hotels & Resorts Inc.	37,074	608,755
Hudson City Bancorp Inc.	2,168	14,591
Humana Inc.	25,974	2,312,205
Illinois Tool Works Inc.	55,366	2,936,059

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Illumina Inc.[a,b]	6,970	$360,767
Ingersoll-Rand PLC[b]	53,214	1,859,297
Intel Corp.	469,852	12,413,490
International Business Machines Corp.	109,118	21,016,127
International Game Technology	68,416	1,089,867
International Paper Co.	73,634	2,292,963
Intuit Inc.	52,138	2,942,669
Intuitive Surgical Inc.[a]	1,052	483,825
J.C. Penney Co. Inc.	29,028	1,206,113
J.M. Smucker Co. (The)	9,122	718,631
J.P. Morgan Chase & Co.	330,630	12,332,499
Jacobs Engineering Group Inc.[a,b]	34,922	1,563,109
Johnson & Johnson	220,950	14,562,814
Johnson Controls Inc.	80,090	2,544,459
Joy Global Inc.	6,970	632,109
Juniper Networks Inc.[a,b]	61,822	1,293,934
Kellogg Co.	51,600	2,555,232
KeyCorp	57,452	446,402
Kimberly-Clark Corp.	43,530	3,115,007
Kimco Realty Corp.[b]	16,654	303,936
Kohl’s Corp.	38,688	1,779,261
Kraft Foods Inc. Class A	127,956	4,900,715
Kroger Co. (The)	86,008	2,043,550
L-3 Communications Holdings Inc.	24,724	1,748,976
Laboratory Corp. of America Holdings[a,b]	23,110	2,112,023
Las Vegas Sands Corp.[a,b]	29,566	1,451,986
Legg Mason Inc.	38,688	985,383
Level 3 Communications Inc.[a,b]	5,420	100,541
Liberty Interactive Corp. Series Aa	35,460	607,075
Life Technologies Corp.[a]	2,168	104,996
Limited Brands Inc.	13,964	584,533
Lincoln National Corp.	35,460	763,808
Lockheed Martin Corp.	29,566	2,433,873
Lorillard Inc.	13,426	1,441,818
Lowe’s Companies Inc.	139,222	3,735,326
Lululemon Athletica Inc.[a,b]	8,584	541,908
LyondellBasell Industries NV Class A	24,186	1,042,417
M&T Bank Corp.	3,794	302,534
Macerich Co. (The)	8,584	466,111
Macy’s Inc.	65,588	2,209,660
Marathon Oil Corp.	71,482	2,243,820
Marathon Petroleum Corp.	29,376	1,122,751
Marriott International Inc. Class A	62,616	2,157,121

Security	Shares	Value

Marsh & McLennan Companies Inc.	107,504	$3,396,051
Masco Corp.	15,040	181,533
MasterCard Inc. Class A	5,244	1,864,609
Mattel Inc.	9,660	299,460
McDonald’s Corp.	90,850	8,998,692
McGraw-Hill Companies Inc. (The)	51,600	2,373,600
McKesson Corp.	32,794	2,679,926
MDU Resources Group Inc.	2,168	46,352
Mead Johnson Nutrition Co. Class A	32,337	2,395,848
Medco Health Solutions Inc.[a,b]	41,378	2,566,264
Medtronic Inc.	93,002	3,587,087
Merck & Co. Inc.	266,094	10,180,756
MetLife Inc.	59,132	2,089,134
MGM Resorts International[a,b]	44,606	582,108
Micron Technology Inc.[a]	39,226	297,725
Microsoft Corp.	662,874	19,574,669
Monsanto Co.	44,068	3,615,779
Moody’s Corp.	55,904	2,081,306
Morgan Stanley	102,338	1,908,604
Mosaic Co. (The)	19,404	1,086,042
Motorola Mobility Holdings Inc.[a]	31,718	1,225,266
Motorola Solutions Inc.	41,050	1,905,131
Murphy Oil Corp.	29,028	1,730,069
Mylan Inc.[a]	2,168	44,986
Nabors Industries Ltd.[a]	2,168	40,368
National Oilwell Varco Inc.	45,144	3,339,753
NetApp Inc.[a,b]	16,654	628,522
Netflix Inc.[a,b]	4,818	579,124
New York Community Bancorp Inc.	15,989	202,900
Newell Rubbermaid Inc.	12,888	238,041
Newfield Exploration Co.[a]	2,168	81,972
Newmont Mining Corp.	59,670	3,668,512
News Corp. Class A NVS	142,988	2,692,464
NextEra Energy Inc.	41,378	2,476,473
NII Holdings Inc.[a]	10,736	215,901
Nike Inc. Class B	43,530	4,526,685
Noble Corp.[a,b]	51,062	1,779,000
Noble Energy Inc.	27,414	2,759,767
Nordstrom Inc.	6,970	344,179
Norfolk Southern Corp.	49,448	3,570,146
Northern Trust Corp.	37,200	1,533,012
Northrop Grumman Corp.	33,308	1,933,529
NRG Energy Inc.[a]	67,255	1,135,264

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

NSTAR	15,040	$675,747
Nucor Corp.	43,530	1,936,650
NVIDIA Corp.[a]	75,786	1,119,359
O’Reilly Automotive Inc.[a]	5,894	480,420
Occidental Petroleum Corp.	72,020	7,185,435
Omnicom Group Inc.	56,980	2,598,858
Oracle Corp.	348,898	9,838,924
Owens-Illinois Inc.[a]	46,220	1,111,591
PACCAR Inc.	60,746	2,684,973
Parker Hannifin Corp.	32,794	2,645,820
Paychex Inc.	79,014	2,488,941
Peabody Energy Corp.	37,074	1,263,853
People’s United Financial Inc.	2,168	26,731
PepsiCo Inc.	127,948	8,402,345
Pfizer Inc.	695,130	14,875,782
PG&E Corp.	70,944	2,884,583
Philip Morris International Inc.	171,478	12,821,410
Pioneer Natural Resources Co.	3,742	371,581
PNC Financial Services Group Inc. (The)[f]	53,239	3,136,842
PPL Corp.	55,904	1,553,572
Praxair Inc.	32,794	3,482,723
Precision Castparts Corp.	22,572	3,694,585
Priceline.com Inc.[a,b]	3,742	1,981,314
Principal Financial Group Inc.	47,834	1,306,347
Procter & Gamble Co. (The)	230,634	14,539,167
Progress Energy Inc.	26,338	1,430,944
Progressive Corp. (The)	149,444	3,030,724
Prologis Inc.	23,110	732,818
Prudential Financial Inc.	37,074	2,122,116
Public Service Enterprise Group Inc.	57,518	1,745,096
Public Storage	34,384	4,774,562
QEP Resources Inc.	36,536	1,046,391
QUALCOMM Inc.	153,210	9,011,812
Quest Diagnostics Inc.	27,414	1,592,205
Ralcorp Holdings Inc.[a,b]	2,168	189,592
Range Resources Corp.	2,128	122,403
Raytheon Co.	41,916	2,011,549
Red Hat Inc.[a,b]	8,584	398,040
Regions Financial Corp.	86,991	454,093
Republic Services Inc.	8,046	235,587
Reynolds American Inc.	82,780	3,247,459
Royal Caribbean Cruises Ltd.	4,280	116,330
Safeway Inc.	72,558	1,594,825

Security	Shares	Value

Salesforce.com Inc.[a,b]	11,274	$1,316,803
SanDisk Corp.[a]	29,566	1,356,488
Sara Lee Corp.	18,806	360,135
SBA Communications Corp. Class Aa,b	16,116	736,824
SCANA Corp.	2,168	97,191
Schlumberger Ltd.	130,100	9,779,617
Seagate Technology PLC	51,600	1,090,824
Sempra Energy	48,910	2,782,979
Simon Property Group Inc.	32,796	4,455,665
Sirius XM Radio Inc.[a,b]	125,796	262,914
SLM Corp.	91,472	1,367,506
Southern Co. (The)	76,862	3,501,833
Southwest Airlines Co.	2,168	20,769
Southwestern Energy Co.[a]	49,986	1,556,564
Spectra Energy Corp.	120,416	3,791,900
Sprint Nextel Corp.[a]	311,262	659,875
St. Jude Medical Inc.	45,682	1,905,396
Staples Inc.	94,616	1,384,232
Starbucks Corp.	99,458	4,767,022
Starwood Hotels & Resorts Worldwide Inc.	33,846	1,835,807
State Street Corp.	39,226	1,536,875
Stryker Corp.	34,922	1,935,726
SunTrust Banks Inc.	59,670	1,227,412
Symantec Corp.[a]	132,252	2,273,412
Sysco Corp.	52,676	1,586,074
T. Rowe Price Group Inc.	45,682	2,642,247
Target Corp.	70,406	3,577,329
TE Connectivity Ltd.[b]	59,670	2,034,747
Teradata Corp.[a]	2,128	113,976
Texas Instruments Inc.	128,486	4,160,377
Textron Inc.	42,661	1,087,002
Thermo Fisher Scientific Inc.[a]	47,296	2,501,958
Tiffany & Co.	4,818	307,388
Time Warner Cable Inc.	25,821	1,903,524
Time Warner Inc.	103,263	3,826,927
TJX Companies Inc. (The)	60,208	4,102,573
Toll Brothers Inc.[a]	1,590	34,678
Travelers Companies Inc. (The)	55,366	3,227,838
TRW Automotive Holdings Corp.[a,b]	6,432	241,329
Tyco International Ltd.	67,716	3,450,130
Tyson Foods Inc. Class A	12,350	230,204
U.S. Bancorp	150,520	4,247,674

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

Ultra Petroleum Corp.[a,b]	32,794	$788,040
Union Pacific Corp.	48,372	5,529,403
United Continental Holdings Inc.[a,b]	2,168	50,081
United Parcel Service Inc. Class B	48,372	3,659,342
United States Steel Corp.	21,496	648,964
United Technologies Corp.	58,594	4,590,840
UnitedHealth Group Inc.	99,458	5,150,930
Valero Energy Corp.	65,588	1,573,456
Varian Medical Systems Inc.[a,b]	27,414	1,805,760
Ventas Inc.	23,648	1,378,915
VeriSign Inc.	49,448	1,832,543
Verizon Communications Inc.	234,376	8,826,600
Vertex Pharmaceuticals Inc.[a]	10,736	396,695
Viacom Inc. Class B NVS	67,178	3,160,053
Virgin Media Inc.	26,876	640,724
Visa Inc. Class A	42,992	4,326,715
Vornado Realty Trust	29,586	2,392,916
Vulcan Materials Co.	4,280	187,721
Wal-Mart Stores Inc.	154,286	9,466,989
Walgreen Co.	93,002	3,102,547
Walt Disney Co. (The)	147,830	5,750,587
Walter Energy Inc.	2,128	147,109
Waste Management Inc.	82,242	2,858,732
Watson Pharmaceuticals Inc.[a]	2,168	127,110
Weatherford International Ltd.[a]	81,704	1,367,725
WellPoint Inc.	32,341	2,080,173
Wells Fargo & Co.	444,590	12,986,474
Western Union Co.	124,720	2,382,152
Weyerhaeuser Co.	2,168	43,403
Whirlpool Corp.	15,578	846,197
Whole Foods Market Inc.	5,356	396,505
Williams Companies Inc. (The)	77,361	2,229,544
Willis Group Holdings PLC	2,168	84,270
Wisconsin Energy Corp.	2,168	73,712
Wynn Resorts Ltd.	5,356	617,172
Xcel Energy Inc.	24,724	657,658
Xerox Corp.	169,864	1,316,446
XL Group PLC	19,882	403,008
Xylem Inc.	46,758	1,211,500
Yahoo! Inc.[a]	132,252	2,045,938
Yum! Brands Inc.	72,020	4,561,027

Security	Shares	Value

Zimmer Holdings Inc.[a]	29,028	$1,763,451

		1,091,899,965

TOTAL COMMON STOCKS
(Cost: $2,320,619,824)		2,373,683,988

PREFERRED STOCKS — 1.40%

BRAZIL — 1.17%
Banco Bradesco SA	73,000	1,309,529
Banco Bradesco SA SP ADR	90,458	1,617,389
Brasil Telecom SA	45,100	287,286
Brasil Telecom SA SP ADR	10,366	194,466
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	8,000	333,638
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	49,288	2,100,162
Companhia de Bebidas das Americas	55,000	2,010,969
Companhia de Bebidas das Americas SP ADR	83,534	3,039,802
Companhia Energetica de Minas Gerais	30,000	606,204
Companhia Energetica de Minas Gerais SP ADR	125,653	2,543,217
Gerdau SA	65,000	618,287
Gerdau SA SP ADR	101,098	960,431
Itau Unibanco Holding SA	91,000	1,825,823
Itau Unibanco Holding SA SP ADR	112,533	2,246,159
Itausa — Investimentos Itau SA	81,300	531,348
Petroleo Brasileiro SA	150,000	2,105,519
Petroleo Brasileiro SA SP ADR	92,335	2,578,917
Vale SA Class A	61,000	1,487,711
Vale SA Class A SP ADR	76,133	1,843,180

		28,240,037
GERMANY — 0.16%
Henkel AG & Co. KGaA	2,666	164,550
Porsche Automobil Holding SE	6,970	427,645
ProSiebenSat.1 Media AG	10,736	252,128
Volkswagen AG	17,730	3,141,399

		3,985,722
ITALY — 0.03%
Telecom Italia SpA RNC	814,470	681,823

		681,823

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2012

Security	Shares	Value

SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	1,573	$924,183

		924,183

TOTAL PREFERRED STOCKS
(Cost: $29,976,359)		33,831,765

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Santander SAa	586,017	98,192

		98,192

TOTAL RIGHTS
(Cost: $88,373)		98,192

SHORT-TERM INVESTMENTS — 2.52%

MONEY MARKET FUNDS — 2.52%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[f,g,h]	54,883,930	54,883,930
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[f,g,h]	4,208,710	4,208,710
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[f,g]	1,631,650	1,631,650

		60,724,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,724,290)		60,724,290

TOTAL INVESTMENTS IN SECURITIES — 102.24%
(Cost: $2,411,408,846)		2,468,338,235
Other Assets, Less Liabilities — (2.24)%		(54,006,817)

NET ASSETS — 100.00%		$2,414,331,418

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.87%

AUSTRALIA — 6.12%
Alumina Ltd.	57,232	$77,854
AMP Ltd.	231,455	1,050,330
Asciano Group	72,534	362,302
ASX Ltd.	20,832	663,955
Australia and New Zealand Banking Group Ltd.	151,200	3,440,326
BHP Billiton Ltd.	214,368	8,538,679
Boral Ltd.	129,024	553,966
Brambles Ltd.	126,224	975,231
Commonwealth Bank of Australia	104,720	5,638,012
Computershare Ltd.	81,088	659,249
Crown Ltd.	54,768	470,876
CSL Ltd.	46,592	1,541,422
Echo Entertainment Group Ltd.[a]	51,362	197,052
Fortescue Metals Group Ltd.	97,328	522,348
Goodman Group	688,576	468,342
Iluka Resources Ltd.	30,352	590,941
Insurance Australia Group Ltd.	240,240	742,967
Lynas Corp. Ltd.[a,b]	204,405	287,832
Macquarie Group Ltd.	29,008	786,120
Mirvac Group	298,368	391,607
National Australia Bank Ltd.	126,448	3,205,025
Newcrest Mining Ltd.	31,068	1,113,351
OneSteel Ltd.	78,960	62,097
Orica Ltd.	47,379	1,246,213
Origin Energy Ltd.	128,200	1,874,725
Qantas Airways Ltd.[a]	179,984	301,263
QBE Insurance Group Ltd.	83,328	1,014,861
QR National Ltd.	129,808	511,807
Rio Tinto Ltd.	28,472	2,092,686
Santos Ltd.	73,024	1,044,580
Sonic Healthcare Ltd.	44,916	536,058
Suncorp Group Ltd.	164,203	1,467,602
Tabcorp Holdings Ltd.	51,362	158,842
Telstra Corp. Ltd.	197,792	699,977
Transurban Group	29,792	173,821
Wesfarmers Ltd.	79,184	2,549,830
Westfield Group	101,472	916,635
Westfield Retail Trust	101,472	272,834
Westpac Banking Corp.	147,061	3,305,514

Security	Shares	Value

Woodside Petroleum Ltd.	39,648	$1,441,470
Woolworths Ltd.	98,672	2,599,570

		54,548,172
AUSTRIA — 0.18%
IMMOEAST AG Escrow[a,c]	54,189	7
IMMOFINANZ AGa	112,376	361,733
OMV AG	11,200	367,487
Raiffeisen International Bank Holding AGb	4,032	137,230
Vienna Insurance Group AG	7,056	304,810
voestalpine AG	12,096	396,886

		1,568,153
BELGIUM — 0.59%
Ageas	204,308	424,977
Anheuser-Busch InBev NV	37,877	2,298,414
Delhaize Group SA	5,600	305,213
Groupe Bruxelles Lambert SA	14,224	1,031,544
KBC Groep NV	11,648	221,017
Solvay SA	5,489	541,705
UCB SA	9,642	392,413

		5,215,283
BRAZIL — 1.29%
Banco do Brasil SA	34,200	531,249
Banco Santander (Brasil) SA	22,800	211,015
Banco Santander (Brasil) SA Units SP ADR	31,330	285,730
BM&F Bovespa SA	45,600	286,303
BR Malls Participacoes SA	11,400	124,199
BRF — Brasil Foods SA	34,200	676,028
BRF — Brasil Foods SA SP ADR	34,568	692,397
CCR SA	11,400	79,196
Centrais Eletricas Brasileiras SA	11,400	116,905
Cielo SA	11,400	338,991
Companhia de Saneamento Basico do Estado de Sao Paulo[a]	5,800	193,311
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	2,862	188,577
Companhia Siderurgica Nacional SA	11,400	118,859
Companhia Siderurgica Nacional SA SP ADR	10,756	110,464
CPFL Energia SA	22,800	336,060
Embraer SA	45,600	314,177
Fibria Celulose SA	11,400	92,807
Fibria Celulose SA SP ADR	10,655	85,133

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

OGX Petroleo e Gas Participacoes SAa	68,400	$646,721
PDG Realty SA Empreendimentos e Participacoes	68,400	276,664
Petroleo Brasileiro SA	45,600	701,037
Petroleo Brasileiro SA SP ADR	43,892	1,340,901
Redecard SA	11,400	205,153
Tim Participacoes SA	57,000	315,871
Tim Participacoes SA SP ADR	27,323	788,269
Ultrapar Participacoes SA	11,400	230,227
Vale SA	34,200	873,366
Vale SA SP ADR	53,204	1,346,061

		11,505,671
CANADA — 8.29%
Agnico-Eagle Mines Ltd.	7,739	290,082
Agrium Inc.	10,528	848,560
ARC Resources Ltd.	40,544	982,824
Athabasca Oil Sands Corp.[a]	11,700	136,384
Bank of Montreal	37,632	2,187,335
Bank of Nova Scotia	70,560	3,625,624
Barrick Gold Corp.	58,912	2,905,507
Baytex Energy Corp.	2,016	115,872
BCE Inc.	2,135	87,031
Bombardier Inc. Class B	122,752	567,951
Brookfield Asset Management Inc. Class A	36,400	1,104,504
Brookfield Office Properties Inc.	16,912	291,915
Cameco Corp.	27,104	628,647
Canadian Imperial Bank of Commerce	22,400	1,703,146
Canadian National Railway Co.	26,096	1,968,032
Canadian Natural Resources Ltd.	76,384	3,025,350
Canadian Oil Sands Ltd.	28,896	716,313
Canadian Pacific Railway Ltd.	8,960	638,909
Canadian Tire Corp. Ltd. Class A	8,400	538,250
Canadian Utilities Ltd. Class A	2,688	161,787
Cenovus Energy Inc.	29,120	1,062,473
Centerra Gold Inc.	2,912	57,639
Crescent Point Energy Corp.	2,394	109,477
Eldorado Gold Corp.	60,592	917,777
Empire Co. Ltd. Class A	2,352	132,510
Enbridge Inc.	57,344	2,157,440
Encana Corp.	12,774	244,691
Enerplus Corp.	25,312	603,237
Fairfax Financial Holdings Ltd.	798	323,863
Finning International Inc.	21,504	587,321

Security	Shares	Value

First Quantum Minerals Ltd.	35,840	$784,810
Fortis Inc.	14,112	469,861
Franco-Nevada Corp.	3,808	172,012
George Weston Ltd.	3,808	247,234
Gildan Activewear Inc.	5,936	129,155
Goldcorp Inc.	45,136	2,182,875
Great-West Lifeco Inc.	31,729	699,851
H&R Real Estate Investment Trust	7,952	184,755
Husky Energy Inc.	27,216	664,626
IAMGOLD Corp.	16,128	269,055
Imperial Oil Ltd.	25,984	1,237,987
Ivanhoe Mines Ltd.[a]	26,826	432,544
Kinross Gold Corp.	83,118	939,051
Magna International Inc. Class A	15,456	638,368
Manulife Financial Corp.	106,960	1,248,942
Metro Inc. Class A	1,680	91,702
National Bank of Canada	5,824	436,836
New Gold Inc.[a]	15,904	186,182
Nexen Inc.	39,088	700,415
Niko Resources Ltd.	6,272	306,392
Onex Corp.	1,456	50,380
Open Text Corp.[a]	896	45,405
Osisko Mining Corp.[a]	23,408	279,164
Pacific Rubiales Energy Corp.	23,072	580,452
Penn West Petroleum Ltd.	47,712	1,039,544
Potash Corp. of Saskatchewan Inc.	58,128	2,723,093
Power Corp. of Canada	30,464	740,602
Power Financial Corp.	24,304	648,042
Research In Motion Ltd.[a]	30,576	509,778
RioCan Real Estate Investment Trust	31,920	826,925
Ritchie Bros. Auctioneers Inc.	19,488	459,193
Rogers Communications Inc. Class B	28,000	1,076,332
Royal Bank of Canada	88,256	4,608,831
Saputo Inc.	6,613	269,307
Shaw Communications Inc. Class B	33,376	662,295
Shoppers Drug Mart Corp.	11,312	468,114
Silver Wheaton Corp.	33,488	1,194,461
Sino-Forest Corp. Class Aa,c	4,256	42
SNC-Lavalin Group Inc.	12,885	663,362
Sun Life Financial Inc.	57,120	1,144,280
Suncor Energy Inc.	107,856	3,714,759
Talisman Energy Inc.	90,160	1,077,047
Teck Resources Ltd. Class B	28,560	1,210,920

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

TELUS Corp. NVS	13,104	$702,338
Thomson Reuters Corp.	18,170	498,980
Tim Hortons Inc.	14,224	693,009
Toronto-Dominion Bank (The)	39,872	3,082,889
Tourmaline Oil Corp.[a]	11,700	283,269
TransAlta Corp.	9,856	200,098
TransCanada Corp.	49,280	2,027,023
Valeant Pharmaceuticals International Inc.[a]	17,248	835,183
Viterra Inc.	9,184	98,814
Yamana Gold Inc.	39,008	674,865

		73,831,900
CHILE — 0.40%
Banco Santander (Chile) SA	208,224	16,398
Banco Santander (Chile) SA SP ADR	5,052	411,738
Cencosud SA	2,912	16,577
CorpBanca SA	5,608,970	82,995
CorpBanca SA SP ADR[b]	8,874	197,092
Empresa Nacional de Electricidad SA	10,000	15,451
Empresa Nacional de Electricidad SA SP ADR	3,378	158,394
Empresas Copec SA	448	6,705
Enersis SA	324,000	117,479
Enersis SA SP ADR	52,104	954,024
LAN Airlines SA	11,552	288,912
LAN Airlines SA SP ADR[b]	36,252	909,925
Sociedad Quimica y Minera de Chile SA Series B	4,740	278,039
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,508	147,320

		3,601,049
CHINA — 4.39%
Air China Ltd. Class Hb	458,000	365,597
Angang New Steel Co. Ltd. Class H	228,000	164,065
Anhui Conch Cement Co. Ltd. Class H	171,000	577,755
Anta Sports Products Ltd.[b]	229,000	230,639
AviChina Industry & Technology Co. Ltd. Class H	468,000	217,267
Bank of China Ltd. Class H	2,800,000	1,202,399
Bank of Communications Co. Ltd. Class H	492,800	395,282

Security	Shares	Value

Beijing Capital International Airport Co. Ltd. Class H	234,000	$121,308
Belle International Holdings Ltd.[b]	448,000	727,939
Bosideng International Holdings Ltd.	458,000	131,709
Brilliance China Automotive Holdings Ltd.[a]	234,000	250,159
China Construction Bank Corp. Class H	2,536,050	2,030,933
China COSCO Holdings Co. Ltd. Class H	114,500	65,116
China Dongxiang (Group) Co. Ltd.	336,000	55,895
China Gas Holdings Ltd.	228,000	106,142
China Life Insurance Co. Ltd. Class H	560,000	1,650,139
China Mengniu Dairy Co. Ltd.[b]	117,000	313,076
China Merchants Bank Co. Ltd. Class H	114,500	252,787
China Merchants Holdings (International) Co. Ltd.	228,000	758,579
China Mobile Ltd.	392,000	4,008,718
China National Building Material Co. Ltd. Class H	234,000	283,051
China Overseas Land & Investment Ltd.	228,000	425,157
China Petroleum & Chemical Corp. Class H	684,000	830,909
China Resources Cement Holdings Ltd.	234,000	168,986
China Resources Enterprise Ltd.[b]	228,000	786,511
China Resources Land Ltd.[b]	228,000	402,811
China Shanshui Cement Group Ltd.	117,000	86,002
China Shenhua Energy Co. Ltd. Class H	336,000	1,477,542
China Shipping Development Co. Ltd. Class H	456,000	316,957
China State Construction International Holdings Ltd.[b]	234,000	185,583
China Telecom Corp. Ltd. Class H	234,000	131,567
China Unicom (Hong Kong) Ltd.	228,000	419,865
China Vanke Co. Ltd. Class B	100	109
CITIC Pacific Ltd.	114,000	218,459
CNOOC Ltd.	1,120,000	2,302,250
Country Garden Holdings Co. Ltd.[b]	336,000	144,288
Dongfang Electric Corp. Ltd. Class H	23,400	69,103
Dongfeng Motor Group Co. Ltd. Class H	458,000	856,406
Dongyue Group Ltd.	117,000	97,770
Evergrande Real Estate Group Ltd.[b]	448,000	212,604
Fosun International Ltd.[b]	616,000	374,946
Franshion Properties (China) Ltd.[b]	672,000	163,786
GCL-Poly Energy Holdings Ltd.[b]	448,000	154,254

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Geely Automobile Holdings Ltd.	585,000	$172,758
Golden Eagle Retail Group Ltd.[b]	117,000	268,265
GOME Electrical Appliances Holdings Ltd.[b]	789,320	188,309
Great Wall Motor Co. Ltd. Class Hb	134,500	230,685
Guangdong Investment Ltd.	228,000	132,016
Guangzhou Automobile Group Co. Ltd. Class H	289,449	313,917
Guangzhou R&F Properties Co. Ltd. Class Hb	91,600	89,775
Huaneng Power International Inc. Class H	228,000	138,485
Industrial and Commercial Bank of China Ltd. Class H	3,394,285	2,376,809
Jiangxi Copper Co. Ltd. Class H	336,000	855,328
Kingboard Chemical Holdings Co. Ltd.	114,000	393,256
Lenovo Group Ltd.[b]	684,000	547,765
Longfor Properties Co. Ltd.[b]	58,500	76,949
Parkson Retail Group Ltd.[b]	168,000	200,833
PetroChina Co. Ltd. Class H	1,120,000	1,637,862
PICC Property and Casualty Co. Ltd. Class H	245,000	322,896
Ping An Insurance (Group) Co. of China Ltd. Class H	171,000	1,353,975
Poly (Hong Kong) Investments Ltd.[b]	229,226	114,103
Renhe Commercial Holdings Co. Ltd.[b]	1,344,000	159,453
Shimao Property Holdings Ltd.	114,500	117,977
Shougang Fushan Resources Group Ltd.[b]	228,000	91,735
Shui On Land Ltd.	224,000	77,993
Sino-Ocean Land Holdings Ltd.[b]	336,000	172,885
Sinofert Holdings Ltd.[b]	672,000	194,117
Sinopec Shanghai Petrochemical Co. Ltd. Class H	912,000	323,425
SOHO China Ltd.[b]	224,000	147,032
Tencent Holdings Ltd.	78,400	1,917,916
Tingyi (Cayman Islands) Holding Corp.[b]	228,000	665,962
Tsingtao Brewery Co. Ltd. Class H	18,000	97,260
Want Want China Holdings Ltd.[b]	672,000	623,081
Yanzhou Coal Mining Co. Ltd. Class H	228,000	546,882
Yuexiu Property Co. Ltd.	456,000	78,210
Zhaojin Mining Industry Co. Ltd. Class H	58,500	105,013
Zhuzhou CSR Times Electric Co. Ltd. Class H	117,000	258,005
Zijin Mining Group Co. Ltd. Class H	501,000	220,312

Security	Shares	Value

Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	116,240	$156,496

		39,102,160
COLOMBIA — 0.13%
Bancolombia SA SP ADR	19,041	1,180,732

		1,180,732
CZECH REPUBLIC — 0.27%
CEZ AS	31,248	1,263,717
Komercni Banka AS	6,160	1,178,382

		2,442,099
DENMARK — 0.76%
Carlsberg A/S Class B	1,120	85,117
Coloplast A/S Class B	4,032	595,661
Danske Bank A/Sa	40,544	592,545
Novo Nordisk A/S Class B	28,448	3,366,183
Novozymes A/S Class B	35,392	997,107
TrygVesta A/S	7,504	407,893
Vestas Wind Systems A/Sa	12,096	136,526
William Demant Holding A/Sa,b	6,720	556,968

		6,738,000
EGYPT — 0.14%
Orascom Construction Industries SAE SP GDR	15,176	629,804
Orascom Telecom Holding SAE SP GDR[a,d]	150,761	461,329
Orascom Telecom Media and Technology Holding SAE SP GDR[a,d]	153,405	138,684

		1,229,817
FINLAND — 0.49%
Fortum OYJ	21,392	470,454
Kone OYJ Class B	14,112	768,859
Metso OYJ	2,912	126,938
Neste Oil OYJ	28,000	314,486
Nokia OYJ	229,600	1,147,530
Nokian Renkaat OYJ	16,688	596,598
Sampo OYJ Class A	34,496	909,461
UPM-Kymmene OYJ	5,040	64,657

		4,398,983
FRANCE — 5.89%
Accor SA	3,920	119,204
Aeroports de Paris	4,592	339,330
Alcatel-Lucent[a,b]	172,597	307,050

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

ALSTOM	4,704	$179,437
ArcelorMittal	54,320	1,093,990
Arkema SA	2,576	208,329
AXA	107,296	1,629,989
BNP Paribas SA	60,816	2,577,013
Bouygues SA	14,224	442,316
Cap Gemini SA	10,416	380,555
Carrefour SA	45,584	1,041,271
Casino Guichard-Perrachon SA	4,816	428,698
CNP Assurances SA	15,344	206,987
Compagnie de Saint-Gobain	35,963	1,601,571
Compagnie Generale de Geophysique-Veritas[a]	10,640	296,951
Compagnie Generale des Etablissements Michelin Class B	18,521	1,268,009
Credit Agricole SA	64,736	399,223
Danone SA	29,263	1,807,502
Dassault Systemes SA	1,140	94,583
Edenred SA	5,712	138,779
Electricite de France	8,064	186,000
Essilor International SA	17,696	1,297,237
European Aeronautic Defence and Space Co. NV	9,690	325,743
Eutelsat Communications	4,816	178,887
Fonciere des Regions	1,188	78,582
France Telecom SA	121,184	1,818,760
GDF Suez	86,464	2,348,602
Gecina SA	3,920	374,546
Groupe Eurotunnel SA	19,824	163,463
L’Air Liquide SA	17,589	2,215,453
L’Oreal SA	20,720	2,205,412
Legrand SA	28,896	997,479
LVMH Moet Hennessy Louis Vuitton SA	10,752	1,739,658
Neopost SA	5,376	380,022
Pernod Ricard SA	6,644	638,297
PPR SA	6,944	1,093,532
PSA Peugeot Citroen SA	4,032	74,395
Publicis Groupe SA	15,456	778,148
Renault SA	18,368	783,013
Sanofi	64,848	4,793,696
Schneider Electric SA	16,800	1,044,182
SCOR SE	27,664	696,568
SES SA Class A FDR	10,848	256,320

Security	Shares	Value

Societe Generale	39,684	$1,057,928
Sodexo	10,192	757,016
STMicroelectronics NV	26,544	176,517
Suez Environnement SA	11,984	153,519
Technip SA	8,400	788,634
Total SA	113,232	5,989,084
Unibail-Rodamco SE	2,016	387,412
Vallourec SA	11,200	756,966
Veolia Environnement	27,328	310,802
Vinci SA	32,704	1,518,084
Vivendi SA	70,896	1,484,902
Wendel	672	50,063

		52,459,709
GERMANY — 5.44%
Adidas AG	3,648	263,030
Allianz SE Registered	30,688	3,376,868
BASF SE	61,376	4,722,634
Bayer AG Registered	36,480	2,556,756
Bayerische Motoren Werke AG	14,784	1,265,492
Celesio AG	11,200	216,035
Commerzbank AGa	127,008	304,089
Continental AGa	3,696	295,472
Daimler AG Registered	58,800	3,251,687
Deutsche Bank AG Registered	62,608	2,654,177
Deutsche Boerse AGa	16,688	983,044
Deutsche Telekom AG Registered	202,048	2,274,092
E.ON AG	112,224	2,401,191
Fresenius Medical Care AG & Co. KGaA	19,600	1,399,610
Fresenius SE & Co. KGaA	6,384	648,000
GEA Group AG	31,920	1,026,027
HeidelbergCement AG	3,696	181,797
Hochtief AG	9,408	607,156
Infineon Technologies AG	22,960	209,669
K+S AG	17,504	835,315
Kabel Deutschland Holding AGa	9,072	473,365
LANXESS AG	672	43,804
Linde AG	16,912	2,685,418
MAN SE	2,240	235,637
Merck KGaA	6,613	690,462
METRO AG	17,584	676,969
Muenchener Rueckversicherungs-Gesellschaft AG Registered	15,232	1,985,968

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

RWE AG	29,510	$1,129,543
Salzgitter AG	4,256	254,442
SAP AG	70,784	4,279,954
Siemens AG Registered	50,400	4,759,516
ThyssenKrupp AG	31,696	899,124
Volkswagen AG	3,920	633,737
Wacker Chemie AGb	3,024	277,377

		48,497,457
GREECE — 0.02%
National Bank of Greece SA SP ADR[a]	56,522	206,305

		206,305
HONG KONG — 2.11%
AIA Group Ltd.	291,200	972,607
Bank of East Asia Ltd. (The)	138,600	565,696
BOC Hong Kong (Holdings) Ltd.	448,000	1,184,345
Cathay Pacific Airways Ltd.	228,000	451,619
Cheung Kong (Holdings) Ltd.	114,000	1,534,799
Cheung Kong Infrastructure Holdings Ltd.	114,000	649,055
CLP Holdings Ltd.	114,500	937,617
Galaxy Entertainment Group Ltd.[a]	114,000	248,743
Hang Seng Bank Ltd.	68,400	882,951
Henderson Land Development Co. Ltd.	114,000	618,918
Hong Kong and China Gas Co. Ltd. (The)	342,893	813,622
Hong Kong Exchanges and Clearing Ltd.	56,000	972,029
Hutchison Whampoa Ltd.	114,000	1,084,209
Li & Fung Ltd.	458,000	1,001,700
Link REIT (The)	58,500	213,118
MTR Corp. Ltd.	168,000	560,036
New World Development Co. Ltd.	228,000	249,919
Orient Overseas International Ltd.	58,500	305,532
Power Assets Holdings Ltd.	168,000	1,212,148
Sands China Ltd.[a]	91,600	310,078
Shangri-La Asia Ltd.	238,666	495,522
SJM Holdings Ltd.	229,000	409,894
Sun Hung Kai Properties Ltd.	114,000	1,578,903
Swire Pacific Ltd. Class A	58,500	650,671
Wharf (Holdings) Ltd. (The)	114,000	648,320
Wynn Macau Ltd.	91,600	234,832

		18,786,883
HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC[a]	6,613	552,480
OTP Bank Nyrt	13,104	233,686

Security	Shares	Value

Richter Gedeon Nyrt	1,456	$239,400

		1,025,566
INDIA — 1.55%
Axis Bank Ltd. SP GDR[b,d]	51,459	1,114,087
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	21,168	722,887
HDFC Bank Ltd. SP ADR	72,637	2,253,926
ICICI Bank Ltd. SP ADR	56,806	2,056,945
Infosys Ltd. SP ADR	41,750	2,295,833
Larsen & Toubro Ltd. SP GDR[d]	38,164	1,014,399
Mahindra & Mahindra Ltd. SP GDR	36,736	508,794
Ranbaxy Laboratories Ltd. SP GDR[d]	33,488	300,387
Reliance Industries Ltd. SP GDR[b,e]	42,357	1,402,017
State Bank of India SP GDR	3,136	261,856
Sterlite Industries (India) Ltd. SP ADR	25,200	230,580
Tata Motors Ltd. SP ADR[b]	31,307	753,873
Wipro Ltd. SP ADR[b]	79,915	869,475

		13,785,059
INDONESIA — 0.84%
PT Astra International Tbk	58,500	513,421
PT Bank Central Asia Tbk	1,680,000	1,494,994
PT Bank Mandiri Tbk	1,400,242	1,043,562
PT Bank Rakyat Indonesia Tbk	1,456,000	1,109,411
PT Bumi Resources Tbk	792,000	224,650
PT Charoen Pokphand Indonesia Tbk	224,000	62,291
PT Gudang Garam Tbk	58,500	370,912
PT Indosat Tbk	342,422	207,586
PT Kalbe Farma Tbk	392,000	153,704
PT Perusahaan Gas Negara Tbk	1,400,000	525,584
PT Semen Gresik (Persero) Tbk	513,000	644,817
PT Telekomunikasi Indonesia Tbk	728,000	554,705
PT United Tractors Tbk	171,045	539,391

		7,445,028
IRELAND — 0.23%
CRH PLC	38,674	766,480
Elan Corp. PLC[a]	47,600	634,947
Irish Bank Resolution Corp. Ltd.[a,c]	64,486	8
Kerry Group PLC Class A	18,256	671,176

		2,072,611
ISRAEL — 0.48%
Delek Group Ltd. (The)	3,360	717,844
Elbit Systems Ltd.	16,576	691,258
Israel Chemicals Ltd.	17,920	187,785

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Israel Corp. Ltd. (The)	114	$69,543
Israel Discount Bank Ltd. Class Aa	291,777	420,412
NICE Systems Ltd.[a]	3,920	141,572
Teva Pharmaceutical Industries Ltd.	44,805	2,019,387

		4,247,801
ITALY — 1.50%
Assicurazioni Generali SpA	85,347	1,332,861
Banco Popolare SpA	39,200	59,166
Enel Green Power SpA	30,096	59,962
Enel SpA	257,513	1,053,766
Eni SpA	163,520	3,617,543
Exor SpA	26,662	616,018
Fiat Industrial SpA[a]	69,125	677,756
Fiat SpA	75,488	453,177
Intesa Sanpaolo SpA	686,190	1,311,455
Luxottica Group SpA	13,329	439,523
Mediobanca SpA	81,045	476,777
Saipem SpA	16,240	760,646
Snam Rete Gas SpA	29,070	131,134
Telecom Italia SpA	696,146	708,528
Tenaris SA	23,450	459,537
Terna SpA	12,198	44,742
UniCredit SpA	198,102	982,843
Unione di Banche Italiane ScpA	31,153	143,222

		13,328,656
JAPAN — 14.50%
Advantest Corp.	11,400	130,820
AEON Co. Ltd.	45,600	601,023
AEON Credit Service Co. Ltd.	11,400	174,476
AEON Mall Co. Ltd.	11,700	258,704
Aisin Seiki Co. Ltd.	22,900	723,190
Ajinomoto Co. Inc.	12,000	144,787
All Nippon Airways Co. Ltd.[b]	114,000	331,908
Amada Co. Ltd.	114,000	787,908
Asahi Glass Co. Ltd.	114,000	928,446
Asahi Group Holdings Ltd.	45,600	1,007,685
Asahi Kasei Corp.	114,000	720,630
Astellas Pharma Inc.	34,200	1,403,882
Bridgestone Corp.	57,000	1,299,226
Canon Inc.	56,000	2,416,262
Casio Computer Co. Ltd.	58,600	344,299
Chubu Electric Power Co. Inc.	34,200	628,831

Security	Shares	Value

Chugai Pharmaceutical Co. Ltd.	22,800	$362,109
Chugoku Electric Power Co. Inc. (The)	11,400	208,414
Citizen Holdings Co. Ltd.	57,000	346,111
Coca-Cola West Co. Ltd.	22,800	391,711
Cosmo Oil Co. Ltd.	229,000	666,728
Credit Saison Co. Ltd.	22,800	463,774
Dai-ichi Life Insurance Co. Ltd. (The)	229	240,262
Daido Steel Co. Ltd.	14,000	91,620
Daiichi Sankyo Co. Ltd.	56,000	1,065,652
Daikin Industries Ltd.	22,900	663,725
Dainippon Sumitomo Pharma Co. Ltd.	57,000	657,089
Daito Trust Construction Co. Ltd.	2,600	244,826
Daiwa Securities Group Inc.	114,000	409,652
Dena Co. Ltd.	11,700	295,991
Denso Corp.	34,200	1,015,908
Dentsu Inc.	11,400	380,797
East Japan Railway Co.	22,800	1,475,646
Eisai Co. Ltd.	22,900	947,534
Electric Power Development Co. Ltd.	11,400	302,605
FANUC Corp.	11,400	1,915,200
Fast Retailing Co. Ltd.	1,300	258,295
FUJIFILM Holdings Corp.	33,600	796,265
Fujitsu Ltd.	114,000	608,498
Gree Inc.	11,700	337,574
Gunma Bank Ltd. (The)	229,000	1,246,361
Hachijuni Bank Ltd. (The)	229,000	1,342,466
Hino Motors Ltd.	13,000	83,370
Hitachi Construction Machinery Co. Ltd.	22,800	451,515
Hitachi High-Technologies Corp.	11,400	249,529
Hitachi Ltd.	228,000	1,273,810
Hokkaido Electric Power Co. Inc.	11,400	162,366
Hokuriku Electric Power Co.	11,400	221,123
Honda Motor Co. Ltd.	89,600	3,132,769
Hoya Corp.	45,600	966,421
IBIDEN Co. Ltd.	11,400	232,485
Idemitsu Kosan Co. Ltd.	1,200	129,836
IHI Corp.	336,000	881,311
INPEX Corp.	114	777,443
Isuzu Motors Ltd.	114,000	577,102
ITOCHU Corp.	145,600	1,582,982
Japan Petroleum Exploration Co. Ltd.	11,700	517,102
Japan Prime Realty Investment Corp.	336	801,553
Japan Retail Fund Investment Corp.	448	649,233

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Japan Tobacco Inc.	228	$1,121,311
JFE Holdings Inc.	22,900	408,446
JSR Corp.	22,800	465,868
JTEKT Corp.	34,200	365,996
JX Holdings Inc.	112,000	675,672
Kansai Electric Power Co. Inc. (The)	45,600	733,786
Kao Corp.	22,800	599,827
Kawasaki Heavy Industries Ltd.	229,000	672,734
Kawasaki Kisen Kaisha Ltd.	114,000	215,292
KDDI Corp.	114	722,125
Keio Corp.	114,000	840,236
Kintetsu Corp.[b]	114,000	458,990
Kirin Holdings Co. Ltd.	6,000	73,495
Kobe Steel Ltd.	342,000	560,656
Komatsu Ltd.	56,000	1,578,282
Konica Minolta Holdings Inc.	58,500	425,803
Kubota Corp.	114,000	1,028,616
Kuraray Co. Ltd.	57,000	827,528
Kurita Water Industries Ltd.	22,900	621,679
Kyocera Corp.	11,700	997,377
Kyushu Electric Power Co. Inc.	22,800	327,423
Mabuchi Motor Co. Ltd.	11,700	500,990
Marubeni Corp.	114,000	786,413
Mazda Motor Corp.[a]	114,000	188,380
Meiji Holdings Co. Ltd.	11,795	515,886
Mitsubishi Chemical Holdings Corp.	114,500	642,702
Mitsubishi Corp.	100,800	2,298,901
Mitsubishi Electric Corp.	114,000	1,022,636
Mitsubishi Estate Co. Ltd.	114,000	1,819,515
Mitsubishi Gas Chemical Co. Inc.	114,000	642,885
Mitsubishi Heavy Industries Ltd.	229,000	1,048,144
Mitsubishi Motors Corp.[a]	228,000	275,095
Mitsubishi UFJ Financial Group Inc.	784,000	3,588,407
Mitsui & Co. Ltd.	57,000	967,318
Mitsui Chemicals Inc.	114,000	360,315
Mitsui Fudosan Co. Ltd.	51,000	838,072
Mitsui O.S.K. Lines Ltd.	114,000	430,584
Mizuho Financial Group Inc.	930,000	1,402,623
Murata Manufacturing Co. Ltd.	22,900	1,310,931
Nabtesco Corp.	11,700	248,577
Namco Bandai Holdings Inc.	11,700	166,485
NEC Corp.[a]	170,000	338,885
Nidec Corp.	11,400	1,091,410

Security	Shares	Value

Nikon Corp.	11,400	$278,982
Nintendo Co. Ltd.	6,000	813,639
Nippon Building Fund Inc.	9	80,734
Nippon Steel Corp.	229,000	561,613
Nippon Telegraph and Telephone Corp.	33,600	1,678,898
Nishi-Nippon City Bank Ltd. (The)	229,000	669,731
Nissan Motor Co. Ltd.	112,000	1,056,105
Nisshin Seifun Group Inc.	12,500	151,148
Nisshin Steel Co. Ltd.	228,000	352,839
Nitto Denko Corp.	11,700	414,909
Nomura Holdings Inc.	224,000	819,620
Nomura Real Estate Holdings Inc.	11,700	181,523
NSK Ltd.	114,000	847,711
NTN Corp.	114,000	469,456
NTT DoCoMo Inc.	684	1,214,605
NTT Urban Development Corp.	117	85,621
Olympus Corp.	11,400	192,118
Omron Corp.	34,200	689,382
Ono Pharmaceutical Co. Ltd.	11,700	659,803
ORIX Corp.	5,700	532,997
Osaka Gas Co. Ltd.	114,000	457,495
Panasonic Corp.	112,000	906,282
Rakuten Inc.[a]	560	564,774
Resona Holdings Inc.	100,800	448,147
Ricoh Co. Ltd.	114,000	961,338
Sanrio Co. Ltd.	2,700	120,925
Santen Pharmaceutical Co. Ltd.	22,900	937,023
Secom Co. Ltd.	11,700	547,023
Seiko Epson Corp.	22,900	291,919
Seven & I Holdings Co. Ltd.	56,000	1,576,079
Sharp Corp.	114,000	980,774
Shikoku Electric Power Co. Inc.	11,400	330,264
Shin-Etsu Chemical Co. Ltd.	34,200	1,776,157
Shiseido Co. Ltd.	11,400	209,162
Showa Shell Sekiyu K.K.	57,000	390,964
SMC Corp.	3,200	555,226
SoftBank Corp.	67,200	1,871,024
Sony Corp.	68,400	1,247,795
Stanley Electric Co. Ltd.	22,800	350,148
Sumitomo Chemical Co. Ltd.	114,000	458,990
Sumitomo Corp.	100,800	1,447,554
Sumitomo Heavy Industries Ltd.	114,000	729,600
Sumitomo Metal Industries Ltd.	228,000	406,662

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Sumitomo Mitsui Financial Group Inc.	79,800	$2,537,902
Sumitomo Rubber Industries Inc.	11,400	135,454
Suzuki Motor Corp.	11,400	259,845
Taiyo Nippon Sanso Corp.	114,000	793,889
Takeda Pharmaceutical Co. Ltd.	44,800	1,944,761
TDK Corp.	11,700	557,764
Terumo Corp.	11,700	560,833
THK Co. Ltd.	34,200	734,683
Toho Gas Co. Ltd.	23,000	149,010
Tohoku Electric Power Co. Inc.	22,800	214,993
Tokio Marine Holdings Inc.	33,600	841,212
Tokyo Electric Power Co. Inc. (The)[a]	68,400	187,483
Tokyo Electron Ltd.	11,700	665,941
Tokyo Gas Co. Ltd.	114,000	526,269
Tokyu Corp.	68,000	334,426
Tokyu Land Corp.	114,000	473,941
TonenGeneral Sekiyu K.K.	14,000	133,482
Toray Industries Inc.	114,000	855,187
Toshiba Corp.	229,000	970,059
Toyo Seikan Kaisha Ltd.	45,600	675,179
Toyo Suisan Kaisha Ltd.	4,000	98,466
Toyota Industries Corp.	22,900	656,517
Toyota Motor Corp.	171,000	6,301,770
Toyota Tsusho Corp.	22,800	432,079
Ube Industries Ltd.	229,000	657,718
Ushio Inc.	22,800	332,207
USS Co. Ltd.	2,280	217,684
West Japan Railway Co.	11,400	482,911
Yahoo! Japan Corp.	1,120	341,949
Yamada Denki Co. Ltd.	2,280	145,322
Yamaha Motor Co. Ltd.	22,800	301,409
Yamato Holdings Co. Ltd.	11,400	188,530
Yamazaki Baking Co. Ltd.	7,000	92,630
Yokogawa Electric Corp.[a]	57,000	562,898

		129,214,298
MALAYSIA — 0.50%
Alliance Financial Group Bhd	79,800	103,619
Axiata Group Bhd	45,600	70,004
British American Tobacco (Malaysia) Bhd	11,400	185,128
Bumi Armada Bhd[a]	57,000	74,014
CIMB Group Holdings Bhd	262,200	595,596
DiGi.Com Bhd	171,000	222,603
Genting Bhd	91,200	333,381

Security	Shares	Value

Genting Malaysia Bhd	34,200	$45,420
Hong Leong Bank Bhd	22,800	85,144
Hong Leong Financial Group Bhd	11,400	44,521
IOI Corp. Bhd	45,600	80,947
Kuala Lumpur Kepong Bhd	22,800	192,623
Malayan Banking Bhd	171,000	460,947
Malaysia Airports Holdings Bhd	45,600	85,444
Maxis Communications Bhd	125,400	235,383
Petronas Chemicals Group Bhd	125,400	274,957
Petronas Dagangan Bhd	11,400	67,456
Petronas Gas Bhd	57,000	293,807
PPB Group Bhd	11,400	63,483
Public Bank Bhd Foreign	57,000	254,457
Sime Darby Bhd	114,000	342,525
SP Setia Bhd	125,400	162,830
Tenaga Nasional Bhd	79,800	157,396
YTL Corp. Bhd	11,700	5,769

		4,437,454
MEXICO — 1.27%
Alfa SAB de CV Series A	22,800	300,142
America Movil SAB de CV Series L	2,508,800	2,921,506
Cemex SAB de CV CPO[a]	774,300	525,878
Compartamos SAB de CV	84,800	99,598
Fomento Economico Mexicano SAB de CV BD Units	228,000	1,601,634
Grupo Elektra SA de CV	2,800	245,698
Grupo Financiero Banorte SAB de CV Series Ob	156,800	626,416
Grupo Financiero Inbursa SAB de CV Series O	22,900	47,240
Grupo Mexico SAB de CV Series B	294,229	939,406
Grupo Modelo SAB de CV Series C	156,800	974,358
Grupo Televisa SAB CPO	34,200	135,287
Industrias Penoles SAB de CV	2,240	107,439
Kimberly-Clark de Mexico SAB de CV Series A	134,400	764,352
Wal-Mart de Mexico SAB de CV Series V	649,800	2,012,687

		11,301,641
NETHERLANDS — 1.54%
AEGON NVa	140,565	681,744
Akzo Nobel NV	25,088	1,306,104
ASML Holding NV	28,066	1,206,351

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Heineken NV	13,440	$621,407
ING Groep NV CVA[a]	252,712	2,301,794
Koninklijke Ahold NV	95,200	1,262,416
Koninklijke DSM NV	22,400	1,150,183
Koninklijke KPN NV	100,016	1,097,159
Koninklijke Philips Electronics NV	71,515	1,446,378
Reed Elsevier NV	5,586	66,513
TNT Express NV	14,534	121,727
Unilever NV CVA	74,328	2,476,260

		13,738,036
NEW ZEALAND — 0.10%
Auckland International Airport Ltd.	216,160	438,548
Fletcher Building Ltd.	38,192	205,783
Telecom Corp. of New Zealand Ltd.	124,019	214,715

		859,046
NORWAY — 0.49%
Aker Solutions ASA	15,008	184,330
DNB ASA	44,576	471,015
Gjensidige Forsikring ASA	10,528	121,938
Norsk Hydro ASA	17,136	90,681
Orkla ASA	9,632	78,183
Seadrill Ltd.	13,776	512,652
Statoil ASA	64,239	1,613,075
Subsea 7 SAa	16,912	342,969
Telenor ASA	29,747	485,704
Yara International ASA	11,760	473,965

		4,374,512
PERU — 0.16%
Compania de Minas Buenaventura SA SP ADR	16,912	725,525
Credicorp Ltd.	5,600	636,496
Southern Copper Corp.	2,464	85,476

		1,447,497
PHILIPPINES — 0.28%
Bank of the Philippine Islands	952,008	1,346,375
Jollibee Foods Corp.	156,800	357,585
Metropolitan Bank & Trust Co.	471,323	833,621

		2,537,581
POLAND — 0.21%
Bank Millennium SA	60,256	78,406
Bank Pekao SA	2,128	103,903
BRE Bank SAa	1,456	133,071

Security	Shares	Value

Cyfrowy Polsat SAa	56,948	$232,538
Globe Trade Centre SAa	41,888	137,302
Kernel Holding SAa	10,640	225,804
Powszechna Kasa Oszczednosci Bank Polski SA	26,880	290,223
Synthos SA	85,232	136,519
Tauron Polska Energia SA	148,400	248,272
Telekomunikacja Polska SA	7,504	40,220
TVN SA	80,864	281,843

		1,908,101
PORTUGAL — 0.16%
Banco Espirito Santo SA Registered[b]	18,256	30,183
CIMPOR — Cimentos de Portugal SGPS SA	59,248	399,427
EDP Renovaveis SAa	12,540	72,228
Energias de Portugal SA	76,608	223,733
Galp Energia SGPS SA Class B	11,984	193,507
Jeronimo Martins SGPS SAa	23,072	385,534
Portugal Telecom SGPS SA Registered[b]	32,816	163,239

		1,467,851
RUSSIA — 1.60%
Gazprom OAO SP ADR	311,366	3,767,528
LUKOIL OAO SP ADR	31,658	1,846,928
Magnit OJSC SP GDR[d]	17,584	451,733
Mechel OAO SP ADR	21,840	242,206
MMC Norilsk Nickel OJSC SP ADR	37,344	717,378
Mobile TeleSystems OJSC SP ADR	18,480	309,725
NovaTek OAO SP GDR[d]	12,208	1,644,417
Novolipetsk Steel OJSC SP GDR[d]	16,688	411,192
Rosneft Oil Co. OJSC SP GDR[d]	51,072	376,401
RusHydro OJSC SP ADR	60,968	236,556
Sberbank of Russia SP ADR[a]	121,666	1,459,992
Sistema JSFC SP GDR[d]	19,824	384,586
Surgutneftegas OJSC SP ADR	133,621	1,241,339
Tatneft OAO SP ADR	5,712	199,120
TMK OAO SP GDR[d]	31,472	371,999
Uralkali OJSC SP GDR[d]	16,576	589,111

		14,250,211
SINGAPORE — 1.26%
CapitaLand Ltd.	134,500	281,670
COSCO Corp. (Singapore) Ltd.[b]	229,000	215,169
DBS Group Holdings Ltd.	114,500	1,235,398
Genting Singapore PLC[a]	342,000	443,891

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Hutchison Port Holdings Trust	229,000	$171,750
Keppel Corp. Ltd.	114,200	986,639
Neptune Orient Lines Ltd.[b]	457,250	473,325
Noble Group Ltd.	590,199	634,446
Oversea-Chinese Banking Corp. Ltd.	228,000	1,561,333
SembCorp Marine Ltd.[b]	229,000	906,263
Singapore Airlines Ltd.	114,000	1,007,604
Singapore Exchange Ltd.	117,000	605,566
Singapore Telecommunications Ltd.	456,000	1,125,612
United Overseas Bank Ltd.	114,000	1,574,041

		11,222,707
SOUTH AFRICA — 1.83%
African Bank Investments Ltd.	244,384	1,143,716
Anglo American Platinum Ltd.	8,097	575,157
AngloGold Ashanti Ltd.	26,656	1,226,993
ArcelorMittal South Africa Ltd.	30,132	263,452
Aspen Pharmacare Holdings Ltd.[a]	47,376	605,689
FirstRand Ltd.	365,568	1,056,982
Foschini Group Ltd. (The)	10,752	149,772
Gold Fields Ltd.	69,664	1,152,261
Growthpoint Properties Ltd.	422,464	1,077,942
Harmony Gold Mining Co. Ltd.	53,760	655,599
Impala Platinum Holdings Ltd.	41,440	912,258
Imperial Holdings Ltd.	8,512	151,290
Kumba Iron Ore Ltd.	12,885	885,940
MMI Holdings Ltd.	59,590	138,677
MTN Group Ltd.	53,984	921,981
Naspers Ltd. Class N	17,360	872,057
Northam Platinum Ltd.	76,944	332,474
Pretoria Portland Cement Co. Ltd.	18,592	67,415
Redefine Properties Ltd.	926,290	906,200
RMB Holdings Ltd.	41,104	153,419
RMI Holdings	41,104	79,055
Sappi Ltd.[a]	24,528	81,140
Sasol Ltd.	49,168	2,515,406
Shoprite Holdings Ltd.	6,832	113,897
Truworths International Ltd.	13,216	132,530
Woolworths Holdings Ltd.	32,704	176,118

		16,347,420
SOUTH KOREA — 3.16%
AmorePacific Corp.[a]	229	204,058
Celltrion Inc.[a]	3,627	121,239

Security	Shares	Value

CJ CheilJedang Corp.[a]	585	$160,395
E-Mart Co. Ltd.	1,170	282,775
GS Holdings Corp.[a]	1,521	84,353
Hana Financial Group Inc.	6,840	233,815
Hankook Tire Co. Ltd.[a]	1,140	45,515
Hynix Semiconductor Inc.[a]	20,520	490,463
Hyundai Department Store Co. Ltd.[a]	342	55,714
Hyundai Glovis Co. Ltd.[a]	702	120,296
Hyundai Heavy Industries Co. Ltd.[a]	1,254	347,729
Hyundai Mobis Co. Ltd.[a]	2,964	730,875
Hyundai Motor Co.	8,208	1,614,784
Hyundai Steel Co.[a]	819	79,104
Kangwon Land Inc.[a]	4,680	109,777
KB Financial Group Inc.[a]	22,800	864,628
KB Financial Group Inc. SP ADR[a]	23,120	876,248
Kia Motors Corp.	9,348	561,704
Korea Aerospace Industries Ltd.[a]	2,280	64,949
Korea Electric Power Corp.[a]	40,480	1,005,379
Korea Electric Power Corp. SP ADR[a]	70,850	873,580
KT Corp.[a]	16,820	500,101
KT&G Corp.	6,217	434,999
LG Chem Ltd.	1,872	623,250
LG Corp.[a]	912	57,155
LG Display Co. Ltd.[a]	19,960	523,276
LG Display Co. Ltd. SP ADR[a]	39,956	515,033
LG Electronics Inc.	3,648	268,562
LG Household & Health Care Ltd.	585	248,925
LG Uplus Corp.	12,870	72,292
Lotte Confectionery Co. Ltd.[a]	53	80,206
Lotte Shopping Co. Ltd.[a]	228	77,837
NCsoft Corp.[a]	684	179,319
NHN Corp.[a]	2,340	441,608
ORION Corp.[a]	351	213,721
POSCO	3,563	1,314,696
POSCO SP ADR[b]	14,310	1,313,086
S-Oil Corp.	1,638	177,893
S1 Corp.	1,521	77,177
Samsung C&T Corp.[a]	4,564	281,555
Samsung Electro-Mechanics Co. Ltd.	1,254	102,812
Samsung Electronics Co. Ltd.	3,762	3,707,245
Samsung Electronics Co. Ltd. SP GDR[d]	6,783	3,340,627
Samsung Engineering Co. Ltd.	1,053	201,067
Samsung Fire & Marine Insurance Co. Ltd.	1,053	203,879

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Samsung Heavy Industries Co. Ltd.[a]	2,340	$74,365
Samsung SDI Co. Ltd.	684	84,941
Shinhan Financial Group Co. Ltd.[a]	23,940	953,679
Shinhan Financial Group Co. Ltd. SP ADR[a]	26,963	2,134,391
SK C&C Co. Ltd.[a]	456	52,974
SK Innovation Co. Ltd.[a]	2,574	389,531
SK Telecom Co. Ltd.	4,218	535,065

		28,108,647
SPAIN — 2.19%
Abertis Infraestructuras SA	22,443	378,402
Acciona SA	4,592	368,845
Acerinox SAb	8,288	117,391
Actividades de Construcciones y Servicios SAb	20,163	622,379
Amadeus IT Holding SA Class A	6,270	107,521
Banco Bilbao Vizcaya Argentaria SA	261,972	2,288,744
Banco Popular Espanol SAb	57,750	248,716
Banco Santander SA	499,632	3,891,556
Bankia SAa	51,189	232,253
Distribuidora Internacional de Alimentacion SAa	45,584	210,701
Ferrovial SA	43,248	506,693
Fomento de Construcciones y Contratas SAb	5,040	118,526
Gas Natural SDG SA	3,584	58,645
Iberdrola SA	251,607	1,482,806
Indra Sistemas SAb	22,176	292,182
Industria de Diseno Textil SA	22,624	1,975,383
Repsol YPF SA	58,912	1,619,493
Telefonica SA	246,064	4,293,726
Zardoya Otis SA	50,241	716,871

		19,530,833
SWEDEN — 2.27%
Alfa Laval AB	62,720	1,283,064
Assa Abloy AB Class B	34,720	941,245
Atlas Copco AB Class A	20,384	484,050
Electrolux AB Class B	36,624	670,155
Getinge AB Class B	30,480	825,852
Hennes & Mauritz AB Class B	81,760	2,673,944
Hexagon AB Class B	6,613	113,820
Husqvarna AB Class B	85,008	448,547
Investor AB Class B	69,312	1,401,630

Security	Shares	Value

Lundin Petroleum ABa	4,480	$100,792
Millicom International Cellular SA SDR	4,958	489,655
Modern Times Group MTG AB Class B	2,310	115,510
Nordea Bank AB	227,248	1,900,575
Sandvik AB	114,016	1,682,763
Scania AB Class B	67,424	1,160,468
Securitas AB Class B	45,585	427,439
Skandinaviska Enskilda Banken AB Class A	30,240	189,938
Skanska AB Class B	50,064	873,440
SSAB AB Class A	17,584	183,861
Svenska Handelsbanken AB Class A	20,944	627,453
Swedbank AB Class A	20,496	294,073
Tele2 AB Class B	28,112	535,868
Telefonaktiebolaget LM Ericsson Class B	135,774	1,261,154
TeliaSonera AB	160,832	1,068,765
Volvo AB Class B	32,928	425,297

		20,179,358
SWITZERLAND — 5.37%
ABB Ltd. Registered[a]	185,136	3,869,415
Actelion Ltd. Registered[a]	2,128	81,570
Adecco SA Registered[a]	1,680	79,707
Aryzta AGa	912	42,149
Barry Callebaut AG Registered[a]	114	107,355
Compagnie Financiere Richemont SA Class A Bearer	29,494	1,670,985
Credit Suisse Group AG Registered[a]	63,476	1,648,333
GAM Holding AGa	3,472	44,363
Geberit AG Registered[a]	784	162,069
Givaudan SA Registered[a]	90	84,118
Holcim Ltd. Registered[a]	5,600	319,400
Julius Baer Group Ltd.[a]	3,990	162,273
Kuehne & Nagel International AG Registered	9,520	1,197,764
Lindt & Spruengli AG Participation Certificates	114	329,752
Nestle SA Registered	210,726	12,087,643
Novartis AG Registered	137,760	7,460,252
Roche Holding AG Genusschein	43,008	7,286,479
SGS SA Registered	228	409,587
Sonova Holding AG Registered[a]	1,140	116,591
Sulzer AG Registered	672	84,183
Swatch Group AG (The) Bearer	1,904	802,926
Swiss Life Holding AG Registered[a]	2,016	200,372

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

Swiss Re AGa	24,752	$1,343,918
Syngenta AG Registered[a]	6,613	2,002,022
Synthes Inc.[d]	3,472	592,007
Transocean Ltd.	17,442	827,717
UBS AG Registered[a]	227,874	3,104,895
Zurich Financial Services AG Registered[a]	7,069	1,698,835

		47,816,680
TAIWAN — 2.36%
Acer Inc.	114,000	159,321
Advanced Semiconductor Engineering Inc.	570,000	599,138
Advanced Semiconductor Engineering Inc. SP ADR	169,210	891,737
AU Optronics Corp.	1,140,000	608,771
Cathay Financial Holding Co. Ltd.	228,000	260,076
Chang Hwa Commercial Bank Ltd.	228,000	129,075
China Development Financial Holding Corp.	228,000	67,735
China Steel Corp.	114,000	112,892
Chinatrust Financial Holding Co. Ltd.	456,000	294,368
Chunghwa Telecom Co. Ltd.	394,000	1,281,041
Chunghwa Telecom Co. Ltd. SP ADR[b]	80,198	2,599,217
Compal Electronics Inc.	114,000	127,919
E.Sun Financial Holding Co. Ltd.	228,000	107,113
Far EasTone Telecommunications Co. Ltd.	114,000	219,620
First Financial Holding Co. Ltd.	342,000	209,795
Formosa Petrochemical Corp.	114,000	355,630
Formosa Plastics Corp.	114,000	332,127
Hon Hai Precision Industry Co. Ltd.	228,000	734,378
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	264,163	1,717,059
HTC Corp.	43,000	705,585
Hua Nan Financial Holdings Co. Ltd.	342,000	194,190
Mega Financial Holding Co. Ltd.	456,000	312,862
Nan Ya Plastics Corp.	114,000	240,811
Quanta Computer Inc.	114,000	243,508
Shin Kong Financial Holding Co. Ltd.[a]	1,000	304
Siliconware Precision Industries Co. Ltd.	570,000	655,006
Siliconware Precision Industries Co. Ltd. SP ADR	195,792	1,106,225
SinoPac Financial Holdings Co. Ltd.	228,000	71,280
Synnex Technology International Corp.	114,000	281,267

Security	Shares	Value

Taiwan Business Bank Ltd.[a]	228,000	$74,902
Taiwan Cement Corp.	114,000	142,175
Taiwan Cooperative Financial Holding Co. Ltd.[a]	342,000	213,840
Taiwan Mobile Co. Ltd.	117,000	353,916
Taiwan Semiconductor Manufacturing Co. Ltd.	570,000	1,512,294
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	156,055	2,197,254
U-Ming Marine Transport Corp.	114,000	175,311
Uni-President Enterprises Co.	228,000	336,750
United Microelectronics Corp.	1,140,000	597,212
United Microelectronics Corp. SP ADR	235,740	638,855
Wan Hai Lines Ltd.	114,000	63,574
Yuanta Financial Holding Co. Ltd.[a]	114,000	64,345

		20,988,478
THAILAND — 0.70%
Bangkok Bank PCL NVDR	149,040	739,778
Banpu PCL NVDR	11,450	218,448
BEC World PCL NVDR	560,000	783,185
Charoen Pokphand Foods PCL NVDR	750,400	849,281
CP All PCL NVDR	492,800	932,217
Glow Energy PCL NVDR	134,400	242,289
Indorama Ventures PCL NVDR	247,288	255,884
Kasikornbank PCL NVDR	213,840	892,008
PTT Exploration & Production PCL NVDR	33,600	192,311
PTT Global Chemical PCL NVDR[a]	217,201	467,061
PTT PCL NVDR	22,900	251,770
Siam Cement PCL NVDR	11,700	130,904
Siam Commercial Bank PCL NVDR	33,600	131,467
Thai Oil PCL NVDR	78,400	162,884

		6,249,487
TURKEY — 0.39%
Akbank TAS	52,434	197,702
Anadolu Efes Biracilik ve Malt Sanayii AS	29,120	408,451
Arcelik AS	66,140	287,460
Asya Katilim Bankasi ASa	30,648	29,235
BIM Birlesik Magazalar AS	11,200	346,118
Coca-Cola Icecek AS	21,952	288,084
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	212,800	254,642
Enka Insaat ve Sanayi AS	18,196	50,018
Haci Omer Sabanci Holding AS	16,800	64,482

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

KOC Holding AS	21,056	$82,244
Turk Hava Yollari AOa	67,737	89,849
Turk Telekomunikasyon AS	48,160	215,839
Turkiye Garanti Bankasi AS	102,492	371,404
Turkiye Halk Bankasi AS	12,208	80,622
Turkiye Is Bankasi AS	44,380	92,936
Turkiye Petrol Rafinerileri AS	17,472	399,411
Turkiye Sise ve Cam Fabrikalari AS	21,728	44,765
Turkiye Vakiflar Bankasi TAO Class D	28,502	46,494
Yapi ve Kredi Bankasi ASa	45,930	85,552

		3,435,308
UNITED KINGDOM — 15.30%
3i Group PLC	149,072	434,259
Aggreko PLC	1,792	59,244
AMEC PLC	41,776	661,884
Anglo American PLC	84,672	3,506,104
ARM Holdings PLC	51,414	494,511
AstraZeneca PLC	75,376	3,633,242
Aviva PLC	214,781	1,184,240
BAE Systems PLC	34,272	166,467
Barclays PLC	687,120	2,304,702
BG Group PLC	219,856	4,943,952
BHP Billiton PLC	139,216	4,664,018
BP PLC	1,097,264	8,152,950
British American Tobacco PLC	120,288	5,537,068
British Land Co. PLC	48,622	374,893
British Sky Broadcasting Group PLC	30,016	326,831
BT Group PLC	575,568	1,848,341
Bunzl PLC	81,424	1,106,310
Burberry Group PLC	17,584	372,384
Capita PLC	80,304	779,352
Carnival PLC	13,440	400,850
Centrica PLC	310,827	1,439,130
Compass Group PLC	164,192	1,526,119
Diageo PLC	189,280	4,187,683
Experian PLC	98,112	1,330,727
Fresnillo PLC	2,464	67,501
G4S PLC	132,272	562,533
GlaxoSmithKline PLC	314,832	7,005,176
HSBC Holdings PLC	1,057,168	8,836,801
ICAP PLC	86,352	457,860
Imperial Tobacco Group PLC	78,736	2,820,462
InterContinental Hotels Group PLC	36,848	751,273

Security	Shares	Value

International Power PLC	100,800	$533,513
Invensys PLC	128,688	410,620
ITV PLC	86,016	101,668
J Sainsbury PLC	122,304	556,618
Johnson Matthey PLC	34,720	1,123,742
Kingfisher PLC	216,384	873,126
Land Securities Group PLC	46,036	490,005
Legal & General Group PLC	622,608	1,133,813
Lloyds Banking Group PLC[a]	2,130,800	1,029,601
London Stock Exchange Group PLC	47,824	656,578
Man Group PLC	149,744	273,403
Marks & Spencer Group PLC	143,920	742,206
National Grid PLC	277,582	2,768,404
Next PLC	20,160	833,196
Old Mutual PLC	409,696	943,921
Pearson PLC	14,706	272,216
Petrofac Ltd.	8,176	187,726
Prudential PLC	184,128	2,035,397
Randgold Resources Ltd.	2,240	253,271
Reckitt Benckiser Group PLC	42,000	2,237,550
Reed Elsevier PLC	37,968	314,556
Rexam PLC	179,424	1,058,945
Rio Tinto PLC	87,472	5,252,243
Rolls-Royce Holdings PLC[a]	38,418	445,901
Royal Bank of Scotland Group PLC[a]	1,105,776	464,511
Royal Dutch Shell PLC Class A	201,971	7,140,935
Royal Dutch Shell PLC Class B	133,840	4,875,699
SABMiller PLC	54,208	2,059,875
Sage Group PLC (The)	131,376	607,649
Serco Group PLC	69,104	553,972
Shire PLC	36,176	1,202,265
Smith & Nephew PLC	80,640	782,612
SSE PLC	63,392	1,223,438
Standard Chartered PLC	130,064	3,148,499
Standard Life PLC	155,904	535,841
Tesco PLC	497,056	2,506,878
Tullow Oil PLC	63,056	1,383,128
Unilever PLC	52,554	1,696,807
United Utilities Group PLC	30,912	293,660
Vodafone Group PLC	3,061,632	8,252,052
Weir Group PLC (The)	2,240	69,106
Wm Morrison Supermarkets PLC	142,800	644,489
Wolseley PLC	29,258	1,014,369

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

Security	Shares	Value

WPP PLC	88,704	$1,043,547
Xstrata PLC	137,653	2,334,066

		136,298,484

TOTAL COMMON STOCKS
(Cost: $907,796,798)		862,930,724

PREFERRED STOCKS — 2.51%

BRAZIL — 2.08%
Banco Bradesco SA	79,800	1,431,513
Banco Bradesco SA SP ADR	82,663	1,478,014
Brasil Telecom SA	5,400	34,398
Brasil Telecom SA SP ADR	1,755	32,924
Centrais Eletricas Brasileiras SA Class B	11,400	166,728
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	11,400	475,434
Companhia de Bebidas das Americas	22,800	833,638
Companhia de Bebidas das Americas SP ADR	39,584	1,440,462
Companhia Energetica de Minas Gerais	22,800	460,715
Companhia Paranaense de Energia Class B	11,400	264,094
Companhia Paranaense de Energia Class B SP ADR	10,967	251,035
Gerdau SA	11,400	108,438
Gerdau SA SP ADR	14,584	138,548
GOL Linhas Aereas Inteligentes SA	7,900	54,249
GOL Linhas Aereas Inteligentes SA SP ADR	7,804	53,848
Itau Unibanco Holding SA	68,400	1,372,377
Itau Unibanco Holding SA SP ADR	86,869	1,733,905
Itausa — Investimentos Itau SA	34,200	223,519
Petroleo Brasileiro SA	262,200	3,680,447
TAM SA SP ADR	11,400	243,448
Tele Norte Leste Participacoes SA	7,500	71,984
Tele Norte Leste Participacoes SA SP ADR	7,300	68,547
Telefonica Brasil SA	11,400	316,848
Telefonica Brasil SA SP ADR	23,012	640,654
Vale SA Class A	57,000	1,390,156
Vale SA Class A SP ADR	63,512	1,537,625

		18,503,548
GERMANY — 0.39%
Henkel AG & Co. KGaA	19,040	1,175,181
Porsche Automobil Holding SE	11,948	733,071
ProSiebenSat.1 Media AG	11,088	260,394

Security	Shares	Value

RWE AG NVS	229	$8,166
Volkswagen AG	7,504	1,329,558

		3,506,370
ITALY — 0.04%
Intesa Sanpaolo SpA RNC	78,645	117,672
Telecom Italia SpA RNC	261,072	218,553

		336,225

TOTAL PREFERRED STOCKS
(Cost: $22,190,576)		22,346,143

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	508,396	85,186

		85,186

TOTAL RIGHTS
(Cost: $76,668)		85,186

SHORT-TERM INVESTMENTS — 1.93%

MONEY MARKET FUNDS — 1.93%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[f,g,h]	15,832,502	15,832,502
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[f,g,h]	1,214,097	1,214,097
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[f,g]	156,287	156,287

		17,202,886

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,202,886)		17,202,886

TOTAL INVESTMENTS IN SECURITIES — 101.32%
(Cost: $947,266,928)		902,564,939
Other Assets, Less Liabilities — (1.32)%		(11,725,175)

NET ASSETS — 100.00%		$890,839,764

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2012

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 89.02%

BRAZIL — 1.91%
Banco Santander (Brasil) SA Units SP ADR	7,422	$67,689

		67,689
CHILE — 1.95%
Banco Santander (Chile) SA SP ADR	609	49,633
CorpBanca SA SP ADR[a]	870	19,323

		68,956
CHINA — 30.06%
Agile Property Holdings Ltd.	6,000	6,693
Agricultural Bank of China Ltd. Class H	72,000	35,561
Bank of China Ltd. Class H	276,000	118,522
Bank of Communications Co. Ltd. Class H	37,600	30,160
China CITIC Bank Corp. Ltd. Class H	42,200	26,938
China Construction Bank Corp. Class H	232,320	186,048
China Everbright Ltd.	6,000	9,827
China Life Insurance Co. Ltd. Class H	36,000	106,080
China Merchants Bank Co. Ltd. Class H	18,690	41,263
China Minsheng Banking Corp. Ltd. Class H	30,300	28,016
China Overseas Land & Investment Ltd.	18,000	33,565
China Pacific Insurance (Group) Co. Ltd. Class H	9,600	31,940
China Resources Land Ltd.	12,000	21,201
China Taiping Insurance Holdings Co. Ltd.[b]	5,400	9,972
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	12,000	6,794
Country Garden Holdings Co. Ltd.	27,000	11,595
Evergrande Real Estate Group Ltd.	18,000	8,542
Far East Horizon Ltd.[b]	6,000	5,764
Franshion Properties (China) Ltd.[a]	66,000	16,086
Guangzhou R&F Properties Co. Ltd. Class Ha	6,000	5,880
Industrial and Commercial Bank of China Ltd. Class H	252,400	176,740
Longfor Properties Co. Ltd.[a]	12,500	16,442
PICC Property and Casualty Co. Ltd. Class H	15,000	19,769
Ping An Insurance (Group) Co. of China Ltd. Class H	7,500	59,385
Poly (Hong Kong) Investments Ltd.[a]	9,000	4,480
Renhe Commercial Holdings Co. Ltd.	42,000	4,983
Shimao Property Holdings Ltd.	9,000	9,273
Shui On Land Ltd.	21,000	7,312
Sino-Ocean Land Holdings Ltd.[a]	19,500	10,034

Security	Shares	Value

SOHO China Ltd.	15,000	$9,846
Yuexiu Property Co. Ltd.	30,000	5,145

		1,063,856
COLOMBIA — 1.65%
Bancolombia SA SP ADR[a]	939	58,227

		58,227
CZECH REPUBLIC — 0.89%
Komercni Banka AS	165	31,564

		31,564

EGYPT — 0.12%
Commercial International Bank SP ADR	1,100	4,356

		4,356
HUNGARY — 0.61%
OTP Bank Nyrt	1,218	21,721

		21,721
INDIA — 7.21%
Axis Bank Ltd. SP GDR[c]	1,902	41,178
HDFC Bank Ltd. SP ADR	3,610	112,018
ICICI Bank Ltd. SP ADR	2,817	102,004

		255,200
INDONESIA — 5.06%
PT Bank Central Asia Tbk	75,000	66,741
PT Bank Danamon Indonesia Tbk	34,080	17,154
PT Bank Mandiri Tbk	48,025	35,792
PT Bank Negara Indonesia (Persero) Tbk	42,333	17,070
PT Bank Rakyat Indonesia Tbk	55,500	42,288

		179,045
MEXICO — 3.15%
Compartamos SAB de CV	12,000	14,094
Grupo Financiero Banorte SAB de CV Series O	12,300	49,139
Grupo Financiero Inbursa SAB de CV Series O	23,400	48,271

		111,504
PERU — 1.72%
Credicorp Ltd.	534	60,695

		60,695
PHILIPPINES — 3.76%
Ayala Corp.	4,500	36,852
Ayala Land Inc.	33,000	13,589
Bank of the Philippine Islands	23,205	32,818
BDO Unibank Inc.	9,900	13,840

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Metropolitan Bank & Trust Co.	180	$318
SM Prime Holdings Inc.	93,000	35,565

		132,982
POLAND — 2.91%
Bank Handlowy w Warszawie SA	315	7,300
Bank Millennium SA	6,258	8,143
Bank Pekao SA	357	17,431
BRE Bank SAb	199	18,188
Globe Trade Centre SAb	1,446	4,740
Powszechna Kasa Oszczednosci Bank Polski SA	2,643	28,536
Powszechny Zaklad Ubezpieczen SA	180	18,631

		102,969
RUSSIA — 3.84%
Sberbank of Russia SP ADR[b]	11,316	135,792

		135,792
SOUTH AFRICA — 10.44%
Absa Group Ltd.	1,185	22,525
African Bank Investments Ltd.	6,060	28,361
Discovery Holdings Ltd.	60	350
FirstRand Ltd.	21,279	61,525
Growthpoint Properties Ltd.	7,014	17,897
Investec Ltd.	2,565	15,753
Liberty Holdings Ltd.	30	328
MMI Holdings Ltd.	3,808	8,862
Nedbank Group Ltd.	327	6,564
Redefine Properties Ltd.	11,244	11,000
Remgro Ltd.	3,510	57,246
RMB Holdings Ltd.	8,511	31,767
RMI Holdings	8,511	16,369
Sanlam Ltd.	4,695	18,168
Standard Bank Group Ltd.	5,304	72,877

		369,592
SOUTH KOREA — 5.79%
KB Financial Group Inc. SP ADR[b]	1,041	39,454
Shinhan Financial Group Co. Ltd. SP ADR[b]	1,887	149,375
Woori Finance Holdings Co. Ltd. SP ADR[b]	538	16,016

		204,845
THAILAND — 4.59%
Bangkok Bank PCL NVDR	7,800	38,716
Bank of Ayudhya PCL NVDR	23,400	16,798

Security	Shares	Value

Kasikornbank PCL NVDR	11,100	$46,302
Krung Thai Bank PCL NVDR	27,900	13,804
Siam Commercial Bank PCL NVDR	12,000	46,952

		162,572
TURKEY — 3.36%
Akbank TAS	6,283	23,690
Asya Katilim Bankasi ASb	5,598	5,340
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	300	359
Haci Omer Sabanci Holding AS	2,259	8,671
Turkiye Garanti Bankasi AS	8,637	31,298
Turkiye Halk Bankasi AS	2,470	16,312
Turkiye Is Bankasi AS	7,516	15,739
Turkiye Vakiflar Bankasi TAO Class D	720	1,174
Yapi ve Kredi Bankasi ASb	8,769	16,334

		118,917

TOTAL COMMON STOCKS
(Cost: $3,935,031)		3,150,482

PREFERRED STOCKS — 10.67%

BRAZIL — 10.67%
Banco Bradesco SA SP ADR	10,047	179,640
Itau Unibanco Holding SA SP ADR	9,927	198,143

		377,783

TOTAL PREFERRED STOCKS
(Cost: $465,096)		377,783

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[d,e,f]	76,815	76,815
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[d,e,f]	5,890	5,890
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[d,e]	1,071	1,071

		83,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,776)		83,776

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $4,483,903)	$3,612,041
Other Assets, Less Liabilities — (2.06)%	(72,829)

NET ASSETS — 100.00%	$3,539,212

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 87.25%

BRAZIL — 10.17%
Companhia Siderurgica Nacional SA SP ADR	18,224	$187,161
Fibria Celulose SA SP ADR	5,496	43,913
Vale SA SP ADR	26,554	671,816

		902,890
CHILE — 4.06%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	6,144	360,899

		360,899
CHINA — 11.32%
Aluminum Corp. of China Ltd. Class Ha	80,000	38,997
Angang New Steel Co. Ltd. Class H	32,000	23,026
Anhui Conch Cement Co. Ltd. Class H	44,000	148,662
BBMG Corp. Class H	72,000	54,874
China BlueChemical Ltd. Class H	176,000	133,682
China Molybdenum Co. Ltd. Class H	24,000	11,916
China National Building Material Co. Ltd. Class H	64,000	77,416
China Resources Cement Holdings Ltd.	96,000	69,327
China Shanshui Cement Group Ltd.	48,000	35,283
Dongyue Group Ltd.	16,000	13,370
Fosun International Ltd.	44,000	26,782
Huabao International Holdings Ltd.[a]	120,000	81,553
Jiangxi Copper Co. Ltd. Class H	24,000	61,095
Lee & Man Paper Manufacturing Ltd.	40,000	16,352
Nine Dragons Paper (Holdings) Ltd.	40,000	26,978
Shougang Fushan Resources Group Ltd.	48,000	19,313
Sinofert Holdings Ltd.	112,000	32,353
Sinopec Shanghai Petrochemical Co. Ltd. Class H	192,000	68,089
Zhaojin Mining Industry Co. Ltd. Class H	16,000	28,721
Zijin Mining Group Co. Ltd. Class H	85,000	37,378

		1,005,167
INDIA — 3.36%
Sterlite Industries (India) Ltd. SP ADR	20,352	186,221
Tata Steel Ltd. SP GDR[b]	12,588	112,285

		298,506
INDONESIA — 3.68%
PT Aneka Tambang Tbk	152,000	31,787
PT Indocement Tunggal Prakarsa Tbk	68,000	128,209

Security	Shares	Value

PT Semen Gresik (Persero) Tbk	100,000	$125,695
PT Vale Indonesia Tbk	92,000	40,934

		326,625
MEXICO — 9.21%
Cemex SAB de CV CPO[c]	277,656	188,575
Grupo Mexico SAB de CV Series B	77,799	248,394
Industrias Penoles SAB de CV	3,200	153,484
Mexichem SAB de CV	55,200	191,356
Minera Frisco SAB de CV Series A1[c]	8,000	36,218

		818,027
PERU — 3.96%
Compania de Minas Buenaventura SA SP ADR	3,776	161,990
Southern Copper Corp.	5,472	189,824

		351,814
POLAND — 2.67%
Jastrzebska Spolka Weglowa SAc	781	25,648
KGHM Polska Miedz SA	2,952	127,674
Synthos SA	52,288	83,752

		237,074
RUSSIA — 6.45%
Mechel OAO SP ADR	3,752	41,610
MMC Norilsk Nickel OJSC SP ADR	12,888	247,578
Novolipetsk Steel OJSC SP GDR[b]	2,352	57,953
Severstal OAO SP GDR[b]	4,912	70,635
Uralkali OJSC SP GDR[b]	4,352	154,670

		572,446
SOUTH AFRICA — 16.73%
African Rainbow Minerals Ltd.	2,664	62,959
Anglo American Platinum Ltd.	1,360	96,605
AngloGold Ashanti Ltd.	7,760	357,198
ArcelorMittal South Africa Ltd.	4,400	38,470
Exxaro Resources Ltd.	3,376	83,539
Gold Fields Ltd.	13,056	215,950
Harmony Gold Mining Co. Ltd.	7,536	91,901
Impala Platinum Holdings Ltd.	10,592	233,172
Kumba Iron Ore Ltd.	1,552	106,712
Northam Platinum Ltd.	4,448	19,220
Pretoria Portland Cement Co. Ltd.	30,464	110,463
Sappi Ltd.[c]	21,048	69,628

		1,485,817

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

SOUTH KOREA — 7.92%
POSCO SP ADR[a]	7,667	$703,524

		703,524
TAIWAN — 2.44%
China Steel Corp. SP GDR	11,159	216,373

		216,373
THAILAND — 4.78%
PTT Global Chemical PCL NVDR[c]	93,462	200,977
Siam Cement PCL NVDR	20,000	223,767

		424,744
TURKEY — 0.50%
Eregli Demir ve Celik Fabrikalari TAS[a]	20,008	43,931

		43,931

TOTAL COMMON STOCKS
(Cost: $9,342,151)		7,747,837

PREFERRED STOCKS — 12.55%
BRAZIL — 12.55%
Braskem SA Class A SP ADR[a]	5,561	100,209
Gerdau SA SP ADR	15,835	150,432
Vale SA Class A SP ADR	35,693	864,128

		1,114,769

TOTAL PREFERRED STOCKS
(Cost: $1,396,288)		1,114,769

SHORT-TERM INVESTMENTS — 6.46%

MONEY MARKET FUNDS — 6.46%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[d,e,f]	522,971	522,971
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[d,e,f]	40,104	40,104
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[d,e]	10,196	10,196

		573,271

TOTAL SHORT-TERM INVESTMENTS
(Cost: $573,271)		573,271

Value

TOTAL INVESTMENTS IN SECURITIES — 106.26%
(Cost: $11,311,710)	$9,435,877
Other Assets, Less Liabilities — (6.26)%	(555,783)

NET ASSETS — 100.00%	$8,880,094

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.60%

AUSTRIA — 0.87%
Erste Group Bank AG	2,489	$54,706
IMMOEAST AG Escrow[a],b	740	—
IMMOFINANZ AGa	12,407	39,937
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AGc	627	21,340
Vienna Insurance Group AG	513	22,161

		138,144
BELGIUM — 1.10%
Ageas	28,690	59,677
Groupe Bruxelles Lambert SA	1,045	75,785
KBC Groep NV	2,109	40,018

		175,480
DENMARK — 0.89%
Danske Bank A/Sa	8,512	124,402
TrygVesta A/S	323	17,557

		141,959
FINLAND — 1.03%
Pohjola Bank PLC Class A	1,843	19,675
Sampo OYJ Class A	5,472	144,265

		163,940
FRANCE — 10.55%
AXA	22,762	345,789
BNP Paribas SA	12,635	535,395
CNP Assurances SA	1,938	26,143
Credit Agricole SA	13,015	80,263
Eurazeo	399	17,388
Fonciere des Regions	361	23,879
Gecina SA	285	27,231
Icade	304	24,777
Klepierre	1,349	40,536
Natixis	12,198	37,524
SCOR SE	2,280	57,409
Societe Generale	8,626	229,959
Unibail-Rodamco SE	1,197	230,026

		1,676,319
GERMANY — 11.21%
Allianz SE Registered	5,947	654,400
Commerzbank AGa	46,740	111,907
Deutsche Bank AG Registered	12,160	515,506

Security	Shares	Value

Deutsche Boerse AGa	2,546	$149,978
Hannover Rueckversicherung AG Registered	798	42,500
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,356	307,179

		1,781,470

GREECE — 0.29%
National Bank of Greece SA SP ADR[a]	12,651	46,176

		46,176
ITALY — 5.90%
Assicurazioni Generali SpA	15,276	238,565
Banca Carige SpA	8,341	16,498
Banca Monte dei Paschi di Siena SpA	64,049	24,323
Banco Popolare SpA	23,218	35,044
Exor SpA	836	19,315
Intesa Sanpaolo SpA	131,746	251,795
Mediobanca SpA	6,669	39,233
UniCredit SpA	53,114	263,514
Unione di Banche Italiane ScpA	10,661	49,013

		937,300
NETHERLANDS — 3.95%
AEGON NVa	22,553	109,383
Corio NV	798	37,152
Delta Lloyd NV	1,349	24,705
ING Groep NV CVA[a]	50,084	456,183

		627,423
NORWAY — 1.04%
DNB ASA	12,787	135,115
Gjensidige Forsikring ASA	2,565	29,708

		164,823
PORTUGAL — 0.10%
Banco Espirito Santo SA Registered[c]	9,614	15,895

		15,895
SPAIN — 10.49%
Banco Bilbao Vizcaya Argentaria SA	59,926	523,549
Banco de Sabadell SAc	19,000	70,114
Banco Popular Espanol SAc	12,749	54,907
Banco Santander SA	110,808	863,066
Bankia SAa	11,419	51,810
Bankinter SAc	2,831	18,974
CaixaBank	9,941	49,997

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Mapfre SA	10,165	$33,799

		1,666,216
SWEDEN — 6.15%
Industrivarden AB Class C	1,558	22,102
Investor AB Class B	5,928	119,876
Kinnevik Investment AB Class B	2,698	56,382
Nordea Bank AB	34,390	287,619
Ratos AB Class B	2,508	31,620
Skandinaviska Enskilda Banken AB Class A	18,449	115,878
Svenska Handelsbanken AB Class A	6,403	191,825
Swedbank AB Class A	10,583	151,843

		977,145
SWITZERLAND — 12.73%
Baloise Holding AG Registered	627	48,136
Credit Suisse Group AG Registered[a]	14,915	387,310
GAM Holding AGa	2,603	33,259
Julius Baer Group Ltd.[a]	2,698	109,727
Pargesa Holding SA Bearer	342	24,006
Partners Group Holding AG	171	29,938
Swiss Life Holding AG Registered[a]	399	39,657
Swiss Re AGa	4,522	245,524
UBS AG Registered[a]	47,652	649,282
Zurich Financial Services AG Registered[a]	1,900	456,612

		2,023,451
UNITED KINGDOM — 33.30%
3i Group PLC	12,559	36,585
Admiral Group PLC	2,641	39,218
Aviva PLC	37,430	206,378
Barclays PLC	151,411	507,855
British Land Co. PLC	10,982	84,675
Capital Shopping Centres Group PLC	7,239	36,921
Hammerson PLC	9,253	55,063
HSBC Holdings PLC	233,605	1,952,690
ICAP PLC	7,220	38,282
Investec PLC	7,030	41,679
Land Securities Group PLC	10,108	107,589
Legal & General Group PLC	76,570	139,439
Lloyds Banking Group PLC[a]	539,144	260,514
London Stock Exchange Group PLC	1,900	26,085
Man Group PLC	24,491	44,716
Old Mutual PLC	72,295	166,564

Security	Shares	Value

Prudential PLC	33,307	$368,184
Resolution Ltd.	18,620	80,246
Royal Bank of Scotland Group PLC[a]	231,534	97,262
RSA Insurance Group PLC	45,904	76,785
Schroders PLC	1,482	33,911
SEGRO PLC	9,728	33,742
Standard Chartered PLC	31,141	753,840
Standard Life PLC	30,343	104,289

		5,292,512

TOTAL COMMON STOCKS
(Cost: $16,825,924)		15,828,253

PREFERRED STOCKS — 0.12%
ITALY — 0.12%
Intesa Sanpaolo SpA RNC	12,312	18,422

		18,422

TOTAL PREFERRED STOCKS
(Cost: $21,690)		18,422

RIGHTS — 0.12%
SPAIN — 0.12%
Banco Santander SAa	110,637	18,538

		18,538

TOTAL RIGHTS
(Cost: $16,684)		18,538

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[d,e,f]	145,110	145,110
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[d,e,f]	11,128	11,128
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[d,e]	9,113	9,113

		165,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,351)		165,351

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $17,029,649)	$16,030,564
Other Assets, Less Liabilities — (0.88)%	(139,097)

NET ASSETS — 100.00%	$15,891,467

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

HONG KONG — 27.96%
AIA Group Ltd.	29,800	$99,532
Bank of East Asia Ltd. (The)	5,600	22,856
BOC Hong Kong (Holdings) Ltd.	14,000	37,011
Cheung Kong (Holdings) Ltd.	5,000	67,316
First Pacific Co. Ltd.	8,000	9,141
Hang Lung Group Ltd.	2,000	12,702
Hang Lung Properties Ltd.	8,000	27,494
Hang Seng Bank Ltd.[a]	2,800	36,144
Henderson Land Development Co. Ltd.	3,000	16,287
Hong Kong Exchanges and Clearing Ltd.[a]	3,800	65,959
Hopewell Holdings Ltd.	2,000	5,223
Hysan Development Co. Ltd.	2,000	7,866
Kerry Properties Ltd.	2,500	9,591
Link REIT (The)	8,000	29,144
New World Development Co. Ltd.	13,000	14,250
Sino Land Co. Ltd.	8,800	14,662
Sun Hung Kai Properties Ltd.	5,000	69,250
Swire Pacific Ltd. Class A	3,000	33,368
Wharf (Holdings) Ltd. (The)	5,600	31,847
Wheelock and Co. Ltd.	3,000	9,575
Wing Hang Bank Ltd.[a]	1,000	9,221

		628,439
JAPAN — 59.07%
AEON Credit Service Co. Ltd.	300	4,592
AEON Mall Co. Ltd.	200	4,422
Aozora Bank Ltd.	2,000	5,561
Bank of Kyoto Ltd. (The)	2,000	17,233
Bank of Yokohama Ltd. (The)	4,000	18,518
Chiba Bank Ltd. (The)	2,000	12,380
Credit Saison Co. Ltd.	500	10,171
Dai-ichi Life Insurance Co. Ltd. (The)	32	33,574
Daito Trust Construction Co. Ltd.	200	18,833
Daiwa House Industry Co. Ltd.	2,000	25,259
Daiwa Securities Group Inc.	6,000	21,561
Fukuoka Financial Group Inc.	3,000	12,787
Gunma Bank Ltd. (The)	2,000	10,885
Hachijuni Bank Ltd. (The)	2,000	11,725
Hiroshima Bank Ltd. (The)	2,000	9,390
Hokuhoku Financial Group Inc.	5,000	9,967
Iyo Bank Ltd. (The)	1,000	9,600

Security	Shares	Value

Japan Prime Realty Investment Corp.	3	$7,157
Japan Real Estate Investment Corp.	2	17,495
Japan Retail Fund Investment Corp.	6	8,695
Joyo Bank Ltd. (The)	2,000	8,839
Mitsubishi Estate Co. Ltd.	4,000	63,843
Mitsubishi UFJ Financial Group Inc.	45,600	208,713
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	8,367
Mitsui Fudosan Co. Ltd.	3,000	49,298
Mizuho Financial Group Inc.	81,800	123,371
MS&AD Insurance Group Holdings Inc.	2,080	42,637
Nippon Building Fund Inc.	2	17,941
Nishi-Nippon City Bank Ltd. (The)	2,000	5,849
NKSJ Holdings Inc.	1,500	32,616
Nomura Holdings Inc.	13,000	47,567
Nomura Real Estate Holdings Inc.	300	4,654
Nomura Real Estate Office Fund Inc.	1	5,344
NTT Urban Development Corp.	4	2,927
ORIX Corp.	400	37,403
Resona Holdings Inc.	6,600	29,343
SBI Holdings Inc.	84	6,345
Seven Bank Ltd.	2,500	5,246
Shinsei Bank Ltd.	5,000	5,639
Shizuoka Bank Ltd. (The)	2,000	20,512
Sony Financial Holdings Inc.	600	9,970
Sumitomo Mitsui Financial Group Inc.	4,900	155,836
Sumitomo Mitsui Trust Holdings Inc.	10,940	34,147
Sumitomo Realty & Development Co. Ltd.	2,000	37,980
T&D Holdings Inc.	2,000	20,328
Tokio Marine Holdings Inc.	2,600	65,094
Tokyu Land Corp.	2,000	8,315

		1,327,929
SINGAPORE — 12.89%
Ascendas Real Estate Investment Trust	6,000	8,910
CapitaLand Ltd.[a]	10,000	20,942
CapitaMall Trust Management Ltd.	8,000	10,893
CapitaMalls Asia Ltd.[a]	6,000	6,330
City Developments Ltd.	2,000	15,702
DBS Group Holdings Ltd.	6,000	64,737
Global Logistic Properties Ltd.[b]	7,000	11,092
Keppel Land Ltd.	2,000	4,539
Oversea-Chinese Banking Corp. Ltd.	10,000	68,480
Singapore Exchange Ltd.	3,000	15,528
United Overseas Bank Ltd.	4,000	55,230

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

UOL Group Ltd.	2,000	$7,326

		289,709

TOTAL COMMON STOCKS (Cost: $2,403,545)		2,246,077

SHORT-TERM INVESTMENTS — 3.36%

MONEY MARKET FUNDS — 3.36%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[c,d,e]	69,222	69,222
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[c,d,e]	5,308	5,308
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[c,d]	1,075	1,075

		75,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,605)		75,605

TOTAL INVESTMENTS IN SECURITIES —103.28% (Cost: $2,479,150)		2,321,682
Other Assets, Less Liabilities — (3.28)%		(73,690)

NET ASSETS — 100.00%		$2,247,992

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.43%

AUSTRALIA — 4.17%
AGL Energy Ltd.	15,600	$241,886
Alumina Ltd.	48,683	66,224
Amcor Ltd.	35,931	268,827
AMP Ltd.	74,541	338,263
Asciano Group	25,827	129,004
ASX Ltd.	5,100	162,547
Australia and New Zealand Banking Group Ltd.	69,300	1,576,816
Bendigo and Adelaide Bank Ltd.	11,776	103,749
BGP Holdings PLC[a,b]	38,252	5
BHP Billiton Ltd.	88,350	3,519,146
Boral Ltd.	32,032	137,530
Brambles Ltd.	40,500	312,911
Caltex Australia Ltd.	5,475	74,070
Campbell Brothers Ltd.	1,875	103,618
CFS Retail Property Trust	69,975	127,538
Coca-Cola Amatil Ltd.	19,200	235,675
Cochlear Ltd.	1,950	123,098
Commonwealth Bank of Australia	41,925	2,257,197
Computershare Ltd.	12,900	104,877
Crown Ltd.	16,125	138,637
CSL Ltd.	15,225	503,695
Dexus Property Group	108,000	102,152
Echo Entertainment Group Ltd.[a]	28,144	107,975
Fairfax Media Ltd.[c]	59,630	46,895
Fortescue Metals Group Ltd.	36,000	193,208
Goodman Group	139,650	94,984
GPT Group	43,500	142,850
Harvey Norman Holdings Ltd.	24,075	52,707
Iluka Resources Ltd.	11,475	223,413
Incitec Pivot Ltd.	52,950	180,635
Insurance Australia Group Ltd.	51,150	158,187
James Hardie Industries SE	18,900	142,410
Leighton Holdings Ltd.	4,491	111,827
Lend Lease Group	11,100	86,704
Lynas Corp. Ltd.[a]	46,425	65,373
Macquarie Group Ltd.	8,550	231,706
Metcash Ltd.	17,025	73,097
Mirvac Group	93,306	122,464
National Australia Bank Ltd.	58,275	1,477,073

Security	Shares	Value

Newcrest Mining Ltd.	20,493	$734,386
OneSteel Ltd.	45,834	36,045
Orica Ltd.	10,878	286,125
Origin Energy Ltd.	33,212	485,674
OZ Minerals Ltd.	6,985	80,988
Qantas Airways Ltd.[a]	33,225	55,613
QBE Insurance Group Ltd.	27,675	337,057
QR National Ltd.	33,675	132,774
Ramsay Health Care Ltd.	5,850	118,000
Rio Tinto Ltd.	11,742	863,035
Santos Ltd.	24,685	353,109
Sims Metal Management Ltd.	3,600	57,580
Sonic Healthcare Ltd.	11,328	135,196
SP AusNet	109,731	112,535
Stockland Corp. Ltd.	61,585	219,910
Suncorp Group Ltd.	38,475	343,879
Sydney Airport	29,879	84,783
Tabcorp Holdings Ltd.	28,144	87,038
Tatts Group Ltd.	53,625	144,755
Telstra Corp. Ltd.	109,052	385,930
Toll Holdings Ltd.	16,125	85,513
Transurban Group	31,050	181,161
Wesfarmers Ltd.	26,475	852,530
Westfield Group	55,650	502,707
Westfield Retail Trust	59,625	160,317
Westpac Banking Corp.	81,829	1,839,284
Woodside Petroleum Ltd.	17,032	619,227
Woolworths Ltd.	33,075	871,380
WorleyParsons Ltd.	5,625	163,139

		24,468,643
AUSTRIA — 0.14%
Erste Group Bank AG	6,162	135,434
IMMOEAST AG Escrow[a,b]	5,270	1
IMMOFINANZ AGa	22,142	71,274
OMV AG	4,725	155,034
Raiffeisen International Bank Holding AGc	2,100	71,474
Telekom Austria AG	10,950	127,717
Verbund AG	3,076	83,633
Vienna Insurance Group AG	1,500	64,798
voestalpine AG	3,900	127,964

		837,329

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

BELGIUM — 0.43%
Ageas	64,891	$134,978
Anheuser-Busch InBev NV	20,850	1,265,199
Bekaert NVc	600	24,419
Belgacom SA	3,828	119,588
Colruyt SA	2,730	103,298
Delhaize Group SA	2,700	147,156
Groupe Bruxelles Lambert SA	2,114	153,310
KBC Groep NV	4,979	94,475
Mobistar SA	1,217	60,913
Solvay SA	1,488	146,850
UCB SA	2,952	120,142
Umicore	2,952	137,357

		2,507,685
CANADA — 5.72%
Agnico-Eagle Mines Ltd.	4,800	179,919
Agrium Inc.	4,425	356,656
Alimentation Couche-Tard Inc. Class B	4,500	136,636
ARC Resources Ltd.	7,050	170,898
Athabasca Oil Sands Corp.[a]	7,500	87,426
Bank of Montreal	17,106	994,275
Bank of Nova Scotia	28,950	1,487,554
Barrick Gold Corp.	26,925	1,327,926
Baytex Energy Corp.	2,775	159,496
BCE Inc.	5,925	241,526
Bell Aliant Inc.	2,100	58,800
Bombardier Inc. Class B	41,850	193,632
Bonavista Energy Corp.	3,150	71,113
Brookfield Asset Management Inc. Class A	14,700	446,050
Brookfield Office Properties Inc.	7,125	122,983
CAE Inc.	12,300	135,651
Cameco Corp.	9,975	231,359
Canadian Imperial Bank of Commerce	11,025	838,267
Canadian National Railway Co.	12,825	967,198
Canadian Natural Resources Ltd.	31,500	1,247,624
Canadian Oil Sands Ltd.	12,675	314,205
Canadian Pacific Railway Ltd.	4,575	326,229
Canadian Tire Corp. Ltd. Class A	2,175	139,368
Canadian Utilities Ltd. Class A	2,700	162,509
Cenovus Energy Inc.	20,025	730,632
Centerra Gold Inc.	4,500	89,071
CGI Group Inc. Class Aa	7,875	159,016

Security	Shares	Value

CI Financial Corp.	4,275	$91,950
Crescent Point Energy Corp.	6,530	298,615
Eldorado Gold Corp.	16,950	256,739
Enbridge Inc.	22,350	840,869
Encana Corp.	21,375	409,447
Enerplus Corp.	4,200	100,095
Fairfax Financial Holdings Ltd.	757	307,223
Finning International Inc.	3,975	108,566
First Quantum Minerals Ltd.	12,750	279,194
Fortis Inc.	5,550	184,788
Franco-Nevada Corp.	4,200	189,719
George Weston Ltd.	1,350	87,649
Gildan Activewear Inc.	3,825	83,224
Goldcorp Inc.	21,600	1,044,623
Great-West Lifeco Inc.	6,525	143,923
H&R Real Estate Investment Trust	2,100	48,791
Husky Energy Inc.	7,050	172,164
IAMGOLD Corp.	10,875	181,422
IGM Financial Inc.	3,750	167,523
Imperial Oil Ltd.	9,000	428,798
Industrial Alliance Insurance and Financial Services Inc.	2,175	57,452
Inmet Mining Corp.	1,725	115,247
Intact Financial Corp.	2,250	132,642
Ivanhoe Mines Ltd.[a]	7,902	127,412
Kinross Gold Corp.	28,816	325,557
Loblaw Companies Ltd.	4,800	174,223
Magna International Inc. Class A	6,075	250,911
Manulife Financial Corp.	49,355	576,305
Metro Inc. Class A	1,725	94,158
National Bank of Canada	5,025	376,906
New Gold Inc.[a]	11,625	136,090
Nexen Inc.	13,200	236,530
Niko Resources Ltd.	1,875	91,595
Onex Corp.	4,350	150,516
Open Text Corp.[a]	2,175	110,219
Osisko Mining Corp.[a]	7,050	84,078
Pacific Rubiales Energy Corp.	7,875	198,122
Pan American Silver Corp.	2,625	60,230
Pembina Pipeline Corp.	4,575	122,353
Pengrowth Energy Corp.	8,325	83,429
Penn West Petroleum Ltd.	12,000	261,455
Potash Corp. of Saskatchewan Inc.	23,334	1,093,116

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Power Corp. of Canada	9,075	$220,620
Power Financial Corp.	6,075	161,984
Precision Drilling Corp.[a]	6,375	65,412
Progress Energy Resources Corp.	5,700	60,362
Research In Motion Ltd.[a]	13,650	227,579
Ritchie Bros. Auctioneers Inc.	1,575	37,112
Rogers Communications Inc. Class B	12,225	469,934
Royal Bank of Canada	38,630	2,017,304
Saputo Inc.	5,025	204,638
Shaw Communications Inc. Class B	10,350	205,380
Shoppers Drug Mart Corp.	5,325	220,360
Silver Wheaton Corp.	10,650	379,868
Sino-Forest Corp. Class Aa,b,c	8,036	80
SNC-Lavalin Group Inc.	3,975	204,646
Sun Life Financial Inc.	15,675	314,016
Suncor Energy Inc.	43,503	1,498,323
Talisman Energy Inc.	29,325	350,315
Teck Resources Ltd. Class B	16,500	699,586
TELUS Corp. NVS	4,425	237,168
Thomson Reuters Corp.	11,780	323,499
Tim Hortons Inc.	3,225	157,126
TMX Group Inc.	2,741	117,173
Toronto-Dominion Bank (The)	23,925	1,849,872
Tourmaline Oil Corp.[a]	3,388	82,027
TransAlta Corp.	6,675	135,517
TransCanada Corp.	18,225	749,645
Valeant Pharmaceuticals International Inc.[a]	7,875	381,323
Vermilion Energy Inc.	2,100	96,325
Viterra Inc.	7,125	76,660
Yamana Gold Inc.	22,050	381,480

		33,585,221
DENMARK — 0.50%
A.P. Moeller-Maersk A/S Class B	40	294,974
Carlsberg A/S Class B	2,925	222,292
Coloplast A/S Class B	975	144,040
Danske Bank A/Sa	18,000	263,068
DSV A/S	6,375	130,325
Novo Nordisk A/S Class B	11,850	1,402,182
Novozymes A/S Class B	7,125	200,734
TDC A/S	10,200	79,565
TrygVesta A/S	900	48,921
Vestas Wind Systems A/Sa	5,400	60,949

Security	Shares	Value

William Demant Holding A/Sa	753	$62,410

		2,909,460
FINLAND — 0.41%
Elisa OYJ	5,100	107,353
Fortum OYJ	13,425	295,243
Kesko OYJ Class B	2,550	90,061
Kone OYJ Class B	4,650	253,344
Metso OYJ	3,975	173,276
Neste Oil OYJ	4,425	49,700
Nokia OYJ	98,775	493,673
Nokian Renkaat OYJ	3,525	126,019
Orion OYJ Class B	1,575	30,596
Sampo OYJ Class A	13,125	346,031
Stora Enso OYJ Class R	7,350	52,341
UPM-Kymmene OYJ	16,425	210,711
Wartsila OYJ Abp	5,175	174,507

		2,402,855
FRANCE — 4.20%
Accor SA	4,950	150,526
Aeroports de Paris	1,425	105,302
Alcatel-Lucent[a]	66,600	118,481
ALSTOM	5,100	194,543
ArcelorMittal	23,183	466,899
Arkema SA	1,500	121,310
AtoS	1,875	94,301
AXA	46,078	699,995
BNP Paribas SA	25,889	1,097,019
Bouygues SAc	6,309	196,188
Bureau Veritas SA	1,050	77,068
Cap Gemini SA	4,050	147,969
Carrefour SA	16,125	368,342
Casino Guichard-Perrachon SA	1,425	126,847
Christian Dior SA	1,200	169,967
CNP Assurances SA	4,800	64,751
Compagnie de Saint-Gobain	10,504	467,784
Compagnie Generale de Geophysique-Veritas[a]	4,575	127,683
Compagnie Generale des Etablissements Michelin Class B	5,037	344,850
Credit Agricole SA	24,605	151,737
Danone SA	15,235	941,028
Dassault Systemes SA	2,100	174,232

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Edenred SA	5,475	$133,020
Eiffage SA	975	29,936
Electricite de France	5,625	129,743
Essilor International SA	5,475	401,355
Eurazeo	723	31,507
European Aeronautic Defence and Space Co. NV	10,500	352,972
Eutelsat Communications	1,950	72,431
Fonciere des Regions	300	19,844
France Telecom SA	50,700	760,918
GDF Suez	34,276	931,031
Gecina SA	600	57,328
Groupe Eurotunnel SA	10,480	86,415
Icade	975	79,464
Iliad SA	450	54,418
Klepierre	3,301	99,192
L’Air Liquide SA	8,283	1,043,300
L’Oreal SA	6,600	702,496
Lafarge SA	5,486	223,666
Lagardere SCA	3,900	110,938
Legrand SA	4,200	144,982
LVMH Moet Hennessy Louis Vuitton SA	7,050	1,140,680
Natixis	27,323	84,053
Neopost SA	1,275	90,128
Pernod Ricard SA	5,778	555,099
PPR SA	2,250	354,327
PSA Peugeot Citroen SA	4,500	83,030
Publicis Groupe SA	3,975	200,126
Renault SA	5,400	230,198
Safran SA	5,475	170,719
Sanofi	29,925	2,212,117
Schneider Electric SA	13,350	829,752
SCOR SE	5,270	132,696
SES SA Class A FDR	7,002	165,446
Societe Generale	16,950	451,867
Societe Television Francaise 1	5,400	59,449
Sodexo	3,075	228,397
STMicroelectronics NV	19,950	132,667
Suez Environnement SA	10,351	132,600
Technip SA	2,775	260,531
Thales SA	2,775	95,011
Total SA	57,450	3,038,654
Unibail-Rodamco SE	2,775	533,268

Security	Shares	Value

Vallourec SA	2,850	$192,621
Veolia Environnement	9,975	113,446
Vinci SA	11,550	536,138
Vivendi SA	33,600	703,745
Wendel	900	67,048

		24,665,591
GERMANY — 3.56%
Adidas AG	5,325	383,946
Allianz SE Registered	12,825	1,411,246
BASF SE	25,500	1,962,121
Bayer AG Registered	22,575	1,582,203
Bayerische Motoren Werke AG	9,600	821,748
Beiersdorf AG	2,325	139,698
Brenntag AG	900	94,181
Celesio AG	2,550	49,187
Commerzbank AGa	94,698	226,731
Continental AGa	1,875	149,894
Daimler AG Registered	25,275	1,397,728
Deutsche Bank AG Registered	24,375	1,033,343
Deutsche Boerse AGa	5,552	327,053
Deutsche Lufthansa AG Registered	7,275	100,614
Deutsche Post AG Registered	21,825	362,839
Deutsche Telekom AG Registered	80,400	904,919
E.ON AG	49,500	1,059,123
Fraport AG	1,125	67,419
Fresenius Medical Care AG & Co. KGaA	5,400	385,607
Fresenius SE & Co. KGaA	2,700	274,060
GEA Group AG	6,075	195,273
Hannover Rueckversicherung AG Registered	1,650	87,877
HeidelbergCement AG	3,675	180,764
Henkel AG & Co. KGaA	3,375	175,485
Hochtief AG	1,125	72,603
Infineon Technologies AG	26,000	237,430
K+S AG	4,524	215,892
Kabel Deutschland Holding AGa	2,100	109,575
LANXESS AG	2,025	131,998
Linde AG	4,650	738,363
MAN SE	1,725	181,462
Merck KGaA	1,875	195,768
METRO AG	3,600	138,597
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,550	723,616

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

QIAGEN NVa	6,525	$106,556
RWE AG	12,159	465,405
Salzgitter AG	1,275	76,225
SAP AG	24,300	1,469,300
Siemens AG Registered	23,025	2,174,362
Suedzucker AG	1,500	44,357
ThyssenKrupp AG	10,125	287,217
Volkswagen AG	975	157,626
Wacker Chemie AGc	375	34,397

		20,933,808
GREECE — 0.05%
Coca-Cola Hellenic Bottling Co. SAa	5,700	105,954
Hellenic Telecommunications Organization SA	2,460	9,113
Hellenic Telecommunications Organization SA SP ADR	15,675	30,096
National Bank of Greece SAa	23,944	86,196
OPAP SA	5,620	57,678

		289,037
HONG KONG — 1.30%
AIA Group Ltd.	240,000	801,599
Bank of East Asia Ltd. (The)	60,480	246,849
BOC Hong Kong (Holdings) Ltd.	112,500	297,408
Cathay Pacific Airways Ltd.	75,000	148,559
Cheung Kong (Holdings) Ltd.	12,000	161,558
CLP Holdings Ltd.	37,500	307,080
Foxconn International Holdings Ltd.[a]	75,000	51,647
Hang Lung Properties Ltd.	75,000	257,754
Hang Seng Bank Ltd.[c]	22,500	290,444
Hong Kong and China Gas Co. Ltd. (The)	86,182	204,494
Hong Kong Exchanges and Clearing Ltd.[c]	37,500	650,912
Hopewell Holdings Ltd.	37,500	97,927
Hutchison Whampoa Ltd.	75,000	713,295
Kerry Properties Ltd.	37,500	143,868
Li & Fung Ltd.[c]	150,000	328,068
Link REIT (The)	75,000	273,228
MTR Corp. Ltd.	75,000	250,016
New World Development Co. Ltd.	150,000	164,421
Power Assets Holdings Ltd.	37,500	270,569
Sands China Ltd.[a]	60,000	203,108
Sino Land Co. Ltd.	150,000	249,919
SJM Holdings Ltd.	75,000	134,245

Security	Shares	Value

Sun Hung Kai Properties Ltd.	35,000	$484,751
Swire Pacific Ltd. Class A	37,500	417,097
Wharf (Holdings) Ltd. (The)	75,800	431,076
Wynn Macau Ltd.[c]	30,000	76,910

		7,656,802
IRELAND — 0.12%
CRH PLC	19,804	392,495
Elan Corp. PLC[a]	13,425	179,079
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	1
Kerry Group PLC Class A	4,275	157,169

		728,744
ISRAEL — 0.30%
Bank Hapoalim Ltd.	29,175	101,779
Bank Leumi le-Israel	31,425	102,655
Bezeq The Israel Telecommunication Corp. Ltd.	41,700	72,346
Cellcom Israel Ltd.	4,680	68,071
Delek Group Ltd. (The)	150	32,047
Israel Chemicals Ltd.	10,350	108,458
Israel Corp. Ltd. (The)	75	45,752
NICE Systems Ltd.[a]	1,050	37,921
Partner Communications Co. Ltd.	6,675	55,298
Teva Pharmaceutical Industries Ltd.	25,425	1,145,919

		1,770,246
ITALY — 1.07%
A2A SpA	61,425	58,497
Assicurazioni Generali SpA	30,763	480,425
Atlantia SpA	7,840	122,129
Autogrill SpA	4,275	46,868
Banca Carige SpA	28,805	56,976
Banca Monte dei Paschi di Siena SpA	75,225	28,567
Banco Popolare SpA	39,225	59,204
Enel Green Power SpA	36,600	72,921
Enel SpA	174,763	715,146
Eni SpA	65,345	1,445,623
Fiat Industrial SpA[a]	21,979	215,499
Fiat SpA	23,479	140,952
Finmeccanica SpA	6,611	29,770
Intesa Sanpaolo SpA	264,174	504,893
Luxottica Group SpA	3,825	126,129
Mediaset SpA	20,775	61,407
Mediobanca SpA	16,885	99,332

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Pirelli & C. SpA	9,165	$84,822
Prysmian SpA	4,875	73,261
Saipem SpA	7,575	354,796
Snam Rete Gas SpA	34,586	156,017
Telecom Italia SpA	272,851	277,704
Tenaris SA	11,925	233,688
Terna SpA	46,445	170,358
UniCredit SpA	112,326	557,283
Unione di Banche Italiane ScpA	20,898	96,076

		6,268,343
NETHERLANDS — 1.13%
AEGON NVa	42,300	205,156
Akzo Nobel NV	6,750	351,411
ASML Holding NV	11,850	509,344
Corio NV	1,725	80,310
Fugro NV CVA	1,350	88,803
Heineken Holding NV	2,025	81,871
Heineken NV	6,975	322,493
ING Groep NV CVA[a]	99,300	904,461
Koninklijke Ahold NV	36,000	477,384
Koninklijke DSM NV	4,725	242,617
Koninklijke KPN NV	42,900	470,606
Koninklijke Philips Electronics NV	28,031	566,922
Randstad Holding NV	2,850	97,262
Reed Elsevier NV	19,275	229,509
Royal Boskalis Westminster NV CVA	1,200	46,529
Royal Vopak NV	1,950	106,037
SBM Offshore NV	4,433	75,236
TNT Express NV	10,804	90,487
Unilever NV CVA	45,922	1,529,906
Wolters Kluwer NV	9,075	164,651

		6,640,995
NEW ZEALAND — 0.05%
Auckland International Airport Ltd.	47,700	96,774
Contact Energy Ltd.[a]	11,304	44,653
Fletcher Building Ltd.	11,850	63,849
Telecom Corp. of New Zealand Ltd.	47,100	81,545

		286,821
NORWAY — 0.42%
Aker Solutions ASA	4,650	57,112
DNB ASA	26,250	277,372
Norsk Hydro ASA	31,753	168,031

Security	Shares	Value

Orkla ASA	12,900	$104,709
Seadrill Ltd.	9,450	351,667
Statoil ASA	32,850	824,881
Subsea 7 SAa	7,275	147,534
Telenor ASA	18,600	303,698
Yara International ASA	5,104	205,707

		2,440,711
PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[c]	17,327	28,647
CIMPOR — Cimentos de Portugal SGPS SA	4,580	30,877
EDP Renovaveis SAa	1,800	10,368
Energias de Portugal SA	69,000	201,514
Galp Energia SGPS SA Class B	4,350	70,240
Jeronimo Martins SGPS SAa	4,425	73,942
Portugal Telecom SGPS SA Registered	20,555	102,248

		517,836
SINGAPORE — 0.81%
Ascendas Real Estate Investment Trust	75,000	111,379
CapitaLand Ltd.	75,000	157,065
CapitaMall Trust Management Ltd.	225,200	306,639
ComfortDelGro Corp. Ltd.	150,000	177,370
DBS Group Holdings Ltd.	40,000	431,580
Genting Singapore PLC[a]	225,800	293,072
Golden Agri-Resources Ltd.	225,000	131,684
Hutchison Port Holdings Trust	150,000	112,500
Keppel Corp. Ltd.	75,200	649,695
Neptune Orient Lines Ltd.[c]	150,499	155,790
Noble Group Ltd.	94,163	101,222
Oversea-Chinese Banking Corp. Ltd.	75,000	513,596
Singapore Press Holdings Ltd.[c]	40,000	118,167
Singapore Technologies Engineering Ltd.	75,000	176,175
Singapore Telecommunications Ltd.	225,000	555,401
United Overseas Bank Ltd.	32,000	441,836
Wilmar International Ltd.	75,000	319,505

		4,752,676
SPAIN — 1.44%
Abertis Infraestructuras SA	9,560	161,187
Acciona SA	825	66,267
Acerinox SAc	3,825	54,177
Actividades de Construcciones y Servicios SAc	5,025	155,109
Amadeus IT Holding SA Class A	5,775	99,033

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Banco Bilbao Vizcaya Argentaria SA	119,475	$1,043,805
Banco de Sabadell SAc	28,501	105,175
Banco Popular Espanol SAc	26,892	115,818
Banco Santander SA	227,883	1,774,945
Bankia SAa	23,550	106,850
Bankinter SAc	9,231	61,869
CaixaBank	18,214	91,605
Distribuidora Internacional de Alimentacion SAa	16,125	74,534
Enagas SA	5,325	106,651
Ferrovial SA	9,156	107,272
Gas Natural SDG SA	7,800	127,632
Grifols SAa,c	3,225	58,892
Iberdrola SA	116,547	686,851
Indra Sistemas SAc	4,500	59,290
Industria de Diseno Textil SA	5,550	484,590
International Consolidated Airlines Group SAa	32,124	89,571
Mapfre SA	33,829	112,481
Red Electrica Corporacion SA	3,300	151,908
Repsol YPF SA	21,900	602,032
Telefonica SA	110,550	1,929,057
Zardoya Otis SA	4,096	58,444

		8,485,045
SWEDEN — 1.43%
Alfa Laval AB	11,100	227,073
Assa Abloy AB Class B	8,625	233,820
Atlas Copco AB Class A	18,075	429,219
Atlas Copco AB Class B	10,425	220,154
Boliden AB	3,300	56,362
Electrolux AB Class B	7,725	141,354
Getinge AB Class B	6,226	168,693
Hennes & Mauritz AB Class B	26,850	878,124
Hexagon AB Class B	5,325	91,651
Husqvarna AB Class B	9,079	47,906
Investor AB Class B	10,425	210,815
Kinnevik Investment AB Class B	5,925	123,818
Lundin Petroleum ABa	6,150	138,365
Millicom International Cellular SA SDR	1,950	192,583
Modern Times Group MTG AB Class B	597	29,853
Nordea Bank AB	78,000	652,348
Ratos AB Class B	5,550	69,972
Sandvik AB	26,625	392,959

Security	Shares	Value

Scania AB Class B	10,200	$175,557
Securitas AB Class B	10,575	99,159
Skandinaviska Enskilda Banken AB Class A	44,476	279,355
Skanska AB Class B	13,125	228,985
SKF AB Class B	9,750	229,811
SSAB AB Class A	5,700	59,600
Svenska Cellulosa AB Class B	14,925	248,991
Svenska Handelsbanken AB Class A	13,500	404,441
Swedbank AB Class A	21,682	311,089
Swedish Match AB	8,025	279,191
Tele2 AB Class B	7,950	151,542
Telefonaktiebolaget LM Ericsson Class B	85,126	790,704
TeliaSonera AB	63,075	419,147
Volvo AB Class B	33,675	434,945

		8,417,586
SWITZERLAND — 3.92%
ABB Ltd. Registered[a]	62,100	1,297,914
Actelion Ltd. Registered[a]	3,100	118,829
Adecco SA Registered[a]	3,692	175,165
Aryzta AGa	2,025	93,587
Baloise Holding AG Registered	1,461	112,165
Barry Callebaut AG Registered[a]	75	70,628
Compagnie Financiere Richemont SA Class A Bearer	14,250	807,335
Credit Suisse Group AG Registered[a]	32,610	846,810
GAM Holding AGa	4,575	58,456
Geberit AG Registered[a]	1,143	236,281
Givaudan SA Registered[a]	229	214,034
Holcim Ltd. Registered[a]	6,833	389,725
Julius Baer Group Ltd.[a]	4,650	189,115
Kuehne & Nagel International AG Registered	1,957	246,221
Lonza Group AG Registered[a]	1,542	83,321
Nestle SA Registered	91,998	5,277,180
Novartis AG Registered	64,018	3,466,829
Pargesa Holding SA Bearer	1,151	80,793
Partners Group Holding AG	375	65,653
Roche Holding AG Genusschein	19,200	3,252,893
Schindler Holding AG Participation Certificates	1,275	148,214
Schindler Holding AG Registered	450	52,458
SGS SA Registered	150	269,465
Sonova Holding AG Registered[a]	1,350	138,068
Straumann Holding AG Registered	150	27,012

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Sulzer AG Registered	675	$84,558
Swatch Group AG (The) Bearer	750	316,279
Swatch Group AG (The) Registered	1,202	88,229
Swiss Life Holding AG Registered[a]	1,217	120,959
Swiss Re AGa	10,779	585,249
Swisscom AG Registered	600	237,038
Syngenta AG Registered[a]	2,550	771,988
Synthes Inc.[d]	1,500	255,763
Transocean Ltd.	9,225	437,776
UBS AG Registered[a]	102,227	1,392,893
Zurich Financial Services AG Registered[a]	4,125	991,328

		23,000,211
UNITED KINGDOM — 10.63%
3i Group PLC	36,453	106,191
Admiral Group PLC	4,050	60,140
Aggreko PLC	5,775	190,922
AMEC PLC	9,825	155,664
Anglo American PLC	36,604	1,515,701
Antofagasta PLC	9,375	191,289
ARM Holdings PLC	36,300	349,141
Associated British Foods PLC	8,625	156,931
AstraZeneca PLC	37,500	1,807,559
Aviva PLC	73,575	405,671
BAE Systems PLC	100,800	489,610
Balfour Beatty PLC	21,304	92,116
Barclays PLC	318,826	1,069,390
BG Group PLC	92,775	2,086,253
BHP Billiton PLC	59,325	1,987,508
BP PLC	514,050	3,819,522
British American Tobacco PLC	55,276	2,544,451
British Land Co. PLC	22,875	176,374
British Sky Broadcasting Group PLC	32,625	355,239
BT Group PLC	221,100	710,026
Bunzl PLC	7,425	100,884
Burberry Group PLC	12,675	268,424
Cairn Energy PLC[a]	41,250	183,437
Capita PLC	15,600	151,398
Capital Shopping Centres Group PLC	9,752	49,738
Carnival PLC	5,250	156,582
Centrica PLC	141,452	654,923
Cobham PLC	36,825	106,403
Compass Group PLC	52,575	488,670
Diageo PLC	70,950	1,569,717

Security	Shares	Value

Eurasian Natural Resources Corp.	9,226	$100,531
Experian PLC	27,750	376,383
Fresnillo PLC	4,954	135,715
G4S PLC	33,675	143,215
GKN PLC	42,300	139,911
GlaxoSmithKline PLC	139,650	3,107,285
Glencore International PLC[c]	22,800	147,948
Hammerson PLC	22,130	131,692
HSBC Holdings PLC	482,030	4,029,258
ICAP PLC	15,525	82,317
Imperial Tobacco Group PLC	28,651	1,026,329
Inmarsat PLC	8,325	52,602
InterContinental Hotels Group PLC	9,150	186,554
International Power PLC	41,408	219,164
Intertek Group PLC	2,475	82,488
Invensys PLC	23,175	73,947
Investec PLC	14,250	84,485
ITV PLC	60,375	71,361
J Sainsbury PLC	38,325	174,421
Johnson Matthey PLC	5,775	186,913
Kazakhmys PLC	6,900	123,694
Kingfisher PLC	69,075	278,723
Land Securities Group PLC	26,929	286,631
Legal & General Group PLC	170,700	310,857
Lloyds Banking Group PLC[a]	1,065,825	515,006
London Stock Exchange Group PLC	4,725	64,870
Lonmin PLC	5,335	86,883
Man Group PLC	57,975	105,851
Marks & Spencer Group PLC	47,100	242,898
Meggitt PLC	21,375	122,443
National Grid PLC	102,988	1,027,129
Next PLC	5,325	220,078
Old Mutual PLC	148,125	341,273
Pearson PLC	23,775	440,088
Petrofac Ltd.	4,725	108,489
Prudential PLC	69,525	768,547
Randgold Resources Ltd.	2,850	322,242
Reckitt Benckiser Group PLC	16,950	903,011
Reed Elsevier PLC	31,425	260,349
Resolution Ltd.	24,450	105,371
Rexam PLC	31,286	184,647
Rio Tinto PLC	38,700	2,323,736
Rolls-Royce Holdings PLC[a]	51,013	592,086

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Royal Bank of Scotland Group PLC[a]	428,775	$180,119
Royal Dutch Shell PLC Class A	97,607	3,451,016
Royal Dutch Shell PLC Class B	73,500	2,677,554
RSA Insurance Group PLC	67,575	113,035
SABMiller PLC	25,350	963,287
Sage Group PLC (The)	34,200	158,184
Schroders PLC	4,800	109,832
SEGRO PLC	12,525	43,444
Serco Group PLC	15,750	126,260
Severn Trent PLC	6,150	148,001
Shire PLC	14,400	478,566
Smith & Nephew PLC	25,950	251,845
Smiths Group PLC	8,775	132,935
SSE PLC	24,150	466,084
Standard Chartered PLC	62,025	1,501,458
Standard Life PLC	57,075	196,166
Tate & Lyle PLC	12,825	133,979
Tesco PLC	224,175	1,130,616
TUI Travel PLC	19,575	59,093
Tullow Oil PLC	24,000	526,438
Unilever PLC	36,675	1,184,123
United Utilities Group PLC	17,703	168,176
Vedanta Resources PLC	3,225	60,816
Vodafone Group PLC	1,398,900	3,770,471
Weir Group PLC (The)	4,350	134,201
Whitbread PLC	5,550	143,985
Wm Morrison Supermarkets PLC	54,300	245,068
Wolseley PLC	8,325	288,626
WPP PLC	31,950	375,872
Xstrata PLC	54,752	928,384

		62,434,929
UNITED STATES — 57.54%
3M Co.	17,700	1,534,767
Abbott Laboratories	41,400	2,241,810
Abercrombie & Fitch Co. Class A	2,550	117,147
Accenture PLC Class A	16,950	971,913
ACE Ltd.	9,075	631,620
Activision Blizzard Inc.	15,225	187,877
Adobe Systems Inc.[a]	13,800	427,110
Advance Auto Parts Inc.	2,100	160,944
Advanced Micro Devices Inc.[a]	13,050	87,566
AES Corp. (The)[a]	19,200	244,992
Aetna Inc.	10,575	462,127

Security	Shares	Value

Aflac Inc.	12,525	$604,081
AGCO Corp.[a]	2,175	110,773
Agilent Technologies Inc.[a]	9,900	420,453
Air Products and Chemicals Inc.	6,075	534,782
Airgas Inc.	2,175	171,673
Akamai Technologies Inc.[a]	4,500	145,125
Alcoa Inc.	30,075	305,562
Alexion Pharmaceuticals Inc.[a]	4,950	379,962
Allegheny Technologies Inc.	2,925	132,766
Allergan Inc.	8,175	718,664
Alliance Data Systems Corp.[a,c]	1,425	157,890
Alliant Energy Corp.	3,525	149,425
Allstate Corp. (The)	14,925	430,586
Alpha Natural Resources Inc.[a]	5,925	119,211
Altera Corp.	9,075	361,094
Altria Group Inc.	58,425	1,659,270
Amazon.com Inc.[a]	9,975	1,939,539
Ameren Corp.	6,600	208,824
American Electric Power Co. Inc.	11,850	468,786
American Express Co.	30,150	1,511,721
American International Group Inc.[a]	12,600	316,386
American Tower Corp.	11,325	719,251
American Water Works Co. Inc.	3,375	113,839
Ameriprise Financial Inc.	6,825	365,479
AmerisourceBergen Corp.	8,175	318,580
AMETEK Inc.	3,150	148,050
Amgen Inc.	21,675	1,471,949
Amphenol Corp. Class A	4,500	244,935
Anadarko Petroleum Corp.	13,725	1,107,882
Analog Devices Inc.	8,475	331,627
Annaly Capital Management Inc.	24,000	404,160
Aon Corp.	7,500	363,225
Apache Corp.	10,650	1,053,072
Apollo Group Inc. Class Aa	3,525	184,745
Apple Inc.[a]	25,350	11,571,768
Applied Materials Inc.	35,925	441,159
Arch Capital Group Ltd.[a]	2,100	75,705
Arch Coal Inc.	5,325	76,840
Archer-Daniels-Midland Co.	16,950	485,278
Arrow Electronics Inc.[a,c]	3,375	139,354
Assurant Inc.	2,259	89,456
AT&T Inc.	161,400	4,746,774
Autodesk Inc.[a]	6,525	234,900

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Autoliv Inc.	1,808	$114,067
Automatic Data Processing Inc.	13,725	751,855
AutoZone Inc.[a]	825	287,001
Avago Technologies Ltd.	7,500	254,550
AvalonBay Communities Inc.[c]	2,477	336,897
Avery Dennison Corp.	2,850	77,378
Avnet Inc.[a]	4,275	149,069
Avon Products Inc.	12,300	218,571
Axis Capital Holdings Ltd.	1,875	57,713
Baker Hughes Inc.	12,151	596,979
Ball Corp.	2,700	106,002
Bank of America Corp.	272,850	1,945,420
Bank of New York Mellon Corp. (The)	34,425	692,975
Baxter International Inc.	15,675	869,649
BB&T Corp.	18,525	503,695
Beam Inc.	4,050	211,856
Becton, Dickinson and Co.	4,950	388,129
Bed Bath & Beyond Inc.[a]	7,125	432,487
Berkshire Hathaway Inc. Class Ba	24,075	1,886,758
Best Buy Co. Inc.	8,925	213,754
Biogen Idec Inc.[a]	6,375	751,740
BlackRock Inc.[e]	2,400	436,800
BMC Software Inc.[a]	5,100	184,824
Boeing Co. (The)	19,350	1,435,383
BorgWarner Inc.[a]	2,850	212,696
Boston Properties Inc.	4,275	444,814
Boston Scientific Corp.[a]	40,212	239,664
Bristol-Myers Squibb Co.	47,416	1,528,692
Broadcom Corp. Class Aa	12,381	425,164
Brown-Forman Corp. Class B NVS	2,475	200,995
Bunge Ltd.	3,750	214,763
C.H. Robinson Worldwide Inc.	4,275	294,291
C.R. Bard Inc.	2,625	242,865
CA Inc.	11,250	290,025
Cablevision NY Group Class A	5,956	86,660
Cabot Oil & Gas Corp.	6,000	191,400
Calpine Corp.[a]	10,350	151,110
Cameron International Corp.[a]	6,300	335,160
Campbell Soup Co.	5,700	180,690
Capital One Financial Corp.	13,125	600,469
Cardinal Health Inc.	10,125	435,679
CareFusion Corp.[a,c]	5,182	124,109
CarMax Inc.[a]	6,450	196,274

Security	Shares	Value

Carnival Corp.	11,925	$360,135
Caterpillar Inc.	17,100	1,865,952
CBRE Group Inc. Class Aa	7,275	140,408
CBS Corp. Class B NVS	17,625	501,960
Celanese Corp. Series A	3,975	193,622
Celgene Corp.[a]	12,750	926,925
CenterPoint Energy Inc.	8,925	164,845
CenturyLink Inc.	15,512	574,409
Cerner Corp.[a,c]	3,300	200,937
CF Industries Holdings Inc.	1,875	332,587
Charles Schwab Corp. (The)	30,150	351,247
Chesapeake Energy Corp.	17,625	372,416
Chevron Corp.	54,525	5,620,437
Chipotle Mexican Grill Inc.[a]	900	330,561
Chubb Corp. (The)	8,250	556,132
Church & Dwight Co. Inc.	3,156	143,188
Cigna Corp.	7,950	356,398
Cimarex Energy Co.	2,550	148,869
Cincinnati Financial Corp.	3,750	122,550
Cintas Corp.	4,200	155,610
Cisco Systems Inc.	148,725	2,919,472
CIT Group Inc.[a]	4,104	156,527
Citigroup Inc.	78,525	2,412,288
Citrix Systems Inc.[a,c]	5,175	337,462
Cliffs Natural Resources Inc.	3,825	276,356
Clorox Co. (The)	3,975	272,923
CME Group Inc.	1,726	413,394
Coach Inc.	8,100	567,405
Coca-Cola Co. (The)	55,875	3,773,239
Coca-Cola Enterprises Inc.	7,950	212,981
Cognizant Technology Solutions Corp. Class Aa	8,250	591,937
Colgate-Palmolive Co.	12,975	1,177,092
Comcast Corp. Class A	55,725	1,481,728
Comcast Corp. Class A Special	18,376	468,404
Comerica Inc.	5,625	155,644
Computer Sciences Corp.	4,650	120,110
ConAgra Foods Inc.	12,825	342,043
Concho Resources Inc.[a]	2,775	295,981
ConocoPhillips	35,625	2,429,981
CONSOL Energy Inc.	5,700	203,718
Consolidated Edison Inc.	7,350	433,356
Constellation Brands Inc. Class Aa	6,525	136,373

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Constellation Energy Group Inc.	5,025	$183,061
Continental Resources Inc.[a,c]	1,425	114,969
Cooper Industries PLC	3,997	236,303
Corning Inc.	43,050	554,053
Costco Wholesale Corp.	11,325	931,708
Covance Inc.[a,c]	2,025	88,715
Coventry Health Care Inc.[a]	4,350	130,805
Covidien PLC	13,650	702,975
Cree Inc.[a,c]	3,225	82,012
Crown Castle International Corp.[a]	7,500	363,600
Crown Holdings Inc.[a]	2,700	97,389
CSX Corp.	30,300	683,265
Cummins Inc.	5,250	546,000
CVS Caremark Corp.	37,052	1,546,921
D.R. Horton Inc.	7,800	108,576
Danaher Corp.	14,100	740,391
Darden Restaurants Inc.	4,050	185,774
DaVita Inc.[a]	2,775	227,023
Deere & Co.	11,475	988,571
Dell Inc.[a]	45,155	778,021
Delta Air Lines Inc.[a]	5,580	58,869
Denbury Resources Inc.[a]	9,675	182,471
DENTSPLY International Inc.	4,575	172,661
Devon Energy Corp.	11,100	708,291
DeVry Inc.	1,575	59,472
Diamond Offshore Drilling Inc.	2,100	130,830
Digital Realty Trust Inc.[c]	2,700	191,322
DIRECTV Class Aa	20,782	935,398
Discover Financial Services	15,450	419,931
Discovery Communications Inc. Series Aa	4,352	186,614
Discovery Communications Inc. Series Ca	4,052	157,420
DISH Network Corp. Class A	6,001	167,548
Dolby Laboratories Inc. Class Aa	1,074	39,061
Dollar Tree Inc.[a,c]	2,792	236,790
Dominion Resources Inc.	16,425	821,907
Dover Corp.	5,325	337,658
Dow Chemical Co. (The)	31,575	1,058,078
Dr Pepper Snapple Group Inc.	6,601	256,251
DTE Energy Co.	5,475	291,325
Duke Energy Corp.	36,225	771,955
Duke Realty Corp.	8,775	117,497
Dun & Bradstreet Corp. (The)	1,650	136,637
E.I. du Pont de Nemours and Co.	25,725	1,309,145

Security	Shares	Value

Eastman Chemical Co.	4,425	$222,666
Eaton Corp.	8,700	426,561
Eaton Vance Corp.	2,325	59,729
eBay Inc.[a]	30,900	976,440
Ecolab Inc.	8,250	498,630
Edison International	8,700	357,048
Edwards Lifesciences Corp.[a]	3,300	272,811
El Paso Corp.	21,225	570,316
Electronic Arts Inc.[a]	8,850	164,345
Eli Lilly and Co.	28,050	1,114,707
EMC Corp.[a]	56,625	1,458,660
Emerson Electric Co.	20,700	1,063,566
Energen Corp.	1,725	83,093
Energizer Holdings Inc.[a,c]	1,500	115,680
Entergy Corp.	4,275	296,599
EOG Resources Inc.	7,425	788,089
EQT Corp.	4,050	204,606
Equifax Inc.	3,975	154,906
Equity Residential	8,100	482,355
Estee Lauder Companies Inc. (The) Class A	6,750	391,027
Everest Re Group Ltd.	1,950	166,530
Exelon Corp.	18,225	724,990
Expedia Inc.	2,182	70,631
Expeditors International of Washington Inc.	5,850	261,202
Express Scripts Inc.[a,c]	12,837	656,741
Exxon Mobil Corp.	132,382	11,085,669
F5 Networks Inc.[a]	2,250	269,415
Family Dollar Stores Inc.	3,450	192,510
Fastenal Co.[c]	7,950	371,106
Federal Realty Investment Trust	1,661	156,898
FedEx Corp.	7,800	713,622
Fidelity National Financial Inc. Class A	6,020	109,504
Fidelity National Information Services Inc.	7,211	205,946
Fifth Third Bancorp	23,625	307,361
First Solar Inc.[a,c]	1,359	57,459
FirstEnergy Corp.	10,977	463,449
Fiserv Inc.[a]	3,900	245,271
Flextronics International Ltd.[a,c]	21,375	146,846
FLIR Systems Inc.	3,300	84,975
Flowserve Corp.	1,425	156,992
Fluor Corp.	4,800	269,952
FMC Corp.	1,802	167,009
FMC Technologies Inc.[a,c]	6,900	352,659

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Ford Motor Co.	93,900	$1,166,238
Forest Laboratories Inc.[a]	7,875	250,267
Fossil Inc.[a]	1,500	142,575
Franklin Resources Inc.	4,350	461,535
Freeport-McMoRan Copper & Gold Inc.	25,350	1,171,423
Frontier Communications Corp.[c]	21,525	92,127
GameStop Corp. Class Aa,c	4,052	94,655
Gap Inc. (The)	10,950	207,831
Garmin Ltd.	3,450	143,865
General Dynamics Corp.	8,505	588,206
General Electric Co.	289,205	5,411,026
General Growth Properties Inc.	11,700	184,626
General Mills Inc.	17,625	702,004
General Motors Co.[a]	19,800	475,596
Genuine Parts Co.	4,650	296,577
Genworth Financial Inc. Class Aa	12,300	94,833
Gilead Sciences Inc.[a]	21,225	1,036,629
Goldman Sachs Group Inc. (The)	12,825	1,429,603
Goodrich Corp.	3,225	402,319
Goodyear Tire & Rubber Co. (The)[a]	7,500	97,500
Google Inc. Class Aa	6,975	4,046,267
Green Mountain Coffee Roasters Inc.[a]	3,525	188,024
H&R Block Inc.	8,700	142,332
H.J. Heinz Co.	8,550	443,317
Halliburton Co.	25,125	924,097
Harley-Davidson Inc.	6,750	298,282
Harris Corp.	3,300	135,300
Hartford Financial Services Group Inc. (The)	10,875	190,530
Hasbro Inc.	3,825	133,531
HCA Holdings Inc.[a]	4,425	108,147
HCP Inc.	10,350	435,010
Health Care REIT Inc.[c]	4,500	257,445
Helmerich & Payne Inc.	3,150	194,387
Henry Schein Inc.[a,c]	1,350	95,702
Herbalife Ltd.	3,225	186,663
Hershey Co. (The)	3,975	242,793
Hertz Global Holdings Inc.[a,c]	7,425	100,980
Hess Corp.	8,475	477,142
Hewlett-Packard Co.	56,403	1,578,156
HollyFrontier Corp.	5,700	167,238
Hologic Inc.[a]	6,825	139,162
Home Depot Inc. (The)	42,900	1,904,331

Security	Shares	Value

Honeywell International Inc.	20,325	$1,179,663
Hormel Foods Corp.	1,875	53,963
Hospira Inc.[a]	4,425	152,486
Host Hotels & Resorts Inc.	18,450	302,949
Hudson City Bancorp Inc.	14,550	97,922
Humana Inc.	3,900	347,178
IHS Inc. Class Aa	1,275	114,087
Illinois Tool Works Inc.	12,525	664,201
Illumina Inc.[a,c]	3,225	166,926
Ingersoll-Rand PLC[c]	9,226	322,356
Integrys Energy Group Inc.	3,075	159,623
Intel Corp.	143,328	3,786,726
IntercontinentalExchange Inc.[a]	2,025	231,822
International Business Machines Corp.	32,550	6,269,130
International Flavors & Fragrances Inc.	2,925	163,244
International Game Technology	8,925	142,175
International Paper Co.	12,011	374,023
Interpublic Group of Companies Inc. (The)	14,025	144,878
Intuit Inc.	8,175	461,397
Intuitive Surgical Inc.[a]	1,125	517,399
Invesco Ltd.	13,502	304,740
Iron Mountain Inc.	4,725	145,625
J.B. Hunt Transport Services Inc.	1,650	84,266
J.C. Penney Co. Inc.	4,650	193,208
J.M. Smucker Co. (The)	2,876	226,571
J.P. Morgan Chase & Co.	107,175	3,997,627
Jacobs Engineering Group Inc.[a,c]	3,300	147,708
Johnson & Johnson	74,550	4,913,590
Johnson Controls Inc.	17,175	545,650
Joy Global Inc.	2,928	265,540
Juniper Networks Inc.[a,c]	14,550	304,531
Kansas City Southern Industries Inc.[a]	3,000	205,920
KBR Inc.	3,900	125,346
Kellogg Co.	6,675	330,546
KeyCorp	26,411	205,213
Kimberly-Clark Corp.	9,975	713,811
Kimco Realty Corp.[c]	13,504	246,448
Kinder Morgan Inc.[c]	1,425	46,270
Kinder Morgan Management LLC[a,c]	1,762	135,571
KLA-Tencor Corp.	4,800	245,424
Kohl’s Corp.	7,650	351,823
Kraft Foods Inc. Class A	46,350	1,775,205
Kroger Co. (The)	16,500	392,040

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

L-3 Communications Holdings Inc.	3,225	$228,137
Laboratory Corp. of America Holdings[a]	3,000	274,170
Lam Research Corp.[a]	3,600	153,324
Las Vegas Sands Corp.[a]	9,825	482,506
Legg Mason Inc.	4,800	122,256
Leggett & Platt Inc.	4,425	94,961
Leucadia National Corp.	6,900	191,544
Level 3 Communications Inc.[a]	3,675	68,171
Liberty Global Inc. Series Aa	4,200	192,696
Liberty Global Inc. Series Ca,c	3,450	152,352
Liberty Interactive Corp. Series Aa	15,975	273,492
Liberty Media Corp. Series Aa	2,550	210,146
Liberty Property Trust	2,475	82,393
Life Technologies Corp.[a]	4,729	229,025
Limited Brands Inc.	7,425	310,810
Lincoln National Corp.	8,934	192,438
Linear Technology Corp.	6,075	202,419
Lockheed Martin Corp.	7,125	586,530
Loews Corp.	8,700	324,597
Lorillard Inc.	3,600	386,604
Lowe’s Companies Inc.	34,875	935,696
LSI Corp.[a]	16,350	123,770
Lululemon Athletica Inc.[a,c]	2,925	184,655
LyondellBasell Industries NV Class A	7,050	303,855
M&T Bank Corp.	2,775	221,279
Macerich Co. (The)	3,554	192,982
Macy’s Inc.	12,075	406,807
Manpower Inc.	2,400	96,264
Marathon Oil Corp.	20,025	628,585
Marathon Petroleum Corp.	9,772	373,486
Marriott International Inc. Class A	8,400	289,380
Marsh & McLennan Companies Inc.	15,375	485,696
Martin Marietta Materials Inc.	1,125	92,824
Marvell Technology Group Ltd.[a]	14,325	222,467
Masco Corp.	10,200	123,114
MasterCard Inc. Class A	2,925	1,040,042
Mattel Inc.	10,125	313,875
Maxim Integrated Products Inc.	7,725	207,339
McCormick & Co. Inc. NVS	3,986	201,452
McDonald’s Corp.	28,427	2,815,694
McGraw-Hill Companies Inc. (The)	8,625	396,750
McKesson Corp.	6,975	569,997
MDU Resources Group Inc.	3,975	84,986

Security	Shares	Value

Mead Johnson Nutrition Co. Class A	6,171	$457,209
MeadWestvaco Corp.	4,950	145,728
Medco Health Solutions Inc.[a]	10,575	655,861
Medtronic Inc.	29,100	1,122,387
Merck & Co. Inc.	84,313	3,225,815
MetLife Inc.	27,750	980,407
MetroPCS Communications Inc.[a]	6,675	59,007
MGM Resorts International[a,c]	8,025	104,726
Microchip Technology Inc.	5,175	191,009
Micron Technology Inc.[a,c]	24,075	182,729
Microsoft Corp.	204,600	6,041,838
Mohawk Industries Inc.[a]	1,725	105,501
Molson Coors Brewing Co. Class B NVS	3,525	151,187
Monsanto Co.	14,175	1,163,059
Monster Beverage Corp.[a]	2,250	235,148
Moody’s Corp.	6,450	240,134
Morgan Stanley	37,350	696,577
Mosaic Co. (The)	7,950	444,961
Motorola Mobility Holdings Inc.[a]	7,668	296,215
Motorola Solutions Inc.	8,780	407,480
Murphy Oil Corp.	5,025	299,490
Mylan Inc.[a]	9,825	203,869
Nabors Industries Ltd.[a]	7,575	141,047
NASDAQ OMX Group Inc. (The)[a]	4,275	105,935
National Oilwell Varco Inc.	11,701	865,640
NetApp Inc.[a]	10,275	387,778
Netflix Inc.[a]	1,350	162,270
New York Community Bancorp Inc.	11,775	149,425
Newell Rubbermaid Inc.	7,275	134,369
Newfield Exploration Co.[a]	3,600	136,116
Newmont Mining Corp.	12,975	797,703
News Corp. Class A NVS	49,050	923,611
News Corp. Class B	12,525	243,862
NextEra Energy Inc.	10,800	646,380
Nielsen Holdings NVa	2,475	71,726
NII Holdings Inc.[a]	5,250	105,578
Nike Inc. Class B	9,825	1,021,702
NiSource Inc.	7,875	178,999
Noble Corp.[a]	7,350	256,074
Noble Energy Inc.	4,725	475,666
Nordstrom Inc.	3,975	196,286
Norfolk Southern Corp.	9,600	693,120
Northeast Utilities	2,925	101,644

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Northern Trust Corp.	6,450	$265,804
Northrop Grumman Corp.	7,875	457,144
NRG Energy Inc.[a]	5,700	96,216
NSTAR	2,025	90,983
Nuance Communications Inc.[a]	5,925	168,981
Nucor Corp.	8,250	367,042
NVIDIA Corp.[a,c]	16,425	242,597
NYSE Euronext Inc.	8,100	215,136
O’Reilly Automotive Inc.[a]	3,077	250,806
Occidental Petroleum Corp.	22,050	2,199,928
Omnicare Inc.	3,150	103,415
Omnicom Group Inc.	8,100	369,441
ONEOK Inc.	3,241	269,522
Oracle Corp.	109,650	3,092,130
Owens-Illinois Inc.[a]	4,950	119,048
PACCAR Inc.	9,450	417,690
Pall Corp.	3,525	210,372
Parker Hannifin Corp.	4,425	357,009
PartnerRe Ltd.[c]	1,654	108,205
Patterson Companies Inc.	3,525	113,540
Paychex Inc.	9,600	302,400
Peabody Energy Corp.	7,650	260,788
Pentair Inc.	3,375	124,268
People’s United Financial Inc.	10,950	135,014
Pepco Holdings Inc.	8,325	163,670
PepsiCo Inc.	42,450	2,787,691
Perrigo Co.	2,475	236,610
PetSmart Inc.	3,525	187,601
Pfizer Inc.	213,158	4,561,581
PG&E Corp.	10,125	411,682
Philip Morris International Inc.	48,375	3,616,999
Pinnacle West Capital Corp.	3,450	163,047
Pioneer Natural Resources Co.	3,075	305,347
Pitney Bowes Inc.	3,900	73,983
Plains Exploration & Production Co.[a]	3,300	124,476
Plum Creek Timber Co. Inc.[c]	5,625	218,138
PNC Financial Services Group Inc. (The)[e]	14,025	826,353
PPG Industries Inc.	4,575	409,828
PPL Corp.	13,950	387,670
Praxair Inc.	8,475	900,045
Precision Castparts Corp.	4,050	662,904
Priceline.com Inc.[a,c]	1,350	714,798
Principal Financial Group Inc.	9,075	247,838

Security	Shares	Value

Procter & Gamble Co. (The)	75,225	$4,742,184
Progress Energy Inc.	8,400	456,372
Progressive Corp. (The)	18,150	368,082
Prologis Inc.	12,075	382,898
Prudential Financial Inc.	13,125	751,275
Public Service Enterprise Group Inc.	14,400	436,896
Public Storage	5,100	708,186
QEP Resources Inc.	4,800	137,472
QUALCOMM Inc.	45,225	2,660,134
Quanta Services Inc.[a]	4,350	93,960
Quest Diagnostics Inc.	4,500	261,360
R.R. Donnelley & Sons Co.	5,625	63,900
Ralcorp Holdings Inc.[a]	1,125	98,381
Ralph Lauren Corp.	1,800	273,600
Range Resources Corp.	4,350	250,212
Rayonier Inc.[c]	2,700	123,471
Raytheon Co.	10,275	493,097
Red Hat Inc.[a]	4,725	219,098
Regency Centers Corp.	2,175	89,871
Regions Financial Corp.	34,650	180,873
RenaissanceRe Holdings Ltd.	2,025	148,048
Republic Services Inc.	8,550	250,344
Reynolds American Inc.	9,000	353,070
Robert Half International Inc.	4,425	122,528
Rock-Tenn Co. Class A	1,875	115,988
Rockwell Automation Inc.	4,050	315,373
Rockwell Collins Inc.	4,650	269,188
Roper Industries Inc.	1,658	154,841
Ross Stores Inc.	7,050	358,281
Rowan Companies Inc.[a]	4,050	137,741
Royal Caribbean Cruises Ltd.	4,200	114,156
Safeway Inc.	10,425	229,142
SAIC Inc.[a,c]	4,187	53,845
Salesforce.com Inc.[a,c]	3,600	420,480
SanDisk Corp.[a]	6,000	275,280
Sara Lee Corp.	17,625	337,519
SBA Communications Corp. Class Aa	3,825	174,879
SCANA Corp.	2,475	110,954
Schlumberger Ltd.	36,778	2,764,602
Scripps Networks Interactive Inc. Class A	2,025	87,804
Seagate Technology PLC	12,000	253,680
Sealed Air Corp.	5,850	116,591
Sears Holdings Corp.[a,c]	1,143	48,177

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

SEI Investments Co.	4,725	$86,798
Sempra Energy	6,825	388,342
Sherwin-Williams Co. (The)	2,925	285,275
Sigma-Aldrich Corp.	3,375	229,635
Simon Property Group Inc.	8,723	1,185,107
Sirius XM Radio Inc.[a,c]	102,600	214,434
SLM Corp.	15,375	229,856
Southern Co. (The)	22,650	1,031,934
Southwest Airlines Co.	4,500	43,110
Southwestern Energy Co.[a]	9,753	303,708
Spectra Energy Corp.	17,700	557,373
Sprint Nextel Corp.[a]	83,625	177,285
SPX Corp.	1,500	104,445
St. Jude Medical Inc.	9,375	391,031
Stanley Black & Decker Inc.	4,603	323,039
Staples Inc.	20,400	298,452
Starbucks Corp.	19,950	956,203
Starwood Hotels & Resorts Worldwide Inc.	5,700	309,168
State Street Corp.	14,025	549,499
Stericycle Inc.[a]	2,175	182,744
Stryker Corp.	7,875	436,511
Sunoco Inc.	3,375	129,465
SunTrust Banks Inc.	13,950	286,951
Symantec Corp.[a]	21,000	360,990
Synopsys Inc.[a]	4,500	131,310
Sysco Corp.	16,275	490,040
T. Rowe Price Group Inc.	7,875	455,490
Target Corp.	17,703	899,489
TD Ameritrade Holding Corp.	7,650	123,242
TE Connectivity Ltd.	12,150	414,315
Teradata Corp.[a]	4,800	257,088
Texas Instruments Inc.	31,725	1,027,255
Textron Inc.	7,650	194,922
Thermo Fisher Scientific Inc.[a]	10,800	571,320
Tiffany & Co.	3,300	210,540
Time Warner Cable Inc.	9,153	674,759
Time Warner Inc.	28,951	1,072,924
TJX Companies Inc. (The)	10,800	735,912
Toll Brothers Inc.[a]	3,913	85,343
Torchmark Corp.	3,265	149,113
Total System Services Inc.	5,700	122,208
Travelers Companies Inc. (The)	11,925	695,227
TRW Automotive Holdings Corp.[a]	2,256	84,645

Security	Shares	Value

Tyco International Ltd.	13,350	$680,182
Tyson Foods Inc. Class A	9,825	183,138
U.S. Bancorp	53,175	1,500,598
Ultra Petroleum Corp.[a]	4,503	108,207
Union Pacific Corp.	13,350	1,526,038
United Continental Holdings Inc.[a]	3,225	74,498
United Parcel Service Inc. Class B	19,125	1,446,806
United States Steel Corp.	3,825	115,477
United Technologies Corp.	23,775	1,862,771
UnitedHealth Group Inc.	29,721	1,539,251
Unum Group	9,750	222,593
Urban Outfitters Inc.[a]	2,400	63,600
URS Corp.[a]	1,811	74,523
Valero Energy Corp.	15,750	377,842
Varian Medical Systems Inc.[a,c]	3,450	227,252
Ventas Inc.[c]	7,425	432,952
VeriSign Inc.	5,100	189,006
Verizon Communications Inc.	76,950	2,897,937
Vertex Pharmaceuticals Inc.[a]	5,250	193,988
VF Corp.	2,400	315,576
Viacom Inc. Class B NVS	14,475	680,904
Virgin Media Inc.	8,550	203,832
Visa Inc. Class A	13,800	1,388,832
VMware Inc. Class Aa	1,950	177,977
Vornado Realty Trust	4,214	340,828
Vulcan Materials Co.	3,075	134,870
W.R. Berkley Corp.	2,567	87,971
W.W. Grainger Inc.	1,800	343,332
Wal-Mart Stores Inc.	51,675	3,170,778
Walgreen Co.	25,650	855,684
Walt Disney Co. (The)	48,375	1,881,787
Walter Energy Inc.	1,725	119,249
Warner Chilcott PLC Class Aa	2,391	40,336
Washington Post Co. (The) Class B	150	56,807
Waste Management Inc.	13,275	461,439
Waters Corp.[a]	2,850	246,724
Watson Pharmaceuticals Inc.[a]	3,075	180,287
Weatherford International Ltd.[a]	19,575	327,685
WellPoint Inc.	10,125	651,240
Wells Fargo & Co.	136,894	3,998,674
Western Digital Corp.[a]	6,375	231,731
Western Union Co.	17,775	339,502
Weyerhaeuser Co.	16,662	333,573

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2012

Security	Shares	Value

Whirlpool Corp.	2,100	$114,072
Whiting Petroleum Corp.[a]	3,225	161,540
Whole Foods Market Inc.	4,050	299,821
Williams Companies Inc. (The)	16,500	475,530
Willis Group Holdings PLC	5,175	201,152
Windstream Corp.	13,125	158,419
Wisconsin Energy Corp.	6,150	209,100
Wynn Resorts Ltd.	2,400	276,552
Xcel Energy Inc.	13,725	365,085
Xerox Corp.	38,852	301,103
Xilinx Inc.	7,575	271,564
XL Group PLC	9,375	190,031
Xylem Inc.	4,500	116,595
Yahoo! Inc.[a]	34,125	527,914
Yum! Brands Inc.	12,450	788,458
Zimmer Holdings Inc.[a]	4,950	300,712

		337,984,903

TOTAL COMMON STOCKS
(Cost: $612,047,303)		583,985,477

PREFERRED STOCKS — 0.28%

GERMANY — 0.25%
Bayerische Motoren Werke AG	900	51,285
Henkel AG & Co. KGaA	4,800	296,264
Porsche Automobil Holding SE	4,293	263,398
ProSiebenSat.1 Media AG	3,075	72,214
RWE AG NVS	1,275	45,465
Volkswagen AG	4,137	732,993

		1,461,619

ITALY — 0.03%
Intesa Sanpaolo SpA RNC	26,100	39,052
Telecom Italia SpA RNC	175,350	146,792

		185,844

TOTAL PREFERRED STOCKS
(Cost: $1,734,067)		1,647,463

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	227,883	38,184

		38,184

TOTAL RIGHTS (Cost: $34,365)		38,184

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[e,f,g]	6,443,131	$6,443,131
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[e,f,g]	494,084	494,084
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[e,f]	495,910	495,910

		7,433,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,433,125)		7,433,125

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $621,248,860)		593,104,249
Other Assets, Less Liabilities — (0.98)%		(5,781,288)

NET ASSETS — 100.00%		$587,322,961

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$39,156,883	$2,346,231,374	$930,064,042
Affiliated (Note 2)	1,572,143	65,177,472	17,202,886

Total cost of investments	$40,729,026	$2,411,408,846	$947,266,928

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$33,335,808	$2,403,012,731	$885,362,053
Affiliated (Note 2)	1,572,143	65,325,504	17,202,886

Total fair value of investments	34,907,951	2,468,338,235	902,564,939
Foreign currencies, at value[b]	110,809	3,001,817	864,672
Receivables:
Investment securities sold	254	35,816	10,058,080
Dividends and interest	68,400	2,761,264	1,508,276
Capital shares sold	—	—	3,151,979

Total Assets	35,087,414	2,474,137,132	918,147,946

LIABILITIES
Payables:
Investment securities purchased	79,358	34,855	5,237,123
Collateral for securities on loan (Note 5)	1,567,253	59,092,640	17,046,599
Capital shares redeemed	—	—	4,694,479
Securities related to in-kind transactions (Note 4)	—	—	77,629
Investment advisory fees (Note 2)	13,511	678,219	252,352

Total Liabilities	1,660,122	59,805,714	27,308,182

NET ASSETS	$33,427,292	$2,414,331,418	$890,839,764

Net assets consist of:
Paid-in capital	$41,882,178	$2,374,570,849	$956,613,648
Undistributed (distributions in excess of) net investment income	(227,383)	842,594	(377,032)
Accumulated net realized loss	(2,408,396)	(18,047,940)	(20,740,303)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,819,107)	56,965,915	(44,656,549)

NET ASSETS	$33,427,292	$2,414,331,418	$890,839,764

Shares outstanding[c]	1,000,000	54,200,000	22,800,000

Net asset value per share	$33.43	$44.54	$39.07

[a]	Securities on loan with values of $1,468,370, $56,910,223 and $16,224,810, respectively. See Note 5.
[b]	Cost of foreign currencies: $109,655, $2,989,382 and $853,791, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,400,127	$10,738,439	$16,864,298
Affiliated (Note 2)	83,776	573,271	165,351

Total cost of investments	$4,483,903	$11,311,710	$17,029,649

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,528,265	$8,862,606	$15,865,213
Affiliated (Note 2)	83,776	573,271	165,351

Total fair value of investments	3,612,041	9,435,877	16,030,564
Foreign currencies, at value[b]	3,598	9,600	15,551
Receivables:
Dividends and interest	8,215	2,557	3,612
Capital shares sold	—	—	4,727

Total Assets	3,623,854	9,448,034	16,054,454

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	82,705	563,075	156,238
Investment advisory fees (Note 2)	1,937	4,865	6,749

Total Liabilities	84,642	567,940	162,987

NET ASSETS	$3,539,212	$8,880,094	$15,891,467

Net assets consist of:
Paid-in capital	$8,152,823	$11,012,951	$17,166,683
Distributions in excess of net investment income	(105,620)	(6,138)	(23,629)
Accumulated net realized loss	(3,636,136)	(251,121)	(252,846)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(871,855)	(1,875,598)	(998,741)

NET ASSETS	$3,539,212	$8,880,094	$15,891,467

Shares outstanding[c]	150,000	400,000	950,000

Net asset value per share	$23.59	$22.20	$16.73

[a]	Securities on loan with values of $77,599, $544,535 and $147,594, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,590, $9,367 and $15,200, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,403,545	$612,473,476
Affiliated (Note 2)	75,605	8,775,384

Total cost of investments	$2,479,150	$621,248,860

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,246,077	$584,407,971
Affiliated (Note 2)	75,605	8,696,278

Total fair value of investments	2,321,682	593,104,249
Foreign currencies, at value[b]	799	588,440
Cash	—	398
Receivables:
Dividends and interest	908	689,987

Total Assets	2,323,389	594,383,074

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	74,530	6,937,215
Investment advisory fees (Note 2)	867	122,898

Total Liabilities	75,397	7,060,113

NET ASSETS	$2,247,992	$587,322,961

Net assets consist of:
Paid-in capital	$2,455,645	$602,645,004
Undistributed (distributions in excess of) net investment income	(10,294)	398,431
Undistributed net realized gain (accumulated net realized loss)	(39,911)	12,410,877
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(157,448)	(28,131,351)

NET ASSETS	$2,247,992	$587,322,961

Shares outstanding[c]	100,000	15,000,000

Net asset value per share	$22.48	$39.15

[a]	Securities on loan with values of $70,514 and $6,709,456, respectively. See Note 5.
[b]	Cost of foreign currencies: $793 and $578,528, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$386,096	$22,972,824	$9,957,588
Dividends — affiliated (Note 2)	—	53,689	—
Interest — affiliated (Note 2)	6	709	284
Securities lending income — affiliated (Note 2)	18,384	221,214	134,974

	404,486	23,248,436	10,092,846
Less: Other foreign taxes (Note 1)	(1,290)	(20,622)	(22,800)

Total investment income	403,196	23,227,814	10,070,046

EXPENSES
Investment advisory fees (Note 2)	81,622	3,492,661	1,443,873

Total expenses	81,622	3,492,661	1,443,873

Net investment income	321,574	19,735,153	8,626,173

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	219,036	(7,856,035)	(7,785,173)
In-kind redemptions — unaffiliated	—	10,481,375	10,760,061
In-kind redemptions — affiliated (Note 2)	—	7,977	—
Foreign currency transactions	(12,567)	(322,870)	(232,305)

Net realized gain	206,469	2,310,447	2,742,583

Net change in unrealized appreciation/depreciation on:
Investments	(5,281,857)	(90,887,474)	(107,995,799)
Translation of assets and liabilities in foreign currencies	(3,519)	(30,768)	(70,747)

Net change in unrealized appreciation/depreciation	(5,285,376)	(90,918,242)	(108,066,546)

Net realized and unrealized loss	(5,078,907)	(88,607,795)	(105,323,963)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,757,333)	$(68,872,642)	$(96,697,790)

[a]	Net of foreign withholding tax of $14,841, $945,672 and $674,267, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund	iShares MSCI Europe Financials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$103,696	$159,686	$102,675
Interest — affiliated (Note 2)	3	6	2
Securities lending income — affiliated (Note 2)	1,574	786	1,031

	105,273	160,478	103,708
Less: Other foreign taxes (Note 1)	—	(832)	—

Total investment income	105,273	159,646	103,708

EXPENSES
Investment advisory fees (Note 2)	36,132	30,550	27,860

Total expenses	36,132	30,550	27,860

Net investment income	69,141	129,096	75,848

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(94,221)	(126,494)	(410,527)
In-kind redemptions — unaffiliated	(3,429,254)	3,553	321,548
Foreign currency transactions	(3,610)	(2,785)	1,744

Net realized loss	(3,527,085)	(125,726)	(87,235)

Net change in unrealized appreciation/depreciation on:
Investments	(402,147)	(1,835,036)	(175,033)
Translation of assets and liabilities in foreign currencies	(277)	665	(418)

Net change in unrealized appreciation/depreciation	(402,424)	(1,834,371)	(175,451)

Net realized and unrealized loss	(3,929,509)	(1,960,097)	(262,686)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,860,368)	$(1,831,001)	$(186,838)

[a]	Net of foreign withholding tax of $7,268, $10,447 and $3,971, respectively.

See notes to financial statements.

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$35,796	$7,280,493
Dividends — affiliated (Note 2)	—	17,304
Interest — affiliated (Note 2)	—	212
Securities lending income — affiliated (Note 2)	98	32,654

	35,894	7,330,663
Less: Other foreign taxes (Note 1)	—	(69)

Total investment income	35,894	7,330,594

EXPENSES
Investment advisory fees (Note 2)	5,240	755,844

Total expenses	5,240	755,844

Net investment income	30,654	6,574,750

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,151)	(2,778,178)
In-kind redemptions — unaffiliated	—	19,653,694
In-kind redemptions — affiliated (Note 2)	—	36,550
Foreign currency transactions	(355)	(85,183)

Net realized gain (loss)	(1,506)	16,826,883

Net change in unrealized appreciation/depreciation on:
Investments	(287,474)	(43,413,555)
Translation of assets and liabilities in foreign currencies	(87)	(5,377)

Net change in unrealized appreciation/depreciation	(287,561)	(43,418,932)

Net realized and unrealized loss	(289,067)	(26,592,049)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(258,413)	$(20,017,299)

[a]	Net of foreign withholding tax of $1,302 and $230,472, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares MSCI ACWI Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$321,574	$919,933	$19,735,153	$35,735,600
Net realized gain	206,469	1,613,660	2,310,447	44,700,295
Net change in unrealized appreciation/depreciation	(5,285,376)	4,399,686	(90,918,242)	140,248,430

Net increase (decrease) in net assets resulting from operations	(4,757,333)	6,933,279	(68,872,642)	220,684,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(483,291)	(1,195,244)	(21,546,710)	(35,831,594)

Total distributions to shareholders	(483,291)	(1,195,244)	(21,546,710)	(35,831,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,902,336	532,532,308	790,126,224
Cost of shares redeemed	—	(7,656,301)	(59,880,376)	(158,733,271)

Net increase in net assets from capital share transactions	—	246,035	472,651,932	631,392,953

INCREASE (DECREASE) IN NET ASSETS	(5,240,624)	5,984,070	382,232,580	816,245,684

NET ASSETS
Beginning of period	38,667,916	32,683,846	2,032,098,838	1,215,853,154

End of period	$33,427,292	$38,667,916	$2,414,331,418	$2,032,098,838

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(227,383)	$(65,666)	$842,594	$2,654,151

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	12,600,000	16,700,000
Shares redeemed	—	(200,000)	(1,500,000)	(3,300,000)

Net increase in shares outstanding	—	—	11,100,000	13,400,000

See notes to financial statements.

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI Emerging Markets Financials Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,626,173	$22,243,026	$69,141	$297,015
Net realized gain (loss)	2,742,583	55,942,949	(3,527,085)	(87,801)
Net change in unrealized appreciation/depreciation	(108,066,546)	27,724,283	(402,424)	(644,383)

Net increase (decrease) in net assets resulting from operations	(96,697,790)	105,910,258	(3,860,368)	(435,169)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,747,102)	(22,154,159)	(173,260)	(304,129)

Total distributions to shareholders	(10,747,102)	(22,154,159)	(173,260)	(304,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	119,516,304	561,934,487	—	20,359,825
Cost of shares redeemed	(106,226,168)	(336,560,946)	(14,671,890)	—

Net increase (decrease) in net assets from capital share transactions	13,290,136	225,373,541	(14,671,890)	20,359,825

INCREASE (DECREASE) IN NET ASSETS	(94,154,756)	309,129,640	(18,705,518)	19,620,527

NET ASSETS
Beginning of period	984,994,520	675,864,880	22,244,730	2,624,203

End of period	$890,839,764	$984,994,520	$3,539,212	$22,244,730

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(377,032)	$1,743,897	$(105,620)	$(1,501)

SHARES ISSUED AND REDEEMED
Shares sold	3,200,000	13,800,000	—	700,000
Shares redeemed	(2,800,000)	(8,800,000)	(650,000)	—

Net increase (decrease) in shares outstanding	400,000	5,000,000	(650,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Materials Sector Index Fund		iShares MSCI Europe Financials Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$129,096	$168,731	$75,848	$316,640
Net realized gain (loss)	(125,726)	448,802	(87,235)	1,244,038
Net change in unrealized appreciation/depreciation	(1,834,371)	306,570	(175,451)	(1,660,075)

Net increase (decrease) in net assets resulting from operations	(1,831,001)	924,103	(186,838)	(99,397)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(169,478)	(140,406)	(80,175)	(386,440)

Total distributions to shareholders	(169,478)	(140,406)	(80,175)	(386,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,227,877	17,280,099	16,374,892
Cost of shares redeemed	(1,160,270)	(2,686,227)	(8,374,818)	(20,761,411)

Net increase (decrease) in net assets from capital share transactions	(1,160,270)	5,541,650	8,905,281	(4,386,519)

INCREASE (DECREASE) IN NET ASSETS	(3,160,749)	6,325,347	8,638,268	(4,872,356)

NET ASSETS
Beginning of period	12,040,843	5,715,496	7,253,199	12,125,555

End of period	$8,880,094	$12,040,843	$15,891,467	$7,253,199

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,138)	$34,244	$(23,629)	$(19,302)

SHARES ISSUED AND REDEEMED
Shares sold	—	300,000	1,150,000	750,000
Shares redeemed	(50,000)	(100,000)	(550,000)	(950,000)

Net increase (decrease) in shares outstanding	(50,000)	200,000	600,000	(200,000)

See notes to financial statements.

96	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Far East Financials Sector Index Fund		iShares MSCI Kokusai Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,654	$50,537	$6,574,750	$10,762,159
Net realized gain (loss)	(1,506)	(26,403)	16,826,883	18,012,564
Net change in unrealized appreciation/depreciation	(287,561)	260,113	(43,418,932)	15,753,431

Net increase (decrease) in net assets resulting from operations	(258,413)	284,247	(20,017,299)	44,528,154

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,901)	(67,731)	(7,003,915)	(10,432,296)

Total distributions to shareholders	(25,901)	(67,731)	(7,003,915)	(10,432,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	110,067,348	419,416,948
Cost of shares redeemed	—	—	(135,421,006)	(59,672,329)

Net increase (decrease) in net assets from capital share transactions	—	—	(25,353,658)	359,744,619

INCREASE (DECREASE) IN NET ASSETS	(284,314)	216,516	(52,374,872)	393,840,477

NET ASSETS
Beginning of period	2,532,306	2,315,790	639,697,833	245,857,356

End of period	$2,247,992	$2,532,306	$587,322,961	$639,697,833

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,294)	$(15,047)	$398,431	$827,596

SHARES ISSUED AND REDEEMED
Shares sold	—	—	3,000,000	10,000,000
Shares redeemed	—	—	(3,600,000)	(1,400,000)

Net increase (decrease) in shares outstanding	—	—	(600,000)	8,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares FTSE Developed Small Cap ex-North America Index Fund

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$38.67	$32.68	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.32	0.85	0.63	0.67	0.96
Net realized and unrealized gain (loss)[c]	(5.08)	6.24	3.60	(9.78)	(10.09)

Total from investment operations	(4.76)	7.09	4.23	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.48)	(1.10)	(0.71)	(0.66)	(0.79)

Total distributions	(0.48)	(1.10)	(0.71)	(0.66)	(0.79)

Net asset value, end of period	$33.43	$38.67	$32.68	$29.16	$38.93

Total return	(12.14)%[d]	21.80%	14.57%	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,427	$38,668	$32,684	$23,327	$23,357
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.97%	2.23%	1.96%	2.64%	3.13%
Portfolio turnover rate[g]	18%	25%	17%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.15	$40.94	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.41	1.02	0.85	0.82	0.39
Net realized and unrealized gain (loss)[c]	(2.57)	6.20	3.11	(10.63)	(2.43)

Total from investment operations	(2.16)	7.22	3.96	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.45)	(1.01)	(0.64)	(0.46)	—

Total distributions	(0.45)	(1.01)	(0.64)	(0.46)	—

Net asset value, end of period	$44.54	$47.15	$40.94	$37.62	$47.89

Total return	(4.51)%[d]	17.68%	10.55%	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,414,331	$2,032,099	$1,215,853	$492,820	$153,264
Ratio of expenses to average net assets[e,f]	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.94%	2.20%	2.06%	2.50%	2.25%
Portfolio turnover rate[g]	2%	5%	7%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$43.97	$38.84	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.39	1.17	0.94	0.94	0.68
Net realized and unrealized gain (loss)[c]	(4.79)	5.08	2.12	(12.03)	(2.48)

Total from investment operations	(4.40)	6.25	3.06	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.50)	(1.12)	(0.79)	(0.69)	—

Total distributions	(0.50)	(1.12)	(0.79)	(0.69)	—

Net asset value, end of period	$39.07	$43.97	$38.84	$36.57	$48.35

Total return	(9.92)%[d]	16.16%	8.42%	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$890,840	$984,995	$675,865	$270,643	$48,350
Ratio of expenses to average net assets[e,f]	0.34%	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.05%	2.68%	2.40%	3.14%	3.79%
Portfolio turnover rate[g]	6%	7%	10%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Financials Sector Index Fund

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$27.81	$26.24	$24.65

Income from investment operations:
Net investment income	0.46	0.60 [b]	0.26 [b]
Net realized and unrealized gain (loss)[c]	(3.52)	1.38	1.55

Total from investment operations	(3.06)	1.98	1.81

Less distributions from:
Net investment income	(1.16)	(0.41)	(0.22)

Total distributions	(1.16)	(0.41)	(0.22)

Net asset value, end of period	$23.59	$27.81	$26.24

Total return	(10.40)%[d]	7.59%	7.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,539	$22,245	$2,624
Ratio of expenses to average net assets[e]	0.70%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.33%	2.10%	2.03%
Portfolio turnover rate[f]	1%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Materials Sector Index Fund

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$26.76	$22.86	$24.43

Income from investment operations:
Net investment income[b]	0.32	0.43	0.17
Net realized and unrealized gain (loss)[c]	(4.46)	3.79	(1.64)

Total from investment operations	(4.14)	4.22	(1.47)

Less distributions from:
Net investment income	(0.42)	(0.32)	(0.10)

Total distributions	(0.42)	(0.32)	(0.10)

Net asset value, end of period	$22.20	$26.76	$22.86

Total return	(15.22)%[d]	18.48%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,880	$12,041	$5,715
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	2.93%	1.59%	1.46%
Portfolio turnover rate[f]	3%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Europe Financials Sector Index Fund

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$20.72	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.10	0.48	0.28
Net realized and unrealized loss[c]	(4.03)	(1.10)	(1.68)

Total from investment operations	(3.93)	(0.62)	(1.40)

Less distributions from:
Net investment income	(0.06)	(0.71)	(0.20)

Total distributions	(0.06)	(0.71)	(0.20)

Net asset value, end of period	$16.73	$20.72	$22.05

Total return	(18.94)%[d]	(2.95)%	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,891	$7,253	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.31%	2.13%	2.55%
Portfolio turnover rate[f]	3%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Far East Financials Sector Index Fund

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$25.32	$23.16	$24.56

Income from investment operations:
Net investment income[b]	0.31	0.51	0.30
Net realized and unrealized gain (loss)[c]	(2.89)	2.33	(1.40)

Total from investment operations	(2.58)	2.84	(1.10)

Less distributions from:
Net investment income	(0.26)	(0.68)	(0.30)

Total distributions	(0.26)	(0.68)	(0.30)

Net asset value, end of period	$22.48	$25.32	$23.16

Total return	(10.07)%[d]	12.33%	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,248	$2,532	$2,316
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.81%	2.02%	2.38%
Portfolio turnover rate[f]	2%	9%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$41.01	$35.12	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.41	1.01	0.82	0.74	0.76
Net realized and unrealized gain (loss)[c]	(1.84)	5.80	2.68	(9.98)	(8.49)

Total from investment operations	(1.43)	6.81	3.50	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.43)	(0.92)	(0.62)	(0.87)	(0.21)

Total distributions	(0.43)	(0.92)	(0.62)	(0.87)	(0.21)

Net asset value, end of period	$39.15	$41.01	$35.12	$32.24	$42.35

Total return	(3.42)%[d]	19.45%	10.88%	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$587,323	$639,698	$245,857	$83,818	$42,349
Ratio of expenses to average net assets[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.17%	2.49%	2.29%	2.67%	2.67%
Portfolio turnover rate[g]	2%	4%	5%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE Developed Small Cap ex-North America	Diversified
MSCI ACWI	Non-diversified
MSCI ACWI ex US	Non-diversified
MSCI Emerging Markets Financials Sector	Non-diversified
MSCI Emerging Markets Materials Sector	Non-diversified
MSCI Europe Financials Sector	Non-diversified
MSCI Far East Financials Sector	Non-diversified
MSCI Kokusai	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

106	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$33,054,643	$41,549	$31,722	$33,127,914
Investment Companies	65,382	—	—	65,382
Preferred Stocks	142,484	—	—	142,484
Rights	—	28	—	28
Short-Term Investments	1,572,143	—	—	1,572,143

	$34,834,652	$41,577	$31,722	$34,907,951

MSCI ACWI
Assets:
Common Stocks	$2,373,469,475	$214,386	$127	$2,373,683,988
Preferred Stocks	33,831,765	—	—	33,831,765
Rights	—	98,192	—	98,192
Short-Term Investments	60,724,290	—	—	60,724,290

	$2,468,025,530	$312,578	$127	$2,468,338,235

108	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
MSCI ACWI ex US
Assets:
Common Stocks	$862,791,983	$138,684	$57	$862,930,724
Preferred Stocks	22,346,143	—	—	22,346,143
Rights	—	85,186	—	85,186
Short-Term Investments	17,202,886	—	—	17,202,886

	$902,341,012	$223,870	$57	$902,564,939

MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$3,150,482	$—	$—	$3,150,482
Preferred Stocks	377,783	—	—	377,783
Short-Term Investments	83,776	—	—	83,776

	$3,612,041	$—	$—	$3,612,041

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$7,747,837	$—	$—	$7,747,837
Preferred Stocks	1,114,769	—	—	1,114,769
Short-Term Investments	573,271	—	—	573,271

	$9,435,877	$—	$—	$9,435,877

MSCI Europe Financials Sector
Assets:
Common Stocks	$15,828,253	$—	$0[a]	$15,828,253
Preferred Stocks	18,422	—	—	18,422
Rights	—	18,538	—	18,538
Short-Term Investments	165,351	—	—	165,351

	$16,012,026	$18,538	$0[a]	$16,030,564

MSCI Far East Financials Sector
Assets:
Common Stocks	$2,246,077	$—	$—	$2,246,077
Short-Term Investments	75,605	—	—	75,605

	$2,321,682	$—	$—	$2,321,682

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
MSCI Kokusai
Assets:
Common Stocks	$583,985,390	$—	$87	$583,985,477
Preferred Stocks	1,647,463	—	—	1,647,463
Rights	—	38,184	—	38,184
Short-Term Investments	7,433,125	—	—	7,433,125

	$593,065,978	$38,184	$87	$593,104,249

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

110	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE Developed Small Cap ex-North America	$373,813	$1,478,690	$—	$1,852,503
MSCI ACWI	568,319	5,090,715	6,821,554	12,480,588
MSCI ACWI ex US	450,894	7,365,062	7,522,978	15,338,934
MSCI Emerging Markets Financials Sector	—	—	20,135	20,135
MSCI Emerging Markets Materials Sector	—	—	49,937	49,937
MSCI Europe Financials Sector	—	—	6,313	6,313
MSCI Far East Financials Sector	—	—	10,007	10,007
MSCI Kokusai	124,763	1,478,401	530,548	2,133,712

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$41,153,925	$2,711,383	$(8,957,357)	$(6,245,974)
MSCI ACWI	2,419,133,584	214,704,484	(165,499,833)	49,204,651
MSCI ACWI ex US	952,638,389	54,932,251	(105,005,701)	(50,073,450)
MSCI Emerging Markets Financials Sector	4,514,345	31,213	(933,517)	(902,304)
MSCI Emerging Markets Materials Sector	11,322,115	245,422	(2,131,660)	(1,886,238)
MSCI Europe Financials Sector	17,087,056	370,790	(1,427,282)	(1,056,492)
MSCI Far East Financials Sector	2,506,742	87,334	(272,394)	(185,060)
MSCI Kokusai	623,619,011	30,661,545	(61,176,307)	(30,514,762)

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

112	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to each of the iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI Europe Financials Sector	0.48
MSCI Far East Financials Sector	0.48
MSCI Kokusai	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$9,899
MSCI ACWI	119,115
MSCI ACWI ex US	72,678
MSCI Emerging Markets Financials Sector	847

iShares Index Fund	Securities Lending Agent Fees
MSCI Emerging Markets Materials Sector	$423
MSCI Europe Financials Sector	555
MSCI Far East Financials Sector	53
MSCI Kokusai	17,583

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended January 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	6,465	1,806	(225)	8,046	$1,464,372	$18,830	$708
PNC Financial Services Group Inc. (The)	42,694	12,030	(1,485)	53,239	3,136,842	34,859	7,269

					$4,601,214	$53,689	$7,977

MSCI Kokusai
BlackRock Inc.	2,496	480	(576)	2,400	$436,800	$7,216	$751
PNC Financial Services Group Inc. (The)	14,118	3,210	(3,303)	14,025	826,353	10,088	35,799

					$1,263,153	$17,304	$36,550

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

114	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$6,062,828	$6,167,571
MSCI ACWI	63,376,122	38,778,186
MSCI ACWI ex US	56,575,999	48,356,617
MSCI Emerging Markets Financials Sector	96,910	250,596
MSCI Emerging Markets Materials Sector	232,556	238,060
MSCI Europe Financials Sector	405,447	581,344
MSCI Far East Financials Sector	60,313	52,896
MSCI Kokusai	11,674,078	12,109,344

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI ACWI	$504,214,315	$59,395,867
MSCI ACWI ex US	99,483,053	98,029,109
MSCI Emerging Markets Financials Sector	—	14,580,567
MSCI Emerging Markets Materials Sector	—	1,148,801
MSCI Europe Financials Sector	17,193,039	8,122,954
MSCI Kokusai	108,980,602	134,122,675

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI ACWI	$0.44269	$—	$0.00808	$0.45077	98%	—%	2%		100%
MSCI Kokusai	0.42678	—	0.00029	0.42707	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	117

Notes:

118	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-72-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund  |  AXDI  |  NYSE Arca

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund  |  AXSL  |  NYSE Arca

iShares MSCI ACWI ex US Energy Sector Index Fund  |  AXEN  |  NYSE Arca

iShares MSCI ACWI ex US Financials Sector Index Fund  |  AXFN  |  NASDAQ

iShares MSCI ACWI ex US Health Care Sector Index Fund  |  AXHE  |  NYSE Arca

iShares MSCI ACWI ex US Industrials Sector Index Fund  |  AXID  |  NYSE Arca

iShares MSCI ACWI ex US Information Technology Sector Index Fund  |  AXIT  |  NYSE Arca

iShares MSCI ACWI ex US Materials Sector Index Fund  |  AXMT  |  NYSE Arca

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund  |  AXTE  |  NYSE Arca

iShares MSCI ACWI ex US Utilities Sector Index Fund  |  AXUT  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.18)%	(6.97)%	(6.50)%	8.58%	8.41%	9.89%	13.67%	13.38%	15.72%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Discretionary Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer discretionary sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.71)%, net of fees, while the total return for the Index was (10.98)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Auto Manufacturers	33.36%
Retail	19.93
Media	9.94
Auto Parts & Equipment	7.02
Lodging	5.39
Home Furnishings	4.14
Holding Companies — Diversified	3.33
Apparel	3.10
Advertising	1.99
Leisure Time	1.54
Entertainment	1.47
Food Service	1.27
Home Builders	1.11
Other*	6.18
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	7.47%
Honda Motor Co. Ltd. (Japan)	4.25
Daimler AG Registered (Germany)	3.78
Hyundai Motor Co. NVS SP GDR (South Korea)	3.18
LVMH Moet Hennessy Louis Vuitton SA (France)	2.93
Hennes & Mauritz AB Class B (Sweden)	2.63
Bayerische Motoren Werke AG (Germany)	2.29
Compagnie Financiere Richemont SA Class A Bearer (Switzerland)	2.13
Volkswagen AG Preferred (Germany)	2.08
Nissan Motor Co. Ltd. (Japan)	1.80

TOTAL	32.54%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.93%	7.24%	7.49%	11.08%	11.48%	11.87%	17.76%	18.42%	18.96%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Staples Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer staples sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (4.12)%, net of fees, while the total return for the Index was (3.84)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Food	46.33%
Beverages	20.81
Agriculture	13.51
Retail	8.67
Cosmetics & Personal Care	4.33
Household Products & Wares	4.01
Other*	1.97
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	13.63%
British American Tobacco PLC (United Kingdom)	6.51
Unilever NV CVA (Netherlands)	3.98
Diageo PLC (United Kingdom)	3.95
Anheuser-Busch InBev NV (Belgium)	3.47
Unilever PLC (United Kingdom)	2.95
Tesco PLC (United Kingdom)	2.85
Danone SA (France)	2.70
Imperial Tobacco Group PLC (United Kingdom)	2.68
SABMiller PLC (United Kingdom)	2.57

TOTAL	45.29%

*	Other includes industries which individually represent less than 1% of net assets.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.07)%	(5.06)%	(5.15)%	10.88%	10.85%	11.12%	17.43%	17.39%	17.73%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Energy Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the energy sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (5.89)%, net of fees, while the total return for the Index was (6.36)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Oil & Gas	85.39%
Pipelines	3.65
Oil & Gas Services	3.29
Chemicals	2.49
Coal	2.33
Electric	1.00
Other*	1.64
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
BP PLC (United Kingdom)	7.94%
Royal Dutch Shell PLC Class A (United Kingdom)	7.34
Total SA (France)	6.45
Royal Dutch Shell PLC Class B (United Kingdom)	6.04
BG Group PLC (United Kingdom)	4.53
Suncor Energy Inc. (Canada)	3.22
Gazprom OAO SP ADR (Russia)	3.19
Eni SpA (Italy)	3.11
Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.04
Petroleo Brasileiro SA SP ADR (Brazil)	2.57

TOTAL	47.43%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.46)%	(15.07)%	(14.57)%	(4.78)%	(4.81)%	(4.52)%	(9.47)%	(9.54)%	(8.95)%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (12.28)%, net of fees, while the total return for the Index was (12.32)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets

Banks	62.53%
Insurance	17.44
Diversified Financial Services	6.38
Real Estate	5.90
Real Estate Investment Trusts	5.09
Holding Companies — Diversified	2.23
Other*	0.20
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	4.20%
Commonwealth Bank of Australia (Australia)	2.36
Royal Bank of Canada (Canada)	2.12
Toronto-Dominion Bank (The) (Canada)	1.97
Banco Santander SA (Spain)	1.92
Westpac Banking Corp. (Australia)	1.88
Mitsubishi UFJ Financial Group Inc. (Japan)	1.84
Standard Chartered PLC (United Kingdom)	1.70
Australia and New Zealand Banking Group Ltd. (Australia)	1.68
National Australia Bank Ltd. (Australia)	1.55

TOTAL	21.22%

*	Other includes industries which individually represent less than 1% of net assets.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.48%	6.86%	6.04%	11.15%	11.19%	11.01%	17.88%	17.95%	17.55%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Health Care Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Health Care Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the health care sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (5.89)%, net of fees, while the total return for the Index was (5.73)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Pharmaceuticals	78.99%
Health Care — Products	10.03
Chemicals	5.16
Health Care — Services	3.06
Biotechnology	2.03
Other*	0.47
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Novartis AG Registered (Switzerland)	11.87%
Roche Holding AG Genusschein (Switzerland)	11.82
GlaxoSmithKline PLC (United Kingdom)	11.25
Sanofi (France)	7.94
AstraZeneca PLC (United Kingdom)	5.36
Bayer AG Registered (Germany)	4.88
Novo Nordisk A/S Class B (Denmark)	4.84
Teva Pharmaceutical Industries Ltd. (Israel)	4.21
Takeda Pharmaceutical Co. Ltd. (Japan)	3.64
Shire PLC (United Kingdom)	2.56

TOTAL	68.37%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.46)%	(11.48)%	(11.39)%	5.58%	5.49%	6.43%	8.82%	8.67%	10.13%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Industrials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the industrials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.76)%, net of fees, while the total return for the Index was (11.29)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Transportation	13.95%
Engineering & Construction	13.23
Machinery	12.74
Commercial Services	8.60
Distribution & Wholesale	8.01
Manufacturing	7.71
Holding Companies — Diversified	6.51
Electrical Components & Equipment	5.46
Aerospace & Defense	4.90
Building Materials	3.53
Hand & Machine Tools	3.24
Airlines	2.36
Auto Manufacturers	2.28
Metal Fabricate & Hardware	2.27
Electronics	1.24
Auto Parts & Equipment	1.03
Other*	2.70
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Siemens AG Registered (Germany)	4.99%
ABB Ltd. Registered (Switzerland)	2.92
Canadian National Railway Co. (Canada)	2.21
Mitsubishi Corp. (Japan)	2.06
Schneider Electric SA (France)	1.95
Mitsui & Co. Ltd. (Japan)	1.91
Komatsu Ltd. (Japan)	1.90
FANUC Corp. (Japan)	1.89
East Japan Railway Co. (Japan)	1.46
Hutchison Whampoa Ltd. (Hong Kong)	1.43

TOTAL	22.72%

*	Other includes industries which individually represent less than 1% of net assets.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.90)%	(13.05)%	(14.39)%	2.65%	2.54%	2.84%	4.15%	3.98%	4.43%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Information Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Information Technology Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the information technology sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (3.18)%, net of fees, while the total return for the Index was (6.50)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Semiconductors	34.15%
Electronics	18.33
Computers	10.57
Software	9.02
Telecommunications	6.60
Office & Business Equipment	6.36
Internet	4.99
Electrical Components & Equipment	3.12
Commercial Services	1.64
Manufacturing	1.59
Toys, Games & Hobbies	1.55
Other*	1.93
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	11.95%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	7.99
SAP AG (Germany)	5.87
Canon Inc. (Japan)	5.25
Hon Hai Precision Industry Co. Ltd. SP ADR (Taiwan)	4.75
Infosys Ltd. SP ADR (India)	3.21
Telefonaktiebolaget LM Ericsson Class B (Sweden)	3.06
Tencent Holdings Ltd. (China)	2.88
Hitachi Ltd. (Japan)	2.76
Advanced Semiconductor Engineering Inc. SP ADR (Taiwan)	2.69

TOTAL	50.41%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.79)%	(12.57)%	(12.58)%	7.39%	7.34%	8.48%	11.73%	11.65%	13.43%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (14.33)%, net of fees, while the total return for the Index was (14.46)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Mining	43.80%
Chemicals	26.30
Iron & Steel	18.23
Building Materials	5.95
Forest Products & Paper	1.93
Other*	3.59
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.25%
Rio Tinto PLC (United Kingdom)	4.69
BASF SE (Germany)	4.21
BHP Billiton PLC (United Kingdom)	4.04
Anglo American PLC (United Kingdom)	3.01
Vale SA Class A Preferred SP ADR (Brazil)	3.01
Barrick Gold Corp. (Canada)	2.80
Potash Corp. of Saskatchewan Inc. (Canada)	2.40
L’Air Liquide SA (France)	2.22
POSCO SP ADR (South Korea)	2.07

TOTAL	35.70%

*	Other includes industries which individually represent less than 1% of net assets.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.92)%	(4.70)%	(4.65)%	6.44%	6.48%	6.76%	10.20%	10.27%	10.66%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Telecommunication Services Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the telecommunications sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.07)%, net of fees, while the total return for the Index was (9.87)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Telecommunications	98.81%
Internet	0.31
Short-Term and Other Net Assets	0.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets
Vodafone Group PLC (United Kingdom)	15.40%
Telefonica SA (Spain)	8.17
China Mobile Ltd. (China)	7.04
America Movil SAB de CV Series L (Mexico)	5.23
Deutsche Telekom AG Registered (Germany)	3.56
MTN Group Ltd. (South Africa)	3.26
France Telecom SA (France)	3.17
NTT DoCoMo Inc. (Japan)	3.12
Vivendi SA (France)	2.93
BT Group PLC (United Kingdom)	2.79

TOTAL	54.67%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(17.49)%	(16.99)%	(17.69)%	(5.42)%	(5.08)%	(5.66)%	(8.31)%	(7.79)%	(8.62)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/13/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Utilities Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the utilities sector of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (12.61)%, net of fees, while the total return for the Index was (12.33)%.

PORTFOLIO ALLOCATION As of 1/31/12

Industry	Percentage of Net Assets
Electric	69.64%
Gas	22.50
Water	4.64
Energy — Alternate Sources	1.17
Other*	1.60
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12

Security	Percentage of Net Assets

E.ON AG (Germany)	6.75%
National Grid PLC (United Kingdom)	6.11
GDF Suez (France)	5.91
Enel SpA (Italy)	4.68
Centrica PLC (United Kingdom)	4.22
Iberdrola SA (Spain)	4.06
RWE AG (Germany)	3.27
SSE PLC (United Kingdom)	3.18
CLP Holdings Ltd. (Hong Kong)	2.88
Hong Kong and China Gas Co. Ltd. (The) (Hong Kong)	2.18

TOTAL	43.24%

*	Other includes industries which individually represent less than 1% of net assets.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
Consumer Discretionary
Actual	$1,000.00	$892.90	0.48%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Consumer Staples
Actual	1,000.00	958.80	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Energy
Actual	1,000.00	941.10	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Financials
Actual	1,000.00	877.20	0.48	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
Health Care
Actual	$1,000.00	$941.10	0.48%	$2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Industrials
Actual	1,000.00	892.40	0.48	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Information Technology
Actual	1,000.00	968.20	0.48	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Materials
Actual	1,000.00	856.70	0.48	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Telecommunication Services
Actual	1,000.00	899.30	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
Utilities
Actual	1,000.00	873.90	0.48	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.67%

AUSTRALIA — 1.86%
Crown Ltd.	3,135	$26,954
Echo Entertainment Group Ltd.[a]	5,181	19,877
Fairfax Media Ltd.	13,359	10,506
Harvey Norman Holdings Ltd.	3,732	8,170
Tabcorp Holdings Ltd.	5,181	16,023
Tatts Group Ltd.	10,695	28,870

		110,400
BRAZIL — 0.78%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	3,774	34,947
Rossi Residencial SA SP ADR	4,400	11,000

		45,947
CANADA — 3.19%
Canadian Tire Corp. Ltd. Class A	339	21,722
Gildan Activewear Inc.	510	11,096
Magna International Inc. Class A	1,011	41,757
Shaw Communications Inc. Class B	1,602	31,789
Thomson Reuters Corp.	1,470	40,369
Tim Hortons Inc.	864	42,095

		188,828
CHINA — 3.83%
Anta Sports Products Ltd.[b]	3,000	3,022
AviChina Industry & Technology Co. Ltd. Class H	16,000	7,428
Belle International Holdings Ltd.	21,000	34,122
Bosideng International Holdings Ltd.	12,000	3,451
Brilliance China Automotive Holdings Ltd.[a]	18,000	19,243
BYD Co. Ltd. Class Ha,b	2,500	7,818
China ZhengTong Auto Services Holdings Ltd.[a]	7,000	7,312
Dah Chong Hong Holdings Ltd.	6,000	7,621
Daphne International Holdings Ltd.	4,000	5,158
Dongfeng Motor Group Co. Ltd. Class H	18,000	33,658
Geely Automobile Holdings Ltd.	30,000	8,859
Golden Eagle Retail Group Ltd.	6,000	13,757
GOME Electrical Appliances Holdings Ltd.	57,000	13,599
Great Wall Motor Co. Ltd. Class H	7,000	12,006
Guangzhou Automobile Group Co. Ltd. Class H	13,272	14,394
Haier Electronics Group Co. Ltd.[a]	4,000	4,116
Hengdeli Holdings Ltd.	8,000	3,074
Intime Department Store Group Co. Ltd.	7,000	8,504
Parkson Retail Group Ltd.	9,000	10,759

Security	Shares	Value

Skyworth Digital Holdings Ltd.	12,000	$5,153
Zhongsheng Group Holdings Ltd.	2,000	3,987

		227,041
FINLAND — 0.38%
Nokian Renkaat OYJ	561	20,056
Sanoma OYJ	200	2,702

		22,758
FRANCE — 8.88%
Accor SA	726	22,077
Christian Dior SA	279	39,518
Compagnie Generale des Etablissements Michelin Class B	798	54,634
Eutelsat Communications	459	17,049
JCDecaux SAa	240	6,090
Lagardere SCA	433	12,317
LVMH Moet Hennessy Louis Vuitton SA	1,071	173,286
PPR SA	330	51,968
PSA Peugeot Citroen SA	750	13,838
Publicis Groupe SA	549	27,640
Renault SA	882	37,599
SES SA Class A FDR	1,353	31,969
Societe Television Francaise 1	399	4,393
Sodexo	447	33,201

		525,579
GERMANY — 8.32%
Adidas AG	1,002	72,247
Axel Springer AG	48	2,252
Bayerische Motoren Werke AG	1,587	135,845
Continental AGa	282	22,544
Daimler AG Registered	4,044	223,636
Kabel Deutschland Holding AGa	345	18,002
Volkswagen AG	112	18,107

		492,633
HONG KONG — 3.35%
Galaxy Entertainment Group Ltd.[a]	6,000	13,092
Li & Fung Ltd.	24,000	52,491
Lifestyle International Holdings Ltd.	4,500	10,527
Sands China Ltd.[a]	13,200	44,684
Shangri-La Asia Ltd.	12,666	26,297
SJM Holdings Ltd.	9,000	16,109
Wynn Macau Ltd.	8,400	21,535

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	4,500	$13,782

		198,517
INDIA — 1.39%
Mahindra & Mahindra Ltd. SP GDR	2,524	34,957
Tata Motors Ltd. SP ADR	1,968	47,390

		82,347
INDONESIA — 1.63%
PT Astra International Tbk	11,000	96,541

		96,541
ITALY — 1.24%
Autogrill SpA	794	8,705
Fiat SpA	4,359	26,168
Luxottica Group SpA	527	17,378
Mediaset SpA	2,229	6,589
Pirelli & C. SpA	1,557	14,410

		73,250
JAPAN — 31.40%
Aisin Seiki Co. Ltd.	900	28,422
ASICS Corp.	600	6,799
Benesse Holdings Inc.	300	13,967
Bridgestone Corp.	3,100	70,660
Casio Computer Co. Ltd.	1,200	7,050
Daihatsu Motor Co. Ltd.	2,000	38,557
Denso Corp.	2,400	71,292
Dentsu Inc.	600	20,042
Fast Retailing Co. Ltd.	300	59,607
Fuji Heavy Industries Ltd.	3,000	20,380
Hakuhodo DY Holdings Inc.	60	3,679
Honda Motor Co. Ltd.	7,200	251,740
Isetan Mitsukoshi Holdings Ltd.	1,800	20,278
Isuzu Motors Ltd.	6,000	30,374
J. Front Retailing Co. Ltd.	3,000	14,754
Marui Group Co. Ltd.	1,200	9,647
Mazda Motor Corp.[a]	10,000	16,525
McDonald’s Holdings Co. (Japan) Ltd.	200	5,427
Mitsubishi Motors Corp.[a]	21,000	25,338
Namco Bandai Holdings Inc.	900	12,807
Nikon Corp.	1,500	36,708
Nissan Motor Co. Ltd.	11,300	106,553
Nitori Holdings Co. Ltd.	150	13,770
NOK Corp.	600	11,205
Oriental Land Co. Ltd.	300	31,869

Security	Shares	Value

Panasonic Corp.	9,000	$72,826
Rakuten Inc.[a]	36	36,307
Rinnai Corp.	300	20,813
Sankyo Co. Ltd.	100	4,885
Sanrio Co. Ltd.	200	8,957
Sega Sammy Holdings Inc.	900	19,475
Sekisui Chemical Co. Ltd.	3,000	26,282
Sekisui House Ltd.	3,000	28,171
Sharp Corp.	2,000	17,207
Shimano Inc.	300	14,813
Sony Corp.	4,300	78,443
Stanley Electric Co. Ltd.	700	10,750
Sumitomo Rubber Industries Inc.	1,300	15,447
Suzuki Motor Corp.	1,800	41,028
Toho Co. Ltd.	300	5,209
Toyota Boshoku Corp.	600	6,476
Toyota Industries Corp.	900	25,802
Toyota Motor Corp.	12,000	442,230
USS Co. Ltd.	90	8,593
Yamada Denki Co. Ltd.	360	22,946
Yamaha Corp.	600	5,524
Yamaha Motor Co. Ltd.	1,500	19,830

		1,859,464
MEXICO — 2.10%
El Puerto de Liverpool SA de CV Series C1	2,400	18,288
Grupo Elektra SA de CV	440	38,610
Grupo Televisa SAB CPO	14,700	58,150
Urbi Desarrollos Urbanos SAB de CVa	6,600	9,427

		124,475
NETHERLANDS — 1.05%
Reed Elsevier NV	3,086	36,745
Wolters Kluwer NV	1,408	25,546

		62,291
NEW ZEALAND — 0.50%
Sky City Entertainment Group Ltd.	10,042	29,294

		29,294
PHILIPPINES — 0.39%
Jollibee Foods Corp.	10,050	22,919

		22,919
POLAND — 0.14%
Cyfrowy Polsat SAa	528	2,156

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

TVN SA	1,749	$6,096

		8,252
SINGAPORE — 1.15%
Genting Singapore PLC[a]	39,000	50,619
Singapore Press Holdings Ltd.	6,000	17,725

		68,344
SOUTH AFRICA — 3.09%
Foschini Group Ltd. (The)	1,134	15,797
Imperial Holdings Ltd.	921	16,370
Naspers Ltd. Class N	1,734	87,105
Steinhoff International Holdings Ltd.[a]	6,186	19,829
Truworths International Ltd.	2,112	21,179
Woolworths Holdings Ltd.	4,154	22,370

		182,650
SOUTH KOREA — 3.18%
Hyundai Motor Co. NVS SP GDR[a,c]	6,530	188,064

		188,064
SPAIN — 1.46%
Industria de Diseno Textil SA	993	86,702

		86,702
SWEDEN — 3.68%
Electrolux AB Class B	1,497	27,392
Hennes & Mauritz AB Class B	4,770	156,002
Husqvarna AB Class B	3,114	16,431
Modern Times Group MTG AB Class B	363	18,152

		217,977
SWITZERLAND — 3.25%
Compagnie Financiere Richemont SA Class A Bearer	2,230	126,341
Swatch Group AG (The) Bearer	134	56,508
Swatch Group AG (The) Registered	132	9,689

		192,538
THAILAND — 0.48%
BEC World PCL NVDR	20,300	28,391

		28,391
TURKEY — 0.57%
Arcelik AS	4,716	20,497
Ford Otomotiv Sanayi AS	564	5,061
Turkiye Sise ve Cam Fabrikalari AS	3,932	8,101

		33,659

Security	Shares	Value

UNITED KINGDOM — 9.38%
British Sky Broadcasting Group PLC	4,746	$51,677
Burberry Group PLC	1,908	40,407
Carnival PLC	864	25,769
Compass Group PLC	8,097	75,259
GKN PLC	6,700	22,161
InterContinental Hotels Group PLC	1,425	29,053
ITV PLC	16,254	19,212
Kingfisher PLC	9,462	38,180
Marks & Spencer Group PLC	6,522	33,634
Next PLC	780	32,237
Pearson PLC	3,343	61,881
Reed Elsevier PLC	4,830	40,015
TUI Travel PLC	1,947	5,878
Whitbread PLC	765	19,846
WPP PLC	5,136	60,422

		555,631

TOTAL COMMON STOCKS
(Cost: $5,717,338)		5,724,492

PREFERRED STOCKS — 3.10%

GERMANY — 3.10%
Bayerische Motoren Werke AG	178	10,143
Porsche Automobil Holding SE	710	43,562
ProSiebenSat.1 Media AG	302	7,092
Volkswagen AG	694	122,963

		183,760

TOTAL PREFERRED STOCKS
(Cost: $146,396)		183,760

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	7,648	7,648
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	587	587

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,445	$1,445

		9,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,680)		9,680

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $5,873,414)		5,917,932
Other Assets, Less Liabilities — 0.06%		3,633

NET ASSETS — 100.00%		$5,921,565

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.20%

AUSTRALIA — 5.68%
Coca-Cola Amatil Ltd.	1,333	$16,362
Metcash Ltd.	2,839	12,189
Wesfarmers Ltd.	2,196	70,714
Woolworths Ltd.	2,866	75,507

		174,772
BELGIUM — 4.03%
Anheuser-Busch InBev NV	1,760	106,799
Colruyt SA	187	7,076
Delhaize Group SA	188	10,246

		124,121
BRAZIL — 1.11%
BRF — Brasil Foods SA SP ADR	1,700	34,051

		34,051
CANADA — 2.79%
Alimentation Couche-Tard Inc. Class B	286	8,684
Empire Co. Ltd. Class A	51	2,873
George Weston Ltd.	69	4,480
Loblaw Companies Ltd.	240	8,711
Metro Inc. Class A	230	12,554
Saputo Inc.	316	12,869
Shoppers Drug Mart Corp.	556	23,009
Viterra Inc.	1,192	12,825

		86,005
CHILE — 0.65%
Compania Cervecerias Unidas SA SP ADR	189	11,843
Vina Concha y Toro SA SP ADR	200	8,250

		20,093
CHINA — 3.00%
China Mengniu Dairy Co. Ltd.	4,000	10,704
China Resources Enterprise Ltd.	4,000	13,798
China Yurun Food Group Ltd.	4,000	6,613
Hengan International Group Co. Ltd.	2,000	17,886
Sun Art Retail Group Ltd.[a]	6,500	7,913
Tingyi (Cayman Islands) Holding Corp.	6,000	17,525
Want Want China Holdings Ltd.	15,000	13,908
Wumart Stores Inc. Class H	2,000	4,132

		92,479

Security	Shares	Value

DENMARK — 0.57%
Carlsberg A/S Class B	231	$17,555

		17,555
FINLAND — 0.17%
Kesko OYJ Class B	150	5,298

		5,298
FRANCE — 7.38%
Carrefour SA	1,312	29,970
Casino Guichard-Perrachon SA	148	13,174
Danone SA	1,348	83,263
L’Oreal SA	540	57,477
Pernod Ricard SA	453	43,520

		227,404
GERMANY — 1.54%
Beiersdorf AG	232	13,940
Henkel AG & Co. KGaA	300	15,599
METRO AG	295	11,357
Suedzucker AG	216	6,387

		47,283
GREECE — 0.30%
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	500	9,335

		9,335
INDONESIA — 1.40%
PT Astra Agro Lestari Tbk	2,500	5,729
PT Charoen Pokphand Indonesia Tbk	22,000	6,118
PT Gudang Garam Tbk	1,500	9,510
PT Indofood Sukses Makmur Tbk	16,000	8,543
PT Unilever Indonesia Tbk	6,000	13,081

		42,981
IRELAND — 0.43%
Kerry Group PLC Class A	356	13,088

		13,088
JAPAN — 9.68%
AEON Co. Ltd.	1,300	17,135
Ajinomoto Co. Inc.	2,000	24,131
Asahi Group Holdings Ltd.	900	19,889
Coca-Cola West Co. Ltd.	100	1,718
FamilyMart Co. Ltd.	200	8,092
Japan Tobacco Inc.	10	49,180
Kao Corp.	1,200	31,570

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Kirin Holdings Co. Ltd.	2,000	$24,498
Lawson Inc.	100	6,072
Meiji Holdings Co. Ltd.	200	8,748
Nippon Meat Packers Inc.	1,000	12,695
Nisshin Seifun Group Inc.	500	6,046
Nissin Foods Holdings Co. Ltd.	100	3,809
Seven & I Holdings Co. Ltd.	1,700	47,845
Shiseido Co. Ltd.	800	14,678
Unicharm Corp.	300	15,757
Yakult Honsha Co. Ltd.	200	6,127

		297,990
MEXICO — 3.87%
Arca Continental SAB de CV	670	3,110
Coca-Cola FEMSA SAB de CV Series L	700	6,875
Fomento Economico Mexicano SAB de CV BD Units	5,200	36,529
Grupo Bimbo SAB de CV Series A	3,900	8,699
Grupo Modelo SAB de CV Series C	1,800	11,185
Kimberly-Clark de Mexico SAB de CV Series A	1,600	9,099
Wal-Mart de Mexico SAB de CV Series V	14,100	43,673

		119,170
NETHERLANDS — 6.41%
Heineken Holding NV	277	11,199
Heineken NV	583	26,956
Koninklijke Ahold NV	2,782	36,891
Unilever NV CVA	3,676	122,467

		197,513
PHILIPPINES — 0.40%
San Miguel Corp.	2,467	6,759
Universal Robina Corp.	4,500	5,630

		12,389
POLAND — 0.08%
Kernel Holding SAa	111	2,356

		2,356
PORTUGAL — 0.32%
Jeronimo Martins SGPS SAa	595	9,942

		9,942
RUSSIA — 0.47%
Magnit OJSC SP GDR[b]	568	14,592

		14,592

Security	Shares	Value

SINGAPORE — 1.61%
Golden Agri-Resources Ltd.	20,000	$11,705
Olam International Ltd.	6,000	12,422
Wilmar International Ltd.[c]	6,000	25,560

		49,687
SOUTH AFRICA — 1.61%
Massmart Holdings Ltd.	295	6,657
Pick’n Pay Stores Ltd.	1,029	6,017
Shoprite Holdings Ltd.	969	16,154
SPAR Group Ltd. (The)	481	6,830
Tiger Brands Ltd.	428	13,830

		49,488
SPAIN — 0.17%
Distribuidora Internacional de Alimentacion SAa	1,137	5,255

		5,255
SWEDEN — 0.74%
Swedish Match AB	658	22,892

		22,892
SWITZERLAND — 14.33%
Aryzta AGa	192	8,873
Barry Callebaut AG Registered[a]	4	3,767
Lindt & Spruengli AG Participation Certificates	3	8,678
Nestle SA Registered	7,320	419,889

		441,207
THAILAND — 1.02%
Charoen Pokphand Foods PCL NVDR	12,700	14,374
CP All PCL NVDR	9,000	17,025

		31,399
TURKEY — 0.80%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	10,562
BIM Birlesik Magazalar AS	274	8,468
Coca-Cola Icecek AS	416	5,459

		24,489
UNITED KINGDOM — 25.64%
Associated British Foods PLC	750	13,646
British American Tobacco PLC	4,355	200,468
Diageo PLC	5,507	121,838
Imperial Tobacco Group PLC	2,303	82,498
J Sainsbury PLC	2,118	9,639
Reckitt Benckiser Group PLC	1,322	70,430

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

SABMiller PLC	2,080	$79,039
Tate & Lyle PLC	1,025	10,708
Tesco PLC	17,381	87,660
Unilever PLC	2,812	90,791
Wm Morrison Supermarkets PLC	5,053	22,805

		789,522

TOTAL COMMON STOCKS
(Cost: $2,606,800)		2,962,356

PREFERRED STOCKS — 3.43%

BRAZIL — 2.64%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	300	12,783
Companhia de Bebidas das Americas SP ADR	1,880	68,413

		81,196
GERMANY — 0.79%
Henkel AG & Co. KGaA	394	24,318

		24,318

TOTAL PREFERRED STOCKS
(Cost: $70,955)		105,514

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	4,180	4,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	320	320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	797	797

		5,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,297)		5,297

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $2,683,052)		3,073,167
Other Assets, Less Liabilities — 0.20%		6,143

NET ASSETS — 100.00%		$3,079,310

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.48%

AUSTRALIA — 3.52%
Caltex Australia Ltd.	618	$8,361
Origin Energy Ltd.	4,034	58,991
Santos Ltd.	3,214	45,975
Woodside Petroleum Ltd.	1,970	71,622
WorleyParsons Ltd.	742	21,520

		206,469
AUSTRIA — 0.32%
OMV AG	570	18,703

		18,703
BRAZIL — 3.91%
HRT Participacoes em Petroleo SA SP GDR[a]	1,501	3,767
OGX Petroleo e Gas Participacoes SA SP ADR[a]	4,600	43,470
Petroleo Brasileiro SA SP ADR	4,932	150,673
Ultrapar Participacoes SA SP ADR	1,600	31,840

		229,750
CANADA — 19.11%
ARC Resources Ltd.	760	18,423
Athabasca Oil Sands Corp.[a]	1,400	16,319
Baytex Energy Corp.	358	20,576
Bonavista Energy Corp.	258	5,825
Cameco Corp.	1,178	27,322
Canadian Natural Resources Ltd.	3,798	150,428
Canadian Oil Sands Ltd.	1,590	39,415
Cenovus Energy Inc.	2,600	94,864
Crescent Point Energy Corp.	688	31,462
Enbridge Inc.	2,608	98,120
Encana Corp.	2,302	44,096
Enerplus Corp.	664	15,824
Husky Energy Inc.	582	14,213
Imperial Oil Ltd.	1,044	49,741
MEG Energy Corp.[a]	400	18,013
Nexen Inc.	1,762	31,573
Pacific Rubiales Energy Corp.	972	24,454
Pembina Pipeline Corp.	514	13,746
Pengrowth Energy Corp.	618	6,193
Penn West Petroleum Ltd.	1,532	33,379
Precision Drilling Corp.[a]	1,046	10,733
Progress Energy Resources Corp.	230	2,436
Suncor Energy Inc.	5,492	189,155
Talisman Energy Inc.	3,730	44,558
Tourmaline Oil Corp.[a]	200	4,842
TransCanada Corp.	2,496	102,667

Security	Shares	Value

Vermilion Energy Inc.	292	$13,394

		1,121,771
CHINA — 7.31%
China Coal Energy Co. Class H	6,000	7,536
China Oilfield Services Ltd. Class H	8,000	13,061
China Petroleum & Chemical Corp. Class H	60,000	72,887
China Shenhua Energy Co. Ltd. Class H	13,000	57,167
CNOOC Ltd.	66,000	135,668
Kunlun Energy Co. Ltd.	8,000	12,627
PetroChina Co. Ltd. Class H	76,000	111,141
Yanzhou Coal Mining Co. Ltd. Class H	8,000	19,189

		429,276
COLOMBIA — 0.70%
Ecopetrol SA SP ADR	800	40,856

		40,856
FINLAND — 0.08%
Neste Oil OYJ	400	4,493

		4,493
FRANCE — 7.25%
Compagnie Generale de Geophysique-Veritas[a]	506	14,122
Technip SA	350	32,860
Total SA	7,162	378,813

		425,795
HUNGARY — 0.10%
MOL Hungarian Oil and Gas PLC[a]	70	5,848

		5,848
INDIA — 1.26%
Reliance Industries Ltd. SP GDR[b,c]	2,240	74,144

		74,144
INDONESIA — 0.70%
PT Adaro Energy Tbk	42,000	8,549
PT Bumi Resources Tbk	69,000	19,572
PT Indo Tambangraya Megah Tbk	1,000	4,082
PT Tambang Batubara Bukit Asam Tbk	4,000	8,966

		41,169
ITALY — 4.50%
Eni SpA	8,246	182,426
Saipem SpA	1,008	47,212
Tenaris SA	1,772	34,725

		264,363
JAPAN — 2.47%
Cosmo Oil Co. Ltd.	2,000	5,823

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Idemitsu Kosan Co. Ltd.	200	$21,639
INPEX Corp.	8	54,557
JX Holdings Inc.	6,800	41,023
Showa Shell Sekiyu K.K.	400	2,744
TonenGeneral Sekiyu K.K.	2,000	19,069

		144,855
NETHERLANDS — 0.49%
Fugro NV CVA	262	17,234
SBM Offshore NV	684	11,609

		28,843
NORWAY — 2.83%
Aker Solutions ASA	596	7,320
Seadrill Ltd.	1,028	38,256
Statoil ASA	4,156	104,359
Subsea 7 SAa	812	16,467

		166,402
POLAND — 0.39%
Grupa Lotos SAa	240	1,941
Polski Koncern Naftowy Orlen SAa	1,148	13,060
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	7,713

		22,714
PORTUGAL — 0.27%
Galp Energia SGPS SA Class B	978	15,792

		15,792
RUSSIA — 7.29%
Gazprom OAO SP ADR	15,482	187,332
LUKOIL OAO SP ADR	1,700	99,535
NovaTek OAO SP GDR[d]	304	40,949
Rosneft Oil Co. OJSC SP GDR[d]	5,800	42,746
Surgutneftegas OJSC SP ADR	2,600	24,336
Tatneft OAO SP ADR	800	27,888
TMK OAO SP GDR[d]	456	5,390

		428,176
SOUTH AFRICA — 1.86%
Sasol Ltd.	2,132	109,072

		109,072
SPAIN — 1.32%
Repsol YPF SA	2,810	77,247

		77,247

Security	Shares	Value

SWEDEN — 0.29%
Lundin Petroleum ABa	752	$16,919

		16,919
SWITZERLAND — 0.94%
Transocean Ltd.	1,168	55,428

		55,428
THAILAND — 1.36%
Banpu PCL NVDR	600	11,447
IRPC PCL NVDR	35,400	5,243
PTT Exploration & Production PCL NVDR	4,200	24,039
PTT PCL NVDR	3,000	32,983
Thai Oil PCL NVDR	3,000	6,233

		79,945
TURKEY — 0.22%
Turkiye Petrol Rafinerileri AS	576	13,167

		13,167
UNITED KINGDOM — 27.99%
AMEC PLC	1,196	18,949
BG Group PLC	11,826	265,934
BP PLC	62,756	466,293
Cairn Energy PLC[a]	2,646	11,767
Essar Energy PLC[a]	1,100	2,243
Petrofac Ltd.	934	21,445
Royal Dutch Shell PLC Class A	12,190	430,992
Royal Dutch Shell PLC Class B	9,734	354,603
Tullow Oil PLC	3,228	70,806

		1,643,032

TOTAL COMMON STOCKS
(Cost: $4,927,870)		5,664,229

PREFERRED STOCKS — 3.31%

BRAZIL — 3.04%
Petroleo Brasileiro SA SP ADR	6,388	178,417

		178,417
RUSSIA — 0.27%
Surgutneftegas OJSC SP ADR	2,600	15,730

		15,730

TOTAL PREFERRED STOCKS
(Cost: $210,332)		194,147

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	61,197	$61,197
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[e,f,g]	4,693	4,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	1,427	1,427

		67,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,317)		67,317

TOTAL INVESTMENTS IN SECURITIES — 100.94%
(Cost: $5,205,519)		5,925,693
Other Assets, Less Liabilities — (0.94)%		(55,115)

NET ASSETS — 100.00%		$5,870,578

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value
COMMON STOCKS — 97.24%

AUSTRALIA — 11.46%
AMP Ltd.	1,874	$8,504
ASX Ltd.	136	4,335
Australia and New Zealand Banking Group Ltd.	1,509	34,335
Bendigo and Adelaide Bank Ltd.	248	2,185
CFS Retail Property Trust	1,360	2,479
Commonwealth Bank of Australia	898	48,347
Dexus Property Group	4,048	3,829
Goodman Group	4,714	3,206
GPT Group	1,275	4,187
Insurance Australia Group Ltd.	1,352	4,181
Lend Lease Group	424	3,312
Macquarie Group Ltd.	172	4,661
Mirvac Group	2,106	2,764
National Australia Bank Ltd.	1,250	31,683
QBE Insurance Group Ltd.	650	7,917
Stockland Corp. Ltd.	1,780	6,356
Suncorp Group Ltd.	802	7,168
Westfield Group	1,414	12,773
Westfield Retail Trust	1,414	3,802
Westpac Banking Corp.	1,712	38,481

		234,505
AUSTRIA — 0.39%
Erste Group Bank AG	136	2,989
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	558	1,796
Raiffeisen International Bank Holding AG	46	1,566
Vienna Insurance Group AG	40	1,728

		8,079
BELGIUM — 0.37%
Ageas	1,536	3,195
Groupe Bruxelles Lambert SA	46	3,336
KBC Groep NV	58	1,101

		7,632
BRAZIL — 0.48%
Banco Santander (Brasil) SA Units SP ADR	1,080	9,850

		9,850
CANADA — 11.41%
Bank of Montreal	369	21,448
Bank of Nova Scotia	616	31,652

Security	Shares	Value
Brookfield Asset Management Inc. Class A	352	$10,681
Brookfield Office Properties Inc.	190	3,280
Canadian Imperial Bank of Commerce	250	19,008
CI Financial Corp.	134	2,882
Fairfax Financial Holdings Ltd.	11	4,464
Great-West Lifeco Inc.	154	3,397
IGM Financial Inc.	88	3,931
Industrial Alliance Insurance and Financial Services Inc.	64	1,691
Intact Financial Corp.	56	3,301
Manulife Financial Corp.	1,074	12,541
National Bank of Canada	104	7,801
Onex Corp.	108	3,737
Power Corp. of Canada	186	4,522
Power Financial Corp.	118	3,146
RioCan Real Estate Investment Trust	99	2,565
Royal Bank of Canada	830	43,344
Sun Life Financial Inc.	340	6,811
TMX Group Inc.	66	2,821
Toronto-Dominion Bank (The)	522	40,361

		233,384
CHILE — 0.28%
Banco Santander (Chile) SA SP ADR	40	3,260
CorpBanca SA SP ADR	110	2,443

		5,703
CHINA — 6.68%
Agricultural Bank of China Ltd. Class H	10,000	4,939
Bank of China Ltd. Class H	39,000	16,748
Bank of Communications Co. Ltd. Class H	4,400	3,529
China CITIC Bank Corp. Ltd. Class H	4,000	2,553
China Construction Bank Corp. Class H	34,100	27,308
China Life Insurance Co. Ltd. Class H	5,000	14,733
China Merchants Bank Co. Ltd. Class H	2,260	4,990
China Minsheng Banking Corp. Ltd. Class H	4,800	4,438
China Overseas Land & Investment Ltd.	2,000	3,729
China Pacific Insurance (Group) Co. Ltd. Class H	800	2,662
China Taiping Insurance Holdings Co. Ltd.[a]	800	1,477
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	1,000	566
Country Garden Holdings Co. Ltd.[c]	4,000	1,718
Evergrande Real Estate Group Ltd.	4,000	1,898
Franshion Properties (China) Ltd.	2,000	487

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Industrial and Commercial Bank of China Ltd. Class H	36,440	$25,517
Longfor Properties Co. Ltd.[c]	2,000	2,631
PICC Property and Casualty Co. Ltd. Class H	2,200	2,900
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	7,918
Poly (Hong Kong) Investments Ltd.[c]	2,000	996
Renhe Commercial Holdings Co. Ltd.	8,000	949
Shui On Land Ltd.	5,000	1,741
Sino-Ocean Land Holdings Ltd.	3,000	1,544
SOHO China Ltd.	1,000	656

		136,627
COLOMBIA — 0.44%
Bancolombia SA SP ADR	146	9,053

		9,053
CZECH REPUBLIC — 0.15%
Komercni Banka AS	16	3,061

		3,061
DENMARK — 0.26%
Danske Bank A/Sa	362	5,291

		5,291
EGYPT — 0.12%
Commercial International Bank SP ADR	608	2,408

		2,408
FINLAND — 0.37%
Pohjola Bank PLC Class A	178	1,900
Sampo OYJ Class A	214	5,642

		7,542
FRANCE — 3.73%
AXA	964	14,645
BNP Paribas SA	552	23,390
CNP Assurances SA	32	432
Credit Agricole SA	492	3,034
Eurazeo	32	1,394
Fonciere des Regions	24	1,588
Gecina SA	20	1,911
Icade	22	1,793
Klepierre	84	2,524
Natixis	294	904
SCOR SE	96	2,417
Societe Generale	376	10,024

Security	Shares	Value

Unibail-Rodamco SE	64	$12,299

		76,355
GERMANY — 4.17%
Allianz SE Registered	271	29,821
Commerzbank AGa	2,152	5,152
Deutsche Bank AG Registered	539	22,850
Deutsche Boerse AGa	144	8,483
Hannover Rueckversicherung AG Registered	44	2,343
Muenchener Rueckversicherungs-Gesellschaft AG Registered	128	16,689

		85,338
GREECE — 0.11%
National Bank of Greece SA SP ADR[a]	602	2,197

		2,197
HONG KONG — 5.74%
AIA Group Ltd.	4,800	16,032
Bank of East Asia Ltd. (The)	1,200	4,898
BOC Hong Kong (Holdings) Ltd.	3,000	7,931
Cheung Kong (Holdings) Ltd.	1,000	13,463
Hang Lung Properties Ltd.	2,000	6,873
Hang Seng Bank Ltd.	500	6,454
Hong Kong Exchanges and Clearing Ltd.	800	13,886
Hopewell Holdings Ltd.	1,000	2,611
Kerry Properties Ltd.	1,000	3,837
Link REIT (The)	2,000	7,286
New World Development Co. Ltd.	2,000	2,192
Sino Land Co. Ltd.	2,200	3,666
Sun Hung Kai Properties Ltd.	1,000	13,850
Swire Pacific Ltd. Class A	500	5,561
Wharf (Holdings) Ltd. (The)	1,000	5,687
Wheelock and Co. Ltd.	1,000	3,192

		117,419
HUNGARY — 0.09%
OTP Bank Nyrt	99	1,766

		1,766
INDIA — 1.63%
Axis Bank Ltd. SP GDR[d]	300	6,495
HDFC Bank Ltd. SP ADR	476	14,770
ICICI Bank Ltd. SP ADR	332	12,022

		33,287

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

INDONESIA — 0.95%
PT Bank Central Asia Tbk	8,000	$7,119
PT Bank Mandiri Tbk	5,556	4,141
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,016
PT Bank Rakyat Indonesia Tbk	8,000	6,096

		19,372
ISRAEL — 0.38%
Bank Hapoalim Ltd.	968	3,377
Bank Leumi le-Israel	870	2,842
Mizrahi Tefahot Bank Ltd.	186	1,629

		7,848
ITALY — 2.16%
Assicurazioni Generali SpA	778	12,150
Banca Carige SpA	758	1,499
Banca Monte dei Paschi di Siena SpA	2,534	962
Banco Popolare SpA	1,134	1,712
Intesa Sanpaolo SpA	5,672	10,840
Mediobanca SpA	444	2,612
UniCredit SpA	2,388	11,848
Unione di Banche Italiane ScpA	562	2,584

		44,207
JAPAN — 10.86%
AEON Credit Service Co. Ltd.	200	3,061
AEON Mall Co. Ltd.	200	4,422
Aozora Bank Ltd.	1,000	2,780
Bank of Yokohama Ltd. (The)	2,000	9,259
Credit Saison Co. Ltd.	200	4,068
Dai-ichi Life Insurance Co. Ltd. (The)	6	6,295
Daiwa Securities Group Inc.	2,000	7,187
Hokuhoku Financial Group Inc.	2,000	3,987
Japan Retail Fund Investment Corp.	3	4,347
Mitsubishi UFJ Financial Group Inc.	8,200	37,532
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,347
Mizuho Financial Group Inc.	14,840	22,382
MS&AD Insurance Group Holdings Inc.	400	8,199
Nishi-Nippon City Bank Ltd. (The)	2,000	5,849
NKSJ Holdings Inc.	200	4,349
Nomura Holdings Inc.	2,400	8,782
Nomura Real Estate Holdings Inc.	200	3,103
NTT Urban Development Corp.	4	2,927
ORIX Corp.	80	7,481
Resona Holdings Inc.	1,200	5,335

Security	Shares	Value

SBI Holdings Inc.	28	$2,115
Seven Bank Ltd.	2,000	4,197
Shinsei Bank Ltd.	2,000	2,256
Sony Financial Holdings Inc.	300	4,985
Sumitomo Mitsui Financial Group Inc.	800	25,443
Sumitomo Mitsui Trust Holdings Inc.	2,980	9,301
T&D Holdings Inc.	400	4,065
Tokio Marine Holdings Inc.	600	15,022

		222,076
MEXICO — 0.46%
Compartamos SAB de CV	1,800	2,114
Grupo Financiero Banorte SAB de CV Series O	1,000	3,995
Grupo Financiero Inbursa SAB de CV Series O	1,600	3,301

		9,410
NETHERLANDS — 1.26%
AEGON NVa	966	4,685
Corio NV	54	2,514
ING Groep NV CVA[a]	2,029	18,481

		25,680
NORWAY — 0.34%
DNB ASA	668	7,058

		7,058
PERU — 0.24%
Credicorp Ltd.	44	5,001

		5,001
PHILIPPINES — 0.73%
Ayala Corp.	384	3,145
Ayala Land Inc.	11,200	4,612
Bank of the Philippine Islands	2,352	3,326
SM Prime Holdings Inc.	10,000	3,824

		14,907
POLAND — 0.56%
Bank Pekao SA	78	3,809
BRE Bank SAa	7	640
Globe Trade Centre SAa	228	747
Powszechna Kasa Oszczednosci Bank Polski SA	308	3,325
Powszechny Zaklad Ubezpieczen SA	28	2,898

		11,419
PORTUGAL — 0.05%
Banco Espirito Santo SA Registered	578	956

		956

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

RUSSIA — 0.88%
Sberbank of Russia SP ADR[a]	1,505	$18,060

		18,060
SINGAPORE — 2.77%
Ascendas Real Estate Investment Trust	4,000	5,940
CapitaLand Ltd.	2,000	4,188
CapitaMall Trust Management Ltd.	4,000	5,447
CapitaMalls Asia Ltd.[c]	2,000	2,110
DBS Group Holdings Ltd.	2,000	21,579
Oversea-Chinese Banking Corp. Ltd.	2,000	13,696
UOL Group Ltd.	1,000	3,663

		56,623
SOUTH AFRICA — 2.04%
Absa Group Ltd.	176	3,346
African Bank Investments Ltd.	560	2,621
FirstRand Ltd.	1,840	5,320
Growthpoint Properties Ltd.	1,168	2,980
Investec Ltd.	262	1,609
MMI Holdings Ltd.	311	724
Nedbank Group Ltd.	120	2,409
Redefine Properties Ltd.	2,118	2,072
Remgro Ltd.	262	4,273
RMB Holdings Ltd.	492	1,836
RMI Holdings	492	946
Sanlam Ltd.	1,040	4,025
Standard Bank Group Ltd.	692	9,508

		41,669
SOUTH KOREA — 1.57%
KB Financial Group Inc. SP ADR	237	8,982
Shinhan Financial Group Co. Ltd. SP ADR	211	16,703
Woori Finance Holdings Co. Ltd. SP ADR[c]	217	6,460

		32,145
SPAIN — 3.70%
Banco Bilbao Vizcaya Argentaria SA	2,592	22,645
Banco de Sabadell SAc	588	2,170
Banco Popular Espanol SAc	579	2,494
Banco Santander SA	5,048	39,318
Bankia SAa	500	2,268
Bankinter SAc	235	1,575
CaixaBank	746	3,752
Mapfre SA	474	1,576

		75,798

Security	Shares	Value

SWEDEN — 2.35%
Industrivarden AB Class C	58	$823
Investor AB Class B	280	5,662
Kinnevik Investment AB Class B	120	2,508
Nordea Bank AB	1,800	15,054
Ratos AB Class B	114	1,437
Skandinaviska Enskilda Banken AB Class A	1,044	6,557
Svenska Handelsbanken AB Class A	320	9,587
Swedbank AB Class A	446	6,399

		48,027
SWITZERLAND — 4.63%
Baloise Holding AG Registered	30	2,303
Credit Suisse Group AG Registered[a]	690	17,918
GAM Holding AGa	154	1,968
Julius Baer Group Ltd.[a]	152	6,182
Pargesa Holding SA Bearer	22	1,544
Swiss Life Holding AG Registered[a]	22	2,186
Swiss Re AGa	203	11,022
UBS AG Registered[a]	2,167	29,526
Zurich Financial Services AG Registered[a]	92	22,110

		94,759
THAILAND — 0.91%
Bangkok Bank PCL NVDR	1,000	4,964
Kasikornbank PCL NVDR	1,400	5,840
Krung Thai Bank PCL NVDR	6,400	3,166
Siam Commercial Bank PCL NVDR	1,200	4,695

		18,665
TURKEY — 0.87%
Akbank TAS	679	2,560
Asya Katilim Bankasi ASa	738	704
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	957
Haci Omer Sabanci Holding AS	506	1,942
Turkiye Garanti Bankasi AS	1,559	5,649
Turkiye Halk Bankasi AS	258	1,704
Turkiye Is Bankasi AS	832	1,742
Turkiye Vakiflar Bankasi TAO Class D	614	1,002
Yapi ve Kredi Bankasi ASa	848	1,580

		17,840
UNITED KINGDOM — 11.65%
3i Group PLC	662	1,928
Admiral Group PLC	110	1,633
Aviva PLC	1,598	8,811

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Barclays PLC	6,563	$22,013
British Land Co. PLC	588	4,534
Capital Shopping Centres Group PLC	360	1,836
Hammerson PLC	496	2,952
HSBC Holdings PLC	10,282	85,947
ICAP PLC	342	1,813
Investec PLC	272	1,613
Land Securities Group PLC	508	5,407
Legal & General Group PLC	3,306	6,020
Lloyds Banking Group PLC[a]	24,640	11,906
London Stock Exchange Group PLC	178	2,444
Man Group PLC	1,106	2,019
Old Mutual PLC	2,347	5,407
Prudential PLC	1,576	17,422
Resolution Ltd.	838	3,612
Royal Bank of Scotland Group PLC[a]	11,136	4,678
RSA Insurance Group PLC	1,990	3,329
Schroders PLC	94	2,151
SEGRO PLC	534	1,852
Standard Chartered PLC	1,437	34,786
Standard Life PLC	1,216	4,179

		238,292

TOTAL COMMON STOCKS (Cost: $2,303,451)		1,989,309

PREFERRED STOCKS — 2.49%

BRAZIL — 2.45%
Banco Bradesco SA SP ADR	1,359	24,299
Itau Unibanco Holding SA SP ADR	1,290	25,748

		50,047
ITALY — 0.04%
Intesa Sanpaolo SpA RNC	551	825

		825

TOTAL PREFERRED STOCKS (Cost: $51,430)		50,872

RIGHTS — 0.04%

SPAIN — 0.04%
Banco Santander SAa	5,048	846

		846

TOTAL RIGHTS (Cost: $761)		846

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f],g	16,152	$16,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[e,f,g]	1,239	1,239
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e],f	432	432

		17,823

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,823)		17,823

TOTAL INVESTMENTS IN SECURITIES —100.64% (Cost: $2,373,465)		2,058,850
Other Assets, Less Liabilities — (0.64)%		(13,189)

NET ASSETS — 100.00%		$2,045,661

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.74%

AUSTRALIA — 3.10%
Cochlear Ltd.	372	$23,483
CSL Ltd.	5,262	174,085
Ramsay Health Care Ltd.	1,176	23,721
Sonic Healthcare Ltd.	3,744	44,684

		265,973
BELGIUM — 0.71%
UCB SA	1,500	61,048

		61,048
CANADA — 1.54%
Valeant Pharmaceuticals International Inc.[a]	2,724	131,902

		131,902
CHINA — 0.55%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	11,049
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	6,000	9,935
Sihuan Pharmaceutical Holdings Group Ltd.	33,000	11,958
Sinopharm Group Co. Ltd. Class H	6,000	14,222

		47,164
DENMARK — 5.41%
Coloplast A/S Class B	234	34,569
Novo Nordisk A/S Class B	3,507	414,975
William Demant Holding A/Sa	171	14,173

		463,717
FINLAND — 0.31%
Orion OYJ Class B	1,380	26,808

		26,808
FRANCE — 9.82%
Essilor International SA	2,196	160,982
Sanofi	9,216	681,265

		842,247
GERMANY — 9.57%
Bayer AG Registered	5,974	418,697
Celesio AG	612	11,805
Fresenius Medical Care AG & Co. KGaA	2,193	156,599
Fresenius SE & Co. KGaA	1,233	125,154
Merck KGaA	873	91,149
QIAGEN NVa	1,062	17,343

		820,747

Security	Shares	Value

HUNGARY — 0.20%
Richter Gedeon Nyrt	105	$17,264

		17,264
INDIA — 0.91%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,566	53,479
Ranbaxy Laboratories Ltd. SP GDR[b]	2,784	24,972

		78,451
INDONESIA — 0.26%
PT Kalbe Farma Tbk	57,212	22,433

		22,433
IRELAND — 0.86%
Elan Corp. PLC[a]	5,511	73,512

		73,512
ISRAEL — 4.21%
Teva Pharmaceutical Industries Ltd.	8,017	361,331

		361,331
JAPAN — 13.38%
Astellas Pharma Inc.	4,500	184,721
Chugai Pharmaceutical Co. Ltd.	300	4,765
Daiichi Sankyo Co. Ltd.	6,600	125,595
Dainippon Sumitomo Pharma Co. Ltd.	1,800	20,750
Eisai Co. Ltd.	2,700	111,718
Hisamitsu Pharmaceutical Co. Inc.	900	39,010
Miraca Holdings Inc.	300	11,225
Mitsubishi Tanabe Pharma Corp.	2,700	38,030
Olympus Corp.	1,800	30,334
Ono Pharmaceutical Co. Ltd.	900	50,754
Otsuka Holdings Co. Ltd.	2,100	59,434
Santen Pharmaceutical Co. Ltd.	900	36,826
Shionogi & Co. Ltd.	300	4,001
Sysmex Corp.	600	19,798
Takeda Pharmaceutical Co. Ltd.	7,200	312,551
Terumo Corp.	1,500	71,902
Tsumura & Co.	900	26,805

		1,148,219
SOUTH AFRICA — 0.89%
Aspen Pharmacare Holdings Ltd.[a]	3,063	39,160
Life Healthcare Group Holdings Ltd.	6,324	17,190
Netcare Ltd.	11,421	19,872

		76,222

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

SPAIN — 0.36%
Grifols SAa,c	1,680	$30,679

		30,679
SWEDEN — 0.77%
Getinge AB Class B	2,427	65,759

		65,759
SWITZERLAND — 26.54%
Actelion Ltd. Registered[a]	1,173	44,963
Lonza Group AG Registered[a]	444	23,991
Novartis AG Registered	18,795	1,017,824
Roche Holding AG Genusschein	5,985	1,013,988
Sonova Holding AG Registered[a]	336	34,364
Straumann Holding AG Registered	66	11,885
Synthes Inc.[b]	759	129,416

		2,276,431
UNITED KINGDOM — 20.35%
AstraZeneca PLC	9,534	459,554
GlaxoSmithKline PLC	43,380	965,228
Shire PLC	6,597	219,243
Smith & Nephew PLC	10,461	101,524

		1,745,549

TOTAL COMMON STOCKS (Cost: $7,959,684)		8,555,456

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	20,097	20,097
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	1,541	1,541
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	612	612

		22,250

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,250)		22,250

Value

TOTAL INVESTMENTS IN SECURITIES —100.00% (Cost: $7,981,934)	$8,577,706
Other Assets, Less Liabilities — 0.00%	194

NET ASSETS — 100.00%	$8,577,900

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.37%

AUSTRALIA — 3.30%
Asciano Group	2,025	$10,115
Brambles Ltd.	3,046	23,534
Campbell Brothers Ltd.	114	6,300
Leighton Holdings Ltd.	366	9,113
Qantas Airways Ltd.[a]	2,340	3,917
QR National Ltd.	2,194	8,651
Sydney Airport	695	1,972
Toll Holdings Ltd.	1,383	7,334
Transurban Group	2,888	16,850

		87,786
BELGIUM — 0.09%
Bekaert NVb	56	2,279

		2,279
BRAZIL —0.45%
Embraer SA SP ADR	433	11,873

		11,873
CANADA — 4.70%
Bombardier Inc. Class B	2,748	12,714
CAE Inc.	420	4,632
Canadian National Railway Co.	780	58,824
Canadian Pacific Railway Ltd.	294	20,964
Finning International Inc.	350	9,559
Ritchie Bros. Auctioneers Inc.	128	3,016
SNC-Lavalin Group Inc.	297	15,291

		125,000
CHILE — 0.53%
LAN Airlines SA SP ADR	560	14,056

		14,056
CHINA — 3.45%
Air China Ltd. Class H	4,000	3,193
Beijing Capital International Airport Co. Ltd. Class H	6,000	3,110
Beijing Enterprises Holdings Ltd.	1,000	5,803
China Communications Construction Co. Ltd. Class H	6,000	5,579
China COSCO Holdings Co. Ltd. Class H	8,500	4,834
China Merchants Holdings (International) Co. Ltd.	2,000	6,654

Security	Shares	Value

China Railway Construction Corp. Ltd. Class H	4,000	$2,600
China Railway Group Ltd. Class H	8,000	2,858
China Rongsheng Heavy Industries Group Holdings Ltd.	6,000	1,880
China Shipping Container Lines Co. Ltd. Class Ha	11,000	2,440
China Shipping Development Co. Ltd. Class H	4,000	2,780
China Southern Airlines Co. Ltd. Class Ha	4,000	2,063
China State Construction International Holdings Ltd.[b]	4,000	3,172
CITIC Pacific Ltd.	3,000	5,749
COSCO Pacific Ltd.	4,000	5,561
CSR Corp Ltd. Class Hb	4,000	2,636
Dongfang Electric Corp. Ltd. Class H	800	2,363
Jiangsu Expressway Co. Ltd. Class H	2,000	1,994
Lonking Holdings Ltd.[b]	5,000	2,057
Metallurgical Corp. of China Ltd. Class H	12,000	2,801
Sany Heavy Equipment International Holdings Co. Ltd.	2,000	1,756
Shanghai Electric Group Co. Ltd. Class H	8,000	3,673
Shanghai Industrial Holdings Ltd.	1,000	3,192
Weichai Power Co. Ltd. Class H	1,000	5,358
Zhejiang Expressway Co. Ltd. Class H	2,000	1,403
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,205
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	3,000	4,039

		91,753
DENMARK — 1.30%
A.P. Moeller-Maersk A/S Class A	1	7,040
A.P. Moeller-Maersk A/S Class B	2	14,749
DSV A/S	435	8,893
Vestas Wind Systems A/Sa	353	3,984

		34,666
EGYPT — 0.40%
Orascom Construction Industries SAE SP GDR	258	10,707

		10,707
FINLAND — 1.07%
Kone OYJ Class B	195	10,624
Metso OYJ	245	10,680
Wartsila OYJ Abp	216	7,284

		28,588

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

FRANCE — 9.10%
Aeroports de Paris	33	$2,439
ALSTOM	405	15,449
Bouygues SA	325	10,106
Bureau Veritas SA	75	5,505
Compagnie de Saint-Gobain	732	32,599
Edenred SA	215	5,224
Eiffage SA	90	2,763
European Aeronautic Defence and Space Co. NV	754	25,347
Groupe Eurotunnel SA	976	8,048
Legrand SA	300	10,356
Safran SA	271	8,450
Schneider Electric SA	836	51,961
Societe BIC SA	13	1,159
Thales SA	190	6,505
Vallourec SA	214	14,463
Vinci SA	793	36,810
Wendel	68	5,066

		242,250
GERMANY — 7.73%
Brenntag AG	42	4,395
Deutsche Lufthansa AG Registered	472	6,528
Deutsche Post AG Registered	1,476	24,538
Fraport AG	89	5,334
GEA Group AG	365	11,732
Hochtief AG	111	7,163
MAN SE	127	13,360
Siemens AG Registered	1,407	132,870

		205,920
HONG KONG — 2.17%
Cathay Pacific Airways Ltd.	2,000	3,962
Hutchison Whampoa Ltd.	4,000	38,042
MTR Corp. Ltd.	2,500	8,334
NWS Holdings Ltd.	3,000	4,859
Orient Overseas International Ltd.	500	2,611

		57,808
INDIA — 0.75%
Larsen & Toubro Ltd. SP GDR[c]	751	19,962

		19,962

Security	Shares	Value

INDONESIA — 0.82%
PT United Tractors Tbk	6,954	$21,929

		21,929
ISRAEL — 0.08%
Delek Group Ltd. (The)	5	1,068
Elbit Systems Ltd.	27	1,126

		2,194
ITALY — 1.18%
Atlantia SpA	539	8,396
Fiat Industrial SpA[a]	1,311	12,854
Finmeccanica SpA	895	4,030
Prysmian SpA	414	6,222

		31,502
JAPAN — 29.93%
All Nippon Airways Co. Ltd.	1,000	2,911
Amada Co. Ltd.	1,000	6,911
Asahi Glass Co. Ltd.	2,000	16,289
Central Japan Railway Co.	2	17,180
Dai Nippon Printing Co. Ltd.	1,000	10,754
Daikin Industries Ltd.	400	11,593
East Japan Railway Co.	600	38,833
FANUC Corp.	300	50,400
Fuji Electric Holdings Co. Ltd.	2,000	5,272
Furukawa Electric Co. Ltd.	2,000	5,325
GS Yuasa Corp.	1,000	5,889
Hino Motors Ltd.	1,000	6,413
Hitachi Construction Machinery Co. Ltd.	200	3,961
IHI Corp.	3,000	7,869
ITOCHU Corp.	2,600	28,268
Japan Steel Works Ltd. (The)	1,000	8,079
JS Group Corp.	400	8,268
JTEKT Corp.	500	5,351
Kajima Corp.	2,000	6,767
Kawasaki Heavy Industries Ltd.	3,000	8,813
Kawasaki Kisen Kaisha Ltd.	2,000	3,777
Keikyu Corp.	1,000	9,154
Keio Corp.	1,000	7,371
Keisei Electric Railway Co. Ltd.	1,000	7,528
Kintetsu Corp.[b]	2,000	8,052
Komatsu Ltd.	1,800	50,731
Kubota Corp.	2,000	18,046
Kurita Water Industries Ltd.	200	5,430

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Mabuchi Motor Co. Ltd.	100	$4,282
Makita Corp.	200	7,546
Marubeni Corp.	3,000	20,695
Mitsubishi Corp.	2,400	54,736
Mitsubishi Electric Corp.	3,000	26,912
Mitsubishi Heavy Industries Ltd.	6,000	27,462
Mitsui & Co. Ltd.	3,000	50,912
Mitsui O.S.K. Lines Ltd.	2,000	7,554
Nabtesco Corp.	200	4,249
Nidec Corp.	200	19,148
Nippon Express Co. Ltd.	1,000	4,000
Nippon Sheet Glass Co. Ltd.	2,000	4,039
Nippon Yusen K.K.	3,000	7,593
NSK Ltd.	1,000	7,436
NTN Corp.	1,000	4,118
Obayashi Corp.	1,000	4,826
Odakyu Electric Railway Co. Ltd.	1,000	9,928
Secom Co. Ltd.	300	14,026
Shimizu Corp.	2,000	9,154
SMC Corp.	100	17,351
Sojitz Corp.	2,900	4,982
Sumitomo Corp.	1,900	27,285
Sumitomo Electric Industries Ltd.	1,400	16,855
Sumitomo Heavy Industries Ltd.	1,000	6,400
Taisei Corp.	2,000	5,534
THK Co. Ltd.	300	6,445
Tobu Railway Co. Ltd.	1,000	5,233
Tokyu Corp.	1,000	4,918
Toppan Printing Co. Ltd.	1,000	8,000
TOTO Ltd.	1,000	8,144
Toyota Tsusho Corp.	400	7,580
Ushio Inc.	300	4,371
West Japan Railway Co.	200	8,472
Yamato Holdings Co. Ltd.	700	11,576

		796,997
MEXICO — 1.08%
Alfa SAB de CV Series A	1,100	14,480
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	6,763
Grupo Carso SAB de CV Series A1	2,500	7,490

		28,733

Security	Shares	Value

NETHERLANDS — 2.15%
Koninklijke Philips Electronics NV	1,630	$32,966
Randstad Holding NV	228	7,781
Royal Boskalis Westminster NV CVA	146	5,661
Royal Vopak NV	108	5,873
TNT Express NV	585	4,900

		57,181
NEW ZEALAND — 0.75%
Auckland International Airport Ltd.	9,856	19,996

		19,996
NORWAY — 0.44%
Orkla ASA	1,453	11,794

		11,794
PHILIPPINES — 0.94%
Aboitiz Equity Ventures Inc.	4,000	3,899
Alliance Global Group Inc.	12,300	3,155
International Container Terminal Services Inc.	2,100	2,745
SM Investments Corp.	1,060	15,349

		25,148
SINGAPORE — 4.44%
ComfortDelGro Corp. Ltd.	5,000	5,912
COSCO Corp. (Singapore) Ltd.[b]	5,000	4,698
Fraser and Neave Ltd.	2,000	10,813
Hutchison Port Holdings Trust	12,000	9,000
Keppel Corp. Ltd.	3,600	31,102
Neptune Orient Lines Ltd.	4,000	4,141
Noble Group Ltd.	9,000	9,675
SembCorp Industries Ltd.	3,000	11,419
SembCorp Marine Ltd.	2,000	7,915
Singapore Airlines Ltd.	1,000	8,839
Singapore Technologies Engineering Ltd.	4,000	9,396
Yangzijiang Shipbuilding (Holdings) Ltd.	6,000	5,279

		118,189
SOUTH AFRICA — 0.96%
Aveng Ltd.	937	4,177
Barloworld Ltd.	462	5,186
Bidvest Group Ltd.	586	12,611
Reunert Ltd.	414	3,459

		25,433

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

SPAIN — 1.52%
Abertis Infraestructuras SA	569	$9,594
Actividades de Construcciones y Servicios SA	253	7,809
Ferrovial SA	973	11,400
Fomento de Construcciones y Contratas SAb	119	2,798
International Consolidated Airlines Group SAa	1,863	5,195
Zardoya Otis SA	260	3,710

		40,506
SWEDEN — 7.07%
Alfa Laval AB	739	15,118
Assa Abloy AB Class B	612	16,591
Atlas Copco AB Class A	1,329	31,559
Atlas Copco AB Class B	705	14,888
Sandvik AB	1,979	29,208
Scania AB Class B	667	11,480
Securitas AB Class B	751	7,042
Skanska AB Class B	826	14,411
SKF AB Class B	757	17,843
Volvo AB Class B	2,324	30,016

		188,156
SWITZERLAND — 5.26%
ABB Ltd. Registered[a]	3,720	77,749
Adecco SA Registered[a]	217	10,296
Geberit AG Registered[a]	63	13,023
Kuehne & Nagel International AG Registered	74	9,310
Schindler Holding AG Participation Certificates	63	7,324
Schindler Holding AG Registered	30	3,497
SGS SA Registered	8	14,372
Sulzer AG Registered	36	4,510

		140,081
TURKEY — 0.61%
Enka Insaat ve Sanayi AS	1,643	4,516
KOC Holding AS	1,556	6,078
TAV Havalimanlari Holding ASa	902	4,073
Turk Hava Yollari AOa	1,247	1,654

		16,321
UNITED KINGDOM — 7.10%
Aggreko PLC	342	11,307
Babcock International Group PLC	457	5,261
BAE Systems PLC	4,756	23,101
Balfour Beatty PLC	925	3,999

Security	Shares	Value

Bunzl PLC	525	$7,133
Capita PLC	773	7,502
Cobham PLC	853	2,465
Experian PLC	1,678	22,759
G4S PLC	2,016	8,574
Intertek Group PLC	174	5,799
Invensys PLC	1,703	5,434
Meggitt PLC	1,308	7,493
Rolls-Royce Holdings PLC[a]	3,055	35,458
Serco Group PLC	556	4,457
Smiths Group PLC	618	9,362
Weir Group PLC (The)	326	10,057
Wolseley PLC	543	18,826

		188,987

TOTAL COMMON STOCKS (Cost: $2,476,362)		2,645,795

PREFERRED STOCKS — 0.39%

BRAZIL — 0.39%
GOL Linhas Aereas Inteligentes SA SP ADR	681	4,699
TAM SA SP ADR	270	5,848

		10,547

TOTAL PREFERRED STOCKS (Cost: $12,119)		10,547

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	18,700	18,700
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	1,434	1,434
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,369	1,369

		21,503

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,503)		21,503

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES —100.57% (Cost: $2,509,984)	$2,677,845
Other Assets, Less Liabilities — (0.57)%	(15,230)

NET ASSETS — 100.00%	$2,662,615

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

AUSTRALIA — 0.55%
Computershare Ltd.	1,769	$14,382

		14,382
BRAZIL — 1.64%
Cielo SA SP ADR	1,456	43,141

		43,141
CANADA — 1.91%
CGI Group Inc. Class Aa	781	15,770
Open Text Corp.[a]	216	10,946
Research In Motion Ltd.[a]	1,415	23,592

		50,308
CHINA — 4.88%
Alibaba.com Ltd.[a,b]	6,000	6,468
GCL-Poly Energy Holdings Ltd.[b]	27,000	9,297
Kingboard Chemical Holdings Co. Ltd.	1,500	5,174
Lenovo Group Ltd.	24,000	19,220
Semiconductor Manufacturing International Corp.[a]	75,000	3,965
Tencent Holdings Ltd.	3,100	75,836
ZTE Corp. Class H	3,080	8,381

		128,341
FINLAND — 2.01%
Nokia OYJ	10,570	52,828

		52,828
FRANCE — 3.02%
Alcatel-Lucent[a]	7,629	13,572
AtoS	198	9,958
Cap Gemini SA	499	18,231
Dassault Systemes SA	215	17,838
Neopost SA	103	7,281
STMicroelectronics NV	1,898	12,622

		79,502
GERMANY — 7.60%
Infineon Technologies AG	3,762	34,354
SAP AG	2,553	154,367
United Internet AG Registered	590	11,029

		199,750

Security	Shares	Value

HONG KONG — 0.80%
ASM Pacific Technology Ltd.	1,000	$12,870
Foxconn International Holdings Ltd.[a]	12,000	8,264

		21,134
INDIA — 4.04%
Infosys Ltd. SP ADR	1,535	84,410
Wipro Ltd. SP ADR	2,003	21,792

		106,202
ISRAEL — 0.38%
NICE Systems Ltd.[a]	277	10,004

		10,004
JAPAN — 29.51%
Advantest Corp.	400	4,590
Brother Industries Ltd.	700	9,428
Canon Inc.	3,200	138,072
Citizen Holdings Co. Ltd.	800	4,858
Dena Co. Ltd.	300	7,590
Elpida Memory Inc.[a,b]	300	1,271
FUJIFILM Holdings Corp.	1,300	30,808
Fujitsu Ltd.	5,000	26,689
Gree Inc.	300	8,656
Hamamatsu Photonics K.K.	200	7,187
Hirose Electric Co. Ltd.	100	9,600
Hitachi High-Technologies Corp.	200	4,378
Hitachi Ltd.	13,000	72,630
Hoya Corp.	1,200	25,432
IBIDEN Co. Ltd.	400	8,157
Itochu Techno-Solutions Corp.	100	4,623
Keyence Corp.	100	24,905
Konami Corp.	300	7,908
Konica Minolta Holdings Inc.	1,500	10,918
Kyocera Corp.	500	42,623
Murata Manufacturing Co. Ltd.	600	34,348
NEC Corp.[a]	10,000	19,934
Nintendo Co. Ltd.	300	40,682
Nippon Electric Glass Co. Ltd.	1,000	8,708
Nomura Research Institute Ltd.	300	6,826
NTT Data Corp.	3	9,828
Omron Corp.	600	12,094
Oracle Corp. Japan	100	3,499
Ricoh Co. Ltd.	2,000	16,866
Rohm Co. Ltd.	300	14,872

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Seiko Epson Corp.	400	$5,099
Shimadzu Corp.	1,000	8,708
Square Enix Holdings Co. Ltd.	200	4,026
Sumco Corp.[a]	300	2,569
TDK Corp.	400	19,069
Tokyo Electron Ltd.	500	28,459
Toshiba Corp.	12,000	50,833
Trend Micro Inc.[a]	300	9,529
Yahoo! Japan Corp.	40	12,212
Yaskawa Electric Corp.	1,000	8,826
Yokogawa Electric Corp.[a]	900	8,888

		776,198
NETHERLANDS — 2.20%
ASML Holding NV	1,344	57,769

		57,769
POLAND — 0.21%
Asseco Poland SA	383	5,554

		5,554
SOUTH KOREA — 14.02%
LG Display Co. Ltd. SP ADR[a]	4,221	54,409
Samsung Electronics Co. Ltd. SP GDR[b,c]	638	314,215

		368,624
SPAIN — 0.76%
Amadeus IT Holding SA Class A	882	15,125
Indra Sistemas SAb	375	4,941

		20,066
SWEDEN — 3.75%
Hexagon AB Class B	1,057	18,193
Telefonaktiebolaget LM Ericsson Class B	8,656	80,402

		98,595
TAIWAN — 20.38%
Advanced Semiconductor Engineering Inc. SP ADR	13,416	70,702
AU Optronics Corp. SP ADR	6,950	36,627
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	19,205	124,833
Siliconware Precision Industries Co. Ltd. SP ADR	7,255	40,991
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	210,172
United Microelectronics Corp. SP ADR	19,388	52,541

		535,866

Security	Shares	Value

UNITED KINGDOM — 2.19%
ARM Holdings PLC	4,240	$40,781
Sage Group PLC (The)	3,625	16,767

		57,548

TOTAL COMMON STOCKS (Cost: $2,578,109)		2,625,812

SHORT-TERM INVESTMENTS — 6.59%

MONEY MARKET FUNDS — 6.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	160,855	160,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	12,335	12,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	192	192

		173,382

TOTAL SHORT-TERM INVESTMENTS (Cost: $173,382)		173,382

TOTAL INVESTMENTS IN SECURITIES — 106.44% (Cost: $2,751,491)		2,799,194
Other Assets, Less Liabilities — (6.44)%		(169,387)

NET ASSETS — 100.00%		$2,629,807

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 95.92%

AUSTRALIA — 14.02%
Alumina Ltd.	3,617	$4,920
Amcor Ltd.	2,236	16,729
BHP Billiton Ltd.	5,168	205,851
Boral Ltd.	1,258	5,401
Fortescue Metals Group Ltd.	1,875	10,063
Iluka Resources Ltd.	656	12,772
Incitec Pivot Ltd.	2,945	10,047
James Hardie Industries SE	831	6,261
Lynas Corp. Ltd.[a]	2,650	3,732
Newcrest Mining Ltd.	1,245	44,616
Orica Ltd.	648	17,044
OZ Minerals Ltd.	435	5,044
Rio Tinto Ltd.	703	51,670
Sims Metal Management Ltd.	233	3,727

		397,877
AUSTRIA — 0.25%
voestalpine AG	218	7,153

		7,153
BELGIUM — 0.76%
Solvay SA	111	10,955
Umicore	229	10,655

		21,610
BRAZIL — 2.37%
Companhia Siderurgica Nacional SA SP ADR	1,550	15,919
Fibria Celulose SA SP ADR	427	3,412
Vale SA SP ADR	1,901	48,095

		67,426
CANADA — 14.27%
Agnico-Eagle Mines Ltd.	253	9,483
Agrium Inc.	259	20,876
Barrick Gold Corp.	1,613	79,552
Centerra Gold Inc.	246	4,869
Eldorado Gold Corp.	819	12,405
First Quantum Minerals Ltd.	620	13,577
Franco-Nevada Corp.	191	8,628
Goldcorp Inc.	1,203	58,180
IAMGOLD Corp.	609	10,160
Inmet Mining Corp.	62	4,142
Ivanhoe Mines Ltd.[a]	413	6,659

Security	Shares	Value

Kinross Gold Corp.	1,698	$19,184
New Gold Inc.[a]	650	7,609
Osisko Mining Corp.[a]	508	6,058
Pan American Silver Corp.	142	3,258
Potash Corp. of Saskatchewan Inc.	1,452	68,021
Silver Wheaton Corp.	546	19,475
Teck Resources Ltd. Class B	790	33,495
Yamana Gold Inc.	1,124	19,446

		405,077
CHILE — 0.95%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	457	26,844

		26,844
CHINA — 2.93%
Aluminum Corp. of China Ltd. Class Hb	8,000	3,900
Angang New Steel Co. Ltd. Class H	4,000	2,878
Anhui Conch Cement Co. Ltd. Class H	3,000	10,136
BBMG Corp. Class H	3,000	2,286
China BlueChemical Ltd. Class H	8,000	6,077
China Molybdenum Co. Ltd. Class H	2,000	993
China National Building Material Co. Ltd. Class H	6,000	7,258
China Resources Cement Holdings Ltd.	4,000	2,889
China Shanshui Cement Group Ltd.	4,000	2,940
Dongyue Group Ltd.	2,000	1,671
Fosun International Ltd.	5,000	3,043
Huabao International Holdings Ltd.	5,000	3,398
Jiangxi Copper Co. Ltd. Class H	4,000	10,183
Lee & Man Paper Manufacturing Ltd.	2,000	818
Nine Dragons Paper (Holdings) Ltd.	7,000	4,721
Shougang Fushan Resources Group Ltd.	6,000	2,414
Sinofert Holdings Ltd.[b]	6,000	1,733
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	3,546
Yingde Gases Group Co. Ltd.	1,500	1,731
Zhaojin Mining Industry Co. Ltd. Class H	3,500	6,283
Zijin Mining Group Co. Ltd. Class H	10,000	4,397

		83,295
DENMARK — 0.47%
Novozymes A/S Class B	470	13,241

		13,241

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

FINLAND — 0.48%
Stora Enso OYJ Class R	549	$3,910
UPM-Kymmene OYJ	758	9,724

		13,634
FRANCE — 4.04%
ArcelorMittal	1,334	26,867
Arkema SA	86	6,955
Imerys SA	72	4,012
L’Air Liquide SA	501	63,104
Lafarge SA	336	13,699

		114,637
GERMANY — 7.86%
BASF SE	1,555	119,651
HeidelbergCement AG	236	11,608
K+S AG	268	12,789
LANXESS AG	69	4,498
Linde AG	322	51,130
Salzgitter AG	68	4,065
ThyssenKrupp AG	569	16,141
Wacker Chemie AGb	34	3,119

		223,001
INDIA — 0.66%
Sterlite Industries (India) Ltd. SP ADR	2,035	18,620

		18,620
INDONESIA — 0.74%
PT Aneka Tambang Tbk	11,000	2,300
PT Indocement Tunggal Prakarsa Tbk	4,000	7,542
PT Semen Gresik (Persero) Tbk	6,500	8,170
PT Vale Indonesia Tbk	6,500	2,892

		20,904
IRELAND — 0.64%
CRH PLC	923	18,293

		18,293
ISRAEL — 0.48%
Israel Chemicals Ltd.	961	10,071
Israel Corp. Ltd. (The)	6	3,660

		13,731
JAPAN — 8.92%
Asahi Kasei Corp.	2,000	12,643
Denki Kagaku Kogyo K.K.	1,000	3,948
Hitachi Chemical Co. Ltd.	200	3,520

Security	Shares	Value

JFE Holdings Inc.	700	$12,485
JSR Corp.	300	6,130
Kaneka Corp.	1,000	5,587
Kansai Paint Co. Ltd.	1,000	9,429
Kobe Steel Ltd.	4,000	6,557
Kuraray Co. Ltd.	700	10,163
Maruichi Steel Tube Ltd.	100	2,336
Mitsubishi Chemical Holdings Corp.	2,000	11,226
Mitsubishi Gas Chemical Co. Inc.	1,000	5,639
Mitsubishi Materials Corp.	2,000	6,243
Mitsui Chemicals Inc.	2,000	6,321
Nippon Paper Group Inc.	100	2,140
Nippon Steel Corp.	7,000	17,167
Nisshin Steel Co. Ltd.	1,000	1,548
Nitto Denko Corp.	300	10,639
Oji Paper Co. Ltd.	1,000	5,141
Shin-Etsu Chemical Co. Ltd.	700	36,354
Showa Denko K.K.	3,000	6,531
Sumitomo Chemical Co. Ltd.	3,000	12,079
Sumitomo Metal Industries Ltd.	5,000	8,918
Sumitomo Metal Mining Co. Ltd.	1,000	14,413
Teijin Ltd.	2,000	6,479
Toray Industries Inc.	2,000	15,003
Tosoh Corp.	1,000	2,820
Toyo Seikan Kaisha Ltd.	200	2,961
Ube Industries Ltd.	2,000	5,744
Yamato Kogyo Co. Ltd.	100	3,144

		253,308
MEXICO — 2.12%
Cemex SAB de CV CPO[a]	22,404	15,216
Grupo Mexico SAB de CV Series B	7,337	23,425
Industrias Penoles SAB de CV	230	11,032
Mexichem SAB de CV	2,400	8,320
Minera Frisco SAB de CV Series A1[a]	500	2,263

		60,256
NETHERLANDS — 1.42%
Akzo Nobel NV	442	23,011
Koninklijke DSM NV	339	17,407

		40,418
NEW ZEALAND — 0.43%
Fletcher Building Ltd.	2,294	12,360

		12,360

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

NORWAY — 0.78%
Norsk Hydro ASA	1,494	$7,906
Yara International ASA	357	14,388

		22,294
PERU — 0.93%
Compania de Minas Buenaventura SA SP ADR	346	14,844
Southern Copper Corp.	331	11,482

		26,326
POLAND — 0.37%
Jastrzebska Spolka Weglowa SAa	67	2,200
KGHM Polska Miedz SA	192	8,304

		10,504
PORTUGAL — 0.23%
CIMPOR—Cimentos de Portugal SGPS SA	953	6,425

		6,425
RUSSIA — 1.70%
Mechel OAO SP ADR	336	3,726
MMC Norilsk Nickel OJSC SP ADR	984	18,903
Novolipetsk Steel OJSC SP GDR[c]	277	6,825
Severstal OAO SP GDR[c]	442	6,356
Uralkali OJSC SP GDR[c]	351	12,475

		48,285
SOUTH AFRICA — 3.80%
African Rainbow Minerals Ltd.	141	3,332
Anglo American Platinum Ltd.	98	6,961
AngloGold Ashanti Ltd.	628	28,907
ArcelorMittal South Africa Ltd.	208	1,819
Exxaro Resources Ltd.	203	5,023
Gold Fields Ltd.	1,160	19,187
Harmony Gold Mining Co. Ltd.	614	7,488
Impala Platinum Holdings Ltd.	814	17,919
Kumba Iron Ore Ltd.	140	9,626
Northam Platinum Ltd.	201	869
Pretoria Portland Cement Co. Ltd.	791	2,868
Sappi Ltd.[a]	1,165	3,854

		107,853
SOUTH KOREA — 2.07%
POSCO SP ADR	639	58,635

		58,635

Security	Shares	Value

SPAIN — 0.17%
Acerinox SAb	336	$4,759

		4,759
SWEDEN — 1.18%
Boliden AB	512	8,744
Holmen AB Class B	145	4,193
SSAB AB Class A	347	3,628
Svenska Cellulosa AB Class B	1,013	16,900

		33,465
SWITZERLAND — 3.34%
Givaudan SA Registered[a]	16	14,954
Holcim Ltd. Registered[a]	408	23,271
Sika AG Bearer	4	8,265
Syngenta AG Registered[a]	160	48,438

		94,928
THAILAND — 1.01%
Indorama Ventures PCL NVDR	3,800	3,932
PTT Global Chemical PCL NVDR[a]	4,717	10,143
Siam Cement PCL NVDR	1,300	14,545

		28,620
TURKEY — 0.34%
Eregli Demir ve Celik Fabrikalari TAS	3,139	6,893
Koza Altin Isletmeleri AS	149	2,649

		9,542
UNITED KINGDOM — 16.19%
Anglo American PLC	2,067	85,590
Antofagasta PLC	576	11,753
BHP Billiton PLC	3,424	114,711
Eurasian Natural Resources Corp.	100	1,090
Fresnillo PLC	248	6,794
Glencore International PLC[b]	700	4,542
Johnson Matthey PLC	365	11,814
Kazakhmys PLC	273	4,894
Lonmin PLC	237	3,860
Randgold Resources Ltd.	136	15,377
Rexam PLC	1,408	8,310
Rio Tinto PLC	2,216	133,059
Vedanta Resources PLC	175	3,300

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Xstrata PLC	3,215	$54,514

		459,608

TOTAL COMMON STOCKS
(Cost: $2,478,913)		2,722,929

PREFERRED STOCKS — 3.88%

BRAZIL — 3.88%
Bradespar SA	120	2,369
Braskem SA Class A SP ADR	370	6,667
Gerdau SA SP ADR	1,669	15,856
Vale SA Class A SP ADR	3,524	85,316

		110,208

TOTAL PREFERRED STOCKS
(Cost: $108,550)		110,208

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	16,487	16,487
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	1,264	1,264
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	702	702

		18,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,453)		18,453

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $2,605,916)		2,851,590
Other Assets, Less Liabilities — (0.45)%		(12,862)

NET ASSETS —100.00%		$2,838,728

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.15%

AUSTRALIA — 1.77%
Telstra Corp. Ltd.	13,094	$46,339

		46,339
AUSTRIA — 0.47%
Telekom Austria AG	1,052	12,270

		12,270
BELGIUM — 0.71%
Belgacom SA	445	13,902
Mobistar SA	91	4,555

		18,457
BRAZIL — 0.55%
Tim Participacoes SA SP ADR	503	14,512

		14,512
CANADA — 4.79%
BCE Inc.	852	34,731
Bell Aliant Inc.	224	6,272
Rogers Communications Inc. Class B	1,219	46,859
TELUS Corp.	200	11,272
TELUS Corp. NVS	485	25,994

		125,128
CHINA — 9.46%
China Communications Services Corp. Ltd. Class H	12,000	5,354
China Mobile Ltd.	18,000	184,074
China Telecom Corp. Ltd. Class H	44,000	24,739
China Unicom (Hong Kong) Ltd.[a]	18,000	33,147

		247,314
CZECH REPUBLIC — 0.24%
Telefonica O2 Czech Republic AS	314	6,268

		6,268
DENMARK — 0.35%
TDC A/S	1,170	9,127

		9,127
EGYPT — 0.49%
Orascom Telecom Holding SAE SP GDR[b,c]	3,253	9,954
Orascom Telecom Media and Technology Holding SAE SP GDR[b,c]	3,253	2,941

		12,895

Security	Shares	Value

FINLAND — 0.36%
Elisa OYJ	449	$9,451

		9,451
FRANCE — 6.41%
France Telecom SA	5,515	82,771
Iliad SA	68	8,223
Vivendi SA	3,658	76,616

		167,610
GERMANY — 3.56%
Deutsche Telekom AG Registered	8,270	93,081

		93,081
GREECE — 0.10%
Hellenic Telecommunications Organization SA SP ADR	1,333	2,559

		2,559
HONG KONG — 0.23%
HKT Trust and HKT Ltd.[b]	391	251
PCCW Ltd.	18,000	5,687

		5,938
HUNGARY — 0.14%
Magyar Telekom Telecommunications PLC	1,587	3,773

		3,773
INDONESIA — 1.20%
PT Indosat Tbk	6,500	3,940
PT Telekomunikasi Indonesia Tbk	32,500	24,764
PT XL Axiata Tbk	5,500	2,738

		31,442
ISRAEL — 0.60%
Bezeq The Israel Telecommunication Corp. Ltd.	5,966	10,351
Cellcom Israel Ltd.	231	3,360
Partner Communications Co. Ltd.	250	2,071

		15,782
ITALY — 1.08%
Telecom Italia SpA	27,697	28,190

		28,190
JAPAN — 10.75%
KDDI Corp.	9	57,010
Nippon Telegraph and Telephone Corp.	1,400	69,954
NTT DoCoMo Inc.	46	81,684
SoftBank Corp.	2,600	72,391

		281,039

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

MEXICO — 5.23%
America Movil SAB de CV Series L	117,400	$136,713

		136,713
MOROCCO — 0.45%
Maroc Telecom	710	11,683

		11,683
NETHERLANDS — 1.81%
Koninklijke KPN NV	4,318	47,368

		47,368
NEW ZEALAND — 0.43%
Telecom Corp. of New Zealand Ltd.	6,463	11,189

		11,189
NORWAY — 1.34%
Telenor ASA	2,140	34,941

		34,941
PHILIPPINES — 0.74%
Globe Telecom Inc.	250	6,791
Philippine Long Distance Telephone Co.	195	12,441

		19,232
POLAND — 0.45%
Telekomunikacja Polska SA	2,194	11,759

		11,759
RUSSIA — 2.00%
Mobile TeleSystems OJSC SP ADR	1,626	27,252
Rostelecom OJSC SP ADR[b]	700	20,300
Sistema JSFC SP GDR[c]	249	4,830

		52,382
SINGAPORE — 2.80%
Singapore Telecommunications Ltd.	26,000	64,179
StarHub Ltd.	4,000	9,014

		73,193
SOUTH AFRICA — 3.95%
MTN Group Ltd.	4,984	85,121
Telkom South Africa Ltd.	992	3,752
Vodacom Group Ltd.	1,164	14,380

		103,253
SOUTH KOREA — 0.55%
KT Corp. SP ADR[b]	308	4,586
SK Telecom Co. Ltd. SP ADR	702	9,835

		14,421

Security	Shares	Value

SPAIN — 8.17%
Telefonica SA	12,246	$213,688

		213,688
SWEDEN — 3.13%
Millicom International Cellular SA SDR	235	23,209
Tele2 AB Class B	931	17,747
TeliaSonera AB	6,169	40,994

		81,950
SWITZERLAND — 1.18%
Swisscom AG Registered	78	30,815

		30,815
TAIWAN — 1.73%
Chunghwa Telecom Co. Ltd. SP ADR	1,400	45,374

		45,374
THAILAND — 0.62%
Advanced Information Service PCL NVDR	3,300	16,113

		16,113
TURKEY — 0.81%
Turk Telekomunikasyon AS	1,879	8,421
Turkcell Iletisim Hizmetleri ASb	2,483	12,782

		21,203
UNITED KINGDOM — 18.50%
BT Group PLC	22,739	73,023
Inmarsat PLC	1,248	7,885
Vodafone Group PLC	149,410	402,706

		483,614

TOTAL COMMON STOCKS
(Cost: $2,458,207)		2,540,066

PREFERRED STOCKS — 1.97%

BRAZIL — 1.37%
Brasil Telecom SA SP ADR	292	5,478
Tele Norte Leste Participacoes SA SP ADR	679	6,376
Telefonica Brasil SA SP ADR	861	23,970

		35,824
ITALY — 0.60%
Telecom Italia SpA RNC	18,666	15,626

		15,626

TOTAL PREFERRED STOCKS
(Cost: $46,386)		51,450

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

RIGHTS — 0.00%

CHINA — 0.00%
China Communications Services Corp. Ltd. Class Hb	2,400	$84

		84

TOTAL RIGHTS
(Cost: $0)		84

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	10,811	10,811
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	829	829
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	645	645

		12,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,285)		12,285

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $2,516,878)		2,603,885
Other Assets, Less Liabilities — 0.41%		10,751

NET ASSETS — 100.00%		$2,614,636

NVDR  — Non-Voting Depositary Receipts

NVS  — Non-Voting Shares

SDR  — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.23%

AUSTRALIA — 1.80%
AGL Energy Ltd.	1,933	$29,972
SP AusNet	8,133	8,341

		38,313
AUSTRIA — 0.45%
Verbund AG	357	9,706

		9,706
BRAZIL — 2.54%
Centrais Eletricas Brasileiras SA SP ADR	1,327	13,549
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	314	20,689
CPFL Energia SA SP ADR	671	19,895

		54,133
CANADA — 3.26%
Canadian Utilities Ltd. Class A	355	21,367
Fortis Inc.	849	28,268
TransAlta Corp.	974	19,774

		69,409
CHILE — 2.40%
Empresa Nacional de Electricidad SA SP ADR	555	26,024
Enersis SA SP ADR	1,374	25,158

		51,182
CHINA — 2.60%
China Gas Holdings Ltd.	14,000	6,518
China Longyuan Power Group Corp. Ltd. Class H	8,000	6,076
China Resources Gas Group Ltd.	2,000	2,883
China Resources Power Holdings Co. Ltd.	6,000	11,715
Datang International Power Generation Co. Ltd. Class H	24,000	8,016
ENN Energy Holdings Ltd.	2,000	6,074
Guangdong Investment Ltd.	12,000	6,948
Huaneng Power International Inc. Class H	12,000	7,289

		55,519
CZECH REPUBLIC — 1.12%
CEZ AS	592	23,941

		23,941
FINLAND — 1.72%
Fortum OYJ	1,665	36,617

		36,617

Security	Shares	Value

FRANCE — 8.39%
Electricite de France	898	$20,713
GDF Suez	4,639	126,008
Suez Environnement SA	1,202	15,398
Veolia Environnement	1,479	16,821

		178,940
GERMANY — 10.03%
E.ON AG	6,727	143,934
RWE AG	1,823	69,778

		213,712
HONG KONG — 7.63%
Cheung Kong Infrastructure Holdings Ltd.	2,000	11,387
CLP Holdings Ltd.	7,500	61,416
Hong Kong and China Gas Co. Ltd. (The)	19,600	46,507
Power Assets Holdings Ltd.	6,000	43,291

		162,601
INDIA — 1.11%
GAIL (India) Ltd. SP GDR[b]	520	23,608

		23,608
INDONESIA — 0.98%
PT Perusahaan Gas Negara Tbk	55,500	20,836

		20,836
ITALY — 7.54%
A2A SpA	4,032	3,840
Enel Green Power SpA	6,488	12,927
Enel SpA	24,373	99,736
Snam Rete Gas SpA	5,889	26,565
Terna SpA	4,790	17,569

		160,637
JAPAN — 13.79%
Chubu Electric Power Co. Inc.	2,500	45,967
Chugoku Electric Power Co. Inc. (The)	1,100	20,110
Electric Power Development Co. Ltd.	400	10,618
Hokkaido Electric Power Co. Inc.	700	9,970
Hokuriku Electric Power Co.	600	11,638
Kansai Electric Power Co. Inc. (The)	2,800	45,057
Kyushu Electric Power Co. Inc.	1,500	21,541
Osaka Gas Co. Ltd.	7,000	28,092
Shikoku Electric Power Co. Inc.	700	20,279
Toho Gas Co. Ltd.	1,000	6,479
Tohoku Electric Power Co. Inc.	1,800	16,973

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

Tokyo Electric Power Co. Inc. (The)[a]	5,700	$15,624
Tokyo Gas Co. Ltd.	9,000	41,547

		293,895
NEW ZEALAND — 0.29%
Contact Energy Ltd.[a]	1,593	6,293

		6,293
PHILIPPINES — 1.05%
Aboitiz Power Corp.	7,000	4,929
Energy Development Corp.	49,000	6,398
Manila Electric Co.	1,700	11,092

		22,419
POLAND — 1.16%
ENEA SA	437	2,444
Polska Grupa Energetyczna SA	2,445	15,521
Tauron Polska Energia SA	4,042	6,762

		24,727
PORTUGAL — 1.34%
EDP Renovaveis SAa	1,030	5,933
Energias de Portugal SA	7,761	22,666

		28,599
RUSSIA — 1.28%
RusHydro OJSC SP ADR	7,031	27,280

		27,280
SOUTH KOREA — 1.16%
Korea Electric Power Corp. SP ADR[a]	2,011	24,796

		24,796
SPAIN — 7.08%
Acciona SA	115	9,237
Enagas SA	742	14,861
Gas Natural SDG SA	1,270	20,781
Iberdrola SA	14,667	86,438
Red Electrica Corporacion SA	426	19,610

		150,927
THAILAND — 0.41%
Glow Energy PCL NVDR	4,800	8,653

		8,653
UNITED KINGDOM — 17.10%
Centrica PLC	19,425	89,938
International Power PLC	5,771	30,545
National Grid PLC	13,049	130,141
Severn Trent PLC	916	22,044

Security	Shares	Value

SSE PLC	3,517	$67,876
United Utilities Group PLC	2,519	23,930

		364,474

TOTAL COMMON STOCKS
(Cost: $2,390,445)		2,051,217

PREFERRED STOCKS — 3.32%

BRAZIL — 2.98%
Centrais Eletricas Brasileiras SA Class B SP ADR	927	13,572
Companhia Energetica de Minas Gerais SP ADR	1,725	34,914
Companhia Paranaense de Energia Class B SP ADR	654	14,970

		63,456
GERMANY — 0.34%
RWE AG NVS	204	7,274

		7,274

TOTAL PREFERRED STOCKS
(Cost: $65,120)		70,730

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	925	925

		925

TOTAL SHORT-TERM INVESTMENTS
(Cost: $925)		925

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $2,456,490)	$2,122,872
Other Assets, Less Liabilities — 0.41%	8,731

NET ASSETS — 100.00%	$2,131,603

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,863,734	$2,677,755	$5,138,202
Affiliated (Note 2)	9,680	5,297	67,317

Total cost of investments	$5,873,414	$2,683,052	$5,205,519

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,908,252	$3,067,870	$5,858,376
Affiliated (Note 2)	9,680	5,297	67,317

Total fair value of investments	5,917,932	3,073,167	5,925,693
Foreign currencies, at value[b]	6,911	4,727	9,765
Receivables:
Dividends and interest	7,265	7,157	3,331

Total Assets	5,932,108	3,085,051	5,938,789

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	8,235	4,500	65,890
Investment advisory fees (Note 2)	2,308	1,241	2,321

Total Liabilities	10,543	5,741	68,211

NET ASSETS	$5,921,565	$3,079,310	$5,870,578

Net assets consist of:
Paid-in capital	$5,980,688	$2,695,250	$5,186,662
Undistributed (distributions in excess of) net investment income	(6,627)	2,660	634
Accumulated net realized loss	(96,938)	(8,717)	(36,961)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	44,442	390,117	720,243

NET ASSETS	$5,921,565	$3,079,310	$5,870,578

Shares outstanding[c]	100,000	50,000	100,000

Net asset value per share	$59.22	$61.59	$58.71

[a]	Securities on loan with values of $7,711, $4,277 and $62,732, respectively. See Note 5.
[b]	Cost of foreign currencies: $6,842, $4,646 and $9,705, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,355,642	$7,959,684	$2,488,481
Affiliated (Note 2)	17,823	22,250	21,503

Total cost of investments	$2,373,465	$7,981,934	$2,509,984

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,041,027	$8,555,456	$2,656,342
Affiliated (Note 2)	17,823	22,250	21,503

Total fair value of investments	2,058,850	8,577,706	2,677,845
Foreign currencies, at value[b]	4,443	15,459	7,283
Receivables:
Investment securities sold	—	23,057	—
Dividends and interest	3,115	12,547	3,650

Total Assets	2,066,408	8,628,769	2,688,778

LIABILITIES
Payables:
Investment securities purchased	2,566	25,758	4,991
Collateral for securities on loan (Note 5)	17,391	21,638	20,134
Investment advisory fees (Note 2)	790	3,473	1,038

Total Liabilities	20,747	50,869	26,163

NET ASSETS	$2,045,661	$8,577,900	$2,662,615

Net assets consist of:
Paid-in capital	$2,406,555	$8,019,125	$2,832,259
Undistributed (distributions in excess of) net investment income	(5,595)	(6,295)	2,342
Accumulated net realized loss	(40,831)	(30,885)	(339,807)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(314,468)	595,955	167,821

NET ASSETS	$2,045,661	$8,577,900	$2,662,615

Shares outstanding[c]	100,000	150,000	50,000

Net asset value per share	$20.46	$57.19	$53.25

[a]	Securities on loan with values of $16,620, $20,607 and $19,027, respectively. See Note 5.
[b]	Cost of foreign currencies: $4,426, $15,303 and $7,243, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,578,109	$2,587,463	$2,504,593
Affiliated (Note 2)	173,382	18,453	12,285

Total cost of investments	$2,751,491	$2,605,916	$2,516,878

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,625,812	$2,833,137	$2,591,600
Affiliated (Note 2)	173,382	18,453	12,285

Total fair value of investments	2,799,194	2,851,590	2,603,885
Foreign currencies, at value[b]	1,534	2,847	4,313
Receivables:
Dividends and interest	3,296	3,141	19,362

Total Assets	2,804,024	2,857,578	2,627,560

LIABILITIES
Payables:
Investment securities purchased	—	—	225
Collateral for securities on loan (Note 5)	173,190	17,751	11,640
Investment advisory fees (Note 2)	1,027	1,099	1,059

Total Liabilities	174,217	18,850	12,924

NET ASSETS	$2,629,807	$2,838,728	$2,614,636

Net assets consist of:
Paid-in capital	$2,586,789	$2,690,735	$2,546,572
Distributions in excess of net investment income	(3,014)	(11,092)	(1,298)
Accumulated net realized loss	(1,667)	(86,484)	(17,687)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	47,699	245,569	87,049

NET ASSETS	$2,629,807	$2,838,728	$2,614,636

Shares outstanding[c]	50,000	50,000	50,000

Net asset value per share	$52.60	$56.77	$52.29

[a]	Securities on loan with values of $164,373, $16,742 and $11,047, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,552, $2,812 and $4,231, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2012

iShares MSCI ACWI ex US Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,455,565
Affiliated (Note 2)	925

Total cost of investments	$2,456,490

Investments in securities, at fair value (Note 1):
Unaffiliated	$2,121,947
Affiliated (Note 2)	925

Total fair value of investments	2,122,872
Foreign currencies, at value[a]	2,419
Receivables:
Dividends and interest	7,162

Total Assets	2,132,453

LIABILITIES
Payables:
Investment advisory fees (Note 2)	850

Total Liabilities	850

NET ASSETS	$2,131,603

Net assets consist of:
Paid-in capital	$2,485,206
Undistributed net investment income	5,667
Accumulated net realized loss	(25,188)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(334,082)

NET ASSETS	$2,131,603

Shares outstanding[b]	50,000

Net asset value per share	$42.63

[a]	Cost of foreign currencies: $2,368.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$39,924	$30,291	$86,407
Interest — affiliated (Note 2)	1	1	1
Securities lending income — affiliated (Note 2)	361	163	151

Total investment income	40,286	30,455	86,559

EXPENSES
Investment advisory fees (Note 2)	13,645	7,326	13,325

Total expenses	13,645	7,326	13,325

Net investment income	26,641	23,129	73,234

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(76,001)	(4,312)	(9,046)
Foreign currency transactions	(798)	(946)	(2,096)

Net realized loss	(76,799)	(5,258)	(11,142)

Net change in unrealized appreciation/depreciation on:
Investments	(669,753)	(151,791)	(441,452)
Translation of assets and liabilities in foreign currencies	(479)	(535)	(82)

Net change in unrealized appreciation/depreciation	(670,232)	(152,326)	(441,534)

Net realized and unrealized loss	(747,031)	(157,584)	(452,676)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(720,390)	$(134,455)	$(379,442)

[a]	Net of foreign withholding tax of $2,597, $1,135 and $9,496, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$28,696	$34,276	$38,589
Interest — affiliated (Note 2)	—	1	1
Securities lending income — affiliated (Note 2)	114	221	400

	28,810	34,498	38,990
Less: Other foreign taxes (Note 1)	(2)	—	—

Total investment income	28,808	34,498	38,990

EXPENSES
Investment advisory fees (Note 2)	4,723	14,698	8,317

Total expenses	4,723	14,698	8,317

Net investment income	24,085	19,800	30,673

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,058)	(5,504)	(30,287)
In-kind redemptions — unaffiliated	—	—	(280,956)
Foreign currency transactions	(568)	(881)	(475)

Net realized loss	(16,626)	(6,385)	(311,718)

Net change in unrealized appreciation/depreciation on:
Investments	(301,908)	34,563	(836,878)
Translation of assets and liabilities in foreign currencies	(157)	(1,913)	(336)

Net change in unrealized appreciation/depreciation	(302,065)	32,650	(837,214)

Net realized and unrealized gain (loss)	(318,691)	26,265	(1,148,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(294,606)	$46,065	$(1,118,259)

[a]	Net of foreign withholding tax of $1,597, $1,451 and $3,304, respectively.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,135	$56,208	$61,685
Interest — affiliated (Note 2)	1	2	1
Securities lending income — affiliated (Note 2)	848	283	41

	11,984	56,493	61,727
Less: Other foreign taxes (Note 1)	(1,227)	—	—

Total investment income	10,757	56,493	61,727

EXPENSES
Investment advisory fees (Note 2)	5,997	11,810	6,518

Total expenses	5,997	11,810	6,518

Net investment income	4,760	44,683	55,209

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,424	(29,904)	(14,248)
In-kind redemptions — unaffiliated	—	(37,109)	—
Foreign currency transactions	196	(1,806)	(825)

Net realized gain (loss)	2,620	(68,819)	(15,073)

Net change in unrealized appreciation/depreciation on:
Investments	(98,778)	(1,264,010)	(340,404)
Translation of assets and liabilities in foreign currencies	(384)	(123)	(59)

Net change in unrealized appreciation/depreciation	(99,162)	(1,264,133)	(340,463)

Net realized and unrealized loss	(96,542)	(1,332,952)	(355,536)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,782)	$(1,288,269)	$(300,327)

[a]	Net of foreign withholding tax of $883, $3,304 and $4,382, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2012

iShares MSCI ACWI ex US Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$32,391
Interest — affiliated (Note 2)	1
Securities lending income — affiliated (Note 2)	30

Total investment income	32,422

EXPENSES
Investment advisory fees (Note 2)	5,260

Total expenses	5,260

Net investment income	27,162

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,232)
Foreign currency transactions	(580)

Net realized loss	(4,812)

Net change in unrealized appreciation/depreciation on:
Investments	(336,160)
Translation of assets and liabilities in foreign currencies	(492)

Net change in unrealized appreciation/depreciation	(336,652)

Net realized and unrealized loss	(341,464)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(314,302)

[a]	Net of foreign withholding tax of $2,793.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund		iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,641	$106,176	$23,129	$87,147
Net realized gain (loss)	(76,799)	662,862	(5,258)	284,997
Net change in unrealized appreciation/depreciation	(670,232)	569,640	(152,326)	513,835

Net increase (decrease) in net assets resulting from operations	(720,390)	1,338,678	(134,455)	885,979

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,726)	(104,978)	(26,352)	(83,847)

Total distributions to shareholders	(39,726)	(104,978)	(26,352)	(83,847)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,278,958	—	—
Cost of shares redeemed	—	(3,308,843)	—	(3,010,672)

Net decrease in net assets from capital share transactions	—	(29,885)	—	(3,010,672)

INCREASE (DECREASE) IN NET ASSETS	(760,116)	1,203,815	(160,807)	(2,208,540)

NET ASSETS
Beginning of period	6,681,681	5,477,866	3,240,117	5,448,657

End of period	$5,921,565	$6,681,681	$3,079,310	$3,240,117

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,627)	$6,458	$2,660	$5,883

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	—
Shares redeemed	—	(50,000)	—	(50,000)

Net decrease in shares outstanding	—	—	—	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Energy Sector Index Fund		iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$73,234	$142,882	$24,085	$68,938
Net realized loss	(11,142)	(24,970)	(16,626)	(11,695)
Net change in unrealized appreciation/depreciation	(441,534)	1,106,069	(302,065)	72,410

Net increase (decrease) in net assets resulting from operations	(379,442)	1,223,981	(294,606)	129,653

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(75,619)	(140,541)	(29,415)	(73,917)

Total distributions to shareholders	(75,619)	(140,541)	(29,415)	(73,917)

INCREASE (DECREASE) IN NET ASSETS	(455,061)	1,083,440	(324,021)	55,736

NET ASSETS
Beginning of period	6,325,639	5,242,199	2,369,682	2,313,946

End of period	$5,870,578	$6,325,639	$2,045,661	$2,369,682

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$634	$3,019	$(5,595)	$(265)

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Health Care Sector Index Fund		iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,800	$126,662	$30,673	$128,054
Net realized gain (loss)	(6,385)	438,127	(311,718)	(20,095)
Net change in unrealized appreciation/depreciation	32,650	675,554	(837,214)	886,704

Net increase (decrease) in net assets resulting from operations	46,065	1,240,343	(1,118,259)	994,663

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,397)	(133,824)	(37,695)	(126,259)

Total distributions to shareholders	(26,397)	(133,824)	(37,695)	(126,259)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,510,255	—	—	—
Cost of shares redeemed	—	(3,015,907)	(2,242,415)	—

Net increase (decrease) in net assets from capital share transactions	5,510,255	(3,015,907)	(2,242,415)	—

INCREASE (DECREASE) IN NET ASSETS	5,529,923	(1,909,388)	(3,398,369)	868,404

NET ASSETS
Beginning of period	3,047,977	4,957,365	6,060,984	5,192,580

End of period	$8,577,900	$3,047,977	$2,662,615	$6,060,984

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,295)	$302	$2,342	$9,364

SHARES ISSUED AND REDEEMED
Shares sold	100,000	—	—	—
Shares redeemed	—	(50,000)	(50,000)	—

Net increase (decrease) in shares outstanding	100,000	(50,000)	(50,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Information Technology Sector Index Fund		iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,760	$78,539	$44,683	$90,325
Net realized gain (loss)	2,620	187,734	(68,819)	(15,813)
Net change in unrealized appreciation/depreciation	(99,162)	63,904	(1,264,133)	1,291,523

Net increase (decrease) in net assets resulting from operations	(91,782)	330,177	(1,288,269)	1,366,035

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,306)	(49,724)	(53,292)	(94,061)

Total distributions to shareholders	(37,306)	(49,724)	(53,292)	(94,061)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	—	(2,778,844)	(2,516,902)	—

Net decrease in net assets from capital share transactions	—	(2,778,844)	(2,516,902)	—

INCREASE (DECREASE) IN NET ASSETS	(129,088)	(2,498,391)	(3,858,463)	1,271,974

NET ASSETS
Beginning of period	2,758,895	5,257,286	6,697,191	5,425,217

End of period	$2,629,807	$2,758,895	$2,838,728	$6,697,191

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,014)	$29,532	$(11,092)	$(2,483)

SHARES REDEEMED
Shares redeemed	—	(50,000)	(50,000)	—

Net decrease in shares outstanding	—	(50,000)	(50,000)	—

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund		iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,209	$204,105	$27,162	$210,341
Net realized gain (loss)	(15,073)	504,567	(4,812)	62,880
Net change in unrealized appreciation/depreciation	(340,463)	247,260	(336,652)	(105,000)

Net increase (decrease) in net assets resulting from operations	(300,327)	955,932	(314,302)	168,221

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(62,439)	(203,435)	(37,808)	(198,460)

Total distributions to shareholders	(62,439)	(203,435)	(37,808)	(198,460)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	—	(3,090,126)	—	(2,653,120)

Net decrease in net assets from capital share transactions	—	(3,090,126)	—	(2,653,120)

DECREASE IN NET ASSETS	(362,766)	(2,337,629)	(352,110)	(2,683,359)

NET ASSETS
Beginning of period	2,977,402	5,315,031	2,483,713	5,167,072

End of period	$2,614,636	$2,977,402	$2,131,603	$2,483,713

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,298)	$5,932	$5,667	$16,313

SHARES REDEEMED
Shares redeemed	—	(50,000)	—	(50,000)

Net decrease in shares outstanding	—	(50,000)	—	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$66.82	$54.78	$53.34

Income from investment operations:
Net investment income (loss)[b]	0.27	1.06	(0.01)
Net realized and unrealized gain (loss)[c]	(7.47)	12.03	1.45

Total from investment operations	(7.20)	13.09	1.44

Less distributions from:
Net investment income	(0.40)	(1.05)	—

Total distributions	(0.40)	(1.05)	—

Net asset value, end of period	$59.22	$66.82	$54.78

Total return	(10.71)%[d]	23.96%	2.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,922	$6,682	$5,478
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.94%	1.67%	(0.32)%
Portfolio turnover rate[f]	5%	7%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$64.80	$54.49	$54.19

Income from investment operations:
Net investment income[b]	0.46	1.47	0.01
Net realized and unrealized gain (loss)[c]	(3.14)	10.52	0.29

Total from investment operations	(2.68)	11.99	0.30

Less distributions from:
Net investment income	(0.53)	(1.68)	—

Total distributions	(0.53)	(1.68)	—

Net asset value, end of period	$61.59	$64.80	$54.49

Total return	(4.12)%[d]	22.15%	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,079	$3,240	$5,449
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.52%	2.44%	0.40%
Portfolio turnover rate[f]	3%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Energy Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$63.26	$52.42	$51.87

Income from investment operations:
Net investment income (loss)[b]	0.73	1.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(4.52)	10.82	0.55

Total from investment operations	(3.79)	12.25	0.55

Less distributions from:
Net investment income	(0.76)	(1.41)	—

Total distributions	(0.76)	(1.41)	—

Net asset value, end of period	$58.71	$63.26	$52.42

Total return	(5.89)%[e]	23.47%	1.06%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,871	$6,326	$5,242
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.64%	2.33%	(0.17)%
Portfolio turnover rate[g]	3%	7%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.70	$23.14	$24.07

Income from investment operations:
Net investment income[b]	0.24	0.69	0.38
Net realized and unrealized gain (loss)[c]	(3.19)	0.61	(0.95)

Total from investment operations	(2.95)	1.30	(0.57)

Less distributions from:
Net investment income	(0.29)	(0.74)	(0.36)

Total distributions	(0.29)	(0.74)	(0.36)

Net asset value, end of period	$20.46	$23.70	$23.14

Total return	(12.28)%[d]	5.61%	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,046	$2,370	$2,314
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.45%	2.82%	3.23%
Portfolio turnover rate[f]	2%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Health Care Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$60.96	$49.57	$50.67

Income from investment operations:
Net investment income[b]	0.18	1.47	0.06
Net realized and unrealized gain (loss)[c]	(3.77)	12.31	(1.16)

Total from investment operations	(3.59)	13.78	(1.10)

Less distributions from:
Net investment income	(0.18)	(2.39)	—

Total distributions	(0.18)	(2.39)	—

Net asset value, end of period	$57.19	$60.96	$49.57

Total return	(5.89)%[d]	28.04%	(2.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,578	$3,048	$4,957
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.65%	2.62%	2.40%
Portfolio turnover rate[f]	3%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$60.61	$51.93	$50.75

Income from investment operations:
Net investment income (loss)	0.71	1.28 [b]	(0.00)[b,c]
Net realized and unrealized gain (loss)[d]	(7.32)	8.66	1.18

Total from investment operations	(6.61)	9.94	1.18

Less distributions from:
Net investment income	(0.75)	(1.26)	—

Total distributions	(0.75)	(1.26)	—

Net asset value, end of period	$53.25	$60.61	$51.93

Total return	(10.76)%[e]	19.17%	2.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,663	$6,061	$5,193
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.77%	2.14%	(0.10)%
Portfolio turnover rate[g]	3%	9%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Information Technology Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$55.18	$52.57	$51.74

Income from investment operations:
Net investment income[b]	0.10	0.79	0.00 [c]
Net realized and unrealized gain (loss)[d]	(1.93)	2.32	0.83

Total from investment operations	(1.83)	3.11	0.83

Less distributions from:
Net investment income	(0.75)	(0.50)	—

Total distributions	(0.75)	(0.50)	—

Net asset value, end of period	$52.60	$55.18	$52.57

Total return	(3.18)%[e]	5.88%	1.60%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,630	$2,759	$5,257
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.38%	1.38%	0.09%
Portfolio turnover rate[g]	2%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$66.97	$54.25	$52.08

Income from investment operations:
Net investment income (loss)[b]	0.50	0.90	(0.01)
Net realized and unrealized gain (loss)[c]	(10.17)	12.76	2.18

Total from investment operations	(9.67)	13.66	2.17

Less distributions from:
Net investment income	(0.53)	(0.94)	—

Total distributions	(0.53)	(0.94)	—

Net asset value, end of period	$56.77	$66.97	$54.25

Total return	(14.33)%[d]	25.21%	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,839	$6,697	$5,425
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	1.82%	1.39%	(0.22)%
Portfolio turnover rate[f]	2%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$59.55	$53.15	$51.31

Income from investment operations:
Net investment income[b]	1.10	2.31	0.03
Net realized and unrealized gain (loss)[c]	(7.11)	7.28	1.81

Total from investment operations	(6.01)	9.59	1.84

Less distributions from:
Net investment income	(1.25)	(3.19)	—

Total distributions	(1.25)	(3.19)	—

Net asset value, end of period	$52.29	$59.55	$53.15

Total return	(10.07)%[d]	18.30%	3.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,615	$2,977	$5,315
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.07%	3.96%	1.36%
Portfolio turnover rate[f]	7%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$49.67	$51.67	$50.55

Income from investment operations:
Net investment income[b]	0.54	2.26	0.04
Net realized and unrealized gain (loss)[c]	(6.82)	(0.84)	1.08

Total from investment operations	(6.28)	1.42	1.12

Less distributions from:
Net investment income	(0.76)	(3.42)	—

Total distributions	(0.76)	(3.42)	—

Net asset value, end of period	$42.63	$49.67	$51.67

Total return	(12.61)%[d]	2.65%	2.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,132	$2,484	$5,167
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.48%	4.19%	1.70%
Portfolio turnover rate[f]	3%	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Consumer Discretionary	Non-diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Non-diversified
Health Care	Non-diversified

iShares MSCI ACWI ex US Sector Index Fund	Diversification Classification
Industrials	Non-diversified
Information Technology	Non-diversified
Materials	Non-diversified
Telecommunication Services	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Level 1	Level 2	Level 3	Total

Consumer Discretionary
Assets:
Common Stocks	$5,724,492	$—	$—	$5,724,492
Preferred Stocks	183,760	—	—	183,760
Short-Term Investments	9,680	—	—	9,680

	$5,917,932	$—	$—	$5,917,932

Consumer Staples
Assets:
Common Stocks	$2,962,356	$—	$—	$2,962,356
Preferred Stocks	105,514	—	—	105,514
Short-Term Investments	5,297	—	—	5,297

	$3,073,167	$—	$—	$3,073,167

Energy
Assets:
Common Stocks	$5,664,229	$—	$—	$5,664,229
Preferred Stocks	194,147	—	—	194,147
Short-Term Investments	67,317	—	—	67,317

	$5,925,693	$—	$—	$5,925,693

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Level 1	Level 2	Level 3		Total

Financials
Assets:
Common Stocks	$1,989,309	$—	$0	[a]	$1,989,309
Preferred Stocks	50,872	—	—		50,872
Rights	—	846	—		846
Short-Term Investments	17,823	—	—		17,823

	$2,058,004	$846	$0	[a]	$2,058,850

Health Care
Assets:
Common Stocks	$8,555,456	$—	$—		$8,555,456
Short-Term Investments	22,250	—	—		22,250

	$8,577,706	$—	$—		$8,577,706

Industrials
Assets:
Common Stocks	$2,645,795	$—	$—		$2,645,795
Preferred Stocks	10,547	—	—		10,547
Short-Term Investments	21,503	—	—		21,503

	$2,677,845	$—	$—		$2,677,845

Information Technology
Assets:
Common Stocks	$2,625,812	$—	$—		$2,625,812
Short-Term Investments	173,382	—	—		173,382

	$2,799,194	$—	$—		$2,799,194

Materials
Assets:
Common Stocks	$2,722,929	$—	$—		$2,722,929
Preferred Stocks	110,208	—	—		110,208
Short-Term Investments	18,453	—	—		18,453

	$2,851,590	$—	$—		$2,851,590

Telecommunication Services
Assets:
Common Stocks	$2,537,125	$2,941	$—		$2,540,066
Preferred Stocks	51,450	—	—		51,450
Rights	—	84	—		84
Short-Term Investments	12,285	—	—		12,285

	$2,600,860	$3,025	$—		$2,603,885

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments
iShares MSCI ACWI ex US Sector Index Fund and Investment Type	Level 1	Level 2	Level 3	Total

Utilities
Assets:
Common Stocks	$2,051,217	$—	$—	$2,051,217
Preferred Stocks	70,730	—	—	70,730
Short-Term Investments	925	—	—	925

	$2,122,872	$—	$—	$2,122,872

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI ACWI ex US Sector Index Fund	Expiring 2019	Total
Consumer Discretionary	$1,590	$1,590
Consumer Staples	2,598	2,598
Energy	5,251	5,251
Financials	9,584	9,584
Health Care	3,102	3,102
Industrials	2,652	2,652
Information Technology	3,254	3,254
Materials	5,180	5,180
Telecommunication Services	1,539	1,539
Utilities	1,888	1,888

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$5,875,746	$509,048	$(466,862)	$42,186
Consumer Staples	2,683,913	458,263	(69,009)	389,254
Energy	5,207,359	899,659	(181,325)	718,334
Financials	2,389,481	109,460	(440,091)	(330,631)
Health Care	7,986,424	643,378	(52,096)	591,282
Industrials	2,510,791	339,178	(172,124)	167,054
Information Technology	2,751,499	379,841	(332,146)	47,695
Materials	2,614,693	408,095	(171,198)	236,897
Telecommunication Services	2,517,278	247,867	(161,260)	86,607
Utilities	2,462,884	126,362	(466,374)	(340,012)

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$195
Consumer Staples	88
Energy	81
Financials	61
Health Care	119

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Industrials	$216
Information Technology	457
Materials	152
Telecommunication Services	22
Utilities	16

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Purchases	Sales
Consumer Discretionary	$282,405	$291,881
Consumer Staples	85,278	90,906
Energy	191,934	196,160
Financials	48,629	49,567
Health Care	195,956	157,644
Industrials	95,321	111,027
Information Technology	61,403	78,562
Materials	120,762	131,073
Telecommunication Services	197,482	200,417
Utilities	76,855	69,190

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	In-kind Purchases	In-kind Sales
Health Care	$5,457,730	$—
Industrials	—	2,228,079
Materials	—	2,511,350

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-76-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI All Country Asia ex Japan Index Fund  |  AAXJ  |  NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.00)%	(8.81)%	(7.50)%	4.55%	4.49%	5.21%	16.70%	16.48%	19.23%

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (10.58)%, net of fees, while the total return for the Index was (10.50)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets
Financial	29.84%
Technology	12.49
Consumer Cyclical	11.30
Industrial	9.79
Communications	8.78
Energy	8.32
Basic Materials	6.36
Consumer Non-Cyclical	5.53
Diversified	3.87
Utilities	3.35
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	4.20%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.56
China Mobile Ltd. (China)	2.41
China Construction Bank Corp. Class H (China)	1.86
Industrial and Commercial Bank of China Ltd. Class H (China)	1.66
CNOOC Ltd. (China)	1.42
PetroChina Co. Ltd. Class H (China)	1.22
Hyundai Motor Co. (South Korea)	1.19
Bank of China Ltd. Class H (China)	1.11
AIA Group Ltd. (Hong Kong)	1.07

TOTAL	18.70%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
Actual	$1,000.00	$894.20	0.69%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.69	3.51

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.01%

CHINA — 24.64%
Agile Property Holdings Ltd.[a]	1,532,000	$1,708,917
Agricultural Bank of China Ltd. Class H	16,146,000	7,974,620
Air China Ltd. Class H	1,970,000	1,572,545
Alibaba.com Ltd.[a,b]	1,074,500	1,158,401
Aluminum Corp. of China Ltd. Class Ha	3,224,000	1,571,567
Angang New Steel Co. Ltd. Class Ha	958,000	689,360
Anhui Conch Cement Co. Ltd. Class H	1,237,000	4,179,431
Anta Sports Products Ltd.[a]	658,000	662,709
AviChina Industry & Technology Co. Ltd. Class H	1,152,000	534,812
Bank of China Ltd. Class H	60,098,000	25,807,768
Bank of Communications Co. Ltd. Class H	6,329,100	5,076,665
BBMG Corp. Class H	1,057,500	805,961
Beijing Capital International Airport Co. Ltd. Class H	1,346,000	697,778
Beijing Enterprises Holdings Ltd.[a]	436,000	2,530,144
Belle International Holdings Ltd.[a]	3,780,000	6,141,982
Bosideng International Holdings Ltd.	1,698,000	488,302
Brilliance China Automotive Holdings Ltd.[a,b]	2,046,000	2,187,290
BYD Co. Ltd. Class Ha,b	440,000	1,375,975
China Agri-Industries Holdings Ltd.[a]	1,339,000	1,086,119
China BlueChemical Ltd. Class H	2,733,500	2,076,254
China CITIC Bank Corp. Ltd. Class H	6,395,200	4,082,306
China Coal Energy Co. Class H	3,572,000	4,486,592
China Communications Construction Co. Ltd. Class H	3,834,000	3,564,787
China Communications Services Corp. Ltd. Class H	1,536,000	685,352
China Construction Bank Corp. Class H	53,704,390	43,007,836
China COSCO Holdings Co. Ltd. Class Ha	2,219,500	1,262,234
China Dongxiang (Group) Co. Ltd.	2,524,000	419,880
China Everbright Ltd.[a]	840,000	1,375,717
China Gas Holdings Ltd.[a]	2,456,000	1,143,357

Security	Shares	Value

China International Marine Containers (Group) Co. Ltd. Class B	427,083	$519,913
China Life Insurance Co. Ltd. Class H	6,727,000	19,822,290
China Longyuan Power Group Corp. Ltd. Class H	1,766,000	1,341,381
China Mengniu Dairy Co. Ltd.	1,024,000	2,740,086
China Merchants Bank Co. Ltd. Class H	3,436,993	7,588,022
China Merchants Holdings (International) Co. Ltd.[a]	948,000	3,154,091
China Minsheng Banking Corp. Ltd. Class Ha	3,234,500	2,990,698
China Mobile Ltd.	5,467,500	55,912,406
China Molybdenum Co. Ltd. Class H	745,000	369,882
China National Building Material Co. Ltd. Class H	2,532,000	3,062,758
China Oilfield Services Ltd. Class Ha	1,700,000	2,775,421
China Overseas Land & Investment Ltd.[a]	3,595,760	6,705,099
China Pacific Insurance (Group) Co. Ltd. Class H	1,494,600	4,972,684
China Petroleum & Chemical Corp. Class H	15,550,000	18,889,806
China Railway Construction Corp. Ltd. Class H	1,681,500	1,092,883
China Railway Group Ltd. Class H	3,375,000	1,205,590
China Resources Cement Holdings Ltd.[a]	1,448,000	1,045,690
China Resources Enterprise Ltd.	1,026,000	3,539,300
China Resources Gas Group Ltd.	36,000	51,856
China Resources Land Ltd.[a]	1,694,000	2,992,817
China Resources Power Holdings Co. Ltd.	1,352,000	2,639,665
China Rongsheng Heavy Industries Group Holdings Ltd	1,516,500	475,220
China Shanshui Cement Group Ltd.	1,334,000	980,566
China Shenhua Energy Co. Ltd. Class H	3,001,500	13,198,936
China Shipping Container Lines Co. Ltd. Class Hb	2,813,000	623,942
China Shipping Development Co. Ltd. Class H	1,042,000	724,274

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

China Southern Airlines Co. Ltd. Class Ha,b	1,818,000	$937,778
China State Construction International Holdings Ltd.[a]	1,056,000	837,501
China Taiping Insurance Holdings Co. Ltd.[a,b]	637,400	1,177,067
China Telecom Corp. Ltd. Class H	12,348,000	6,942,715
China Unicom (Hong Kong) Ltd.	5,262,000	9,690,033
China Vanke Co. Ltd. Class B	1,008,131	1,102,450
China Yurun Food Group Ltd.[a]	1,260,000	2,083,074
China ZhengTong Auto Services Holdings Ltd.[a,b]	630,000	658,070
China Zhongwang Holdings Ltd.[a]	1,103,200	448,137
Chongqing Rural Commercial Bank Co. Ltd. Class Ha,b	1,828,000	1,034,873
CITIC Pacific Ltd.	1,027,000	1,968,047
CNOOC Ltd.	16,049,000	32,990,014
COSCO Pacific Ltd.[a]	1,344,000	1,868,376
Country Garden Holdings Co. Ltd.[a]	3,178,000	1,364,722
CSG Holding Co. Ltd. Class B	422,600	325,894
CSR Corp Ltd. Class Ha	1,540,000	1,014,817
Dah Chong Hong Holdings Ltd.	460,000	584,306
Daphne International Holdings Ltd.	840,000	1,083,242
Datang International Power Generation Co. Ltd. Class H	2,520,000	841,679
Dongfang Electric Corp. Ltd. Class H	449,200	1,326,543
Dongfeng Motor Group Co. Ltd. Class H	2,716,000	5,078,600
Dongyue Group Ltd.	710,000	593,307
ENN Energy Holdings Ltd.	546,000	1,658,173
Evergrande Real Estate Group Ltd.[a]	4,496,000	2,133,636
Far East Horizon Ltd.[b]	494,000	474,602
Fosun International Ltd.	2,109,500	1,284,008
Franshion Properties (China) Ltd.[a]	2,858,000	696,579
GCL-Poly Energy Holdings Ltd.[a]	5,966,000	2,054,190
Geely Automobile Holdings Ltd.	2,810,000	829,828
Golden Eagle Retail Group Ltd.[a]	540,000	1,238,146
GOME Electrical Appliances Holdings Ltd.[a]	8,857,160	2,113,063
Great Wall Motor Co. Ltd. Class Ha	1,156,500	1,983,551
Guangdong Investment Ltd.	1,966,000	1,138,351
Guangzhou Automobile Group Co. Ltd. Class H	1,936,855	2,100,580

Security	Shares	Value

Guangzhou R&F Properties Co. Ltd. Class Ha	751,600	$736,625
Haier Electronics Group Co. Ltd.[b]	840,000	864,427
Hengan International Group Co. Ltd.[a]	650,000	5,813,076
Hengdeli Holdings Ltd.[a]	1,680,000	645,612
Huabao International Holdings Ltd.[a]	1,550,000	1,053,388
Huaneng Power International Inc. Class H	2,712,000	1,647,240
Industrial and Commercial Bank of China Ltd. Class H	54,837,350	38,399,228
Inner Mongolia Yitai Coal Co. Ltd. Class B	485,635	2,471,882
Intime Department Store Group Co. Ltd.	711,500	864,315
Jiangsu Expressway Co. Ltd. Class H	902,000	899,150
Jiangxi Copper Co. Ltd. Class H	1,429,000	3,637,689
Kingboard Chemical Holdings Co. Ltd.	497,000	1,714,456
Kunlun Energy Co. Ltd.[a]	2,616,000	4,129,195
Lee & Man Paper Manufacturing Ltd.	1,266,000	517,534
Lenovo Group Ltd.[a]	5,206,000	4,169,097
Longfor Properties Co. Ltd.[a]	1,969,500	2,590,612
Lonking Holdings Ltd.[a]	1,374,000	565,228
Metallurgical Corp. of China Ltd. Class Ha	2,385,000	556,690
Minmetals Resources Ltd.[b]	1,004,000	475,167
Nine Dragons Paper (Holdings) Ltd.[a]	1,401,000	944,900
Parkson Retail Group Ltd.[a]	1,158,000	1,384,314
PetroChina Co. Ltd. Class H	19,354,000	28,302,838
PICC Property and Casualty Co. Ltd. Class H	2,850,400	3,756,669
Ping An Insurance (Group) Co. of China Ltd. Class H	1,542,500	12,213,489
Poly (Hong Kong) Investments Ltd.[a]	1,631,000	811,872
Renhe Commercial Holdings Co. Ltd.[a]	9,440,000	1,119,969
Sany Heavy Equipment International Holdings Co. Ltd.[a]	606,000	532,189
Semiconductor Manufacturing International Corp.[b]	15,786,000	834,646
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,136,000	1,045,978
Shanghai Electric Group Co. Ltd. Class H	3,766,000	1,728,926
Shanghai Industrial Holdings Ltd.	443,000	1,413,921

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

Shanghai Pharmaceuticals Holding Co. Ltd. Class Hb	252,000	$417,265
Shimao Property Holdings Ltd.[a]	1,358,500	1,399,757
Shougang Fushan Resources Group Ltd.	2,390,000	961,609
Shui On Land Ltd.	2,100,800	731,467
Sihuan Pharmaceutical Holdings Group Ltd.	1,437,000	520,726
Sino-Ocean Land Holdings Ltd.[a]	2,940,000	1,512,747
Sinofert Holdings Ltd.[a]	1,802,000	520,534
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,568,000	910,697
Sinopharm Group Co. Ltd. Class H	698,800	1,656,321
Skyworth Digital Holdings Ltd.	1,412,000	606,352
SOHO China Ltd.[a]	3,268,500	2,145,421
Sun Art Retail Group Ltd.[a,b]	1,470,000	1,789,516
Tencent Holdings Ltd.[a]	941,500	23,032,117
Tingyi (Cayman Islands) Holding Corp.[a]	2,028,000	5,923,554
Tsingtao Brewery Co. Ltd. Class H	302,000	1,631,801
Want Want China Holdings Ltd.[a]	5,226,000	4,845,566
Weichai Power Co. Ltd. Class H	310,000	1,661,036
Wumart Stores Inc. Class H	421,000	869,743
Yanzhou Coal Mining Co. Ltd. Class H	1,960,000	4,701,270
Yingde Gases Group Co. Ltd.	420,000	484,751
Yuexiu Property Co. Ltd.	4,206,000	721,385
Zhaojin Mining Industry Co. Ltd. Class H	686,500	1,232,327
Zhejiang Expressway Co. Ltd. Class H	1,166,000	817,982
Zhongsheng Group Holdings Ltd.[a]	420,000	837,346
Zhuzhou CSR Times Electric Co. Ltd. Class H	420,000	926,172
Zijin Mining Group Co. Ltd. Class H	5,316,000	2,337,683
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,045,540	1,407,626
ZTE Corp. Class Ha	526,400	1,432,335

		571,301,317
HONG KONG — 11.13%
AIA Group Ltd.	7,431,000	24,819,511
ASM Pacific Technology Ltd.[a]	152,200	1,958,806
Bank of East Asia Ltd. (The)[a]	1,612,400	6,581,012
BOC Hong Kong (Holdings) Ltd.	3,572,500	9,444,355
Cathay Pacific Airways Ltd.	976,000	1,933,247

Security	Shares	Value

Cheung Kong (Holdings) Ltd.	1,260,000	$16,963,570
Cheung Kong Infrastructure Holdings Ltd.	420,000	2,391,257
CLP Holdings Ltd.	1,682,500	13,777,645
First Pacific Co. Ltd.	1,086,000	1,240,823
Foxconn International Holdings Ltd.[b]	1,699,000	1,169,986
Galaxy Entertainment Group Ltd.[b]	920,000	2,007,402
Hang Lung Group Ltd.	864,000	5,487,394
Hang Lung Properties Ltd.	2,107,000	7,241,157
Hang Seng Bank Ltd.	630,000	8,132,439
Henderson Land Development Co. Ltd.	856,000	4,647,315
HKT Trust and HKT Ltd.[b]	49,369	31,642
Hong Kong and China Gas Co. Ltd. (The)	4,070,240	9,657,930
Hong Kong Exchanges and Clearing Ltd.	977,500	16,967,116
Hopewell Holdings Ltd.	291,500	761,219
Hutchison Whampoa Ltd.	1,840,000	17,499,516
Hysan Development Co. Ltd.	784,000	3,083,629
Kerry Properties Ltd.	490,000	1,879,876
Li & Fung Ltd.	5,066,000	11,079,936
Lifestyle International Holdings Ltd.	944,500	2,209,456
Link REIT (The)	2,264,500	8,249,678
MTR Corp. Ltd.	1,056,500	3,521,894
New World Development Co. Ltd.	2,253,000	2,469,598
NWS Holdings Ltd.	1,377,500	2,231,143
Orient Overseas International Ltd.	138,500	723,354
PCCW Ltd.	2,361,000	745,948
Power Assets Holdings Ltd.	1,160,500	8,373,199
Sands China Ltd.[b]	2,029,200	6,869,108
Shangri-La Asia Ltd.	1,818,333	3,775,248
Sino Land Co. Ltd.	2,125,200	3,540,858
SJM Holdings Ltd.	1,260,000	2,255,310
Sun Hung Kai Properties Ltd.	1,260,000	17,451,028
Swire Pacific Ltd. Class A	630,000	7,007,222
Wharf (Holdings) Ltd. (The)	1,263,000	7,182,707
Wheelock and Co. Ltd.	1,200,000	3,830,034
Wing Hang Bank Ltd.	249,000	2,295,893
Wynn Macau Ltd.[a]	1,580,800	4,052,654
Yue Yuen Industrial (Holdings) Ltd.	840,500	2,574,231

		258,115,346

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

INDIA — 9.36%
ACC Ltd.	40,834	$985,401
Adani Enterprises Ltd.	181,996	1,530,835
Adani Ports and Special Economic Zone	322,364	953,499
Aditya Birla Nuvo Ltd.	23,944	396,266
Ambuja Cements Ltd.	470,548	1,531,696
Asian Paints Ltd.	24,116	1,460,909
Axis Bank Ltd.	184,516	4,011,810
Axis Bank Ltd. SP GDR[c]	17,640	381,906
Bajaj Auto Ltd.	68,301	2,211,961
Bank of India	80,644	562,119
Bharat Heavy Electricals Ltd.	536,790	2,720,590
Bharat Petroleum Corp. Ltd.	64,755	749,309
Bharti Airtel Ltd.	467,880	3,460,486
Canara Bank Ltd.	60,334	573,628
Cipla Ltd.	300,954	2,131,846
Coal India Ltd.	423,600	2,803,153
Dabur India Ltd.	332,693	633,829
DLF Ltd.	373,476	1,631,904
Dr. Reddy’s Laboratories Ltd.	31,097	1,062,719
Dr. Reddy’s Laboratories Ltd. SP ADR[a]	77,826	2,657,758
GAIL (India) Ltd.	341,299	2,576,740
GMR Infrastructure Ltd.[b]	813,806	482,243
HCL Technologies Ltd.	126,241	1,117,390
HDFC Bank Ltd.	893,898	8,896,495
HDFC Bank Ltd. SP ADR	154,409	4,791,311
Hero Motocorp Ltd.	60,621	2,283,479
Hindalco Industries Ltd.	887,747	2,632,090
Hindustan Unilever Ltd.	770,749	5,907,075
Housing Development Finance Corp. Ltd.	965,735	13,630,057
ICICI Bank Ltd.	452,760	8,260,844
ICICI Bank Ltd. SP ADR	33,449	1,211,188
Idea Cellular Ltd.[b]	460,740	888,493
IndusInd Bank Ltd.	75,197	443,928
Infosys Ltd.	343,740	19,090,101
Infosys Ltd. SP ADR[a]	55,995	3,079,165
Infrastructure Development Finance Co. Ltd.	796,087	2,142,971
ITC Ltd.	2,007,036	8,278,592
Jaiprakash Associates Ltd.	846,454	1,195,769
Jindal Steel & Power Ltd.	318,438	3,489,004

Security	Shares	Value

JSW Steel Ltd.	68,604	$970,543
Kotak Mahindra Bank Ltd.	212,738	2,144,160
Larsen & Toubro Ltd.	108,125	2,866,422
Larsen & Toubro Ltd. SP GDR[a,c]	106,856	2,840,232
LIC Housing Finance Ltd.	235,401	1,194,977
Lupin Ltd.	125,745	1,207,986
Mahindra & Mahindra Ltd.	189,947	2,588,458
Mahindra & Mahindra Ltd. SP GDR[a]	94,216	1,304,892
Maruti Suzuki India Ltd.	54,240	1,301,782
NTPC Ltd.	529,055	1,842,517
Oil & Natural Gas Corp. Ltd.	634,429	3,541,999
Piramal Healthcare Ltd.	53,923	447,132
Power Finance Corp. Ltd.	95,340	327,602
Power Grid Corp. of India Ltd.	1,008,487	2,123,238
Ranbaxy Laboratories Ltd.	101,220	920,284
Ranbaxy Laboratories Ltd. SP GDR[c]	21,000	188,370
Reliance Capital Ltd.	87,233	634,951
Reliance Communications Ltd.	473,028	949,500
Reliance Industries Ltd.	1,018,531	16,831,665
Reliance Industries Ltd. SP GDR[a,d]	101,344	3,354,486
Reliance Infrastructure Ltd.	98,014	1,062,207
Reliance Power Ltd.[b]	492,245	1,006,989
Rural Electrification Corp. Ltd.	237,575	915,321
Satyam Computer Services Ltd.[b]	489,040	726,463
Sesa Goa Ltd.	274,267	1,208,949
Shriram Transport Finance Co. Ltd.	95,884	1,130,460
Siemens Ltd.	48,309	714,450
State Bank of India	61,035	2,544,843
State Bank of India SP GDR	17,380	1,451,230
Sterlite Industries (India) Ltd.	696,900	1,630,023
Sterlite Industries (India) Ltd. SP ADR	126,115	1,153,952
Sun Pharmaceuticals Industries Ltd.	265,086	2,940,634
Suzlon Energy Ltd.[b]	640,289	362,587
Tata Consultancy Services Ltd.	418,468	9,583,844
Tata Motors Ltd.	894,282	4,408,560
Tata Motors Ltd. SP ADR[a]	128,191	3,086,839
Tata Power Co. Ltd.	836,640	1,758,052
Tata Steel Ltd.	249,288	2,272,809
Titan Industries Ltd.	124,797	512,363
Ultratech Cement Ltd.	52,935	1,300,491
Unitech Ltd.[b]	1,194,495	629,317
United Phosphorus Ltd.	180,048	537,468
United Spirits Ltd.	69,760	942,666

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

Wipro Ltd.	197,101	$1,649,916
Wipro Ltd. SP ADR[a]	203,944	2,218,911
Zee Entertainment Enterprises Ltd.	331,806	858,287

		217,037,386
INDONESIA — 3.92%
PT Adaro Energy Tbk	10,227,500	2,081,905
PT Aneka Tambang Tbk	2,650,500	554,276
PT Astra Agro Lestari Tbk	466,000	1,067,809
PT Astra International Tbk	1,914,000	16,798,064
PT Bank Central Asia Tbk	11,274,000	10,032,481
PT Bank Danamon Indonesia Tbk	3,811,546	1,918,492
PT Bank Mandiri Tbk	9,038,551	6,736,184
PT Bank Negara Indonesia (Persero) Tbk	4,765,915	1,921,740
PT Bank Rakyat Indonesia Tbk	10,925,000	8,324,388
PT Bumi Resources Tbk	14,057,000	3,987,247
PT Charoen Pokphand Indonesia Tbk	5,357,500	1,489,850
PT Gudang Garam Tbk	420,000	2,662,959
PT Indo Tambangraya Megah Tbk	220,500	900,150
PT Indocement Tunggal Prakarsa Tbk	1,597,500	3,011,972
PT Indofood Sukses Makmur Tbk	5,181,500	2,766,541
PT Indosat Tbk	211,500	128,217
PT Kalbe Farma Tbk	2,740,500	1,074,556
PT Perusahaan Gas Negara Tbk	9,151,500	3,435,630
PT Semen Gresik (Persero) Tbk	3,246,500	4,080,695
PT Tambang Batubara Bukit Asam Tbk	942,500	2,112,500
PT Telekomunikasi Indonesia Tbk	8,212,500	6,257,578
PT Unilever Indonesia Tbk	1,123,500	2,449,455
PT United Tractors Tbk	1,738,843	5,483,448
PT Vale Indonesia Tbk	2,988,000	1,329,477
PT XL Axiata Tbk	732,000	364,371

		90,969,985
MALAYSIA — 4.60%
AirAsia Bhd	1,193,900	1,393,276
Alliance Financial Group Bhd	992,000	1,288,100
AMMB Holdings Bhd	1,404,500	2,700,961
Axiata Group Bhd	2,318,200	3,558,841
Berjaya Corp. Bhd	2,193,400	684,987
Berjaya Sports Toto Bhd	554,200	797,960
British American Tobacco (Malaysia) Bhd	98,500	1,599,573
Bumi Armada Bhd[b]	118,100	153,351

Security	Shares	Value

Bursa Malaysia Bhd	277,500	$637,648
CIMB Group Holdings Bhd	4,461,700	10,134,894
DiGi.Com Bhd	2,757,500	3,589,645
Gamuda Bhd	1,470,000	1,787,968
Genting Bhd	1,808,300	6,610,222
Genting Malaysia Bhd	2,505,900	3,328,020
Genting Plantations Bhd	187,000	577,843
Hong Leong Bank Bhd	469,500	1,753,294
Hong Leong Financial Group Bhd	128,900	503,396
IJM Corp. Bhd	970,900	1,832,007
IOI Corp. Bhd	3,134,400	5,564,024
Kuala Lumpur Kepong Bhd	404,700	3,419,063
Lafarge Malayan Cement Bhd	379,200	832,694
Malayan Banking Bhd	3,119,000	8,407,561
Malaysia Airports Holdings Bhd	354,800	664,813
Malaysia Marine and Heavy Engineering Holdings Bhd	385,000	678,369
Maxis Communications Bhd	2,184,900	4,101,176
MISC Bhd	1,236,700	2,410,793
MMC Corp. Bhd	650,200	598,475
Parkson Holdings Bhd	463,800	861,430
Petronas Chemicals Group Bhd	2,157,100	4,729,736
Petronas Dagangan Bhd	152,100	900,000
Petronas Gas Bhd	620,100	3,196,308
PPB Group Bhd	420,000	2,338,856
Public Bank Bhd Foreign	969,600	4,328,458
RHB Capital Bhd	464,500	1,087,193
Sime Darby Bhd	2,359,000	7,087,857
SP Setia Bhd	924,000	1,199,803
Telekom Malaysia Bhd	934,800	1,475,030
Tenaga Nasional Bhd	2,565,700	5,060,552
UEM Land Holdings Bhd[b]	903,000	688,678
UMW Holdings Bhd	317,800	721,893
YTL Corp. Bhd	3,447,300	1,699,852
YTL Power International Bhd	2,536,100	1,542,336

		106,526,936
PHILIPPINES — 1.00%
Aboitiz Equity Ventures Inc.	1,138,000	1,109,208
Aboitiz Power Corp.	861,800	606,887
Alliance Global Group Inc.	1,212,000	310,878
Ayala Corp.	287,048	2,350,735
Ayala Land Inc.	2,948,000	1,213,983
Bank of the Philippine Islands	1,366,284	1,932,264

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

BDO Unibank Inc.	1,438,320	$2,010,663
Energy Development Corp.	13,784,700	1,800,031
Globe Telecom Inc.	8,490	230,637
International Container Terminal Services Inc.	210,000	274,467
Jollibee Foods Corp.	831,910	1,897,185
Manila Electric Co.	399,210	2,604,616
Metropolitan Bank & Trust Co.	985,586	1,743,190
Philippine Long Distance Telephone Co.	25,660	1,637,070
San Miguel Corp.	267,960	734,180
SM Investments Corp.	78,440	1,135,857
SM Prime Holdings Inc.	2,810,000	1,074,595
Universal Robina Corp.	388,400	485,896

		23,152,342
SINGAPORE — 6.89%
Ascendas Real Estate Investment Trust	1,905,535	2,829,815
CapitaLand Ltd.	1,769,500	3,705,685
CapitaMall Trust Management Ltd.	2,717,800	3,700,632
CapitaMalls Asia Ltd.	483,000	509,595
City Developments Ltd.	461,000	3,619,429
ComfortDelGro Corp. Ltd.	1,342,000	1,586,870
COSCO Corp. (Singapore) Ltd.	1,884,000	1,770,211
DBS Group Holdings Ltd.	1,462,500	15,779,651
Fraser and Neave Ltd.	1,010,000	5,460,764
Genting Singapore PLC[b]	6,306,600	8,185,498
Global Logistic Properties Ltd.[b]	840,000	1,331,051
Golden Agri-Resources Ltd.	7,822,707	4,578,325
Hutchison Port Holdings Trust	4,122,371	3,091,778
Jardine Cycle & Carriage Ltd.	74,000	3,026,938
Keppel Corp. Ltd.	1,410,600	12,186,973
Keppel Land Ltd.	157,000	356,293
Neptune Orient Lines Ltd.[a]	873,000	903,691
Noble Group Ltd.	3,532,364	3,797,182
Olam International Ltd.[a]	1,348,000	2,790,779
Oversea-Chinese Banking Corp. Ltd.	2,166,000	14,832,663
SembCorp Industries Ltd.	1,187,000	4,517,944
SembCorp Marine Ltd.[a]	1,005,000	3,977,266
Singapore Airlines Ltd.	432,000	3,818,290
Singapore Exchange Ltd.	670,000	3,467,771
Singapore Press Holdings Ltd.	1,297,000	3,831,564

Security	Shares	Value

Singapore Technologies Engineering Ltd.	1,387,000	$3,258,072
Singapore Telecommunications Ltd.	6,898,000	17,027,352
StarHub Ltd.	128,000	288,442
United Overseas Bank Ltd.	1,057,000	14,594,402
UOL Group Ltd.	727,000	2,662,898
Wilmar International Ltd.[a]	1,680,000	7,156,906
Yangzijiang Shipbuilding (Holdings) Ltd.	1,275,000	1,121,850

		159,766,580
SOUTH KOREA — 20.00%
AmorePacific Corp.[a,b]	2,754	2,454,047
BS Financial Group Inc.[b]	165,960	1,883,643
Celltrion Inc.[a,b]	59,500	1,988,895
Cheil Industries Inc.	41,586	3,720,473
CJ CheilJedang Corp.[a,b]	6,423	1,761,058
CJ Corp.[b]	6,720	463,613
Daelim Industrial Co. Ltd.[b]	24,649	2,369,780
Daewoo Engineering & Construction Co. Ltd.[b]	98,340	1,037,369
Daewoo International Corp.	27,880	748,281
Daewoo Securities Co. Ltd.	140,127	1,640,335
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	82,390	2,042,606
DGB Financial Group Inc.[b]	121,900	1,622,295
Dongbu Insurance Co. Ltd.	35,800	1,529,710
Dongkuk Steel Mill Co. Ltd.	30,440	640,856
Doosan Corp.	9,355	1,274,149
Doosan Heavy Industries & Construction Co. Ltd.[b]	41,774	2,510,122
Doosan Infracore Co. Ltd.[a,b]	88,390	1,495,002
E-Mart Co. Ltd.	18,220	4,403,552
GS Engineering & Construction Corp.[b]	31,569	2,801,824
GS Holdings Corp.[b]	44,103	2,445,913
Hana Financial Group Inc.	199,430	6,817,209
Hankook Tire Co. Ltd.[b]	68,650	2,740,867
Hanwha Chemical Corp.[b]	72,200	1,860,676
Hanwha Corp.[b]	42,500	1,375,239
Honam Petrochemical Corp.[a,b]	12,677	4,135,951
Hynix Semiconductor Inc.[b]	442,980	10,587,985
Hyosung Corp.[b]	21,686	1,208,478
Hyundai Department Store Co. Ltd.[b]	12,396	2,019,378
Hyundai Development Co.[b]	45,320	915,800

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

Hyundai Engineering & Construction Co. Ltd.[b]	59,046	$3,763,470
Hyundai Glovis Co. Ltd.[b]	9,727	1,666,842
Hyundai Heavy Industries Co. Ltd.[b]	37,120	10,293,212
Hyundai Hysco Co. Ltd.[a,b]	25,940	909,811
Hyundai Marine & Fire Insurance Co. Ltd.	37,800	1,110,429
Hyundai Merchant Marine Co. Ltd.[b]	42,290	1,086,097
Hyundai Mipo Dockyard Co. Ltd.[b]	9,254	1,037,970
Hyundai Mobis Co. Ltd.[b]	61,479	15,159,730
Hyundai Motor Co.[a]	139,506	27,445,432
Hyundai Securities Co. Ltd.	113,690	1,077,846
Hyundai Steel Co.[b]	49,286	4,760,343
Hyundai Wia Corp.[b]	9,806	1,126,073
Industrial Bank of Korea[b]	149,020	1,678,108
Kangwon Land Inc.[b]	80,690	1,892,715
KB Financial Group Inc.[b]	329,652	12,501,157
KCC Corp.	3,654	985,590
Kia Motors Corp.[a]	214,243	12,873,461
Korea Aerospace Industries Ltd.[a,b]	33,600	957,137
Korea Electric Power Corp.[b]	235,330	5,844,756
Korea Exchange Bank	264,980	1,865,840
Korea Gas Corp.[b]	23,900	944,639
Korea Investment Holdings Co. Ltd.	38,670	1,404,492
Korea Kumho Petrochemical Co. Ltd.[b]	8,852	1,323,840
Korea Life Insurance Co. Ltd.	174,190	1,192,434
Korea Zinc Co. Ltd.[b]	7,246	2,473,709
Korean Air Lines Co. Ltd.[b]	35,116	1,591,138
KP Chemical Corp.[b]	38,570	566,524
KT Corp.[b]	1,390	41,328
KT Corp. SP ADR[b]	108,825	1,620,404
KT&G Corp.[a]	98,804	6,913,246
LG Chem Ltd.[a]	41,812	13,920,584
LG Corp.[b]	84,984	5,325,921
LG Display Co. Ltd.[b]	202,370	5,305,378
LG Electronics Inc.	94,140	6,930,501
LG Household & Health Care Ltd.	8,130	3,459,420
LG Innotek Co. Ltd.[b]	8,031	643,424
LG Uplus Corp.	241,710	1,357,716
Lotte Confectionery Co. Ltd.[b]	535	809,632
Lotte Shopping Co. Ltd.[b]	8,888	3,034,271
LS Corp.[b]	15,158	1,146,953
LS Industrial Systems Co. Ltd.	12,823	748,822
Mando Corp.[b]	10,750	1,741,666

Security	Shares	Value

Mirae Asset Securities Co. Ltd.	20,150	$675,344
NCsoft Corp.[b]	13,481	3,534,210
NHN Corp.[b]	36,622	6,911,349
OCI Co. Ltd.[a,b]	13,227	3,079,059
ORION Corp.[b]	2,520	1,534,410
POSCO	59,331	21,892,286
S-Oil Corp.	39,707	4,312,328
S1 Corp.	14,557	738,638
Samsung C&T Corp.[b]	110,715	6,830,061
Samsung Card Co. Ltd.	39,108	1,510,916
Samsung Electro-Mechanics Co. Ltd.[a]	54,363	4,457,055
Samsung Electronics Co. Ltd.[a]	98,891	97,451,673
Samsung Electronics Co. Ltd. SP GDR[c]	1,026	505,305
Samsung Engineering Co. Ltd.	26,560	5,071,545
Samsung Fire & Marine Insurance Co. Ltd.	32,393	6,271,845
Samsung Heavy Industries Co. Ltd.[b]	142,980	4,543,896
Samsung Life Insurance Co. Ltd.	48,965	3,652,706
Samsung SDI Co. Ltd.	30,697	3,812,019
Samsung Securities Co. Ltd.	49,794	2,717,205
Samsung Techwin Co. Ltd.	34,595	1,743,069
Shinhan Financial Group Co. Ltd.[b]	369,720	14,728,241
Shinhan Financial Group Co. Ltd. SP ADR	13,025	1,031,059
Shinsegae Co. Ltd.	6,521	1,602,169
SK C&C Co. Ltd.[b]	12,472	1,448,877
SK Holdings Co. Ltd.[b]	22,556	2,821,131
SK Innovation Co. Ltd.[b]	53,474	8,092,384
SK Networks Co. Ltd.[b]	105,450	1,032,581
SK Telecom Co. Ltd.	6,005	761,751
SK Telecom Co. Ltd. SP ADR	154,703	2,167,389
STX Pan Ocean Co. Ltd.[a,b]	111,440	711,288
Woongjin Coway Co. Ltd.[b]	47,350	1,713,426
Woori Finance Holdings Co. Ltd.[b]	322,210	3,183,808
Woori Investment & Securities Co. Ltd.	87,589	1,037,018
Yuhan Corp.[a,b]	8,004	958,328

		463,561,536
TAIWAN — 14.84%
Acer Inc.	2,295,000	3,207,376
Advanced Semiconductor Engineering Inc.	3,817,305	4,012,444

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

Advanced Semiconductor Engineering Inc. SP ADR[a]	220,457	$1,161,808
Advantech Co. Ltd.	182,000	551,152
Asia Cement Corp.	1,703,760	2,044,224
ASUSTeK Computer Inc.	577,100	4,564,137
AU Optronics Corp.	6,835,580	3,650,263
Capital Securities Corp.	1,467,500	607,583
Catcher Technology Co. Ltd.	437,000	2,717,634
Cathay Financial Holding Co. Ltd.	6,143,060	7,007,293
Chang Hwa Commercial Bank Ltd.	3,452,460	1,954,498
Cheng Shin Rubber Industry Co. Ltd.	1,337,600	3,173,621
Cheng Uei Precision Industry Co. Ltd.	422,956	997,797
Chicony Electronics Co. Ltd.	430,675	756,911
Chimei Innolux Corp.[b]	4,562,000	2,112,358
China Airlines Ltd.	2,263,000	1,063,142
China Development Financial Holding Corp.	8,096,252	2,405,274
China Life Insurance Co. Ltd.	1,346,355	1,258,191
China Motor Co. Ltd.	424,000	452,123
China Petrochemical Development Corp.	1,478,800	1,649,359
China Steel Corp.	10,086,050	9,988,044
Chinatrust Financial Holding Co. Ltd.	8,532,941	5,508,379
Chunghwa Telecom Co. Ltd.	3,360,410	10,925,947
Chunghwa Telecom Co. Ltd. SP ADR	81,082	2,627,868
Clevo Co.	420,000	709,759
Compal Electronics Inc.	3,780,000	4,241,521
Delta Electronics Inc.	1,680,000	4,343,726
E Ink Holdings Inc.	673,000	955,336
E.Sun Financial Holding Co. Ltd.	3,111,914	1,461,955
Epistar Corp.	657,000	1,609,886
Eternal Chemical Co. Ltd.	579,350	473,858
EVA Airways Corp.	1,534,400	1,029,416
Evergreen Marine Corp. Ltd.	1,294,095	723,862
Everlight Electronics Co. Ltd.	420,000	803,447
Far Eastern Department Stores Co. Ltd.	840,340	1,133,234
Far Eastern New Century Corp.	2,573,460	3,161,648
Far EasTone Telecommunications Co. Ltd.	1,699,000	3,273,105
Farglory Land Development Co. Ltd.	221,000	409,322
Feng Hsin Iron & Steel Co. Ltd.	420,000	702,662
First Financial Holding Co. Ltd.	5,041,440	3,092,594

Security	Shares	Value

Formosa Chemicals & Fibre Corp.	2,550,000	$7,325,729
Formosa International Hotels Corp.	18,300	254,515
Formosa Petrochemical Corp.	968,000	3,019,735
Formosa Plastics Corp.	3,558,000	10,365,850
Formosa Taffeta Co. Ltd.	504,000	483,772
Foxconn Technology Co. Ltd.	586,850	2,300,789
Fubon Financial Holding Co. Ltd.	4,292,697	4,787,799
Giant Manufacturing Co. Ltd.	207,000	874,525
Highwealth Construction Corp.	420,000	681,369
Hiwin Technologies Corp.	121,610	1,124,135
Hon Hai Precision Industry Co. Ltd.	7,560,300	24,351,385
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	347,578	2,259,257
Hotai Motor Co. Ltd.	127,000	656,730
HTC Corp.	641,450	10,525,525
Hua Nan Financial Holdings Co. Ltd.	4,292,151	2,437,115
Inotera Memories Inc.[b]	1,533,000	282,378
Inventec Corp	1,876,000	792,564
KGI Securities Co. Ltd.	2,335,402	986,651
Kinsus Interconnect Technology Corp.	191,000	619,721
Largan Precision Co. Ltd.	79,000	1,698,150
LCY Chemical Corp.	434,993	771,851
Lite-On Technology Corp.	1,781,415	2,257,814
Macronix International Co. Ltd.	2,807,000	1,233,325
MediaTek Inc.	930,000	8,879,594
Mega Financial Holding Co. Ltd.	6,896,280	4,731,542
Motech Industries Inc.	262,149	568,820
MStar Semiconductor Inc.	389,367	2,474,051
Nan Kang Rubber Tire Co. Ltd.	438,874	709,022
Nan Ya Plastics Corp.	4,242,000	8,960,710
Nan Ya Printed Circuit Board Corp.	138,510	326,760
Novatek Microelectronics Corp. Ltd.	439,000	1,247,821
Pegatron Corp.	1,480,000	1,790,756
Phison Electronics Corp.	90,000	660,076
Pou Chen Corp.	1,817,000	1,593,617
Powertech Technology Inc.	582,200	1,456,115
President Chain Store Corp.	482,000	2,590,215
Quanta Computer Inc.	2,205,000	4,709,962
Radiant Opto-Electronics Corp.	420,000	1,596,958
Realtek Semiconductor Corp.	422,970	783,397
Richtek Technology Corp.	108,000	602,281
Ruentex Development Co. Ltd.	503,906	622,485
Ruentex Industries Ltd.	463,855	884,205

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

Shin Kong Financial Holding Co. Ltd.[b]	5,196,000	$1,578,776
Siliconware Precision Industries Co. Ltd.	2,622,575	3,013,690
Simplo Technology Co. Ltd.	160,500	1,128,314
Sino-American Silicon Products Inc.	299,398	618,275
SinoPac Financial Holdings Co. Ltd.	5,193,252	1,623,577
Standard Foods Corp.	76,000	258,150
Synnex Technology International Corp.	1,098,000	2,709,049
Taishin Financial Holdings Co. Ltd.	4,229,600	1,572,475
Taiwan Business Bank Ltd.[b]	2,151,230	706,716
Taiwan Cement Corp.	2,861,000	3,568,091
Taiwan Cooperative Financial Holding Co. Ltd.[b]	3,502,560	2,190,025
Taiwan Fertilizer Co. Ltd.	605,000	1,568,348
Taiwan Glass Industry Corp.	685,000	791,787
Taiwan Mobile Co. Ltd.	1,503,000	4,546,464
Taiwan Semiconductor Manufacturing Co. Ltd.	22,347,670	59,291,664
Tatung Co. Ltd.[b]	1,842,000	523,573
Teco Electric and Machinery Co. Ltd.	1,260,000	832,548
TPK Holding Co. Ltd.[b]	75,550	1,096,704
Transcend Information Inc.	117,000	315,164
Tripod Technology Corp.	311,540	867,626
TSRC Corp.	450,100	1,178,969
Tung Ho Steel Enterprise Corp.	559,000	529,007
U-Ming Marine Transport Corp.	523,000	804,275
Uni-President Enterprises Co.	3,502,560	5,173,194
Unimicron Technology Corp.	1,083,000	1,425,698
United Microelectronics Corp.	11,058,000	5,792,953
Walsin Lihwa Corp.	2,719,000	960,323
Wan Hai Lines Ltd.	962,100	536,532
Wintek Corp.	1,279,038	1,041,819
Wistron Corp.	1,739,333	2,610,102
WPG Holdings Co. Ltd.	1,093,240	1,527,857
Yang Ming Marine Transport Corp.	1,297,300	570,001
Yuanta Financial Holding Co. Ltd.[b]	7,063,858	3,987,036
Yulon Motor Co. Ltd.	669,000	1,309,171

		344,049,781
THAILAND — 2.63%
Advanced Information Service PCL NVDR	719,400	3,512,673
Bangkok Bank PCL Foreign	345,500	1,860,170

Security	Shares	Value

Bangkok Bank PCL NVDR	612,625	$3,040,839
Bank of Ayudhya PCL NVDR	2,774,900	1,992,006
Banpu PCL NVDR	171,100	3,264,317
BEC World PCL NVDR	1,550,400	2,168,304
Charoen Pokphand Foods PCL NVDR	2,347,100	2,656,378
CP All PCL NVDR	2,568,200	4,858,196
Glow Energy PCL NVDR	571,100	1,029,550
Indorama Ventures PCL NVDR	1,014,900	1,050,179
IRPC PCL NVDR	12,625,300	1,869,810
Kasikornbank PCL Foreign	594,600	2,547,599
Kasikornbank PCL NVDR	778,075	3,245,648
Krung Thai Bank PCL NVDR	4,578,000	2,264,944
PTT Exploration & Production PCL NVDR	1,121,300	6,417,788
PTT Global Chemical PCL NVDR[b]	1,334,276	2,869,179
PTT PCL NVDR	655,800	7,210,089
Siam Cement PCL Foreign	190,600	2,489,972
Siam Commercial Bank PCL NVDR	1,050,600	4,110,674
Thai Oil PCL NVDR	1,162,400	2,415,011

		60,873,326

TOTAL COMMON STOCKS
(Cost: $2,312,992,507)		2,295,354,535

PREFERRED STOCKS — 0.62%

SOUTH KOREA — 0.62%
Hyundai Motor Co. Ltd.	19,400	1,125,989
Hyundai Motor Co. Ltd. Series 2	33,865	1,992,679
LG Chem Ltd.	7,604	812,285
Samsung Electronics Co. Ltd.	17,726	10,414,528

		14,345,481

TOTAL PREFERRED STOCKS
(Cost: $14,630,691)		14,345,481

RIGHTS — 0.00%

CHINA — 0.00%
China Communications Services Corp. Ltd. Class Hb	300,000	10,446

		10,446

TOTAL RIGHTS
(Cost: $0)		10,446

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.94%

MONEY MARKET FUNDS — 4.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[e,f,g]	105,909,932	$105,909,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[e,f,g]	8,121,580	8,121,580
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	338,205	338,205

		114,369,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $114,369,717)		114,369,717

TOTAL INVESTMENTS IN SECURITIES — 104.57%
(Cost: $2,441,992,915)		2,424,080,179
Other Assets, Less Liabilities — (4.57)%		(105,834,902)

NET ASSETS — 100.00%		$2,318,245,277

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$2,327,623,198
Affiliated (Note 2)	114,369,717

Total cost of investments	$2,441,992,915

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,309,710,462
Affiliated (Note 2)	114,369,717

Total fair value of investments	2,424,080,179
Foreign currencies, at value[b]	3,236,713
Receivables:
Investment securities sold	19,469
Due from custodian (Note 4)	119,580
Dividends and interest	4,186,199
Capital shares sold	45,921,631

Total Assets	2,477,563,771

LIABILITIES
Payables:
Investment securities purchased	44,058,794
Collateral for securities on loan (Note 5)	114,031,512
Foreign taxes (Note 1)	177
Investment advisory fees (Note 2)	1,228,011

Total Liabilities	159,318,494

NET ASSETS	$2,318,245,277

Net assets consist of:
Paid-in capital	$2,410,195,299
Distributions in excess of net investment income	(4,144,832)
Accumulated net realized loss	(69,980,272)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(17,824,918)

NET ASSETS	$2,318,245,277

Shares outstanding[c]	42,000,000

Net asset value per share	$55.20

[a]	Securities on loan with a value of $107,715,252. See Note 5.
[b]	Cost of foreign currencies: $3,204,596.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Statement of Operations (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Six months ended January 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$17,577,552
Interest — unaffiliated	2
Interest — affiliated (Note 2)	512
Securities lending income — affiliated (Note 2)	705,446

18,283,512
Less: Other foreign taxes (Note 1)	(245,221)

Total investment income	18,038,291

EXPENSES
Investment advisory fees (Note 2)	6,353,255
Commitment fees	245
Interest expense	1,555

Total expenses	6,355,055

Net investment income	11,683,236

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,134,777)
In-kind redemptions — unaffiliated	1,537,255
Foreign currency transactions	(418,806)

Net realized loss	(17,016,328)

Net change in unrealized appreciation/depreciation on:
Investments	(151,183,616)
Translation of assets and liabilities in foreign currencies	64,339

Net change in unrealized appreciation/depreciation	(151,119,277)

Net realized and unrealized loss	(168,135,605)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(156,452,369)

[a]	Net of foreign withholding tax of $1,625,707.

See notes to consolidated financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,683,236	$39,088,094
Net realized gain (loss)	(17,016,328)	266,680,038
Net change in unrealized appreciation/depreciation	(151,119,277)	(49,415,489)

Net increase (decrease) in net assets resulting from operations	(156,452,369)	256,352,643

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,449,793)	(45,600,015)

Total distributions to shareholders	(15,449,793)	(45,600,015)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	656,218,266	787,068,142
Cost of shares redeemed	(26,351,547)	(1,162,979,547)

Net increase (decrease) in net assets from capital share transactions	629,866,719	(375,911,405)

INCREASE (DECREASE) IN NET ASSETS	457,964,557	(165,158,777)

NET ASSETS
Beginning of period	1,860,280,720	2,025,439,497

End of period	$2,318,245,277	$1,860,280,720

Distributions in excess of net investment income included in net assets at end of period	$(4,144,832)	$(378,275)

SHARES ISSUED AND REDEEMED
Shares sold	12,600,000	12,600,000
Shares redeemed	(500,000)	(18,900,000)

Net increase (decrease) in shares outstanding	12,100,000	(6,300,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	19

Consolidated Financial Highlights

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$62.22	$55.95	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.33	1.09	0.84	0.98
Net realized and unrealized gain (loss)[c]	(6.96)	6.45	5.95	(0.47)

Total from investment operations	(6.63)	7.54	6.79	0.51

Less distributions from:
Net investment income	(0.39)	(1.27)	(0.86)	(0.26)

Total distributions	(0.39)	(1.27)	(0.86)	(0.26)

Net asset value, end of period	$55.20	$62.22	$55.95	$50.02

Total return	(10.58)%[d]	13.53%	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,318,245	$1,860,281	$2,025,439	$1,045,347
Ratio of expenses to average net assets[e,f]	0.69%	0.66%	0.68%	0.71%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	0.67%	0.69%	0.72%
Ratio of net investment income to average net assets[e]	1.28%	1.77%	1.55%	2.71%
Portfolio turnover rate[g]	3%	41%	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to consolidated financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
All Country Asia ex Japan	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of January 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,295,354,535	$—	$—	$2,295,354,535
Preferred Stocks	14,345,481	—	—	14,345,481
Rights	—	10,446	—	10,446
Short-Term Investments	114,369,717	—	—	114,369,717

	$2,424,069,733	$10,446	$—	$2,424,080,179

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Subsidiary is subject to tax in Mauritius on its net income. See the “Income Taxes” section for further information.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Fund had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Fund, as follows:

Expiring 2017	Expiring 2018	Expiring 2019	Total
$114,780	$5,230,616	$2,799,079	$8,144,475

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

As of January 31, 2012, the cost of investments for federal income tax purposes was $2,449,269,874. Net unrealized depreciation was $25,189,695, of which $159,606,381 represented gross unrealized appreciation on securities and $184,796,076 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The Fund conducts certain of its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund (including the assets invested in the Subsidiary) and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate. For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Fund of $379,855.

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012, aggregated $389,833,380 and $65,551,197, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2012, aggregated $314,787,012 and $12,806,550, respectively.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Consolidated Statement of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Consolidated Statement of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities. For the six months ended January 31, 2012, the Fund’s maximum amount borrowed, the average borrowings, and the average interest rate under the credit agreement were $5,500,000, $240,437 and 1.27%, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending

June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800 SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-78-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares FTSE China 25 Index Fund  |  FXI  |  NYSE Arca

iShares FTSE China (HK Listed) Index Fund  |  FCHI  |  NASDAQ

Fund Performance Overview

iSHARES® FTSE CHINA 25 INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.12)%	(7.17)%	(6.41)%	3.96%	3.93%	4.48%	12.89%	12.87%	13.52%

Cumulative Total Returns
Year Ended 1/31/12			Five Years Ended 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.12)%	(7.17)%	(6.41)%	21.41%	21.27%	24.50%	143.15%	142.84%	153.07%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China 25 Index (the “Index”). The Index is designed to represent the performance of the largest and most liquid companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (7.55)%, net of fees, while the total return for the Index was (7.27)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Financial	54.37%
Energy	24.22
Communications	16.09
Basic Materials	2.26
Industrial	2.17
Consumer Cyclical	0.90
Short-Term and Other Net Liabilities	(0.01)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

China Mobile Ltd.	9.50%
China Construction Bank Corp. Class H	9.09
Industrial and Commercial Bank of China Ltd. Class H	8.35
CNOOC Ltd.	7.09
Bank of China Ltd. Class H	6.36
PetroChina Co. Ltd. Class H	4.41
China Life Insurance Co. Ltd. Class H	4.22
China Petroleum & Chemical Corp. Class H	4.19
Agricultural Bank of China Ltd. Class H	4.14
Ping An Insurance (Group) Co. of China Ltd. Class H	4.05

TOTAL	61.40%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of January 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/12			Inception to 1/31/12			Inception to 1/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.24)%	(7.76)%	(6.54)%	(0.23)%	(0.42)%	0.94%	(0.84)%	(1.49)%	3.41%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2012, the total return for the Fund was (7.25)%, net of fees, while the total return for the Index was (6.96)%.

PORTFOLIO ALLOCATION

As of 1/31/12

Sector	Percentage of Net Assets

Financial	44.22%
Energy	21.08
Communications	14.99
Industrial	5.44
Consumer Cyclical	3.63
Basic Materials	2.90
Consumer Non-Cyclical	2.75
Diversified	2.56
Utilities	1.21
Technology	1.20
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/12

Security	Percentage of Net Assets

China Mobile Ltd.	10.65%
China Construction Bank Corp. Class H	10.06
Industrial and Commercial Bank of China Ltd. Class H	7.95
CNOOC Ltd.	6.42
Bank of China Ltd. Class H	6.26
PetroChina Co. Ltd. Class H	5.39
China Life Insurance Co. Ltd. Class H	3.84
China Petroleum & Chemical Corp. Class H	3.53
Ping An Insurance (Group) Co. of China Ltd. Class H	3.27
China Shenhua Energy Co. Ltd. Class H	2.62

TOTAL	59.99%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/11)	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (8/1/11 to 1/31/12)
FTSE China 25
Actual	$1,000.00	$924.50	0.74%	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.74	3.76
FTSE China (HK Listed)
Actual	1,000.00	927.50	0.74	3.59
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.74	3.76

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.01%

AIRLINES — 0.90%
Air China Ltd. Class H	75,226,000	$60,048,867

		60,048,867
BANKS — 40.85%
Agricultural Bank of China Ltd. Class Ha	559,175,000	276,180,315
Bank of China Ltd. Class H	987,700,000	424,146,109
Bank of Communications Co. Ltd. Class H	288,797,200	231,648,537
China CITIC Bank Corp. Ltd. Class H	368,260,000	235,074,731
China Construction Bank Corp. Class H	757,218,320	606,399,609
China Merchants Bank Co. Ltd. Class H	121,320,575	267,845,540
China Minsheng Banking Corp. Ltd. Class Ha	136,177,500	125,913,041
Industrial and Commercial Bank of China Ltd. Class H	795,350,995	556,935,444

		2,724,143,326
BUILDING MATERIALS — 2.17%
Anhui Conch Cement Co. Ltd. Class Ha	42,867,000	144,834,019

		144,834,019
COAL — 8.53%
China Coal Energy Co. Class H	135,491,000	170,182,776
China Shenhua Energy Co. Ltd. Class H	55,493,000	244,027,507
Yanzhou Coal Mining Co. Ltd. Class H	64,607,000	154,966,819

		569,177,102
INSURANCE — 13.52%
China Life Insurance Co. Ltd. Class H	95,440,000	281,230,769
China Pacific Insurance (Group) Co. Ltd. Class H	57,246,000	190,463,189
PICC Property and Casualty Co. Ltd. Class H	121,318,000	159,890,381
Ping An Insurance (Group) Co. of China Ltd. Class H	34,120,500	270,165,543

		901,749,882
MINING — 2.26%
Aluminum Corp. of China Ltd. Class Ha	130,082,000	63,409,628

Security	Shares	Value

Zijin Mining Group Co. Ltd. Class Ha	198,211,000	$87,162,230

		150,571,858
OIL & GAS — 15.69%
China Petroleum & Chemical Corp. Class H	230,020,000	279,423,354
CNOOC Ltd.	230,129,000	473,048,715
PetroChina Co. Ltd. Class H	200,986,000	293,917,240

		1,046,389,309
TELECOMMUNICATIONS — 16.09%
China Mobile Ltd.	61,939,000	633,408,047
China Telecom Corp. Ltd. Class H	397,630,000	223,569,128
China Unicom (Hong Kong) Ltd.[a]	117,386,000	216,167,655

		1,073,144,830

TOTAL COMMON STOCKS
(Cost: $6,972,322,849)		6,670,059,193

SHORT-TERM INVESTMENTS — 6.01%

MONEY MARKET FUNDS — 6.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	370,528,246	370,528,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[b,c,d]	28,413,527	28,413,527
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	1,745,560	1,745,560

		400,687,333

TOTAL SHORT-TERM INVESTMENTS
(Cost: $400,687,333)		400,687,333

TOTAL INVESTMENTS IN SECURITIES — 106.02%
(Cost: $7,373,010,182)		7,070,746,526
Other Assets, Less Liabilities — (6.02)%		(401,507,038)

NET ASSETS — 100.00%		$6,669,239,488

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.98%

AGRICULTURE — 0.23%
China Agri-Industries Holdings Ltd.	117,000	$94,904

		94,904
AIRLINES — 0.60%
Air China Ltd. Class H	162,000	129,316
China Eastern Airlines Corp. Ltd. Class Ha,b	126,000	44,846
China Southern Airlines Co. Ltd. Class Hb	145,000	74,795

		248,957
AUTO MANUFACTURERS — 2.45%
Brilliance China Automotive Holdings Ltd.[a,b]	180,000	192,430
BYD Co. Ltd. Class Ha,b	40,500	126,652
Dongfeng Motor Group Co. Ltd. Class H	180,000	336,579
Great Wall Motor Co. Ltd. Class Ha	76,500	131,208
Guangzhou Automobile Group Co. Ltd. Class Ha	180,415	195,666
Sinotruk (Hong Kong) Ltd.	63,000	35,584

		1,018,119
AUTO PARTS & EQUIPMENT — 0.35%
Weichai Power Co. Ltd. Class H	27,400	146,814

		146,814
BANKS — 31.16%
Agricultural Bank of China Ltd. Class H	1,665,000	822,355
Bank of China Ltd. Class H	6,048,000	2,597,181
Bank of Communications Co. Ltd. Class H	630,500	505,734
China CITIC Bank Corp. Ltd. Class H	810,200	517,182
China Construction Bank Corp. Class H	5,211,680	4,173,645
China Merchants Bank Co. Ltd. Class H	283,648	626,224
China Minsheng Banking Corp. Ltd. Class Ha	297,000	274,613
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	198,000	112,092
Industrial and Commercial Bank of China Ltd. Class H	4,707,795	3,296,580

		12,925,606
BEVERAGES — 0.47%
Tsingtao Brewery Co. Ltd. Class H	36,000	194,519

		194,519
BUILDING MATERIALS — 1.75%
Anhui Conch Cement Co. Ltd. Class Ha	94,500	319,286

Security	Shares	Value

BBMG Corp. Class H	85,500	$65,163
China National Building Material Co. Ltd. Class H	198,000	239,505
China Resources Cement Holdings Ltd.	144,000	103,991

		727,945
CHEMICALS — 0.54%
China BlueChemical Ltd. Class H	126,000	95,704
Sinofert Holdings Ltd.[a]	144,000	41,596
Sinopec Shanghai Petrochemical Co. Ltd. Class H	162,000	57,451
Sinopec Yizheng Chemical Fibre Co. Ltd. Class H	108,000	27,298

		222,049
COAL — 4.36%
China Coal Energy Co. Class H	297,000	373,045
China Shenhua Energy Co. Ltd. Class H	247,500	1,088,368
Yanzhou Coal Mining Co. Ltd. Class H	144,000	345,400

		1,806,813
COMMERCIAL SERVICES — 1.12%
Anhui Expressway Co. Ltd. Class H	36,000	21,820
COSCO Pacific Ltd.[a]	108,000	150,137
Jiangsu Expressway Co. Ltd. Class H	90,000	89,716
Shenzhen Expressway Co. Ltd. Class H	54,000	22,423
Shenzhen International Holdings Ltd.[a]	922,500	63,050
Sichuan Expressway Co. Ltd. Class H	72,000	30,826
Zhejiang Expressway Co. Ltd. Class H	126,000	88,393

		466,365
COMPUTERS — 1.08%
Lenovo Group Ltd.[a]	558,000	446,861

		446,861
DIVERSIFIED FINANCIAL SERVICES — 0.41%
China Everbright Ltd.[a]	54,000	88,439
CITIC Securities Co. Ltd. Class Ha,b	40,500	80,013

		168,452
ELECTRIC — 1.22%
China Resources Power Holdings Co. Ltd.	127,600	249,128
Datang International Power Generation Co. Ltd. Class H	234,000	78,156
Huadian Power International Corp. Ltd. Class Ha,b	108,000	24,930

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2012

Security	Shares	Value

Huaneng Power International Inc. Class H	252,000	$153,062

		505,276
ELECTRICAL COMPONENTS & EQUIPMENT — 0.45%
Dongfang Electric Corp. Ltd. Class H	25,200	74,419
Harbin Electric Co. Ltd. Class H	36,000	34,865
Zhuzhou CSR Times Electric Co. Ltd. Class H	36,000	79,386

		188,670
ENERGY — ALTERNATE SOURCES — 0.20%
China Longyuan Power Group Corp. Ltd. Class H	108,000	82,032

		82,032
ENGINEERING & CONSTRUCTION — 1.51%
Beijing Capital International Airport Co. Ltd. Class H	126,000	65,319
China Communications Construction Co. Ltd. Class H	324,000	301,250
China Railway Construction Corp. Ltd. Class H	153,000	99,442
China Railway Group Ltd. Class H	306,000	109,307
Metallurgical Corp. of China Ltd. Class H	216,000	50,417

		625,735
ENVIRONMENTAL CONTROL — 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	18,000	4,596

		4,596
FOOD — 0.29%
China Foods Ltd.	90,000	71,494
Lianhua Supermarket Holdings Co. Ltd. Class H	36,600	47,387

		118,881
HEALTH CARE — PRODUCTS — 0.32%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	144,000	132,589

		132,589
HOLDING COMPANIES — DIVERSIFIED — 2.56%
Beijing Enterprises Holdings Ltd.	40,500	235,025
China Merchants Holdings (International) Co. Ltd.	90,000	299,439
China Resources Enterprise Ltd.[a]	90,000	310,465
CITIC Resources Holdings Ltd.[b]	188,800	27,756

Security	Shares	Value

Guangdong Investment Ltd.	126,000	$72,956
Shanghai Industrial Holdings Ltd.	36,000	114,901

		1,060,542
INSURANCE — 9.46%
China Life Insurance Co. Ltd. Class H	540,000	1,591,205
China Pacific Insurance (Group) Co. Ltd. Class H	124,200	413,226
China Taiping Insurance Holdings Co. Ltd.[b]	63,000	116,340
New China Life Insurance Co. Ltd. Class Hb	29,700	109,731
PICC Property and Casualty Co. Ltd. Class H	259,200	341,611
Ping An Insurance (Group) Co. of China Ltd. Class H	171,000	1,353,975

		3,926,088
IRON & STEEL — 0.60%
Angang New Steel Co. Ltd. Class H	72,000	51,810
CITIC Pacific Ltd.	81,000	155,221
Maanshan Iron & Steel Co. Ltd. Class H	126,000	43,546

		250,577
MACHINERY — 0.92%
China National Materials Co. Ltd. Class H	108,000	45,125
CSR Corp Ltd. Class H	144,000	94,892
Shanghai Electric Group Co. Ltd. Class H	216,000	99,163
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	105,500	142,036

		381,216
MANUFACTURING — 0.04%
Xinjiang Goldwind Science & Technology Co. Ltd. Class Ha	28,800	16,527

		16,527
MINING — 1.76%
Aluminum Corp. of China Ltd. Class Ha	288,000	140,388
China Molybdenum Co. Ltd. Class H	72,000	35,747
Jiangxi Copper Co. Ltd. Class H	99,000	252,016
Zhaojin Mining Industry Co. Ltd. Class H	63,000	113,091
Zijin Mining Group Co. Ltd. Class H	433,000	190,409

		731,651
OIL & GAS — 16.10%
China Petroleum & Chemical Corp. Class H	1,206,000	1,465,023
CNOOC Ltd.	1,296,000	2,664,033

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2012

Security	Shares	Value

Kunlun Energy Co. Ltd.	198,000	$312,531
PetroChina Co. Ltd. Class H	1,530,000	2,237,436

		6,679,023
OIL & GAS SERVICES — 0.43%
China Oilfield Services Ltd. Class Ha	108,000	176,321

		176,321
PHARMACEUTICALS — 0.32%
Guangzhou Pharmaceutical Co. Ltd. Class Hc	18,000	13,745
Sinopharm Group Co. Ltd. Class Ha	50,400	119,460

		133,205
REAL ESTATE — 3.19%
Beijing North Star Co. Ltd. Class H	54,000	9,262
China Overseas Land & Investment Ltd.	289,040	538,980
China Resources Land Ltd.[a]	162,000	286,208
Franshion Properties (China) Ltd.[a]	270,000	65,807
Guangzhou R&F Properties Co. Ltd. Class Ha	72,000	70,565
Poly (Hong Kong) Investments Ltd.[a]	135,000	67,200
Shenzhen Investment Ltd.[a]	198,000	41,364
Sino-Ocean Land Holdings Ltd.[a]	310,500	159,765
Yuexiu Property Co. Ltd.	487,800	83,664

		1,322,815
RETAIL — 0.16%
Shanghai Pharmaceuticals Holding Co. Ltd.[b]	40,500	67,060

		67,060
SHIPBUILDING — 0.04%
Guangzhou Shipyard International Co. Ltd. Class H	18,600	16,479

		16,479
SOFTWARE — 0.12%
Travelsky Technology Ltd. Class H	90,000	49,674

		49,674
TELECOMMUNICATIONS — 14.98%
China Communications Services Corp. Ltd. Class H	126,000	56,220
China Mobile Ltd.	432,000	4,417,770
China Telecom Corp. Ltd. Class H	1,170,000	657,838
China Unicom (Hong Kong) Ltd.	522,128	961,505
ZTE Corp. Class H	45,032	122,532

		6,215,865

Security	Shares	Value

TEXTILES — 0.06%
Weiqiao Textile Co. Ltd. Class H	45,000	$23,154

		23,154
TRANSPORTATION — 0.72%
China COSCO Holdings Co. Ltd. Class H	189,000	107,485
China Shipping Container Lines Co. Ltd. Class Ha,b	279,000	61,884
China Shipping Development Co. Ltd. Class H	90,000	62,557
Guangshen Railway Co. Ltd. Class Ha	108,000	39,414
Sinotrans Ltd. Class H	126,000	25,998

		297,338

TOTAL COMMON STOCKS
(Cost: $40,271,517)		41,472,718

RIGHTS — 0.00%

TELECOMMUNICATIONS — 0.00%
China Communications Services Corp. Ltd.[b]	25,200	877

		877

TOTAL RIGHTS
(Cost: $0)		877

SHORT-TERM INVESTMENTS — 5.32%

MONEY MARKET FUNDS — 5.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	2,045,261	2,045,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	156,838	156,838
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	3,670	3,670

		2,205,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,205,769)		2,205,769

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 105.30%
(Cost: $42,477,286)	$43,679,364
Other Assets, Less Liabilities — (5.30)%	(2,196,936)

NET ASSETS — 100.00%	$41,482,428

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,972,322,849	$40,271,517
Affiliated (Note 2)	400,687,333	2,205,769

Total cost of investments	$7,373,010,182	$42,477,286

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,670,059,193	$41,473,595
Affiliated (Note 2)	400,687,333	2,205,769

Total fair value of investments	7,070,746,526	43,679,364
Foreign currencies, at value[b]	670,871	26,601
Receivables:
Due from custodian (Note 4)	678,151	—
Dividends and interest	628,886	3,258
Capital shares sold	19,461	—

Total Assets	7,072,743,895	43,709,223

LIABILITIES
Payables:
Investment securities purchased	678,151	—
Collateral for securities on loan (Note 5)	398,941,773	2,202,099
Investment advisory fees (Note 2)	3,884,483	24,696

Total Liabilities	403,504,407	2,226,795

NET ASSETS	$6,669,239,488	$41,482,428

Net assets consist of:
Paid-in capital	$8,128,591,765	$41,252,604
Distributions in excess of net investment income	(2,748,149)	(74,612)
Accumulated net realized loss	(1,154,342,795)	(897,671)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(302,261,333)	1,202,107

NET ASSETS	$6,669,239,488	$41,482,428

Shares outstanding[c]	171,600,000	900,000

Net asset value per share	$38.87	$46.09

[a]	Securities on loan with values of $368,176,994 and $2,028,676, respectively. See Note 5.
[b]	Cost of foreign currencies: $668,547 and $26,572, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2012

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$30,397,742	$243,899
Interest — affiliated (Note 2)	1,490	6
Securities lending income — affiliated (Note 2)	3,018,902	18,807

Total investment income	33,418,134	262,712

EXPENSES
Investment advisory fees (Note 2)	22,887,849	147,024

Total expenses	22,887,849	147,024

Net investment income	10,530,285	115,688

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(311,731,763)	(326,656)
In-kind redemptions — unaffiliated	105,413,617	1,286,773
Foreign currency transactions	10,517	94

Net realized gain (loss)	(206,307,629)	960,211

Net change in unrealized appreciation/depreciation on:
Investments	(290,583,534)	(5,592,340)
Translation of assets and liabilities in foreign currencies	25,936	206

Net change in unrealized appreciation/depreciation	(290,557,598)	(5,592,134)

Net realized and unrealized loss	(496,865,227)	(4,631,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(486,334,942)	$(4,516,235)

[a]	Net of foreign withholding tax of $3,803,356 and $24,002, respectively.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE China 25 Index Fund		iShares FTSE China (HK Listed) Index Fund
	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,530,285	$119,660,766	$115,688	$959,359
Net realized gain (loss)	(206,307,629)	503,032,839	960,211	3,713,331
Net change in unrealized appreciation/depreciation	(290,557,598)	(182,633,189)	(5,592,134)	(860,404)

Net increase (decrease) in net assets resulting from operations	(486,334,942)	440,060,416	(4,516,235)	3,812,286

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,278,434)	(142,731,554)	(190,300)	(1,207,121)

Total distributions to shareholders	(13,278,434)	(142,731,554)	(190,300)	(1,207,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,056,481,864	2,888,263,143	—	5,045,771
Cost of shares redeemed	(1,654,942,443)	(4,617,969,555)	(8,751,318)	(10,225,530)

Net increase (decrease) in net assets from capital share transactions	401,539,421	(1,729,706,412)	(8,751,318)	(5,179,759)

DECREASE IN NET ASSETS	(98,073,955)	(1,432,377,550)	(13,457,853)	(2,574,594)

NET ASSETS
Beginning of period	6,767,313,443	8,199,690,993	54,940,281	57,514,875

End of period	$6,669,239,488	$6,767,313,443	$41,482,428	$54,940,281

Distributions in excess of net investment income included in net assets at end of period	$(2,748,149)	$—	$(74,612)	$—

SHARES ISSUED AND REDEEMED
Shares sold	58,350,000	66,600,000	—	100,000
Shares redeemed	(47,400,000)	(106,050,000)	(200,000)	(200,000)

Net increase (decrease) in shares outstanding	10,950,000	(39,450,000)	(200,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China 25 Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]
Net asset value, beginning of period	$42.12	$40.98	$42.14	$45.48	$46.99	$26.05

Income from investment operations:
Net investment income[b]	0.06	0.66	0.58	0.75	0.92	0.59
Net realized and unrealized gain (loss)[c]	(3.23)	1.33	(1.06)	(3.56)	(1.17)	20.79

Total from investment operations	(3.17)	1.99	(0.48)	(2.81)	(0.25)	21.38

Less distributions from:
Net investment income	(0.08)	(0.85)	(0.68)	(0.53)	(1.26)	(0.44)

Total distributions	(0.08)	(0.85)	(0.68)	(0.53)	(1.26)	(0.44)

Net asset value, end of period	$38.87	$42.12	$40.98	$42.14	$45.48	$46.99

Total return	(7.55)%[d]	4.93%	(1.16)%	(5.86)%	(0.85)%	82.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,669,239	$6,767,313	$8,199,691	$11,300,670	$6,678,362	$5,850,859
Ratio of expenses to average net assets[e]	0.74%	0.72%	0.72%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets[e]	0.34%	1.53%	1.39%	2.33%	1.76%	1.74%
Portfolio turnover rate[f]	15%	23%	23%	44%	24%	36%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Six months ended Jan. 31, 2012 (Unaudited)	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$49.95	$47.93	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.12	0.85	0.79	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	(3.77)	2.27	0.35	(2.81)	0.65

Total from investment operations	(3.65)	3.12	1.14	(1.70)	0.63

Less distributions from:
Net investment income	(0.21)	(1.10)	(0.67)	(0.48)	—

Total distributions	(0.21)	(1.10)	(0.67)	(0.48)	—

Net asset value, end of period	$46.09	$49.95	$47.93	$47.46	$49.64

Total return	(7.25)%[d]	6.55%	2.41%	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,482	$54,940	$57,515	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.74%	0.72%	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	0.58%	1.65%	1.65%	2.96%	(0.35)%
Portfolio turnover rate[f]	3%	8%	18%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE China 25	Non-diversified
FTSE China (HK Listed)	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments
iShares Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
FTSE China 25
Assets:
Common Stocks	$6,670,059,193	$—	$—	$6,670,059,193
Short-Term Investments	400,687,333	—	—	400,687,333

	$7,070,746,526	$—	$—	$7,070,746,526

FTSE China (HK Listed)
Assets:
Common Stocks	$41,458,973	$—	$13,745	$41,472,718
Rights	—	877	—	877
Short-Term Investments	2,205,769	—	—	2,205,769

	$43,664,742	$877	$13,745	$43,679,364

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of July 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE China 25	$3,332,711	$451,243	$58,367,595	$185,123,529	$160,211,209	$407,486,287
FTSE China (HK Listed)	—	—	50,180	361,254	510,679	922,113

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$7,674,064,938	$186,840,921	$(790,159,333)	$(603,318,412)
FTSE China (HK Listed)	43,355,504	4,581,418	(4,257,558)	323,860

Management has reviewed the tax positions as of January 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE China 25	$1,625,563
FTSE China (HK Listed)	10,127

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
FTSE China 25	$988,572,384	$940,932,956
FTSE China (HK Listed)	1,285,030	1,208,879

In-kind transactions (see Note 4) for the six months ended January 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE China 25	$2,010,293,096	$1,633,456,728
FTSE China (HK Listed)	—	8,724,913

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES TO FINANCIAL STATEMENTS	25

Notes:

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-77-0112

January 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI EAFE Minimum Volatility Index Fund  |  EFAV  |  NYSE Arca

iShares MSCI USA Minimum Volatility Index Fund  |  USMV  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

Performance as of January 31, 2012

Cumulative Total Returns
Inception to 1/31/12
NAV	MARKET	INDEX
0.88%	1.44%	0.96%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Minimum Volatility Index (the “Index”). The Index measures the performance of international equity securities that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through January 31, 2012, the total return for the Fund was 0.88%, net of fees, while the total return for the Index was 0.96%.

PORTFOLIO ALLOCATION As of 1/31/12
Sector	Percentage of Net Assets
Consumer Non-Cyclical	35.78%
Financial	17.33
Communications	14.37
Utilities	8.72
Consumer Cyclical	7.31
Industrial	5.90
Basic Materials	4.45
Energy	4.19
Technology	1.47
Diversified	0.22
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12
Security	Percentage of Net Assets
Swisscom AG Registered (Switzerland)	1.51%
GlaxoSmithKline PLC (United Kingdom)	1.50
SGS SA Registered (Switzerland)	1.49
Roche Holding AG Genusschein (Switzerland)	1.49
Takeda Pharmaceutical Co. Ltd. (Japan)	1.48
NTT DoCoMo Inc. (Japan)	1.48
Vodafone Group PLC (United Kingdom)	1.47
Link REIT (The) (Hong Kong)	1.46
Nestle SA Registered (Switzerland)	1.43
Reckitt Benckiser Group PLC (United Kingdom)	1.43

TOTAL	14.74%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

Performance as of January 31, 2012

Cumulative Total Returns
Inception to 1/31/12
NAV	MARKET	INDEX
7.11%	7.03%	7.13%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through January 31, 2012, the total return for the Fund was 7.11%, net of fees, while the total return for the Index was 7.13%.

PORTFOLIO ALLOCATION As of 1/31/12
Sector	Percentage of Net Assets
Consumer Non-Cyclical	36.02%
Consumer Cyclical	11.26
Technology	10.26
Financial	9.25
Utilities	8.45
Energy	7.45
Communications	7.31
Industrial	5.77
Basic Materials	3.98
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/12
Security	Percentage of Net Assets
Ecolab Inc.	1.80%
Microsoft Corp.	1.64
Paychex Inc.	1.57
Automatic Data Processing Inc.	1.54
Spectra Energy Corp.	1.53
American Tower Corp.	1.52
O’Reilly Automotive Inc.	1.52
Eli Lilly and Co.	1.51
Exxon Mobil Corp.	1.51
Wal-Mart Stores Inc.	1.50

TOTAL	15.64%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/18/11) [a]	Ending Account Value (1/31/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (10/18/11 to 1/31/12)
MSCI EAFE Minimum Volatility
Actual	$1,000.00	$1,008.80	0.20%	$0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02
MSCI USA Minimum Volatility
Actual	1,000.00	1,071.10	0.15	0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76

[a]	Commencement of operations.
[b]

Actual expenses for the Fund, which commenced operations on October 18, 2011, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (105 days) and divided by the number of days in the year (366 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.74%

AUSTRALIA — 4.04%
Amcor Ltd.	792	$5,925
CFS Retail Property Trust	33,931	61,843
Commonwealth Bank of Australia	1,408	75,805
CSL Ltd.	332	10,984
Echo Entertainment Group Ltd.[a]	14,268	54,740
Harvey Norman Holdings Ltd.	11,015	24,115
Metcash Ltd.	1,129	4,847
Origin Energy Ltd.	471	6,888
Qantas Airways Ltd.[a]	7,070	11,834
QR National Ltd.	8,061	31,783
Westfield Group	1,795	16,215
Woolworths Ltd.	3,732	98,322

		403,301
BELGIUM — 1.99%
Belgacom SA	3,148	98,345
Colruyt SA	1,388	52,519
Groupe Bruxelles Lambert SA	300	21,756
Mobistar SA	535	26,778

		199,398
DENMARK — 0.80%
Novo Nordisk A/S Class B	532	62,951
Novozymes A/S Class B	590	16,622

		79,573
FINLAND — 0.15%
Orion OYJ Class B	787	15,289

		15,289
FRANCE — 4.00%
Danone SA	555	34,281
Dassault Systemes SA	263	21,820
Essilor International SA	409	29,982
Eutelsat Communications	1,230	45,688
France Telecom SA	3,038	45,595
L’Air Liquide SA	1,008	126,964
L’Oreal SA	47	5,003
Neopost SA	67	4,736
SCOR SE	276	6,950
SES SA Class A FDR	213	5,033
Sodexo	360	26,739
Total SA	897	47,444

		400,235

Security	Shares	Value

GERMANY — 3.14%
Beiersdorf AG	440	$26,438
Deutsche Telekom AG Registered	3,759	42,308
Fresenius Medical Care AG & Co. KGaA	447	31,920
Linde AG	238	37,791
Muenchener Rueckversicherungs-Gesellschaft AG Registered	573	74,709
QIAGEN NVa	2,288	37,364
SAP AG	1,050	63,488

		314,018
HONG KONG — 7.76%
AIA Group Ltd.	14,400	48,096
BOC Hong Kong (Holdings) Ltd.	11,000	29,080
Cathay Pacific Airways Ltd.[b]	7,000	13,865
Cheung Kong Infrastructure Holdings Ltd.	6,000	34,161
CLP Holdings Ltd.	16,500	135,115
Hang Seng Bank Ltd.[b]	10,600	136,832
Hopewell Holdings Ltd.	12,000	31,337
Link REIT (The)	40,000	145,722
MTR Corp. Ltd.	30,000	100,006
Power Assets Holdings Ltd.	14,000	101,012

		775,226
IRELAND — 0.09%
Ryanair Holdings PLC SP ADR[a]	272	9,123

		9,123
ISRAEL — 1.91%
Bank Hapoalim Ltd.	11,410	39,804
Bank Leumi le-Israel	4,215	13,769
Bezeq The Israel Telecommunication Corp. Ltd.	30,323	52,608
Cellcom Israel Ltd.	633	9,207
Partner Communications Co. Ltd.	1,775	14,705
Teva Pharmaceutical Industries Ltd.	1,339	60,350

		190,443
ITALY — 2.34%
Enel Green Power SpA	16,337	32,549
Snam Rete Gas SpA	26,496	119,523
Terna SpA	22,170	81,319

		233,391
JAPAN — 26.43%
All Nippon Airways Co. Ltd.	16,000	46,584
Asahi Group Holdings Ltd.	500	11,049

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

Astellas Pharma Inc.	800	$32,839
Bank of Kyoto Ltd. (The)	5,000	43,082
Bank of Yokohama Ltd. (The)	2,000	9,259
Benesse Holdings Inc.	1,300	60,525
Central Japan Railway Co.	4	34,361
Chubu Electric Power Co. Inc.	1,700	31,258
Chugai Pharmaceutical Co. Ltd.	1,900	30,176
Chugoku Bank Ltd. (The)	3,000	40,918
East Japan Railway Co.	1,000	64,721
FamilyMart Co. Ltd.	1,200	48,551
Gunma Bank Ltd. (The)	7,000	38,098
Hachijuni Bank Ltd. (The)	8,000	46,898
Hokkaido Electric Power Co. Inc.	1,900	27,061
Hokuriku Electric Power Co.	300	5,819
Iyo Bank Ltd. (The)	4,000	38,400
Japan Real Estate Investment Corp.	6	52,485
Jupiter Telecommunications Co. Ltd.	32	31,853
Kansai Electric Power Co. Inc. (The)	3,500	56,321
Kansai Paint Co. Ltd.	1,000	9,430
Kao Corp.	300	7,892
Kintetsu Corp.[b]	7,000	28,184
Kyushu Electric Power Co. Inc.	900	12,925
Lawson Inc.	1,100	66,793
McDonald’s Holdings Co. (Japan) Ltd.	1,400	37,988
Mitsubishi Tanabe Pharma Corp.	4,100	57,750
Nippon Building Fund Inc.	6	53,823
Nippon Telegraph and Telephone Corp.	2,500	124,918
Nissin Foods Holdings Co. Ltd.	1,000	38,085
Nitori Holdings Co. Ltd.	700	64,262
NTT DoCoMo Inc.	83	147,386
Odakyu Electric Railway Co. Ltd.	6,000	59,567
Ono Pharmaceutical Co. Ltd.	1,400	78,951
Oracle Corp. Japan	700	24,493
Oriental Land Co. Ltd.	800	84,984
Osaka Gas Co. Ltd.	8,000	32,105
Resona Holdings Inc.	5,700	25,342
Sankyo Co. Ltd.	100	4,885
Santen Pharmaceutical Co. Ltd.	1,400	57,285
Secom Co. Ltd.	1,700	79,482
Seven Bank Ltd.	10,700	22,453
Shimamura Co. Ltd.	400	41,233
Shionogi & Co. Ltd.	3,700	49,350
Shizuoka Bank Ltd. (The)	8,000	82,046

Security	Shares	Value

Suzuken Co. Ltd.	800	$23,323
Taisho Pharmaceutical Holdings Co. Ltd.[a]	400	35,148
Takeda Pharmaceutical Co. Ltd.	3,400	147,593
Tokyo Gas Co. Ltd.	26,000	120,026
TonenGeneral Sekiyu K.K.	5,000	47,672
Tsumura & Co.	1,200	35,740
Unicharm Corp.	900	47,272
West Japan Railway Co.	2,800	118,610
Yahoo! Japan Corp.	78	23,814

		2,641,068
NETHERLANDS — 2.92%
Koninklijke Ahold NV	3,712	49,224
Koninklijke KPN NV	8,865	97,247
TNT Express NV	7,322	61,324
Unilever NV CVA	2,525	84,121

		291,916
NEW ZEALAND — 0.35%
Contact Energy Ltd.[a]	1,704	6,731
Fletcher Building Ltd.	5,158	27,792

		34,523
PORTUGAL — 0.62%
CIMPOR — Cimentos de Portugal SGPS SA	3,220	21,708
Galp Energia SGPS SA Class B	1,453	23,462
Portugal Telecom SGPS SA Registered	3,336	16,594

		61,764
SINGAPORE — 5.46%
ComfortDelGro Corp. Ltd.	7,000	8,277
DBS Group Holdings Ltd.	12,000	129,474
Hutchison Port Holdings Trust	44,000	33,000
Oversea-Chinese Banking Corp. Ltd.	20,000	136,959
Singapore Airlines Ltd.	11,000	97,225
Singapore Press Holdings Ltd.	12,000	35,450
Singapore Telecommunications Ltd.	26,000	64,180
United Overseas Bank Ltd.	3,000	41,422

		545,987
SPAIN — 1.00%
Bankia SAa	17,965	81,510
Telefonica SA	1,086	18,951

		100,461

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

SWITZERLAND — 11.79%
Actelion Ltd. Registered[a]	532	$20,393
Givaudan SA Registered[a]	149	139,262
Lindt & Spruengli AG Registered	2	68,508
Nestle SA Registered	2,499	143,347
Novartis AG Registered	2,534	137,226
Roche Holding AG Genusschein	879	148,921
SGS SA Registered	83	149,104
Straumann Holding AG Registered	163	29,353
Swisscom AG Registered	383	151,309
Syngenta AG Registered[a]	433	131,087
Synthes Inc.[c]	352	60,019

		1,178,529
UNITED KINGDOM — 24.95%
Admiral Group PLC	3,739	55,522
AstraZeneca PLC	2,456	118,383
BP PLC	13,094	97,292
British American Tobacco PLC	1,889	86,954
British Sky Broadcasting Group PLC	6,108	66,507
Capita PLC	8,907	86,443
Centrica PLC	13,022	60,292
Compass Group PLC	10,502	97,613
Diageo PLC	4,651	102,900
Essar Energy PLC[a]	1,553	3,166
Experian PLC	5,408	73,351
G4S PLC	4,027	17,126
GlaxoSmithKline PLC	6,746	150,102
HSBC Holdings PLC	6,430	53,748
Imperial Tobacco Group PLC	818	29,302
J Sainsbury PLC	21,783	99,137
Marks & Spencer Group PLC	5,121	26,409
Pearson PLC	5,932	109,804
Reckitt Benckiser Group PLC	2,687	143,150
Reed Elsevier PLC	7,424	61,506
Rexam PLC	4,681	27,627
Royal Dutch Shell PLC Class A	2,062	72,904
Royal Dutch Shell PLC Class B	2,601	94,753
RSA Insurance Group PLC	19,706	32,963
Sage Group PLC (The)	7,111	32,890
Serco Group PLC	9,070	72,710
Shire PLC	1,076	35,759
SSE PLC	3,883	74,940

Security	Shares	Value

Tesco PLC	19,032	$95,987
Unilever PLC	4,133	133,442
Vodafone Group PLC	54,309	146,380
Wm Morrison Supermarkets PLC	29,758	134,305

		2,493,367

TOTAL COMMON STOCKS
(Cost: $9,921,578)		9,967,612

SHORT-TERM INVESTMENTS —1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	120,620	120,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[d,e,f]	9,250	9,250
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	940	940

		130,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,810)		130,810

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $10,052,388)		10,098,422
Other Assets, Less Liabilities — (1.05)%		(105,089)

NET ASSETS — 100.00%		$9,993,333

FDR — Fiduciary Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.93%
Lockheed Martin Corp.	1,640	$135,005
Raytheon Co.	1,532	73,520

		208,525
AGRICULTURE — 1.73%
Altria Group Inc.	4,920	139,728
Reynolds American Inc.	1,207	47,351

		187,079
BEVERAGES — 2.74%
Coca-Cola Co. (The)	2,252	152,077
PepsiCo Inc.	2,192	143,949

		296,026
BIOTECHNOLOGY — 2.53%
Amgen Inc.	2,344	159,181
Celgene Corp.[a]	916	66,593
Gilead Sciences Inc.[a]	971	47,424

		273,198
CHEMICALS — 2.66%
Ecolab Inc.	3,220	194,617
Praxair Inc.	159	16,886
Sherwin-Williams Co. (The)	784	76,463

		287,966
COMMERCIAL SERVICES — 5.23%
Automatic Data Processing Inc.	3,044	166,750
Paychex Inc.	5,380	169,470
SAIC Inc.[a,b]	4,812	61,882
Total System Services Inc.	660	14,151
Verisk Analytics Inc. Class Aa	2,260	90,558
Visa Inc. Class A	620	62,397

		565,208
COMPUTERS — 3.44%
Accenture PLC Class A	1,072	61,469
Apple Inc.[a]	23	10,499
EMC Corp.[a]	240	6,182
IHS Inc. Class Aa	692	61,920
International Business Machines Corp.	820	157,932
Synopsys Inc.[a]	2,536	74,001

		372,003

Security	Shares	Value

COSMETICS & PERSONAL CARE — 2.09%
Colgate-Palmolive Co.	824	$74,753
Procter & Gamble Co. (The)	2,400	151,296

		226,049
DISTRIBUTION & WHOLESALE — 0.17%
Genuine Parts Co.	288	18,369

		18,369
ELECTRIC — 8.45%
Consolidated Edison Inc.	2,612	154,003
Dominion Resources Inc.	572	28,623
Duke Energy Corp.	6,068	129,309
NSTAR	891	40,033
PG&E Corp.	2,456	99,861
Progress Energy Inc.	1,644	89,319
Southern Co. (The)	3,516	160,189
Wisconsin Energy Corp.	3,160	107,440
Xcel Energy Inc.	3,940	104,804

		913,581
ENVIRONMENTAL CONTROL — 2.06%
Stericycle Inc.[a]	1,344	112,923
Waste Management Inc.	3,164	109,981

		222,904
FOOD — 5.82%
Campbell Soup Co.	1,928	61,117
General Mills Inc.	3,940	156,930
H.J. Heinz Co.	460	23,851
Hormel Foods Corp.	2,424	69,763
J.M. Smucker Co. (The)	224	17,647
Kellogg Co.	2,484	123,008
Kraft Foods Inc. Class A	2,232	85,485
McCormick & Co. Inc. NVS	1,811	91,528

		629,329
HEALTH CARE — PRODUCTS — 3.63%
Baxter International Inc.	1,079	59,863
Becton, Dickinson and Co.	1,948	152,743
C.R. Bard Inc.	1,412	130,638
Edwards Lifesciences Corp.[a]	600	49,602

		392,846

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

HEALTH CARE — SERVICES — 1.05%
Laboratory Corp. of America Holdings[a]	1,176	$107,474
Quest Diagnostics Inc.	108	6,273

		113,747
HOUSEHOLD PRODUCTS & WARES — 1.68%
Church & Dwight Co. Inc.	568	25,770
Clorox Co. (The)	320	21,971
Kimberly-Clark Corp.	1,876	134,247

		181,988
INSURANCE — 5.56%
Aon Corp.	1,720	83,299
Arch Capital Group Ltd.[a]	2,224	80,175
Berkshire Hathaway Inc. Class Ba	892	69,906
Chubb Corp. (The)	124	8,359
Everest Re Group Ltd.	320	27,328
Marsh & McLennan Companies Inc.	1,868	59,010
PartnerRe Ltd.	772	50,504
Progressive Corp. (The)	403	8,173
RenaissanceRe Holdings Ltd.	460	33,631
Travelers Companies Inc. (The)	1,744	101,675
W.R. Berkley Corp.	1,988	68,129
Willis Group Holdings PLC	295	11,467

		601,656
INTERNET — 0.64%
Google Inc. Class Aa	76	44,088
Symantec Corp.[a]	848	14,577
VeriSign Inc.	300	11,118

		69,783
MEDIA — 0.38%
DIRECTV Class Aa	919	41,364

		41,364
MINING — 1.32%
Newmont Mining Corp.	2,320	142,634

		142,634
OIL & GAS — 4.22%
Chevron Corp.	1,552	159,980
ConocoPhillips	1,632	111,319
Exxon Mobil Corp.	1,948	163,126
Occidental Petroleum Corp.	224	22,348

		456,773

Security	Shares	Value

PHARMACEUTICALS — 9.53%
Abbott Laboratories	2,836	$153,569
Allergan Inc.	140	12,307
AmerisourceBergen Corp.	1,887	73,536
Bristol-Myers Squibb Co.	4,928	158,879
Eli Lilly and Co.	4,116	163,570
Forest Laboratories Inc.[a]	1,040	33,051
Johnson & Johnson	2,380	156,866
McKesson Corp.	204	16,671
Merck & Co. Inc.	4,228	161,763
Pfizer Inc.	3,324	71,134
Watson Pharmaceuticals Inc.[a]	500	29,315

		1,030,661
PIPELINES — 3.23%
Kinder Morgan Inc.[b]	1,956	63,511
Kinder Morgan Management LLC[a,b]	1,558	119,888
Spectra Energy Corp.	5,268	165,890

		349,289
REAL ESTATE INVESTMENT TRUSTS — 2.98%
American Tower Corp.	2,584	164,110
Annaly Capital Management Inc.	9,400	158,296

		322,406
RETAIL — 11.09%
Advance Auto Parts Inc.	1,264	96,873
AutoZone Inc.[a]	416	144,718
Dollar Tree Inc.[a]	1,128	95,665
Family Dollar Stores Inc.	820	45,756
Home Depot Inc. (The)	148	6,570
McDonald’s Corp.	1,636	162,046
O’Reilly Automotive Inc.[a]	2,012	163,998
Ross Stores Inc.	1,856	94,322
Target Corp.	1,604	81,499
TJX Companies Inc. (The)	840	57,237
Wal-Mart Stores Inc.	2,652	162,727
Yum! Brands Inc.	1,396	88,409

		1,199,820
SAVINGS & LOANS — 0.71%
People’s United Financial Inc.	6,216	76,643

		76,643

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

January 31, 2012

Security	Shares	Value

SEMICONDUCTORS — 1.25%
Intel Corp.	2,540	$67,107
QUALCOMM Inc.	312	18,352
Texas Instruments Inc.	1,544	49,994

		135,453
SOFTWARE — 5.57%
Activision Blizzard Inc.	9,076	111,998
CA Inc.	476	12,271
Dun & Bradstreet Corp. (The)	200	16,562
Fidelity National Information Services Inc.	2,660	75,970
Fiserv Inc.[a]	1,184	74,462
Intuit Inc.	1,320	74,501
Microsoft Corp.	6,000	177,180
Oracle Corp.	2,092	58,994

		601,938
TELECOMMUNICATIONS — 6.28%
AT&T Inc.	5,304	155,991
CenturyLink Inc.	3,824	141,603
Crown Castle International Corp.[a]	2,179	105,638
Frontier Communications Corp.	956	4,092
Motorola Solutions Inc.	368	17,079
SBA Communications Corp. Class Aa	320	14,630
Verizon Communications Inc.	4,164	156,816
Windstream Corp.	6,916	83,476

		679,325
TRANSPORTATION — 1.78%
C.H. Robinson Worldwide Inc.	1,116	76,825
United Parcel Service Inc. Class B	1,524	115,291

		192,116

TOTAL COMMON STOCKS
(Cost: $10,438,360)		10,788,679

SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	199,044	199,044
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%[c,d,e]	15,264	15,264

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	13,475	$13,475

		227,783
TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,783)		227,783

TOTAL INVESTMENTS IN SECURITIES — 101.86%
(Cost: $10,666,143)		11,016,462
Other Assets, Less Liabilities — (1.86)%		(201,374)

NET ASSETS — 100.00%		$10,815,088

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2012

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,921,578	$10,438,360
Affiliated (Note 2)	130,810	227,783

Total cost of investments	$10,052,388	$10,666,143

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,967,612	$10,788,679
Affiliated (Note 2)	130,810	227,783

Total fair value of investments	10,098,422	11,016,462
Foreign currencies, at value[b]	10,532	—
Receivables:
Dividends and interest	15,922	14,015

Total Assets	10,124,876	11,030,477

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	129,870	214,308
Investment advisory fees (Note 2)	1,673	1,081

Total Liabilities	131,543	215,389

NET ASSETS	$9,993,333	$10,815,088

Net assets consist of:
Paid-in capital	$9,954,015	$10,445,846
Undistributed (distributions in excess of) net investment income	(3,447)	12,802
Undistributed net realized gain (accumulated net realized loss)	(3,610)	6,121
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	46,375	350,319

NET ASSETS	$9,993,333	$10,815,088

Shares outstanding[c]	200,000	400,000

Net asset value per share	$49.97	$27.04

[a]	Securities on loan with values of $123,233 and $209,706, respectively. See Note 5.
[b]	Cost of foreign currencies: $10,387 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended January 31, 2012

	iShares MSCI EAFE Minimum Volatility Index Fund[a]	iShares MSCI USA Minimum Volatility Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$48,684	$37,961
Interest — affiliated (Note 2)	3	1
Securities lending income — affiliated (Note 2)	70	612

Total investment income	48,757	38,574

EXPENSES
Investment advisory fees (Note 2)	9,716	2,242

Total expenses	9,716	2,242
Less investment advisory fees waived (Note 2)	(4,046)	—

Net expenses	5,670	2,242

Net investment income	43,087	36,332

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,186)	6,121
Foreign currency transactions	(424)	—

Net realized gain (loss)	(3,610)	6,121

Net change in unrealized appreciation/depreciation on:
Investments	46,034	350,319
Translation of assets and liabilities in foreign currencies	341	—

Net change in unrealized appreciation/depreciation	46,375	350,319

Net realized and unrealized gain	42,765	356,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,852	$392,772

[a]	For the period from October 18, 2011 (commencement of operations) to January 31, 2012.
[b]	Net of foreign withholding tax of $3,720 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Minimum Volatility Index Fund	iShares MSCI USA Minimum Volatility Index Fund
	Period from October 18, 2011[a] to January 31, 2012 (Unaudited)	Period from October 18, 2011[a] to January 31, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,087	$36,332
Net realized gain (loss)	(3,610)	6,121
Net change in unrealized appreciation/depreciation	46,375	350,319

Net increase in net assets resulting from operations	85,852	392,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,534)	(23,530)

Total distributions to shareholders	(46,534)	(23,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,954,015	10,445,846

Net increase in net assets from capital share transactions	9,954,015	10,445,846

INCREASE IN NET ASSETS	9,993,333	10,815,088

NET ASSETS
Beginning of period	—	—

End of period	$9,993,333	$10,815,088

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,447)	$12,802

SHARES ISSUED
Shares sold	200,000	400,000

Net increase in shares outstanding	200,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Jan. 31, 2012 (Unaudited)
Net asset value, beginning of period	$49.77

Income from investment operations:
Net investment income[b]	0.22
Net realized and unrealized gain[c]	0.21

Total from investment operations	0.43

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$49.97

Total return	0.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,993
Ratio of expenses to average net assets[e]	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%
Ratio of net investment income to average net assets[e]	1.52%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI USA Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Jan. 31, 2012 (Unaudited)
Net asset value, beginning of period	$25.32

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized gain[c]	1.62

Total from investment operations	1.80

Less distributions from:
Net investment income	(0.08)

Total distributions	(0.08)

Net asset value, end of period	$27.04

Total return	7.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,815
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	2.43%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
MSCI EAFE Minimum Volatility[a]	Non-diversified
MSCI USA Minimum Volatility[a]	Non-diversified

[a]	The Fund commenced operations on October 18, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 — Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of January 31, 2012, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of January 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
MSCI EAFE Minimum Volatility	$10,052,388	$338,203	$(292,169)	$46,034
MSCI USA Minimum Volatility	10,666,143	392,783	(42,464)	350,319

Management has reviewed the tax positions as of January 31, 2012 and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI USA Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI EAFE Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended January 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
MSCI EAFE Minimum Volatility	$38
MSCI USA Minimum Volatility	329

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Funds. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended January 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
MSCI EAFE Minimum Volatility	$1,015,884	$1,035,135
MSCI USA Minimum Volatility	305,921	298,026

In-kind transactions (see Note 4) for the period ended January 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI EAFE Minimum Volatility	$9,944,015	$—
MSCI USA Minimum Volatility	10,424,343	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I. iShares MSCI EAFE Minimum Volatility Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”) met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the high level of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting other iShares funds and their shareholders. The Board acknowledged that additional resources to support other iShares funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

“at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the Fund had not yet launched. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchanged traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts for which BFA (or its affiliates) provides investment advisory/management services, and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet launched. However, the Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion that the arrangements support the Board’s approval of the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI USA Minimum Volatility Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”) met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the high level of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting other iShares funds and their shareholders. The Board acknowledged that additional resources to support other iShares funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the Fund had not yet launched. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchanged traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts for which BFA (or its affiliates) provides investment advisory/management services, and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet launched. However, the Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion that the arrangements support the Board’s approval of the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-79-0112

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	March 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	March 18, 2012

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2012